UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

Item 1. Reports to Stockholders.

Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Fund Performance, Allocation of Portfolio Holdings and Expense Examples
7	Financial Statements and Financial Highlights
11	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Board Approval of Investment Advisory Agreement
17	Trustees and Officers
19	Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of the Money Market ProFund for the 12 months ended December 31, 2013.

During the 12-month period, average money market rates hovered slightly above zero. Money market rates generally follow the Federal Funds Target Rate, which remained unchanged in a target range of 0.0% to 0.25% for the period.

U.S. Economic Growth Gaining Strength

U.S. GDP grew at a rate of 2.7% from the end of 2012 to the end of 2013, compared to 2.0% for the prior year. Unemployment declined to 6.7% in December 2013 from 7.9% at the end of 2012.

The U.S. Federal Reserve, at the December 2013 Federal Open Market Committee meeting, decided to keep rates unchanged. The Committee noted that in light of the cumulative progress toward maximum employment and the improvement in the outlook for labor market conditions, it decided to modestly reduce the pace of its asset purchases. In addition, the Committee reaffirmed its view that a highly accommodative monetary policy stance will remain appropriate for a considerable time after the asset purchase program ends — as long as the unemployment rate remains above 6.5% and projected inflation is no more than a half percentage point above its 2% goal.

We appreciate the trust and confidence you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

1

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Fund Performance, Allocation of Portfolio Holdings and Expense Examples

4  :: Money Market ProFund :: Fund Performance

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2013, was 0.02%(1) for the Investor Class and 0.02%(1) for the Service Class.

The assets of the Fund are part of a $20.2 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit Profunds.com

(1)   The seven-day yield quotation more closely reflects the earning of the money market fund than a total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.76)% and (1.76)% for Investor Class and Service Class, respectively.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings and Expense Examples :: Money Market ProFund ::  5

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	105%
Total Exposure	105%

(a)         The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	39%
Repurchase Agreements	17%
Short-Term Notes	14%
Certificates of Deposit and Bank Notes	10%
Municipal Investments	8%
Government & Agency Obligations	3%
Time Deposits	3%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2013 and held for the entire period from July 1, 2013 through December 31, 2013.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13	Annualized Expense Ratio During Period 7/1/13 - 12/31/13
Money Market ProFund — Investor Class	$1,000.00	$1,000.10	$0.91	0.18%
Money Market ProFund — Service Class	1,000.00	1,000.10	0.91	0.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 - 12/31/13	Annualized Expense Ratio During Period 7/1/13 - 12/31/13
Money Market ProFund — Investor Class	$1,000.00	$1,024.30	$0.92	0.18%
Money Market ProFund — Service Class	1,000.00	1,024.30	0.92	0.18%

*                 Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

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Financial Statements and Financial Highlights

8  :: Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Investment in Cash Management Portfolio, at value	$491,506,085
Receivable for capital shares issued	24,257,140
Receivable from Advisor	128,853
Prepaid expenses	34,414
TOTAL ASSETS	515,926,492
LIABILITIES:
Payable for capital shares redeemed	46,628,767
Administration fees payable	10,714
Trustee fees payable	153
Transfer agency fees payable	101,139
Compliance services fees payable	5,629
Service fees payable	577
Other accrued expenses	243,092
TOTAL LIABILITIES	46,990,071
NET ASSETS	$468,936,421
NET ASSETS CONSIST OF:
Capital	$469,045,393
Accumulated net investment income	760
Accumulated net realized gains (losses) on investments	(109,732)
NET ASSETS	$468,936,421
INVESTOR CLASS:
Net Assets	$421,081,972
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	421,113,766
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$47,854,449
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	47,863,247
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2013

INVESTMENT INCOME:
Interest	$961,520	(a)
Expenses(b)	(628,692	)(a)
TOTAL INVESTMENT INCOME	332,828
EXPENSES:
Management services fees	1,570,936
Administration fees	143,476
Transfer agency fees	1,379,489
Administrative services fees	257,251
Registration and filing fees	137,168
Fund accounting fees	10,000
Trustee fees	11,516
Compliance services fees	3,378
Service fees	8,331
Other fees	326,431
Total Gross Expenses before reductions	3,847,976
Less Expenses reduced by the Advisor	(3,605,297)
TOTAL NET EXPENSES	242,679
NET INVESTMENT INCOME	90,149
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,159	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$95,308

(a)         Allocated from Cash Management Portfolio

(b)         For the year ended December 31, 2013, the Advisor to the Cash Management Portfolio waived fees, of which $108,171 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund ::  9

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$90,149	$92,656
Net realized gains (losses) on investments	5,159	3,025
Change in net assets resulting from operations	95,308	95,681
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(78,134)	(76,693)
Service Class	(12,061)	(15,939)
Change in net assets resulting from distributions	(90,195)	(92,632)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	6,216,413,530	6,368,330,540
Service Class	972,803,184	743,125,823
Dividends reinvested
Investor Class	77,512	77,320
Service Class	11,997	15,103
Value of shares redeemed
Investor Class	(6,202,493,514)	(6,390,293,832)
Service Class	(975,502,415)	(788,664,558)
Change in net assets resulting from capital transactions	11,310,294	(67,409,604)
Change in net assets	11,315,407	(67,406,555)
NET ASSETS:
Beginning of period	457,621,014	525,027,569
End of period	$468,936,421	$457,621,014
Accumulated net investment income	$760	$806
SHARE TRANSACTIONS:
Issued
Investor Class	6,216,413,511	6,368,330,327
Service Class	972,803,157	743,125,827
Reinvested
Investor Class	77,512	77,320
Service Class	11,997	15,103
Redeemed
Investor Class	(6,202,493,514)	(6,390,293,832)
Service Class	(975,502,415)	(788,664,558)
Change in shares	11,310,248	(67,409,813)

See accompanying notes to the financial statements.

10  :: Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return	Gross Expenses(a),(b)	Net Expenses(a)		Net Investment Income(a)	Net Assets, End of Period (000’s)
Money Market ProFund
Investor Class
Year Ended December 31, 2013	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	$1.000	0.02%	1.00%	0.19	%(d)	0.02%	$421,082
Year Ended December 31, 2012	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	$1.000	0.02%	0.96%	0.26	%(d)	0.02%	$407,080
Year Ended December 31, 2011	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	$1.000	0.02%	1.01%	0.23	%(d)	0.02%	$428,962
Year Ended December 31, 2010	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	$1.000	0.02%	0.93%	0.30	%(d)	0.02%	$464,048
Year Ended December 31, 2009	$1.000	0.001		—	(c)	0.001		(0.001)		(0.001)		$1.000	0.05%	0.97%	0.55	%(d)	0.06%	$509,584
Service Class
Year Ended December 31, 2013	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	$1.000	0.02%	1.00%	0.19	%(d)	0.02%	$47,854
Year Ended December 31, 2012	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	$1.000	0.02%	1.42%	0.26	%(d)	0.02%	$50,541
Year Ended December 31, 2011	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	$1.000	0.02%	1.96%	0.23	%(d)	0.02%	$96,065
Year Ended December 31, 2010	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	$1.000	0.02%	1.93%	0.30	%(d)	0.02%	$114,050
Year Ended December 31, 2009	$1.000	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	$1.000	0.03%	1.39%	0.58	%(d)	0.03%	$104,635

(a)         Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.

(b)         For the periods ended December 31, 2013, December 31, 2012, December 31, 2011,December 31, 2010, and December 31, 2009, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.02%, 0.03%, 0.01%, 0.01%, and 0.03%, respectively.

(c)          Amount is less than $0.0005.

(d)         The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

12  :: Money Market ProFund :: Notes to Financial Statements :: December 31, 2013

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of December 31, 2013, the percentage of the Portfolio’s interests owned by the ProFund was 2.4%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

December 31, 2013 :: Notes to Financial Statements :: Money Market ProFund ::  13

•                  Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of December 31, 2013, the ProFund’s $491,506,085 investment in the Portfolio, which is an investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the year ended December 31, 2013.

4. Fees and Transactions with Affiliates

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the ProFund, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Distribution and Service Fees were suspended throughout the year ended December 31, 2013. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $601,348 for the year ended December 31, 2013.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2013, actual Trustee compensation was $591,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2014 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest

14  :: Money Market ProFund :: Notes to Financial Statements :: December 31, 2013

previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2013, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Total
Money Market ProFund — Fund Level	$3,432,172	$4,063,706	$3,272,313	$2,495,230	$13,263,421
Money Market ProFund — Service Class	1,228,197	986,743	89,725	—	2,304,665

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2013
Money Market ProFund	$90,195	$90,195
December 31, 2012
Money Market ProFund	$92,633	$92,633

As of the tax year ended December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$760	$—	$—	$(109,732)	$—	$(108,972)

As of the end of its tax year ended December 31, 2013, the ProFund had capital loss carryforwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term.

CLCFs subject to expiration:

Expires 12/31/16
Money Market ProFund	$109,732

Report of Independent Registered Public Accounting Firm :: Money Market ProFund ::  15

To the Board of Trustees and Shareholders of Money Market ProFund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market ProFund (the “Fund”) at December 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 24, 2014

16  :: Money Market ProFund :: Board Approval of Investment Advisory Agreement (unaudited) :: December 31, 2013

At a meeting held on September 9-10, 2013, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of the Fund and ProFund Advisors LLC (the “Advisor”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Board was advised by legal counsel with respect to its deliberations. The Independent Trustees were advised by separate independent legal counsel with respect to their deliberations. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor.

The Board noted that the Fund is a feeder fund that invests all its shares in a master fund that is advised by a third party investment advisor. The Board recognized that the Advisor provides no services under the Advisory Agreement, the Adviser collects no advisory fee under that Advisory Agreement, and the Advisory Agreement will be operative only if the master-feeder arrangement is terminated. The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believe to be reasonably necessary to evaluate the Advisory Agreement in light of the structure of the Fund.

The Board considered that the Advisor has the requisite portfolio management skills to manage the Fund if necessary, and considered the reasonableness of the fee should the Advisor begin to provide services under the Advisory Agreement. In assessing the reasonableness of the fee, the board considered the nature of the services described in the Agreement, and fees charged by comparable money market funds.

In its deliberations, the Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Fund but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan. The Board also considered the revenue sharing arrangement pursuant to which the adviser of the master fund, Deutsche Investment Management Americas Inc. (“DIMA”), pays amounts to PDI to cover certain marketing and distribution expenses associated with the sale of the of the Fund and other funds that are part of the same complex as the Fund. The Board noted that the Advisor represented that DIMA pays these amounts out of DIMA’s legitimate profits, in an effort to help increase the assets of the Fund and that the payments made to PDI do not affect the level of the Advisor’s voluntary expense cap for the Fund. The Board considered that payments made to PDI do not affect the expenses paid by the shareholders or, consequently, the Fund’s investment return. The Advisor also represented that the receipt of these payments by PDI does not affect the decision to invest the Fund’s assets in the master fund. Marketing expenses associated with the other funds in the complex are included because DIMA has determined that an increase in assets in those funds is, through exchanges, likely to increase the size of the Fund.

In addition to the information provided and discussions that occurred at the meeting on September 9-10, 2013, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year. The Board’s conclusions may take into account their consideration for the relevant arrangements during the course of the year and in prior years.

Trustees and Officers (unaudited) :: Money Market ProFund ::  17

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee
Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002-present)	ProFunds (112); Access One Trust (3); ProShares (123)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (123)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present

Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to 2010); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)

ProFunds (112); Access One Trust (3); ProShares (123)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (123)

*                  The “Fund Complex” consists of all operational registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment advisor that is an affiliated person of the ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**            Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President*	Indefinite; January 2014 to present

President of the Advisor (January 2014 to present); Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

*      From February 2003 to December 2013, Louis M. Mayberg served as President of the Trust.

This Page Intentionally Left Blank

Cash Management Portfolio

20 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2013

Investment Portfolio

Certificates of Deposit and Bank Notes 10.2%

	Principal Amount	Value
Banco del Estado de Chile:
0.21%, 2/18/2014	$48,111,000	$48,111,000
0.26%, 5/14/2014	15,300,000	15,300,000
0.26%, 5/15/2014	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.2%, 2/7/2014	38,011,000	38,011,000
BNP Paribas,
0.2%, 2/3/2014	72,500,000	72,500,000
China Construction Bank Corp.,
0.4%, 1/30/2014	127,000,000	127,000,000
DNB Bank ASA:
0.17%, 4/4/2014	129,000,000	129,000,000
0.21%, 5/27/2014	125,000,000	125,000,000
DZ Bank AG,
0.25%, 3/17/2014	105,000,000	105,000,000
Industrial & Commercial Bank of China Ltd.:
0.4%, 1/21/2014	45,750,000	45,750,000
0.4%, 1/22/2014	45,000,000	45,000,000
International Business Machines Corp.,
1.25%, 5/12/2014	35,000,000	35,122,578
Kreditanstalt Fuer Wiederaufbau:
0.211%, 2/28/2014	50,000,000	49,995,080
0.22%, 4/11/2014	82,000,000	81,991,759
Mitsubishi UFJ Trust & Banking Corp.,
0.21%, 1/28/2014	36,924,000	36,924,000
Mizuho Bank Ltd.:
0.21%, 4/1/2014	58,000,000	58,000,000
0.22%, 1/15/2014	93,643,000	93,643,000
0.22%, 2/26/2014	169,076,000	169,076,000
Nordea Bank Finland PLC:
0.25%, 1/6/2014	100,000,000	100,000,000
0.25%, 1/14/2014	100,000,000	100,000,000
Norinchukin Bank:
0.22%, 1/14/2014	65,000,000	65,000,000
0.22%, 2/14/2014	60,100,000	60,100,000
0.22%, 3/18/2014	50,000,000	50,000,000
Rabobank Nederland NV:
0.245%, 6/12/2014	140,000,000	140,000,000
0.405%, 1/8/2014	44,000,000	44,001,150
Skandinaviska Enskilda Banken AB,
0.275%, 5/8/2014	100,000,000	99,998,239
Sumitomo Mitsui Banking Corp.:
0.11%, 1/6/2014	9,750,000	9,750,000
0.21%, 2/18/2014	32,500,000	32,500,000
Toronto-Dominion Bank,
0.2%, 2/12/2014	1,750,000	1,750,000
Wells Fargo Bank NA,
0.2%, 5/27/2014	38,000,000	38,000,000
Total Certificates of Deposit and Bank Notes (Cost $2,066,523,806)		2,066,523,806

Commercial Paper 38.5%
Issued at Discount** 31.3%
Antalis U.S. Funding Corp.:
144A, 0.11%, 1/2/2014	22,000,000	21,999,933
144A, 0.14%, 1/3/2014	31,642,000	31,641,754
Australia & New Zealand Banking Group Ltd.:
0.17%, 3/4/2014	57,160,000	57,143,265
0.19%, 3/4/2014	85,000,000	84,972,186
Bank Nederlandse Gemeenten:
0.21%, 1/24/2014	23,564,000	23,560,838
0.22%, 4/22/2014	150,000,000	149,898,250
0.22%, 6/17/2014	150,000,000	149,846,917
0.23%, 1/24/2014	20,000,000	19,997,061
Barclays Bank PLC,
0.15%, 1/7/2014	125,000,000	124,996,875
Bedford Row Funding Corp.:
144A, 0.26%, 7/25/2014	23,000,000	22,965,947
144A, 0.3%, 4/22/2014	35,000,000	34,967,625
144A, 0.31%, 10/27/2014	77,000,000	76,801,746
144A, 0.42%, 1/3/2014	53,125,000	53,123,760
BNZ International Funding Ltd.:
144A, 0.17%, 3/5/2014	76,500,000	76,477,241
144A, 0.23%, 5/14/2014	90,000,000	89,923,525
Caisse Centrale Desjardins:
0.175%, 2/19/2014	24,000,000	23,994,283
0.18%, 3/26/2014	100,000,000	99,958,000
0.22%, 1/29/2014	70,500,000	70,487,937
Caisse des Depots et Consignations:
144A, 0.18%, 3/17/2014	50,000,000	49,981,250
144A, 0.2%, 3/24/2014	87,500,000	87,460,139
144A, 0.2%, 6/24/2014	21,000,000	20,979,700
Coca-Cola Co.:
0.11%, 1/13/2014	10,004,000	10,003,633
0.14%, 1/30/2014	16,116,000	16,114,182
Collateralized Commercial Paper Co., LLC:
0.22%, 3/17/2014	172,000,000	171,921,167
0.22%, 4/15/2014	178,000,000	177,886,871
Collateralized Commercial Paper II Co., LLC:
144A, 0.22%, 1/16/2014	132,500,000	132,487,854
144A, 0.22%, 3/18/2014	50,000,000	49,976,778
Commonwealth Bank of Australia,
144A, 0.22%, 5/6/2014	50,000,000	49,961,806
DBS Bank Ltd.:
144A, 0.235%, 3/11/2014	60,000,000	59,972,975
144A, 0.245%, 4/21/2014	85,000,000	84,936,368
Dexia Credit Local:
0.2%, 2/20/2014	25,000,000	24,993,056
0.325%, 8/18/2014	100,000,000	99,793,264
0.325%, 8/19/2014	50,000,000	49,896,181
DNB Bank ASA:
0.22%, 5/2/2014	40,000,000	39,970,422
0.22%, 5/7/2014	123,500,000	123,404,905
0.24%, 3/5/2014	44,700,000	44,681,226
0.24%, 3/7/2014	148,786,000	148,721,526
Erste Abwicklungsanstalt:
144A, 0.15%, 2/26/2014	99,100,000	99,076,877
144A, 0.19%, 1/10/2014	42,050,000	42,048,003
144A, 0.19%, 1/24/2014	58,000,000	57,992,959
0.194%, 2/10/2014	50,000,000	49,989,167
144A, 0.2%, 1/10/2014	99,000,000	98,995,050
0.2%, 1/31/2014	80,000,000	79,986,667
0.2%, 2/4/2014	35,000,000	34,993,389
0.2%, 2/10/2014	40,000,000	39,991,111
0.21%, 4/9/2014	70,000,000	69,959,983
0.215%, 3/6/2014	50,000,000	49,980,889
Exxon Mobil Corp.,
0.075%, 2/12/2014	24,111,000	24,108,890
General Electric Capital Corp.:
0.06%, 1/9/2014	5,136,000	5,135,932
0.23%, 3/4/2014	56,700,000	56,677,540
0.24%, 1/8/2014	90,000,000	89,995,800
0.24%, 1/14/2014	143,000,000	142,987,607
Gotham Funding Corp.:
144A, 0.15%, 1/7/2014	14,422,000	14,421,639
144A, 0.18%, 1/27/2014	25,000,000	24,996,750
144A, 0.18%, 2/6/2014	50,000,000	49,991,000
144A, 0.19%, 3/6/2014	30,250,000	30,239,782

December 31, 2013 :: Investment Portfolio :: Cash Management Portfolio :: 21

Commercial Paper, continued

	Principal Amount	Value
Hannover Funding Co., LLC:
0.2%, 1/31/2014	$25,000,000	$24,995,833
0.22%, 1/22/2014	16,000,000	15,998,133
Johnson & Johnson,
144A, 0.05%, 1/7/2014	200,000,000	199,998,333
Kells Funding LLC:
144A, 0.17%, 4/2/2014	45,000,000	44,980,662
144A, 0.185%, 1/14/2014	1,136,000	1,135,924
144A, 0.24%, 1/13/2014	24,500,000	24,498,040
144A, 0.25%, 8/12/2014	51,700,000	51,619,937
Kreditanstalt Fuer Wiederaufbau:
144A, 0.145%, 3/3/2014	100,000,000	99,975,431
144A, 0.16%, 1/6/2014	1,259,000	1,258,972
LMA Americas LLC,
144A, 0.17%, 1/10/2014	58,500,000	58,497,514
Manhattan Asset Fdg.,
144A, 0.165%, 1/27/2014	50,000,000	49,994,042
Matchpoint Master Trust:
0.215%, 2/3/2014	90,094,000	90,076,244
0.215%, 2/10/2014	35,000,000	34,991,639
MetLife Short Term Funding LLC:
144A, 0.13%, 1/21/2014	2,276,000	2,275,836
144A, 0.17%, 2/26/2014	24,846,000	24,839,430
144A, 0.2%, 1/21/2014	6,500,000	6,499,278
144A, 0.21%, 6/2/2014	14,900,000	14,886,789
144A, 0.24%, 2/27/2014	30,000,000	29,988,600
144A, 0.25%, 2/3/2014	34,400,000	34,392,117
Nestle Capital Corp.,
144A, 0.13%, 4/3/2014	2,484,000	2,483,175
New York Life Capital Corp.:
144A, 0.1%, 2/5/2014	8,640,000	8,639,160
144A, 0.1%, 2/25/2014	15,000,000	14,997,708
Nieuw Amsterdam Receivables Corp.,
144A, 0.16%, 1/2/2014	3,870,000	3,869,983
Nordea Bank AB:
0.16%, 2/10/2014	2,644,000	2,643,530
0.22%, 3/24/2014	32,000,000	31,983,964
Nordea North America, Inc.,
0.255%, 1/14/2014	100,000,000	99,990,792
Old Line Funding LLC,
144A, 0.23%, 6/5/2014	32,785,000	32,752,534
Oversea-Chinese Banking Corp., Ltd.,
0.25%, 3/5/2014	60,000,000	59,974,275
PepsiCo, Inc.,
0.06%, 1/7/2014	50,000,000	49,999,500
Procter & Gamble Co.:
0.08%, 3/3/2014	150,000,000	149,979,667
0.09%, 3/11/2014	45,000,000	44,992,237
Province of Quebec Canada:
0.08%, 1/14/2014	2,136,000	2,135,938
0.1%, 1/9/2014	80,000,000	79,998,222
PSP Capital, Inc.:
0.1%, 1/3/2014	4,000,000	3,999,978
0.12%, 1/15/2014	14,000,000	13,999,347
Regency Markets No. 1 LLC,
144A, 0.13%, 1/3/2014	8,000,000	7,999,942
Scaldis Capital LLC,
0.19%, 2/12/2014	100,000,000	99,977,833
Sinopec Century Bright Capital Investment Ltd.,
0.33%, 1/16/2014	40,000,000	39,994,500
Skandinaviska Enskilda Banken AB,
0.28%, 5/8/2014	48,500,000	48,452,093
Standard Chartered Bank:
0.26%, 2/4/2014	65,000,000	64,984,039
0.27%, 5/19/2014	260,760,000	260,490,113
0.29%, 5/1/2014	190,000,000	189,816,333
Swedbank AB:
0.24%, 5/8/2014	50,700,000	50,657,074
0.255%, 5/6/2014	200,000,000	199,822,917
0.255%, 5/7/2014	25,000,000	24,977,687
Toronto-Dominion Holdings (U.S.A.), Inc,
0.12%, 1/6/2014	1,050,000	1,049,982
United Overseas Bank Ltd.:
0.17%, 2/18/2014	511,000	510,884
0.18%, 2/5/2014	110,000,000	109,980,750
Victory Receivables Corp.,
144A, 0.18%, 2/3/2014	49,703,000	49,694,799
Walt Disney Co.,
0.1%, 3/24/2014	30,000,000	29,993,167
Working Capital Management Co.,
144A, 0.19%, 1/9/2014	8,999,000	8,998,620
		6,318,212,978
Issued at Par* 7.2%
Alpine Securitzation,
144A, 0.2%, 2/7/2014	180,250,000	180,250,000
ASB Finance Ltd.,
144A, 0.26%, 6/11/2014	53,000,000	53,000,000
Atlantic Asset Securitization LLC:
144A, 0.194%, 2/27/2014	100,000,000	100,000,000
144A, 0.2%, 2/11/2014	50,000,000	49,999,527
Australia and New Zealand Banking Group Ltd.,
144A, 0.157%, 4/7/2014	72,000,000	71,990,437
Barton Capital LLC,
144A, 0.184%, 3/27/2014	40,000,000	40,000,000
Fairway Finance LLC,
144A, 0.198%, 6/6/2014	25,000,000	25,000,000
Kells Funding LLC:
144A, 0.198%, 2/3/2014	100,000,000	100,000,000
144A, 0.227%, 10/22/2014	198,500,000	198,481,606
144A, 0.238%, 10/10/2014	75,000,000	75,000,000
144A, 0.255%, 11/17/2014	48,800,000	48,799,775
Nederlandse Waterschapsbank NV:
144A, 0.217%, 8/13/2014	150,000,000	150,000,000
144A, 0.248%, 11/3/2014	100,000,000	100,000,000
144A, 0.278%, 8/15/2014	67,200,000	67,200,000
PNC Bank NA:
0.25%, 3/17/2014	91,189,000	91,189,000
0.25%, 4/23/2014	63,500,000	63,500,000
Versailles Commercial Paper LLC,
144A, 0.227%, 2/7/2014	48,500,000	48,500,000
		1,462,910,345
Total Commercial Paper (Cost $7,781,123,323)		7,781,123,323

Government & Agency Obligations 2.6%
Other Government Related(a) 0.6%
European Investment Bank,
3.0%, 4/8/2014	61,700,000	62,146,776
International Bank for Reconstruction & Development,
0.15%*, 7/23/2014	61,600,000	61,602,966
		123,749,742
U.S. Government Sponsored Agencies 1.4%
Federal Home Loan Bank:
0.048%**, 1/21/2014	30,000,000	29,999,167
0.059%**, 2/10/2014	12,500,000	12,499,167
0.125%, 6/18/2014	12,100,000	12,097,187
0.13%, 3/19/2014	26,000,000	25,998,973
0.14%, 5/22/2014	18,000,000	17,999,162

22 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2013

Government & Agency Obligations, continued

	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
0.072%**, 1/8/2014	$15,000,000	$14,999,767
0.08%**, 4/24/2014	47,500,000	47,488,072
0.09%**, 5/22/2014	15,000,000	14,994,713
0.106%**, 1/23/2014	12,500,000	12,499,160
1.375%, 2/25/2014	27,000,000	27,050,003
Federal National Mortgage Association:
0.118%**, 2/24/2014	22,500,000	22,495,950
1.25%, 2/27/2014	25,000,000	25,042,701
2.75%, 3/13/2014	27,629,000	27,766,532
		290,930,554
U.S. Treasury Obligations 0.6%
U.S. Treasury Bills:
0.007%**, 1/30/2014	500,000	499,997
0.009%**, 5/22/2014	3,400,000	3,398,801
0.046%**, 1/9/2014	748,000	747,992
0.065%**, 2/20/2014	2,715,000	2,714,755
0.065%**, 2/20/2014	2,000,000	1,999,819
0.07%**, 2/27/2014	4,650,000	4,649,485
0.108%**, 4/3/2014	2,638,000	2,637,272
U.S. Treasury Notes:
1.25%, 2/15/2014	25,000,000	25,036,933
2.125%, 11/30/2014	15,000,000	15,268,709
2.625%, 7/31/2014	20,200,000	20,488,141
4.0%, 2/15/2014	33,000,000	33,155,143
		110,597,047
Total Government & Agency Obligations (Cost $525,277,343)		525,277,343

Short-Term Notes* 14.1%
Australia & New Zealand Banking Group Ltd.,
144A, 0.306%, 11/19/2014	120,700,000	120,700,000
Bank of Nova Scotia:
0.24%, 4/9/2014	200,000,000	200,000,000
0.25%, 1/10/2014	135,000,000	135,000,000
0.26%, 9/3/2014	62,000,000	62,000,000
0.304%, 7/24/2014	85,000,000	85,000,000
Canadian Imperial Bank of Commerce,
0.28%, 5/16/2014	176,750,000	176,750,195
Commonwealth Bank of Australia,
144A, 0.24%, 6/11/2014	165,000,000	165,000,000
JPMorgan Chase Bank NA,
0.32%, 4/22/2019	164,250,000	164,250,000
Kommunalbanken AS:
144A, 0.15%, 2/26/2014	33,000,000	33,000,000
144A, 0.15%, 3/5/2014	100,000,000	100,000,000
Kreditanstalt Fuer Wiederaufbau,
0.423%, 1/17/2014	60,000,000	60,006,267
National Australia Bank Ltd.,
144A, 0.965%, 4/11/2014	28,765,000	28,820,815
Rabobank Nederland NV:
0.189%, 4/30/2014	50,000,000	50,000,000
0.239%, 6/12/2014	151,500,000	151,500,000
0.273%, 5/8/2014	85,000,000	85,000,000
0.308%, 1/27/2014	150,000,000	150,000,000
0.328%, 12/1/2014	190,500,000	190,500,000
Royal Bank of Canada:
0.25%, 12/11/2014	83,000,000	83,000,000
0.28%, 4/17/2014	28,500,000	28,500,000
0.28%, 6/17/2014	53,500,000	53,500,000
0.3%, 2/28/2014	115,000,000	115,000,000
Svensk Exportkredit AB,
144A, 0.17%, 6/17/2014	66,600,000	66,600,000
Svenska Handelsbanken AB,
144A, 0.325%, 10/3/2014	168,000,000	168,000,000
Wells Fargo Bank NA:
0.217%, 3/7/2014	125,000,000	125,000,000
0.23%, 11/24/2014	17,810,000	17,810,000
0.25%, 12/10/2014	125,000,000	125,000,000
Westpac Banking Corp.:
0.257%, 5/9/2014	107,500,000	107,500,000
0.28%, 4/28/2014	15,000,000	15,000,000
Total Short-Term Notes (Cost $2,862,437,277)		2,862,437,277

Time Deposits 3.3%
Credit Agricole Corporate & Investment Bank,
0.04%, 1/2/2014	628,633,792	628,633,791
National Australia Bank Ltd.,
0.01%, 1/2/2014	31,500,000	31,500,000
Total Time Deposits (Cost $660,133,791)		660,133,791

Municipal Investments 8.0%
Appling County, GA, Development Authority, State Power Co., Plant Hatch Project, 0.05%***, 9/1/2041	1,300,000	1,300,000
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.15%***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.26%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.26%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.26%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, State General Obligation, 0.21%, 1/7/2014	15,600,000	15,600,000
California, State Kindergarten, Series A5, 0.02%***, 5/1/2034, LOC: Citibank NA	1,350,000	1,350,000
California, State University Revenue, 0.1%, 1/6/2014	95,614,000	95,612,672
California, Wells Fargo Stage Trust, Series 25C, 144A, 0.08%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	6,000,000	6,000,000
Channahon, IL, Morris Hospital Revenue, 0.05%***, 12/1/2034, LOC: U.S. Bank NA	5,125,000	5,125,000
Chicago, IL, 0.17%, 3/11/2014	53,300,000	53,282,633
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.09%***, 8/29/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
De Kalb County, GA, Development Authority, 0.14%, 2/11/2014	625,000	624,958
Florida, North Broward Hospital District, Series A, 0.04%***, 1/15/2031, LOC: TD Bank NA	15,050,000	15,050,000

December 31, 2013 :: Investment Portfolio :: Cash Management Portfolio :: 23

Municipal Investments, continued

	Principal Amount	Value
Forsyth, MT, Pollution Control Revenue, PacifiCorp Project, 0.03%***, 1/1/2018, LOC: JPMorgan Chase Bank NA	$5,600,000	$5,600,000
Harris County, TX, Cultural Education, 144A, 0.2%, 3/5/2014	25,000,000	25,000,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.08%***, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Illinois, State Educational Facilities Authority, Field Museum of Natural History, 144A, 0.04%***, 11/1/2032, LOC: JPMorgan Chase Bank NA	28,900,000	28,900,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series F, 0.04%***, 11/15/2037, LOC: Barclays Bank PLC	30,000,000	30,000,000
Illinois, State Finance Authority Revenue, Presbyterian Homes, 0.07%***, 9/1/2024, LOC: Northern Trust Co.	18,655,000	18,655,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.08%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Irvine, CA, Improvement Bond ACT 1915, Limited Obligation- Reassessment District, Series A, 0.02%***, 9/2/2050, LOC: U.S. Bank NA, California State Teacher’s Retirement System	4,100,000	4,100,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series B, 0.13%***, 8/15/2043, LOC: U.S. Bank NA	11,075,000	11,075,000
Kentucky, State Housing Corp. Revenue, Series O, 0.13%***, 1/1/2036, SPA: State Street Bank & Trust Co.	15,720,000	15,720,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.03%***, 1/1/2029	60,200,000	60,200,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.06%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Health Care, Series A, 0.06%***, 1/1/2035, LOC: Union Bank NA	28,900,000	28,900,000
Massachusetts, State Central Artery, Series B, 0.02%***, 12/1/2030, SPA: U.S. Bank NA	4,550,000	4,550,000
Metropolitan Washington, DC, Airport Authority Systems Revenue:
Series C-1, 144A, AMT, 0.04%***, 10/1/2033, LOC: Barclays Bank PLC	58,415,000	58,415,000
Series C-2, 0.05%***, 10/1/2039, LOC: Barclays Bank PLC	13,690,000	13,690,000
Michigan, Finance Authority, School Loan:
Series B, 0.13%***, 9/1/2050,
LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.13%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.1%***, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,245,000	19,245,000
Series L-25, 144A, AMT, 0.1%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	51,745,000	51,745,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student:
Series B, AMT, 0.05%***, 12/1/2043, LOC: U.S. Bank NA	12,250,000	12,250,000
Series A, AMT, 0.05%***, 10/1/2046, LOC: U.S. Bank NA	22,500,000	22,500,000
Series A, 0.14%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series C, 144A, 0.02%***, 11/1/2035, GTY: Chevron Corp.	1,320,000	1,320,000
Series I, 0.02%***, 11/1/2035, GTY: Chevron Corp.	4,095,000	4,095,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.11%***, 12/1/2032, LOC: Royal Bank of Canada	17,116,000	17,116,000
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.11%***, 7/3/2017, LIQ: Barclays Bank PLC , LOC: Barclays Bank PLC	32,000,000	32,000,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.12%***, 11/1/2039, LOC: Bank of America NA	9,930,000	9,930,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.08%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.06%***, 11/1/2031, LOC: Morgan Stanley Bank	20,650,000	20,650,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.13%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, Housing West 29th LLC, Series A, 0.03%***, 5/1/2045, LOC: Wells Fargo & Co.	19,950,000	19,950,000
New York, State Urban Development Corp. Revenue, Series A3C, 0.05%***, 3/15/2033, SPA: JPMorgan Chase Bank NA	29,000,000	29,000,000

24 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2013

Municipal Investments, continued

	Principal Amount	Value
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-3, 0.03%***, 6/15/2045, SPA: State Street Bank & Trust Co.	$1,250,000	$1,250,000
Series TR-T30001-I, 144A, 0.15%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Generation Resolution, Series FF-1, 0.03%***, 6/15/2044, SPA: Bank of America NA	5,950,000	5,950,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Fiscal 2014, Series AA-1, 0.02%***, 6/15/2050, SPA: JPMorgan Chase Bank NA	33,000,000	33,000,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.15%***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.16%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.06%***, 9/1/2036, SPA: State Street Bank & Trust Co.	72,600,000	72,600,000
Ohio, University Hospitals Health System, Inc., Hospital Revenue, Series C, 0.13%, 1/15/2050, LOC: Barclays Bank PLC	25,000,000	25,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.08%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.08%***, 9/1/2037, LIQ: Wells Fargo Bank NA	43,245,000	43,245,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.07%***, 7/1/2025, LOC: Northern Trust Co.	11,075,000	11,075,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.05%***, 7/1/2024, LOC: PNC Bank NA	29,065,000	29,065,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.11%***, 9/30/2014, LOC: Barclays Bank PLC	27,000,000	27,000,000
San Jose, CA, Financing Authority, Series F, 0.09%***, 6/1/2034, LOC: Bank of America NA	56,760,000	56,760,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 0.12%***, 5/1/2016, LIQ: BNP Paribas, LOC: BNP Paribas	19,100,000	19,100,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Center for the Performing Arts Foundation, Series B, 144A, 0.05%***, 9/1/2041, LOC: JPMorgan Chase Bank NA	58,510,000	58,510,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.08%***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,200,000	16,200,000
Virginia, Capital Beltway Funding Corp., Toll Revenue, Series D, 0.03%***, 12/31/2047, LOC: Bank of Nova Scotia	50,000,000	50,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M024, AMT, 0.1%***, 7/15/2050, LIQ: Freddie Mac	18,610,000	18,610,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.06%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Health Care Facilities Authority, Multicare Health Systems, Series D, 0.03%***, 8/15/2041, LOC: Barclays Bank PLC	3,740,000	3,740,000
Total Municipal Investments (Cost $1,612,406,263)		1,612,406,263

Repurchase Agreements 17.1%
Federal Reserve Bank of New York, 0.03%, dated 12/31/2013, to be repurchased at $3,000,005,000 on 1/2/2014(b)	3,000,000,000	3,000,000,000
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $351,430,800 on 3/18/2014(c)	350,000,000	350,000,000
The Toronto-Dominion Bank, 0.06%, dated 12/31/2013, to be repurchased at $110,000,367 on 1/2/2014(d)	110,000,000	110,000,000
Total Repurchase Agreements (Cost $3,460,000,000)		3,460,000,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $18,967,901,803)[	93.8	18,967,901,803
Other Assets and Liabilities, Net	6.2	1,246,340,349
Net Assets	100.0	$20,214,242,152

*                 Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2013.

**          Annualized yield at time of purchase; not a coupon rate.

***   Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of December 31, 2013.

[                    The cost for federal income tax purposes was $18,967,901,803.

(a)         Government-backed debt issued by financial companies or government sponsored enterprises.

(b)         Collateralized by $3,538,275,200 U.S. Treasury Bond, 3.0%, maturing on 5/15/2042 with a value of $3,000,005,018.

December 31, 2013 :: Investment Portfolio :: Cash Management Portfolio :: 25

(c)          Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,473,658	Access Group, Inc.	0.418–1.538	11/22/2024–10/27/2025	3,497,076
14,997	Ally Auto Receivables Trust	2.23	3/15/2016	15,128
1,000,000	AmeriCredit Automobile Receivables Trust	2.64	10/10/2017	1,030,213
2,626,863	Babson CLO, Inc.	0.471	1/18/2021	2,581,555
170,000	Banc of America Commercial Mortgage Trust	5.747	2/10/2051	188,426
3,255,000	Banc of America Merrill Lynch Commercial Mortgage, Inc.	4.933	7/10/2045	3,428,243
985,866,640	Bear Stearns Commercial Mortgage Securities Trust	0.099	2/11/2044	10,231,617
58,721	Brazos Higher Education Authority	0.356	9/25/2023	58,676
15,151	Chase Funding Trust	0.745	11/25/2034	14,101
17,032,000	Chase Issuance Trust	0.267–0.587	5/16/2016–11/16/2020	17,019,076
2,607,513	Citigroup Mortgage Loan Trust, Inc.	0.81	8/25/2035	2,553,756
27,070,297	College Loan Corp Trust I	0.328–5.22	4/15/2025–1/25/2047	24,158,498
836,748	Collegiate Funding Services Education Loan Trust	0.337	12/28/2021	1,161,109
898,840,513	Commercial Mortgage Trust	0.095	12/10/2049	8,683,564
4,186,968	Conseco Finance Home Equity Loan Trust	8.0	6/15/2032	4,587,357
28,289,001	GCO Education Loan Funding Trust	0.368	5/25/2025	27,604,758
14,029,297	Goal Capital Funding Trust	0.358	11/25/2026	15,158,622
1,786,841	GSAMP Trust	1.065	10/25/2034	1,574,710
4,475,000	Higher Education Funding I	Zero Coupon	1/1/2044	3,335,219
5,000,000	ING IM CLO Ltd.	1.384	4/15/2024	4,908,695
485,124,755	JP Morgan Chase Commercial Mortgage Securities Trust	0.064	12/12/2044	897,408
86,494,771	KKR Financial CLO Corp.	0.994	10/15/2017	86,311,547
145,235,366	LB-UBS Commercial Mortgage Trust	0.208	11/15/2040	535,212
6,654,428	Merrill Lynch Mortgage Investors Trust	0.365	8/25/2036	6,449,443
136,510,822	Morgan Stanley Capital I Trust	1.221	6/15/2044	6,329,461
5,194,160	Nelnet Student Loan Trust	0.318–0.398	11/23/2022–1/25/2037	5,179,940
983,768	Northstar Education Finance, Inc.	0.338–0.448	5/28/2026–10/28/2026	1,232,345
6,400,000	OZLM Funding Ltd.	1.778	1/17/2026	6,390,964
29,423,261	Regatta Funding Ltd.	0.493	6/15/2020	34,688,292
383,567	Santander Drive Auto Receivables Trust	2.35–2.94	11/16/2015–12/15/2017	386,155
1,024,168	Scholar Funding Trust	0.567	10/28/2025	1,016,855
3,179,552	SLC Private Student Loan Trust	4.75	6/15/2033	2,890,416
23,000,000	SLM Private Credit Student Loan Trust	0.513–0.573	3/15/2024–12/15/2039	20,279,435
15,892,088	SLM Student Loan Trust	0.565–1.443	1/25/2021–12/15/2033	15,884,696
50,246,111	US Education Loan Trust IV LLC	0.35–0.369	3/1/2025–9/1/2047	42,146,599
Total Collateral Value				362,409,167

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,000,000	Alabama Power Capital Trust V	3.347	10/1/2042	1,879,200
1,800,000	Altria Group, Inc.	4.0	1/31/2024	1,771,520
1,000,000	American International Group, Inc.	3.375	8/15/2020	1,020,770
604,000	Ameriprise Financial, Inc.	7.518	6/1/2066	672,714

26 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2013

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,707,471	Australia & New Zealand Banking Group Ltd.	0.853–2.4	10/6/2015–11/23/2016	7,970,511
1,000,000	Bank of America Corp.	2.6	1/15/2019	1,010,645
7,170,000	Bank of Montreal	1.3–2.63	10/31/2014–1/30/2017	7,360,100
5,836,403	Bank of Nova Scotia	1.05–2.15	3/20/2015–8/3/2016	6,003,336
4,530,000	Canadian Imperial Bank of Commerce	0.9–2.75	9/19/2014–1/27/2016	4,699,629
2,912,000	Citigroup, Inc.	1.3–5.375	11/15/2016–5/15/2023	2,992,505
763,706	Coca-Cola Co.	2.45	11/1/2020	746,044
1,410,973	Colgate-Palmolive Co.	1.25	5/1/2014	1,418,597
145,000	Comcast Corp.	2.85	1/15/2023	136,286
500,000	Darden Restaurants, Inc.	4.5	10/15/2021	484,520
1,000,000	DDR Corp.	3.5	1/15/2021	981,833
1,000,000	Deutsche Bank AG	4.296	5/24/2028	916,745
3,000,000	DIRECTV Holdings LLC	3.8	3/15/2022	2,905,437
740,000	DNB Boligkreditt AS	2.1–2.9	10/14/2015–3/29/2016	775,096
3,000,000	Five Corners Funding Trust	4.419	11/15/2023	2,971,467
3,591,614	Genworth Holdings, Inc.	4.8–4.9	8/15/2023–2/15/2024	3,643,137
200,000	Hartford Financial Services Group, Inc.	6.1	10/1/2041	232,926
2,500,000	Hewlett-Packard Co.	4.65	12/9/2021	2,586,404
2,200,000	Hydro-Quebec	8.05	7/7/2024	3,022,708
2,738,746	International Business Machines Corp.	3.375	8/1/2023	2,713,337
3,687,204	Johnson & Johnson	3.375–4.375	12/5/2023–12/5/2033	3,697,191
75,000	JPMorgan Chase & Co.	5.4	1/6/2042	83,027
3,820,000	Lorillard Tobacco Co.	3.75	5/20/2023	3,501,874
800,000	Molson Coors Brewing Co.	2.0	5/1/2017	806,227
1,000,000	Morgan Stanley	5.0	11/24/2025	1,011,077
2,410,000	National Australia Bank Ltd.	1.25–2.0	6/20/2017–3/8/2018	2,387,801
925,000	Norfolk Southern Corp.	3.85	1/15/2024	914,786
3,500,000	Novartis Capital Corp.	4.125	2/10/2014	3,570,582
3,000,000	Pacific LifeCorp	5.125	1/30/2043	2,817,350
500,000	Piedmont Operating Partnership LP	3.4	6/1/2023	446,222
3,250,000	Plains Exploration & Production Co.	6.5	11/15/2020	3,594,583
2,000,000	PNC Financial Services Group, Inc.	6.75	NA	2,140,630
3,475,000	Qwest Corp.	6.875	9/15/2033	3,406,345
3,767,481	Royal Bank of Canada	0.625	12/4/2015	3,767,928
3,000,000	Sumitomo Mitsui Trust Bank Ltd.	1.024	9/16/2016	3,015,654
3,000,000	Thermo Fisher Scientific, Inc.	1.3–4.15	2/1/2017–2/1/2024	2,983,628
7,646,397	The Toronto-Dominion Bank	1.5–2.2	7/29/2015–3/13/2017	7,903,813
100,000	The Travelers Companies, Inc.	5.35	11/1/2040	110,600
750,000	Trinity Acquisition PLC	6.125	8/15/2043	779,309
3,250,000	Verizon Communications, Inc.	3.65–6.55	9/14/2018–9/15/2043	3,852,398
2,870,000	Westpac Banking Corp.	1.375–2.45	11/28/2016–5/30/2018	2,812,592
2,000,000	Yum! Brands, Inc.	3.875–5.35	11/1/2023–11/1/2043	1,962,081
Total Collateral Value				114,481,165

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

December 31, 2013 :: Investment Portfolio :: Cash Management Portfolio :: 27

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(e)	$—	$15,507,901,803	$—	$15,507,901,803
Repurchase Agreements	$—	$3,460,000,000	$—	$3,460,000,000
Total	$—	$18,967,901,803	$—	$18,967,901,803

There have been no transfers between fair value measurement levels during the year ended December 31, 2013.

(e)          See Investment Portfolio for additional detailed categorizations.

28 :: Cash Management Portfolio :: Financial Statements

Statement of Assets and Liabilities
as of December 31, 2013

ASSETS:
Investments:
Investments in non-affiliated securities, valued at amortized cost	$15,507,901,803
Repurchase agreements, valued at amortized cost	3,460,000,000
Total investments, valued at amortized cost	18,967,901,803
Cash	1,092,819,530
Receivable for investments sold	151,072,768
Interest receivable	4,778,848
Other assets	375,168
TOTAL ASSETS	20,216,948,117
LIABILITIES:
Accrued management fee	1,741,688
Accrued Trustees’ fees	322,246
Other accrued expenses and payables	642,031
TOTAL LIABILITIES	2,705,965
NET ASSETS, AT VALUE	$20,214,242,152

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Income:
Interest	$52,842,375
EXPENSES:
Management fee	30,735,594
Administration fee	7,318,269
Custodian fee	296,803
Professional fees	260,360
Reports to shareholders	18,713
Trustees’ fees and expenses	861,306
Other	472,263
Total expenses before expense reductions	39,963,308
Expense reductions	(5,810,733)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	34,152,575
NET INVESTMENT INCOME	18,689,800
Net realized gain (loss) from investments	269,542
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,959,342

See accompanying notes to the financial statements.

Financial Statements :: Cash Management Portfolio :: 29

Statement of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,689,800	$32,909,674
Net realized gain (loss)	269,542	149,845
Net increase (decrease) in net assets resulting from operations	18,959,342	33,059,519
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	203,102,122,625	209,300,376,621
Value of capital withdrawn	(207,716,596,936)	(205,307,855,694)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(4,614,474,311)	3,992,520,927
INCREASE (DECREASE) IN NET ASSETS	(4,595,514,969)	4,025,580,446
Net assets at beginning of period	24,809,757,121	20,784,176,675
Net assets at end of period	$20,214,242,152	$24,809,757,121

See accompanying notes to the financial statements.

30 :: Cash Management Portfolio :: Financial Highlights

	Year ended Dec. 31, 2013	Year ended Dec. 31, 2012	Year ended Dec. 31, 2011	Year ended Dec. 31, 2010	Year ended Dec. 31, 2009
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	20,214	24,810	20,784	34,432	42,466
Ratio of expenses before expense reductions (%)	.16	.17	.16	.17	.16
Ratio of expenses after expense reductions (%)	.14	.14	.15	.16	.14
Ratio of net investment income (%)	.08	.14	.10	.16	.43
Total Return (%)(a),(b)	.08	.14	.11	.17	.48

(a)         Total return would have been lower had certain expenses not been reduced.

(b)         Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

December 31, 2013 :: Notes to Financial Statements :: Cash Management Portfolio :: 31

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2013, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 8%, 7%, 4% and 79%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of December 31, 2013, the Portfolio had investments in repurchase agreements with a gross value of $3,460,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

32 :: Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2013

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2013 through December 31, 2013, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2013, the Advisor waived a portion of its management fee aggregating $5,810,733, and the amount charged aggregated $24,924,861, which was equivalent to an annual effective rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2013, the Administration Fee was $7,318,269, of which $516,750 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2013, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “reports to shareholders” aggregated $1,459, of which $872 is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2013.

Report of Independent Registered Public Accounting Firm :: Cash Management Portfolio :: 33

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the “Portfolio’’) at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts
February 21, 2014

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO1213

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Bull
18	ProFund VP Mid-Cap
23	ProFund VP Small-Cap
41	ProFund VP Dow 30
46	ProFund VP NASDAQ-100
52	ProFund VP Large-Cap Value
60	ProFund VP Large-Cap Growth
68	ProFund VP Mid-Cap Value
76	ProFund VP Mid-Cap Growth
83	ProFund VP Small-Cap Value
92	ProFund VP Small-Cap Growth
100	ProFund VP Asia 30
105	ProFund VP Europe 30
110	ProFund VP International
115	ProFund VP Emerging Markets
121	ProFund VP Japan
126	ProFund VP UltraBull
136	ProFund VP UltraMid-Cap
145	ProFund VP UltraSmall-Cap
163	ProFund VP UltraNASDAQ-100
169	ProFund VP Bear
174	ProFund VP Short Mid-Cap
179	ProFund VP Short Small-Cap
184	ProFund VP Short Dow 30
189	ProFund VP Short NASDAQ-100
194	ProFund VP Short International
199	ProFund VP Short Emerging Markets
204	ProFund VP UltraShort Dow 30
209	ProFund VP UltraShort NASDAQ-100
214	ProFund VP Banks
219	ProFund VP Basic Materials
224	ProFund VP Biotechnology
229	ProFund VP Consumer Goods
235	ProFund VP Consumer Services
241	ProFund VP Financials
248	ProFund VP Health Care
254	ProFund VP Industrials
261	ProFund VP Internet
266	ProFund VP Oil & Gas
272	ProFund VP Pharmaceuticals
277	ProFund VP Precious Metals
282	ProFund VP Real Estate
288	ProFund VP Semiconductor
293	ProFund VP Technology
299	ProFund VP Telecommunications
304	ProFund VP Utilities
309	ProFund VP U.S. Government Plus
314	ProFund VP Rising Rates Opportunity
319	ProFund VP Falling U.S. Dollar
324	ProFund VP Money Market
329	Notes to Financial Statements
356	Report of Independent Registered Public Accounting Firm
357	Additional Tax Information
358	Board Approval of Investment Advisory Agreement
361	Expense Examples
365	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2013.

Equity Markets Experience Banner Year

Many equity markets around the globe posted strong gains during the 12 months ended December 31, 2013. U.S. equity markets were the strongest, with several indexes reaching new record highs. The S&P 500® gained 32.4%, The Dow® was up 29.7%, and the S&P MidCap 400® rose 33.5%. Small cap stocks led the charge, climbing 38.8%, as measured by the Russell 2000®.

All ten Dow Jones U.S. Industry Indices increased during the period, delivering double-digit returns. Consumer services, healthcare and industrials were the strongest performers, earning 42.2%, 42.0% and 40.6%, respectively. Telecommunications and utilities were the laggards, but still posted strong returns of 14.1% and 15.2%, respectively.

Outside the United States, developed markets also delivered robust results. The MSCI EAFE Index, which reflects developed markets outside North America, rose 23.3%. Japan was the strongest, up 30.5% in U.S. dollar terms, as measured by Japan’s Nikkei index. Japan continued to benefit from the effects of “Abenomics,” with the weaker yen contributing to corporate profits in this export-led economy. European markets also did well, up 26.0%, as measured by the MSCI Europe Index. Many European economies are beginning to climb out of recession, the outlook for the region has improved, and the European Central Bank’s president has promised to keep monetary policy accommodative for the foreseeable future. Emerging markets, on the other hand, declined 2.3% for the period, as measured by the MSCI Emerging Markets Index. This was largely the result of significant losses sustained in late spring and early summer, when fears were high that the U.S. Federal Reserve would cut back on its bond-buying program and the cost of capital for these markets would increase.

The U.S. dollar rose 0.3% against the basket of major currencies that make up the U.S. Dollar Index®.

Fixed Income Markets Retreat

Most U.S. fixed income markets declined for the 12 months ended December 31. The Barclays U.S. Aggregate Bond Index® was down 2.0%. Treasurys fared the worst, with the Ryan Labs 10 Year Treasury Index down 7.7% and the Ryan Labs 30 Year Treasury Index down 15.1%. Credit markets were mixed. The investment grade market lost 2.4%, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index. The high yield market was one of the few sectors to deliver a positive return, up 5.9%, as reflected by Markit iBoxx® $ Liquid High Yield Index.

Whether you are bullish or bearish on different segments of the market, we offer tools that can help you express your view and manage risk.

We appreciate the trust and confidence you have placed in us by investing in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Fifty (50) ProFunds VP (each, a “Fund” and, collectively, the “Funds”) were in existence for the entire period covered by this report.

Each of the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Money Market is designed to match, before fees and expenses, the performance of its benchmark both on a single day and over time.

All other ProFunds VP are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”) in the sense that each seeks daily investment results that, before fees and expenses, correspond to a multiple (i.e., 1.25x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.(1)

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PFA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds, other than certain Classic ProFunds VP and certain Sector ProFunds VP, make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”).(2) The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a Fund’s benchmark, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or otherwise fails to perform its obligations, the value of your investment in a Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of each Fund during the Year Ended December 31, 2013(3):

Primary factors affecting Fund performance include the following: the total return of the Fund’s benchmark; the volatility of the Fund’s benchmark and the tracking of such benchmark; financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; fees, expenses, and transaction costs; and, in the case of the Geared Funds, the volatility of the Fund’s benchmark.

•                  Benchmark Performance and Tracking: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving Fund performance.(4)

During the period covered by this Report, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

(1)         A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has an investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100® Index.

(2)         The following ProFunds VP do not have a principal investment strategy of investing in derivatives: ProFund VP Large-Cap Value; ProFund VP Large-Cap Growth; ProFund VP Mid-Cap Value; ProFund VP Mid-Cap Growth; ProFund VP Small-Cap Value; ProFund VP Small-Cap Growth; ProFund VP Asia 30; ProFund VP Europe 30; ProFund VP Banks; ProFund VP Basic Materials; ProFund VP Biotechnology; ProFund VP Consumer Goods; ProFund VP Consumer Services; ProFund VP Financials; ProFund VP Health Care; ProFund VP Industrials; ProFund VP Internet; ProFund VP Oil & Gas; ProFund VP Pharmaceuticals; ProFund VP Real Estate; ProFund VP Semiconductor; ProFund VP Technology; ProFund VP Telecommunications; ProFund VP Utilities and ProFund VP Money Market.

(3)         Past performance is not a guarantee of future results.

(4)         Unlike the ProFunds VP, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will generally differ from the Fund’s benchmark performance.

Management Discussion of Fund Performance (unaudited) :: 5

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (i.e., 1.25x or 2x), the inverse (i.e.,-1x) or an inverse multiple (i.e., -1.25x or -2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher benchmark volatility, compounding will cause Fund performance for periods longer than a single day to be worse than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with large positive or large negative benchmark returns), Fund performance over longer periods can be better than the multiple, inverse or inverse multiple, as applicable, of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) interest and dividends paid with respect to the securities in the benchmark. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets generally decreased from a year ago. For example, the volatility for the S&P 500 for the year ended December 31, 2013, was 11.07%, which was lower than the prior year’s volatility of 12.74%. The volatility of each benchmark is shown below.

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones Precious Metals Index	35.85%
Nikkei 225 Stock Average	27.00%
Dow Jones U.S. Biotechnology Index	20.47%
ProFunds Asia 30 Index®	16.99%
Dow Jones U.S. Semiconductors Index	16.69%
Bank of New York Mellon Emerging Markets 50 ADR Index	16.65%
Dow Jones Internet Composite Index	16.40%
Dow Jones U.S. Banks Index	15.81%
Dow Jones U.S. Real Estate Index	15.36%
Dow Jones U.S. Basic Materials Index	14.97%
Russell 2000® Index	14.78%
S&P SmallCap 600 Growth Index	14.55%
S&P SmallCap 600 Value Index	14.05%
Dow Jones U.S. Oil & Gas Index	14.01%
S&P MidCap 400 Growth Index	13.85%
ProFunds Europe 30 Index®	13.75%
Dow Jones U.S. Financials Index	13.58%
Dow Jones U.S. Telecommunications Index	13.42%
S&P MidCap 400®	13.21%
Ryan Labs 30 Year Treasury Index	13.18%
Dow Jones U.S. Industrials Index	12.92%
Dow Jones U.S. Technology Index	12.85%
S&P MidCap 400 Value Index	12.77%
NASDAQ-100® Index	12.36%
Dow Jones U.S. Health Care Index	12.33%
MSCI EAFE Index	12.16%
Dow Jones U.S. Utilities Index	12.13%
Dow Jones U.S. Pharmaceuticals Index	11.93%
Dow Jones U.S. Consumer Services Index	11.66%
Dow Jones U.S. Consumer Goods Index	11.45%
S&P 500 Value Index	11.29%
S&P 500 Growth Index	11.12%
S&P 500®	11.07%
Dow Jones Industrial Average	10.15%
U.S. Dollar Index	6.42%

6 :: Management Discussion of Fund Performance (unaudited)

•                  Financing Rates Associated with Derivatives Positions: The performance of Funds that use derivatives was impacted by financing costs associated with the derivatives. Swap financing rates are negotiated between the Funds and the counterparties, and are typically set at the one week London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. One-week LIBOR was 0.19% at the beginning of the period and decreased to 0.13% at the end of the period. In certain market environments, one-week LIBOR adjusted by the spread may result in the net financing rate being negative. A Fund typically pays (or receives) amounts that approximate the negotiated financing rate, multiplied by Fund assets, and if a leveraged long or inverse Fund, multiplied by the Fund’s leverage multiple reduced by one. Under this formula, each Fund that uses derivatives to obtain exposure (i.e., certain Matching Funds) or leveraged long exposure (i.e., Funds with a positive leverage multiple) pays money, and when the financing rate is negative, receives money. On the other hand, an inverse Fund (i.e., Funds with a negative leverage multiple) receives money when the financing rate is positive, and pays money when the financing rate is negative. For example, if a financing rate is positive, a Fund with a leverage multiple of positive two (a leveraged Fund) will pay the financing rate, multiplied by Fund assets, multiplied by one; a Fund with a leverage multiple of negative one (an inverse Fund) will receive the financing rate, multiplied by Fund assets, multiplied by two; and a Fund with a leveraged multiple of negative two (an inverse leveraged Fund) will receive the financing rate, multiplied by Fund assets, multiplied by three.

•                  Stock Dividends and Bond Yields: The performance of Funds with an investment objective to match or provide a multiple of the daily performance of an underlying benchmark was positively impacted by capturing the dividend or income yield associated with the underlying benchmark (or a multiple thereof, as applicable). The performance of Funds with an investment objective to provide an inverse or inverse multiple of the daily performance of an underlying benchmark was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the benchmark.

•                  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratios. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other funds’ benchmarks.

Financial Statements and Financial Highlights

8 :: ProFund VP Bull :: Management Discussion of Fund Performance

ProFund VP Bull seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500® (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 29.76%. For the same period, the Index had a total return of 32.39%(1) and a volatility of 11.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	29.76%	15.65%	5.43%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.84%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Futures Contracts	9%
Swap Agreements	43%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.5%
Exxon Mobil Corp.	1.3%
Google, Inc.	0.9%
Microsoft Corp.	0.8%
General Electric Co.	0.8%

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	21%
Financial	17%
Technology	13%
Communications	12%
Industrial	11%
Consumer, Cyclical	10%
Energy	10%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bull :: 9

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (47.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,976	$277,134
Abbott Laboratories (Pharmaceuticals)	4,750	182,068
AbbVie, Inc. (Pharmaceuticals)	4,864	256,868
Accenture PLC—Class A (Computers)	1,938	159,342
ACE, Ltd. (Insurance)	1,026	106,222
Actavis PLC* (Pharmaceuticals)	532	89,376
Adobe Systems, Inc.* (Software)	1,444	86,467
Aetna, Inc. (Healthcare-Services)	1,140	78,193
AFLAC, Inc. (Insurance)	1,444	96,459
Agilent Technologies, Inc. (Electronics)	1,026	58,676
AGL Resources, Inc. (Gas)	380	17,947
Air Products & Chemicals, Inc. (Chemicals)	646	72,210
Airgas, Inc. (Chemicals)	190	21,252
Akamai Technologies, Inc.* (Software)	532	25,100
Alcoa, Inc. (Mining)	3,268	34,739
Alexion Pharmaceuticals, Inc.* (Biotechnology)	608	80,900
Allegheny Technologies, Inc. (Iron/Steel)	342	12,185
Allegion PLC* (Electronics)	277	12,241
Allergan, Inc. (Pharmaceuticals)	912	101,305
Alliance Data Systems Corp.* (Commercial Services)	152	39,965
Allstate Corp. (Insurance)	1,406	76,683
Altera Corp. (Semiconductors)	988	32,140
Altria Group, Inc. (Agriculture)	6,118	234,870
Amazon.com, Inc.* (Internet)	1,140	454,620
Ameren Corp. (Electric)	760	27,482
American Electric Power, Inc. (Electric)	1,482	69,269
American Express Co. (Diversified Financial Services)	2,812	255,134
American International Group, Inc. (Insurance)	4,522	230,848
American Tower Corp. (REIT)	1,216	97,061
Ameriprise Financial, Inc. (Diversified Financial Services)	608	69,950
AmerisourceBergen Corp. (Pharmaceuticals)	722	50,764
Ametek, Inc. (Electrical Components & Equipment)	760	40,029
Amgen, Inc. (Biotechnology)	2,318	264,623
Amphenol Corp.—Class A (Electronics)	494	44,055
Anadarko Petroleum Corp. (Oil & Gas)	1,558	123,581
Analog Devices, Inc. (Semiconductors)	950	48,384
Aon PLC (Insurance)	912	76,508
Apache Corp. (Oil & Gas)	1,216	104,503
Apartment Investment and Management Co.—Class A (REIT)	456	11,815
Apple Computer, Inc. (Computers)	2,774	1,556,520
Applied Materials, Inc. (Semiconductors)	3,686	65,205
Archer-Daniels-Midland Co. (Agriculture)	2,014	87,408
Assurant, Inc. (Insurance)	228	15,132
AT&T, Inc. (Telecommunications)	16,150	567,834
Autodesk, Inc.* (Software)	684	34,426
Automatic Data Processing, Inc. (Commercial Services)	1,482	119,760
AutoNation, Inc.* (Retail)	190	9,441
AutoZone, Inc.* (Retail)	114	54,485
AvalonBay Communities, Inc. (REIT)	380	44,927
Avery Dennison Corp. (Household Products/Wares)	304	15,258
Avon Products, Inc. (Cosmetics/Personal Care)	1,330	22,903
Baker Hughes, Inc. (Oil & Gas Services)	1,368	75,596
Ball Corp. (Packaging & Containers)	456	23,558
Bank of America Corp. (Banks)	32,718	509,419
Bank of New York Mellon Corp. (Banks)	3,534	123,478
Bard (C.R.), Inc. (Healthcare-Products)	228	30,538
Baxter International, Inc. (Healthcare-Products)	1,672	116,288
BB&T Corp. (Banks)	2,166	80,835
Beam, Inc. (Beverages)	494	33,622
Becton, Dickinson & Co. (Healthcare-Products)	608	67,178
Bed Bath & Beyond, Inc.* (Retail)	646	51,874
Bemis Co., Inc. (Packaging & Containers)	304	12,452
Berkshire Hathaway, Inc.*—Class B (Insurance)	5,510	653,265
Best Buy Co., Inc. (Retail)	836	33,340
Biogen Idec, Inc.* (Biotechnology)	722	201,980
BlackRock, Inc. (Diversified Financial Services)	380	120,259
Boeing Co. (Aerospace/Defense)	2,128	290,451
BorgWarner, Inc. (Auto Parts & Equipment)	684	38,242
Boston Properties, Inc. (REIT)	456	45,769
Boston Scientific Corp.* (Healthcare-Products)	4,104	49,330
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,054	268,620
Broadcom Corp.—Class A (Semiconductors)	1,672	49,575
Brown-Forman Corp.—Class B (Beverages)	494	37,332
C.H. Robinson Worldwide, Inc. (Transportation)	456	26,603
CA, Inc. (Software)	988	33,246
Cablevision Systems Corp. NY—Class A (Media)	646	11,583
Cabot Oil & Gas Corp. (Oil & Gas)	1,292	50,078
Cameron International Corp.* (Oil & Gas Services)	722	42,981
Campbell Soup Co. (Food)	532	23,025
Capital One Financial Corp. (Banks)	1,786	136,825
Cardinal Health, Inc. (Pharmaceuticals)	1,064	71,086
CareFusion Corp.* (Healthcare-Products)	646	25,724
CarMax, Inc.* (Retail)	684	32,162
Carnival Corp.—Class A (Leisure Time)	1,330	53,426
Caterpillar, Inc. (Machinery-Construction & Mining)	1,938	175,989
CBRE Group, Inc.*—Class A (Real Estate)	836	21,987
CBS Corp.—Class B (Media)	1,710	108,995
Celgene Corp.* (Biotechnology)	1,254	211,876
CenterPoint Energy, Inc. (Gas)	1,330	30,829
CenturyLink, Inc. (Telecommunications)	1,824	58,094
Cerner Corp.* (Software)	912	50,835
CF Industries Holdings, Inc. (Chemicals)	190	44,278
Chesapeake Energy Corp. (Oil & Gas)	1,558	42,284
Chevron Corp. (Oil & Gas)	5,890	735,720
Chipotle Mexican Grill, Inc.* (Retail)	76	40,491
CIGNA Corp. (Healthcare-Services)	836	73,133
Cincinnati Financial Corp. (Insurance)	456	23,881
Cintas Corp. (Commercial Services)	304	18,115
Cisco Systems, Inc. (Telecommunications)	16,416	368,539
Citigroup, Inc. (Banks)	9,310	485,144
Citrix Systems, Inc.* (Software)	570	36,053
Cliffs Natural Resources, Inc. (Iron/Steel)	456	11,952
Clorox Co. (Household Products/Wares)	380	35,249
CME Group, Inc. (Diversified Financial Services)	950	74,537
CMS Energy Corp. (Electric)	798	21,362
Coach, Inc. (Retail)	874	49,058

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Coca-Cola Co. (Beverages)	11,666	$481,921
Coca-Cola Enterprises, Inc. (Beverages)	722	31,862
Cognizant Technology Solutions Corp.* (Computers)	912	92,094
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,698	175,937
Comcast Corp.—Class A (Media)	7,980	414,682
Comerica, Inc. (Banks)	570	27,098
Computer Sciences Corp. (Computers)	456	25,481
ConAgra Foods, Inc. (Food)	1,292	43,540
ConocoPhillips (Oil & Gas)	3,762	265,785
CONSOL Energy, Inc. (Coal)	684	26,019
Consolidated Edison, Inc. (Electric)	912	50,415
Constellation Brands, Inc.* (Beverages)	494	34,768
Corning, Inc. (Telecommunications)	4,446	79,228
Costco Wholesale Corp. (Retail)	1,330	158,283
Covidien PLC (Healthcare-Products)	1,406	95,749
Crown Castle International Corp.* (Telecommunications)	1,026	75,339
CSX Corp. (Transportation)	3,116	89,647
Cummins, Inc. (Machinery-Diversified)	532	74,996
CVS Caremark Corp. (Retail)	3,648	261,087
D.R. Horton, Inc. (Home Builders)	874	19,508
Danaher Corp. (Miscellaneous Manufacturing)	1,824	140,813
Darden Restaurants, Inc. (Retail)	418	22,727
DaVita, Inc.* (Healthcare-Services)	532	33,713
Deere & Co. (Machinery-Diversified)	1,178	107,586
Delphi Automotive PLC (Auto Parts & Equipment)	874	52,554
Delta Air Lines, Inc. (Airlines)	2,622	72,026
Denbury Resources, Inc.* (Oil & Gas)	1,140	18,730
DENTSPLY International, Inc. (Healthcare-Products)	456	22,107
Devon Energy Corp. (Oil & Gas)	1,178	72,883
Diamond Offshore Drilling, Inc. (Oil & Gas)	228	12,978
DIRECTV*—Class A (Media)	1,482	102,391
Discover Financial Services (Diversified Financial Services)	1,482	82,918
Discovery Communications, Inc.*—Class A (Media)	684	61,847
Dollar General Corp.* (Retail)	912	55,012
Dollar Tree, Inc.* (Retail)	646	36,447
Dominion Resources, Inc. (Electric)	1,786	115,535
Dover Corp. (Miscellaneous Manufacturing)	532	51,359
Dr. Pepper Snapple Group, Inc. (Beverages)	608	29,622
DTE Energy Co. (Electric)	532	35,319
Duke Energy Corp. (Electric)	2,166	149,476
Dun & Bradstreet Corp. (Software)	114	13,994
E*TRADE Financial Corp.* (Diversified Financial Services)	874	17,165
E.I. du Pont de Nemours & Co. (Chemicals)	2,850	185,164
Eastman Chemical Co. (Chemicals)	456	36,799
Eaton Corp. (Miscellaneous Manufacturing)	1,444	109,917
eBay, Inc.* (Internet)	3,572	196,067
Ecolab, Inc. (Chemicals)	836	87,170
Edison International (Electric)	988	45,744
Edwards Lifesciences Corp.* (Healthcare-Products)	342	22,490
Electronic Arts, Inc.* (Software)	950	21,793
Eli Lilly & Co. (Pharmaceuticals)	3,040	155,040
EMC Corp. (Computers)	6,308	158,646
Emerson Electric Co. (Electrical Components & Equipment)	2,166	152,010
Ensco PLCADR—Class A (Oil & Gas)	722	41,284
Entergy Corp. (Electric)	532	33,660
EOG Resources, Inc. (Oil & Gas)	836	140,314
EQT Corp. (Oil & Gas)	456	40,940
Equifax, Inc. (Commercial Services)	380	26,254
Equity Residential (REIT)	1,026	53,219
Exelon Corp. (Electric)	2,622	71,817
Expedia, Inc. (Internet)	304	21,177
Expeditors International of Washington, Inc. (Transportation)	646	28,586
Express Scripts Holding Co.* (Pharmaceuticals)	2,470	173,493
Exxon Mobil Corp. (Oil & Gas)	13,414	1,357,498
F5 Networks, Inc.* (Internet)	228	20,716
Facebook, Inc.*—Class A (Internet)	5,054	276,251
Family Dollar Stores, Inc. (Retail)	304	19,751
Fastenal Co. (Distribution/Wholesale)	836	39,718
FedEx Corp. (Transportation)	912	131,118
Fidelity National Information Services, Inc. (Software)	874	46,916
Fifth Third Bancorp (Banks)	2,698	56,739
First Horizon National Corp. (Banks)	1	7
First Solar, Inc.* (Semiconductors)	228	12,458
FirstEnergy Corp. (Electric)	1,292	42,610
Fiserv, Inc.* (Software)	798	47,122
FLIR Systems, Inc. (Electronics)	418	12,582
Flowserve Corp. (Machinery-Diversified)	418	32,951
Fluor Corp. (Engineering & Construction)	494	39,663
FMC Corp. (Chemicals)	418	31,542
FMC Technologies, Inc.* (Oil & Gas Services)	722	37,696
Ford Motor Co. (Auto Manufacturers)	12,084	186,456
Forest Laboratories, Inc.* (Pharmaceuticals)	722	43,342
Fossil Group, Inc.* (Distribution/Wholesale)	152	18,231
Franklin Resources, Inc. (Diversified Financial Services)	1,254	72,393
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,192	120,465
Frontier Communications Corp. (Telecommunications)	3,078	14,313
GameStop Corp.—Class A (Retail)	342	16,847
Gannett Co., Inc. (Media)	684	20,233
Garmin, Ltd. (Electronics)	380	17,564
General Dynamics Corp. (Aerospace/Defense)	1,026	98,034
General Electric Co. (Miscellaneous Manufacturing)	31,046	870,219
General Growth Properties, Inc. (REIT)	1,634	32,794
General Mills, Inc. (Food)	1,938	96,726
General Motors Co.* (Auto Manufacturers)	3,496	142,882
Genuine Parts Co. (Distribution/Wholesale)	456	37,935
Genworth Financial, Inc.*—Class A (Insurance)	1,520	23,606
Gilead Sciences, Inc.* (Biotechnology)	4,712	354,106
Google, Inc.*—Class A (Internet)	874	979,501
Graham Holdings Co.*—Class B (Media)	38	25,206
H & R Block, Inc. (Commercial Services)	836	24,277
Halliburton Co. (Oil & Gas Services)	2,584	131,138
Harley-Davidson, Inc. (Leisure Time)	684	47,360
Harman International Industries, Inc. (Home Furnishings)	190	15,552
Harris Corp. (Telecommunications)	342	23,875
Hartford Financial Services Group, Inc. (Insurance)	1,368	49,563
Hasbro, Inc. (Toys/Games/Hobbies)	342	18,813
HCP, Inc. (REIT)	1,406	51,066
Health Care REIT, Inc. (REIT)	874	46,820
Helmerich & Payne, Inc. (Oil & Gas)	342	28,755
Hess Corp. (Oil & Gas)	874	72,542
Hewlett-Packard Co. (Computers)	5,890	164,802

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 11

Common Stocks, continued

	Shares	Value
Honeywell International, Inc. (Electronics)	2,394	$218,740
Hormel Foods Corp. (Food)	418	18,881
Hospira, Inc.* (Healthcare-Products)	494	20,392
Host Hotels & Resorts, Inc. (REIT)	2,318	45,062
Hudson City Bancorp, Inc. (Savings & Loans)	1,444	13,617
Humana, Inc. (Healthcare-Services)	494	50,991
Huntington Bancshares, Inc. (Banks)	2,546	24,569
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,254	105,436
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	836	51,498
Integrys Energy Group, Inc. (Electric)	228	12,405
Intel Corp. (Semiconductors)	15,238	395,579
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	342	76,923
International Business Machines Corp. (Computers)	3,116	584,468
International Flavors & Fragrances, Inc. (Chemicals)	266	22,871
International Game Technology (Entertainment)	760	13,802
International Paper Co. (Forest Products & Paper)	1,368	67,073
Intuit, Inc. (Software)	874	66,704
Intuitive Surgical, Inc.* (Healthcare-Products)	114	43,785
Invesco, Ltd. (Diversified Financial Services)	1,368	49,795
Iron Mountain, Inc. (Commercial Services)	532	16,146
J.P. Morgan Chase & Co. (Banks)	11,514	673,339
Jabil Circuit, Inc. (Electronics)	570	9,941
Jacobs Engineering Group, Inc.* (Engineering & Construction)	418	26,330
Johnson & Johnson (Pharmaceuticals)	8,664	793,535
Johnson Controls, Inc. (Auto Parts & Equipment)	2,090	107,217
Joy Global, Inc. (Machinery-Construction & Mining)	342	20,004
Juniper Networks, Inc.* (Telecommunications)	1,558	35,164
Kansas City Southern Industries, Inc. (Transportation)	342	42,350
Kellogg Co. (Food)	798	48,734
KeyCorp (Banks)	2,736	36,717
Kimberly-Clark Corp. (Household Products/Wares)	1,178	123,054
Kimco Realty Corp. (REIT)	1,254	24,767
Kinder Morgan, Inc. (Pipelines)	2,052	73,872
KLA-Tencor Corp. (Semiconductors)	494	31,843
Kohls Corp. (Retail)	608	34,504
Kraft Foods Group, Inc. (Food)	1,824	98,350
Kroger Co. (Food)	1,596	63,090
L Brands, Inc. (Retail)	760	47,006
L-3 Communications Holdings, Inc. (Aerospace/Defense)	266	28,425
Laboratory Corp. of America Holdings* (Healthcare-Services)	266	24,304
Lam Research Corp.* (Semiconductors)	494	26,898
Legg Mason, Inc. (Diversified Financial Services)	342	14,870
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	418	12,933
Lennar Corp.—Class A (Home Builders)	494	19,543
Leucadia National Corp. (Holding Companies-Diversified)	950	26,923
Life Technologies Corp.* (Healthcare-Products)	532	40,326
Lincoln National Corp. (Insurance)	798	41,193
Linear Technology Corp. (Semiconductors)	722	32,887
Lockheed Martin Corp. (Aerospace/Defense)	836	124,280
Loews Corp. (Insurance)	950	45,828
Lorillard, Inc. (Agriculture)	1,140	57,775
Lowe’s Cos., Inc. (Retail)	3,192	158,164
LSI Logic Corp. (Semiconductors)	1,672	18,425
LyondellBasell Industries N.V.—Class A (Chemicals)	1,330	106,772
M&T Bank Corp. (Banks)	418	48,664
Macy’s, Inc. (Retail)	1,140	60,876
Marathon Oil Corp. (Oil & Gas)	2,128	75,118
Marathon Petroleum Corp. (Oil & Gas)	912	83,658
Marriott International, Inc.—Class A (Lodging)	685	33,804
Marsh & McLennan Cos., Inc. (Insurance)	1,672	80,858
Masco Corp. (Building Materials)	1,102	25,093
MasterCard, Inc.—Class A (Commercial Services)	304	253,980
Mattel, Inc. (Toys/Games/Hobbies)	1,026	48,818
McCormick & Co., Inc. (Food)	418	28,809
McDonald’s Corp. (Retail)	3,040	294,970
McGraw Hill Financial, Inc. (Commercial Services)	836	65,376
McKesson Corp. (Pharmaceuticals)	722	116,531
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	608	50,926
MeadWestvaco Corp. (Forest Products & Paper)	532	19,647
Medtronic, Inc. (Healthcare-Products)	3,078	176,646
Merck & Co., Inc. (Pharmaceuticals)	8,968	448,848
MetLife, Inc. (Insurance)	3,420	184,406
Michael Kors Holdings, Ltd.* (Apparel)	532	43,193
Microchip Technology, Inc. (Semiconductors)	608	27,208
Micron Technology, Inc.* (Semiconductors)	3,230	70,285
Microsoft Corp. (Software)	23,294	871,893
Mohawk Industries, Inc.* (Textiles)	190	28,291
Molson Coors Brewing Co.—Class B (Beverages)	494	27,738
Mondelez International, Inc.—Class A (Food)	5,396	190,478
Monsanto Co. (Chemicals)	1,596	186,013
Monster Beverage Corp.* (Beverages)	418	28,328
Moody’s Corp. (Commercial Services)	570	44,728
Morgan Stanley Dean Witter & Co. (Banks)	4,256	133,468
Motorola Solutions, Inc. (Telecommunications)	722	48,735
Murphy Oil Corp. (Oil & Gas)	532	34,516
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,178	51,125
Nabors Industries, Ltd. (Oil & Gas)	798	13,558
NASDAQ Stock Market, Inc. (Diversified Financial Services)	342	13,612
National Oilwell Varco, Inc. (Oil & Gas Services)	1,330	105,775
Neilsen Holdings N.V. (Media)	760	34,876
NetApp, Inc. (Computers)	1,064	43,773
Netflix, Inc.* (Internet)	190	69,952
Newell Rubbermaid, Inc. (Housewares)	874	28,326
Newfield Exploration Co.* (Oil & Gas)	418	10,295
Newmont Mining Corp. (Mining)	1,520	35,006
News Corp.*—Class A (Media)	1,520	27,390
NextEra Energy, Inc. (Electric)	1,330	113,875
NIKE, Inc.—Class B (Apparel)	2,280	179,299
NiSource, Inc. (Gas)	950	31,236
Noble Corp. PLC (Oil & Gas)	760	28,477
Noble Energy, Inc. (Oil & Gas)	1,102	75,057
Nordstrom, Inc. (Retail)	456	28,181
Norfolk Southern Corp. (Transportation)	950	88,189
Northeast Utilities System (Electric)	950	40,271
Northern Trust Corp. (Banks)	684	42,333

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Northrop Grumman Corp. (Aerospace/Defense)	684	$78,393
NRG Energy, Inc. (Electric)	988	28,375
Nucor Corp. (Iron/Steel)	988	52,740
NVIDIA Corp. (Semiconductors)	1,786	28,612
Occidental Petroleum Corp. (Oil & Gas)	2,470	234,897
Omnicom Group, Inc. (Advertising)	798	59,348
ONEOK, Inc. (Pipelines)	646	40,168
Oracle Corp. (Software)	10,754	411,448
O’Reilly Automotive, Inc.* (Retail)	342	44,019
Owens-Illinois, Inc.* (Packaging & Containers)	494	17,675
PACCAR, Inc. (Auto Manufacturers)	1,102	65,205
Pall Corp. (Miscellaneous Manufacturing)	342	29,190
Parker Hannifin Corp. (Miscellaneous Manufacturing)	456	58,660
Patterson Cos., Inc. (Healthcare-Products)	266	10,959
Paychex, Inc. (Software)	988	44,984
Peabody Energy Corp. (Coal)	836	16,327
Pentair, Ltd. (Miscellaneous Manufacturing)	608	47,223
People’s United Financial, Inc. (Savings & Loans)	988	14,938
Pepco Holdings, Inc. (Electric)	760	14,539
PepsiCo, Inc. (Beverages)	4,712	390,813
PerkinElmer, Inc. (Electronics)	342	14,101
Perrigo Co. PLC (Pharmaceuticals)	418	64,146
PetSmart, Inc. (Retail)	304	22,116
Pfizer, Inc. (Pharmaceuticals)	19,874	608,740
PG&E Corp. (Electric)	1,368	55,103
Philip Morris International, Inc. (Agriculture)	4,902	427,111
Phillips 66 (Oil & Gas)	1,824	140,685
Pinnacle West Capital Corp. (Electric)	342	18,099
Pioneer Natural Resources Co. (Oil & Gas)	456	83,936
Pitney Bowes, Inc. (Office/Business Equipment)	608	14,166
Plum Creek Timber Co., Inc. (REIT)	532	24,743
PNC Financial Services Group (Banks)	1,634	126,766
PPG Industries, Inc. (Chemicals)	418	79,278
PPL Corp. (Electric)	1,938	58,314
Praxair, Inc. (Chemicals)	912	118,587
Precision Castparts Corp. (Metal Fabricate/Hardware)	456	122,801
Priceline.com, Inc.* (Internet)	152	176,685
Principal Financial Group, Inc. (Insurance)	836	41,223
Procter & Gamble Co. (Cosmetics/Personal Care)	8,322	677,494
Progressive Corp. (Insurance)	1,710	46,632
Prologis, Inc. (REIT)	1,520	56,164
Prudential Financial, Inc. (Insurance)	1,406	129,661
Public Service Enterprise Group, Inc. (Electric)	1,558	49,918
Public Storage, Inc. (REIT)	456	68,637
PulteGroup, Inc. (Home Builders)	1,064	21,673
PVH Corp. (Retail)	266	36,181
QEP Resources, Inc. (Oil & Gas)	532	16,306
Qualcomm, Inc. (Semiconductors)	5,168	383,724
Quanta Services, Inc.* (Commercial Services)	646	20,388
Quest Diagnostics, Inc. (Healthcare-Services)	456	24,414
Ralph Lauren Corp. (Apparel)	190	33,548
Range Resources Corp. (Oil & Gas)	494	41,649
Raytheon Co. (Aerospace/Defense)	988	89,612
Red Hat, Inc.* (Software)	570	31,943
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	228	62,755
Regions Financial Corp. (Banks)	4,218	41,716
Republic Services, Inc. (Environmental Control)	836	27,755
Reynolds American, Inc. (Agriculture)	950	47,491
Robert Half International, Inc. (Commercial Services)	418	17,552
Rockwell Automation, Inc. (Machinery-Diversified)	418	49,391
Rockwell Collins, Inc. (Aerospace/Defense)	418	30,899
Roper Industries, Inc. (Machinery-Diversified)	304	42,159
Ross Stores, Inc. (Retail)	646	48,405
Rowan Cos. PLC*—Class A (Oil & Gas)	380	13,437
Ryder System, Inc. (Transportation)	152	11,215
Safeway, Inc. (Food)	760	24,753
Salesforce.com, Inc.* (Software)	1,710	94,375
SanDisk Corp. (Computers)	684	48,249
SCANA Corp. (Electric)	418	19,617
Schlumberger, Ltd. (Oil & Gas Services)	4,028	362,962
Scripps Networks Interactive—Class A (Media)	342	29,552
Seagate Technology PLC (Computers)	988	55,486
Sealed Air Corp. (Packaging & Containers)	608	20,702
Sempra Energy (Gas)	684	61,397
Sherwin-Williams Co. (Chemicals)	266	48,811
Sigma-Aldrich Corp. (Chemicals)	380	35,724
Simon Property Group, Inc. (REIT)	950	144,552
SLM Corp. (Diversified Financial Services)	1,330	34,952
Snap-on, Inc. (Hand/Machine Tools)	190	20,809
Southern Co. (Electric)	2,698	110,915
Southwest Airlines Co. (Airlines)	2,128	40,092
Southwestern Energy Co.* (Oil & Gas)	1,064	41,847
Spectra Energy Corp. (Pipelines)	2,052	73,092
St. Jude Medical, Inc. (Healthcare-Products)	912	56,498
Stanley Black & Decker, Inc. (Hand/Machine Tools)	494	39,861
Staples, Inc. (Retail)	2,014	32,002
Starbucks Corp. (Retail)	2,318	181,708
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	570	45,287
State Street Corp. (Banks)	1,330	97,609
Stericycle, Inc.* (Environmental Control)	266	30,901
Stryker Corp. (Healthcare-Products)	912	68,528
SunTrust Banks, Inc. (Banks)	1,634	60,148
Symantec Corp. (Internet)	2,128	50,178
Sysco Corp. (Food)	1,786	64,475
T. Rowe Price Group, Inc. (Diversified Financial Services)	798	66,848
Target Corp. (Retail)	1,938	122,617
TE Connectivity, Ltd. (Electronics)	1,254	69,108
TECO Energy, Inc. (Electric)	608	10,482
Tenet Healthcare Corp.* (Healthcare-Services)	304	12,804
Teradata Corp.* (Computers)	494	22,472
Tesoro Petroleum Corp. (Oil & Gas)	418	24,453
Texas Instruments, Inc. (Semiconductors)	3,344	146,835
Textron, Inc. (Miscellaneous Manufacturing)	874	32,128
The ADT Corp. (Commercial Services)	608	24,606
The AES Corp. (Electric)	2,014	29,223
The Charles Schwab Corp. (Diversified Financial Services)	3,572	92,872
The Chubb Corp. (Insurance)	760	73,439
The Dow Chemical Co. (Chemicals)	3,724	165,345
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	798	60,105
The Gap, Inc. (Retail)	798	31,186
The Goldman Sachs Group, Inc. (Banks)	1,292	229,020
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	760	18,126
The Hershey Co. (Food)	456	44,337
The Home Depot, Inc. (Retail)	4,332	356,696

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares	Value
The Interpublic Group of Cos., Inc. (Advertising)	1,292	$22,868
The JM Smucker Co.—Class A (Food)	304	31,500
The Macerich Co. (REIT)	418	24,616
The Mosaic Co. (Chemicals)	1,064	50,295
The Travelers Cos., Inc. (Insurance)	1,102	99,775
The Williams Cos., Inc. (Pipelines)	2,090	80,612
Thermo Fisher Scientific, Inc. (Electronics)	1,102	122,707
Tiffany & Co. (Retail)	342	31,731
Time Warner Cable, Inc. (Media)	874	118,427
Time Warner, Inc. (Media)	2,774	193,403
TJX Cos., Inc. (Retail)	2,166	138,039
Torchmark Corp. (Insurance)	266	20,788
Total System Services, Inc. (Commercial Services)	494	16,440
Transocean, Ltd. (Oil & Gas)	1,026	50,705
TripAdvisor, Inc.* (Internet)	342	28,328
Twenty-First Century Fox, Inc.—Class A (Media)	6,004	211,222
Tyco International, Ltd. (Electronics)	1,444	59,262
Tyson Foods, Inc.—Class A (Food)	836	27,973
U.S. Bancorp (Banks)	5,586	225,674
Union Pacific Corp. (Transportation)	1,406	236,207
United Parcel Service, Inc.—Class B (Transportation)	2,204	231,596
United States Steel Corp. (Iron/Steel)	456	13,452
United Technologies Corp. (Aerospace/Defense)	2,584	294,058
UnitedHealth Group, Inc. (Healthcare-Services)	3,078	231,773
UnumProvident Corp. (Insurance)	798	27,994
Urban Outfitters, Inc.* (Retail)	342	12,688
V.F. Corp. (Apparel)	1,064	66,330
Valero Energy Corp. (Oil & Gas)	1,672	84,269
Varian Medical Systems, Inc.* (Healthcare-Products)	342	26,570
Ventas, Inc. (REIT)	912	52,239
VeriSign, Inc.* (Internet)	380	22,716
Verizon Communications, Inc. (Telecommunications)	8,778	431,351
Vertex Pharmaceuticals, Inc.* (Biotechnology)	722	53,645
Viacom, Inc.—Class B (Media)	1,254	109,524
Visa, Inc.—Class A (Diversified Financial Services)	1,558	346,935
Vornado Realty Trust (REIT)	532	47,236
Vulcan Materials Co. (Building Materials)	380	22,580
W.W. Grainger, Inc. (Distribution/Wholesale)	190	48,530
Walgreen Co. (Retail)	2,660	152,790
Wal-Mart Stores, Inc. (Retail)	4,978	391,720
Walt Disney Co. (Media)	5,016	383,223
Waste Management, Inc. (Environmental Control)	1,330	59,678
Waters Corp.* (Electronics)	266	26,600
WellPoint, Inc. (Healthcare-Services)	912	84,260
Wells Fargo & Co. (Banks)	14,706	667,652
Western Digital Corp. (Computers)	646	54,199
Western Union Co. (Commercial Services)	1,710	29,498
Weyerhaeuser Co. (REIT)	1,786	56,384
Whirlpool Corp. (Home Furnishings)	228	35,764
Whole Foods Market, Inc. (Food)	1,140	65,926
Windstream Holdings, Inc. (Telecommunications)	1,824	14,556
Wisconsin Energy Corp. (Electric)	684	28,277
WPX Energy, Inc.* (Oil & Gas)	608	12,391
Wyndham Worldwide Corp. (Lodging)	418	30,802
Wynn Resorts, Ltd. (Lodging)	266	51,660
Xcel Energy, Inc. (Electric)	1,520	42,469
Xerox Corp. (Office/Business Equipment)	3,534	43,009
Xilinx, Inc. (Semiconductors)	836	38,389
XL Group PLC (Insurance)	874	27,828
Xylem, Inc. (Machinery-Diversified)	570	19,722
Yahoo!, Inc.* (Internet)	2,888	116,791
YUM! Brands, Inc. (Retail)	1,368	103,434
Zimmer Holdings, Inc. (Healthcare-Products)	532	49,577
Zions Bancorp (Banks)	570	17,077
Zoetis, Inc. (Pharmaceuticals)	1,520	49,689
TOTAL COMMON STOCKS (Cost $24,061,665)		50,597,034

Repurchase Agreements(a)(b) (66.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $70,719,007	$70,719,000	$70,719,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,719,000)		70,719,000
TOTAL INVESTMENT SECURITIES (Cost $94,780,665)—114.7%		121,316,034
Net other assets (liabilities)—(14.7)%		(15,565,564)
NET ASSETS—100.0%		$105,750,470

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $7,578,000.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $9,766,575)	106	$361,008

See accompanying notes to financial statements.

14 :: ProFund VP Bull :: Financial Statements

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(0.68)%	1/28/14	$40,110,843	$156,365
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(0.48)%	1/28/14	4,874,292	82,511
				$238,876

ProFund VP Bull invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$82,216	0.1%
Aerospace/Defense	1,034,152	1.0%
Agriculture	854,655	0.8%
Airlines	112,118	0.1%
Apparel	322,370	0.3%
Auto Manufacturers	394,543	0.4%
Auto Parts & Equipment	216,139	0.2%
Banks	3,844,296	3.6%
Beverages	1,096,006	1.0%
Biotechnology	1,229,885	1.2%
Building Materials	47,672	NM
Chemicals	1,292,112	1.2%
Coal	42,346	NM
Commercial Services	717,085	0.7%
Computers	2,965,533	2.8%
Cosmetics/Personal Care	936,439	0.9%
Distribution/Wholesale	144,414	0.1%
Diversified Financial Services	1,389,163	1.3%
Electric	1,294,571	1.2%
Electrical Components & Equipment	192,039	0.2%
Electronics	665,577	0.6%
Engineering & Construction	65,993	0.1%
Entertainment	13,802	NM
Environmental Control	118,334	0.1%
Food	870,597	0.8%
Forest Products & Paper	86,720	0.1%
Gas	141,409	0.1%
Hand/Machine Tools	60,670	0.1%
Healthcare-Products	922,685	0.9%
Healthcare-Services	613,586	0.6%
Holding Companies-Diversified	26,923	NM
Home Builders	60,724	0.1%
Home Furnishings	51,316	NM
Household Products/Wares	173,560	0.2%
Housewares	28,326	NM
Insurance	2,171,792	2.1%
Internet	2,412,983	2.3%
Iron/Steel	90,329	0.1%
Leisure Time	100,786	0.1%
Lodging	161,553	0.2%
Machinery-Construction & Mining	195,993	0.2%
Machinery-Diversified	326,805	0.3%
Media	1,852,553	1.8%
Metal Fabricate/Hardware	122,801	0.1%
Mining	190,211	0.2%
Miscellaneous Manufacturing	1,786,511	1.7%
Office/Business Equipment	57,175	0.1%
Oil & Gas	4,173,127	3.8%
Oil & Gas Services	756,148	0.7%
Packaging & Containers	74,387	0.1%
Pharmaceuticals	3,575,502	3.4%
Pipelines	267,744	0.3%
Real Estate	21,987	NM
REIT	927,872	0.9%
Retail	3,170,039	3.0%
Savings & Loans	28,555	NM
Semiconductors	1,408,446	1.3%
Software	1,917,298	1.8%
Telecommunications	1,717,028	1.6%
Textiles	28,291	NM
Toys/Games/Hobbies	67,631	0.1%
Transportation	885,511	0.8%
Other**	55,153,436	52.2%
Total	$105,750,470	100.0%

**              Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 15

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$94,780,665
Securities, at value	50,597,034
Repurchase agreements, at value	70,719,000
Total Investment Securities, at value	121,316,034
Cash	398
Segregated cash balances with brokers	482,300
Dividends and interest receivable	62,319
Unrealized gain on swap agreements	238,876
Receivable for capital shares issued	4,698,733
Variation margin on futures contracts	38,425
Prepaid expenses	1,831
TOTAL ASSETS	126,838,916
LIABILITIES:
Payable for capital shares redeemed	20,812,748
Advisory fees payable	68,164
Management services fees payable	9,088
Administration fees payable	3,361
Administrative services fees payable	45,246
Distribution fees payable	46,747
Trustee fees payable	35
Transfer agency fees payable	5,312
Fund accounting fees payable	6,577
Compliance services fees payable	1,169
Other accrued expenses	89,999
TOTAL LIABILITIES	21,088,446
NET ASSETS	$105,750,470
NET ASSETS CONSIST OF:
Capital	$82,186,610
Accumulated net investment income (loss)	6,750
Accumulated net realized gains (losses) on investments	(3,578,143)
Net unrealized appreciation (depreciation) on investments	27,135,253
NET ASSETS	$105,750,470
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,791,439
Net Asset Value (offering and redemption price per share)	$37.88

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$861,726
Interest	15,443
Foreign tax withholding	(190)
TOTAL INVESTMENT INCOME	876,979
EXPENSES:
Advisory fees	697,518
Management services fees	93,002
Administration fees	40,334
Transfer agency fees	62,996
Administrative services fees	256,698
Distribution fees	232,506
Custody fees	12,654
Fund accounting fees	84,266
Trustee fees	2,310
Compliance services fees	767
Other fees	115,079
Total Gross Expenses before reductions	1,598,130
Expenses reduced and reimbursed by the Advisor	(35,689)
TOTAL NET EXPENSES	1,562,441
NET INVESTMENT INCOME (LOSS)	(685,462)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,502,021
Net realized gains (losses) on futures contracts	2,519,502
Net realized gains (losses) on swap agreements	9,951,672
Change in net unrealized appreciation/depreciation on investments	3,347,788
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	23,320,983
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$22,635,521

See accompanying notes to financial statements.

16 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(685,462)	$(320,304)
Net realized gains (losses) on investments	19,973,195	6,227,010
Change in net unrealized appreciation/depreciation on investments	3,347,788	4,550,619
Change in net assets resulting from operations	22,635,521	10,457,325
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,094,333)	—
Change in net assets resulting from distributions	(1,094,333)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	483,609,920	306,733,278
Dividends reinvested	1,094,333	—
Value of shares redeemed	(485,793,573)	(326,771,271)
Change in net assets resulting from capital transactions	(1,089,320)	(20,037,993)
Change in net assets	20,451,868	(9,580,668)
NET ASSETS:
Beginning of period	85,298,602	94,879,270
End of period	$105,750,470	$85,298,602
Accumulated net investment income (loss)	$6,750	$4,779
SHARE TRANSACTIONS:
Issued	14,000,947	10,767,459
Reinvested	33,466	—
Redeemed	(14,132,144)	(11,538,632)
Change in shares	(97,731)	(771,173)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bull :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$29.52	$25.92	$26.30	$23.39	$18.93
Investment Activities:
Net investment income (loss)(a)	(0.25)	(0.11)	(0.07)	(0.05)	0.03
Net realized and unrealized gains (losses) on investments	8.98	3.71	0.09	2.99	4.57
Total income (loss) from investment activities	8.73	3.60	0.02	2.94	4.60
Distributions to Shareholders From:
Net investment income	—	—	—	(0.03)	(0.14)
Net realized gains on investments	(0.37)	—	(0.40)	—	—
Total distributions	(0.37)	—	(0.40)	(0.03)	(0.14)
Net Asset Value, End of Period	$37.88	$29.52	$25.92	$26.30	$23.39
Total Return	29.76%	13.89%	—	12.58%	24.34%
Ratios to Average Net Assets:
Gross expenses	1.72%	1.84%	1.74%	1.74%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(0.74)%	(0.39)%	(0.26)%	(0.20)%	0.17%
Supplemental Data:
Net assets, end of period (000’s)	$105,750	$85,299	$94,879	$101,332	$113,508
Portfolio turnover rate(b)	43%	35%	4%	87%	116%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

18 :: ProFund VP Mid-Cap :: Management Discussion of Fund Performance

ProFund VP Mid-Cap seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 30.79%. For the same period, the Index had a total return of 33.50%(1) and a volatility of 13.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Mid-Cap	30.79%	19.00%	6.12%
S&P MidCap 400	33.50%	21.89%	8.87%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	14%
Swap Agreements	86%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	19%
Industrial	19%
Consumer, Cyclical	13%
Technology	9%
Energy	5%
Basic Materials	4%
Communications	4%
Utilities	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap :: 19

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (70.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $19,924,002	$19,924,000	$19,924,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,924,000)		19,924,000
TOTAL INVESTMENT SECURITIES
(Cost $19,924,000)—70.7%		19,924,000
Net other assets (liabilities)—29.3%		8,274,941
NET ASSETS—100.0%		$28,198,941

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $2,105,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $3,888,030)	29	$170,324

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	(0.58)%	1/28/14	$4,488,540	$21,440
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(0.43)%	1/28/14	19,714,480	55,617
				$77,057

See accompanying notes to financial statements.

20 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$19,924,000
Repurchase agreements, at value	19,924,000
Total Investment Securities, at value	19,924,000
Cash	145
Segregated cash balances with brokers	177,480
Interest receivable	2
Unrealized gain on swap agreements	77,057
Receivable for capital shares issued	8,077,203
Variation margin on futures contracts	11,890
Prepaid expenses	412
TOTAL ASSETS	28,268,189
LIABILITIES:
Payable for capital shares redeemed	2,629
Advisory fees payable	18,249
Management services fees payable	2,433
Administration fees payable	661
Administrative services fees payable	12,169
Distribution fees payable	12,299
Trustee fees payable	7
Transfer agency fees payable	1,044
Fund accounting fees payable	1,293
Compliance services fees payable	282
Other accrued expenses	18,182
TOTAL LIABILITIES	69,248
NET ASSETS	$28,198,941
NET ASSETS CONSIST OF:
Capital	$23,451,926
Accumulated net realized gains (losses) on investments	4,499,634
Net unrealized appreciation (depreciation) on investments	247,381
NET ASSETS	$28,198,941
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	824,294
Net Asset Value (offering and redemption price per share)	$34.21

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$6,953
EXPENSES:
Advisory fees	166,712
Management services fees	22,228
Administration fees	9,807
Transfer agency fees	15,319
Administrative services fees	54,649
Distribution fees	55,570
Custody fees	6,713
Fund accounting fees	19,672
Trustee fees	587
Compliance services fees	220
Other fees	25,136
Recoupment of prior expenses reduced by the Advisor	5,500
Total Gross Expenses before reductions	382,113
Expenses reduced and reimbursed by the Advisor	(8,679)
TOTAL NET EXPENSES	373,434
NET INVESTMENT INCOME (LOSS)	(366,481)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(76)
Net realized gains (losses) on futures contracts	782,162
Net realized gains (losses) on swap agreements	4,790,608
Change in net unrealized appreciation/depreciation on investments	100,969
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,673,663
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,307,182

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 21

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(366,481)	$(184,514)
Net realized gains (losses) on investments	5,572,694	1,551,450
Change in net unrealized appreciation/depreciation on investments	100,969	215,566
Change in net assets resulting from operations	5,307,182	1,582,502
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,071,297)	—
Change in net assets resulting from distributions	(1,071,297)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	54,532,362	51,482,034
Dividends reinvested	1,071,297	—
Value of shares redeemed	(50,232,664)	(41,082,086)
Change in net assets resulting from capital transactions	5,370,995	10,399,948
Change in net assets	9,606,880	11,982,450
NET ASSETS:
Beginning of period	18,592,061	6,609,611
End of period	$28,198,941	$18,592,061
SHARE TRANSACTIONS:
Issued	1,753,918	1,969,740
Reinvested	36,095	—
Redeemed	(1,645,198)	(1,569,380)
Change in shares	144,815	400,360

See accompanying notes to financial statements.

22 :: ProFund VP Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$27.36	$23.68	$27.76	$24.25	$18.25
Investment Activities:
Net investment income (loss)(a)	(0.51)	(0.41)	(0.43)	(0.38)	(0.35)
Net realized and unrealized gains (losses) on investments	8.73	4.09	(0.39)	5.91	6.35
Total income (loss) from investment activities	8.22	3.68	(0.82)	5.53	6.00
Distributions to Shareholders From:
Net realized gains on investments	(1.37)	—	(3.26)	(2.02)	—
Net Asset Value, End of Period	$34.21	$27.36	$23.68	$27.76	$24.25
Total Return	30.79%	15.54%	(4.18)%	24.05%	32.88%
Ratios to Average Net Assets:
Gross expenses	1.72%	1.81%	1.75%	1.71%	1.75%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(1.65)%	(1.57)%	(1.65)%	(1.57)%	(1.61)%
Supplemental Data:
Net assets, end of period (000’s)	$28,199	$18,592	$6,610	$8,276	$11,844
Portfolio turnover rate(b)	—	—	—	—	—

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap :: 23

ProFund VP Small-Cap seeks investment results that, before fees and expenses, correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 37.18%. For the same period, the Index had a total return of 38.82%(1) and a volatility of 14.78%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	37.18%	18.50%	7.35%
Russell 2000 Index	38.82%	20.08%	9.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	1.99%	1.69%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	35%
Futures Contracts	17%
Swap Agreements	48%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CoStar Group, Inc.	0.1%
The Middleby Corp.	0.1%
athenahealth, Inc.	0.1%
Acuity Brands, Inc.	0.1%
Isis Pharmaceuticals, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer, Non-cyclical	21%
Consumer, Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)           The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)           1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: ProFund VP Small-Cap :: Financial Highlights

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (35.0%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet)	234	$1,266
1st United Bancorp, Inc. (Banks)	273	2,078
8x8, Inc.* (Telecommunications)	468	4,755
AAON, Inc. (Building Materials)	156	4,984
AAR Corp. (Aerospace/Defense)	234	6,554
Abaxis, Inc.* (Healthcare-Products)	117	4,682
ABIOMED, Inc.* (Healthcare-Products)	234	6,257
ABM Industries, Inc. (Commercial Services)	312	8,920
Abraxas Petroleum Corp.* (Oil & Gas)	780	2,558
Acacia Research Corp. (Commercial Services)	273	3,969
Acadia Healthcare Co., Inc.* (Healthcare-Services)	195	9,229
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	390	9,747
Acadia Realty Trust (REIT)	312	7,747
Accelrys, Inc.* (Software)	390	3,721
Acco Brands Corp.* (Household Products/Wares)	702	4,717
Accretive Health, Inc.* (Commercial Services)	390	3,572
Accuray, Inc.* (Healthcare-Products)	507	4,416
Accuride Corp.* (Auto Parts & Equipment)	351	1,309
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	195	2,205
Aceto Corp. (Chemicals)	195	4,877
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	585	1,942
ACI Worldwide, Inc.* (Software)	234	15,210
Acorda Therapeutics, Inc.* (Biotechnology)	234	6,833
Actuant Corp.—Class A (Miscellaneous Manufacturing)	390	14,290
Actuate Corp.* (Software)	351	2,706
Acuity Brands, Inc. (Electrical Components & Equipment)	234	25,582
Acxiom Corp.* (Software)	429	15,864
ADTRAN, Inc. (Telecommunications)	351	9,481
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	234	5,349
Advent Software, Inc. (Software)	195	6,823
Advisory Board Co.* (Commercial Services)	195	12,416
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	156	11,070
Aegion Corp.* (Engineering & Construction)	234	5,123
Aeroflex Holding Corp.* (Semiconductors)	195	1,268
Aeropostale, Inc.* (Retail)	468	4,254
Aerovironment, Inc.* (Aerospace/Defense)	117	3,408
AFC Enterprises, Inc.* (Retail)	156	6,006
Affymetrix, Inc.* (Healthcare-Products)	546	4,679
AG Mortgage Investment Trust, Inc. (REIT)	195	3,050
AH Belo Corp.—Class A (Media)	195	1,457
Air Methods Corp.* (Healthcare-Services)	234	13,649
Air Transport Services Group, Inc.* (Transportation)	390	3,155
Aircastle, Ltd. (Diversified Financial Services)	390	7,472
AK Steel Holding Corp.* (Iron/Steel)	936	7,675
Akorn, Inc.* (Pharmaceuticals)	351	8,645
Albany International Corp.—Class A (Machinery-Diversified)	156	5,605
Albany Molecular Research, Inc.* (Commercial Services)	195	1,966
Alexander & Baldwin, Inc. (Real Estate)	234	9,765
Align Technology, Inc.* (Healthcare-Products)	390	22,288
ALLETE, Inc. (Electric)	234	11,672
Alliance One International, Inc.* (Agriculture)	663	2,022
Allied Nevada Gold Corp.* (Mining)	663	2,354
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	312	20,070
ALON USA Energy, Inc. (Oil & Gas)	156	2,580
Alpha Natural Resources, Inc.* (Coal)	1,287	9,189
Alphatec Holdings, Inc.* (Healthcare-Products)	663	1,333
Altisource Residential Corp. (REIT)	156	4,697
Altra Holdings, Inc. (Machinery-Diversified)	156	5,338
AMAG Pharmaceuticals, Inc.* (Biotechnology)	156	3,786
Ambac Financial Group, Inc.* (Insurance)	273	6,705
Ambarella, Inc.* (Semiconductors)	156	5,293
AMCOL International Corp. (Mining)	156	5,301
Amedisys, Inc.* (Healthcare-Services)	234	3,423
Ameresco, Inc.* (Electric)	195	1,884
American Apparel, Inc.* (Apparel)	663	815
American Assets Trust, Inc. (REIT)	195	6,129
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	390	7,976
American Capital Mortgage Investment Corp. (REIT)	351	6,128
American Equity Investment Life Holding Co. (Insurance)	390	10,288
American Realty Capital Properties, Inc. (REIT)	858	11,034
American Software, Inc.—Class A (Software)	195	1,925
American States Water Co. (Water)	234	6,723
American Superconductor Corp.* (Electrical Components & Equipment)	546	895
American Vanguard Corp. (Chemicals)	195	4,737
Ameris Bancorp* (Banks)	156	3,293
Amicus Therapeutics, Inc.* (Pharmaceuticals)	468	1,100
Amkor Technology, Inc.* (Semiconductors)	507	3,108
AMN Healthcare Services, Inc.* (Commercial Services)	312	4,586
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	273	1,946
AmSurg Corp.* (Healthcare-Services)	195	8,954
AmTrust Financial Services, Inc. (Insurance)	156	5,100
Amyris, Inc.* (Energy-Alternate Sources)	390	2,063
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	273	4,581
ANADIGICS, Inc.* (Semiconductors)	741	1,363
Angie’s List, Inc.* (Internet)	234	3,545
AngioDynamics, Inc.* (Healthcare-Products)	195	3,352
Anixter International, Inc. (Telecommunications)	156	14,015
ANN, Inc.* (Retail)	273	9,981
Antares Pharma, Inc.* (Pharmaceuticals)	780	3,494
Anworth Mortgage Asset Corp. (REIT)	897	3,776
API Technologies Corp.* (Aerospace/Defense)	429	1,463
Apogee Enterprises, Inc. (Building Materials)	195	7,002
Apollo Commercial Real Estate Finance, Inc. (REIT)	234	3,803
Apollo Investment Corp. (Investment Companies)	1,287	10,914
Apollo Residential Mortgage, Inc. (REIT)	195	2,882
Applied Industrial Technologies, Inc. (Machinery-Diversified)	234	11,487

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
Applied Micro Circuits Corp.* (Semiconductors)	429	$5,740
Approach Resources, Inc.* (Oil & Gas)	195	3,762
Arabian American Development Co.* (Oil & Gas)	195	2,447
ARC Document Solutions, Inc.* (Commercial Services)	390	3,206
Arch Coal, Inc. (Coal)	1,326	5,901
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,248	7,301
Argo Group International Holdings, Ltd. (Insurance)	156	7,252
Arkansas Best Corp. (Transportation)	156	5,254
Armada Hoffler Properties, Inc. (REIT)	156	1,448
ARMOUR Residential REIT, Inc. (REIT)	2,145	8,601
ArQule, Inc.* (Biotechnology)	624	1,342
Array BioPharma, Inc.* (Pharmaceuticals)	780	3,908
ARRIS Group, Inc.* (Telecommunications)	663	16,154
ArthroCare Corp.* (Healthcare-Products)	156	6,277
Aruba Networks, Inc.* (Telecommunications)	663	11,868
Asbury Automotive Group, Inc.* (Retail)	195	10,479
Ashford Hospitality Trust (REIT)	351	2,906
Aspen Technology, Inc.* (Software)	507	21,194
Associated Estates Realty Corp. (REIT)	312	5,008
Astec Industries, Inc. (Machinery-Construction & Mining)	117	4,520
Astoria Financial Corp. (Savings & Loans)	546	7,551
athenahealth, Inc.* (Software)	195	26,228
Atlantic Power Corp. (Electric)	819	2,850
Atlas Air Worldwide Holdings, Inc.* (Transportation)	156	6,419
ATMI, Inc.* (Semiconductors)	195	5,891
Atricure, Inc.* (Healthcare-Products)	195	3,643
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	312	6,471
AVANIR Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	936	3,145
Aveo Phamaceuticals, Inc.* (Commercial Services)	546	1,005
AVG Technologies N.V.* (Software)	156	2,685
Aviat Networks, Inc.* (Telecommunications)	585	1,322
Avid Technology, Inc.* (Software)	273	2,225
Avista Corp. (Electric)	351	9,895
Axcelis Technologies, Inc.* (Semiconductors)	975	2,379
Axiall Corp. (Chemicals)	390	18,502
AZZ, Inc. (Miscellaneous Manufacturing)	156	7,622
B&G Foods, Inc.—Class A (Food)	312	10,580
Balchem Corp. (Chemicals)	156	9,157
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	195	5,464
Bancorp, Inc.* (Banks)	234	4,191
BancorpSouth, Inc. (Banks)	546	13,879
Bank Mutual Corp. (Savings & Loans)	351	2,461
Bank of the Ozarks, Inc. (Banks)	195	11,035
BankFinancial Corp. (Savings & Loans)	195	1,786
Bankrate, Inc.* (Internet)	312	5,597
Banner Corp. (Banks)	117	5,244
Barnes & Noble, Inc.* (Retail)	273	4,081
Barnes Group, Inc. (Miscellaneous Manufacturing)	312	11,953
Basic Energy Services, Inc.* (Oil & Gas Services)	234	3,693
Bazaarvoice, Inc.* (Internet)	312	2,471
BBCN Bancorp, Inc. (Banks)	468	7,764
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	273	10,996
Beazer Homes USA, Inc.* (Home Builders)	156	3,810
bebe Stores, Inc. (Retail)	312	1,660
Belden, Inc. (Electrical Components & Equipment)	234	16,485
Benchmark Electronics, Inc.* (Electronics)	312	7,201
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	234	2,555
Berkshire Hills Bancorp, Inc. (Savings & Loans)	156	4,254
Berry Plastics Group, Inc.* (Packaging & Containers)	312	7,422
BGC Partners, Inc.—Class A (Diversified Financial Services)	780	4,727
Bill Barrett Corp.* (Oil & Gas)	273	7,311
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	351	2,067
BIOLASE, Inc.* (Healthcare-Products)	352	996
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	156	3,984
BioScrip, Inc.* (Pharmaceuticals)	351	2,597
Biotime, Inc.* (Biotechnology)	390	1,404
BJ’s Restaurants, Inc.* (Retail)	156	4,845
Black Diamond, Inc.* (Leisure Time)	195	2,599
Black Hills Corp. (Electric)	234	12,287
Blackbaud, Inc. (Software)	273	10,278
BlackRock Kelso Capital Corp. (Investment Companies)	468	4,366
Bloomin Brands, Inc.* (Retail)	312	7,491
Blount International, Inc.* (Miscellaneous Manufacturing)	312	4,515
Blucora, Inc.* (Internet)	273	7,961
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	507	989
Bob Evans Farms, Inc. (Retail)	156	7,892
Boingo Wireless, Inc.* (Internet)	195	1,250
Bonanza Creek Energy, Inc.* (Oil & Gas)	156	6,781
Boston Private Financial Holdings, Inc. (Banks)	468	5,906
Bottomline Technologies, Inc.* (Software)	234	8,461
Boulder Brands, Inc.* (Food)	390	6,185
Boyd Gaming Corp.* (Lodging)	351	3,952
BPZ Resources, Inc.* (Oil & Gas)	1,014	1,845
Brady Corp.—Class A (Electronics)	273	8,444
Bravo Brio Restaurant Group, Inc.* (Retail)	156	2,538
Briggs & Stratton Corp. (Machinery-Diversified)	273	5,940
Brightcove, Inc.* (Internet)	234	3,309
Bristow Group, Inc. (Transportation)	195	14,636
BroadSoft, Inc.* (Internet)	156	4,265
Brookline Bancorp, Inc. (Savings & Loans)	468	4,479
Brooks Automation, Inc. (Semiconductors)	429	4,500
Brown Shoe Co., Inc. (Retail)	273	7,682
Brunswick Corp. (Leisure Time)	507	23,352
Buffalo Wild Wings, Inc.* (Retail)	117	17,223
Builders FirstSource, Inc.* (Building Materials)	351	2,506
C&J Energy Services, Inc.* (Oil & Gas Services)	273	6,306
Cabot Microelectronics Corp.* (Semiconductors)	156	7,129
CACI International, Inc.*—Class A (Computers)	117	8,567
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	429	3,882
Caesars Entertainment Corp.* (Lodging)	234	5,040
Cal Dive International, Inc.* (Oil & Gas Services)	858	1,725
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	156	1,847

See accompanying notes to financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Calamp Corp.* (Telecommunications)	234	$6,545
Calgon Carbon Corp.* (Environmental Control)	312	6,418
California Water Service Group (Water)	273	6,298
Calix, Inc.* (Telecommunications)	273	2,632
Callaway Golf Co. (Leisure Time)	468	3,945
Callidus Software, Inc.* (Software)	312	4,284
Callon Petroleum Co.* (Oil & Gas)	429	2,801
Cambrex Corp.* (Biotechnology)	195	3,477
Campus Crest Communities, Inc. (REIT)	390	3,670
Cantel Medical Corp. (Healthcare-Products)	156	5,290
Capital Bank Financial Corp.*—Class A (Banks)	156	3,549
Capital Senior Living Corp.* (Healthcare-Services)	195	4,678
Capitol Federal Financial, Inc. (Savings & Loans)	858	10,391
Capstead Mortgage Corp. (REIT)	546	6,596
Capstone Turbine Corp.* (Electrical Components & Equipment)	2,223	2,868
CARBO Ceramics, Inc. (Oil & Gas Services)	117	13,635
Cardinal Financial Corp. (Banks)	195	3,510
Cardiovascular System, Inc.* (Healthcare-Products)	156	5,349
Cardtronics, Inc.* (Commercial Services)	273	11,862
Career Education Corp.* (Commercial Services)	546	3,112
Carrizo Oil & Gas, Inc.* (Oil & Gas)	234	10,476
Carrols Restaurant Group, Inc.* (Retail)	234	1,547
Casella Waste System, Inc.*—Class A (Environmental Control)	390	2,262
Casey’s General Stores, Inc. (Retail)	195	13,699
Cash America International, Inc. (Retail)	156	5,975
Cathay Bancorp, Inc. (Banks)	468	12,510
Cavium, Inc.* (Semiconductors)	273	9,420
Cbeyond, Inc.* (Telecommunications)	234	1,615
CBIZ, Inc.* (Commercial Services)	312	2,845
Cedar Realty Trust, Inc. (REIT)	507	3,174
Celadon Group, Inc. (Transportation)	156	3,039
Cell Therapeutics, Inc.* (Biotechnology)	1,248	2,396
Celldex Therapeutics, Inc.* (Biotechnology)	468	11,330
Centene Corp.* (Healthcare-Services)	312	18,393
Centerstate Banks, Inc. (Banks)	234	2,375
Central European Media Enterprises, Ltd.*—Class A (Media)	624	2,396
Central Garden & Pet Co.*—Class A (Household Products/Wares)	312	2,106
Central Pacific Financial Corp. (Banks)	156	3,132
Century Aluminum Co.* (Mining)	351	3,671
Cenveo, Inc.* (Commercial Services)	624	2,147
Cepheid, Inc.* (Healthcare-Products)	390	18,221
Cerus Corp.* (Healthcare-Products)	546	3,522
CEVA, Inc.* (Semiconductors)	156	2,374
Chambers Street Properties (REIT)	1,404	10,741
Chart Industries, Inc.* (Machinery-Diversified)	156	14,920
Charter Financial Corp. (Savings & Loans)	195	2,100
Checkpoint Systems, Inc.* (Electronics)	273	4,305
Chelsea Therapeutics International, Ltd.* (Biotechnology)	663	2,937
Chemed Corp. (Commercial Services)	117	8,965
Chemical Financial Corp. (Banks)	156	4,941
Chemocentryx, Inc.* (Pharmaceuticals)	195	1,129
Chemtura Corp.* (Chemicals)	546	15,244
Chesapeake Lodging Trust (REIT)	273	6,904
Chiquita Brands International, Inc.* (Food)	312	3,650
Christopher & Banks Corp.* (Retail)	312	2,664
CIBER, Inc.* (Computers)	585	2,422
Ciena Corp.* (Telecommunications)	585	13,999
Cincinnati Bell, Inc.* (Telecommunications)	1,326	4,720
Cirrus Logic, Inc.* (Semiconductors)	390	7,968
Citizens, Inc.* (Insurance)	351	3,071
Clarcor, Inc. (Miscellaneous Manufacturing)	273	17,567
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	429	5,525
Clearwater Paper Corp.* (Forest Products & Paper)	117	6,143
Cleco Corp. (Electric)	351	16,364
Cloud Peak Energy, Inc.* (Coal)	351	6,318
CNO Financial Group, Inc. (Insurance)	1,209	21,387
CoBiz Financial, Inc. (Banks)	273	3,265
Coeur d’Alene Mines Corp.* (Mining)	585	6,347
Cogent Communications Group, Inc. (Internet)	273	11,032
Cognex Corp.* (Machinery-Diversified)	468	17,868
Cohen & Steers, Inc. (Diversified Financial Services)	117	4,687
Coherent, Inc.* (Electronics)	156	11,605
Cohu, Inc. (Semiconductors)	195	2,048
Colony Financial, Inc. (REIT)	390	7,913
Columbia Banking System, Inc. (Banks)	312	8,583
Columbus McKinnon Corp.* (Machinery-Diversified)	117	3,175
Comfort Systems USA, Inc. (Building Materials)	234	4,537
Commercial Metals Co. (Iron/Steel)	663	13,479
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	234	1,701
Community Bank System, Inc. (Banks)	234	9,285
CommVault Systems, Inc.* (Software)	273	20,443
comScore, Inc.* (Internet)	234	6,695
Comstock Resources, Inc. (Oil & Gas)	312	5,706
Comverse, Inc.* (Telecommunications)	156	6,053
CONMED Corp. (Healthcare-Products)	156	6,630
Conn’s, Inc.* (Retail)	117	9,218
Consolidated Communications Holdings, Inc. (Telecommunications)	234	4,593
Constant Contact, Inc.* (Internet)	195	6,059
Convergys Corp. (Commercial Services)	585	12,314
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	351	8,438
Corcept Therapeutics, Inc.* (Pharmaceuticals)	663	2,135
CoreSite Realty Corp. (REIT)	117	3,766
Corinthian Colleges, Inc.* (Commercial Services)	741	1,319
Cornerstone OnDemand, Inc.* (Software)	234	12,482
Coronado Biosciences, Inc.* (Biotechnology)	195	513
CoStar Group, Inc.* (Commercial Services)	156	28,793
Cousins Properties, Inc. (REIT)	624	6,427
Cowen Group, Inc.*—Class A (Diversified Financial Services)	741	2,897
Cracker Barrel Old Country Store, Inc. (Retail)	117	12,878
Crawford & Co. (Insurance)	273	2,523
Cray, Inc.* (Computers)	234	6,426
Crocs, Inc.* (Apparel)	507	8,071
Cross Country Healthcare, Inc.* (Commercial Services)	273	2,725
Crosstex Energy, Inc. (Pipelines)	273	9,872
Crown Media Holdings, Inc.* (Media)	468	1,652
CryoLife, Inc. (Healthcare-Products)	273	3,028
CSG Systems International, Inc. (Software)	195	5,733
CTS Corp. (Electronics)	234	4,659
CubeSmart (REIT)	741	11,812
Cubic Corp. (Aerospace/Defense)	117	6,161

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
Cumulus Media, Inc.*—Class A (Media)	624	$4,823
Curis, Inc.* (Biotechnology)	663	1,870
Curtiss-Wright Corp. (Aerospace/Defense)	273	16,989
Customers Bancorp, Inc.* (Banks)	156	3,192
CVB Financial Corp. (Banks)	546	9,319
Cyberonics, Inc.* (Healthcare-Products)	156	10,220
Cynosure, Inc.*—Class A (Healthcare-Products)	117	3,122
Cypress Semiconductor Corp. (Semiconductors)	858	9,009
CyrusOne, Inc. (Internet)	156	3,483
CYS Investments, Inc. (REIT)	1,014	7,514
Cytokinetics, Inc.* (Biotechnology)	195	1,268
Cytori Therapeutics, Inc.* (Pharmaceuticals)	663	1,704
Daktronics, Inc. (Home Furnishings)	273	4,281
Dana Holding Corp. (Auto Parts & Equipment)	819	16,068
Darling International, Inc.* (Environmental Control)	663	13,843
DCT Industrial Trust, Inc. (REIT)	1,638	11,679
DealerTrack Holdings, Inc.* (Internet)	234	11,250
Delek US Holdings, Inc. (Oil & Gas)	234	8,052
Deluxe Corp. (Commercial Services)	273	14,248
Demand Media, Inc.* (Media)	312	1,800
Dendreon Corp.* (Biotechnology)	1,014	3,032
Denny’s Corp.* (Retail)	624	4,487
DepoMed, Inc.* (Pharmaceuticals)	429	4,539
Destination XL Group, Inc.* (Retail)	351	2,306
Dexcom, Inc.* (Healthcare-Products)	390	13,810
DFC Global Corp.* (Diversified Financial Services)	273	3,126
Diamond Foods, Inc.* (Food)	156	4,031
DiamondRock Hospitality Co. (REIT)	1,092	12,613
Dice Holdings, Inc.* (Internet)	273	1,979
Digi International, Inc.* (Software)	195	2,363
Digital Generation, Inc.* (Media)	234	2,984
Digital River, Inc.* (Software)	234	4,329
DigitalGlobe, Inc.* (Telecommunications)	429	17,653
Dime Community Bancshares, Inc. (Savings & Loans)	195	3,299
Diodes, Inc.* (Semiconductors)	234	5,513
Doral Financial Corp.* (Diversified Financial Services)	39	611
Dorman Products, Inc.* (Auto Parts & Equipment)	156	8,747
Douglas Dynamics, Inc. (Auto Parts & Equipment)	156	2,624
Drew Industries, Inc. (Building Materials)	156	7,987
DSP Group, Inc.* (Semiconductors)	195	1,893
DuPont Fabros Technology, Inc. (REIT)	351	8,673
Dyax Corp.* (Pharmaceuticals)	780	5,873
Dycom Industries, Inc.* (Engineering & Construction)	195	5,419
Dynavax Technologies Corp.* (Biotechnology)	1,638	3,210
Dynegy, Inc.* (Electric)	546	11,750
Dynex Capital, Inc. (REIT)	351	2,808
E.W. Scripps Co.*—Class A (Media)	195	4,235
Eagle Bancorp, Inc.* (Banks)	156	4,778
EarthLink, Inc. (Telecommunications)	663	3,361
EastGroup Properties, Inc. (REIT)	156	9,037
Ebix, Inc. (Software)	234	3,444
Education Management Corp.* (Commercial Services)	234	2,361
Education Realty Trust, Inc. (REIT)	663	5,848
eHealth, Inc.* (Insurance)	117	5,439
El Paso Electric Co. (Electric)	234	8,216
Electro Rent Corp. (Commercial Services)	156	2,889
Electro Scientific Industries, Inc. (Electronics)	195	2,040
Electronics for Imaging, Inc.* (Computers)	273	10,573
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	156	5,530
Ellie Mae, Inc.* (Diversified Financial Services)	156	4,192
EMCOR Group, Inc. (Engineering & Construction)	390	16,552
Emerald Oil, Inc.* (Oil & Gas)	312	2,390
Emergent Biosolutions, Inc.* (Biotechnology)	195	4,483
Emeritus Corp.* (Healthcare-Services)	234	5,061
Empire District Electric Co. (Electric)	273	6,194
Employers Holdings, Inc. (Insurance)	195	6,172
Emulex Corp.* (Semiconductors)	585	4,189
Encore Capital Group, Inc.* (Diversified Financial Services)	156	7,841
Encore Wire Corp. (Electrical Components & Equipment)	117	6,341
Endeavour International Corp.* (Oil & Gas)	468	2,457
Endocyte, Inc.* (Pharmaceuticals)	195	2,085
Endologix, Inc.* (Healthcare-Products)	390	6,801
Energy Recovery, Inc.* (Environmental Control)	390	2,168
Energy XXI (Bermuda), Ltd. (Oil & Gas)	468	12,665
EnerNOC, Inc.* (Electric)	195	3,356
EnerSys (Electrical Components & Equipment)	273	19,135
Ennis, Inc. (Commercial Services)	195	3,452
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	117	6,745
Entegris, Inc.* (Semiconductors)	819	9,500
Entercom Communications Corp.*—Class A (Media)	195	2,049
Entravision Communications Corp.—Class A (Media)	390	2,375
Entropic Communications, Inc.* (Semiconductors)	624	2,939
Envestnet, Inc.* (Software)	156	6,287
Enzon Pharmaceuticals, Inc. (Biotechnology)	624	724
EPAM Systems, Inc.* (Software)	156	5,451
EPIQ Systems, Inc. (Software)	234	3,793
EPL Oil & Gas, Inc.* (Oil & Gas)	195	5,558
EPR Properties (REIT)	273	13,421
Equal Energy, Ltd. (Oil & Gas)	351	1,874
Equity One, Inc. (REIT)	351	7,876
Era Group, Inc.* (Transportation)	117	3,611
ESCO Technologies, Inc. (Electronics)	156	5,345
Esterline Technologies Corp.* (Aerospace/Defense)	156	15,906
Ethan Allen Interiors, Inc. (Home Furnishings)	156	4,746
Euronet Worldwide, Inc.* (Commercial Services)	273	13,063
EverBank Financial Corp. (Savings & Loans)	468	8,583
Evercore Partners, Inc.—Class A (Diversified Financial Services)	195	11,657
EVERTEC, Inc. (Commercial Services)	195	4,809
Exact Sciences Corp.* (Biotechnology)	390	4,559
ExamWorks Group, Inc.* (Commercial Services)	195	5,825
Exar Corp.* (Semiconductors)	273	3,219
Excel Trust, Inc. (REIT)	312	3,554
EXCO Resources, Inc. (Oil & Gas)	819	4,349
Exelixis, Inc.* (Biotechnology)	1,131	6,933
ExlService Holdings, Inc.* (Commercial Services)	195	5,386
Express, Inc.* (Retail)	468	8,738
Exterran Holdings, Inc.* (Oil & Gas Services)	312	10,670

See accompanying notes to financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Extreme Networks, Inc.* (Telecommunications)	702	$4,914
EZCORP, Inc.*—Class A (Retail)	312	3,647
F.N.B. Corp. (Banks)	819	10,336
Fabrinet* (Miscellaneous Manufacturing)	195	4,009
Fair Isaac Corp. (Software)	195	12,254
Fairpoint Communications, Inc.* (Telecommunications)	195	2,205
Federal Signal Corp.* (Miscellaneous Manufacturing)	390	5,714
FEI Co. (Electronics)	195	17,424
FelCor Lodging Trust, Inc.* (REIT)	780	6,365
Female Health Co. (Healthcare-Products)	195	1,658
Ferro Corp.* (Chemicals)	468	6,004
Fiesta Restaurant Group, Inc.* (Retail)	117	6,112
Fifth & Pacific Cos., Inc.* (Retail)	663	21,262
Fifth Street Finance Corp. (Investment Companies)	702	6,494
Financial Engines, Inc. (Diversified Financial Services)	273	18,967
Finisar Corp.* (Telecommunications)	546	13,060
First American Financial Corp. (Insurance)	585	16,498
First Bancorp (Banks)	156	2,593
First Bancorp* (Banks)	468	2,897
First Busey Corp. (Banks)	546	3,167
First Cash Financial Services, Inc.* (Retail)	156	9,647
First Commonwealth Financial Corp. (Banks)	624	5,504
First Financial Bancorp (Banks)	351	6,118
First Financial Bankshares, Inc. (Banks)	195	12,932
First Industrial Realty Trust, Inc. (REIT)	624	10,889
First Merchants Corp. (Banks)	195	4,438
First Midwest Bancorp, Inc. (Banks)	429	7,520
First Potomac Realty Trust (REIT)	351	4,082
First Security Group, Inc.* (Banks)	663	1,525
FirstMerit Corp. (Banks)	897	19,940
Five Below, Inc.* (Retail)	195	8,424
Five Star Quality Care, Inc.* (Healthcare-Services)	351	1,927
Flagstar BanCorp, Inc.* (Savings & Loans)	156	3,061
Flotek Industries, Inc.* (Oil & Gas Services)	312	6,262
Flow International Corp.* (Machinery-Diversified)	429	1,733
Fluidigm Corp.* (Electronics)	156	5,978
Flushing Financial Corp. (Savings & Loans)	195	4,037
Forest Oil Corp.* (Oil & Gas)	819	2,957
Forestar Group, Inc.* (Real Estate)	234	4,977
FormFactor, Inc.* (Semiconductors)	390	2,348
Forum Energy Technologies, Inc.* (Oil & Gas Services)	234	6,613
Forward Air Corp. (Transportation)	195	8,562
Francesca’s Holdings Corp.* (Retail)	273	5,026
Franklin Electric Co., Inc. (Hand/Machine Tools)	273	12,187
Franklin Street Properties Corp. (REIT)	546	6,525
Fred’s, Inc.—Class A (Retail)	234	4,334
Fresh Del Monte Produce, Inc. (Food)	234	6,622
Frontline, Ltd.* (Transportation)	663	2,480
FTI Consulting, Inc.* (Commercial Services)	234	9,627
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	1,365	1,925
Fuller (H.B.) Co. (Chemicals)	273	14,207
Furmanite Corp.* (Metal Fabricate/Hardware)	312	3,313
Fusion-IO, Inc.* (Computers)	468	4,170
FutureFuel Corp. (Energy-Alternate Sources)	156	2,465
FX Energy, Inc.* (Oil & Gas)	507	1,856
FXCM, Inc. (Diversified Financial Services)	234	4,175
G & K Services, Inc.—Class A (Textiles)	117	7,281
Galena Biopharma, Inc.* (Biotechnology)	780	3,869
GasLog, Ltd. (Transportation)	195	3,333
Gastar Exploration, Ltd.* (Oil & Gas)	585	4,048
GenCorp, Inc.* (Aerospace/Defense)	351	6,325
Generac Holdings, Inc. (Electrical Components & Equipment)	273	15,462
General Cable Corp. (Electrical Components & Equipment)	273	8,029
General Communication, Inc.*—Class A (Telecommunications)	273	3,044
General Moly, Inc.* (Mining)	702	941
Genesco, Inc.* (Retail)	156	11,397
GenMark Diagnostics, Inc.* (Healthcare-Products)	234	3,115
Gentherm, Inc.* (Auto Parts & Equipment)	234	6,274
Gentiva Health Services, Inc.* (Healthcare-Services)	234	2,904
Geron Corp.* (Biotechnology)	1,170	5,546
Getty Realty Corp. (REIT)	156	2,866
GFI Group, Inc. (Diversified Financial Services)	546	2,135
Gibraltar Industries, Inc.* (Building Materials)	195	3,625
Glacier Bancorp, Inc. (Banks)	429	12,780
Gladstone Capital Corp. (Investment Companies)	195	1,872
Gladstone Investment Corp. (Private Equity)	234	1,886
Glatfelter (Forest Products & Paper)	273	7,546
Glimcher Realty Trust (REIT)	819	7,666
Global Cash Access Holdings, Inc.* (Commercial Services)	468	4,675
Global Eagle Entertainment, Inc.* (Internet)	195	2,900
Global Geophysical Services* (Oil & Gas Services)	273	440
Global Sources, Ltd.* (Internet)	195	1,585
Globe Specialty Metals, Inc. (Mining)	390	7,024
Globus Med, Inc.*—Class A (Healthcare-Products)	312	6,295
Glu Mobile, Inc.* (Software)	624	2,427
Gold Resource Corp. (Mining)	273	1,237
Golub Capital BDC, Inc. (Investment Companies)	234	4,472
Goodrich Petroleum Corp.* (Oil & Gas)	195	3,319
Government Properties Income Trust (REIT)	312	7,753
GrafTech International, Ltd.* (Electrical Components & Equipment)	702	7,883
Gramercy Property Trust, Inc.* (REIT)	468	2,691
Grand Canyon Education, Inc.* (Commercial Services)	273	11,903
Granite Construction, Inc. (Engineering & Construction)	234	8,185
Graphic Packaging Holding Co.* (Packaging & Containers)	1,209	11,606
Gray Television, Inc.* (Media)	351	5,222
Great Lakes Dredge & Dock Co.* (Commercial Services)	390	3,588
Greatbatch, Inc.* (Healthcare-Products)	156	6,901
Green Dot Corp.*—Class A (Commercial Services)	156	3,923
Green Plains Renewable Energy (Energy-Alternate Sources)	195	3,781
Greenhill & Co., Inc. (Diversified Financial Services)	156	9,039
Greenlight Capital Re, Ltd.*—Class A (Insurance)	195	6,573
Griffon Corp. (Building Materials)	312	4,122

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares		Value
Group 1 Automotive, Inc. (Retail)	117		$8,309
GSI Group, Inc.* (Electronics)	234		2,630
GSI Technology, Inc.* (Semiconductors)	234		1,554
GSV Capital Corp.* (Private Equity)	195		2,358
GT Advanced Technologies, Inc.* (Semiconductors)	819		7,142
GTx, Inc.* (Biotechnology)	234		386
Guidewire Software, Inc.* (Software)	234		11,482
GulfMark Offshore, Inc.—Class A (Transportation)	156		7,352
H&E Equipment Services, Inc.* (Commercial Services)	195		5,778
Hackett Group, Inc. (Commercial Services)	273		1,695
Haemonetics Corp.* (Healthcare-Products)	273		11,501
Halcon Resources Corp.* (Oil & Gas)	1,209		4,667
Halozyme Therapeutics, Inc.* (Biotechnology)	585		8,769
Hampton Roads Bankshares, Inc.* (Banks)	702		1,229
Hancock Holding Co. (Banks)	468		17,166
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	195		7,671
Hanmi Financial Corp. (Banks)	195		4,269
Harbinger Group, Inc.* (Holding Companies-Diversified)	273		3,235
Harmonic, Inc.* (Telecommunications)	702		5,181
Harris Teeter Supermarkets, Inc. (Food)	273		13,473
Harte-Hanks, Inc. (Advertising)	312		2,440
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare-Products)	—	(a)	1
Harvard Bioscience, Inc.* (Biotechnology)	273		1,283
Haverty Furniture Cos., Inc. (Retail)	117		3,662
Hawaiian Holdings, Inc.* (Airlines)	390		3,756
Headwaters, Inc.* (Building Materials)	468		4,582
Healthcare Realty Trust, Inc. (REIT)	507		10,804
Healthcare Services Group, Inc. (Commercial Services)	390		11,064
HealthSouth Corp. (Healthcare-Services)	468		15,594
HealthStream, Inc.* (Internet)	117		3,834
Healthways, Inc.* (Healthcare-Services)	234		3,592
Heartland Express, Inc. (Transportation)	312		6,121
Heartland Payment Systems, Inc. (Commercial Services)	195		9,719
Hecla Mining Co. (Mining)	2,028		6,246
HEICO Corp. (Aerospace/Defense)	390		22,601
Helen of Troy, Ltd.* (Household Products/Wares)	195		9,654
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	585		13,560
Hercules Offshore, Inc.* (Oil & Gas)	936		6,112
Hercules Technology Growth Capital, Inc. (Private Equity)	390		6,396
Heritage Commerce Corp. (Banks)	195		1,607
Heritage Oaks Bancorp* (Banks)	234		1,755
Herman Miller, Inc. (Office Furnishings)	351		10,362
Hersha Hospitality Trust (REIT)	1,209		6,734
HFF, Inc.*—Class A (Real Estate)	195		5,236
Hibbett Sports, Inc.* (Retail)	156		10,485
Higher One Holdings, Inc.* (Diversified Financial Services)	234		2,284
Highwoods Properties, Inc. (REIT)	468		16,927
Hillenbrand, Inc. (Miscellaneous Manufacturing)	312		9,179
Hilltop Holdings, Inc.* (Insurance)	390		9,021
Hittite Microwave Corp.* (Semiconductors)	195		12,037
HMS Holdings Corp.* (Commercial Services)	507		11,524
HNI Corp. (Office Furnishings)	273		10,600
Home Bancshares, Inc. (Banks)	273		10,197
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	312		7,167
HomeTrust Bancshares, Inc.* (Savings & Loans)	156		2,494
Horace Mann Educators Corp. (Insurance)	234		7,380
Horizon Pharma, Inc.* (Holding Companies-Diversified)	546		4,161
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	195		9,600
Horsehead Holding Corp.* (Mining)	273		4,425
Hovnanian Enterprises, Inc.*—Class A (Home Builders)	702		4,647
HSN, Inc. (Retail)	195		12,149
Hub Group, Inc.*—Class A (Transportation)	234		9,333
Hudson Pacific Properties, Inc. (REIT)	273		5,971
Huron Consulting Group, Inc.* (Commercial Services)	156		9,784
Hutchinson Technology, Inc.* (Computers)	273		874
IBERIABANK Corp. (Banks)	156		9,805
ICF International, Inc.* (Commercial Services)	117		4,061
ICG Group, Inc.* (Internet)	273		5,086
Iconix Brand Group, Inc.* (Apparel)	312		12,386
IDACORP, Inc. (Electric)	273		14,152
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	741		4,431
iGATE Corp.* (Computers)	234		9,397
II-VI, Inc.* (Electronics)	312		5,491
Imation Corp.* (Computers)	351		1,643
Immersion Corp.* (Computers)	195		2,024
ImmunoGen, Inc.* (Biotechnology)	507		7,438
Immunomedics, Inc.* (Biotechnology)	507		2,332
Impax Laboratories, Inc.* (Pharmaceuticals)	390		9,805
Imperva, Inc.* (Software)	117		5,631
Incontact, Inc.* (Software)	390		3,046
Independent Bank Corp. (Banks)	156		6,114
Infinera Corp.* (Telecommunications)	663		6,484
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	312		4,309
Infoblox, Inc.* (Software)	273		9,014
Inland Real Estate Corp. (REIT)	507		5,334
InnerWorkings, Inc.* (Software)	312		2,430
Innophos Holdings, Inc. (Chemicals)	117		5,686
Innospec, Inc. (Chemicals)	156		7,210
Inphi Corp.* (Semiconductors)	195		2,516
Insight Enterprises, Inc.* (Computers)	273		6,200
Insmed, Inc.* (Biotechnology)	195		3,317
Insperity, Inc. (Commercial Services)	156		5,636
Insulet Corp.* (Healthcare-Products)	312		11,575
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	117		5,582
Integrated Device Technology, Inc.* (Semiconductors)	780		7,948
Integrated Silicon Solution, Inc.* (Semiconductors)	195		2,358
Inteliquent, Inc. (Telecommunications)	312		3,563
InterDigital, Inc. (Telecommunications)	234		6,901
Interface, Inc. (Office Furnishings)	351		7,708
InterMune, Inc.* (Biotechnology)	507		7,468
Internap Network Services Corp.* (Internet)	351		2,640
International Bancshares Corp. (Banks)	312		8,234
International Rectifier Corp.* (Semiconductors)	390		10,167
International Speedway Corp.—Class A (Entertainment)	156		5,536
Intersil Corp.—Class A (Semiconductors)	780		8,947

See accompanying notes to financial statements.

30  :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Interval Leisure Group, Inc. (Leisure Time)	234	$7,231
Intralinks Holdings, Inc.* (Internet)	312	3,778
Intrepid Potash, Inc.* (Chemicals)	312	4,942
Invacare Corp. (Healthcare-Products)	234	5,431
InvenSense, Inc.* (Electronics)	351	7,294
Invesco Mortgage Capital, Inc. (REIT)	741	10,878
Investment Technology Group, Inc.* (Diversified Financial Services)	234	4,811
Investors Bancorp, Inc. (Savings & Loans)	273	6,983
Investors Real Estate Trust (REIT)	624	5,354
ION Geophysical Corp.* (Oil & Gas Services)	819	2,703
Iridium Communications, Inc.* (Telecommunications)	429	2,686
iRobot Corp.* (Home Furnishings)	156	5,424
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	546	6,339
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	624	24,859
Isle of Capri Casinos, Inc.* (Entertainment)	195	1,755
iStar Financial, Inc.* (REIT)	507	7,235
Itron, Inc.* (Electronics)	234	9,695
ITT Educational Services, Inc.* (Commercial Services)	156	5,238
Ixia* (Telecommunications)	351	4,672
IXYS Corp. (Semiconductors)	195	2,529
j2 Global, Inc. (Computers)	273	13,653
Jack in the Box, Inc.* (Retail)	234	11,705
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	156	1,050
Janus Capital Group, Inc. (Diversified Financial Services)	858	10,613
JetBlue Airways Corp.* (Airlines)	1,326	11,337
Jive Software, Inc.* (Software)	234	2,633
John Bean Technologies Corp. (Miscellaneous Manufacturing)	195	5,719
Jos. A. Bank Clothiers, Inc.* (Retail)	156	8,538
Journal Communications, Inc.*—Class A (Media)	312	2,905
K12, Inc.* (Commercial Services)	156	3,393
Kaiser Aluminum Corp. (Mining)	117	8,219
Kaman Corp.—Class A (Aerospace/Defense)	156	6,198
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	234	13,070
KB Home (Home Builders)	468	8,555
KCAP Financial, Inc. (Investment Companies)	195	1,574
KCG Holdings, Inc.*—Class A (Diversified Financial Services)	351	4,198
Kelly Services, Inc.—Class A (Commercial Services)	195	4,863
KEMET Corp.* (Electronics)	390	2,200
Kennedy-Wilson Holdings, Inc. (Real Estate)	312	6,942
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	507	6,566
Key Energy Services, Inc.* (Oil & Gas Services)	936	7,394
Kforce, Inc. (Commercial Services)	195	3,990
Kimball International, Inc.—Class B (Home Furnishings)	234	3,517
Kindred Healthcare, Inc. (Healthcare-Services)	351	6,929
Kior, Inc.*—Class A (Energy-Alternate Sources)	351	590
Kite Realty Group Trust (REIT)	585	3,843
Knight Transportation, Inc. (Transportation)	351	6,437
Knightsbridge Tankers, Ltd. (Transportation)	234	2,150
Knoll, Inc. (Office Furnishings)	312	5,713
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,482	16,614
Kopin Corp.* (Semiconductors)	546	2,304
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	117	5,353
Korn/Ferry International* (Commercial Services)	312	8,149
Kraton Performance Polymers, Inc.* (Chemicals)	195	4,495
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	351	2,696
Krispy Kreme Doughnuts, Inc.* (Retail)	390	7,523
L&L Energy, Inc.*+ (Coal)	390	530
Laclede Group, Inc. (Gas)	195	8,880
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	975	3,052
Lakeland Bancorp, Inc. (Banks)	234	2,895
Lancaster Colony Corp. (Food)	117	10,314
Landec Corp.* (Chemicals)	195	2,363
LaSalle Hotel Properties (REIT)	546	16,849
Lattice Semiconductor Corp.* (Semiconductors)	741	4,083
Layne Christensen Co.* (Engineering & Construction)	156	2,664
La-Z-Boy, Inc. (Home Furnishings)	312	9,672
Leap Wireless International, Inc.* (Telecommunications)	390	6,785
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	390	3,096
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,521	2,738
Lexington Realty Trust (REIT)	936	9,557
Libbey, Inc.* (Housewares)	156	3,276
Life Time Fitness, Inc.* (Leisure Time)	234	10,998
LifeLock, Inc.* (Commercial Services)	390	6,400
Lifevantage Corp.* (Pharmaceuticals)	897	1,480
Limelight Networks, Inc.* (Internet)	585	1,158
Lincoln Educational Services Corp. (Commercial Services)	273	1,360
Lionbridge Technologies, Inc.* (Internet)	546	3,254
Liquidity Services, Inc.* (Internet)	156	3,535
Lithia Motors, Inc.—Class A (Retail)	117	8,122
Littelfuse, Inc. (Electrical Components & Equipment)	117	10,873
Live Nation, Inc.* (Commercial Services)	780	15,413
LivePerson, Inc.* (Computers)	351	5,202
LogMeIn, Inc.* (Telecommunications)	156	5,234
Louisiana-Pacific Corp.* (Building Materials)	780	14,438
LSB Industries, Inc.* (Miscellaneous Manufacturing)	117	4,799
LSI Industries, Inc. (Building Materials)	195	1,691
LTC Properties, Inc. (REIT)	195	6,901
LTX-Credence Corp.* (Semiconductors)	351	2,804
Luby’s, Inc.* (Retail)	195	1,505
Lumber Liquidators Holdings, Inc.* (Retail)	156	16,052
Luminex Corp.* (Healthcare-Products)	234	4,540
M.D.C. Holdings, Inc.* (Home Builders)	234	7,544
M/I Schottenstein Homes, Inc.* (Home Builders)	156	3,970
Macatawa Bank Corp.* (Banks)	273	1,365
Magellan Health Services, Inc.* (Healthcare-Services)	156	9,346
magicJack VocalTec, Ltd.* (Internet)	156	1,860
Magnum Hunter Resources Corp.* (Oil & Gas)	1,092	7,983
Maiden Holdings, Ltd. (Insurance)	312	3,410
Main Street Capital Corp. (Investment Companies)	195	6,375
Mainsource Financial Group, Inc. (Banks)	156	2,813
Manhattan Associates, Inc.* (Computers)	117	13,744
MannKind Corp.* (Pharmaceuticals)	897	4,673
ManTech International Corp.—Class A (Software)	156	4,669

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued

	Shares	Value
Marchex, Inc.*—Class B (Advertising)	234	$2,024
Marcus Corp. (Lodging)	156	2,097
MarineMax, Inc.* (Retail)	195	3,136
MarketAxess Holdings, Inc. (Diversified Financial Services)	195	13,040
Marriott Vacations Worldwide Corp.* (Entertainment)	156	8,231
Marten Transport, Ltd. (Transportation)	156	3,150
Martha Stewart Living Omnimedia, Inc.*—Class A (Media)	468	1,966
Masimo Corp.* (Healthcare-Products)	273	7,980
MasTec, Inc.* (Engineering & Construction)	351	11,485
Matador Resources Co.* (Oil & Gas)	312	5,816
Materion Corp. (Mining)	117	3,609
Matrix Service Co.* (Oil & Gas Services)	195	4,772
Matson, Inc. (Transportation)	273	7,128
Matthews International Corp.—Class A (Commercial Services)	156	6,647
MAXIMUS, Inc. (Commercial Services)	390	17,157
Maxlinear, Inc.*—Class A (Semiconductors)	234	2,441
Maxwell Technologies, Inc.* (Computers)	273	2,121
MB Financial, Inc. (Banks)	312	10,012
MCG Capital Corp. (Investment Companies)	507	2,231
McGrath Rentcorp (Commercial Services)	156	6,209
MDC Partners, Inc.—Class A (Advertising)	234	5,970
Meadowbrook Insurance Group, Inc. (Insurance)	351	2,443
Medallion Financial Corp. (Investment Companies)	156	2,239
MedAssets, Inc.* (Software)	351	6,960
Media General, Inc.*—Class A (Media)	156	3,526
Medical Properties Trust, Inc. (REIT)	858	10,485
Medidata Solutions, Inc.* (Software)	312	18,898
Medley Capital Corp. (Diversified Financial Services)	195	2,701
Mentor Graphics Corp. (Computers)	546	13,142
Mercury Computer Systems, Inc.* (Computers)	234	2,562
Meredith Corp. (Media)	195	10,101
Merge Healthcare, Inc.* (Healthcare-Products)	546	1,267
Meridian Bioscience, Inc. (Healthcare-Products)	234	6,208
Merit Medical Systems, Inc.* (Healthcare-Products)	273	4,297
Meritage Homes Corp.* (Home Builders)	195	9,358
Meritor, Inc.* (Auto Parts & Equipment)	624	6,508
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	585	3,124
Methode Electronics, Inc. (Electronics)	234	8,000
MGE Energy, Inc. (Electric)	117	6,774
MGIC Investment Corp.* (Insurance)	1,833	15,471
Micrel, Inc. (Semiconductors)	312	3,079
Microsemi Corp.* (Semiconductors)	507	12,650
Midstates Pete Co., Inc.* (Oil & Gas)	312	2,065
Midway Gold Corp.* (Mining)	1,365	1,106
Millennial Media, Inc.* (Advertising)	273	1,985
Miller Energy Resources, Inc.* (Oil & Gas)	351	2,471
MiMedx Group, Inc.* (Healthcare-Products)	546	4,772
Mine Safety Appliances Co. (Environmental Control)	156	7,989
Minerals Technologies, Inc. (Chemicals)	195	11,714
Mitek System, Inc.* (Computers)	234	1,390
MKS Instruments, Inc. (Semiconductors)	312	9,341
Mobile Mini, Inc.* (Storage/Warehousing)	234	9,636
Modine Manufacturing Co.* (Auto Parts & Equipment)	312	4,000
ModusLink Global Solutions, Inc.* (Internet)	429	2,458
Molina Healthcare, Inc.* (Healthcare-Services)	156	5,421
Molycorp, Inc.* (Mining)	780	4,384
Momenta Pharmaceuticals, Inc.* (Biotechnology)	312	5,516
MoneyGram International, Inc.* (Commercial Services)	156	3,242
Monmouth Real Estate Investment Corp.—Class A (REIT)	312	2,836
Monolithic Power Systems, Inc.* (Semiconductors)	234	8,110
Monotype Imaging Holdings, Inc. (Software)	234	7,455
Monro Muffler Brake, Inc. (Commercial Services)	195	10,990
Monster Worldwide, Inc.* (Commercial Services)	780	5,561
Montpelier Re Holdings, Ltd. (Insurance)	273	7,944
Moog, Inc.*—Class A (Aerospace/Defense)	234	15,898
Morgans Hotel Group Co.* (Lodging)	234	1,902
MoSys, Inc.* (Semiconductors)	429	2,368
Move, Inc.* (Internet)	274	4,373
Mueller Industries, Inc. (Metal Fabricate/Hardware)	156	9,830
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	936	8,770
Multimedia Games Holding Co., Inc.* (Entertainment)	195	6,115
MVC Capital, Inc. (Investment Companies)	195	2,633
Myers Industries, Inc. (Miscellaneous Manufacturing)	195	4,118
MYR Group, Inc.* (Engineering & Construction)	156	3,912
Nanometrics, Inc.* (Semiconductors)	156	2,972
Nanosphere, Inc.* (Biotechnology)	429	982
National Bank Holdings Corp. (Holding Companies-Diversified)	312	6,676
National CineMedia, Inc. (Entertainment)	351	7,006
National Health Investors, Inc. (REIT)	156	8,752
National Penn Bancshares, Inc. (Banks)	702	7,954
Natus Medical, Inc.* (Healthcare-Products)	195	4,388
Nautilus, Inc.* (Leisure Time)	234	1,973
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	897	1,857
Navigant Consulting Co.* (Commercial Services)	312	5,990
NBT Bancorp, Inc. (Banks)	273	7,071
NCI Building Systems, Inc.* (Building Materials)	156	2,736
Nektar Therapeutics, Inc.* (Pharmaceuticals)	663	7,525
Nelnet, Inc.—Class A (Diversified Financial Services)	156	6,574
Neogen Corp.* (Pharmaceuticals)	234	10,694
NeoGenomics, Inc.* (Biotechnology)	351	1,271
Neonode, Inc.* (Telecommunications)	234	1,479
NeoPhotonics Corp.* (Telecommunications)	195	1,377
NETGEAR, Inc.* (Telecommunications)	234	7,708
NetScout Systems, Inc.* (Computers)	234	6,924
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	390	3,643
New Jersey Resources Corp. (Gas)	234	10,820
New Mountain Finance Corp. (Investment Companies)	234	3,519
New Residential Investment Corp. (REIT)	1,443	9,639

See accompanying notes to financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
New York & Co., Inc.* (Retail)	273	$1,193
New York Mortgage Trust, Inc. (REIT)	429	2,999
NewBridge Bancorp* (Banks)	234	1,755
Newpark Resources, Inc.* (Oil & Gas Services)	507	6,231
Newport Corp.* (Electronics)	273	4,933
NewStar Financial, Inc.* (Diversified Financial Services)	195	3,465
Nexstar Broadcasting Group, Inc.—Class A (Media)	156	8,694
NGP Capital Resources Co. (Investment Companies)	234	1,748
NIC, Inc. (Internet)	390	9,699
NII Holdings, Inc.*—Class B (Telecommunications)	1,014	2,789
Noranda Aluminum Holding Corp. (Mining)	390	1,283
Nordic American Tankers, Ltd. (Transportation)	429	4,161
Northern Oil & Gas, Inc.* (Oil & Gas)	390	5,877
Northfield BanCorp, Inc. (Savings & Loans)	351	4,633
NorthStar Realty Finance Corp. (REIT)	1,131	15,211
Northwest Bancshares, Inc. (Savings & Loans)	546	8,070
Northwest Natural Gas Co. (Gas)	156	6,680
NorthWestern Corp. (Electric)	234	10,137
Novavax, Inc.* (Biotechnology)	1,053	5,391
NPS Pharmaceuticals, Inc.* (Biotechnology)	585	17,761
Nutrisystem, Inc. (Food)	195	3,206
NuVasive, Inc.* (Healthcare-Products)	273	8,826
Nuverra Environmental Solutions, Inc.* (Environmental Control)	78	1,310
NxStage Medical, Inc.* (Healthcare-Products)	351	3,510
Odyssey Marine Exploration, Inc.* (Commercial Services)	663	1,339
Office Depot, Inc.* (Retail)	2,925	15,473
OFG Bancorp (Banks)	273	4,734
Old National Bancorp (Banks)	585	8,991
Olin Corp. (Chemicals)	468	13,502
OM Group, Inc.* (Chemicals)	195	7,100
Omega Protein Corp.* (Pharmaceuticals)	195	2,397
Omeros Corp.* (Biotechnology)	312	3,522
Omnicell, Inc.* (Software)	234	5,974
OmniVision Technologies, Inc.* (Semiconductors)	312	5,366
Omnova Solutions, Inc.* (Chemicals)	351	3,198
On Assignment, Inc.* (Commercial Services)	273	9,533
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	156	2,468
OpenTable, Inc.* (Internet)	117	9,286
Opko Health, Inc.* (Pharmaceuticals)	858	7,242
Oplink Communications, Inc.* (Telecommunications)	156	2,902
OraSure Technologies, Inc.* (Healthcare-Products)	468	2,944
Orbcomm, Inc.* (Telecommunications)	351	2,225
Orbital Sciences Corp.* (Aerospace/Defense)	351	8,178
Orbitz Worldwide, Inc.* (Internet)	195	1,400
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	624	3,513
Orient-Express Hotels, Ltd.*—Class A (Lodging)	546	8,250
Orion Marine Group, Inc.* (Engineering & Construction)	195	2,346
Oritani Financial Corp. (Savings & Loans)	273	4,382
Orthofix International N.V.* (Healthcare-Products)	117	2,670
OSI Systems, Inc.* (Electronics)	117	6,214
Otter Tail Corp. (Electric)	234	6,849
Outerwall, Inc.* (Diversified Financial Services)	156	10,493
Owens & Minor, Inc. (Distribution/Wholesale)	351	12,833
Pacer International, Inc.* (Transportation)	312	2,577
Pacific Boisciences of California, Inc.* (Biotechnology)	507	2,652
Pacific Sunwear of California, Inc.* (Retail)	468	1,563
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	156	8,968
PacWest Bancorp (Banks)	234	9,879
Paramount Gold & Silver Corp.* (Mining)	1,404	1,308
PAREXEL International Corp.* (Commercial Services)	312	14,096
Park Electrochemical Corp. (Electronics)	156	4,480
Park Sterling Corp. (Banks)	351	2,506
Parker Drilling Co.* (Oil & Gas)	780	6,341
Parkervision, Inc.* (Telecommunications)	624	2,839
Parkway Properties, Inc. (REIT)	392	7,562
PDC Energy, Inc.* (Oil & Gas)	156	8,303
PDF Solutions, Inc.* (Software)	156	3,997
PDL BioPharma, Inc. (Biotechnology)	819	6,912
Pebblebrook Hotel Trust (REIT)	351	10,797
Pendrell Corp.* (Commercial Services)	1,131	2,273
Penn Virginia Corp.* (Oil & Gas)	429	4,045
PennantPark Investment Corp. (Investment Companies)	429	4,976
Pennsylvania REIT (REIT)	390	7,402
PennyMac Mortgage Investment Trust (REIT)	351	8,059
Penske Automotive Group, Inc. (Retail)	234	11,035
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,326	1,843
Peregrine Semiconductor Corp.* (Semiconductors)	195	1,445
Perficient, Inc.* (Internet)	234	5,480
Performant FINL Corp.* (Commercial Services)	156	1,607
Pericom Semiconductor Corp.* (Semiconductors)	234	2,073
PetMed Express, Inc. (Retail)	156	2,594
PetroQuest Energy, Inc.* (Oil & Gas)	468	2,022
PGT, Inc.* (Building Materials)	273	2,763
PharMerica Corp.* (Pharmaceuticals)	195	4,193
PHH Corp.* (Commercial Services)	351	8,547
Photronics, Inc.* (Semiconductors)	429	3,874
PICO Holdings, Inc.* (Water)	156	3,605
Piedmont Natural Gas Co., Inc. (Gas)	429	14,226
Pier 1 Imports, Inc. (Retail)	546	12,602
Pike Electric Corp.* (Electric)	195	2,061
Pilgrim’s Pride Corp.* (Food)	390	6,338
Pinnacle Entertainment, Inc.* (Entertainment)	351	9,122
Pinnacle Financial Partners, Inc. (Banks)	195	6,343
Pioneer Energy Services Corp.* (Oil & Gas Services)	429	3,436
Planet Payment, Inc.* (Software)	468	1,301
Plantronics, Inc. (Telecommunications)	234	10,869
Platinum Underwriters Holdings, Ltd. (Insurance)	195	11,950
Plexus Corp.* (Electronics)	195	8,442
PLX Technology, Inc.* (Semiconductors)	390	2,566
PMC-Sierra, Inc.* (Semiconductors)	1,170	7,523
PMFG, Inc.* (Miscellaneous Manufacturing)	234	2,118
PNM Resources, Inc. (Electric)	468	11,288
PolyOne Corp. (Chemicals)	546	19,300
Polypore International, Inc.* (Miscellaneous Manufacturing)	273	10,620
Pool Corp. (Distribution/Wholesale)	273	15,872
Portland General Electric Co. (Electric)	429	12,956
Post Holdings, Inc.* (Food)	195	9,608
Potlatch Corp. (REIT)	234	9,767

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Common Stocks, continued

	Shares	Value
Power Integrations, Inc. (Semiconductors)	156	$8,708
PowerSecure International, Inc.* (Electrical Components & Equipment)	156	2,679
Pozen, Inc. (Pharmaceuticals)	273	2,195
Premiere Global Services, Inc.* (Telecommunications)	312	3,616
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	312	11,169
PRGX Global, Inc.* (Commercial Services)	273	1,835
PriceSmart, Inc. (Retail)	117	13,518
Primerica, Inc. (Insurance)	312	13,388
Primoris Services Corp. (Pipelines)	234	7,284
PrivateBancorp, Inc. (Banks)	390	11,283
Procera Networks, Inc.* (Telecommunications)	156	2,343
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	429	2,287
Progress Software Corp.* (Software)	312	8,059
Proofpoint, Inc.* (Software)	156	5,175
PROS Holdings, Inc.* (Software)	156	6,224
Prospect Capital Corp. (Investment Companies)	1,365	15,314
Prosperity Bancshares, Inc. (Banks)	351	22,249
Provident Financial Services, Inc. (Savings & Loans)	351	6,781
PTC, Inc.* (Software)	663	23,463
Puma Biotechnology, Inc.* (Biotechnology)	117	12,112
QLIK Technologies, Inc.* (Software)	468	12,463
QLogic Corp.* (Semiconductors)	546	6,459
Quad Graphics, Inc. (Commercial Services)	156	4,248
Quality Distribution, Inc.* (Transportation)	195	2,502
Quality Systems, Inc. (Software)	234	4,928
Quanex Building Products Corp. (Building Materials)	234	4,661
Quantum Corp.* (Computers)	1,638	1,966
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	273	14,865
Quicksilver Resources, Inc.* (Oil & Gas)	1,092	3,352
Quidel Corp.* (Healthcare-Products)	195	6,024
Quiksilver, Inc.* (Apparel)	819	7,183
QuinStreet, Inc.* (Internet)	234	2,033
Radian Group, Inc. (Insurance)	975	13,767
RadioShack Corp.* (Retail)	741	1,927
RadiSys Corp.* (Computers)	273	625
RAIT Financial Trust (REIT)	468	4,198
Rambus, Inc.* (Semiconductors)	663	6,279
Ramco-Gershenson Properties Trust (REIT)	351	5,525
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	351	4,570
Raven Industries, Inc. (Miscellaneous Manufacturing)	234	9,627
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	117	8,278
RealD, Inc.* (Computers)	273	2,331
RealNetworks, Inc.* (Internet)	195	1,472
RealPage, Inc.* (Software)	273	6,383
Redwood Trust, Inc. (REIT)	468	9,065
Regis Corp. (Retail)	312	4,527
Renasant Corp. (Banks)	156	4,908
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	156	1,788
Rent-A-Center, Inc. (Commercial Services)	312	10,402
Rentech, Inc.* (Chemicals)	1,521	2,662
Repligen Corp.* (Biotechnology)	273	3,724
Repros Therapeutics, Inc.* (Pharmaceuticals)	156	2,855
Republic Airways Holdings, Inc.* (Airlines)	312	3,335
Resolute Energy Corp.* (Oil & Gas)	468	4,226
Resolute Forest Products, Inc.* (Forest Products & Paper)	429	6,873
Resource Capital Corp. (REIT)	780	4,625
Resources Connection, Inc. (Commercial Services)	273	3,912
Responsys, Inc.* (Internet)	234	6,414
Retail Opportunity Investments Corp. (REIT)	390	5,741
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	351	1,202
Rex Energy Corp.* (Oil & Gas)	273	5,381
Rexnord Corp.* (Metal Fabricate/Hardware)	195	5,267
RF Micro Devices, Inc.* (Telecommunications)	1,638	8,452
Rigel Pharmaceuticals, Inc.* (Biotechnology)	663	1,890
Rite Aid Corp.* (Retail)	4,095	20,721
RLI Corp. (Insurance)	117	11,393
RLJ Lodging Trust (REIT)	702	17,072
Rockville Financial, Inc. (Savings & Loans)	195	2,771
Rockwell Medical, Inc.* (Healthcare-Products)	390	4,072
Rofin-Sinar Technologies, Inc.* (Electronics)	195	5,269
Rosetta Resources, Inc.* (Oil & Gas)	351	16,862
Roundy’s, Inc. (Retail)	234	2,307
Rouse Properties, Inc. (REIT)	156	3,462
RPX Corp.* (Commercial Services)	195	3,296
RTI Biologics, Inc.* (Biotechnology)	468	1,657
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	195	6,671
Ruby Tuesday, Inc.* (Retail)	390	2,703
Ruckus Wireless, Inc.* (Telecommunications)	273	3,877
Rudolph Technologies, Inc.* (Semiconductors)	234	2,747
Rush Enterprises, Inc.*—Class A (Retail)	195	5,782
Ruth’s Hospitality Group, Inc. (Retail)	234	3,325
Ryman Hospitality Properties, Inc. (REIT)	234	9,777
S&T Bancorp, Inc. (Banks)	195	4,935
Sabra Health Care REIT, Inc. (REIT)	234	6,117
Safeguard Scientifics, Inc.* (Internet)	156	3,134
Saia, Inc.* (Transportation)	156	5,000
Sanchez Energy Corp.* (Oil & Gas)	195	4,779
Sanderson Farms, Inc. (Food)	117	8,463
Sandy Spring Bancorp, Inc. (Banks)	156	4,398
Sangamo Biosciences, Inc.* (Biotechnology)	390	5,417
Sanmina Corp.* (Electronics)	468	7,816
Santarus, Inc.* (Pharmaceuticals)	312	9,972
Sapient Corp.* (Internet)	624	10,833
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	195	3,972
ScanSource, Inc.* (Distribution/Wholesale)	156	6,619
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	156	5,097
Scholastic Corp. (Media)	156	5,306
Schulman (A.), Inc. (Chemicals)	195	6,876
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	195	10,037
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	429	2,162
Scientific Games Corp.*—Class A (Entertainment)	312	5,282
Sciquest, Inc.* (Software)	156	4,443
Scorpio Tankers, Inc. (Transportation)	936	11,035
SeaChange International, Inc.* (Software)	234	2,845
Seacoast Banking Corp. of Florida* (Banks)	118	1,440
SEACOR Holdings, Inc.* (Oil & Gas Services)	117	10,670
Select Comfort Corp.* (Home Furnishings)	312	6,580
Select Medical Holdings Corp. (Healthcare-Services)	351	4,075
Selective Insurance Group, Inc. (Insurance)	312	8,443
SemGroup Corp.—Class A (Pipelines)	234	15,264

See accompanying notes to financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Semtech Corp.* (Semiconductors)	390	$9,859
Sensient Technologies Corp. (Chemicals)	273	13,246
Sequenom, Inc.* (Biotechnology)	780	1,825
ServiceSource International, Inc.* (Commercial Services)	390	3,268
Shenandoah Telecommunications Co. (Telecommunications)	156	4,005
Ship Finance International, Ltd. (Transportation)	312	5,111
ShoreTel, Inc.* (Telecommunications)	507	4,705
Shutterfly, Inc.* (Internet)	195	9,932
SIGA Technologies, Inc.* (Pharmaceuticals)	429	1,403
Sigma Designs, Inc.* (Semiconductors)	312	1,473
Silicon Graphics International Corp.* (Computers)	234	3,138
Silicon Image, Inc.* (Semiconductors)	546	3,358
Simpson Manufacturing Co., Inc. (Building Materials)	234	8,595
Sinclair Broadcast Group, Inc.—Class A (Media)	390	13,934
Skechers U.S.A., Inc.*—Class A (Apparel)	234	7,752
Skilled Healthcare Group, Inc.*—Class A (Healthcare-Services)	195	938
SkyWest, Inc. (Airlines)	312	4,627
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	390	5,261
Snyders-Lance, Inc. (Food)	273	7,841
Solar Capital, Ltd. (Investment Companies)	273	6,156
Solazyme, Inc.* (Energy-Alternate Sources)	312	3,398
Solta Medical, Inc.* (Healthcare-Products)	702	2,071
Sonic Automotive, Inc.—Class A (Retail)	234	5,728
Sonic Corp.* (Retail)	351	7,087
Sonus Networks, Inc.* (Telecommunications)	1,365	4,300
Sotheby’s—Class A (Commercial Services)	390	20,749
South Jersey Industries, Inc. (Gas)	195	10,912
Southwest Bancorp, Inc.* (Banks)	156	2,484
Southwest Gas Corp. (Gas)	273	15,264
Sovran Self Storage, Inc. (REIT)	195	12,708
Spansion, Inc.*—Class A (Computers)	312	4,334
Spartan Motors, Inc. (Auto Parts & Equipment)	312	2,090
Spartan Stores, Inc. (Food)	156	3,788
Spectranetics Corp.* (Healthcare-Products)	234	5,850
Spectrum Brands Holdings, Inc. (Household Products/Wares)	117	8,255
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	429	3,797
Speed Commerce, Inc.* (Distribution/Wholesale)	468	2,185
Spirit Airlines, Inc.* (Airlines)	351	15,939
SS&C Technologies Holdings, Inc.* (Software)	312	13,809
Staar Surgical Co.* (Healthcare-Products)	273	4,420
STAG Industrial, Inc. (REIT)	273	5,566
Stage Stores, Inc. (Retail)	195	4,333
Standard Motor Products, Inc. (Auto Parts & Equipment)	117	4,306
Standard Pacific Corp.* (Home Builders)	858	7,765
Star Scientific, Inc.* (Pharmaceuticals)	1,443	1,674
State Bank Finacial Corp. (Banks)	234	4,256
Steelcase, Inc.—Class A (Office Furnishings)	507	8,041
Stein Mart, Inc. (Retail)	195	2,623
StellarOne Corp. (Banks)	156	3,755
Stepan Co. (Chemicals)	117	7,679
STERIS Corp. (Healthcare-Products)	312	14,992
Sterling Bancorp (Savings & Loans)	312	4,171
Sterling Financial Corp. (Banks)	195	6,646
Steven Madden, Ltd.* (Apparel)	351	12,843
Stewart Information Services Corp. (Insurance)	156	5,034
Stifel Financial Corp.* (Diversified Financial Services)	351	16,819
Stillwater Mining Co.* (Mining)	702	8,663
Stone Energy Corp.* (Oil & Gas)	312	10,792
Stoneridge, Inc.* (Electronics)	195	2,486
Strategic Hotels & Resorts, Inc.* (REIT)	1,053	9,951
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	117	8,552
Summit Hotel Properties, Inc. (REIT)	429	3,861
Sun Bancorp, Inc.* (Banks)	429	1,510
Sun Communities, Inc. (REIT)	195	8,315
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	117	4,777
SunCoke Energy, Inc.* (Coal)	429	9,786
SunEdison, Inc.* (Semiconductors)	1,326	17,304
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	312	1,479
SunPower Corp.* (Electrical Components & Equipment)	234	6,976
Sunstone Hotel Investors, Inc. (REIT)	936	12,542
Super Micro Computer, Inc.* (Computers)	234	4,015
Superior Industries International, Inc. (Auto Parts & Equipment)	156	3,218
SUPERVALU, Inc.* (Food)	1,170	8,529
Support.com, Inc.* (Internet)	429	1,626
Susquehanna Bancshares, Inc. (Banks)	1,053	13,521
Swift Energy Co.* (Oil & Gas)	273	3,686
Swift Transportation Co.* (Transportation)	468	10,394
Swisher Hygiene, Inc.* (Commercial Services)	1,443	742
SWS Group, Inc.* (Diversified Financial Services)	273	1,660
Sykes Enterprises, Inc.* (Computers)	234	5,104
Symetra Financial Corp. (Insurance)	468	8,873
Symmetry Medical, Inc.* (Healthcare-Products)	273	2,752
Synaptics, Inc.* (Computers)	195	10,103
Synchronoss Technologies, Inc.* (Software)	195	6,059
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	585	3,294
Synergy Resources Corp.* (Oil & Gas)	312	2,889
SYNNEX Corp.* (Software)	156	10,514
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	351	1,839
Take-Two Interactive Software, Inc.* (Software)	468	8,129
TAL International Group, Inc. (Trucking & Leasing)	195	11,183
Tangoe, Inc.* (Software)	195	3,512
Targa Resources Corp. (Oil & Gas Services)	195	17,192
Targacept, Inc.* (Pharmaceuticals)	312	1,295
TASER International, Inc.* (Electronics)	351	5,574
TCP Capital Corp. (Investment Companies)	195	3,272
Team Health Holdings, Inc.* (Commercial Services)	390	17,764
Team, Inc.* (Commercial Services)	117	4,954
TearLab Corp.* (Healthcare-Products)	195	1,821
Tecumseh Products Co.*—Class A (Machinery-Diversified)	156	1,412
Teekay Tankers, Ltd.—Class A (Transportation)	585	2,299
TeleCommunication Systems, Inc.*—Class A (Internet)	546	1,267
Teledyne Technologies, Inc.* (Aerospace/Defense)	195	17,913
TeleTech Holdings, Inc.* (Commercial Services)	117	2,801
Tenneco, Inc.* (Auto Parts & Equipment)	351	19,856
Terreno Realty Corp. (REIT)	156	2,761
Tesco Corp.* (Oil & Gas Services)	234	4,629

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Common Stocks, continued

	Shares	Value
Tessera Technologies, Inc. (Semiconductors)	312	$6,150
TETRA Tech, Inc.* (Environmental Control)	390	10,912
TETRA Technologies, Inc.* (Oil & Gas Services)	468	5,784
Texas Capital Bancshares, Inc.* (Banks)	234	14,555
Texas Industries, Inc.* (Building Materials)	117	8,047
Texas Roadhouse, Inc.—Class A (Retail)	351	9,758
Textainer Group Holdings, Ltd. (Trucking & Leasing)	117	4,706
The Andersons, Inc. (Agriculture)	117	10,433
The Brink’s Co. (Commercial Services)	273	9,320
The Buckle, Inc. (Retail)	156	8,199
The Cato Corp.—Class A (Retail)	156	4,961
The Cheesecake Factory, Inc. (Retail)	312	15,060
The Children’s Place Retail Stores, Inc.* (Retail)	117	6,665
The Corporate Executive Board Co. (Commercial Services)	195	15,099
The Ensign Group, Inc. (Healthcare-Services)	117	5,180
The Finish Line, Inc.—Class A (Retail)	312	8,789
The First Marblehead Corp.* (Diversified Financial Services)	78	576
The Geo Group, Inc. (REIT)	390	12,566
The Greenbrier Cos., Inc.* (Trucking & Leasing)	156	5,123
The Hain Celestial Group, Inc.* (Food)	195	17,702
The Jones Group, Inc. (Apparel)	468	7,002
The KEYW Holding Corp.* (Computers)	234	3,145
The McClatchy Co.*—Class A (Media)	624	2,122
The Medicines Co.* (Biotechnology)	312	12,049
The Men’s Wearhouse, Inc. (Retail)	273	13,945
The Middleby Corp.* (Machinery-Diversified)	117	28,077
The New York Times Co.—Class A (Media)	741	11,760
The Pantry, Inc.* (Retail)	195	3,272
The Pep Boys-Manny, Moe & Jack* (Retail)	351	4,261
The Ryland Group, Inc. (Home Builders)	273	11,851
The Ultimate Software Group, Inc.* (Software)	156	23,903
TherapeuticsMD, Inc.* (Pharmaceuticals)	624	3,251
Thermon Group Holdings, Inc.* (Oil & Gas Services)	195	5,329
THL Credit, Inc. (Investment Companies)	195	3,216
Thoratec Corp.* (Healthcare-Products)	312	11,419
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	390	1,821
TICC Capital Corp. (Investment Companies)	351	3,629
Titan International, Inc. (Auto Parts & Equipment)	312	5,610
TiVo, Inc.* (Home Furnishings)	741	9,722
Tootsie Roll Industries, Inc. (Food)	117	3,807
Tornier N.V.* (Healthcare-Products)	195	3,664
Tower Group International, Ltd. (Insurance)	351	1,186
Towerstream Corp.* (Internet)	624	1,847
Town Sports International Holdings, Inc. (Leisure Time)	195	2,878
TowneBank (Banks)	195	3,001
Tredegar Corp. (Miscellaneous Manufacturing)	156	4,494
TreeHouse Foods, Inc.* (Food)	195	13,439
Triangle Capital Corp. (Investment Companies)	156	4,313
Triangle Petroleum Corp.* (Oil & Gas)	351	2,920
TriMas Corp.* (Miscellaneous Manufacturing)	234	9,334
Triple-S Management Corp.* (Healthcare-Services)	156	3,033
TriQuint Semiconductor, Inc.* (Semiconductors)	975	8,132
TrueBlue, Inc.* (Commercial Services)	234	6,033
Trulia, Inc.* (Internet)	156	5,502
TrustCo Bank Corp. (Banks)	624	4,480
Trustmark Corp. (Banks)	390	10,468
TTM Technologies, Inc.* (Electronics)	351	3,012
Tuesday Morning Corp.* (Retail)	312	4,980
Tumi Holdings, Inc.* (Household Products/Wares)	273	6,156
Tutor Perini Corp.* (Engineering & Construction)	234	6,154
Tyler Technologies, Inc.* (Software)	195	19,915
U.S. Silica Holdings, Inc. (Mining)	156	5,321
UIL Holdings Corp. (Electric)	273	10,579
Ultra Clean Holdings, Inc.* (Semiconductors)	234	2,347
Ultrapetrol Bahamas, Ltd.* (Transportation)	351	1,313
Ultratech Stepper, Inc.* (Semiconductors)	156	4,524
UMB Financial Corp. (Banks)	195	12,535
Umpqua Holdings Corp. (Banks)	624	11,943
Unilife Corp.* (Healthcare-Products)	702	3,089
Union First Market Bankshares (Banks)	156	3,870
Unisys Corp.* (Computers)	273	9,165
United Bankshares, Inc. (Banks)	273	8,586
United Community Banks, Inc.* (Banks)	273	4,846
United Community Financial Corp.* (Savings & Loans)	351	1,253
United Financial Bancorp, Inc. (Savings & Loans)	156	2,947
United Fire Group, Inc. (Insurance)	156	4,471
United Natural Foods, Inc.* (Food)	273	20,581
United Stationers, Inc. (Distribution/Wholesale)	234	10,738
Universal American Corp. (Healthcare-Services)	273	1,993
Universal Corp. (Agriculture)	117	6,388
Universal Display Corp.* (Electrical Components & Equipment)	234	8,040
Universal Forest Products, Inc. (Building Materials)	117	6,100
Universal Insurance Holdings, Inc. (Insurance)	273	3,953
Universal Technical Institute, Inc. (Commercial Services)	195	2,712
UNS Energy Corp. (Electric)	234	14,005
Unwired Planet, Inc.* (Internet)	858	1,184
Uranium Energy Corp.* (Mining)	858	1,716
Ur-Energy, Inc.* (Mining)	1,209	1,668
Urstadt Biddle Properties—Class A (REIT)	156	2,878
USA Mobility, Inc. (Telecommunications)	156	2,228
USG Corp.* (Building Materials)	429	12,176
UTI Worldwide, Inc. (Transportation)	507	8,904
VAALCO Energy, Inc.* (Oil & Gas)	429	2,956
Vail Resorts, Inc. (Entertainment)	195	14,671
Valassis Communications, Inc.—Class A (Commercial Services)	234	8,015
ValueClick, Inc.* (Internet)	429	10,026
ValueVision Media, Inc.*—Class A (Advertising)	351	2,453
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	234	2,904
Vantage Drilling Co.* (Oil & Gas)	1,404	2,583
VASCO Data Security International, Inc.* (Internet)	234	1,809
Vector Group, Ltd. (Agriculture)	351	5,746
Veeco Instruments, Inc.* (Semiconductors)	234	7,701
Vera Bradley, Inc.* (Retail)	156	3,750
Verint Systems, Inc.* (Software)	312	13,397
Viad Corp. (Commercial Services)	117	3,250
ViaSat, Inc.* (Telecommunications)	234	14,659
Vical, Inc.* (Biotechnology)	624	736
ViewPoint Financial Group, Inc. (Banks)	234	6,423
Virginia Commerce BanCorp, Inc.* (Banks)	195	3,313
VirnetX Holding Corp.* (Internet)	273	5,299
ViroPharma, Inc.* (Pharmaceuticals)	351	17,496
Virtusa Corp.* (Computers)	156	5,942
VistaPrint N.V.* (Commercial Services)	195	11,086

See accompanying notes to financial statements.

36 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Vitacost.com, Inc.* (Internet)	195	$1,129
Vitamin Shoppe, Inc.* (Retail)	195	10,142
VIVUS, Inc.* (Pharmaceuticals)	585	5,312
Vocera Communications, Inc.* (Computers)	156	2,435
Vocus, Inc.* (Internet)	156	1,777
Volcano Corp.* (Healthcare-Products)	312	6,817
Vonage Holdings Corp.* (Telecommunications)	1,053	3,506
VOXX International Corp.* (Home Furnishings)	156	2,605
Vringo, Inc.* (Telecommunications)	585	1,732
W&T Offshore, Inc. (Oil & Gas)	234	3,744
Wabash National Corp.* (Auto Manufacturers)	429	5,298
WageWorks, Inc.* (Diversified Financial Services)	156	9,273
Walter Energy, Inc. (Coal)	390	6,486
Walter Investment Management Corp.* (Diversified Financial Services)	234	8,274
Warren Resources, Inc.* (Oil & Gas)	663	2,082
Washington REIT (REIT)	390	9,110
Watsco, Inc. (Distribution/Wholesale)	156	14,986
Watts Water Technologies, Inc.—Class A (Electronics)	156	9,652
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	312	3,956
Web.com Group, Inc.* (Internet)	234	7,439
WebMD Health Corp.* (Internet)	195	7,703
Webster Financial Corp. (Banks)	507	15,808
WellCare Health Plans, Inc.* (Healthcare-Services)	234	16,478
Werner Enterprises, Inc. (Transportation)	273	6,751
WesBanco, Inc. (Banks)	156	4,992
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	273	5,984
West Corp. (Telecommunications)	156	4,011
West Pharmaceutical Services, Inc. (Healthcare-Products)	390	19,132
Westamerica Bancorp (Banks)	156	8,808
Westell Technologies, Inc.* (Telecommunications)	507	2,053
Western Alliance Bancorp* (Banks)	429	10,235
Western Asset Mortgage Capital Corp. (REIT)	156	2,321
Western Refining, Inc. (Oil & Gas)	312	13,232
Westfield Financial, Inc. (Savings & Loans)	195	1,455
Wet Seal, Inc. (The)* (Retail)	624	1,704
WEX, Inc.* (Commercial Services)	195	19,310
WGL Holdings, Inc. (Gas)	273	10,936
Willbros Group, Inc.* (Oil & Gas Services)	312	2,939
Wilshire Bancorp, Inc. (Banks)	429	4,689
Winnebago Industries, Inc.* (Home Builders)	195	5,353
Winthrop Realty Trust (REIT)	195	2,155
Wintrust Financial Corp. (Banks)	195	8,993
WisdomTree Investments, Inc.* (Diversified Financial Services)	585	10,360
Wolverine World Wide, Inc. (Apparel)	546	18,543
Woodward, Inc. (Electronics)	390	17,787
World Wrestling Entertainment, Inc.—Class A (Media)	234	3,880
Worthington Industries, Inc. (Metal Fabricate/Hardware)	312	13,129
Wright Medical Group, Inc.* (Healthcare-Products)	234	7,186
Xenoport, Inc.* (Pharmaceuticals)	390	2,243
XO Group, Inc.* (Internet)	195	2,898
Xoma Corp.* (Biotechnology)	546	3,675
Yelp, Inc.* (Internet)	195	13,446
Zagg, Inc.* (Electronics)	312	1,357
Zale Corp.* (Retail)	234	3,690
Zaza Energy Corp.* (Oil & Gas)	741	708
Zep, Inc. (Chemicals)	156	2,833
Zillow, Inc.*—Class A (Internet)	117	9,562
ZIOPHARM Oncology, Inc.* (Biotechnology)	663	2,877
Zix Corp.* (Internet)	507	2,312
Zogenix, Inc.* (Pharmaceuticals)	780	2,683
Zoltek Cos., Inc.* (Chemicals)	195	3,266
Zumiez, Inc.* (Retail)	156	4,056
TOTAL COMMON STOCKS (Cost $6,496,746)		8,564,624

Contingent Right (0.0%)
Trius Therapeutics, Inc.*(b) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHT (Cost $—)		—

Right(NM)
EXCO Resources, Inc.; expiring 1/10/14 at $5.00* (Oil & Gas)	819	131
TOTAL RIGHT (Cost $—)		131

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	95	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d) (65.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $16,112,002	$16,112,000	$16,112,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,112,000)		16,112,000
TOTAL INVESTMENT SECURITIES (Cost $22,608,746)—100.8%		24,676,755
Net other assets (liabilities)—(0.8)%		(194,574)
NET ASSETS—100.0%		$24,482,181

*	Non-income producing security
+

The Advisor has deemed this security to be illiquid, and on December 31, 2013, this security was fair valued based on procedures approved by the Board of Trustees. As of December 31, 2013, this security represented less than 0.005% of the net assets of the Fund.

(a)	Number of shares is less than 0.50
(b)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 37

Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $1,667,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/24/14 (Underlying notional amount at value $4,059,650)	35	$216,242

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.33)%	1/28/14	$4,775,251	$11,491
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	0.02%	1/28/14	7,102,189	16,295
				$27,786

ProFund VP Small-Cap invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$14,871	0.1%
Aerospace/Defense	130,289	0.5%
Agriculture	24,589	0.1%
Airlines	38,994	0.2%
Apparel	74,595	0.3%
Auto Manufacturers	5,298	NM
Auto Parts & Equipment	98,725	0.4%
Banks	562,667	2.2%
Biotechnology	241,897	1.0%
Building Materials	100,552	0.4%
Chemicals	188,800	0.8%
Coal	38,209	0.2%
Commercial Services	549,525	2.2%
Computers	163,337	0.7%
Cosmetics/Personal Care	5,530	NM
Distribution/Wholesale	75,218	0.3%
Diversified Financial Services	198,734	0.8%
Electric	173,269	0.7%
Electrical Components & Equipment	137,799	0.6%
Electronics	179,333	0.7%
Energy-Alternate Sources	21,534	0.1%
Engineering & Construction	61,840	0.3%
Entertainment	57,718	0.2%
Environmental Control	44,902	0.2%
Food	158,156	0.6%
Forest Products & Paper	47,625	0.2%
Gas	77,718	0.3%
Hand/Machine Tools	12,187	NM
Healthcare-Products	340,215	1.4%
Healthcare-Services	144,781	0.6%
Holding Companies-Diversified	14,072	0.1%
Home Builders	62,853	0.3%
Home Furnishings	46,547	0.2%
Household Products/Wares	30,888	0.1%
Housewares	3,276	NM
Insurance	221,603	0.9%
Internet	241,131	1.0%
Investment Companies	89,313	0.4%
Iron/Steel	26,251	0.1%
Leisure Time	52,976	0.2%
Lodging	21,242	0.1%
Machinery-Construction & Mining	4,520	NM
Machinery-Diversified	95,556	0.4%
Media	93,187	0.4%
Metal Fabricate/Hardware	60,035	0.2%
Mining	74,822	0.3%
Miscellaneous Manufacturing	151,589	0.6%
Office Furnishings	42,424	0.2%
Oil & Gas	248,431	1.0%
Oil & Gas Services	143,583	0.6%
Packaging & Containers	19,029	0.1%
Pharmaceuticals	283,094	1.2%
Pipelines	32,420	0.1%
Private Equity	10,640	NM
Real Estate	26,920	0.1%
REIT	610,284	2.5%
Retail	528,952	2.2%
Savings & Loans	100,497	0.4%
Semiconductors	310,330	1.3%
Software	457,321	1.9%
Storage/Warehousing	15,620	0.1%
Telecommunications	275,170	1.1%
Textiles	7,281	NM
Toys/Games/Hobbies	4,146	NM
Transportation	152,207	0.6%
Trucking & Leasing	21,012	0.1%
Water	16,626	0.1%
Other**	15,917,426	65.0%
Total	$24,482,181	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

38 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$22,608,746
Securities, at value	8,564,755
Repurchase agreements, at value	16,112,000
Total Investment Securities, at value	24,676,755
Cash	5,967
Segregated cash balances with brokers	169,750
Segregated cash balances with custodian	938
Dividends and interest receivable	10,445
Unrealized gain on swap agreements	27,786
Receivable for capital shares issued	33,910
Variation margin on futures contracts	7,350
Prepaid expenses	88
TOTAL ASSETS	24,932,989

LIABILITIES:
Payable for capital shares redeemed	382,868
Advisory fees payable	12,862
Management services fees payable	1,715
Administration fees payable	737
Administrative services fees payable	13,921
Distribution fees payable	14,265
Trustee fees payable	8
Transfer agency fees payable	1,165
Fund accounting fees payable	1,443
Compliance services fees payable	236
Other accrued expenses	21,588
TOTAL LIABILITIES	450,808
NET ASSETS	$24,482,181

NET ASSETS CONSIST OF:
Capital	$20,124,093
Accumulated net investment income (loss)	(4,200)
Accumulated net realized gains (losses) on investments	2,050,251
Net unrealized appreciation (depreciation) on investments	2,312,037
NET ASSETS	$24,482,181

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	614,918
Net Asset Value (offering and redemption price per share)	$39.81

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$91,450
Interest	3,520
Foreign tax withholding	(31)
TOTAL INVESTMENT INCOME	94,939

EXPENSES:
Advisory fees	139,844
Management services fees	18,646
Administration fees	7,991
Transfer agency fees	12,473
Administrative services fees	45,509
Distribution fees	46,615
Custody fees	9,718
Fund accounting fees	24,215
Trustee fees	473
Compliance services fees	191
Other fees	32,356
Total Gross Expenses before reductions	338,031
Expenses reduced and reimbursed by the Advisor	(24,781)
TOTAL NET EXPENSES	313,250
NET INVESTMENT INCOME (LOSS)	(218,311)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	411,396
Net realized gains (losses) on futures contracts	797,768
Net realized gains (losses) on swap agreements	2,465,368
Change in net unrealized appreciation/depreciation on investments	1,865,903
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,540,435

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,322,124

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 39

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(218,311)	$(97,638)
Net realized gains (losses) on investments	3,674,532	508,743
Change in net unrealized appreciation/depreciation on investments	1,865,903	480,803
Change in net assets resulting from operations	5,322,124	891,908

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(402,830)	(165,610)
Change in net assets resulting from distributions	(402,830)	(165,610)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	55,869,795	45,561,409
Dividends reinvested	402,830	165,610
Value of shares redeemed	(51,626,589)	(38,639,896)
Change in net assets resulting from capital transactions	4,646,036	7,087,123
Change in net assets	9,565,330	7,813,421

NET ASSETS:
Beginning of period	14,916,851	7,103,430
End of period	$24,482,181	$14,916,851
Accumulated net investment income (loss)	$(4,200)	$(1,252)

SHARE TRANSACTIONS:
Issued	1,622,304	1,598,139
Reinvested	12,429	5,934
Redeemed	(1,521,117)	(1,372,258)
Change in shares	113,616	231,815

See accompanying notes to financial statements.

40 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$29.76	$26.36	$27.94	$22.39	$17.75

Investment Activities:
Net investment income (loss)(a)	(0.41)	(0.27)	(0.39)	(0.31)	(0.25)
Net realized and unrealized gains (losses) on investments	11.29	4.13	(1.19)	5.86	4.89
Total income (loss) from investment activities	10.88	3.86	(1.58)	5.55	4.64

Distributions to Shareholders From:
Net realized gains on investments	(0.83)	(0.46)	—	—	—

Net Asset Value, End of Period	$39.81	$29.76	$26.36	$27.94	$22.39

Total Return	37.18%	14.75%	(5.65)%	24.79%	26.14%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.98%	2.08%	2.05%	2.30%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.73	%(b)
Net investment income (loss)	(1.17)%	(0.94)%	(1.40)%	(1.31)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$24,482	$14,917	$7,103	$9,078	$4,414
Portfolio turnover rate(c)	31%	29%	202%	378%	840%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Dow 30 :: 41

ProFund VP Dow 30 seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Industrial Average (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 25.18%. For the same period, the Index had a total return of 29.65%(1) and a volatility of 10.15%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index. (2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from May 1, 2006 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Dow 30	25.18%	12.62%	5.14%
Dow Jones Industrial Average	29.65%	16.74%	7.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Dow 30	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index
Financial	24%
Industrial	20%
Consumer, Non-cyclical	14%
Consumer, Cyclical	13%
Technology	10%
Energy	9%
Communications	7%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: ProFund VP Dow 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $646,000	$646,000	$646,000
TOTAL REPURCHASE AGREEMENTS (Cost $646,000)		646,000
TOTAL INVESTMENT SECURITIES (Cost $646,000)—100.1%		646,000
Net other assets (liabilities)—(0.1)%		(552)
NET ASSETS—100.0%		$645,448

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $242,000.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	(0.73)%	1/28/14	$18,683	$109
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(0.48)%	1/28/14	622,782	3,673
				$3,782

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 43

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$646,000
Repurchase agreements, at value	646,000
Total Investment Securities, at value	646,000
Cash	751
Unrealized gain on swap agreements	3,782
Prepaid expenses	17
TOTAL ASSETS	650,550

LIABILITIES:
Payable for capital shares redeemed	81
Advisory fees payable	1,555
Management services fees payable	207
Administration fees payable	46
Administrative services fees payable	246
Distribution fees payable	744
Transfer agency fees payable	73
Fund accounting fees payable	90
Compliance services fees payable	23
Other accrued expenses	2,037
TOTAL LIABILITIES	5,102
NET ASSETS	$645,448

NET ASSETS CONSIST OF:
Capital	$1,552,133
Accumulated net realized gains (losses) on investments	(910,467)
Net unrealized appreciation (depreciation) on investments	3,782
NET ASSETS	$645,448

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	17,357
Net Asset Value (offering and redemption price per share)	$37.19

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$740

EXPENSES:
Advisory fees	15,628
Management services fees	2,084
Administration fees	912
Transfer agency fees	1,408
Administrative services fees	773
Distribution fees	5,209
Custody fees	5,558
Fund accounting fees	1,808
Trustee fees	71
Compliance services fees	8
Other fees	1,886
Total Gross Expenses before reductions	35,345
Expenses reduced and reimbursed by the Advisor	(338)
TOTAL NET EXPENSES	35,007
NET INVESTMENT INCOME (LOSS)	(34,267)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	13,679
Net realized gains (losses) on swap agreements	238,333
Change in net unrealized appreciation/depreciation on investments	(4,074)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	247,938

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$213,671

See accompanying notes to financial statements.

44 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(34,267)	$(36,304)
Net realized gains (losses) on investments	252,012	(80,942)
Change in net unrealized appreciation/depreciation on investments	(4,074)	12,274
Change in net assets resulting from operations	213,671	(104,972)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	185,426,997	225,659,309
Value of shares redeemed	(192,956,898)	(218,397,306)
Change in net assets resulting from capital transactions	(7,529,901)	7,262,003
Change in net assets	(7,316,230)	7,157,031

NET ASSETS:
Beginning of period	7,961,678	804,647
End of period	$645,448	$7,961,678

SHARE TRANSACTIONS:
Issued	5,510,526	7,636,623
Redeemed	(5,761,129)	(7,397,596)
Change in shares	(250,603)	239,027

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 ::  45

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$29.71	$27.81	$26.78	$24.30	$22.23

Investment Activities:
Net investment income (loss)(a)	(0.55)	(0.46)	(0.43)	(0.39)	(0.38)
Net realized and unrealized gains (losses) on investments	8.03	2.36 (b)	1.46	2.87	4.17
Total income (loss) from investment activities	7.48	1.90	1.03	2.48	3.79

Distributions to Shareholders From:
Net investment income	—	—	—	—	(1.72)

Net Asset Value, End of Period	$37.19	$29.71	$27.81	$26.78	$24.30

Total Return	25.18%	6.83%	3.85%	10.21%	17.58%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.78%	1.81%	1.73%	1.99%
Net expenses	1.68%	1.68%	1.62%	1.68%	1.77	%(c)
Net investment income (loss)	(1.64)%	(1.58)%	(1.59)%	(1.59)%	(1.70)%

Supplemental Data:
Net assets, end of period (000’s)	$645	$7,962	$805	$257	$423
Portfolio turnover rate(d)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

46  :: ProFund VP NASDAQ-100 :: Management Discussion of Fund Performance

ProFund VP NASDAQ-100 seeks investment results that, before fees and expenses, correspond to the performance of the NASDAQ-100® Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 34.27%. For the same period, the Index had a total return of 36.92%(1) and a volatility of 12.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP NASDAQ-100	34.27%	23.27%	8.24%
NASDAQ-100 Index	36.92%	25.54%	10.15%

Expense Ratios**

Fund	Gross	Net
ProFund VP NASDAQ-100	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Futures Contracts	15%
Swap Agreements	44%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	5.0%
Microsoft Corp.	3.1%
Google, Inc.	3.1%
Amazon.com, Inc.	1.8%
Intel Corp.	1.3%

NASDAQ-100 Index – Composition

% of Index
Technology	39%
Communications	35%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP NASDAQ-100 ::  47

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (40.5%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,350	$77,561
Adobe Systems, Inc.* (Software)	3,120	186,826
Akamai Technologies, Inc.* (Software)	1,110	52,370
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,230	163,664
Altera Corp. (Semiconductors)	2,010	65,385
Amazon.com, Inc.* (Internet)	2,850	1,136,551
Amgen, Inc. (Biotechnology)	4,710	537,693
Analog Devices, Inc. (Semiconductors)	1,950	99,314
Apple Computer, Inc. (Computers)	5,610	3,147,828
Applied Materials, Inc. (Semiconductors)	7,500	132,675
Autodesk, Inc.* (Software)	1,410	70,965
Automatic Data Processing, Inc. (Commercial Services)	3,000	242,430
Avago Technologies, Ltd. (Semiconductors)	1,560	82,508
Baidu, Inc.*ADR (Internet)	1,710	304,175
Bed Bath & Beyond, Inc.* (Retail)	1,350	108,405
Biogen Idec, Inc.* (Biotechnology)	1,470	411,233
Broadcom Corp.—Class A (Semiconductors)	3,240	96,066
C.H. Robinson Worldwide, Inc. (Transportation)	960	56,006
CA, Inc. (Software)	2,820	94,893
Catamaran Corp.* (Pharmaceuticals)	1,290	61,249
Celgene Corp.* (Biotechnology)	2,580	435,916
Cerner Corp.* (Software)	2,130	118,726
Charter Communications, Inc.*—Class A (Media)	660	90,262
Check Point Software Technologies, Ltd.* (Software)	1,230	79,360
Cisco Systems, Inc. (Telecommunications)	33,390	749,606
Citrix Systems, Inc.* (Software)	1,170	74,003
Cognizant Technology Solutions Corp.* (Computers)	1,890	190,852
Comcast Corp.—Class A (Media)	13,350	693,732
Costco Wholesale Corp. (Retail)	2,730	324,897
DIRECTV*—Class A (Media)	3,270	225,924
Discovery Communications, Inc.*—Class A (Media)	930	84,091
DISH Network Corp.*—Class A (Media)	1,380	79,930
Dollar Tree, Inc.* (Retail)	1,290	72,782
eBay, Inc.* (Internet)	8,100	444,609
Equinix, Inc.* (Internet)	300	53,235
Expedia, Inc. (Internet)	720	50,155
Expeditors International of Washington, Inc. (Transportation)	1,290	57,083
Express Scripts Holding Co.* (Pharmaceuticals)	5,040	354,010
F5 Networks, Inc.* (Internet)	480	43,613
Facebook, Inc.*—Class A (Internet)	11,700	639,522
Fastenal Co. (Distribution/Wholesale)	1,860	88,369
Fiserv, Inc.* (Software)	1,620	95,661
Garmin, Ltd. (Electronics)	1,230	56,851
Gilead Sciences, Inc.* (Biotechnology)	9,570	719,185
Google, Inc.*—Class A (Internet)	1,740	1,950,035
Green Mountain Coffee Roasters, Inc.* (Beverages)	930	70,289
Henry Schein, Inc.* (Healthcare-Products)	540	61,700
Illumina, Inc.* (Biotechnology)	780	86,284
Intel Corp. (Semiconductors)	31,050	806,057
Intuit, Inc. (Software)	1,770	135,086
Intuitive Surgical, Inc.* (Healthcare-Products)	240	92,180
KLA-Tencor Corp. (Semiconductors)	1,050	67,683
Kraft Foods Group, Inc. (Food)	3,720	200,582
Liberty Global PLC*—Class A (Media)	1,380	122,806
Liberty Media Corp.* (Media)	660	96,657
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,000	88,050
Linear Technology Corp. (Semiconductors)	1,470	66,959
Marriott International, Inc.—Class A (Lodging)	1,860	91,810
Mattel, Inc. (Toys/Games/Hobbies)	2,100	99,918
Maxim Integrated Products, Inc. (Semiconductors)	1,770	49,401
Micron Technology, Inc.* (Semiconductors)	6,570	142,963
Microsoft Corp. (Software)	52,140	1,951,599
Mondelez International, Inc.—Class A (Food)	10,950	386,536
Monster Beverage Corp.* (Beverages)	1,050	71,159
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,400	104,160
NetApp, Inc. (Computers)	2,130	87,628
Netflix, Inc.* (Internet)	360	132,541
NVIDIA Corp. (Semiconductors)	3,540	56,711
Nxp Semiconductors NV* (Semiconductors)	1,530	70,273
O’Reilly Automotive, Inc.* (Retail)	660	84,949
PACCAR, Inc. (Auto Manufacturers)	2,220	131,357
Paychex, Inc. (Software)	2,280	103,808
Priceline.com, Inc.* (Internet)	330	383,592
Qualcomm, Inc. (Semiconductors)	10,560	784,080
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	600	165,144
Ross Stores, Inc. (Retail)	1,350	101,156
SanDisk Corp. (Computers)	1,410	99,461
SBA Communications Corp.*—Class A (Telecommunications)	810	72,770
Seagate Technology PLC (Computers)	2,040	114,566
Sigma-Aldrich Corp. (Chemicals)	750	70,508
Sirius XM Holdings, Inc.* (Media)	38,340	133,807
Staples, Inc. (Retail)	4,080	64,831
Starbucks Corp. (Retail)	4,710	369,216
Stericycle, Inc.* (Environmental Control)	540	62,732
Symantec Corp. (Internet)	4,350	102,573
Tesla Motors, Inc.* (Auto Manufacturers)	780	117,296
Texas Instruments, Inc. (Semiconductors)	6,840	300,344
Tractor Supply Co. (Retail)	870	67,495
TripAdvisor, Inc.* (Internet)	810	67,092
Twenty-First Century Fox, Inc.—Class A (Media)	9,270	326,119
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,050	69,006
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,470	109,221
Viacom, Inc.—Class B (Media)	2,460	214,856
VimpelCom, Ltd. ADR (Telecommunications)	10,320	133,541
Vodafone Group PLC ADR (Telecommunications)	6,180	242,936
Western Digital Corp. (Computers)	1,470	123,333
Whole Foods Market, Inc. (Food)	2,310	133,587
Wynn Resorts, Ltd. (Lodging)	630	122,352
Xilinx, Inc. (Semiconductors)	1,680	77,146
Yahoo!, Inc.* (Internet)	6,330	255,985
TOTAL COMMON STOCKS (Cost $8,613,595)		25,244,097

See accompanying notes to financial statements.

48  :: ProFund VP NASDAQ-100 :: Financial Statements

Repurchase Agreements(a)(b) (59.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $37,329,004	$37,329,000	$37,329,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,329,000)		37,329,000
TOTAL INVESTMENT SECURITIES (Cost $45,942,595)—100.3%		62,573,097
Net other assets (liabilities)—(0.3)%		(183,977)
NET ASSETS—100.0%		$62,389,120

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $4,029,000.

ADR                            American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $9,474,300)	132	$295,437

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(0.73)%	1/28/14	$10,108,518	$54,431
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(0.48)%	1/28/14	17,594,926	88,955
				$143,386

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Auto Manufacturers	$248,654	0.4%
Beverages	141,448	0.2%
Biotechnology	2,628,341	4.2%
Chemicals	70,508	0.1%
Commercial Services	311,436	0.5%
Computers	3,763,667	6.0%
Distribution/Wholesale	88,369	0.1%
Electronics	56,851	0.1%
Environmental Control	62,732	0.1%
Food	720,705	1.2%
Healthcare-Products	153,880	0.2%
Internet	5,651,728	9.3%
Lodging	214,162	0.3%
Media	2,068,184	3.3%
Pharmaceuticals	519,419	0.8%
Retail	1,193,731	1.9%
Semiconductors	2,897,564	4.6%
Software	3,040,858	4.9%
Telecommunications	1,198,853	1.9%
Toys/Games/Hobbies	99,918	0.2%
Transportation	113,089	0.2%
Other**	37,145,023	59.5%
Total	$62,389,120	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 ::  49

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$45,942,595
Securities, at value	25,244,097
Repurchase agreements, at value	37,329,000
Total Investment Securities, at value	62,573,097
Cash	501
Segregated cash balances with brokers	407,220
Dividends and interest receivable	13,863
Unrealized gain on swap agreements	143,386
Receivable for capital shares issued	984,004
Variation margin on futures contracts	60,060
Prepaid expenses	198
TOTAL ASSETS	64,182,329

LIABILITIES:
Payable for capital shares redeemed	1,658,467
Advisory fees payable	35,182
Management services fees payable	4,691
Administration fees payable	1,825
Administrative services fees payable	24,098
Distribution fees payable	23,012
Trustee fees payable	19
Transfer agency fees payable	2,885
Fund accounting fees payable	3,572
Compliance services fees payable	544
Other accrued expenses	38,914
TOTAL LIABILITIES	1,793,209
NET ASSETS	$62,389,120

NET ASSETS CONSIST OF:
Capital	$45,551,257
Accumulated net investment income (loss)	9,565
Accumulated net realized gains (losses) on investments	(241,027)
Net unrealized appreciation (depreciation) on investments	17,069,325
NET ASSETS	$62,389,120

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,046,622

Net Asset Value (offering and redemption price per share)	$30.48

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$337,094
Interest	5,728
TOTAL INVESTMENT INCOME	342,822

EXPENSES:
Advisory fees	326,677
Management services fees	43,557
Administration fees	18,511
Transfer agency fees	28,843
Administrative services fees	128,187
Distribution fees	108,893
Custody fees	7,765
Fund accounting fees	37,531
Trustee fees	1,091
Compliance services fees	239
Other fees	56,706
Total Gross Expenses before reductions	758,000
Expenses reduced and reimbursed by the Advisor	(26,242)
TOTAL NET EXPENSES	731,758
NET INVESTMENT INCOME (LOSS)	(388,936)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,336,847
Net realized gains (losses) on futures contracts	2,133,859
Net realized gains (losses) on swap agreements	4,545,478
Change in net unrealized appreciation/depreciation on investments	2,829,867
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	13,846,051
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,457,115

See accompanying notes to financial statements.

50  :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(388,936)	$(515,491)
Net realized gains (losses) on investments	11,016,184	4,475,493
Change in net unrealized appreciation/depreciation on investments	2,829,867	3,731,728
Change in net assets resulting from operations	13,457,115	7,691,730
CAPITAL TRANSACTIONS:
Proceeds from shares issued	360,060,470	307,898,415
Value of shares redeemed	(354,222,012)	(317,676,276)
Change in net assets resulting from capital transactions	5,838,458	(9,777,861)
Change in net assets	19,295,573	(2,086,131)
NET ASSETS:
Beginning of period	43,093,547	45,179,678
End of period	$62,389,120	$43,093,547
Accumulated net investment income (loss)	$9,565	$2,708
SHARE TRANSACTIONS:
Issued	13,833,434	13,605,030
Redeemed	(13,684,898)	(14,020,297)
Change in shares	148,536	(415,267)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 ::  51

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$22.70	$19.53	$19.25	$16.28	$10.71

Investment Activities:
Net investment income (loss)(a)	(0.23)	(0.21)	(0.24)	(0.19)	(0.15)
Net realized and unrealized gains (losses) on investments	8.01	3.38	0.52	3.16	5.72
Total income (loss) from investment activities	7.78	3.17	0.28	2.97	5.57

Net Asset Value, End of Period	$30.48	$22.70	$19.53	$19.25	$16.28

Total Return	34.27%	16.23%	1.45%	18.24%	52.01%

Ratios to Average Net Assets:
Gross expense	1.74%	1.82%	1.82%	1.78%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(0.89)%	(0.93)%	(1.21)%	(1.13)%	(1.13)%

Supplemental Data:
Net assets, end of period (000’s)	$62,389	$43,094	$45,180	$57,064	$53,746
Portfolio turnover rate(b)	11%	7%	38%	28%	238%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

52  :: ProFund VP Large-Cap Value :: Management Discussion of Fund Performance

ProFund VP Large-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500 Value Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 29.89%. For the same period, the Index had a total return of 31.99%(1) and a volatility of 11.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Large-Cap Value	29.89%	14.83%	5.16%
S&P 500 Value Index	31.99%	16.61%	7.12%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Value	1.93%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	5.6%
General Electric Co.	3.6%
Chevron Corp.	3.0%
J.P. Morgan Chase & Co.	2.8%
Wells Fargo & Co.	2.7%

S&P 500 Value Index – Composition

% of Index
Financial	23%
Consumer, Non-cyclical	18%
Energy	16%
Industrial	10%
Consumer, Cyclical	9%
Communications	8%
Technology	7%
Utilities	6%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Value ::  53

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.9%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	4,324	$165,739
Accenture PLC—Class A (Computers)	736	60,514
ACE, Ltd. (Insurance)	920	95,248
Aetna, Inc. (Healthcare-Services)	1,012	69,413
AFLAC, Inc. (Insurance)	1,288	86,038
Agilent Technologies, Inc. (Electronics)	276	15,785
AGL Resources, Inc. (Gas)	368	17,381
Air Products & Chemicals, Inc. (Chemicals)	276	30,851
Airgas, Inc. (Chemicals)	92	10,290
Alcoa, Inc. (Mining)	2,944	31,295
Allegheny Technologies, Inc. (Iron/Steel)	276	9,834
Allegion PLC* (Electronics)	184	8,131
Allstate Corp. (Insurance)	1,288	70,248
Altera Corp. (Semiconductors)	552	17,957
Altria Group, Inc. (Agriculture)	2,668	102,425
Ameren Corp. (Electric)	644	23,287
American Electric Power, Inc. (Electric)	1,380	64,501
American International Group, Inc. (Insurance)	4,140	211,347
AmerisourceBergen Corp. (Pharmaceuticals)	368	25,874
Anadarko Petroleum Corp. (Oil & Gas)	644	51,082
Analog Devices, Inc. (Semiconductors)	460	23,428
Apache Corp. (Oil & Gas)	1,104	94,878
Apartment Investment and Management Co.—Class A (REIT)	184	4,767
Applied Materials, Inc. (Semiconductors)	1,472	26,040
Archer-Daniels-Midland Co. (Agriculture)	1,840	79,856
Assurant, Inc. (Insurance)	184	12,212
AT&T, Inc. (Telecommunications)	14,720	517,555
AutoNation, Inc.* (Retail)	184	9,143
AvalonBay Communities, Inc. (REIT)	184	21,754
Avery Dennison Corp. (Household Products/Wares)	276	13,852
Avon Products, Inc. (Cosmetics/Personal Care)	736	12,674
Baker Hughes, Inc. (Oil & Gas Services)	1,196	66,092
Ball Corp. (Packaging & Containers)	184	9,505
Bank of America Corp. (Banks)	29,808	464,111
Bank of New York Mellon Corp. (Banks)	3,220	112,507
Baxter International, Inc. (Healthcare-Products)	736	51,190
BB&T Corp. (Banks)	1,932	72,102
Beam, Inc. (Beverages)	460	31,308
Bemis Co., Inc. (Packaging & Containers)	276	11,305
Berkshire Hathaway, Inc.*—Class B (Insurance)	5,060	599,914
Best Buy Co., Inc. (Retail)	368	14,676
Boston Properties, Inc. (REIT)	184	18,468
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,564	83,127
Broadcom Corp.—Class A (Semiconductors)	1,472	43,645
Brown-Forman Corp.—Class B (Beverages)	184	13,905
C.H. Robinson Worldwide, Inc. (Transportation)	460	26,836
CA, Inc. (Software)	276	9,287
Cablevision Systems Corp. NY—Class A (Media)	552	9,897
Cameron International Corp.* (Oil & Gas Services)	644	38,337
Campbell Soup Co. (Food)	276	11,945
Capital One Financial Corp. (Banks)	1,564	119,818
Cardinal Health, Inc. (Pharmaceuticals)	920	61,465
CareFusion Corp.* (Healthcare-Products)	368	14,654
CarMax, Inc.* (Retail)	276	12,978
Carnival Corp.—Class A (Leisure Time)	1,196	48,043
Caterpillar, Inc. (Machinery-Construction & Mining)	1,748	158,737
CBRE Group, Inc.*—Class A (Real Estate)	276	7,259
CenterPoint Energy, Inc. (Gas)	1,196	27,723
CenturyLink, Inc. (Telecommunications)	1,656	52,744
CF Industries Holdings, Inc. (Chemicals)	92	21,440
Chesapeake Energy Corp. (Oil & Gas)	736	19,975
Chevron Corp. (Oil & Gas)	5,336	666,519
Cincinnati Financial Corp. (Insurance)	368	19,272
Cisco Systems, Inc. (Telecommunications)	14,904	334,595
Citigroup, Inc. (Banks)	4,600	239,706
Citrix Systems, Inc.* (Software)	184	11,638
Cliffs Natural Resources, Inc. (Iron/Steel)	460	12,057
Clorox Co. (Household Products/Wares)	184	17,068
CME Group, Inc. (Diversified Financial Services)	920	72,184
CMS Energy Corp. (Electric)	736	19,703
Coach, Inc. (Retail)	276	15,492
Coca-Cola Co. (Beverages)	3,588	148,220
Colgate-Palmolive Co. (Cosmetics/Personal Care)	920	59,993
Computer Sciences Corp. (Computers)	368	20,564
ConAgra Foods, Inc. (Food)	1,196	40,305
ConocoPhillips (Oil & Gas)	3,404	240,493
CONSOL Energy, Inc. (Coal)	644	24,498
Consolidated Edison, Inc. (Electric)	828	45,772
Corning, Inc. (Telecommunications)	4,048	72,135
Costco Wholesale Corp. (Retail)	1,196	142,336
Covidien PLC (Healthcare-Products)	644	43,856
CSX Corp. (Transportation)	1,012	29,115
Cummins, Inc. (Machinery-Diversified)	184	25,938
CVS Caremark Corp. (Retail)	3,312	237,040
D.R. Horton, Inc. (Home Builders)	828	18,481
Darden Restaurants, Inc. (Retail)	368	20,008
DaVita, Inc.* (Healthcare-Services)	184	11,660
Deere & Co. (Machinery-Diversified)	1,104	100,828
Delphi Automotive PLC (Auto Parts & Equipment)	460	27,660
Denbury Resources, Inc.* (Oil & Gas)	1,012	16,627
DENTSPLY International, Inc. (Healthcare-Products)	184	8,920
Devon Energy Corp. (Oil & Gas)	1,104	68,304
Diamond Offshore Drilling, Inc. (Oil & Gas)	184	10,473
Dollar General Corp.* (Retail)	460	27,747
Dominion Resources, Inc. (Electric)	828	53,563
Dover Corp. (Miscellaneous Manufacturing)	184	17,763
Dr. Pepper Snapple Group, Inc. (Beverages)	276	13,447
DTE Energy Co. (Electric)	460	30,539
Duke Energy Corp. (Electric)	1,932	133,327
E*TRADE Financial Corp.* (Diversified Financial Services)	276	5,421
E.I. du Pont de Nemours & Co. (Chemicals)	1,104	71,727
Eaton Corp. (Miscellaneous Manufacturing)	736	56,025
eBay, Inc.* (Internet)	1,104	60,598
Edison International (Electric)	920	42,596
Edwards Lifesciences Corp.* (Healthcare-Products)	184	12,100
Eli Lilly & Co. (Pharmaceuticals)	2,760	140,760
EMC Corp. (Computers)	5,704	143,456
Emerson Electric Co. (Electrical Components & Equipment)	736	51,652
Ensco PLC ADR—Class A (Oil & Gas)	644	36,824
Entergy Corp. (Electric)	460	29,104
Equity Residential (REIT)	460	23,860
Exelon Corp. (Electric)	2,392	65,517
Expedia, Inc. (Internet)	92	6,409

See accompanying notes to financial statements.

54  :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Expeditors International of Washington, Inc. (Transportation)	276		$12,213
Express Scripts Holding Co.* (Pharmaceuticals)	2,208		155,090
Exxon Mobil Corp. (Oil & Gas)	12,236		1,238,282
F5 Networks, Inc.* (Internet)	92		8,359
Family Dollar Stores, Inc. (Retail)	276		17,932
FedEx Corp. (Transportation)	460		66,134
First Horizon National Corp. (Banks)	—	(a)	5
FirstEnergy Corp. (Electric)	1,196		39,444
FLIR Systems, Inc. (Electronics)	92		2,769
Fluor Corp. (Engineering & Construction)	460		36,934
Ford Motor Co. (Auto Manufacturers)	11,040		170,347
Forest Laboratories, Inc.* (Pharmaceuticals)	276		16,568
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,852		107,635
Frontier Communications Corp. (Telecommunications)	2,760		12,834
GameStop Corp.—Class A (Retail)	184		9,064
Gannett Co., Inc. (Media)	644		19,050
Garmin, Ltd. (Electronics)	184		8,504
General Dynamics Corp. (Aerospace/Defense)	460		43,954
General Electric Co. (Miscellaneous Manufacturing)	28,244		791,680
General Growth Properties, Inc. (REIT)	828		16,618
General Mills, Inc. (Food)	828		41,325
General Motors Co.* (Auto Manufacturers)	3,220		131,601
Genuine Parts Co. (Distribution/Wholesale)	276		22,960
Genworth Financial, Inc.*—Class A (Insurance)	1,380		21,431
H & R Block, Inc. (Commercial Services)	276		8,015
Harris Corp. (Telecommunications)	184		12,845
Hartford Financial Services Group, Inc. (Insurance)	1,288		46,664
Hasbro, Inc. (Toys/Games/Hobbies)	184		10,122
HCP, Inc. (REIT)	1,288		46,780
Health Care REIT, Inc. (REIT)	276		14,785
Hess Corp. (Oil & Gas)	828		68,724
Hewlett-Packard Co. (Computers)	5,336		149,301
Honeywell International, Inc. (Electronics)	736		67,248
Hormel Foods Corp. (Food)	184		8,311
Hospira, Inc.* (Healthcare-Products)	276		11,393
Host Hotels & Resorts, Inc. (REIT)	736		14,308
Hudson City Bancorp, Inc. (Savings & Loans)	1,288		12,146
Humana, Inc. (Healthcare-Services)	460		47,481
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	552		46,412
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	368		22,669
Integrys Energy Group, Inc. (Electric)	184		10,011
Intel Corp. (Semiconductors)	13,892		360,635
International Business Machines Corp. (Computers)	1,564		293,359
International Flavors & Fragrances, Inc. (Chemicals)	92		7,910
International Game Technology (Entertainment)	276		5,012
International Paper Co. (Forest Products & Paper)	1,196		58,640
Iron Mountain, Inc. (Commercial Services)	276		8,377
J.P. Morgan Chase & Co. (Banks)	10,488		613,339
Jabil Circuit, Inc. (Electronics)	552		9,627
Jacobs Engineering Group, Inc.* (Engineering & Construction)	368		23,180
Johnson & Johnson (Pharmaceuticals)	3,220		294,920
Joy Global, Inc. (Machinery-Construction & Mining)	276		16,143
Juniper Networks, Inc.* (Telecommunications)	1,380		31,147
Kellogg Co. (Food)	368		22,474
Kimberly-Clark Corp. (Household Products/Wares)	460		48,051
Kimco Realty Corp. (REIT)	644		12,719
Kohls Corp. (Retail)	552		31,326
Kroger Co. (Food)	1,472		58,188
L Brands, Inc. (Retail)	276		17,071
L-3 Communications Holdings, Inc. (Aerospace/Defense)	276		29,493
Laboratory Corp. of America Holdings* (Healthcare-Services)	92		8,406
Lam Research Corp.* (Semiconductors)	184		10,019
Legg Mason, Inc. (Diversified Financial Services)	276		12,000
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	368		11,386
Lennar Corp.—Class A (Home Builders)	276		10,919
Leucadia National Corp. (Holding Companies-Diversified)	460		13,036
Life Technologies Corp.* (Healthcare-Products)	184		13,947
Lincoln National Corp. (Insurance)	368		18,996
Linear Technology Corp. (Semiconductors)	276		12,572
Lockheed Martin Corp. (Aerospace/Defense)	276		41,030
Loews Corp. (Insurance)	828		39,943
Lowe’s Cos., Inc. (Retail)	1,196		59,262
LSI Logic Corp. (Semiconductors)	460		5,069
M&T Bank Corp. (Banks)	368		42,843
Macy’s, Inc. (Retail)	1,012		54,041
Marathon Oil Corp. (Oil & Gas)	1,932		68,200
Marathon Petroleum Corp. (Oil & Gas)	460		42,196
Marriott International, Inc.—Class A (Lodging)	276		13,639
Marsh & McLennan Cos., Inc. (Insurance)	552		26,695
Masco Corp. (Building Materials)	368		8,379
Mattel, Inc. (Toys/Games/Hobbies)	368		17,509
McCormick & Co., Inc. (Food)	184		12,681
McDonald’s Corp. (Retail)	1,196		116,047
McGraw Hill Financial, Inc. (Commercial Services)	276		21,583
McKesson Corp. (Pharmaceuticals)	368		59,395
MeadWestvaco Corp. (Forest Products & Paper)	460		16,988
Medtronic, Inc. (Healthcare-Products)	1,196		68,639
Merck & Co., Inc. (Pharmaceuticals)	4,324		216,416
MetLife, Inc. (Insurance)	3,128		168,662
Molson Coors Brewing Co.—Class B (Beverages)	460		25,829
Mondelez International, Inc.—Class A (Food)	4,876		172,124
Morgan Stanley Dean Witter & Co. (Banks)	3,864		121,175
Motorola Solutions, Inc. (Telecommunications)	368		24,840
Murphy Oil Corp. (Oil & Gas)	460		29,845
Nabors Industries, Ltd. (Oil & Gas)	736		12,505
NASDAQ Stock Market, Inc. (Diversified Financial Services)	368		14,646
National Oilwell Varco, Inc. (Oil & Gas Services)	644		51,217
Neilsen Holdings N.V. (Media)	276		12,666
NetApp, Inc. (Computers)	276		11,355
Newell Rubbermaid, Inc. (Housewares)	368		11,927
Newfield Exploration Co.* (Oil & Gas)	184		4,532
Newmont Mining Corp. (Mining)	1,380		31,781
NextEra Energy, Inc. (Electric)	1,196		102,403
NiSource, Inc. (Gas)	920		30,250
Noble Corp. PLC (Oil & Gas)	736		27,578
Nordstrom, Inc. (Retail)	184		11,371
Northeast Utilities System (Electric)	920		38,999
Northern Trust Corp. (Banks)	644		39,857
Northrop Grumman Corp. (Aerospace/Defense)	368		42,176

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value ::  55

Common Stocks, continued

	Shares	Value
NRG Energy, Inc. (Electric)	920	$26,422
Nucor Corp. (Iron/Steel)	920	49,109
NVIDIA Corp. (Semiconductors)	828	13,265
Occidental Petroleum Corp. (Oil & Gas)	1,196	113,740
ONEOK, Inc. (Pipelines)	552	34,323
Oracle Corp. (Software)	4,508	172,477
Owens-Illinois, Inc.* (Packaging & Containers)	184	6,584
Pall Corp. (Miscellaneous Manufacturing)	92	7,852
Parker Hannifin Corp. (Miscellaneous Manufacturing)	184	23,670
Patterson Cos., Inc. (Healthcare-Products)	276	11,371
Paychex, Inc. (Software)	276	12,566
Peabody Energy Corp. (Coal)	736	14,374
Pentair, Ltd. (Miscellaneous Manufacturing)	184	14,291
People’s United Financial, Inc. (Savings & Loans)	460	6,955
Pepco Holdings, Inc. (Electric)	736	14,080
PepsiCo, Inc. (Beverages)	1,840	152,609
PerkinElmer, Inc. (Electronics)	184	7,586
PetSmart, Inc. (Retail)	184	13,386
Pfizer, Inc. (Pharmaceuticals)	9,200	281,796
PG&E Corp. (Electric)	1,288	51,881
Philip Morris International, Inc. (Agriculture)	1,932	168,335
Phillips 66 (Oil & Gas)	1,656	127,727
Pinnacle West Capital Corp. (Electric)	276	14,606
Plum Creek Timber Co., Inc. (REIT)	184	8,558
PNC Financial Services Group (Banks)	1,472	114,198
PPL Corp. (Electric)	1,748	52,597
Praxair, Inc. (Chemicals)	368	47,851
Principal Financial Group, Inc. (Insurance)	368	18,146
Procter & Gamble Co. (Cosmetics/Personal Care)	3,680	299,589
Progressive Corp. (Insurance)	1,564	42,650
Prologis, Inc. (REIT)	552	20,396
Public Service Enterprise Group, Inc. (Electric)	1,380	44,215
Public Storage, Inc. (REIT)	184	27,696
PulteGroup, Inc. (Home Builders)	920	18,740
PVH Corp. (Retail)	92	12,514
QEP Resources, Inc. (Oil & Gas)	460	14,099
Quanta Services, Inc.* (Commercial Services)	368	11,614
Quest Diagnostics, Inc. (Healthcare-Services)	368	19,703
Ralph Lauren Corp. (Apparel)	92	16,244
Raytheon Co. (Aerospace/Defense)	460	41,722
Regions Financial Corp. (Banks)	1,932	19,107
Republic Services, Inc. (Environmental Control)	736	24,435
Reynolds American, Inc. (Agriculture)	460	22,995
Rockwell Collins, Inc. (Aerospace/Defense)	184	13,601
Roper Industries, Inc. (Machinery-Diversified)	92	12,759
Rowan Cos. PLC*—Class A (Oil & Gas)	368	13,012
Ryder System, Inc. (Transportation)	184	13,576
SCANA Corp. (Electric)	368	17,270
Sempra Energy (Gas)	644	57,805
Sigma-Aldrich Corp. (Chemicals)	184	17,298
Simon Property Group, Inc. (REIT)	368	55,996
Snap-on, Inc. (Hand/Machine Tools)	92	10,076
Southern Co. (Electric)	2,484	102,118
Southwestern Energy Co.* (Oil & Gas)	460	18,092
Spectra Energy Corp. (Pipelines)	1,012	36,047
Stanley Black & Decker, Inc. (Hand/Machine Tools)	460	37,117
Staples, Inc. (Retail)	1,840	29,238
State Street Corp. (Banks)	552	40,511
SunTrust Banks, Inc. (Banks)	1,472	54,184
Symantec Corp. (Internet)	920	21,694
Sysco Corp. (Food)	1,656	59,782
Target Corp. (Retail)	1,748	110,596
TE Connectivity, Ltd. (Electronics)	460	25,351
TECO Energy, Inc. (Electric)	552	9,516
Tenet Healthcare Corp.* (Healthcare-Services)	184	7,750
Teradata Corp.* (Computers)	184	8,370
Tesoro Petroleum Corp. (Oil & Gas)	368	21,528
Texas Instruments, Inc. (Semiconductors)	1,196	52,515
The ADT Corp. (Commercial Services)	552	22,339
The AES Corp. (Electric)	1,840	26,698
The Chubb Corp. (Insurance)	736	71,120
The Dow Chemical Co. (Chemicals)	3,404	151,138
The Gap, Inc. (Retail)	276	10,786
The Goldman Sachs Group, Inc. (Banks)	1,196	212,003
The Home Depot, Inc. (Retail)	1,380	113,629
The JM Smucker Co.—Class A (Food)	184	19,066
The Mosaic Co. (Chemicals)	920	43,488
The Travelers Cos., Inc. (Insurance)	1,012	91,626
The Williams Cos., Inc. (Pipelines)	1,012	39,033
Time Warner, Inc. (Media)	1,104	76,971
Transocean, Ltd. (Oil & Gas)	920	45,466
Twenty-First Century Fox, Inc.—Class A (Media)	2,484	87,387
Tyco International, Ltd. (Electronics)	644	26,430
Tyson Foods, Inc.—Class A (Food)	736	24,627
U.S. Bancorp (Banks)	2,392	96,637
United States Steel Corp. (Iron/Steel)	368	10,856
United Technologies Corp. (Aerospace/Defense)	1,012	115,167
UnitedHealth Group, Inc. (Healthcare-Services)	2,852	214,756
UnumProvident Corp. (Insurance)	736	25,819
Urban Outfitters, Inc.* (Retail)	92	3,413
Valero Energy Corp. (Oil & Gas)	1,472	74,189
Varian Medical Systems, Inc.* (Healthcare-Products)	92	7,147
Ventas, Inc. (REIT)	460	26,349
Verizon Communications, Inc. (Telecommunications)	3,864	189,877
Vornado Realty Trust (REIT)	184	16,337
Vulcan Materials Co. (Building Materials)	184	10,933
Walgreen Co. (Retail)	1,288	73,983
Wal-Mart Stores, Inc. (Retail)	4,508	354,735
Walt Disney Co. (Media)	1,472	112,461
Waste Management, Inc. (Environmental Control)	552	24,768
Waters Corp.* (Electronics)	92	9,200
WellPoint, Inc. (Healthcare-Services)	828	76,499
Wells Fargo & Co. (Banks)	13,340	605,636
Western Union Co. (Commercial Services)	552	9,522
Weyerhaeuser Co. (REIT)	1,656	52,280
Whirlpool Corp. (Home Furnishings)	184	28,862
Whole Foods Market, Inc. (Food)	368	21,281
Windstream Holdings, Inc. (Telecommunications)	1,656	13,215
Wisconsin Energy Corp. (Electric)	644	26,623
WPX Energy, Inc.* (Oil & Gas)	552	11,250
Xcel Energy, Inc. (Electric)	1,380	38,557
Xerox Corp. (Office/Business Equipment)	3,220	39,187
Xilinx, Inc. (Semiconductors)	368	16,899
XL Group PLC (Insurance)	828	26,364
Xylem, Inc. (Machinery-Diversified)	184	6,366
YUM! Brands, Inc. (Retail)	460	34,781
Zimmer Holdings, Inc. (Healthcare-Products)	184	17,147
Zions Bancorp (Banks)	276	8,269
Zoetis, Inc. (Pharmaceuticals)	460	15,037
TOTAL COMMON STOCKS (Cost $14,744,758)		22,155,505

See accompanying notes to financial statements.

56  :: ProFund VP Large-Cap Value :: Financial Statements

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $38,000	$38,000	$38,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,000)		38,000
TOTAL INVESTMENT SECURITIES (Cost $14,782,758)—100.1%		22,193,505
Net other assets (liabilities)—(0.1)%		(12,771)
NET ASSETS—100.0%		$22,180,734

*                                         Non-income producing security

(a)                                 Number of shares is less than 0.50

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$327,142	1.5%
Agriculture	373,611	1.7%
Apparel	16,244	0.1%
Auto Manufacturers	301,949	1.4%
Auto Parts & Equipment	27,660	0.1%
Banks	2,976,008	13.4%
Beverages	385,318	1.7%
Building Materials	19,313	0.1%
Chemicals	401,993	1.8%
Coal	38,872	0.2%
Commercial Services	81,450	0.4%
Computers	686,919	3.1%
Cosmetics/Personal Care	372,256	1.7%
Distribution/Wholesale	22,960	0.1%
Diversified Financial Services	104,251	0.5%
Electric	1,123,349	5.1%
Electrical Components & Equipment	51,652	0.2%
Electronics	180,631	0.8%
Engineering & Construction	60,114	0.3%
Entertainment	5,012	NM
Environmental Control	49,203	0.2%
Food	492,109	2.2%
Forest Products & Paper	75,628	0.3%
Gas	133,159	0.6%
Hand/Machine Tools	47,193	0.2%
Healthcare-Products	260,364	1.2%
Healthcare-Services	455,668	2.1%
Holding Companies-Diversified	13,036	0.1%
Home Builders	48,140	0.2%
Home Furnishings	28,862	0.1%
Household Products/Wares	78,972	0.4%
Housewares	11,927	0.1%
Insurance	1,692,394	7.6%
Internet	97,060	0.4%
Iron/Steel	81,856	0.4%
Leisure Time	48,043	0.2%
Lodging	13,639	0.1%
Machinery-Construction & Mining	174,879	0.8%
Machinery-Diversified	145,892	0.7%
Media	318,431	1.4%
Mining	170,711	0.8%
Miscellaneous Manufacturing	991,747	4.5%
Office/Business Equipment	39,187	0.2%
Oil & Gas	3,136,142	14.0%
Oil & Gas Services	155,646	0.7%
Packaging & Containers	27,394	0.1%
Pharmaceuticals	1,516,188	6.8%
Pipelines	109,404	0.5%
Real Estate	7,259	NM
REIT	381,671	1.7%
Retail	1,552,593	7.0%
Savings & Loans	19,101	0.1%
Semiconductors	582,044	2.6%
Software	205,968	0.9%
Telecommunications	1,261,786	5.7%
Toys/Games/Hobbies	27,631	0.1%
Transportation	147,874	0.7%
Other**	25,229	0.1%
Total	$22,180,734	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value ::  57

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$14,782,758
Securities, at value	22,155,505
Repurchase agreements, at value	38,000
Total Investment Securities, at value	22,193,505
Cash	139
Dividends and interest receivable	34,238
Receivable for capital shares issued	4,589
Prepaid expenses	403
TOTAL ASSETS	22,232,874

LIABILITIES:
Payable for capital shares redeemed	364
Advisory fees payable	12,437
Management services fees payable	1,658
Administration fees payable	686
Administrative services fees payable	7,780
Distribution fees payable	6,919
Trustee fees payable	7
Transfer agency fees payable	1,084
Fund accounting fees payable	1,342
Compliance services fees payable	283
Other accrued expenses	19,580
TOTAL LIABILITIES	52,140
NET ASSETS	$22,180,734

NET ASSETS CONSIST OF:
Capital	$24,393,421
Accumulated net investment income (loss)	186,243
Accumulated net realized gains (losses) on investments	(9,809,677)
Net unrealized appreciation (depreciation) on investments	7,410,747
NET ASSETS	$22,180,734

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	631,437

Net Asset Value (offering and redemption price per share)	$35.13

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$591,087
Interest	11
Foreign tax withholding	(213)
TOTAL INVESTMENT INCOME	590,885

EXPENSES:
Advisory fees	177,841
Management services fees	23,712
Administration fees	10,410
Transfer agency fees	16,225
Administrative services fees	73,487
Distribution fees	59,280
Custody fees	33,086
Fund accounting fees	22,938
Trustee fees	643
Compliance services fees	148
Other fees	19,183
Total Gross Expenses before reductions	436,953
Expenses reduced and reimbursed by the Advisor	(38,587)
TOTAL NET EXPENSES	398,366
NET INVESTMENT INCOME (LOSS)	192,519

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,497,880
Change in net unrealized appreciation/depreciation on investments	2,321,151
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,819,031
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,011,550

See accompanying notes to financial statements.

58  :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$192,519	$224,172
Net realized gains (losses) on investments	3,497,880	2,854,812
Change in net unrealized appreciation/depreciation on investments	2,321,151	(17,375)
Change in net assets resulting from operations	6,011,550	3,061,609
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(228,550)	(204,043)
Change in net assets resulting from distributions	(228,550)	(204,043)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,499,001	48,852,651
Dividends reinvested	228,550	204,043
Value of shares redeemed	(41,482,082)	(51,063,932)
Change in net assets resulting from capital transactions	(6,754,531)	(2,007,238)
Change in net assets	(971,531)	850,328
NET ASSETS:
Beginning of period	23,152,265	22,301,937
End of period	$22,180,734	$23,152,265
Accumulated net investment income (loss)	$186,243	$229,857
SHARE TRANSACTIONS:
Issued	1,121,028	1,869,986
Reinvested	7,454	7,903
Redeemed	(1,345,644)	(1,965,462)
Change in shares	(217,162)	(87,573)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 59

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$27.28	$23.82	$24.31	$21.74	$18.52

Investment Activities:
Net investment income (loss)(a)	0.26	0.23	0.18	0.16	0.24
Net realized and unrealized gains (losses) on investments	7.86	3.43	(0.48)	2.63	3.35
Total income (loss) from investment activities	8.12	3.66	(0.30)	2.79	3.59

Distributions to Shareholders From:
Net investment income	(0.27)	(0.20)	(0.19)	(0.22)	(0.37)

Net Asset Value, End of Period	$35.13	$27.28	$23.82	$24.31	$21.74

Total Return	29.89%	15.42%	(1.28)%	12.89%	19.47%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.93%	1.85%	1.88%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.81%	0.90%	0.76%	0.72%	1.26%

Supplemental Data:
Net assets, end of period (000’s)	$22,181	$23,152	$22,302	$33,925	$29,532
Portfolio turnover rate(b)	150%	212%	276%	329%	217%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

60 :: ProFund VP Large-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Large-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500 Growth Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 30.66%. For the same period, the Index had a total return of 32.75%(1) and a volatility of 11.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Large-Cap Growth	30.66%	17.40%	6.17%
S&P 500 Growth Index	32.75%	19.24%	7.93%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Growth	1.86%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.0%
Google, Inc.	3.8%
Microsoft Corp.	3.3%
Johnson & Johnson	1.8%
Amazon.com, Inc.	1.7%

S&P 500 Growth Index — Composition

% of Index
Consumer, Non-cyclical	25%
Technology	18%
Communications	16%
Industrial	12%
Consumer, Cyclical	10%
Financial	10%
Energy	6%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Growth :: 61

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.6%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,800	$392,700
AbbVie, Inc. (Pharmaceuticals)	6,860	362,277
Accenture PLC—Class A (Computers)	1,540	126,619
Actavis PLC* (Pharmaceuticals)	700	117,600
Adobe Systems, Inc.* (Software)	1,960	117,365
Agilent Technologies, Inc. (Electronics)	980	56,046
Air Products & Chemicals, Inc. (Chemicals)	560	62,597
Airgas, Inc. (Chemicals)	140	15,659
Akamai Technologies, Inc.* (Software)	700	33,026
Alexion Pharmaceuticals, Inc.* (Biotechnology)	840	111,770
Allegion PLC* (Electronics)	93	4,110
Allergan, Inc. (Pharmaceuticals)	1,260	139,961
Alliance Data Systems Corp.* (Commercial Services)	140	36,810
Altera Corp. (Semiconductors)	560	18,217
Altria Group, Inc. (Agriculture)	4,480	171,987
Amazon.com, Inc.* (Internet)	1,540	614,136
American Express Co. (Diversified Financial Services)	3,920	355,662
American Tower Corp. (REIT)	1,680	134,098
Ameriprise Financial, Inc. (Diversified Financial Services)	840	96,642
AmerisourceBergen Corp. (Pharmaceuticals)	420	29,530
Ametek, Inc. (Electrical Components & Equipment)	1,120	58,990
Amgen, Inc. (Biotechnology)	3,220	367,595
Amphenol Corp.—Class A (Electronics)	700	62,426
Anadarko Petroleum Corp. (Oil & Gas)	1,120	88,838
Analog Devices, Inc. (Semiconductors)	560	28,521
Aon PLC (Insurance)	1,260	105,701
Apartment Investment and Management Co.—Class A (REIT)	280	7,255
Apple Computer, Inc. (Computers)	3,920	2,199,552
Applied Materials, Inc. (Semiconductors)	2,940	52,009
Autodesk, Inc.* (Software)	980	49,323
Automatic Data Processing, Inc. (Commercial Services)	2,100	169,701
AutoZone, Inc.* (Retail)	140	66,912
AvalonBay Communities, Inc. (REIT)	280	33,104
Avon Products, Inc. (Cosmetics/Personal Care)	700	12,054
Ball Corp. (Packaging & Containers)	280	14,465
Bard (C.R.), Inc. (Healthcare-Products)	280	37,503
Baxter International, Inc. (Healthcare-Products)	1,120	77,896
Becton, Dickinson & Co. (Healthcare-Products)	840	92,812
Bed Bath & Beyond, Inc.* (Retail)	980	78,694
Best Buy Co., Inc. (Retail)	560	22,333
Biogen Idec, Inc.* (Biotechnology)	980	274,155
BlackRock, Inc. (Diversified Financial Services)	560	177,223
Boeing Co. (Aerospace/Defense)	2,940	401,280
BorgWarner, Inc. (Auto Parts & Equipment)	980	54,792
Boston Properties, Inc. (REIT)	280	28,104
Boston Scientific Corp.* (Healthcare-Products)	5,740	68,995
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,620	245,553
Brown-Forman Corp.—Class B (Beverages)	420	31,739
CA, Inc. (Software)	980	32,977
Cabot Oil & Gas Corp. (Oil & Gas)	1,820	70,543
Campbell Soup Co. (Food)	420	18,178
CareFusion Corp.* (Healthcare-Products)	420	16,724
CarMax, Inc.* (Retail)	560	26,331
CBRE Group, Inc.*—Class A (Real Estate)	840	22,092
CBS Corp.—Class B (Media)	2,380	151,701
Celgene Corp.* (Biotechnology)	1,820	307,507
Cerner Corp.* (Software)	1,260	70,232
CF Industries Holdings, Inc. (Chemicals)	140	32,626
Chesapeake Energy Corp. (Oil & Gas)	1,120	30,397
Chipotle Mexican Grill, Inc.* (Retail)	140	74,589
CIGNA Corp. (Healthcare-Services)	1,120	97,978
Cintas Corp. (Commercial Services)	420	25,028
Citigroup, Inc. (Banks)	6,020	313,702
Citrix Systems, Inc.* (Software)	560	35,420
Clorox Co. (Household Products/Wares)	280	25,973
Coach, Inc. (Retail)	700	39,291
Coca-Cola Co. (Beverages)	10,780	445,323
Coca-Cola Enterprises, Inc. (Beverages)	980	43,247
Cognizant Technology Solutions Corp.* (Computers)	1,260	127,235
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,240	146,070
Comcast Corp.—Class A (Media)	11,200	582,008
Comerica, Inc. (Banks)	840	39,934
Constellation Brands, Inc.* (Beverages)	700	49,266
Covidien PLC (Healthcare-Products)	980	66,738
Crown Castle International Corp.* (Telecommunications)	1,400	102,802
CSX Corp. (Transportation)	2,800	80,556
Cummins, Inc. (Machinery-Diversified)	560	78,943
Danaher Corp. (Miscellaneous Manufacturing)	2,520	194,544
DaVita, Inc.* (Healthcare-Services)	420	26,615
Delphi Automotive PLC (Auto Parts & Equipment)	560	33,673
Delta Air Lines, Inc. (Airlines)	3,640	99,990
DENTSPLY International, Inc. (Healthcare-Products)	280	13,574
DIRECTV*—Class A (Media)	2,100	145,089
Discover Financial Services (Diversified Financial Services)	2,100	117,495
Discovery Communications, Inc.*—Class A (Media)	980	88,612
Dollar General Corp.* (Retail)	560	33,779
Dollar Tree, Inc.* (Retail)	840	47,393
Dominion Resources, Inc. (Electric)	1,260	81,509
Dover Corp. (Miscellaneous Manufacturing)	560	54,062
Dr. Pepper Snapple Group, Inc. (Beverages)	420	20,462
Dun & Bradstreet Corp. (Software)	140	17,185
E*TRADE Financial Corp.* (Diversified Financial Services)	700	13,748
E.I. du Pont de Nemours & Co. (Chemicals)	2,240	145,533
Eastman Chemical Co. (Chemicals)	700	56,490
Eaton Corp. (Miscellaneous Manufacturing)	840	63,941
eBay, Inc.* (Internet)	3,360	184,430
Ecolab, Inc. (Chemicals)	1,120	116,782
Edwards Lifesciences Corp.* (Healthcare-Products)	280	18,413
Electronic Arts, Inc.* (Software)	1,260	28,904
Emerson Electric Co. (Electrical Components & Equipment)	1,820	127,728
EOG Resources, Inc. (Oil & Gas)	1,120	187,981
EQT Corp. (Oil & Gas)	700	62,846
Equifax, Inc. (Commercial Services)	560	38,690
Equity Residential (REIT)	700	36,309
Expedia, Inc. (Internet)	280	19,505

See accompanying notes to financial statements.

62 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares		Value
Expeditors International of Washington, Inc. (Transportation)	420		$18,585
F5 Networks, Inc.* (Internet)	280		25,441
Facebook, Inc.*—Class A (Internet)	7,000		382,619
Fastenal Co. (Distribution/Wholesale)	1,120		53,211
FedEx Corp. (Transportation)	560		80,511
Fidelity National Information Services, Inc. (Software)	1,260		67,637
Fifth Third Bancorp (Banks)	3,780		79,493
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors)	280		15,299
Fiserv, Inc.* (Software)	1,120		66,136
FLIR Systems, Inc. (Electronics)	420		12,642
Flowserve Corp. (Machinery-Diversified)	560		44,145
FMC Corp. (Chemicals)	560		42,258
FMC Technologies, Inc.* (Oil & Gas Services)	980		51,166
Forest Laboratories, Inc.* (Pharmaceuticals)	560		33,617
Fossil Group, Inc.* (Distribution/Wholesale)	280		33,583
Franklin Resources, Inc. (Diversified Financial Services)	1,680		96,986
GameStop Corp.—Class A (Retail)	280		13,793
Garmin, Ltd. (Electronics)	280		12,942
General Dynamics Corp. (Aerospace/Defense)	700		66,885
General Growth Properties, Inc. (REIT)	980		19,669
General Mills, Inc. (Food)	1,540		76,861
Genuine Parts Co. (Distribution/Wholesale)	280		23,293
Gilead Sciences, Inc.* (Biotechnology)	6,580		494,488
Google, Inc.*—Class A (Internet)	1,260		1,412,095
H & R Block, Inc. (Commercial Services)	840		24,394
Halliburton Co. (Oil & Gas Services)	3,640		184,730
Harley-Davidson, Inc. (Leisure Time)	980		67,855
Harman International Industries, Inc. (Home Furnishings)	280		22,918
Harris Corp. (Telecommunications)	280		19,547
Hasbro, Inc. (Toys/Games/Hobbies)	280		15,403
Health Care REIT, Inc. (REIT)	840		44,999
Helmerich & Payne, Inc. (Oil & Gas)	420		35,314
Honeywell International, Inc. (Electronics)	2,240		204,669
Hormel Foods Corp. (Food)	420		18,971
Hospira, Inc.* (Healthcare-Products)	280		11,558
Host Hotels & Resorts, Inc. (REIT)	2,100		40,824
Huntington Bancshares, Inc. (Banks)	3,500		33,775
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	980		82,398
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	700		43,120
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	560		125,955
International Business Machines Corp. (Computers)	1,960		367,637
International Flavors & Fragrances, Inc. (Chemicals)	140		12,037
International Game Technology (Entertainment)	700		12,712
Intuit, Inc. (Software)	1,260		96,163
Intuitive Surgical, Inc.* (Healthcare-Products)	140		53,771
Invesco, Ltd. (Diversified Financial Services)	1,960		71,344
Iron Mountain, Inc. (Commercial Services)	280		8,498
Johnson & Johnson (Pharmaceuticals)	7,140		653,953
Johnson Controls, Inc. (Auto Parts & Equipment)	2,940		150,822
Kansas City Southern Industries, Inc. (Transportation)	420		52,009
Kellogg Co. (Food)	560		34,199
KeyCorp (Banks)	3,780		50,728
Kimberly-Clark Corp. (Household Products/Wares)	980		102,371
Kimco Realty Corp. (REIT)	840		16,590
Kinder Morgan, Inc. (Pipelines)	2,940		105,840
KLA-Tencor Corp. (Semiconductors)	700		45,122
Kraft Foods Group, Inc. (Food)	2,520		135,879
L Brands, Inc. (Retail)	700		43,295
Laboratory Corp. of America Holdings* (Healthcare-Services)	140		12,792
Lam Research Corp.* (Semiconductors)	280		15,246
Lennar Corp.—Class A (Home Builders)	280		11,077
Leucadia National Corp. (Holding Companies-Diversified)	560		15,870
Life Technologies Corp.* (Healthcare-Products)	560		42,448
Lincoln National Corp. (Insurance)	560		28,907
Linear Technology Corp. (Semiconductors)	560		25,508
Lockheed Martin Corp. (Aerospace/Defense)	700		104,062
Lorillard, Inc. (Agriculture)	1,540		78,047
Lowe’s Cos., Inc. (Retail)	2,660		131,803
LSI Logic Corp. (Semiconductors)	1,540		16,971
LyondellBasell Industries N.V.—Class A (Chemicals)	1,820		146,110
Marathon Petroleum Corp. (Oil & Gas)	560		51,369
Marriott International, Inc.—Class A (Lodging)	560		27,657
Marsh & McLennan Cos., Inc. (Insurance)	1,540		74,474
Masco Corp. (Building Materials)	980		22,315
MasterCard, Inc.—Class A (Commercial Services)	420		350,893
Mattel, Inc. (Toys/Games/Hobbies)	840		39,967
McCormick & Co., Inc. (Food)	280		19,298
McDonald’s Corp. (Retail)	2,380		230,931
McGraw Hill Financial, Inc. (Commercial Services)	700		54,740
McKesson Corp. (Pharmaceuticals)	420		67,788
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	840		70,358
Medtronic, Inc. (Healthcare-Products)	2,380		136,589
Merck & Co., Inc. (Pharmaceuticals)	5,880		294,294
Michael Kors Holdings, Ltd.* (Apparel)	700		56,833
Microchip Technology, Inc. (Semiconductors)	840		37,590
Micron Technology, Inc.* (Semiconductors)	4,480		97,485
Microsoft Corp. (Software)	32,620		1,220,968
Mohawk Industries, Inc.* (Textiles)	280		41,692
Monsanto Co. (Chemicals)	2,240		261,071
Monster Beverage Corp.* (Beverages)	560		37,951
Moody’s Corp. (Commercial Services)	840		65,915
Motorola Solutions, Inc. (Telecommunications)	420		28,350
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,680		72,912
National Oilwell Varco, Inc. (Oil & Gas Services)	840		66,805
Neilsen Holdings N.V. (Media)	560		25,698
NetApp, Inc. (Computers)	980		40,317
Netflix, Inc.* (Internet)	280		103,088
Newell Rubbermaid, Inc. (Housewares)	700		22,687
Newfield Exploration Co.* (Oil & Gas)	420		10,345
News Corp.*—Class A (Media)	2,100		37,842
NIKE, Inc.—Class B (Apparel)	3,220		253,221
Noble Energy, Inc. (Oil & Gas)	1,540		104,889
Nordstrom, Inc. (Retail)	280		17,304
Norfolk Southern Corp. (Transportation)	1,260		116,966
Northrop Grumman Corp. (Aerospace/Defense)	420		48,136
NVIDIA Corp. (Semiconductors)	1,260		20,185
Occidental Petroleum Corp. (Oil & Gas)	1,540		146,454
Omnicom Group, Inc. (Advertising)	1,120		83,294
Oracle Corp. (Software)	8,120		310,671
O’Reilly Automotive, Inc.* (Retail)	420		54,058

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 63

Common Stocks, continued

	Shares	Value
Owens-Illinois, Inc.* (Packaging & Containers)	420	$15,028
PACCAR, Inc. (Auto Manufacturers)	1,540	91,122
Pall Corp. (Miscellaneous Manufacturing)	280	23,898
Parker Hannifin Corp. (Miscellaneous Manufacturing)	420	54,029
Paychex, Inc. (Software)	980	44,619
Pentair, Ltd. (Miscellaneous Manufacturing)	560	43,495
People’s United Financial, Inc. (Savings & Loans)	700	10,584
PepsiCo, Inc. (Beverages)	3,780	313,513
PerkinElmer, Inc. (Electronics)	280	11,544
Perrigo Co. PLC (Pharmaceuticals)	560	85,938
PetSmart, Inc. (Retail)	280	20,370
Pfizer, Inc. (Pharmaceuticals)	13,580	415,955
Philip Morris International, Inc. (Agriculture)	3,920	341,550
Pioneer Natural Resources Co. (Oil & Gas)	560	103,079
Pitney Bowes, Inc. (Office/Business Equipment)	840	19,572
Plum Creek Timber Co., Inc. (REIT)	420	19,534
PPG Industries, Inc. (Chemicals)	560	106,210
Praxair, Inc. (Chemicals)	700	91,021
Precision Castparts Corp. (Metal Fabricate/Hardware)	560	150,808
Priceline.com, Inc.* (Internet)	280	325,472
Principal Financial Group, Inc. (Insurance)	560	27,614
Procter & Gamble Co. (Cosmetics/Personal Care)	5,880	478,692
Prologis, Inc. (REIT)	1,260	46,557
Prudential Financial, Inc. (Insurance)	1,960	180,752
Public Storage, Inc. (REIT)	420	63,218
PVH Corp. (Retail)	280	38,086
Qualcomm, Inc. (Semiconductors)	7,280	540,539
Quanta Services, Inc.* (Commercial Services)	280	8,837
Ralph Lauren Corp. (Apparel)	140	24,720
Range Resources Corp. (Oil & Gas)	700	59,017
Raytheon Co. (Aerospace/Defense)	700	63,490
Red Hat, Inc.* (Software)	840	47,074
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	280	77,067
Regions Financial Corp. (Banks)	2,940	29,077
Reynolds American, Inc. (Agriculture)	700	34,993
Robert Half International, Inc. (Commercial Services)	560	23,514
Rockwell Automation, Inc. (Machinery-Diversified)	560	66,170
Rockwell Collins, Inc. (Aerospace/Defense)	280	20,698
Roper Industries, Inc. (Machinery-Diversified)	280	38,830
Ross Stores, Inc. (Retail)	980	73,431
Safeway, Inc. (Food)	1,120	36,478
Salesforce.com, Inc.* (Software)	2,380	131,352
SanDisk Corp. (Computers)	980	69,129
Schlumberger, Ltd. (Oil & Gas Services)	5,600	504,616
Scripps Networks Interactive—Class A (Media)	420	36,292
Seagate Technology PLC (Computers)	1,400	78,624
Sealed Air Corp. (Packaging & Containers)	840	28,601
Sherwin-Williams Co. (Chemicals)	420	77,070
Sigma-Aldrich Corp. (Chemicals)	280	26,323
Simon Property Group, Inc. (REIT)	840	127,815
SLM Corp. (Diversified Financial Services)	1,820	47,830
Snap-on, Inc. (Hand/Machine Tools)	140	15,333
Southwest Airlines Co. (Airlines)	2,940	55,390
Southwestern Energy Co.* (Oil & Gas)	840	33,037
Spectra Energy Corp. (Pipelines)	1,400	49,868
St. Jude Medical, Inc. (Healthcare-Products)	1,260	78,057
Starbucks Corp. (Retail)	3,220	252,416
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	840	66,739
State Street Corp. (Banks)	980	71,922
Stericycle, Inc.* (Environmental Control)	420	48,791
Stryker Corp. (Healthcare-Products)	1,260	94,676
Symantec Corp. (Internet)	1,680	39,614
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,120	93,822
TE Connectivity, Ltd. (Electronics)	980	54,007
Tenet Healthcare Corp.* (Healthcare-Services)	140	5,897
Teradata Corp.* (Computers)	420	19,106
Texas Instruments, Inc. (Semiconductors)	2,800	122,948
Textron, Inc. (Miscellaneous Manufacturing)	1,260	46,318
The Charles Schwab Corp. (Diversified Financial Services)	5,040	131,040
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,120	84,358
The Gap, Inc. (Retail)	700	27,356
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,120	26,712
The Hershey Co. (Food)	700	68,061
The Home Depot, Inc. (Retail)	3,920	322,773
The Interpublic Group of Cos., Inc. (Advertising)	1,820	32,214
The JM Smucker Co.—Class A (Food)	140	14,507
The Macerich Co. (REIT)	560	32,978
The Williams Cos., Inc. (Pipelines)	1,260	48,598
Thermo Fisher Scientific, Inc. (Electronics)	1,540	171,479
Tiffany & Co. (Retail)	420	38,968
Time Warner Cable, Inc. (Media)	1,260	170,730
Time Warner, Inc. (Media)	2,100	146,412
TJX Cos., Inc. (Retail)	3,080	196,288
Torchmark Corp. (Insurance)	420	32,823
Total System Services, Inc. (Commercial Services)	700	23,296
TripAdvisor, Inc.* (Internet)	420	34,789
Twenty-First Century Fox, Inc.—Class A (Media)	4,620	162,532
Tyco International, Ltd. (Electronics)	1,120	45,965
U.S. Bancorp (Banks)	4,200	169,680
Union Pacific Corp. (Transportation)	1,960	329,280
United Parcel Service, Inc.—Class B (Transportation)	3,080	323,646
United Technologies Corp. (Aerospace/Defense)	1,960	223,048
Urban Outfitters, Inc.* (Retail)	280	10,388
V.F. Corp. (Apparel)	1,680	104,731
Varian Medical Systems, Inc.* (Healthcare-Products)	280	21,753
Ventas, Inc. (REIT)	560	32,077
VeriSign, Inc.* (Internet)	560	33,477
Verizon Communications, Inc. (Telecommunications)	6,440	316,461
Vertex Pharmaceuticals, Inc.* (Biotechnology)	980	72,814
Viacom, Inc.—Class B (Media)	1,680	146,731
Visa, Inc.—Class A (Diversified Financial Services)	2,240	498,803
Vornado Realty Trust (REIT)	420	37,292
Vulcan Materials Co. (Building Materials)	280	16,638
W.W. Grainger, Inc. (Distribution/Wholesale)	280	71,518
Walgreen Co. (Retail)	1,820	104,541
Walt Disney Co. (Media)	4,760	363,664
Waste Management, Inc. (Environmental Control)	980	43,973
Waters Corp.* (Electronics)	280	28,000
Western Digital Corp. (Computers)	840	70,476
Western Union Co. (Commercial Services)	1,540	26,565
Whole Foods Market, Inc. (Food)	980	56,673
Wyndham Worldwide Corp. (Lodging)	560	41,266
Wynn Resorts, Ltd. (Lodging)	280	54,379
Xilinx, Inc. (Semiconductors)	700	32,144

See accompanying notes to financial statements.

64 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Xylem, Inc. (Machinery-Diversified)	420	$14,532
Yahoo!, Inc.* (Internet)	4,060	164,186
YUM! Brands, Inc. (Retail)	1,120	84,683
Zimmer Holdings, Inc. (Healthcare-Products)	420	39,140
Zions Bancorp (Banks)	420	12,583
Zoetis, Inc. (Pharmaceuticals)	1,400	45,766
TOTAL COMMON STOCKS (Cost $22,793,194)		36,742,601

Repurchase Agreements(c) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $174,000	$174,000	$174,000
TOTAL REPURCHASE AGREEMENTS (Cost $174,000)		174,000
TOTAL INVESTMENT SECURITIES (Cost $22,967,194)—100.1%		36,916,601
Net other assets (liabilities)—(0.1)%		(26,463)
NET ASSETS—100.0%		$36,890,138

*                 Non-income producing security

(a)         Number of shares is less than 0.50

(b)         Amount is less than $0.50.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$115,508	0.3%
Aerospace/Defense	927,599	2.5%
Agriculture	626,577	1.7%
Airlines	155,380	0.4%
Apparel	439,505	1.2%
Auto Manufacturers	91,122	0.2%
Auto Parts & Equipment	265,999	0.7%
Banks	800,894	2.2%
Beverages	941,501	2.6%
Biotechnology	1,705,396	4.6%
Building Materials	38,952	0.1%
Chemicals	1,191,786	3.2%
Commercial Services	856,881	2.3%
Computers	3,098,695	8.3%
Cosmetics/Personal Care	721,174	2.0%
Distribution/Wholesale	181,605	0.5%
Diversified Financial Services	1,826,551	5.0%
Electric	81,509	0.2%
Electrical Components & Equipment	186,718	0.5%
Electronics	663,830	1.8%
Entertainment	12,712	NM
Environmental Control	92,764	0.3%
Food	479,105	1.3%
Hand/Machine Tools	15,333	NM
Healthcare-Products	870,647	2.4%
Healthcare-Services	143,282	0.4%
Holding Companies-Diversified	15,870	NM
Home Builders	11,077	NM
Home Furnishings	22,918	0.1%
Household Products/Wares	128,344	0.3%
Housewares	22,687	0.1%
Insurance	450,271	1.2%
Internet	3,338,854	8.9%
Leisure Time	67,855	0.2%
Lodging	190,041	0.5%
Machinery-Diversified	242,620	0.7%
Media	2,057,311	5.6%
Metal Fabricate/Hardware	150,808	0.4%
Miscellaneous Manufacturing	998,505	2.7%
Office/Business Equipment	19,572	0.1%
Oil & Gas	984,109	2.7%
Oil & Gas Services	807,317	2.2%
Packaging & Containers	58,094	0.2%
Pharmaceuticals	2,635,502	7.1%
Pipelines	204,306	0.6%
Real Estate	22,092	0.1%
REIT	720,422	2.0%
Retail	2,049,806	5.6%
Savings & Loans	10,584	NM
Semiconductors	1,067,784	2.9%
Software	2,369,052	6.4%
Telecommunications	467,160	1.3%
Textiles	41,692	0.1%
Toys/Games/Hobbies	55,370	0.2%
Transportation	1,001,553	2.7%
Other**	147,537	0.4%
Total	$36,890,138	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 65

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$22,967,194
Securities, at value	36,742,601
Repurchase agreements, at value	174,000
Total Investment Securities, at value	36,916,601
Cash	533
Dividends and interest receivable	42,538
Receivable for capital shares issued	1,871
Prepaid expenses	591
TOTAL ASSETS	36,962,134

LIABILITIES:
Payable for capital shares redeemed	508
Advisory fees payable	20,050
Management services fees payable	2,673
Administration fees payable	1,101
Administrative services fees payable	11,079
Distribution fees payable	9,803
Trustee fees payable	11
Transfer agency fees payable	1,740
Fund accounting fees payable	2,155
Compliance services fees payable	349
Other accrued expenses	22,527
TOTAL LIABILITIES	71,996
NET ASSETS	$36,890,138

NET ASSETS CONSIST OF:
Capital	$27,595,068
Accumulated net investment income (loss)	42,223
Accumulated net realized gains (losses) on investments	(4,696,560)
Net unrealized appreciation (depreciation) on investments	13,949,407
NET ASSETS	$36,890,138

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	726,920
Net Asset Value (offering and redemption price per share)	$50.75

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$512,770
Interest	12
Foreign tax withholding	(15)
TOTAL INVESTMENT INCOME	512,767

EXPENSES:
Advisory fees	210,437
Management services fees	28,058
Administration fees	11,967
Transfer agency fees	18,683
Administrative services fees	89,409
Distribution fees	70,146
Custody fees	19,784
Fund accounting fees	26,026
Trustee fees	695
Compliance services fees	190
Other fees	24,314
Total Gross Expenses before reductions	499,709
Expenses reduced and reimbursed by the Advisor	(28,329)
TOTAL NET EXPENSES	471,380
NET INVESTMENT INCOME (LOSS)	41,387

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,837,481
Change in net unrealized appreciation/depreciation on investments	5,550,887
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,388,368

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,429,755

See accompanying notes to financial statements.

66 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$41,387	$91,198
Net realized gains (losses) on investments	1,837,481	3,798,195
Change in net unrealized appreciation/depreciation on investments	5,550,887	(438,469)
Change in net assets resulting from operations	7,429,755	3,450,924

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,892)	(25,940)
Change in net assets resulting from distributions	(88,892)	(25,940)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,948,043	53,294,396
Dividends reinvested	88,892	25,940
Value of shares redeemed	(21,025,272)	(61,066,735)
Change in net assets resulting from capital transactions	4,011,663	(7,746,399)
Change in net assets	11,352,526	(4,321,415)

NET ASSETS:
Beginning of period	25,537,612	29,859,027
End of period	$36,890,138	$25,537,612
Accumulated net investment income (loss)	$42,223	$95,221

SHARE TRANSACTIONS:
Issued	545,502	1,401,600
Reinvested	2,063	688
Redeemed	(475,824)	(1,609,982)
Change in shares	71,741	(207,694)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 67

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$38.98	$34.60	$33.56	$29.67	$22.87

Investment Activities:
Net investment income (loss)(a)	0.07	0.12	0.03	— (b)	0.02
Net realized and unrealized gains (losses) on investments	11.86	4.29	1.01	3.91	6.78
Total income (loss) from investment activities	11.93	4.41	1.04	3.91	6.80

Distributions to Shareholders From:
Net investment income	(0.16)	(0.03)	—	(0.02)	—

Net Asset Value, End of Period	$50.75	$38.98	$34.60	$33.56	$29.67

Total Return	30.66%	12.72%	3.13%	13.18%	29.73%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.86%	1.84%	1.83%	1.84%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.15%	0.31%	0.08%	(0.01)%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$36,890	$25,538	$29,859	$36,264	$44,258
Portfolio turnover rate(c)	81%	177%	306%	232%	224%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

68 :: ProFund VP Mid-Cap Value :: Management Discussion of Fund Performance

ProFund VP Mid-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 32.16%. For the same period, the Index had a total return of 34.25%(1) and a volatility of 12.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is a designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Value	32.16%	18.46%	7.84%
S&P MidCap 400 Value Index	34.25%	20.58%	9.98%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Value	1.93%	1.70%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HollyFrontier Corp.	1.3%
SL Green Realty Corp.	1.2%
Fidelity National Title Group, Inc.	1.1%
Realty Income Corp.	1.0%
New York Community Bancorp	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financial	29%
Industrial	16%
Consumer, Non-cyclical	15%
Consumer, Cyclical	11%
Utilities	8%
Basic Materials	7%
Technology	6%
Communications	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from December 31, 2003 to December 16, 2005 and the S&P MidCap 400 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap Value :: 69

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.8%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	2,967	$87,230
Abercrombie & Fitch Co.—Class A (Retail)	2,967	97,644
ADTRAN, Inc. (Telecommunications)	1,161	31,359
Advance Auto Parts, Inc. (Retail)	1,161	128,499
Advanced Micro Devices, Inc.* (Semiconductors)	12,513	48,425
Aecom Technology Corp.* (Engineering & Construction)	3,741	110,098
AGCO Corp. (Machinery-Diversified)	3,483	206,159
Albemarle Corp. (Chemicals)	1,677	106,305
Alexandria Real Estate Equities, Inc. (REIT)	2,709	172,347
Alleghany Corp.* (Insurance)	645	257,974
Alliant Energy Corp. (Electric)	4,257	219,661
Alliant Techsystems, Inc. (Aerospace/Defense)	645	78,484
Allscripts Healthcare Solutions, Inc.* (Software)	2,838	43,875
Alpha Natural Resources, Inc.* (Coal)	8,514	60,790
American Campus Communities, Inc. (REIT)	3,999	128,808
American Eagle Outfitters, Inc. (Retail)	6,450	92,880
American Financial Group, Inc. (Insurance)	2,709	156,363
ANN, Inc.* (Retail)	1,806	66,027
AOL, Inc.* (Internet)	2,967	138,322
Apollo Group, Inc.*—Class A (Commercial Services)	3,870	105,727
Apollo Investment Corp. (Investment Companies)	8,643	73,293
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,161	78,727
Aqua America, Inc. (Water)	3,483	82,164
Arrow Electronics, Inc.* (Distribution/Wholesale)	3,870	209,947
Arthur J. Gallagher & Co. (Insurance)	2,193	102,917
Ascena Retail Group, Inc.* (Retail)	4,902	103,726
Ashland, Inc. (Chemicals)	2,709	262,880
Aspen Insurance Holdings, Ltd. (Insurance)	2,580	106,580
Astoria Financial Corp. (Savings & Loans)	3,225	44,602
Atmel Corp.* (Semiconductors)	9,288	72,725
Atmos Energy Corp. (Gas)	3,483	158,198
Atwood Oceanics, Inc.* (Oil & Gas)	2,193	117,084
Avnet, Inc. (Electronics)	5,289	233,297
Bank of Hawaii Corp. (Banks)	903	53,403
Big Lots, Inc.* (Retail)	2,193	70,812
Bill Barrett Corp.* (Oil & Gas)	1,032	27,637
BioMed Realty Trust, Inc. (REIT)	7,353	133,236
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	774	95,674
Black Hills Corp. (Electric)	1,677	88,059
Bob Evans Farms, Inc. (Retail)	516	26,104
BRE Properties, Inc.—Class A (REIT)	1,032	56,461
Brown & Brown, Inc. (Insurance)	2,193	68,838
Cabela’s, Inc.* (Retail)	903	60,194
Cabot Corp. (Chemicals)	2,322	119,351
Cadence Design Systems, Inc.* (Computers)	3,612	50,640
Camden Property Trust (REIT)	3,225	183,438
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,161	92,183
Carpenter Technology Corp. (Iron/Steel)	774	48,143
Chico’s FAS, Inc. (Retail)	3,354	63,189
Church & Dwight, Inc. (Household Products/Wares)	2,451	162,452
Cimarex Energy Co. (Oil & Gas)	1,290	135,335
Cinemark Holdings, Inc. (Entertainment)	2,193	73,092
Clarcor, Inc. (Miscellaneous Manufacturing)	903	58,108
Clean Harbors, Inc.* (Environmental Control)	2,064	123,757
Cleco Corp. (Electric)	2,322	108,252
Commerce Bancshares, Inc. (Banks)	1,806	81,107
Commercial Metals Co. (Iron/Steel)	4,515	91,790
Community Health Systems, Inc.* (Healthcare-Services)	3,612	141,844
Compass Minerals International, Inc. (Mining)	774	61,959
Compuware Corp. (Software)	4,902	54,951
Convergys Corp. (Commercial Services)	3,870	81,464
Con-way, Inc. (Transportation)	1,161	46,103
Corporate Office Properties Trust (REIT)	3,354	79,456
Corrections Corp. of America (REIT)	4,386	140,659
Crane Co. (Miscellaneous Manufacturing)	903	60,727
CST Brands, Inc. (Retail)	2,838	104,212
Cullen/Frost Bankers, Inc. (Banks)	1,161	86,413
Cypress Semiconductor Corp. (Semiconductors)	3,096	32,508
Cytec Industries, Inc. (Chemicals)	774	72,106
Dean Foods Co.* (Food)	3,612	62,090
DeVry, Inc. (Commercial Services)	2,193	77,852
Dick’s Sporting Goods, Inc. (Retail)	3,870	224,847
Diebold, Inc. (Computers)	1,419	46,841
Domtar Corp. (Forest Products & Paper)	1,290	121,699
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,064	89,701
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,161	69,230
DST Systems, Inc. (Computers)	516	46,822
Duke Realty Corp. (REIT)	7,740	116,410
Eaton Vance Corp. (Diversified Financial Services)	1,806	77,279
Energen Corp. (Oil & Gas)	1,161	82,141
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,290	139,630
Equinix, Inc.* (Internet)	774	137,347
Equity One, Inc. (REIT)	1,419	31,842
Essex Property Trust, Inc. (REIT)	645	92,564
Esterline Technologies Corp.* (Aerospace/Defense)	1,161	118,376
Everest Re Group, Ltd. (Insurance)	1,806	281,501
Exelis, Inc. (Aerospace/Defense)	7,224	137,689
FactSet Research Systems, Inc. (Media)	516	56,027
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,902	65,442
Federal Realty Investment Trust (REIT)	1,161	117,737
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,806	52,013
Fidelity National Title Group, Inc.—Class A (Insurance)	9,546	309,769
First American Financial Corp. (Insurance)	3,999	112,772
First Horizon National Corp. (Banks)	9,030	105,201
First Niagara Financial Group, Inc. (Savings & Loans)	13,545	143,848
FirstMerit Corp. (Banks)	3,225	71,692
Flowers Foods, Inc. (Food)	2,064	44,314
Foot Locker, Inc. (Retail)	5,676	235,214
FTI Consulting, Inc.* (Commercial Services)	645	26,535
Fulton Financial Corp. (Banks)	7,353	96,177
GATX Corp. (Trucking & Leasing)	1,806	94,219
General Cable Corp. (Electrical Components & Equipment)	1,935	56,908
Granite Construction, Inc. (Engineering & Construction)	1,419	49,637
Great Plains Energy, Inc. (Electric)	5,934	143,840

See accompanying notes to financial statements.

70 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Greenhill & Co., Inc. (Diversified Financial Services)	516	$29,897
Greif, Inc.—Class A (Packaging & Containers)	1,161	60,836
GUESS?, Inc. (Retail)	2,322	72,145
Hancock Holding Co. (Banks)	3,096	113,562
Hanover Insurance Group, Inc. (Insurance)	1,677	100,134
Harris Teeter Supermarkets, Inc. (Food)	1,935	95,492
Harsco Corp. (Miscellaneous Manufacturing)	1,677	47,006
Hawaiian Electric Industries, Inc. (Electric)	3,870	100,852
HCC Insurance Holdings, Inc. (Insurance)	3,870	178,562
Health Management Associates, Inc.*—Class A (Healthcare-Services)	5,934	77,735
Health Net, Inc.* (Healthcare-Services)	3,096	91,858
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,741	86,716
Henry Schein, Inc.* (Healthcare-Products)	1,419	162,134
Herman Miller, Inc. (Office Furnishings)	774	22,848
Highwoods Properties, Inc. (REIT)	1,935	69,989
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,032	42,663
Hillshire Brands Co. (Food)	4,773	159,610
HMS Holdings Corp.* (Commercial Services)	1,161	26,390
HollyFrontier Corp. (Oil & Gas)	7,611	378,191
Hologic, Inc.* (Healthcare-Products)	4,257	95,144
Home Properties, Inc. (REIT)	2,193	117,589
Hospitality Properties Trust (REIT)	5,676	153,422
HSN, Inc. (Retail)	1,290	80,367
Hubbell, Inc.—Class B (Electrical Components & Equipment)	903	98,337
Huntington Ingalls Industries, Inc. (Shipbuilding)	903	81,279
IDACORP, Inc. (Electric)	1,935	100,310
IDEXX Laboratories, Inc.* (Healthcare-Products)	774	82,330
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	5,934	139,212
Ingredion, Inc. (Food)	2,967	203,122
Integrated Device Technology, Inc.* (Semiconductors)	1,935	19,718
InterDigital, Inc. (Telecommunications)	1,032	30,434
International Bancshares Corp. (Banks)	2,193	57,873
International Rectifier Corp.* (Semiconductors)	2,709	70,624
International Speedway Corp.—Class A (Entertainment)	1,032	36,626
Intersil Corp.—Class A (Semiconductors)	4,902	56,226
Intrepid Potash, Inc.* (Chemicals)	2,064	32,694
Itron, Inc.* (Electronics)	1,548	64,134
ITT Corp. (Miscellaneous Manufacturing)	2,064	89,619
J.C. Penney Co., Inc.* (Retail)	11,739	107,412
Janus Capital Group, Inc. (Diversified Financial Services)	5,676	70,212
JDS Uniphase Corp.* (Telecommunications)	3,225	41,861
JetBlue Airways Corp.* (Airlines)	8,385	71,692
John Wiley & Sons, Inc. (Media)	1,806	99,691
Jones Lang LaSalle, Inc. (Real Estate)	1,677	171,708
KB Home (Home Builders)	3,225	58,953
KBR, Inc. (Engineering & Construction)	5,676	181,007
Kemper Corp. (Insurance)	1,935	79,103
Kennametal, Inc. (Hand/Machine Tools)	1,806	94,038
Kilroy Realty Corp. (REIT)	1,677	84,152
Lamar Advertising Co.*—Class A (Advertising)	903	47,182
Lancaster Colony Corp. (Food)	387	34,114
Landstar System, Inc. (Transportation)	1,032	59,289
Leidos Holdings, Inc. (Commercial Services)	2,838	131,938
Lender Processing Services, Inc. (Commercial Services)	1,806	67,508
Lennox International, Inc. (Building Materials)	516	43,891
Lexmark International, Inc.—Class A (Computers)	2,322	82,477
Liberty Property Trust (REIT)	2,838	96,123
Life Time Fitness, Inc.* (Leisure Time)	1,548	72,756
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,806	95,429
Louisiana-Pacific Corp.* (Building Materials)	2,838	52,531
M.D.C. Holdings, Inc.* (Home Builders)	1,548	49,908
Mack-Cali Realty Corp. (REIT)	3,354	72,044
Mallinckrodt PLC* (Pharmaceuticals)	2,193	114,606
Manpower, Inc. (Commercial Services)	2,967	254,746
ManTech International Corp.—Class A (Software)	903	27,027
Martin Marietta Materials (Building Materials)	903	90,246
Matson, Inc. (Transportation)	1,677	43,786
Matthews International Corp.—Class A (Commercial Services)	645	27,483
MDU Resources Group, Inc. (Electric)	7,224	220,693
Mednax, Inc.* (Healthcare-Services)	1,290	68,860
Mercury General Corp. (Insurance)	1,419	70,538
Meredith Corp. (Media)	516	26,729
Micros Systems, Inc.* (Computers)	1,032	59,206
Mid-America Apartment Communities, Inc. (REIT)	1,677	101,861
Mine Safety Appliances Co. (Environmental Control)	516	26,424
Minerals Technologies, Inc. (Chemicals)	516	30,996
MSC Industrial Direct Co.—Class A (Retail)	903	73,026
Murphy USA, Inc.* (Oil & Gas)	1,677	69,696
National Fuel Gas Co. (Gas)	1,806	128,948
National Instruments Corp. (Electronics)	1,290	41,306
National Retail Properties, Inc. (REIT)	4,644	140,853
NCR Corp.* (Computers)	2,838	96,662
New York Community Bancorp (Savings & Loans)	16,899	284,748
NewMarket Corp. (Chemicals)	129	43,105
NVR, Inc.* (Home Builders)	129	132,355
Office Depot, Inc.* (Retail)	10,449	55,275
OGE Energy Corp. (Electric)	7,611	258,013
Olin Corp. (Chemicals)	3,096	89,320
Omnicare, Inc. (Pharmaceuticals)	2,451	147,942
Oshkosh Truck Corp. (Auto Manufacturers)	3,354	168,975
Owens & Minor, Inc. (Distribution/Wholesale)	2,451	89,609
Plantronics, Inc. (Telecommunications)	645	29,960
PNM Resources, Inc. (Electric)	3,096	74,676
Polycom, Inc.* (Telecommunications)	5,418	60,843
Post Holdings, Inc.* (Food)	1,290	63,558
Potlatch Corp. (REIT)	774	32,307
Primerica, Inc. (Insurance)	2,064	88,566
Prosperity Bancshares, Inc. (Banks)	903	57,241
Protective Life Corp. (Insurance)	2,967	150,308
Questar Corp. (Gas)	3,612	83,040
R.R. Donnelley & Sons Co. (Commercial Services)	2,709	54,939
Raymond James Financial Corp. (Diversified Financial Services)	4,773	249,103
Rayonier, Inc. (REIT)	2,838	119,480
Realty Income Corp. (REIT)	7,869	293,749
Regal-Beloit Corp. (Hand/Machine Tools)	1,677	123,629
Regency Centers Corp. (REIT)	1,935	89,591
Reinsurance Group of America, Inc. (Insurance)	2,709	209,704
Reliance Steel & Aluminum Co. (Iron/Steel)	2,967	225,017
Rent-A-Center, Inc. (Commercial Services)	2,064	68,814
ResMed, Inc. (Healthcare-Products)	1,935	91,100
RF Micro Devices, Inc.* (Telecommunications)	10,836	55,914
Riverbed Technology, Inc.* (Computers)	2,709	48,979

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 71

Common Stocks, continued

	Shares	Value
Rock-Tenn Co.—Class A (Packaging & Containers)	1,548	$162,556
Rollins, Inc. (Commercial Services)	903	27,352
Rovi Corp.* (Semiconductors)	3,870	76,200
Royal Gold, Inc. (Mining)	2,451	112,917
RPM, Inc. (Chemicals)	2,322	96,386
Science Applications International Corp. (Commercial Services)	1,548	51,192
Semtech Corp.* (Semiconductors)	1,290	32,611
Senior Housing Properties Trust (REIT)	3,999	88,898
Sensient Technologies Corp. (Chemicals)	1,935	93,886
Service Corp. International (Commercial Services)	3,354	60,808
Signet Jewelers, Ltd. (Retail)	1,419	111,675
Silgan Holdings, Inc. (Packaging & Containers)	1,677	80,530
Silicon Laboratories, Inc.* (Semiconductors)	1,548	67,044
Skyworks Solutions, Inc.* (Semiconductors)	2,580	73,685
SL Green Realty Corp. (REIT)	3,612	333,676
Solera Holdings, Inc. (Software)	903	63,896
Sonoco Products Co. (Packaging & Containers)	3,870	161,456
SPX Corp. (Miscellaneous Manufacturing)	1,677	167,046
StanCorp Financial Group, Inc. (Insurance)	1,677	111,101
Steel Dynamics, Inc. (Iron/Steel)	8,514	166,364
STERIS Corp. (Healthcare-Products)	903	43,389
SunEdison, Inc.* (Semiconductors)	2,967	38,719
Superior Energy Services, Inc.* (Oil & Gas Services)	6,063	161,337
Synopsys, Inc.* (Computers)	3,354	136,072
Taubman Centers, Inc. (REIT)	1,161	74,211
TCF Financial Corp. (Banks)	6,321	102,716
Tech Data Corp.* (Electronics)	1,419	73,220
Techne Corp. (Healthcare-Products)	516	48,850
Teleflex, Inc. (Healthcare-Products)	774	72,648
Telephone & Data Systems, Inc. (Telecommunications)	3,741	96,443
Teradyne, Inc.* (Semiconductors)	7,353	129,561
The Brink’s Co. (Commercial Services)	1,806	61,656
The Cheesecake Factory, Inc. (Retail)	645	31,134
The Cooper Cos., Inc. (Healthcare-Products)	774	95,852
The New York Times Co.—Class A (Media)	4,773	75,748
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	903	56,185
The Timken Co. (Metal Fabricate/Hardware)	3,096	170,497
The Valspar Corp. (Chemicals)	1,419	101,161
Thor Industries, Inc. (Home Builders)	903	49,873
Thoratec Corp.* (Healthcare-Products)	1,032	37,771
Tibco Software, Inc.* (Internet)	2,709	60,898
Tidewater, Inc. (Transportation)	1,935	114,687
Tootsie Roll Industries, Inc. (Food)	387	12,593
Triumph Group, Inc. (Aerospace/Defense)	1,935	147,195
Trustmark Corp. (Banks)	2,580	69,247
tw telecom, Inc.* (Telecommunications)	2,580	78,613
UDR, Inc. (REIT)	5,547	129,522
UGI Corp. (Gas)	4,386	181,844
Unit Corp.* (Oil & Gas)	1,677	86,567
United Natural Foods, Inc.* (Food)	1,935	145,880
Universal Corp. (Agriculture)	903	49,304
URS Corp. (Engineering & Construction)	2,838	150,385
UTI Worldwide, Inc. (Transportation)	3,483	61,162
Valassis Communications, Inc.—Class A (Commercial Services)	1,419	48,601
Valley National Bancorp (Banks)	7,611	77,023
Valmont Industries, Inc. (Metal Fabricate/Hardware)	516	76,946
VCA Antech, Inc.* (Pharmaceuticals)	1,677	52,591
Vectren Corp. (Gas)	3,096	109,908
VeriFone Systems, Inc.* (Software)	4,128	110,713
Vishay Intertechnology, Inc.* (Electronics)	5,160	68,422
W.R. Berkley Corp. (Insurance)	4,257	184,711
Waste Connections, Inc. (Environmental Control)	1,677	73,168
Watsco, Inc. (Distribution/Wholesale)	645	61,959
Webster Financial Corp. (Banks)	1,548	48,267
Weingarten Realty Investors (REIT)	2,322	63,669
WellCare Health Plans, Inc.* (Healthcare-Services)	1,677	118,095
Werner Enterprises, Inc. (Transportation)	1,806	44,662
Westamerica Bancorp (Banks)	516	29,133
Westar Energy, Inc. (Electric)	4,902	157,697
WGL Holdings, Inc. (Gas)	1,935	77,516
Whitewave Foods Co.* (Food)	3,096	71,022
Williams-Sonoma, Inc. (Retail)	1,290	75,181
Woodward, Inc. (Electronics)	1,290	58,837
World Fuel Services Corp. (Retail)	2,709	116,920
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	774	41,858
TOTAL COMMON STOCKS (Cost $20,818,825)		28,347,349
TOTAL INVESTMENT SECURITIES (Cost $20,818,825)—99.8%		28,347,349
Net other assets (liabilities)—0.2%		56,269
NET ASSETS—100.0%		$28,403,618

*  Non-income producing security

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$47,182	0.2%
Aerospace/Defense	481,744	1.7%
Agriculture	49,304	0.2%
Airlines	71,692	0.3%
Auto Manufacturers	168,975	0.6%
Banks	1,049,055	3.7%
Biotechnology	95,674	0.3%
Building Materials	186,668	0.7%
Chemicals	1,048,191	3.7%
Coal	60,790	0.2%
Commercial Services	1,260,237	4.4%
Computers	567,699	2.0%
Distribution/Wholesale	500,726	1.8%
Diversified Financial Services	478,504	1.7%
Electric	1,472,054	5.2%
Electrical Components & Equipment	294,875	1.0%
Electronics	539,216	1.9%
Engineering & Construction	491,128	1.7%
Entertainment	109,718	0.4%
Environmental Control	223,349	0.8%
Food	891,794	3.1%
Forest Products & Paper	121,699	0.4%
Gas	739,454	2.6%
Hand/Machine Tools	217,667	0.8%
Healthcare-Products	771,882	2.7%
Healthcare-Services	593,821	2.1%
Home Builders	291,089	1.0%
Household Products/Wares	218,637	0.8%

See accompanying notes to financial statements.

72 :: ProFund VP Mid-Cap Value :: Financial Statements

	Value	% of Net Assets
Insurance	$2,569,440	8.9%
Internet	336,566	1.2%
Investment Companies	73,293	0.3%
Iron/Steel	531,314	1.9%
Leisure Time	72,756	0.3%
Machinery-Diversified	248,017	0.9%
Media	258,195	0.9%
Metal Fabricate/Hardware	247,443	0.9%
Mining	174,876	0.6%
Miscellaneous Manufacturing	683,118	2.4%
Office Furnishings	22,848	0.1%
Oil & Gas	896,649	3.2%
Oil & Gas Services	317,283	1.1%
Packaging & Containers	465,378	1.6%
Pharmaceuticals	315,139	1.1%
Real Estate	171,708	0.6%
REIT	3,314,093	11.6%
Retail	1,996,483	6.9%
Savings & Loans	473,198	1.7%
Semiconductors	783,487	2.8%
Shipbuilding	81,279	0.3%
Software	300,463	1.1%
Telecommunications	425,427	1.5%
Transportation	369,689	1.3%
Trucking & Leasing	94,219	0.3%
Water	82,164	0.3%
Other**	56,269	0.2%
Total	$28,403,618	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 73

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$20,818,825
Securities, at value	28,347,349
Total Investment Securities, at value	28,347,349
Dividends receivable	37,066
Receivable for capital shares issued	1,862,428
Prepaid expenses	537
TOTAL ASSETS	30,247,380

LIABILITIES:
Payable for investments purchased	1,758,186
Cash overdraft	28,270
Advisory fees payable	15,812
Management services fees payable	2,108
Administration fees payable	846
Administrative services fees payable	8,651
Distribution fees payable	6,510
Trustee fees payable	9
Transfer agency fees payable	1,337
Fund accounting fees payable	1,655
Compliance services fees payable	357
Other accrued expenses	20,021
TOTAL LIABILITIES	1,843,762
NET ASSETS	$28,403,618

NET ASSETS CONSIST OF:
Capital	$26,390,923
Accumulated net investment income (loss)	30,017
Accumulated net realized gains (losses) on investments	(5,545,846)
Net unrealized appreciation (depreciation) on investments	7,528,524
NET ASSETS	$28,403,618

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	742,458
Net Asset Value (offering and redemption price per share)	$38.26

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$516,306
Interest	15
TOTAL INVESTMENT INCOME	516,321

EXPENSES:
Advisory fees	216,075
Management services fees	28,810
Administration fees	12,694
Transfer agency fees	19,807
Administrative services fees	98,268
Distribution fees	72,025
Custody fees	29,115
Fund accounting fees	27,576
Trustee fees	800
Compliance services fees	222
Other fees	21,827
Total Gross Expenses before reductions	527,219
Expenses reduced and reimbursed by the Advisor	(43,210)
TOTAL NET EXPENSES	484,009
NET INVESTMENT INCOME (LOSS)	32,312

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,334,701
Change in net unrealized appreciation/depreciation on investments	2,628,186
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,962,887

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,995,199

See accompanying notes to financial statements.

74 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$32,312	$105,356
Net realized gains (losses) on investments	4,334,701	3,424,150
Change in net unrealized appreciation/depreciation on investments	2,628,186	67,451
Change in net assets resulting from operations	6,995,199	3,596,957

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(105,779)	(36,920)
Change in net assets resulting from distributions	(105,779)	(36,920)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	51,405,732	55,764,443
Dividends reinvested	105,779	36,920
Value of shares redeemed	(55,458,633)	(60,013,314)
Change in net assets resulting from capital transactions	(3,947,122)	(4,211,951)
Change in net assets	2,942,298	(651,914)

NET ASSETS:
Beginning of period	25,461,320	26,113,234
End of period	$28,403,618	$25,461,320
Accumulated net investment income (loss)	$30,017	$103,484

SHARE TRANSACTIONS:
Issued	1,504,643	2,037,243
Reinvested	3,198	1,354
Redeemed	(1,642,060)	(2,208,527)
Change in shares	(134,219)	(169,930)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Value :: 75

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$29.04	$24.95	$26.01	$21.66	$16.72

Investment Activities:
Net investment income (loss)(a)	0.04	0.12	0.04	0.03	0.15
Net realized and unrealized gains (losses) on investments	9.28	4.01	(1.06)	4.39	5.00
Total income (loss) from investment activities	9.32	4.13	(1.02)	4.42	5.15

Distributions to Shareholders From:
Net investment income	(0.10)	(0.04)	(0.04)	(0.07)	(0.21)

Net Asset Value, End of Period	$38.26	$29.04	$24.95	$26.01	$21.66

Total Return	32.16%	16.57%	(3.92)%	20.45%	30.87%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.91%	1.84%	1.87%	1.90%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.11%	0.43%	0.15%	0.14%	0.82%

Supplemental Data:
Net assets, end of period (000’s)	$28,404	$25,461	$26,113	$29,286	$34,308
Portfolio turnover rate(b)	185%	250%	477%	400%	362%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

76 :: ProFund VP Mid-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Mid-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 30.52%. For the same period, the Index had a total return of 32.77%(1) and a volatility of 13.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Growth	30.52%	21.04%	8.60%
S&P MidCap 400 Growth Index	32.77%	23.22%	10.67%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Growth	1.87%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Affiliated Managers Group, Inc.	1.4%
Tractor Supply Co.	1.4%
LKQ Corp.	1.2%
Green Mountain Coffee Roasters, Inc.	1.2%
Polaris Industries, Inc.	1.1%

S&P MidCap 400 Growth Index – Composition

% of Index
Consumer, Non-cyclical	23%
Industrial	21%
Consumer, Cyclical	15%
Financial	15%
Technology	13%
Energy	6%
Communications	4%
Basic Materials	2%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from December 31, 2003 to December 16, 2005 and the S&P MidCap 400 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Mid-Cap Growth ::  77

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Computers)	4,086	$379,712
ACI Worldwide, Inc.* (Software)	1,589	103,285
Acuity Brands, Inc. (Electrical Components & Equipment)	1,816	198,525
Acxiom Corp.* (Software)	3,405	125,917
ADTRAN, Inc. (Telecommunications)	1,135	30,656
Advance Auto Parts, Inc. (Retail)	1,816	200,996
Advanced Micro Devices, Inc.* (Semiconductors)	12,712	49,195
Advent Software, Inc. (Software)	1,816	63,542
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,270	492,318
Alaska Air Group, Inc. (Airlines)	2,951	216,515
Albemarle Corp. (Chemicals)	1,816	115,116
Alexander & Baldwin, Inc. (Real Estate)	1,816	75,782
Alliant Techsystems, Inc. (Aerospace/Defense)	681	82,864
Allscripts Healthcare Solutions, Inc.* (Software)	3,859	59,660
AMC Networks, Inc.*—Class A (Media)	2,497	170,071
ANSYS, Inc.* (Software)	4,086	356,298
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,589	107,750
Aqua America, Inc. (Water)	3,859	91,034
Arthur J. Gallagher & Co. (Insurance)	3,178	149,144
Associated Banc-Corp. (Banks)	7,037	122,444
Atmel Corp.* (Semiconductors)	7,945	62,209
Bally Technologies, Inc.* (Entertainment)	1,816	142,465
BancorpSouth, Inc. (Banks)	3,632	92,325
Bank of Hawaii Corp. (Banks)	908	53,699
BE Aerospace, Inc.* (Aerospace/Defense)	4,313	375,360
Bill Barrett Corp.* (Oil & Gas)	908	24,316
Bob Evans Farms, Inc. (Retail)	454	22,968
BRE Properties, Inc.—Class A (REIT)	2,270	124,192
Brinker International, Inc. (Retail)	2,951	136,749
Broadridge Financial Solutions, Inc. (Software)	5,221	206,334
Brown & Brown, Inc. (Insurance)	2,724	85,506
Brunswick Corp. (Leisure Time)	4,086	188,201
Cabela’s, Inc.* (Retail)	908	60,527
Cadence Design Systems, Inc.* (Computers)	8,399	117,754
CARBO Ceramics, Inc. (Oil & Gas Services)	908	105,809
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,362	108,143
Carpenter Technology Corp. (Iron/Steel)	1,362	84,716
Carter’s, Inc. (Apparel)	2,497	179,260
Cathay Bancorp, Inc. (Banks)	3,178	84,948
CBOE Holdings, Inc. (Diversified Financial Services)	3,859	200,514
Charles River Laboratories International, Inc.* (Biotechnology)	2,043	108,361
Chico’s FAS, Inc. (Retail)	2,951	55,597
Church & Dwight, Inc. (Household Products/Wares)	3,405	225,683
Ciena Corp.* (Telecommunications)	4,540	108,642
Cimarex Energy Co. (Oil & Gas)	2,497	261,960
Cinemark Holdings, Inc. (Entertainment)	2,043	68,093
City National Corp. (Banks)	2,043	161,846
Clarcor, Inc. (Miscellaneous Manufacturing)	1,135	73,037
Commerce Bancshares, Inc. (Banks)	1,589	71,362
CommVault Systems, Inc.* (Software)	2,043	152,980
Compass Minerals International, Inc. (Mining)	681	54,514
Compuware Corp. (Software)	3,859	43,259
Concur Technologies, Inc.* (Software)	2,043	210,797
Con-way, Inc. (Transportation)	1,135	45,071
Copart, Inc.* (Retail)	4,994	183,031
CoreLogic, Inc.* (Commercial Services)	4,086	145,176
Covance, Inc.* (Healthcare-Services)	2,497	219,886
Crane Co. (Miscellaneous Manufacturing)	1,135	76,329
Cree, Inc.* (Semiconductors)	5,221	326,678
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,178	218,869
Cullen/Frost Bankers, Inc. (Banks)	908	67,582
Cypress Semiconductor Corp. (Semiconductors)	2,497	26,219
Cytec Industries, Inc. (Chemicals)	681	63,442
Deckers Outdoor Corp.* (Apparel)	1,589	134,207
Deluxe Corp. (Commercial Services)	2,270	118,471
Diebold, Inc. (Computers)	1,135	37,466
Domino’s Pizza, Inc. (Retail)	2,497	173,916
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,632	157,847
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	3,178	112,819
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,043	121,824
Dril-Quip, Inc.* (Oil & Gas Services)	1,816	199,633
DST Systems, Inc. (Computers)	681	61,794
Duke Realty Corp. (REIT)	5,448	81,938
Eagle Materials, Inc. (Building Materials)	2,270	175,766
East West Bancorp, Inc. (Banks)	6,129	214,331
Eaton Vance Corp. (Diversified Financial Services)	3,405	145,700
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	4,994	336,895
Energen Corp. (Oil & Gas)	1,816	128,482
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,135	122,852
Equinix, Inc.* (Internet)	1,135	201,406
Equity One, Inc. (REIT)	1,135	25,469
Essex Property Trust, Inc. (REIT)	908	130,307
Extra Space Storage, Inc. (REIT)	4,767	200,834
FactSet Research Systems, Inc. (Media)	1,135	123,238
Fair Isaac Corp. (Software)	1,589	99,853
Federal Realty Investment Trust (REIT)	1,362	138,120
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,043	58,838
FirstMerit Corp. (Banks)	3,632	80,739
Flowers Foods, Inc. (Food)	5,221	112,095
Fortune Brands Home & Security, Inc. (Building Materials)	7,264	331,965
FTI Consulting, Inc.* (Commercial Services)	908	37,355
Gartner Group, Inc.* (Commercial Services)	4,086	290,310
Genesee & Wyoming, Inc.*—Class A (Transportation)	2,270	218,034
Gentex Corp. (Electronics)	6,356	209,684
Global Payments, Inc. (Commercial Services)	3,178	206,538
Graco, Inc. (Machinery-Diversified)	2,724	212,799
Green Mountain Coffee Roasters, Inc.* (Beverages)	5,675	428,918
Greenhill & Co., Inc. (Diversified Financial Services)	681	39,457
Gulfport Energy Corp.* (Oil & Gas)	3,632	229,361
Hanesbrands, Inc. (Apparel)	4,313	303,075
Harsco Corp. (Miscellaneous Manufacturing)	1,589	44,540
Health Management Associates, Inc.*—Class A (Healthcare-Services)	4,767	62,448
Henry Schein, Inc.* (Healthcare-Products)	2,043	233,434
Herman Miller, Inc. (Office Furnishings)	1,589	46,907
Highwoods Properties, Inc. (REIT)	1,816	65,685

See accompanying notes to financial statements.

78 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,362	$56,305
HMS Holdings Corp.* (Commercial Services)	2,497	56,757
HNI Corp. (Office Furnishings)	2,043	79,330
Hologic, Inc.* (Healthcare-Products)	7,037	157,277
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,362	148,322
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,135	102,161
IDEX Corp. (Machinery-Diversified)	3,632	268,223
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,362	144,876
Informatica Corp.* (Software)	4,767	197,831
Integrated Device Technology, Inc.* (Semiconductors)	3,859	39,323
InterDigital, Inc. (Telecommunications)	681	20,083
ITT Corp. (Miscellaneous Manufacturing)	1,589	68,994
J.B. Hunt Transport Services, Inc. (Transportation)	4,086	315,848
Jack Henry & Associates, Inc. (Computers)	3,859	228,492
Jarden Corp.* (Household Products/Wares)	5,221	320,308
JDS Uniphase Corp.* (Telecommunications)	6,583	85,447
Kennametal, Inc. (Hand/Machine Tools)	1,362	70,919
Kilroy Realty Corp. (REIT)	1,589	79,736
Kirby Corp.* (Transportation)	2,497	247,827
Lamar Advertising Co.*—Class A (Advertising)	1,816	94,886
Lancaster Colony Corp. (Food)	454	40,020
Landstar System, Inc. (Transportation)	908	52,165
Lender Processing Services, Inc. (Commercial Services)	1,589	59,397
Lennox International, Inc. (Building Materials)	1,362	115,852
Liberty Property Trust (REIT)	3,178	107,639
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,632	259,107
LKQ Corp.* (Distribution/Wholesale)	13,166	433,161
Louisiana-Pacific Corp.* (Building Materials)	2,951	54,623
Martin Marietta Materials (Building Materials)	908	90,746
Masimo Corp.* (Healthcare-Products)	2,270	66,352
Matthews International Corp.—Class A (Commercial Services)	454	19,345
Mednax, Inc.* (Healthcare-Services)	2,951	157,524
Mentor Graphics Corp. (Computers)	4,313	103,814
Meredith Corp. (Media)	908	47,034
Mettler Toledo International, Inc.* (Electronics)	1,362	330,408
Micros Systems, Inc.* (Computers)	2,043	117,207
Mid-America Apartment Communities, Inc. (REIT)	1,362	82,728
Mine Safety Appliances Co. (Environmental Control)	681	34,874
Minerals Technologies, Inc. (Chemicals)	908	54,544
MSC Industrial Direct Co.—Class A (Retail)	1,135	91,787
MSCI, Inc.*—Class A (Software)	5,221	228,262
National Fuel Gas Co. (Gas)	1,589	113,454
National Instruments Corp. (Electronics)	2,724	87,222
NCR Corp.* (Computers)	4,086	139,169
NeuStar, Inc.*—Class A (Telecommunications)	2,724	135,819
NewMarket Corp. (Chemicals)	227	75,852
Nordson Corp. (Machinery-Diversified)	2,724	202,393
NVR, Inc.* (Home Builders)	227	232,904
Oceaneering International, Inc. (Oil & Gas Services)	4,767	376,021
Office Depot, Inc.* (Retail)	9,080	48,033
Oil States International, Inc.* (Oil & Gas Services)	2,497	253,995
Old Dominion Freight Line, Inc.* (Transportation)	2,951	156,462
Old Republic International Corp. (Insurance)	10,669	184,254
OMEGA Healthcare Investors, Inc. (REIT)	5,448	162,350
Omnicare, Inc. (Pharmaceuticals)	1,816	109,614
Packaging Corp. of America (Packaging & Containers)	4,313	272,926
Panera Bread Co.*—Class A (Retail)	1,135	200,543
Patterson-UTI Energy, Inc. (Oil & Gas)	6,356	160,934
Plantronics, Inc. (Telecommunications)	1,135	52,721
Polaris Industries, Inc. (Leisure Time)	2,724	396,724
Potlatch Corp. (REIT)	908	37,900
Prosperity Bancshares, Inc. (Banks)	1,362	86,337
PTC, Inc.* (Software)	5,221	184,771
Questar Corp. (Gas)	3,632	83,500
R.R. Donnelley & Sons Co. (Commercial Services)	4,994	101,278
Rackspace Hosting, Inc.* (Internet)	4,994	195,415
Rayonier, Inc. (REIT)	2,270	95,567
Regency Centers Corp. (REIT)	1,816	84,081
ResMed, Inc. (Healthcare-Products)	4,086	192,369
Riverbed Technology, Inc.* (Computers)	4,086	73,875
Rock-Tenn Co.—Class A (Packaging & Containers)	1,362	143,024
Rollins, Inc. (Commercial Services)	1,816	55,007
Rosetta Resources, Inc.* (Oil & Gas)	2,724	130,861
RPM, Inc. (Chemicals)	3,178	131,919
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,724	244,997
Scientific Games Corp.*—Class A (Entertainment)	2,043	34,588
SEI Investments Co. (Commercial Services)	6,356	220,744
Semtech Corp.* (Semiconductors)	1,589	40,170
Senior Housing Properties Trust (REIT)	3,632	80,739
Service Corp. International (Commercial Services)	5,448	98,772
Signature Bank* (Banks)	2,043	219,460
Signet Jewelers, Ltd. (Retail)	1,816	142,919
Skyworks Solutions, Inc.* (Semiconductors)	5,221	149,112
SM Energy Co. (Oil & Gas)	2,951	245,258
Smith Corp. (Miscellaneous Manufacturing)	3,405	183,665
Solarwinds, Inc.* (Software)	2,951	111,636
Solera Holdings, Inc. (Software)	2,043	144,563
Sotheby’s—Class A (Commercial Services)	2,951	156,993
STERIS Corp. (Healthcare-Products)	1,589	76,351
SunEdison, Inc.* (Semiconductors)	7,491	97,758
SUPERVALU, Inc.* (Food)	8,626	62,884
SVB Financial Group* (Banks)	2,043	214,229
Synopsys, Inc.* (Computers)	2,951	119,722
Synovus Financial Corp. (Banks)	42,676	153,634
Taubman Centers, Inc. (REIT)	1,362	87,059
Techne Corp. (Healthcare-Products)	908	85,960
Teleflex, Inc. (Healthcare-Products)	908	85,225
Tempur-Pedic International, Inc.* (Home Furnishings)	2,724	146,987
Terex Corp. (Machinery-Construction & Mining)	4,994	209,698
The Cheesecake Factory, Inc. (Retail)	1,362	65,744
The Cooper Cos., Inc. (Healthcare-Products)	1,362	168,670
The Corporate Executive Board Co. (Commercial Services)	1,362	105,460
The Hain Celestial Group, Inc.* (Food)	2,043	185,463
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	908	56,496
The Valspar Corp. (Chemicals)	2,043	145,645
The Wendy’s Co. (Retail)	12,258	106,890
Thor Industries, Inc. (Home Builders)	908	50,149
Thoratec Corp.* (Healthcare-Products)	1,362	49,849
Tibco Software, Inc.* (Internet)	3,632	81,647
Toll Brothers, Inc.* (Home Builders)	7,037	260,369
Tootsie Roll Industries, Inc. (Food)	454	14,773

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 79

Common Stocks, continued

	Shares	Value
Towers Watson & Co.—Class A (Commercial Services)	2,724	$347,609
Tractor Supply Co. (Retail)	6,129	475,489
Trimble Navigation, Ltd.* (Electronics)	11,350	393,845
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,405	185,640
Tupperware Corp. (Household Products/Wares)	2,270	214,583
tw telecom, Inc.* (Telecommunications)	3,405	103,750
UDR, Inc. (REIT)	4,540	106,009
Under Armour, Inc.*—Class A (Apparel)	3,632	317,073
United Rentals, Inc.* (Commercial Services)	4,086	318,504
United Therapeutics Corp.* (Biotechnology)	2,043	231,022
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,859	313,582
Valmont Industries, Inc. (Metal Fabricate/Hardware)	681	101,551
ValueClick, Inc.* (Internet)	2,724	63,660
VCA Antech, Inc.* (Pharmaceuticals)	2,043	64,068
Wabtec Corp. (Machinery-Diversified)	4,313	320,327
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,859	251,298
Washington Federal, Inc. (Savings & Loans)	4,540	105,737
Waste Connections, Inc. (Environmental Control)	3,632	158,464
Watsco, Inc. (Distribution/Wholesale)	454	43,611
Webster Financial Corp. (Banks)	2,270	70,779
Weingarten Realty Investors (REIT)	2,270	62,243
Westamerica Bancorp (Banks)	454	25,633
WEX, Inc.* (Commercial Services)	1,816	179,838
Whitewave Foods Co.* (Food)	4,086	93,733
Williams-Sonoma, Inc. (Retail)	2,497	145,525
Woodward, Inc. (Electronics)	1,135	51,767
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,270	95,522
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,362	73,657
TOTAL COMMON STOCKS (Cost $22,729,448)		34,976,208

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $39,000	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000
TOTAL INVESTMENT SECURITIES (Cost $22,768,448)—100.1%		35,015,208
Net other assets (liabilities)—(0.1)%		(34,135)
NET ASSETS—100.0%		$34,981,073

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$94,886	0.3%
Aerospace/Defense	458,224	1.3%
Airlines	216,515	0.6%
Apparel	933,615	2.7%
Banks	1,719,348	4.9%
Beverages	428,917	1.2%
Biotechnology	558,252	1.6%
Building Materials	768,951	2.2%
Chemicals	586,518	1.7%
Commercial Services	2,517,554	7.1%
Computers	1,379,005	3.9%
Distribution/Wholesale	476,773	1.4%
Diversified Financial Services	1,188,125	3.4%
Electrical Components & Equipment	469,699	1.3%
Electronics	1,072,927	3.1%
Entertainment	357,965	1.0%
Environmental Control	193,338	0.6%
Food	508,968	1.5%
Gas	196,954	0.6%
Hand/Machine Tools	330,026	0.9%
Healthcare-Products	1,316,668	3.8%
Healthcare-Services	753,440	2.2%
Home Builders	543,422	1.6%
Home Furnishings	146,987	0.4%
Household Products/Wares	817,071	2.3%
Insurance	418,904	1.2%
Internet	542,128	1.5%
Iron/Steel	84,716	0.2%
Leisure Time	584,925	1.7%
Machinery-Construction & Mining	209,698	0.6%
Machinery-Diversified	1,077,399	3.1%
Media	340,343	1.0%
Metal Fabricate/Hardware	197,072	0.6%
Mining	54,514	0.2%
Miscellaneous Manufacturing	1,005,946	2.9%
Office Furnishings	126,237	0.4%
Oil & Gas	1,181,172	3.4%
Oil & Gas Services	1,057,282	3.0%
Packaging & Containers	415,950	1.2%
Pharmaceuticals	755,574	2.2%
Real Estate	75,782	0.2%
REIT	1,752,597	5.0%
Retail	2,110,712	5.9%
Savings & Loans	105,737	0.3%
Semiconductors	790,664	2.3%
Shipbuilding	102,161	0.3%
Software	2,288,989	6.4%
Telecommunications	537,118	1.5%
Transportation	1,035,406	3.0%
Water	91,034	0.3%
Other**	4,865	NM
Total	$34,981,073	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to financial statements.

80 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$22,768,448
Securities, at value	34,976,208
Repurchase agreements, at value	39,000
Total Investment Securities, at value	35,015,208
Cash	903
Dividends and interest receivable	17,634
Receivable for capital shares issued	1,865,599
Prepaid expenses	620
TOTAL ASSETS	36,899,964

LIABILITIES:
Payable for investments purchased	1,849,184
Payable for capital shares redeemed	234
Advisory fees payable	20,740
Management services fees payable	2,765
Administration fees payable	1,063
Administrative services fees payable	11,108
Distribution fees payable	8,512
Trustee fees payable	11
Transfer agency fees payable	1,681
Fund accounting fees payable	2,081
Compliance services fees payable	388
Other accrued expenses	21,124
TOTAL LIABILITIES	1,918,891
NET ASSETS	$34,981,073

NET ASSETS CONSIST OF:
Capital	$22,475,902
Accumulated net investment income (loss)	(1,482)
Accumulated net realized gains (losses) on investments	259,893
Net unrealized appreciation (depreciation) on investments	12,246,760
NET ASSETS	$34,981,073

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	699,200
Net Asset Value (offering and redemption price per share)	$50.03

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$339,155
Interest	16
TOTAL INVESTMENT INCOME	339,171

EXPENSES:
Advisory fees	235,885
Management services fees	31,451
Administration fees	13,692
Transfer agency fees	21,369
Administrative services fees	107,422
Distribution fees	78,628
Custody fees	24,278
Fund accounting fees	29,056
Trustee fees	821
Compliance services fees	215
Other fees	22,022
Total Gross Expenses before reductions	564,839
Expenses reduced and reimbursed by the Advisor	(36,455)
TOTAL NET EXPENSES	528,384
NET INVESTMENT INCOME (LOSS)	(189,213)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,635,364
Change in net unrealized appreciation/depreciation on investments	3,650,663
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,286,027

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,096,814

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 81

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(189,213)	$(203,614)
Net realized gains (losses) on investments	4,635,364	4,685,298
Change in net unrealized appreciation/depreciation on investments	3,650,663	(394,631)
Change in net assets resulting from operations	8,096,814	4,087,053

CAPITAL TRANSACTIONS:
Proceeds from shares issued	41,733,135	60,276,287
Value of shares redeemed	(45,073,008)	(66,687,539)
Change in net assets resulting from capital transactions	(3,339,873)	(6,411,252)
Change in net assets	4,756,941	(2,324,199)

NET ASSETS:
Beginning of period	30,224,132	32,548,331
End of period	$34,981,073	$30,224,132
Accumulated net investment income (loss)	$(1,482)	$(1,482)

SHARE TRANSACTIONS:
Issued	931,839	1,628,488
Redeemed	(1,021,137)	(1,819,790)
Change in shares	(89,298)	(191,302)

See accompanying notes to financial statements.

82 :: ProFund VP Mid-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$38.33	$33.22	$34.21	$26.64	$19.26

Investment Activities:
Net investment income (loss)(a)	(0.27)	(0.24)	(0.35)	(0.26)	(0.17)
Net realized and unrealized gains (losses) on investments	11.97	5.35	(0.64)	7.83	7.55
Total income (loss) from investment activities	11.70	5.11	(0.99)	7.57	7.38

Net Asset Value, End of Period	$50.03	$38.33	$33.22	$34.21	$26.64

Total Return	30.52%	15.38%	(2.89)%	28.42%	38.32%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.87%	1.81%	1.83%	1.85%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(0.60)%	(0.65)%	(0.99)%	(0.87)%	(0.76)%

Supplemental Data:
Net assets, end of period (000’s)	$34,981	$30,224	$32,548	$74,427	$44,679
Portfolio turnover rate(b)	149%	212%	348%	452%	373%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Value :: 83

ProFund VP Small-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 37.67%. For the same period, the Index had a return of 39.98%(1) and a volatility of 14.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Value	37.67%	17.66%	7.84%
S&P SmallCap 600 Value Index	39.98%	20.12%	10.05%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	2.05%	1.74%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Centene Corp.	0.9%
Prospect Capital Corp.	0.9%
ProAssurance Corp.	0.9%
Curtiss-Wright Corp.	0.8%
EMCOR Group, Inc.	0.8%

S&P SmallCap 600 Value Index – Composition

% of Index
Financial	22%
Industrial	18%
Consumer, Cyclical	16%
Consumer, Non-cyclical	15%
Technology	9%
Utilities	7%
Basic Materials	5%
Communications	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from December 31, 2003 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

84 :: ProFund VP Small-Cap Value :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.7%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,914	$28,270
AAR Corp. (Aerospace/Defense)	4,524	126,717
Abaxis, Inc.* (Healthcare-Products)	1,218	48,744
ABM Industries, Inc. (Commercial Services)	5,916	169,139
Acadia Realty Trust (REIT)	4,176	103,690
Actuant Corp.—Class A (Miscellaneous Manufacturing)	5,394	197,637
Aegion Corp.* (Engineering & Construction)	4,350	95,221
Aeropostale, Inc.* (Retail)	9,048	82,246
Aerovironment, Inc.* (Aerospace/Defense)	1,392	40,549
Affymetrix, Inc.* (Healthcare-Products)	4,350	37,280
Agilysys, Inc.* (Computers)	696	9,688
Agree Realty Corp. (REIT)	1,740	50,495
AK Steel Holding Corp.* (Iron/Steel)	10,092	82,754
Albany International Corp.—Class A (Machinery-Diversified)	1,914	68,770
ALLETE, Inc. (Electric)	4,176	208,299
Alliance One International, Inc.* (Agriculture)	9,396	28,658
Almost Family, Inc.* (Healthcare-Services)	1,044	33,753
AMCOL International Corp. (Mining)	2,784	94,600
Amedisys, Inc.* (Healthcare-Services)	3,654	53,458
American Assets Trust, Inc. (REIT)	1,914	60,157
American Science & Engineering, Inc. (Electronics)	522	37,537
American States Water Co. (Water)	2,610	74,985
American Woodmark Corp.* (Home Furnishings)	696	27,513
Amerisafe, Inc. (Insurance)	696	29,399
AMN Healthcare Services, Inc.* (Commercial Services)	5,220	76,734
AmSurg Corp.* (Healthcare-Services)	1,218	55,931
Analogic Corp. (Electronics)	696	61,638
Anixter International, Inc. (Telecommunications)	3,132	281,379
Annie’s, Inc.* (Food)	1,044	44,934
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,872	239,167
Approach Resources, Inc.* (Oil & Gas)	4,002	77,199
Arch Coal, Inc. (Coal)	24,186	107,628
Arkansas Best Corp. (Transportation)	1,392	46,883
ArQule, Inc.* (Biotechnology)	2,784	5,986
ARRIS Group, Inc.* (Telecommunications)	4,350	105,988
Associated Estates Realty Corp. (REIT)	4,350	69,818
Astec Industries, Inc. (Machinery-Construction & Mining)	2,088	80,659
Atlantic Tele-Network, Inc. (Telecommunications)	1,218	68,902
Atlas Air Worldwide Holdings, Inc.* (Transportation)	2,784	114,562
ATMI, Inc.* (Semiconductors)	2,088	63,078
Avid Technology, Inc.* (Software)	3,480	28,362
Avista Corp. (Electric)	6,786	191,297
B&G Foods, Inc.—Class A (Food)	3,132	106,206
Badger Meter, Inc. (Electronics)	870	47,415
Bank Mutual Corp. (Savings & Loans)	1,914	13,417
Banner Corp. (Banks)	2,262	101,382
Barnes & Noble, Inc.* (Retail)	4,176	62,431
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,262	86,657
Basic Energy Services, Inc.* (Oil & Gas Services)	1,392	21,966
Bel Fuse, Inc.—Class B (Electronics)	1,218	25,956
Benchmark Electronics, Inc.* (Electronics)	6,090	140,557
Big 5 Sporting Goods Corp. (Retail)	2,088	41,384
Biglari Holdings, Inc.* (Retail)	174	88,155
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,566	39,996
BJ’s Restaurants, Inc.* (Retail)	2,784	86,471
Black Box Corp. (Telecommunications)	1,740	51,852
Blue Nile, Inc.* (Internet)	696	32,775
Blyth, Inc. (Household Products/Wares)	1,044	11,359
Bottomline Technologies, Inc.* (Software)	2,088	75,502
Boyd Gaming Corp.* (Lodging)	4,350	48,981
Brady Corp.—Class A (Electronics)	3,480	107,636
Briggs & Stratton Corp. (Machinery-Diversified)	5,394	117,373
Bristow Group, Inc. (Transportation)	2,436	182,846
Brookline Bancorp, Inc. (Savings & Loans)	8,004	76,598
Brooks Automation, Inc. (Semiconductors)	7,656	80,311
Brown Shoe Co., Inc. (Retail)	4,698	132,202
Cabot Microelectronics Corp.* (Semiconductors)	1,566	71,566
CACI International, Inc.*—Class A (Computers)	2,610	191,103
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	2,262	26,782
Calavo Growers, Inc. (Food)	870	26,326
Calgon Carbon Corp.* (Environmental Control)	2,784	57,267
Callaway Golf Co. (Leisure Time)	8,526	71,874
Cal-Maine Foods, Inc. (Food)	1,740	104,800
Capstead Mortgage Corp. (REIT)	10,962	132,421
Cardinal Financial Corp. (Banks)	2,088	37,584
Career Education Corp.* (Commercial Services)	6,612	37,688
Casey’s General Stores, Inc. (Retail)	2,088	146,682
Cash America International, Inc. (Retail)	3,132	119,956
Cbeyond, Inc.* (Telecommunications)	3,132	21,611
CDI Corp. (Commercial Services)	1,566	29,018
CEC Entertainment, Inc. (Retail)	1,044	46,228
Cedar Realty Trust, Inc. (REIT)	7,134	44,659
Centene Corp.* (Healthcare-Services)	6,264	369,262
Central Garden & Pet Co.*—Class A (Household Products/Wares)	4,698	31,712
Century Aluminum Co.* (Mining)	5,916	61,881
CEVA, Inc.* (Semiconductors)	1,740	26,483
Checkpoint Systems, Inc.* (Electronics)	4,698	74,087
Chemed Corp. (Commercial Services)	2,088	159,983
Christopher & Banks Corp.* (Retail)	4,176	35,663
CIBER, Inc.* (Computers)	7,656	31,696
Cincinnati Bell, Inc.* (Telecommunications)	23,838	84,863
Cirrus Logic, Inc.* (Semiconductors)	4,350	88,871
City Holding Co. (Banks)	870	40,307
Clearwater Paper Corp.* (Forest Products & Paper)	2,436	127,890
Cloud Peak Energy, Inc.* (Coal)	6,960	125,280
Coherent, Inc.* (Electronics)	1,218	90,607
Cohu, Inc. (Semiconductors)	2,610	27,405
Columbia Banking System, Inc. (Banks)	1,740	47,867
Comfort Systems USA, Inc. (Building Materials)	1,914	37,112
Community Bank System, Inc. (Banks)	2,610	103,565
Computer Programs & Systems, Inc. (Software)	522	32,265
Comstock Resources, Inc. (Oil & Gas)	5,046	92,291
Comtech Telecommunications Corp. (Telecommunications)	1,914	60,329
CONMED Corp. (Healthcare-Products)	3,132	133,110
Consolidated Graphics, Inc.* (Commercial Services)	870	58,673
Contango Oil & Gas Co.* (Oil & Gas)	1,740	82,232
Cousins Properties, Inc. (REIT)	20,184	207,896
Cracker Barrel Old Country Store, Inc. (Retail)	1,218	134,065

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 85

Common Stocks, continued

	Shares	Value
Crocs, Inc.* (Apparel)	10,092	$160,665
Cross Country Healthcare, Inc.* (Commercial Services)	3,132	31,257
CSG Systems International, Inc. (Software)	1,392	40,925
CTS Corp. (Electronics)	1,566	31,179
Cubic Corp. (Aerospace/Defense)	2,436	128,280
Curtiss-Wright Corp. (Aerospace/Defense)	5,394	335,670
CVB Financial Corp. (Banks)	5,394	92,076
Cynosure, Inc.*—Class A (Healthcare-Products)	696	18,569
Darling International, Inc.* (Environmental Control)	6,264	130,792
Deltic Timber Corp. (Forest Products & Paper)	696	47,286
Diamond Foods, Inc.* (Food)	1,218	31,473
DiamondRock Hospitality Co. (REIT)	11,136	128,621
Dice Holdings, Inc.* (Internet)	1,740	12,615
Digi International, Inc.* (Software)	2,958	35,851
Digital Generation, Inc.* (Media)	2,436	31,059
Digital River, Inc.* (Software)	1,914	35,409
Dime Community Bancshares, Inc. (Savings & Loans)	3,306	55,938
DineEquity, Inc. (Retail)	1,044	87,226
Diodes, Inc.* (Semiconductors)	4,176	98,387
DSP Group, Inc.* (Semiconductors)	1,392	13,516
DTS, Inc.* (Home Furnishings)	1,044	25,035
EastGroup Properties, Inc. (REIT)	1,914	110,878
Ebix, Inc. (Software)	3,654	53,787
El Paso Electric Co. (Electric)	4,698	164,947
Electro Scientific Industries, Inc. (Electronics)	2,088	21,840
EMCOR Group, Inc. (Engineering & Construction)	7,656	324,920
Emergent Biosolutions, Inc.* (Biotechnology)	2,088	48,003
Encore Wire Corp. (Electrical Components & Equipment)	696	37,723
Engility Holdings, Inc.* (Engineering & Construction)	1,914	63,928
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,566	90,280
Entropic Communications, Inc.* (Semiconductors)	6,786	31,962
EPIQ Systems, Inc. (Software)	1,044	16,923
EPR Properties (REIT)	5,916	290,831
ESCO Technologies, Inc. (Electronics)	2,958	101,341
Ethan Allen Interiors, Inc. (Home Furnishings)	2,958	89,982
Exar Corp.* (Semiconductors)	2,610	30,772
ExlService Holdings, Inc.* (Commercial Services)	1,914	52,865
Exponent, Inc. (Engineering & Construction)	522	40,424
Exterran Holdings, Inc.* (Oil & Gas Services)	6,786	232,080
EZCORP, Inc.*—Class A (Retail)	6,264	73,226
F.N.B. Corp. (Banks)	18,096	228,372
First Bancorp* (Banks)	7,656	47,391
First Commonwealth Financial Corp. (Banks)	4,872	42,971
First Financial Bancorp (Banks)	6,612	115,247
Forest Oil Corp.* (Oil & Gas)	8,178	29,523
Forrester Research, Inc. (Commercial Services)	696	26,629
Forward Air Corp. (Transportation)	1,740	76,403
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,566	69,906
Franklin Street Properties Corp. (REIT)	9,918	118,520
Fred’s, Inc.—Class A (Retail)	3,828	70,895
FTD Cos., Inc.* (Internet)	2,088	68,027
FutureFuel Corp. (Energy-Alternate Sources)	1,044	16,495
FXCM, Inc. (Diversified Financial Services)	4,176	74,500
G & K Services, Inc.—Class A (Textiles)	1,218	75,796
General Communication, Inc.*—Class A (Telecommunications)	1,566	17,461
Genesco, Inc.* (Retail)	2,784	203,400
Gentiva Health Services, Inc.* (Healthcare-Services)	2,088	25,912
Getty Realty Corp. (REIT)	3,132	57,535
Gibraltar Industries, Inc.* (Building Materials)	3,306	61,459
G-III Apparel Group, Ltd.* (Apparel)	870	64,197
Glatfelter (Forest Products & Paper)	4,872	134,663
Globe Specialty Metals, Inc. (Mining)	4,002	72,076
Government Properties Income Trust (REIT)	6,264	155,660
Greatbatch, Inc.* (Healthcare-Products)	1,044	46,187
Green Dot Corp.*—Class A (Commercial Services)	1,392	35,009
Green Plains Renewable Energy (Energy-Alternate Sources)	2,610	50,608
Griffon Corp. (Building Materials)	5,046	66,658
Group 1 Automotive, Inc. (Retail)	2,436	173,005
GT Advanced Technologies, Inc.* (Semiconductors)	6,612	57,657
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,392	32,322
Haemonetics Corp.* (Healthcare-Products)	3,480	146,612
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,262	88,987
Hanmi Financial Corp. (Banks)	3,654	79,986
Harte-Hanks, Inc. (Advertising)	5,046	39,460
Haverty Furniture Cos., Inc. (Retail)	1,218	38,123
Hawkins, Inc. (Chemicals)	1,044	38,826
Haynes International, Inc. (Metal Fabricate/Hardware)	1,392	76,894
Headwaters, Inc.* (Building Materials)	4,002	39,180
Healthcare Realty Trust, Inc. (REIT)	10,962	233,601
Healthcare Services Group, Inc. (Commercial Services)	3,480	98,728
Healthways, Inc.* (Healthcare-Services)	4,002	61,431
Heartland Express, Inc. (Transportation)	2,784	54,622
Heartland Payment Systems, Inc. (Commercial Services)	1,914	95,393
Heidrick & Struggles International, Inc. (Commercial Services)	1,914	38,548
Helen of Troy, Ltd.* (Household Products/Wares)	1,392	68,918
Hibbett Sports, Inc.* (Retail)	1,392	93,556
Higher One Holdings, Inc.* (Diversified Financial Services)	2,436	23,775
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	522	22,650
Hittite Microwave Corp.* (Semiconductors)	2,088	128,892
Horace Mann Educators Corp. (Insurance)	4,524	142,687
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,654	179,886
Hub Group, Inc.*—Class A (Transportation)	4,002	159,599
ICU Medical, Inc.* (Healthcare-Products)	1,566	99,770
II-VI, Inc.* (Electronics)	6,264	110,246
Impax Laboratories, Inc.* (Pharmaceuticals)	7,308	183,723
Independent Bank Corp. (Banks)	2,610	102,286
Infinity Property & Casualty Corp. (Insurance)	1,392	99,876
Inland Real Estate Corp. (REIT)	2,958	31,118
Innophos Holdings, Inc. (Chemicals)	2,436	118,390
Insight Enterprises, Inc.* (Computers)	4,872	110,643
Insperity, Inc. (Commercial Services)	2,610	94,299
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,566	74,714
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	5,742	139,760
Interface, Inc. (Office Furnishings)	4,002	87,884
Interval Leisure Group, Inc. (Leisure Time)	2,088	64,519
Intevac, Inc.* (Machinery-Diversified)	1,740	12,928
Invacare Corp. (Healthcare-Products)	3,306	76,732

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Investment Technology Group, Inc.* (Diversified Financial Services)	1,566	$32,197
ION Geophysical Corp.* (Oil & Gas Services)	8,352	27,562
iRobot Corp.* (Home Furnishings)	1,392	48,400
ITT Educational Services, Inc.* (Commercial Services)	1,044	35,058
Ixia* (Telecommunications)	3,132	41,687
J & J Snack Foods Corp. (Food)	870	77,073
Jack in the Box, Inc.* (Retail)	2,262	113,145
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,914	12,881
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,392	40,827
Jos. A. Bank Clothiers, Inc.* (Retail)	2,088	114,276
Kaiser Aluminum Corp. (Mining)	2,088	146,662
Kaman Corp.—Class A (Aerospace/Defense)	3,132	124,434
Kelly Services, Inc.—Class A (Commercial Services)	3,132	78,112
Kindred Healthcare, Inc. (Healthcare-Services)	6,264	123,651
Kite Realty Group Trust (REIT)	14,964	98,313
Knight Transportation, Inc. (Transportation)	4,176	76,588
Kopin Corp.* (Semiconductors)	4,524	19,091
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	2,262	103,487
Korn/Ferry International* (Commercial Services)	5,568	145,437
Kraton Performance Polymers, Inc.* (Chemicals)	3,654	84,225
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,700	115,710
Laclede Group, Inc. (Gas)	3,480	158,479
Landauer, Inc. (Commercial Services)	522	27,462
LaSalle Hotel Properties (REIT)	6,090	187,937
Lexington Realty Trust (REIT)	15,486	158,112
LHC Group, Inc.* (Healthcare-Services)	1,392	33,464
Lindsay Manufacturing Co. (Machinery-Diversified)	696	57,594
Liquidity Services, Inc.* (Internet)	2,958	67,029
Littelfuse, Inc. (Electrical Components & Equipment)	1,218	113,189
Live Nation, Inc.* (Commercial Services)	7,134	140,968
LivePerson, Inc.* (Computers)	3,132	46,416
LSB Industries, Inc.* (Miscellaneous Manufacturing)	2,262	92,787
LTC Properties, Inc. (REIT)	2,436	86,210
Luminex Corp.* (Healthcare-Products)	2,088	40,507
Lydall, Inc.* (Miscellaneous Manufacturing)	870	15,329
M/I Schottenstein Homes, Inc.* (Home Builders)	2,784	70,853
Magellan Health Services, Inc.* (Healthcare-Services)	3,132	187,637
Marcus Corp. (Lodging)	2,088	28,063
Marriott Vacations Worldwide Corp.* (Entertainment)	3,480	183,605
Materion Corp. (Mining)	2,436	75,151
Meadowbrook Insurance Group, Inc. (Insurance)	5,220	36,331
Medical Properties Trust, Inc. (REIT)	6,090	74,420
Medifast, Inc.* (Commercial Services)	1,392	36,373
Mercury Computer Systems, Inc.* (Computers)	3,828	41,917
Meridian Bioscience, Inc. (Healthcare-Products)	2,262	60,011
Merit Medical Systems, Inc.* (Healthcare-Products)	4,698	73,947
Meritage Homes Corp.* (Home Builders)	3,828	183,705
Micrel, Inc. (Semiconductors)	5,220	51,521
Microsemi Corp.* (Semiconductors)	4,350	108,533
MKS Instruments, Inc. (Semiconductors)	6,090	182,335
Molina Healthcare, Inc.* (Healthcare-Services)	3,306	114,884
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,784	49,221
Monolithic Power Systems, Inc.* (Semiconductors)	1,914	66,339
Monro Muffler Brake, Inc. (Commercial Services)	1,218	68,646
Monster Worldwide, Inc.* (Commercial Services)	12,006	85,603
Moog, Inc.*—Class A (Aerospace/Defense)	2,088	141,859
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,306	208,311
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,740	36,749
Nanometrics, Inc.* (Semiconductors)	1,566	29,832
National Penn Bancshares, Inc. (Banks)	7,830	88,714
National Presto Industries, Inc.* (Aerospace/Defense)	522	42,021
Navigant Consulting Co.* (Commercial Services)	2,262	43,430
NBT Bancorp, Inc. (Banks)	4,872	126,185
Neenah Paper, Inc. (Forest Products & Paper)	1,914	81,862
NETGEAR, Inc.* (Telecommunications)	4,350	143,289
NetScout Systems, Inc.* (Computers)	2,262	66,933
New Jersey Resources Corp. (Gas)	4,872	225,281
Newport Corp.* (Electronics)	2,610	47,163
Northwest Bancshares, Inc. (Savings & Loans)	10,788	159,446
Northwest Natural Gas Co. (Gas)	3,132	134,112
NorthWestern Corp. (Electric)	4,350	188,442
NTELOS Holdings Corp. (Telecommunications)	1,044	21,120
Nutrisystem, Inc. (Food)	1,566	25,745
Old National Bancorp (Banks)	5,220	80,231
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,044	30,255
OM Group, Inc.* (Chemicals)	3,654	133,042
Oplink Communications, Inc.* (Telecommunications)	2,088	38,837
Orbital Sciences Corp.* (Aerospace/Defense)	3,828	89,192
Orion Marine Group, Inc.* (Engineering & Construction)	3,132	37,678
OSI Systems, Inc.* (Electronics)	1,218	64,688
Outerwall, Inc.* (Diversified Financial Services)	1,044	70,230
Oxford Industries, Inc. (Apparel)	696	56,146
PAREXEL International Corp.* (Commercial Services)	2,784	125,781
Park Electrochemical Corp. (Electronics)	2,436	69,962
Parkway Properties, Inc. (REIT)	4,176	80,555
PC-Tel, Inc. (Internet)	870	8,326
PDC Energy, Inc.* (Oil & Gas)	2,088	111,123
Penn Virginia Corp.* (Oil & Gas)	2,958	27,894
Pennsylvania REIT (REIT)	7,830	148,613
Pericom Semiconductor Corp.* (Semiconductors)	2,436	21,583
Perry Ellis International, Inc.* (Apparel)	1,392	21,980
PetMed Express, Inc. (Retail)	1,392	23,149
PetroQuest Energy, Inc.* (Oil & Gas)	4,524	19,544
PharMerica Corp.* (Pharmaceuticals)	3,306	71,079
Piedmont Natural Gas Co., Inc. (Gas)	8,700	288,492
Pioneer Energy Services Corp.* (Oil & Gas Services)	7,134	57,143
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,740	68,817
Plexus Corp.* (Electronics)	3,828	165,714
PolyOne Corp. (Chemicals)	4,698	166,074
Pool Corp. (Distribution/Wholesale)	2,436	141,629
Post Properties, Inc. (REIT)	4,002	181,010
Powell Industries, Inc. (Electrical Components & Equipment)	522	34,969
Power Integrations, Inc. (Semiconductors)	1,392	77,701
ProAssurance Corp. (Insurance)	7,134	345,856
Procera Networks, Inc.* (Telecommunications)	1,392	20,908

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 87

Common Stocks, continued

	Shares	Value
Progress Software Corp.* (Software)	3,306	$85,394
Prospect Capital Corp. (Investment Companies)	32,538	365,076
Provident Financial Services, Inc. (Savings & Loans)	6,090	117,659
PS Business Parks, Inc. (REIT)	1,044	79,782
QLogic Corp.* (Semiconductors)	9,918	117,330
Quaker Chemical Corp. (Chemicals)	696	53,641
Quality Systems, Inc. (Software)	2,436	51,302
Quanex Building Products Corp. (Building Materials)	4,176	83,186
Quiksilver, Inc.* (Apparel)	14,616	128,182
QuinStreet, Inc.* (Internet)	2,262	19,657
Regis Corp. (Retail)	5,046	73,217
Resources Connection, Inc. (Commercial Services)	4,524	64,829
RLI Corp. (Insurance)	1,044	101,665
Rofin-Sinar Technologies, Inc.* (Electronics)	3,132	84,627
Rogers Corp.* (Electronics)	1,044	64,206
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,392	47,620
Rubicon Technology, Inc.* (Semiconductors)	2,088	20,776
Ruby Tuesday, Inc.* (Retail)	6,612	45,821
Rudolph Technologies, Inc.* (Semiconductors)	3,828	44,941
S&T Bancorp, Inc. (Banks)	3,480	88,079
Safety Insurance Group, Inc. (Insurance)	1,392	78,370
Sanderson Farms, Inc. (Food)	2,262	163,610
Sanmina Corp.* (Electronics)	9,570	159,819
Saul Centers, Inc. (REIT)	696	33,220
ScanSource, Inc.* (Distribution/Wholesale)	3,132	132,891
Scholastic Corp. (Media)	2,958	100,602
Schulman (A.), Inc. (Chemicals)	3,306	116,570
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,088	107,469
SEACOR Holdings, Inc.* (Oil & Gas Services)	2,088	190,426
Select Comfort Corp.* (Home Furnishings)	4,176	88,072
Selective Insurance Group, Inc. (Insurance)	6,438	174,212
Seneca Foods Corp.*—Class A (Food)	870	27,744
Sigma Designs, Inc.* (Semiconductors)	3,480	16,426
Simmons First National Corp.—Class A (Banks)	1,914	71,105
Simpson Manufacturing Co., Inc. (Building Materials)	2,958	108,647
Skechers U.S.A., Inc.*—Class A (Apparel)	4,524	149,880
SkyWest, Inc. (Airlines)	5,916	87,734
Snyders-Lance, Inc. (Food)	5,568	159,913
Sonic Automotive, Inc.—Class A (Retail)	3,828	93,709
South Jersey Industries, Inc. (Gas)	3,654	204,478
Southwest Gas Corp. (Gas)	5,220	291,851
Sovran Self Storage, Inc. (REIT)	2,088	136,075
Spartan Motors, Inc. (Auto Parts & Equipment)	3,828	25,648
Spartan Stores, Inc. (Food)	4,176	101,393
Stage Stores, Inc. (Retail)	3,654	81,192
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,218	44,822
Standard Pacific Corp.* (Home Builders)	17,052	154,321
Standex International Corp. (Miscellaneous Manufacturing)	1,392	87,529
Stein Mart, Inc. (Retail)	3,132	42,125
Stepan Co. (Chemicals)	2,088	137,035
Sterling Bancorp (Savings & Loans)	9,048	120,972
Stewart Information Services Corp. (Insurance)	2,436	78,610
Stifel Financial Corp.* (Diversified Financial Services)	3,132	150,086
Stillwater Mining Co.* (Mining)	8,526	105,210
Strayer Education, Inc.* (Commercial Services)	1,218	41,984
SunCoke Energy, Inc.* (Coal)	4,176	95,255
Super Micro Computer, Inc.* (Computers)	3,654	62,703
Superior Industries International, Inc. (Auto Parts & Equipment)	2,610	53,844
Supertex, Inc.* (Semiconductors)	1,218	30,511
Susquehanna Bancshares, Inc. (Banks)	21,402	274,802
Swift Energy Co.* (Oil & Gas)	5,046	68,121
SWS Group, Inc.* (Diversified Financial Services)	3,306	20,100
Sykes Enterprises, Inc.* (Computers)	2,088	45,539
Symmetry Medical, Inc.* (Healthcare-Products)	4,176	42,094
SYNNEX Corp.* (Software)	2,958	199,369
Take-Two Interactive Software, Inc.* (Software)	6,786	117,873
Tanger Factory Outlet Centers, Inc. (REIT)	5,394	172,716
Tangoe, Inc.* (Software)	2,262	40,739
Taylor Capital Group, Inc.* (Banks)	696	18,500
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,914	175,820
TeleTech Holdings, Inc.* (Commercial Services)	1,218	29,159
Tennant Co. (Machinery-Diversified)	696	47,196
Tessera Technologies, Inc. (Semiconductors)	3,306	65,161
TETRA Tech, Inc.* (Environmental Control)	7,308	204,478
TETRA Technologies, Inc.* (Oil & Gas Services)	9,048	111,833
Texas Industries, Inc.* (Building Materials)	1,392	95,741
The Andersons, Inc. (Agriculture)	870	77,578
The Buckle, Inc. (Retail)	1,914	100,600
The Cato Corp.—Class A (Retail)	3,132	99,598
The Children’s Place Retail Stores, Inc.* (Retail)	2,610	148,692
The Ensign Group, Inc. (Healthcare-Services)	696	30,812
The Finish Line, Inc.—Class A (Retail)	5,568	156,851
The Geo Group, Inc. (REIT)	8,178	263,495
The Men’s Wearhouse, Inc. (Retail)	2,610	133,319
The Navigators Group, Inc.* (Insurance)	1,218	76,929
The Pep Boys-Manny, Moe & Jack* (Retail)	6,090	73,933
The Ryland Group, Inc. (Home Builders)	2,088	90,640
Titan International, Inc. (Auto Parts & Equipment)	6,090	109,498
Tompkins Financial Corp. (Banks)	1,392	71,535
Toro Co. (Housewares)	2,610	165,996
Tower Group International, Ltd. (Insurance)	4,524	15,291
Tredegar Corp. (Miscellaneous Manufacturing)	2,958	85,220
TreeHouse Foods, Inc.* (Food)	4,176	287,811
TriQuint Semiconductor, Inc.* (Semiconductors)	18,270	152,372
TrueBlue, Inc.* (Commercial Services)	1,566	40,371
TrustCo Bank Corp. (Banks)	6,786	48,723
TTM Technologies, Inc.* (Electronics)	6,264	53,745
Tuesday Morning Corp.* (Retail)	2,436	38,879
UIL Holdings Corp. (Electric)	6,438	249,473
Ultratech Stepper, Inc.* (Semiconductors)	2,088	60,552
UMB Financial Corp. (Banks)	2,262	145,401
UniFirst Corp. (Textiles)	1,044	111,708
United Bankshares, Inc. (Banks)	5,220	164,169
United Fire Group, Inc. (Insurance)	2,436	69,816
United Stationers, Inc. (Distribution/Wholesale)	4,524	207,606
Universal Forest Products, Inc. (Building Materials)	2,262	117,941
Universal Health Realty Income Trust (REIT)	696	27,882
Universal Technical Institute, Inc. (Commercial Services)	2,436	33,885
UNS Energy Corp. (Electric)	4,698	281,175
Urstadt Biddle Properties—Class A (REIT)	1,914	35,313
USA Mobility, Inc. (Telecommunications)	2,436	34,786
VASCO Data Security International, Inc.* (Internet)	3,306	25,555
Veeco Instruments, Inc.* (Semiconductors)	4,524	148,885
Viad Corp. (Commercial Services)	2,262	62,838
ViaSat, Inc.* (Telecommunications)	1,740	109,011

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Vicor Corp.* (Electrical Components & Equipment)	1,044	$14,010
ViewPoint Financial Group, Inc. (Banks)	2,436	66,868
Vitamin Shoppe, Inc.* (Retail)	3,480	180,995
VOXX International Corp.* (Home Furnishings)	2,262	37,775
WageWorks, Inc.* (Diversified Financial Services)	1,218	72,398
Watts Water Technologies, Inc.—Class A (Electronics)	1,914	118,420
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,568	70,602
Wintrust Financial Corp. (Banks)	4,524	208,647
World Acceptance Corp.* (Diversified Financial Services)	522	45,691
Zale Corp.* (Retail)	1,740	27,440
Zep, Inc. (Chemicals)	2,610	47,398
Zumiez, Inc.* (Retail)	1,044	27,144
TOTAL COMMON STOCKS (Cost $30,742,462)		39,990,014

Repurchase Agreements(a)(NM)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $17,000	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000
TOTAL INVESTMENT SECURITIES (Cost $30,759,462)—99.7%		40,007,014
Net other assets (liabilities)—0.3%		137,520
NET ASSETS—100.0%		$40,144,534

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$39,460	0.1%
Aerospace/Defense	1,204,541	3.0%
Agriculture	106,236	0.3%
Airlines	87,734	0.2%
Apparel	581,050	1.4%
Auto Parts & Equipment	233,813	0.6%
Banks	2,491,993	6.2%
Biotechnology	103,210	0.3%
Building Materials	609,924	1.5%
Chemicals	895,200	2.2%
Coal	328,162	0.8%
Commercial Services	2,063,899	5.1%
Computers	606,639	1.5%
Distribution/Wholesale	482,126	1.2%
Diversified Financial Services	724,336	1.8%
Electric	1,283,633	3.2%
Electrical Components & Equipment	199,891	0.5%
Electronics	1,678,383	4.2%
Energy-Alternate Sources	67,103	0.2%
Engineering & Construction	562,171	1.4%
Entertainment	183,605	0.5%
Environmental Control	392,537	1.0%
Food	1,157,029	2.9%
Forest Products & Paper	569,772	1.4%
Gas	1,302,693	3.2%
Hand/Machine Tools	69,906	0.2%
Healthcare-Products	987,264	2.5%
Healthcare-Services	1,130,191	2.8%
Home Builders	499,519	1.2%
Home Furnishings	316,777	0.8%
Household Products/Wares	111,988	0.3%
Housewares	165,996	0.4%
Insurance	1,249,042	3.1%
Internet	233,983	0.6%
Investment Companies	365,076	0.9%
Iron/Steel	82,754	0.2%
Leisure Time	136,393	0.3%
Lodging	77,044	0.2%
Machinery-Construction & Mining	80,659	0.2%
Machinery-Diversified	543,028	1.4%
Media	131,661	0.3%
Metal Fabricate/Hardware	391,350	1.0%
Mining	555,580	1.4%
Miscellaneous Manufacturing	836,502	2.1%
Office Furnishings	87,884	0.2%
Oil & Gas	507,927	1.3%
Oil & Gas Services	853,219	2.1%
Pharmaceuticals	277,452	0.7%
REIT	3,559,554	8.9%
Retail	3,288,999	8.2%
Savings & Loans	544,030	1.4%
Semiconductors	2,048,499	5.1%
Software	813,701	2.0%
Telecommunications	1,102,023	2.7%
Textiles	187,504	0.5%
Toys/Games/Hobbies	12,881	NM
Transportation	711,503	1.8%
Water	74,985	0.2%
Other**	154,520	0.3%
Total	$40,144,534	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 89

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$30,759,462
Securities, at value	39,990,014
Repurchase agreements, at value	17,000
Total Investment Securities, at value	40,007,014
Cash	384
Dividends and interest receivable	65,586
Receivable for capital shares issued	30,549
Receivable for investments sold	229,794
Prepaid expenses	697
TOTAL ASSETS	40,334,024

LIABILITIES:
Payable for investments purchased	64,574
Payable for capital shares redeemed	23,662
Advisory fees payable	17,865
Management services fees payable	2,382
Administration fees payable	1,236
Administrative services fees payable	15,608
Distribution fees payable	14,154
Trustee fees payable	13
Transfer agency fees payable	1,954
Fund accounting fees payable	2,419
Compliance services fees payable	428
Other accrued expenses	45,195
TOTAL LIABILITIES	189,490
NET ASSETS	$40,144,534

NET ASSETS CONSIST OF:
Capital	$37,303,460
Accumulated net investment income (loss)	(1,113)
Accumulated net realized gains (losses) on investments	(6,405,365)
Net unrealized appreciation (depreciation) on investments	9,247,552
NET ASSETS	$40,144,534

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	960,769
Net Asset Value (offering and redemption price per share)	$41.78

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$518,153
Interest	23
TOTAL INVESTMENT INCOME	518,176

EXPENSES:
Advisory fees	260,100
Management services fees	34,680
Administration fees	15,025
Transfer agency fees	23,471
Administrative services fees	103,524
Distribution fees	86,700
Custody fees	41,121
Fund accounting fees	33,278
Trustee fees	908
Compliance services fees	295
Other fees	54,614
Total Gross Expenses before reductions	653,716
Expenses reduced and reimbursed by the Advisor	(71,091)
TOTAL NET EXPENSES	582,625
NET INVESTMENT INCOME (LOSS)	(64,449)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,545,897
Change in net unrealized appreciation/depreciation on investments	4,776,745
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,322,642

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,258,193

See accompanying notes to financial statements.

90 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(64,449)	$82,889
Net realized gains (losses) on investments	5,545,897	2,256,996
Change in net unrealized appreciation/depreciation on investments	4,776,745	828,233
Change in net assets resulting from operations	10,258,193	3,168,118

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(82,498)	—
Change in net assets resulting from distributions	(82,498)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	55,967,400	70,923,583
Dividends reinvested	82,498	—
Value of shares redeemed	(55,218,950)	(70,161,370)
Change in net assets resulting from capital transactions	830,948	762,213
Change in net assets	11,006,643	3,930,331

NET ASSETS:
Beginning of period	29,137,891	25,207,560
End of period	$40,144,534	$29,137,891
Accumulated net investment income (loss)	$(1,113)	$83,219

SHARE TRANSACTIONS:
Issued	1,571,950	2,474,904
Reinvested	2,446	—
Redeemed	(1,571,716)	(2,479,868)
Change in shares	2,680	(4,964)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Value ::  91

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$30.41	$26.17	$27.30	$22.38		$18.63

Investment Activities:
Net investment income (loss)(a)	(0.07)	0.08	(0.09)	(0.08)		0.05
Net realized and unrealized gains (losses) on investments	11.51	4.16	(1.04)	4.99		3.75
Total income (loss) from investment activities	11.44	4.24	(1.13)	4.91		3.80

Capital Transactions:	—	—	—	0.03	(b)	—

Distributions to Shareholders From:
Net investment income	(0.07)	—	—	(0.02)		(0.05)

Net Asset Value, End of Period	$41.78	$30.41	$26.17	$27.30		$22.38

Total Return	37.67%	16.16%	(4.10)%	22.10	%(b)	20.40%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.99%	1.94%	1.96%		2.03%
Net expenses	1.68%	1.68%	1.68%	1.68%		1.67%
Net investment income (loss)	(0.19)%	0.29%	(0.34)%	(0.34)%		0.25%

Supplemental Data:
Net assets, end of period (000’s)	$40,145	$29,138	$25,208	$27,251		$21,301
Portfolio turnover rate(c)	169%	257%	267%	412%		385%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and total return would be lower.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

92 :: ProFund VP Small-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Small-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 40.42%. For the same period, the Index had a total return of 42.69%(1) and a volatility of 14.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Growth	40.42%	20.47%	9.32%
S&P SmallCap 600 Growth Index	42.69%	22.71%	11.24%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Growth	1.89%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Align Technology, Inc.	1.2%
Fifth & Pacific Cos., Inc.	1.1%
FEI Co.	1.1%
Financial Engines, Inc.	1.0%
Wolverine World Wide, Inc.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financial	21%
Consumer, Non-cyclical	20%
Consumer, Cyclical	18%
Industrial	17%
Technology	11%
Communications	5%
Basic Materials	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from December 31, 2003 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Growth :: 93

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (100.4%)

	Shares	Value
AAON, Inc. (Building Materials)	4,104	$131,123
Abaxis, Inc.* (Healthcare-Products)	1,368	54,747
ABIOMED, Inc.* (Healthcare-Products)	5,016	134,128
Acadia Realty Trust (REIT)	2,736	67,935
Acorda Therapeutics, Inc.* (Biotechnology)	5,928	173,097
Actuant Corp.—Class A (Miscellaneous Manufacturing)	3,648	133,663
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	5,472	125,090
Aerovironment, Inc.* (Aerospace/Defense)	912	26,567
Affymetrix, Inc.* (Healthcare-Products)	5,016	42,987
Agilysys, Inc.* (Computers)	1,368	19,043
Air Methods Corp.* (Healthcare-Services)	5,016	292,583
AK Steel Holding Corp.* (Iron/Steel)	6,840	56,088
Akorn, Inc.* (Pharmaceuticals)	10,488	258,319
Albany International Corp.—Class A (Machinery-Diversified)	1,824	65,536
Align Technology, Inc.* (Healthcare-Products)	10,488	599,390
Allegiant Travel Co. (Airlines)	2,280	240,403
American Assets Trust, Inc. (REIT)	2,736	85,992
American Public Education, Inc.* (Commercial Services)	2,736	118,934
American Science & Engineering, Inc. (Electronics)	456	32,791
American States Water Co. (Water)	2,280	65,504
American Vanguard Corp. (Chemicals)	3,648	88,610
American Woodmark Corp.* (Home Furnishings)	912	36,051
Amerisafe, Inc. (Insurance)	1,824	77,046
AmSurg Corp.* (Healthcare-Services)	3,192	146,577
Analogic Corp. (Electronics)	912	80,767
Anika Therapeutics, Inc.* (Pharmaceuticals)	1,824	69,604
Annie’s, Inc.* (Food)	912	39,252
Apogee Enterprises, Inc. (Building Materials)	4,104	147,375
Arctic Cat, Inc. (Leisure Time)	1,824	103,931
Arkansas Best Corp. (Transportation)	1,824	61,432
ArQule, Inc.* (Biotechnology)	4,104	8,824
ARRIS Group, Inc.* (Telecommunications)	11,400	277,761
Associated Estates Realty Corp. (REIT)	2,736	43,913
ATMI, Inc.* (Semiconductors)	1,824	55,103
AZZ, Inc. (Miscellaneous Manufacturing)	3,648	178,242
B of I Holdings, Inc.* (Savings&Loans)	1,824	143,056
B&G Foods, Inc.—Class A (Food)	4,104	139,167
Badger Meter, Inc. (Electronics)	912	49,704
Balchem Corp. (Chemicals)	4,560	267,672
Bank Mutual Corp. (Savings & Loans)	4,104	28,769
Bank of the Ozarks, Inc. (Banks)	4,560	258,050
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,104	157,224
Basic Energy Services, Inc.* (Oil & Gas Services)	2,280	35,978
BBCN Bancorp, Inc. (Banks)	11,400	189,126
Belden, Inc. (Electrical Components & Equipment)	6,384	449,752
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,368	34,939
Blackbaud, Inc. (Software)	6,840	257,526
Blucora, Inc.* (Internet)	5,928	172,860
Blue Nile, Inc.* (Internet)	912	42,946
Boston Beer Co., Inc.*—Class A (Beverages)	1,368	330,768
Boston Private Financial Holdings, Inc. (Banks)	11,856	149,623
Bottomline Technologies, Inc.* (Software)	2,736	98,934
Boyd Gaming Corp.* (Lodging)	5,472	61,615
Brady Corp.—Class A (Electronics)	2,280	70,520
Bristow Group, Inc. (Transportation)	2,280	171,137
Buffalo Wild Wings, Inc.* (Retail)	2,736	402,739
C&J Energy Services, Inc.* (Oil & Gas Services)	6,840	158,004
Cabot Microelectronics Corp.* (Semiconductors)	1,368	62,518
Calamp Corp.* (Telecommunications)	5,016	140,298
Calavo Growers, Inc. (Food)	912	27,597
Calgon Carbon Corp.* (Environmental Control)	4,104	84,419
Cambrex Corp.* (Biotechnology)	4,560	81,305
Cantel Medical Corp. (Healthcare-Products)	5,016	170,093
Capella Education Co. (Commercial Services)	1,824	121,187
Cardinal Financial Corp. (Banks)	1,824	32,832
Cardtronics, Inc.* (Commercial Services)	6,384	277,385
Carrizo Oil & Gas, Inc.* (Oil & Gas)	5,928	265,396
Casey’s General Stores, Inc. (Retail)	3,192	224,238
CEC Entertainment, Inc. (Retail)	1,368	60,575
CEVA, Inc.* (Semiconductors)	912	13,881
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,736	221,014
Cirrus Logic, Inc.* (Semiconductors)	3,648	74,529
City Holding Co. (Banks)	912	42,253
Cognex Corp.* (Machinery-Diversified)	12,312	470,072
Coherent, Inc.* (Electronics)	1,824	135,687
Columbia Banking System, Inc. (Banks)	5,016	137,990
Comfort Systems USA, Inc. (Building Materials)	3,192	61,893
Community Bank System, Inc. (Banks)	2,736	108,564
Computer Programs & Systems, Inc. (Software)	912	56,371
comScore, Inc.* (Internet)	5,016	143,508
CoreSite Realty Corp. (REIT)	3,192	102,750
CorVel Corp.* (Commercial Services)	1,824	85,181
Cracker Barrel Old Country Store, Inc. (Retail)	1,824	200,768
CryoLife, Inc. (Healthcare-Products)	3,648	40,456
CSG Systems International, Inc. (Software)	3,192	93,845
CTS Corp. (Electronics)	2,736	54,474
CVB Financial Corp. (Banks)	6,840	116,759
Cyberonics, Inc.* (Healthcare-Products)	3,648	238,980
Cynosure, Inc.*—Class A (Healthcare-Products)	1,824	48,664
Daktronics, Inc. (Home Furnishings)	5,472	85,801
Darling International, Inc.* (Environmental Control)	15,100	315,288
DealerTrack Holdings, Inc.* (Internet)	6,384	306,942
Deltic Timber Corp. (Forest Products & Paper)	912	61,961
Diamond Foods, Inc.* (Food)	1,368	35,349
DiamondRock Hospitality Co. (REIT)	14,136	163,271
Dice Holdings, Inc.* (Internet)	3,192	23,142
Digital River, Inc.* (Software)	1,824	33,744
DineEquity, Inc. (Retail)	912	76,198
Dorman Products, Inc.* (Auto Parts & Equipment)	4,560	255,679
Drew Industries, Inc. (Building Materials)	3,192	163,430
DSP Group, Inc.* (Semiconductors)	1,368	13,283
DTS, Inc.* (Home Furnishings)	1,368	32,805
DXP Enterprises, Inc.* (Machinery-Diversified)	1,368	157,594
Dycom Industries, Inc.* (Engineering & Construction)	5,016	139,395
E.W. Scripps Co.*—Class A (Media)	4,560	99,043
EastGroup Properties, Inc. (REIT)	1,824	105,664
eHealth, Inc.* (Insurance)	2,736	127,197
Electro Scientific Industries, Inc. (Electronics)	1,368	14,309
Electronics for Imaging, Inc.* (Computers)	6,840	264,913

See accompanying notes to financial statements.

94 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Emergent Biosolutions, Inc.* (Biotechnology)	1,824	$41,934
Employers Holdings, Inc. (Insurance)	4,560	144,323
Encore Capital Group, Inc.* (Diversified Financial Services)	3,648	183,348
Encore Wire Corp. (Electrical Components & Equipment)	1,824	98,861
EnerSys (Electrical Components & Equipment)	6,840	479,415
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,368	78,865
Entropic Communications, Inc.* (Semiconductors)	4,560	21,478
EPIQ Systems, Inc. (Software)	3,192	51,742
Era Group, Inc.* (Transportation)	2,736	84,433
Evercore Partners, Inc.—Class A (Diversified Financial Services)	5,016	299,856
Exar Corp.* (Semiconductors)	3,648	43,010
ExlService Holdings, Inc.* (Commercial Services)	2,280	62,974
Exponent, Inc. (Engineering & Construction)	1,368	105,938
FARO Technologies, Inc.* (Electronics)	2,280	132,924
Federal Signal Corp.* (Miscellaneous Manufacturing)	9,120	133,608
FEI Co. (Electronics)	5,928	529,727
Fifth & Pacific Cos., Inc.* (Retail)	17,784	570,334
Financial Engines, Inc. (Diversified Financial Services)	7,296	506,927
First Bancorp* (Banks)	5,016	31,049
First Cash Financial Services, Inc.* (Retail)	4,104	253,791
First Commonwealth Financial Corp. (Banks)	7,752	68,373
First Financial Bankshares, Inc. (Banks)	4,560	302,419
First Midwest Bancorp, Inc. (Banks)	10,944	191,848
Flotek Industries, Inc.* (Oil & Gas Services)	6,840	137,279
Forest Oil Corp.* (Oil & Gas)	6,840	24,692
Forestar Group, Inc.* (Real Estate)	5,016	106,690
Forrester Research, Inc. (Commercial Services)	912	34,893
Forward Air Corp. (Transportation)	2,280	100,115
Francesca’s Holdings Corp.* (Retail)	5,928	109,134
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,648	162,847
Fuller (H.B.) Co. (Chemicals)	7,296	379,683
FutureFuel Corp. (Energy-Alternate Sources)	1,824	28,819
G & K Services, Inc.—Class A (Textiles)	1,368	85,131
GenCorp, Inc.* (Aerospace/Defense)	9,120	164,342
General Communication, Inc.*—Class A (Telecommunications)	2,280	25,422
Gentiva Health Services, Inc.* (Healthcare-Services)	1,368	16,977
Geospace Technologies Corp.* (Oil & Gas Services)	1,824	172,970
G-III Apparel Group, Ltd.* (Apparel)	1,368	100,945
Glacier Bancorp, Inc. (Banks)	10,944	326,022
Globe Specialty Metals, Inc. (Mining)	4,560	82,125
Greatbatch, Inc.* (Healthcare-Products)	2,280	100,867
Green Dot Corp.*—Class A (Commercial Services)	1,368	34,405
GT Advanced Technologies, Inc.* (Semiconductors)	10,944	95,432
Haemonetics Corp.* (Healthcare-Products)	3,192	134,479
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,280	89,695
Harmonic, Inc.* (Telecommunications)	14,592	107,689
Haverty Furniture Cos., Inc. (Retail)	1,368	42,818
HCI Group, Inc. (Insurance)	1,368	73,188
Headwaters, Inc.* (Building Materials)	5,472	53,571
Healthcare Services Group, Inc. (Commercial Services)	5,928	168,177
HealthStream, Inc.* (Internet)	3,192	104,602
Heartland Express, Inc. (Transportation)	3,648	71,574
Heartland Payment Systems, Inc. (Commercial Services)	2,736	136,362
Helen of Troy, Ltd.* (Household Products/Wares)	2,736	135,459
HFF, Inc.*—Class A (Real Estate)	5,016	134,680
Hibbett Sports, Inc.* (Retail)	1,824	122,591
Higher One Holdings, Inc.* (Diversified Financial Services)	1,824	17,802
Hillenbrand, Inc. (Miscellaneous Manufacturing)	9,120	268,311
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	912	39,572
Hittite Microwave Corp.* (Semiconductors)	1,824	112,595
Home Bancshares, Inc. (Banks)	6,840	255,474
Iconix Brand Group, Inc.* (Apparel)	7,752	307,754
iGATE Corp.* (Computers)	4,104	164,817
Inland Real Estate Corp. (REIT)	8,664	91,145
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,368	65,267
Inter Parfums, Inc. (Cosmetics/Personal Care)	2,280	81,647
Interactive Intelligence Group, Inc.* (Software)	2,280	153,581
Interface, Inc. (Office Furnishings)	3,648	80,110
Interval Leisure Group, Inc. (Leisure Time)	3,192	98,633
Intevac, Inc.* (Machinery-Diversified)	1,368	10,164
Investment Technology Group, Inc.* (Diversified Financial Services)	3,192	65,628
ION Geophysical Corp.* (Oil & Gas Services)	7,296	24,077
IPC The Hospitalist Co.* (Healthcare-Services)	2,280	135,409
iRobot Corp.* (Home Furnishings)	2,280	79,276
ITT Educational Services, Inc.* (Commercial Services)	1,368	45,937
Ixia* (Telecommunications)	4,104	54,624
J & J Snack Foods Corp. (Food)	912	80,794
j2 Global, Inc. (Computers)	6,384	319,264
Jack in the Box, Inc.* (Retail)	3,192	159,664
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,280	66,872
Jos. A. Bank Clothiers, Inc.* (Retail)	1,368	74,871
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	5,928	331,139
Kirkland’s, Inc.* (Retail)	2,280	53,968
Knight Transportation, Inc. (Transportation)	3,648	66,904
Kopin Corp.* (Semiconductors)	3,192	13,470
Landauer, Inc. (Commercial Services)	456	23,990
LaSalle Hotel Properties (REIT)	7,296	225,154
La-Z-Boy, Inc. (Home Furnishings)	7,752	240,311
Lexington Realty Trust (REIT)	10,032	102,427
Ligand Phamaceuticals, Inc.*—Class B (Biotechnology)	3,192	167,899
Lindsay Manufacturing Co. (Machinery-Diversified)	912	75,468
Lithia Motors, Inc.—Class A (Retail)	3,192	221,589
Littelfuse, Inc. (Electrical Components & Equipment)	1,824	169,504
Live Nation, Inc.* (Commercial Services)	11,400	225,264
LivePerson, Inc.* (Computers)	3,192	47,305
LogMeIn, Inc.* (Telecommunications)	3,192	107,092
LTC Properties, Inc. (REIT)	1,824	64,551
Lumber Liquidators Holdings, Inc.* (Retail)	4,104	422,261
Luminex Corp.* (Healthcare-Products)	2,736	53,078
Lumos Networks Corp. (Telecommunications)	2,736	57,456
Lydall, Inc.* (Miscellaneous Manufacturing)	1,368	24,104
Manhattan Associates, Inc.* (Computers)	2,736	321,426
MarineMax, Inc.* (Retail)	3,648	58,660
MarketAxess Holdings, Inc. (Diversified Financial Services)	5,472	365,913

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 95

Common Stocks, continued

	Shares	Value
Matrix Service Co.* (Oil & Gas Services)	3,648	$89,267
MAXIMUS, Inc. (Commercial Services)	10,032	441,308
MB Financial, Inc. (Banks)	8,208	263,395
Measurement Specialties, Inc.* (Electronics)	2,280	138,373
Medical Properties Trust, Inc. (REIT)	15,960	195,031
Medidata Solutions, Inc.* (Software)	7,296	441,918
Meridian Bioscience, Inc. (Healthcare-Products)	3,192	84,684
Methode Electronics, Inc. (Electronics)	5,016	171,497
Microsemi Corp.* (Semiconductors)	8,208	204,789
MicroStrategy, Inc.*—Class A (Software)	1,368	169,960
Mobile Mini, Inc.* (Storage/Warehousing)	5,928	244,115
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,192	56,435
Monarch Casino & Resort, Inc.* (Lodging)	1,368	27,469
Monolithic Power Systems, Inc.* (Semiconductors)	2,736	94,830
Monotype Imaging Holdings, Inc. (Software)	5,928	188,866
Monro Muffler Brake, Inc. (Commercial Services)	2,736	154,201
Moog, Inc.*—Class A (Aerospace/Defense)	4,104	278,826
Movado Group, Inc. (Miscellaneous Manufacturing)	2,736	120,411
MTS Systems Corp. (Computers)	2,280	162,450
Multimedia Games Holding Co., Inc.* (Entertainment)	4,104	128,701
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,824	311,156
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,824	38,523
Nanometrics, Inc.* (Semiconductors)	1,368	26,060
National Penn Bancshares, Inc. (Banks)	6,840	77,497
Natus Medical, Inc.* (Healthcare-Products)	4,104	92,340
Navigant Consulting Co.* (Commercial Services)	4,104	78,797
Neogen Corp.* (Pharmaceuticals)	5,472	250,070
NetScout Systems, Inc.* (Computers)	2,736	80,958
Newpark Resources, Inc.* (Oil & Gas Services)	12,768	156,918
Newport Corp.* (Electronics)	2,280	41,200
NIC, Inc. (Internet)	8,664	215,474
Northern Oil & Gas, Inc.* (Oil & Gas)	8,208	123,694
NTELOS Holdings Corp. (Telecommunications)	912	18,450
Nutrisystem, Inc. (Food)	2,280	37,483
NuVasive, Inc.* (Healthcare-Products)	6,384	206,395
Old National Bancorp (Banks)	8,208	126,157
Omnicell, Inc.* (Software)	5,016	128,058
On Assignment, Inc.* (Commercial Services)	6,840	238,853
OpenTable, Inc.* (Internet)	3,192	253,350
Orbital Sciences Corp.* (Aerospace/Defense)	4,104	95,623
Oritani Financial Corp. (Savings & Loans)	5,928	95,144
OSI Systems, Inc.* (Electronics)	1,368	72,654
Outerwall, Inc.* (Diversified Financial Services)	2,736	184,051
Oxford Industries, Inc. (Apparel)	1,368	110,357
PacWest Bancorp (Banks)	5,472	231,028
Papa John’s International, Inc. (Retail)	4,560	207,024
PAREXEL International Corp.* (Commercial Services)	5,016	226,623
Parkway Properties, Inc. (REIT)	3,648	70,370
PC-Tel, Inc. (Internet)	1,368	13,092
PDC Energy, Inc.* (Oil & Gas)	2,280	121,342
Penn Virginia Corp.* (Oil & Gas)	4,104	38,701
Perficient, Inc.* (Internet)	5,016	117,475
PetMed Express, Inc. (Retail)	1,368	22,750
PetroQuest Energy, Inc.* (Oil & Gas)	2,736	11,820
Pinnacle Entertainment, Inc.* (Entertainment)	8,664	225,178
Pinnacle Financial Partners, Inc. (Banks)	5,016	163,170
PolyOne Corp. (Chemicals)	8,208	290,153
Pool Corp. (Distribution/Wholesale)	3,648	212,095
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	7,296	385,521
Post Properties, Inc. (REIT)	2,736	123,749
Powell Industries, Inc. (Electrical Components & Equipment)	912	61,095
Power Integrations, Inc. (Semiconductors)	2,736	152,723
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	7,752	277,522
PrivateBancorp, Inc. (Banks)	9,576	277,034
Procera Networks, Inc.* (Telecommunications)	1,368	20,547
Progress Software Corp.* (Software)	3,192	82,449
PS Business Parks, Inc. (REIT)	1,368	104,543
Quaker Chemical Corp. (Chemicals)	912	70,288
Quality Systems, Inc. (Software)	3,192	67,224
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	8,208	446,926
QuinStreet, Inc.* (Internet)	1,368	11,888
Red Robin Gourmet Burgers, Inc.* (Retail)	1,824	134,137
RLI Corp. (Insurance)	1,368	133,216
Rogers Corp.* (Electronics)	1,368	84,132
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,736	93,599
Ruth’s Hospitality Group, Inc. (Retail)	5,016	71,277
Sabra Health Care REIT, Inc. (REIT)	5,472	143,039
Saia, Inc.* (Transportation)	3,648	116,919
Santarus, Inc.* (Pharmaceuticals)	9,140	292,114
Saul Centers, Inc. (REIT)	912	43,530
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,824	93,881
Select Comfort Corp.* (Home Furnishings)	2,736	57,702
Simpson Manufacturing Co., Inc. (Building Materials)	2,280	83,744
Sonic Corp.* (Retail)	7,752	156,513
Sovran Self Storage, Inc. (REIT)	1,824	118,870
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	7,752	68,605
Stamps.com, Inc.* (Internet)	2,280	95,988
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,368	50,342
Steven Madden, Ltd.* (Apparel)	8,664	317,016
Stifel Financial Corp.* (Diversified Financial Services)	4,560	218,515
Stillwater Mining Co.* (Mining)	6,384	78,779
Stone Energy Corp.* (Oil & Gas)	7,296	252,369
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,736	199,974
SunCoke Energy, Inc.* (Coal)	4,560	104,014
SurModics, Inc.* (Healthcare-Products)	2,280	55,609
Sykes Enterprises, Inc.* (Computers)	3,192	69,618
Synaptics, Inc.* (Computers)	5,016	259,879
Synchronoss Technologies, Inc.* (Software)	4,560	141,679
Take-Two Interactive Software, Inc.* (Software)	5,016	87,128
Tanger Factory Outlet Centers, Inc. (REIT)	6,840	219,017
Tangoe, Inc.* (Software)	1,824	32,850
Taylor Capital Group, Inc.* (Banks)	1,368	36,361
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,192	293,216
TeleTech Holdings, Inc.* (Commercial Services)	1,368	32,750
Tennant Co. (Machinery-Diversified)	1,824	123,685
Tesco Corp.* (Oil & Gas Services)	4,560	90,197
Tessera Technologies, Inc. (Semiconductors)	2,736	53,927
Texas Capital Bancshares, Inc.* (Banks)	5,928	368,723
Texas Industries, Inc.* (Building Materials)	1,368	94,091
Texas Roadhouse, Inc.—Class A (Retail)	8,664	240,859
The Andersons, Inc. (Agriculture)	1,368	121,985
The Buckle, Inc. (Retail)	1,824	95,869

See accompanying notes to financial statements.

96 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Healthcare-Services)	1,824	$80,748
The Medicines Co.* (Biotechnology)	9,576	369,824
The Men’s Wearhouse, Inc. (Retail)	3,192	163,047
The Ryland Group, Inc. (Home Builders)	4,104	178,154
Toro Co. (Housewares)	5,016	319,018
TrueBlue, Inc.* (Commercial Services)	4,104	105,801
TrustCo Bank Corp. (Banks)	5,016	36,015
Tuesday Morning Corp.* (Retail)	2,280	36,389
Tyler Technologies, Inc.* (Software)	4,104	419,141
Ultratech Stepper, Inc.* (Semiconductors)	1,368	39,672
UMB Financial Corp. (Banks)	2,736	175,870
Umpqua Holdings Corp. (Banks)	16,416	314,202
UniFirst Corp. (Textiles)	912	97,584
United Community Banks, Inc.* (Banks)	5,472	97,128
Universal Electronics, Inc.* (Home Furnishings)	2,280	86,891
Universal Health Realty Income Trust (REIT)	912	36,535
Urstadt Biddle Properties—Class A (REIT)	1,368	25,240
ViaSat, Inc.* (Telecommunications)	3,648	228,547
Vicor Corp.* (Electrical Components & Equipment)	1,368	18,359
ViewPoint Financial Group, Inc. (Banks)	2,280	62,586
ViroPharma, Inc.* (Pharmaceuticals)	9,576	477,364
Virtus Investment Partners, Inc.* (Diversified Financial Services)	912	182,446
Virtusa Corp.* (Computers)	3,648	138,952
WageWorks, Inc.* (Diversified Financial Services)	2,736	162,628
Watts Water Technologies, Inc.—Class A (Electronics)	1,824	112,851
WD-40 Co. (Household Products/Wares)	2,280	170,270
West Pharmaceutical Services, Inc. (Healthcare-Products)	10,032	492,171
Wilshire Bancorp, Inc. (Banks)	10,032	109,650
Winnebago Industries, Inc.* (Home Builders)	4,104	112,655
Wolverine World Wide, Inc. (Apparel)	14,592	495,545
World Acceptance Corp.* (Diversified Financial Services)	912	79,827
XO Group, Inc.* (Internet)	3,648	54,209
Zale Corp.* (Retail)	2,736	43,147
Zumiez, Inc.* (Retail)	1,824	47,424
TOTAL COMMON STOCKS (Cost $36,069,531)		50,395,806
TOTAL INVESTMENT SECURITIES (Cost $36,069,531)—100.4%		50,395,806
Net other assets (liabilities)—(0.4)%		(209,013)
NET ASSETS—100.0%		$50,186,793

*  Non-income producing security

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$858,575	1.7%
Agriculture	121,985	0.2%
Airlines	240,403	0.5%
Apparel	1,331,616	2.7%
Auto Parts & Equipment	306,022	0.6%
Banks	4,549,196	9.1%
Beverages	330,769	0.7%
Biotechnology	967,924	1.9%
Building Materials	735,227	1.5%
Chemicals	1,096,406	2.2%
Coal	104,014	0.2%
Commercial Services	2,613,021	5.2%
Computers	1,848,624	3.7%
Cosmetics/Personal Care	81,647	0.2%
Distribution/Wholesale	523,251	1.0%
Diversified Financial Services	2,652,461	5.3%
Electrical Components & Equipment	1,402,077	2.8%
Electronics	1,721,610	3.4%
Energy-Alternate Sources	28,819	0.1%
Engineering & Construction	245,333	0.5%
Entertainment	353,879	0.7%
Environmental Control	399,707	0.8%
Food	359,643	0.7%
Forest Products & Paper	486,981	1.0%
Hand/Machine Tools	162,847	0.3%
Healthcare-Products	2,704,030	5.4%
Healthcare-Services	707,233	1.4%
Home Builders	290,809	0.6%
Home Furnishings	618,838	1.2%
Household Products/Wares	305,730	0.6%
Housewares	319,018	0.6%
Insurance	554,970	1.1%
Internet	1,555,475	3.1%
Iron/Steel	56,088	0.1%
Leisure Time	202,564	0.4%
Lodging	89,084	0.2%
Machinery-Diversified	902,520	1.8%
Media	99,043	0.2%
Metal Fabricate/Hardware	314,613	0.6%
Mining	160,904	0.3%
Miscellaneous Manufacturing	1,399,797	2.8%
Office Furnishings	80,110	0.2%
Oil & Gas	838,014	1.7%
Oil & Gas Services	864,690	1.7%
Pharmaceuticals	2,111,491	4.2%
Real Estate	241,370	0.5%
REIT	2,132,726	4.2%
Retail	4,272,632	8.5%
Savings & Loans	123,913	0.2%
Savings&Loans	143,056	0.3%
Semiconductors	1,077,300	2.1%
Software	2,505,018	5.0%
Storage/Warehousing	244,115	0.5%
Telecommunications	1,037,886	2.1%
Textiles	182,715	0.4%
Transportation	672,513	1.3%
Water	65,504	0.1%
Other**	(209,013)	(0.4)%
Total	$50,186,793	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT     Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 97

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$36,069,531
Securities, at value	50,395,806
Total Investment Securities, at value	50,395,806
Dividends receivable	40,213
Receivable for capital shares issued	4,080
Receivable for investments sold	109,857
Prepaid expenses	827
TOTAL ASSETS	50,550,783

LIABILITIES:
Payable for investments purchased	101,178
Payable for capital shares redeemed	21,814
Cash overdraft	144,598
Advisory fees payable	25,833
Management services fees payable	3,444
Administration fees payable	1,541
Administrative services fees payable	15,232
Distribution fees payable	12,616
Trustee fees payable	16
Transfer agency fees payable	2,436
Fund accounting fees payable	3,016
Compliance services fees payable	476
Other accrued expenses	31,790
TOTAL LIABILITIES	363,990
NET ASSETS	$50,186,793
NET ASSETS CONSIST OF:
Capital	$33,793,376
Accumulated net investment income (loss)	(204)
Accumulated net realized gains (losses) on investments	2,067,346
Net unrealized appreciation (depreciation) on investments	14,326,275
NET ASSETS	$50,186,793
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,166,618
Net Asset Value (offering and redemption price per share)	$43.02

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$320,564
Interest	13
TOTAL INVESTMENT INCOME	320,577

EXPENSES:
Advisory fees	282,181
Management services fees	37,624
Administration fees	15,959
Transfer agency fees	24,925
Administrative services fees	121,776
Distribution fees	94,060
Custody fees	40,646
Fund accounting fees	34,279
Trustee fees	944
Compliance services fees	314
Other fees	34,865
Total Gross Expenses before reductions	687,573
Expenses reduced and reimbursed by the Advisor	(55,488)
TOTAL NET EXPENSES	632,085
NET INVESTMENT INCOME (LOSS)	(311,508)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,290,001
Change in net unrealized appreciation/depreciation on investments	7,983,164
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	12,273,165
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,961,657

See accompanying notes to financial statements.

98 :: ProFund VP Small-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(311,508)	$(95,007)
Net realized gains (losses) on investments	4,290,001	4,978,771
Change in net unrealized appreciation/depreciation on investments	7,983,164	(1,162,224)
Change in net assets resulting from operations	11,961,657	3,721,540
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,727,390)	—
Change in net assets resulting from distributions	(1,727,390)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	68,329,351	46,425,780
Dividends reinvested	1,727,390	—
Value of shares redeemed	(54,581,311)	(65,184,161)
Change in net assets resulting from capital transactions	15,475,430	(18,758,381)
Change in net assets	25,709,697	(15,036,841)
NET ASSETS:
Beginning of period	24,477,096	39,513,937
End of period	$50,186,793	$24,477,096
Accumulated net investment income (loss)	$(204)	$—
SHARE TRANSACTIONS:
Issued	1,837,761	1,475,915
Reinvested	50,895	—
Redeemed	(1,472,284)	(2,088,156)
Change in shares	416,372	(612,241)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 99

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$32.63	$29.00	$28.69	$22.82		$18.53

Investment Activities:
Net investment income (loss)(a)	(0.31)	(0.10)	(0.30)	(0.13)		(0.20)
Net realized and unrealized gains (losses) on investments	12.90	3.73	0.67	5.97		5.03
Total income (loss) from investment activities	12.59	3.63	0.37	5.84		4.83

Capital Transactions:	—	—	—	0.03	(b)	—

Distributions to Shareholders From:
Net realized gains on investments	(2.20)	—	(0.06)	—		(0.54)

Net Asset Value, End of Period	$43.02	$32.63	$29.00	$28.69		$22.82

Total Return	40.42%	12.48%	1.28%	25.72	%(b)	26.17%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.89%	1.86%	1.87%		1.91%
Net expenses	1.68%	1.68%	1.68%	1.68%		1.67%
Net investment income (loss)	(0.83)%	(0.31)%	(1.00)%	(0.51)%		(1.06)%

Supplemental Data:
Net assets, end of period (000’s)	$50,187	$24,477	$39,514	$59,360		$40,211
Portfolio turnover rate(c)	174%	163%	310%	351%		308%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and total return would be lower.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

100 :: ProFund VP Asia 30 :: Management Discussion of Fund Performance

ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 14.97%. For the same period, the Index had a total return of 15.10%(1) and a volatility of 16.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Asia 30	14.97%	11.23%	7.43%
ProFunds Asia 30 Index	15.10%	11.97%	7.43%
MSCI AC Asia Pacific Free Excluding Japan Index	3.65%	17.21%	11.27%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.88%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton, Ltd.	6.8%
PetroChina Co., Ltd.	6.8%
CNOOC, Ltd.	5.8%
China Life Insurance Co., Ltd.	5.5%
China Mobile, Ltd.	5.2%

ProFunds Asia 30 Index — Composition

% of Index
Communications	19%
Financial	16%
Energy	15%
Basic Materials	13%
Technology	12%
Consumer, Cyclical	9%
Consumer, Non-cyclical	8%
Industrial	5%
Utilities	3%
Country Composition
China	51%
India	17%
South Korea	15%
Taiwan	8%
Australia	7%
Indonesia	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region of the country of Japan.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Asia 30 :: 101

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.5%)

	Shares	Value
Baidu, Inc.*ADR (Internet)	4,374	$778,047
BHP Billiton, Ltd.ADR (Mining)	42,444	2,894,681
China Life Insurance Co., Ltd.ADR (Insurance)	49,734	2,349,932
China Mobile, Ltd.ADR (Telecommunications)	42,768	2,236,339
China Unicom, Ltd.ADR (Telecommunications)	58,320	878,299
CNOOC, Ltd.ADR (Oil & Gas)	13,284	2,492,875
Ctrip.com International, Ltd.*ADR (Internet)	16,686	827,959
HDFC Bank, Ltd.ADR (Banks)	43,416	1,495,247
Himax Technologies, Inc.ADR (Semiconductors)	76,950	1,131,935
Home Inns & Hotels Management, Inc.*ADR (Lodging)	24,786	1,081,661
ICICI Bank, Ltd.ADR (Banks)	38,070	1,415,062
Infosys Technologies, Ltd.ADR (Computers)	28,512	1,613,779
KB Financial Group, Inc.*ADR (Diversified Financial Services)	32,562	1,319,087
Korea Electric Power Corp.*ADR (Electric)	85,050	1,412,681
LG Display Co., Ltd.*ADR (Electronics)	98,820	1,199,675
Melco Crown Entertainment, Ltd.*ADR (Lodging)	36,288	1,423,215
Mindray Medical International, Ltd.ADR (Healthcare-Products)	30,456	1,107,380
Netease.com, Inc.ADR (Internet)	8,586	674,860
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	35,964	1,132,866
PetroChina Co., Ltd.ADR (Oil & Gas)	26,244	2,880,016
POSCOADR (Iron/Steel)	19,278	1,503,683
PT Telekomunikasi IndonesiaADR (Telecommunications)	21,384	766,616
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	12,474	1,023,491
Sesa Sterlite, Ltd.ADR (Mining)	90,882	1,196,007
SK Telecom Co., Ltd.ADR (Telecommunications)	35,964	885,434
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	127,494	2,223,495
Tata Motors, Ltd.ADR (Auto Manufacturers)	43,740	1,347,192
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	75,168	1,027,547
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	28,512	1,094,291
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	205,254	1,036,533
TOTAL COMMON STOCKS (Cost $24,273,152)		42,449,885

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $37,000	$37,000	$37,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,000)		37,000
TOTAL INVESTMENT SECURITIES (Cost $24,310,152)—99.6%		42,486,885
Net other assets (liabilities)—0.4%		162,313
NET ASSETS—100.0%		$42,649,198

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Auto Manufacturers	$1,347,192	3.2%
Banks	2,910,309	6.8%
Commercial Services	2,227,157	5.2%
Computers	1,613,779	3.8%
Diversified Financial Services	1,319,087	3.1%
Electric	1,412,681	3.3%
Electrical Components & Equipment	1,036,533	2.4%
Electronics	1,199,675	2.8%
Energy-Alternate Sources	1,027,547	2.4%
Healthcare-Products	1,107,380	2.6%
Insurance	2,349,932	5.5%
Internet	3,304,358	7.7%
Iron/Steel	1,503,684	3.5%
Lodging	2,504,876	5.9%
Mining	4,090,687	9.6%
Oil & Gas	5,372,891	12.6%
Semiconductors	3,355,430	7.9%
Telecommunications	4,766,687	11.2%
Other**	199,313	0.5%
Total	$42,649,198	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2013:

	Value	% of Net Assets
Australia	$2,894,681	6.8%
China	22,045,311	51.6%
India	7,067,287	16.6%
Indonesia	766,616	1.8%
South Korea	6,320,560	14.8%
Taiwan	3,355,430	7.9%
Other**	199,313	0.5%
Total	$42,649,198	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

102 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$24,310,152
Securities, at value	42,449,885
Repurchase agreements, at value	37,000
Total Investment Securities, at value	42,486,885
Cash	965,530
Dividends and interest receivable	107,330
Receivable for capital shares issued	170,104
Receivable for investments sold	36,226
Prepaid expenses	211
TOTAL ASSETS	43,766,286

LIABILITIES:
Payable for investments purchased	964,770
Payable for capital shares redeemed	44,042
Advisory fees payable	28,171
Management services fees payable	3,756
Administration fees payable	1,299
Administrative services fees payable	14,888
Distribution fees payable	18,223
Trustee fees payable	14
Transfer agency fees payable	2,053
Fund accounting fees payable	2,543
Compliance services fees payable	465
Other accrued expenses	36,864
TOTAL LIABILITIES	1,117,088
NET ASSETS	$42,649,198

NET ASSETS CONSIST OF:
Capital	$30,863,440
Accumulated net investment income (loss)	(77,988)
Accumulated net realized gains (losses) on investments	(6,312,987)
Net unrealized appreciation (depreciation) on investments	18,176,733
NET ASSETS	$42,649,198
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	761,868
Net Asset Value (offering and redemption price per share)	$55.98

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$639,904
Interest	17
Foreign tax withholding	(58,832)
TOTAL INVESTMENT INCOME	581,089
EXPENSES:
Advisory fees	294,231
Management services fees	39,230
Administration fees	17,039
Transfer agency fees	26,546
Administrative services fees	99,731
Distribution fees	98,077
Custody fees	42,410
Fund accounting fees	34,269
Trustee fees	1,053
Compliance services fees	239
Other fees	38,647
Total Gross Expenses before reductions	691,472
Expenses reduced and reimbursed by the Advisor	(32,395)
TOTAL NET EXPENSES	659,077
NET INVESTMENT INCOME (LOSS)	(77,988)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,152,016
Change in net unrealized appreciation/depreciation on investments	476,775
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,628,791
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,550,803

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 103

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(77,988)	$21,988
Net realized gains (losses) on investments	4,152,016	843,746
Change in net unrealized appreciation/depreciation on investments	476,775	4,135,699
Change in net assets resulting from operations	4,550,803	5,001,433
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,988)	—
Change in net assets resulting from distributions	(21,988)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	56,289,425	54,399,096
Dividends reinvested	21,988	—
Value of shares redeemed	(62,056,077)	(55,056,554)
Change in net assets resulting from capital transactions	(5,744,664)	(657,458)
Change in net assets	(1,215,849)	4,343,975
NET ASSETS:
Beginning of period	43,865,047	39,521,072
End of period	$42,649,198	$43,865,047
Accumulated net investment income (loss)	$(77,988)	$21,988
SHARE TRANSACTIONS:
Issued	1,121,363	1,177,437
Reinvested	461	—
Redeemed	(1,260,368)	(1,213,736)
Change in shares	(138,544)	(36,299)

See accompanying notes to financial statements.

104 :: ProFund VP Asia 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$48.72	$42.19	$61.12	$53.70	$39.35

Investment Activities:
Net investment income (loss)(a)	(0.10)	0.03	(0.17)	0.02	0.04
Net realized and unrealized gains (losses) on investments	7.39	6.50	(15.32)	7.44	21.02
Total income (loss) from investment activities	7.29	6.53	(15.49)	7.46	21.06

Distributions to Shareholders From:
Net investment income	(0.03)	—	(0.02)	(0.04)	(0.47)
Net realized gains on investments	—	—	(3.42)	—	(6.24)
Total distributions	(0.03)	—	(3.44)	(0.04)	(6.71)

Net Asset Value, End of Period	$55.98	$48.72	$42.19	$61.12	$53.70

Total Return	14.97%	15.48%	(27.00)%	13.91%	54.20%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.88%	1.78%	1.74%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(0.20)%	0.06%	(0.31)%	0.03%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$42,649	$43,865	$39,521	$99,324	$116,848
Portfolio turnover rate(b)	113%	111%	50%	158%	191%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Europe 30 :: 105

ProFund VP Europe 30 seeks investment results that, before fees and expenses, correspond to the performance of the ProFunds Europe 30 Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 21.64%. For the same period, the Index had a price return of 19.47%(1) and a volatility of 13.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	21.64%	11.90%	5.04%
ProFunds Europe 30 Index	19.47%	9.96%	3.68%
Dow Jones STOXX 50 Index	26.99%	8.32%	5.23%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.80%	1.68%

**     Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	5.4%
Vodafone Group PLC	5.2%
Royal Dutch Shell PLC	5.2%
BHP Billiton PLC	4.9%
BP PLC	4.5%

ProFunds Europe 30 Index — Composition

% of Index
Financial	18%
Consumer, Non-cyclical	17%
Energy	17%
Communications	13%
Basic Materials	11%
Industrial	9%
Technology	9%
Consumer, Cyclical	3%
Utilities	3%
Country Composition
United Kingdom	44%
Netherlands	16%
Germany	8%
France	7%
Spain	7%
Luxembourg	5%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

106 :: ProFund VP Europe 30 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.6%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	12,586	$1,339,906
ArcelorMittalNYS (Iron/Steel)	55,622	992,296
ARM Holdings PLCADR (Semiconductors)	17,458	955,651
ASML Holding N.V.NYS (Semiconductors)	11,368	1,065,182
AstraZeneca PLCADR (Pharmaceuticals)	21,924	1,301,628
Banco Santander S.A.ADR (Banks)	162,400	1,472,968
Barclays PLCADR (Banks)	72,268	1,310,218
BHP Billiton PLCADR (Mining)	32,886	2,042,877
BP PLCADR (Oil & Gas)	38,570	1,874,888
Diageo PLCADR (Beverages)	10,556	1,397,826
GlaxoSmithKline PLCADR (Pharmaceuticals)	21,112	1,127,170
HSBC Holdings PLCADR (Banks)	41,412	2,283,043
ING Groep N.V.*ADR (Insurance)	83,636	1,171,740
Koninklijke Phillips Electronics N.V.NYS (Electronics)	28,014	1,035,678
National Grid PLCADR (Gas)	17,458	1,140,357
Nokia, Corp.*ADR (Telecommunications)	123,830	1,004,261
Rio Tinto PLCADR (Mining)	27,202	1,535,009
Royal Bank of Scotland Group PLC*ADR (Banks)	110,026	1,246,595
Royal Dutch Shell PLCADR—Class A (Oil & Gas)	30,450	2,170,171
Ryanair Holdings PLC*ADR (Airlines)	28,420	1,333,751
Sanofi-AventisADR (Pharmaceuticals)	21,112	1,132,237
SAP AGADR (Software)	17,864	1,556,669
Siemens AGADR (Miscellaneous Manufacturing)	11,774	1,630,817
Statoil ASAADR (Oil & Gas)	55,622	1,342,159
Telefonaktiebolaget LM EricssonADR (Telecommunications)	87,290	1,068,430
Telefonica S.A.ADR (Telecommunications)	80,388	1,313,540
Tenaris S.A.ADR (Metal Fabricate/Hardware)	21,924	957,860
Total S.A.ADR (Oil & Gas)	30,044	1,840,795
Unilever N.V.NYS (Food)	28,014	1,127,003
Vodafone Group PLCADR (Telecommunications)	55,216	2,170,541
TOTAL COMMON STOCKS (Cost $28,312,204)		41,941,266

Repurchase Agreements(a) (0.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $335,000	$335,000	$335,000
TOTAL REPURCHASE AGREEMENTS (Cost $335,000)		335,000
TOTAL INVESTMENT SECURITIES (Cost $28,647,204)—100.4%		42,276,266
Net other assets (liabilities)—(0.4)%		(176,021)
NET ASSETS—100.0%		$42,100,245

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

NYS     New York Shares

ProFund VP Europe 30 invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Airlines	$1,333,751	3.2%
Banks	6,312,825	14.9%
Beverages	2,737,731	6.5%
Electronics	1,035,678	2.5%
Food	1,127,003	2.7%
Gas	1,140,357	2.7%
Insurance	1,171,740	2.8%
Iron/Steel	992,296	2.4%
Metal Fabricate/Hardware	957,860	2.3%
Mining	3,577,887	8.4%
Miscellaneous Manufacturing	1,630,817	3.9%
Oil & Gas	7,228,013	17.2%
Pharmaceuticals	3,561,034	8.5%
Semiconductors	2,020,833	4.8%
Software	1,556,669	3.7%
Telecommunications	5,556,772	13.1%
Other**	158,979	0.4%
Total	$42,100,245	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2013:

	Value	% of Net Assets
Belgium	$1,339,906	3.2%
Finland	1,004,261	2.4%
France	2,973,032	7.1%
Germany	3,187,486	7.6%
Ireland	1,333,751	3.2%
Luxembourg	1,950,156	4.6%
Netherlands	6,569,774	15.5%
Norway	1,342,159	3.2%
Spain	2,786,508	6.6%
Sweden	1,068,430	2.5%
United Kingdom	18,385,803	43.7%
Other**	158,979	0.4%
Total	$42,100,245	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 107

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$28,647,204
Securities, at value	41,941,266
Repurchase agreements, at value	335,000
Total Investment Securities, at value	42,276,266
Cash	451
Dividends and interest receivable	72,161
Receivable for capital shares issued	191,572
Prepaid expenses	184
TOTAL ASSETS	42,540,634

LIABILITIES:
Payable for investments purchased	309,947
Payable for capital shares redeemed	25,156
Advisory fees payable	25,309
Management services fees payable	3,374
Administration fees payable	1,315
Administrative services fees payable	15,885
Distribution fees payable	16,747
Trustee fees payable	14
Transfer agency fees payable	2,079
Fund accounting fees payable	2,574
Compliance services fees payable	422
Other accrued expenses	37,567
TOTAL LIABILITIES	440,389
NET ASSETS	$42,100,245

NET ASSETS CONSIST OF:
Capital	$38,941,320
Accumulated net investment income (loss)	554,073
Accumulated net realized gains (losses) on investments	(11,024,210)
Net unrealized appreciation (depreciation) on investments	13,629,062
NET ASSETS	$42,100,245
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,627,677
Net Asset Value (offering and redemption price per share)	$25.87

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$1,273,098
Interest	18
Foreign tax withholding	(116,366)
TOTAL INVESTMENT INCOME	1,156,750

EXPENSES:
Advisory fees	268,893
Management services fees	35,852
Administration fees	15,612
Transfer agency fees	24,298
Administrative services fees	98,746
Distribution fees	89,631
Custody fees	13,908
Fund accounting fees	31,317
Trustee fees	962
Compliance services fees	282
Other fees	40,367
Total Gross Expenses before reductions	619,868
Expenses reduced and reimbursed by the Advisor	(17,191)
TOTAL NET EXPENSES	602,677
NET INVESTMENT INCOME (LOSS)	554,073
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,060,530
Change in net unrealized appreciation/depreciation on investments	4,071,498
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,132,028
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,686,101

See accompanying notes to financial statements.

108 :: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$554,073	$458,263
Net realized gains (losses) on investments	2,060,530	(439,282)
Change in net unrealized appreciation/depreciation on investments	4,071,498	4,150,041
Change in net assets resulting from operations	6,686,101	4,169,022
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(458,263)	(810,929)
Change in net assets resulting from distributions	(458,263)	(810,929)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	60,550,527	40,102,702
Dividends reinvested	458,263	810,929
Value of shares redeemed	(60,560,313)	(30,941,026)
Change in net assets resulting from capital transactions	448,477	9,972,605
Change in net assets	6,676,315	13,330,698
NET ASSETS:
Beginning of period	35,423,930	22,093,232
End of period	$42,100,245	$35,423,930
Accumulated net investment income (loss)	$554,073	$458,263
SHARE TRANSACTIONS:
Issued	2,621,404	2,012,778
Reinvested	20,878	44,120
Redeemed	(2,655,171)	(1,566,705)
Change in shares	(12,889)	490,193

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 109

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$21.59	$19.21	$21.27	$21.06	$16.32

Investment Activities:
Net investment income (loss)(a)	0.35	0.35	0.43	0.19	0.27
Net realized and unrealized gains (losses) on investments	4.26	2.72	(2.29)	0.35	4.99
Total income (loss) from investment activities	4.61	3.07	(1.86)	0.54	5.26

Distributions to Shareholders From:
Net investment income	(0.33)	(0.69)	(0.20)	(0.33)	(0.52)

Net Asset Value, End of Period	$25.87	$21.59	$19.21	$21.27	$21.06

Total Return	21.64%	16.60%	(8.88)%	2.63%	32.30%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.80%	1.79%	1.71%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	1.54%	1.76%	1.98%	0.95%	1.48%

Supplemental Data:
Net assets, end of period (000’s)	$42,100	$35,424	$22,093	$48,270	$62,615
Portfolio turnover rate(b)	142%	91%	116%	180%	150%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

110 :: ProFund VP International :: Management Discussion of Fund Performance

ProFund VP International seeks investment results that, before fees and expenses, correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2013, the Fund had a total return of 19.49%. For the same period, the Index had a total return of 23.29%(1) and a volatility of 12.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP International	19.49%	9.78%	-1.54%
MSCI EAFE Index	23.29%	12.96%	1.29%

Expense Ratios**

Fund	Gross	Net
ProFund VP International	1.83%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Financial	25%
Consumer, Non-cyclical	22%
Consumer, Cyclical	12%
Industrial	12%
Communications	8%
Basic Materials	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%
Country Composition
United Kingdom	22%
Japan	21%
France	10%
Germany	9%
Switzerland	9%
Australia	7%
Other	22%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP International :: 111

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $14,989,001	$14,989,000	$14,989,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,989,000)		14,989,000
TOTAL INVESTMENT SECURITIES (Cost $14,989,000)—99.9%		14,989,000
Net other assets (liabilities)—0.1%		10,305
NET ASSETS—100.0%		$14,999,305

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $2,079,000.

Swap Agreements*

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	(0.43)%	1/28/14	$5,496,313	$39,069
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(0.93)%	1/28/14	9,422,243	66,144
				$105,213

*                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to financial statements.

112 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$14,989,000
Repurchase agreements, at value	14,989,000
Total Investment Securities, at value	14,989,000
Cash	557
Segregated cash balances with custodian	50
Unrealized gain on swap agreements	105,213
Receivable for capital shares issued	17,420
Prepaid expenses	50
TOTAL ASSETS	15,112,290

LIABILITIES:
Payable for capital shares redeemed	72,396
Advisory fees payable	9,162
Management services fees payable	1,222
Administration fees payable	452
Administrative services fees payable	8,200
Distribution fees payable	8,750
Trustee fees payable	5
Transfer agency fees payable	714
Fund accounting fees payable	884
Compliance services fees payable	138
Other accrued expenses	11,062
TOTAL LIABILITIES	112,985
NET ASSETS	$14,999,305

NET ASSETS CONSIST OF:
Capital	$15,182,352
Accumulated net realized gains (losses) on investments	(288,260)
Net unrealized appreciation (depreciation) on investments	105,213
NET ASSETS	$14,999,305

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	624,900
Net Asset Value (offering and redemption price per share)	$24.00

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$3,782

EXPENSES:
Advisory fees	89,747
Management services fees	11,966
Administration fees	5,240
Transfer agency fees	8,147
Administrative services fees	28,006
Distribution fees	29,916
Custody fees	7,727
Fund accounting fees	10,439
Trustee fees	325
Compliance services fees	103
Other fees	13,697
Total Gross Expenses before reductions	205,313
Expenses reduced and reimbursed by the Advisor	(4,278)
TOTAL NET EXPENSES	201,035
NET INVESTMENT INCOME (LOSS)	(197,253)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	1,631,340
Change in net unrealized appreciation/depreciation on investments	54,896
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,686,236

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,488,983

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 113

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(197,253)	$(110,785)
Net realized gains (losses) on investments	1,631,340	1,171,970
Change in net unrealized appreciation/depreciation on investments	54,896	34,375
Change in net assets resulting from operations	1,488,983	1,095,560

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(616,082)	—
Change in net assets resulting from distributions	(616,082)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,259,009	19,095,084
Dividends reinvested	616,082	—
Value of shares redeemed	(27,479,778)	(13,145,267)
Change in net assets resulting from capital transactions	1,395,313	5,949,817
Change in net assets	2,268,214	7,045,377

NET ASSETS:
Beginning of period	12,731,091	5,685,714
End of period	$14,999,305	$12,731,091

SHARE TRANSACTIONS:
Issued	1,264,418	947,904
Reinvested	28,274	—
Redeemed	(1,257,032)	(663,782)
Change in shares	35,660	284,122

See accompanying notes to financial statements.

114 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$21.61	$18.63	$21.76	$21.05	$16.89

Investment Activities:
Net investment income (loss)(a)	(0.37)	(0.31)	(0.35)	(0.32)	(0.32)
Net realized and unrealized gains (losses) on investments	4.41	3.29	(2.78)	1.89	4.38
Total income (loss) from investment activities	4.04	2.98	(3.13)	1.57	4.06
Capital Transactions:	—	—	—	—	0.10	(b)

Distributions to Shareholders From:
Net investment income	—	—	—	—	—	(c)
Net realized gains on investments	(1.65)	—	—	(0.86)	—
Total distributions	(1.65)	—	—	(0.86)	—	(c)

Net Asset Value, End of Period	$24.00	$21.61	$18.63	$21.76	$21.05

Total Return	19.49%	15.93%	(14.34)%	7.80%	24.65	%(b)

Ratios to Average Net Assets:
Gross expenses	1.72%	1.83%	1.74%	1.70%	1.69%
Net expenses	1.68%	1.68%	1.65%	1.68%	1.68%
Net investment income (loss)	(1.65)%	(1.57)%	(1.61)%	(1.58)%	(1.62)%

Supplemental Data:
Net assets, end of period (000’s)	$14,999	$12,731	$5,686	$20,408	$13,159
Portfolio turnover rate(d)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(c)          Amount is less than $0.005.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Emerging Markets :: 115

ProFund VP Emerging Markets seeks investment results that, before fees and expenses, correspond to the performance of the Bank of New York Mellon Emerging Markets 50 ADR Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of -6.42%. For the same period, the Index had a total return of -4.76%(1) and a volatility of 16.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Emerging Markets	-6.42%	7.37%	-2.83%
Bank of New York Mellon Emerging Markets 50 ADR Index	-4.76%	9.25%	-0.96%

Expense Ratios**

Fund	Gross	Net
ProFund VP Emerging Markets	1.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	8%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.8%
China Mobile, Ltd.	5.7%
America Movil S.A.B. de C.V.	5.6%
Petroleo Brasileiro S.A.	5.3%
Vale S.A.	5.2%

Bank of New York Mellon Emerging Markets
50 ADR Index – Composition

% of Index
Communications	28%
Financial	17%
Energy	16%
Basic Materials	13%
Technology	12%
Consumer, Non-cyclical	8%
Industrial	3%
Utilities	2%
Consumer, Cyclical	1%
Country Composition
Brazil	27%
China	27%
Mexico	11%
South Korea	10%
Taiwan	9%
India	7%
Other	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

116 :: ProFund VP Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (77.7%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	24,396	$117,101
Ambev S.A.ADR (Beverages)	90,308	663,763
America Movil S.A.B. de C.V.ADR (Telecommunications)	45,154	1,055,249
Baidu, Inc.*ADR (Internet)	5,350	951,658
BRF-Brazil Foods S.A.ADR (Food)	12,840	267,971
Cemex S.A.B. de C.V.*ADR (Building Materials)	22,470	265,820
China Life Insurance Co., Ltd.ADR (Insurance)	9,844	465,129
China Mobile, Ltd.ADR (Telecommunications)	20,758	1,085,436
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,136	422,025
China Telecom Corp., Ltd.ADR (Telecommunications)	2,782	140,686
China Unicom, Ltd.ADR (Telecommunications)	8,988	135,359
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	7,490	231,890
CNOOC, Ltd.ADR (Oil & Gas)	3,210	602,388
Ctrip.com International, Ltd.*ADR (Internet)	2,568	127,424
Ecopetrol S.A.ADR (Oil & Gas)	4,922	189,251
Embraer S.A.ADR (Aerospace/Defense)	3,210	103,298
Enersis S.A.ADR (Electric)	7,704	115,483
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,638	356,051
Grupo Televisa S.A.ADR (Media)	7,704	233,123
HDFC Bank, Ltd.ADR (Banks)	7,704	265,326
ICICI Bank, Ltd.ADR (Banks)	5,564	206,814
Infosys Technologies, Ltd.ADR (Computers)	9,630	545,058
KB Financial Group, Inc.*ADR (Diversified Financial Services)	7,704	312,089
Korea Electric Power Corp.*ADR (Electric)	10,272	170,618
Latam Airlines Group S.A.ADR (Airlines)	6,420	104,710
LG Display Co., Ltd.*ADR (Electronics)	8,774	106,516
Mobile TeleSystemsADR (Telecommunications)	10,058	217,555
Netease.com, Inc.ADR (Internet)	1,498	117,743
PetroChina Co., Ltd.ADR (Oil & Gas)	4,280	469,687
Petroleo Brasileiro S.A.ADR (Oil & Gas)	29,532	406,951
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,712	102,857
POSCOADR (Iron/Steel)	6,206	484,068
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,494	161,110
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	1,498	122,911
Sasol, Ltd.ADR (Chemicals)	10,058	497,368
Shinhan Financial Group Co., Ltd.*ADR (Diversified Financial Services)	9,416	430,312
SK Telecom Co., Ltd.ADR (Telecommunications)	7,062	173,866
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	73,188	1,276,399
Tata Motors, Ltd.ADR (Auto Manufacturers)	3,638	112,050
Ultrapar Participacoes S.A.ADR (Chemicals)	8,132	192,322
Vale S.A.ADR (Iron/Steel)	25,894	394,884
Wipro, Ltd.ADR (Computers)	11,556	145,490
YPF S.A.ADR (Oil & Gas)	3,852	126,962
TOTAL COMMON STOCKS (Cost $12,065,674)		14,672,771

Preferred Stocks (14.5%)

Banco Bradesco S.A.ADR (Banks)	41,730	522,877
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,568	114,713
Gerdau S.A.ADR (Iron/Steel)	17,762	139,254
Itau Unibanco Holding S.A.ADR (Banks)	49,862	676,627
Petroleo Brasileiro S.A.ADR (Oil & Gas)	40,660	597,295
Telefonica Brasil S.A.ADR (Telecommunications)	5,778	111,053
Vale S.A.ADR (Iron/Steel)	41,944	587,636
TOTAL PREFERRED STOCKS (Cost $3,053,362)		2,749,455

Repurchase Agreements(a)(b) (7.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $1,491,000	$1,491,000	$1,491,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,491,000)		1,491,000
TOTAL INVESTMENT SECURITIES (Cost $16,610,036)—100.1%		18,913,226
Net other assets (liabilities)—(0.1)%		(14,454)
NET ASSETS—100.0%		$18,898,772

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $377,000.

ADR American Depositary Receipt

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(0.58)%	1/28/14	$447,078	$1,424
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(0.38)%	1/28/14	1,018,715	3,757
				$5,181

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 117

ProFund VP Emerging Markets invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$103,298	0.5%
Airlines	104,710	0.6%
Auto Manufacturers	112,050	0.6%
Banks	1,671,644	8.8%
Beverages	1,019,815	5.4%
Building Materials	265,820	1.4%
Chemicals	689,690	3.6%
Computers	690,548	3.7%
Diversified Financial Services	742,400	3.9%
Electric	286,101	1.5%
Electronics	106,516	0.6%
Food	382,683	2.0%
Insurance	465,129	2.5%
Internet	1,319,736	7.0%
Iron/Steel	1,605,841	8.5%
Media	233,123	1.2%
Oil & Gas	2,814,560	14.9%
Semiconductors	1,393,500	7.4%
Telecommunications	3,415,062	18.1%
Other**	1,476,546	7.8%
Total	$18,898,772	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2013:

	Value	% of Net Assets
Argentina	$126,962	0.7%
Brazil	4,778,643	25.3%
Chile	220,193	1.2%
China	4,640,447	24.5%
Colombia	189,251	1.0%
India	1,274,738	6.7%
Indonesia	161,110	0.9%
Mexico	1,910,243	10.1%
Philippines	102,857	0.5%
Russia	217,555	1.2%
South Africa	497,368	2.6%
South Korea	1,677,469	8.9%
Taiwan	1,625,390	8.6%
Other**	1,476,546	7.8%
Total	$18,898,772	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

118  :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$16,610,036
Securities, at value	17,422,226
Repurchase agreements, at value	1,491,000
Total Investment Securities, at value	18,913,226
Cash	857
Dividends and interest receivable	30,952
Unrealized gain on swap agreements	5,181
Receivable for capital shares issued	9,334
Prepaid expenses	165
TOTAL ASSETS	18,959,715

LIABILITIES:
Payable for capital shares redeemed	2,274
Advisory fees payable	10,289
Management services fees payable	1,372
Administration fees payable	611
Administrative services fees payable	12,743
Distribution fees payable	13,557
Trustee fees payable	6
Transfer agency fees payable	966
Fund accounting fees payable	1,196
Compliance services fees payable	256
Other accrued expenses	17,673
TOTAL LIABILITIES	60,943

NET ASSETS	$18,898,772

NET ASSETS CONSIST OF:
Capital	$24,510,628
Accumulated net investment income (loss)	43,074
Accumulated net realized gains (losses) on investments	(7,963,301)
Net unrealized appreciation (depreciation) on investments	2,308,371

NET ASSETS	$18,898,772
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	791,456
Net Asset Value (offering and redemption price per share)	$23.88

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$477,524
Interest	1,476
Foreign tax withholding	(61,492)
TOTAL INVESTMENT INCOME	417,508

EXPENSES:
Advisory fees	167,158
Management services fees	22,288
Administration fees	9,664
Transfer agency fees	15,028
Administrative services fees	53,326
Distribution fees	55,719
Custody fees	17,799
Fund accounting fees	19,739
Trustee fees	626
Compliance services fees	141
Other fees	29,047
Total Gross Expenses before reductions	390,535
Expenses reduced and reimbursed by the Advisor	(16,101)
TOTAL NET EXPENSES	374,434
NET INVESTMENT INCOME (LOSS)	43,074

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,616,275)
Net realized gains (losses) on swap agreements	(243,467)
Change in net unrealized appreciation/depreciation on investments	446,500

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,413,242)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,370,168)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets ::  119

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$43,074	$141,228
Net realized gains (losses) on investments	(2,859,742)	(1,318,419)
Change in net unrealized appreciation/depreciation on investments	446,500	1,991,376
Change in net assets resulting from operations	(2,370,168)	814,185
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(141,228)	(206,621)
Change in net assets resulting from distributions	(141,228)	(206,621)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	55,027,501	48,112,737
Dividends reinvested	141,228	206,621
Value of shares redeemed	(60,833,876)	(38,328,974)
Change in net assets resulting from capital transactions	(5,665,147)	9,990,384
Change in net assets	(8,176,543)	10,597,948
NET ASSETS:
Beginning of period	27,075,315	16,477,367
End of period	$18,898,772	$27,075,315
Accumulated net investment income (loss)	$43,074	$141,228
SHARE TRANSACTIONS:
Issued	2,246,769	1,902,462
Reinvested	5,711	8,040
Redeemed	(2,513,588)	(1,534,223)
Change in shares	(261,108)	376,279

See accompanying notes to financial statements.

120  :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$25.72	$24.36	$30.35	$28.13	$17.34

Investment Activities:
Net investment income (loss)(a)	0.05	0.18	0.21	(0.02)	(0.33)
Net realized and unrealized gains (losses) on investments	(1.70)	1.43	(6.20)	2.71	11.14
Total income (loss) from investment activities	(1.65)	1.61	(5.99)	2.69	10.81

Distributions to Shareholders From:
Net investment income	(0.19)	(0.25)	—	—	(0.02)
Net realized gains on investments	—	—	—	(0.47)	—
Total distributions	(0.19)	(0.25)	—	(0.47)	(0.02)

Net Asset Value, End of Period	$23.88	$25.72	$24.36	$30.35	$28.13

Total Return	(6.42)%	6.57%	(19.70)%	9.77%	62.36%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.80%	1.73%	1.68%	1.70%
Net expenses	1.68%	1.68%	1.64%	1.68%	1.68%
Net investment income (loss)	0.19%	0.71%	0.73%	(0.08)%	(1.36)%

Supplemental Data:
Net assets, end of period (000’s)	$18,899	$27,075	$16,477	$51,835	$34,872
Portfolio turnover rate(b)	102%	55%	32%	35%	7%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Japan ::  121

ProFund VP Japan seeks investment results that, before fees and expenses, correspond to the performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2013, the Fund had a total return of 48.24%. For the same period, the Index had a total return of 30.48%(1), as measured in unhedged U.S. Dollar terms, or 59.28%(1) in local (Japanese Yen) terms and a volatility of 27.00%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended December 31, 2013, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Japan	48.24%	8.89%	3.26%
Nikkei 225 Stock Average - USD	30.48%	11.67%	6.15%
Nikkei 225 Stock Average - Yen	59.28%	15.09%	5.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer, Cyclical	27%
Industrial	24%
Consumer, Non-cyclical	16%
Communications	13%
Financial	7%
Basic Materials	6%
Technology	6%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)       The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. Dollar-denominated futures contract on the index and the performance of the daily total return of the net asset value of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

122  :: ProFund VP Japan :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a) (93.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $21,497,002	$21,497,000	$21,497,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,497,000)		21,497,000
TOTAL INVESTMENT SECURITIES (Cost $21,497,000)—93.7%		21,497,000
Net other assets (liabilities)—6.3%		1,450,784
NET ASSETS—100.0%		$22,947,784

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 3/14/14 (Underlying notional amount at value $22,802,950)	278	$842,420

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan ::  123

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$21,497,000
Repurchase agreements, at value	21,497,000
Total Investment Securities, at value	21,497,000
Cash	332
Segregated cash balances with brokers	1,142,625
Interest receivable	2
Receivable for capital shares issued	283,780
Variation margin on futures contracts	82,582
Prepaid expenses	129
TOTAL ASSETS	23,006,450

LIABILITIES:
Payable for capital shares redeemed	1,740
Advisory fees payable	12,158
Management services fees payable	1,621
Administration fees payable	727
Administrative services fees payable	8,871
Distribution fees payable	7,850
Trustee fees payable	8
Transfer agency fees payable	1,149
Fund accounting fees payable	1,422
Compliance services fees payable	264
Other accrued expenses	22,856
TOTAL LIABILITIES	58,666
NET ASSETS	$22,947,784

NET ASSETS CONSIST OF:

Capital	$18,194,198
Accumulated net realized gains (losses) on investments	3,911,166
Net unrealized appreciation (depreciation) on investments	842,420

NET ASSETS	$22,947,784

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,214,404
Net Asset Value (offering and redemption price per share)	$18.90

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$6,385
EXPENSES:
Advisory fees	161,939
Management services fees	21,592
Administration fees	9,273
Transfer agency fees	14,506
Administrative services fees	64,908
Distribution fees	53,980
Custody fees	3,019
Fund accounting fees	18,661
Trustee fees	528
Compliance services fees	201
Printing fees	22,074
Other fees	14,925
Total Gross Expenses before reductions	385,606
Expenses reduced and reimbursed by the Advisor	(22,861)
TOTAL NET EXPENSES	362,745

NET INVESTMENT INCOME (LOSS)	(356,360)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(84)
Net realized gains (losses) on futures contracts	6,837,661
Change in net unrealized appreciation/depreciation on investments	4,432

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,842,009

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,485,649

See accompanying notes to financial statements.

124  :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(356,360)	$(124,556)
Net realized gains (losses) on investments	6,837,577	167,232
Change in net unrealized appreciation/depreciation on investments	4,432	1,030,100
Change in net assets resulting from operations	6,485,649	1,072,776

CAPITAL TRANSACTIONS:
Proceeds from shares issued	87,135,429	30,354,520
Value of shares redeemed	(81,683,388)	(27,708,398)
Change in net assets resulting from capital transactions	5,452,041	2,646,122
Change in net assets	11,937,690	3,718,898

NET ASSETS:
Beginning of period	11,010,094	7,291,196
End of period	$22,947,784	$11,010,094

SHARE TRANSACTIONS:
Issued	5,405,135	2,644,482
Redeemed	(5,054,121)	(2,483,999)
Change in shares	351,014	160,483

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Japan :: 125

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$12.75	$10.37	$12.73	$13.62	$12.41

Investment Activities:
Net investment income (loss)(a)	(0.27)	(0.18)	(0.19)	(0.20)	(0.20)
Net realized and unrealized gains (losses) on investments	6.42	2.56	(2.17)	(0.69)	1.48
Total income (loss) from investment activities	6.15	2.38	(2.36)	(0.89)	1.28

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.07)

Net Asset Value, End of Period	$18.90	$12.75	$10.37	$12.73	$13.62

Total Return	48.24%	22.95%	(18.54)%	(6.53)%	10.33%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.82%	2.00%	1.77%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(1.65)%	(1.58)%	(1.65)%	(1.58)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$22,948	$11,010	$7,291	$11,984	$14,496
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

126 :: ProFund VP UltraBull :: Management Discussion of Fund Performance

ProFund VP UltraBull seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of 68.05%. For the same period, the Index had a total return of 32.39%(1) and a volatility of 11.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP UltraBull	68.05%	29.51%	5.89%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraBull	1.84%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	9%
Swap Agreements	144%
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.4%
Exxon Mobil Corp.	1.2%
Google, Inc.	0.9%
Microsoft Corp.	0.8%
General Electric Co.	0.8%

S&P 500 – Composition

% of Index
Consumer, Non-cyclical	21%
Financial	17%
Technology	13%
Communications	12%
Industrial	11%
Consumer, Cyclical	10%
Energy	10%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraBull :: 127

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (44.7%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	624	$87,516
Abbott Laboratories (Pharmaceuticals)	1,500	57,495
AbbVie, Inc. (Pharmaceuticals)	1,536	81,116
Accenture PLC—Class A (Computers)	612	50,319
ACE, Ltd. (Insurance)	324	33,544
Actavis PLC* (Pharmaceuticals)	168	28,224
Adobe Systems, Inc.* (Software)	456	27,305
Aetna, Inc. (Healthcare-Services)	360	24,692
AFLAC, Inc. (Insurance)	456	30,461
Agilent Technologies, Inc. (Electronics)	324	18,530
AGL Resources, Inc. (Gas)	120	5,668
Air Products & Chemicals, Inc. (Chemicals)	204	22,803
Airgas, Inc. (Chemicals)	60	6,711
Akamai Technologies, Inc.* (Software)	168	7,926
Alcoa, Inc. (Mining)	1,032	10,970
Alexion Pharmaceuticals, Inc.* (Biotechnology)	192	25,548
Allegheny Technologies, Inc. (Iron/Steel)	108	3,848
Allegion PLC* (Electronics)	124	5,480
Allergan, Inc. (Pharmaceuticals)	288	31,991
Alliance Data Systems Corp.* (Commercial Services)	48	12,621
Allstate Corp. (Insurance)	444	24,216
Altera Corp. (Semiconductors)	312	10,149
Altria Group, Inc. (Agriculture)	1,932	74,169
Amazon.com, Inc.* (Internet)	360	143,565
Ameren Corp. (Electric)	240	8,678
American Electric Power, Inc. (Electric)	468	21,874
American Express Co. (Diversified Financial Services)	888	80,568
American International Group, Inc. (Insurance)	1,428	72,899
American Tower Corp. (REIT)	384	30,651
Ameriprise Financial, Inc. (Diversified Financial Services)	192	22,090
AmerisourceBergen Corp. (Pharmaceuticals)	228	16,031
Ametek, Inc. (Electrical Components & Equipment)	240	12,641
Amgen, Inc. (Biotechnology)	732	83,565
Amphenol Corp.—Class A (Electronics)	156	13,912
Anadarko Petroleum Corp. (Oil & Gas)	492	39,025
Analog Devices, Inc. (Semiconductors)	300	15,279
Aon PLC (Insurance)	288	24,160
Apache Corp. (Oil & Gas)	384	33,001
Apartment Investment and Management Co.—Class A (REIT)	144	3,731
Apple Computer, Inc. (Computers)	876	491,531
Applied Materials, Inc. (Semiconductors)	1,164	20,591
Archer-Daniels-Midland Co. (Agriculture)	636	27,602
Assurant, Inc. (Insurance)	72	4,779
AT&T, Inc. (Telecommunications)	5,100	179,316
Autodesk, Inc.* (Software)	216	10,871
Automatic Data Processing, Inc. (Commercial Services)	468	37,819
AutoNation, Inc.* (Retail)	60	2,981
AutoZone, Inc.* (Retail)	36	17,206
AvalonBay Communities, Inc. (REIT)	120	14,188
Avery Dennison Corp. (Household Products/Wares)	96	4,818
Avon Products, Inc. (Cosmetics/Personal Care)	420	7,232
Baker Hughes, Inc. (Oil & Gas Services)	432	23,872
Ball Corp. (Packaging & Containers)	144	7,438
Bank of America Corp. (Banks)	10,332	160,869
Bank of New York Mellon Corp. (Banks)	1,116	38,993
Bard (C.R.), Inc. (Healthcare-Products)	72	9,644
Baxter International, Inc. (Healthcare-Products)	528	36,722
BB&T Corp. (Banks)	684	25,527
Beam, Inc. (Beverages)	156	10,617
Becton, Dickinson & Co. (Healthcare-Products)	192	21,214
Bed Bath & Beyond, Inc.* (Retail)	204	16,381
Bemis Co., Inc. (Packaging & Containers)	96	3,932
Berkshire Hathaway, Inc.*—Class B (Insurance)	1,740	206,294
Best Buy Co., Inc. (Retail)	264	10,528
Biogen Idec, Inc.* (Biotechnology)	228	63,783
BlackRock, Inc. (Diversified Financial Services)	120	37,976
Boeing Co. (Aerospace/Defense)	672	91,721
BorgWarner, Inc. (Auto Parts & Equipment)	216	12,077
Boston Properties, Inc. (REIT)	144	14,453
Boston Scientific Corp.* (Healthcare-Products)	1,296	15,578
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,596	84,827
Broadcom Corp.—Class A (Semiconductors)	528	15,655
Brown-Forman Corp.—Class B (Beverages)	156	11,789
C.H. Robinson Worldwide, Inc. (Transportation)	144	8,401
CA, Inc. (Software)	312	10,499
Cablevision Systems Corp. NY—Class A (Media)	204	3,658
Cabot Oil & Gas Corp. (Oil & Gas)	408	15,814
Cameron International Corp.* (Oil & Gas Services)	228	13,573
Campbell Soup Co. (Food)	168	7,271
Capital One Financial Corp. (Banks)	564	43,208
Cardinal Health, Inc. (Pharmaceuticals)	336	22,448
CareFusion Corp.* (Healthcare-Products)	204	8,123
CarMax, Inc.* (Retail)	216	10,156
Carnival Corp.—Class A (Leisure Time)	420	16,871
Caterpillar, Inc. (Machinery-Construction & Mining)	612	55,576
CBRE Group, Inc.*—Class A (Real Estate)	264	6,943
CBS Corp.—Class B (Media)	540	34,420
Celgene Corp.* (Biotechnology)	396	66,908
CenterPoint Energy, Inc. (Gas)	420	9,736
CenturyLink, Inc. (Telecommunications)	576	18,346
Cerner Corp.* (Software)	288	16,053
CF Industries Holdings, Inc. (Chemicals)	60	13,982
Chesapeake Energy Corp. (Oil & Gas)	492	13,353
Chevron Corp. (Oil & Gas)	1,860	232,333
Chipotle Mexican Grill, Inc.* (Retail)	24	12,787
CIGNA Corp. (Healthcare-Services)	264	23,095
Cincinnati Financial Corp. (Insurance)	144	7,541
Cintas Corp. (Commercial Services)	96	5,721
Cisco Systems, Inc. (Telecommunications)	5,184	116,382
Citigroup, Inc. (Banks)	2,940	153,203
Citrix Systems, Inc.* (Software)	180	11,385
Cliffs Natural Resources, Inc. (Iron/Steel)	144	3,774
Clorox Co. (Household Products/Wares)	120	11,131
CME Group, Inc. (Diversified Financial Services)	300	23,538
CMS Energy Corp. (Electric)	252	6,746
Coach, Inc. (Retail)	276	15,492
Coca-Cola Co. (Beverages)	3,684	152,187
Coca-Cola Enterprises, Inc. (Beverages)	228	10,062
Cognizant Technology Solutions Corp.* (Computers)	288	29,082
Colgate-Palmolive Co. (Cosmetics/Personal Care)	852	55,559
Comcast Corp.—Class A (Media)	2,520	130,951
Comerica, Inc. (Banks)	180	8,557
Computer Sciences Corp. (Computers)	144	8,047

See accompanying notes to financial statements.

128 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares		Value
ConAgra Foods, Inc. (Food)	408		$13,750
ConocoPhillips (Oil & Gas)	1,188		83,932
CONSOL Energy, Inc. (Coal)	216		8,217
Consolidated Edison, Inc. (Electric)	288		15,921
Constellation Brands, Inc.* (Beverages)	156		10,979
Corning, Inc. (Telecommunications)	1,404		25,019
Costco Wholesale Corp. (Retail)	420		49,984
Covidien PLC (Healthcare-Products)	444		30,236
Crown Castle International Corp.* (Telecommunications)	324		23,791
CSX Corp. (Transportation)	984		28,310
Cummins, Inc. (Machinery-Diversified)	168		23,683
CVS Caremark Corp. (Retail)	1,152		82,449
D.R. Horton, Inc. (Home Builders)	276		6,160
Danaher Corp. (Miscellaneous Manufacturing)	576		44,467
Darden Restaurants, Inc. (Retail)	132		7,177
DaVita, Inc.* (Healthcare-Services)	168		10,646
Deere & Co. (Machinery-Diversified)	372		33,975
Delphi Automotive PLC (Auto Parts & Equipment)	276		16,596
Delta Air Lines, Inc. (Airlines)	828		22,746
Denbury Resources, Inc.* (Oil & Gas)	360		5,915
DENTSPLY International, Inc. (Healthcare-Products)	144		6,981
Devon Energy Corp. (Oil & Gas)	372		23,016
Diamond Offshore Drilling, Inc. (Oil & Gas)	72		4,098
DIRECTV*—Class A (Media)	468		32,334
Discover Financial Services (Diversified Financial Services)	468		26,185
Discovery Communications, Inc.*—Class A (Media)	216		19,531
Dollar General Corp.* (Retail)	288		17,372
Dollar Tree, Inc.* (Retail)	204		11,510
Dominion Resources, Inc. (Electric)	564		36,486
Dover Corp. (Miscellaneous Manufacturing)	168		16,219
Dr. Pepper Snapple Group, Inc. (Beverages)	192		9,354
DTE Energy Co. (Electric)	168		11,154
Duke Energy Corp. (Electric)	684		47,203
Dun & Bradstreet Corp. (Software)	36		4,419
E*TRADE Financial Corp.* (Diversified Financial Services)	276		5,421
E.I. du Pont de Nemours & Co. (Chemicals)	900		58,474
Eastman Chemical Co. (Chemicals)	144		11,621
Eaton Corp. (Miscellaneous Manufacturing)	456		34,711
eBay, Inc.* (Internet)	1,128		61,916
Ecolab, Inc. (Chemicals)	264		27,527
Edison International (Electric)	312		14,446
Edwards Lifesciences Corp.* (Healthcare-Products)	108		7,102
Electronic Arts, Inc.* (Software)	300		6,882
Eli Lilly & Co. (Pharmaceuticals)	960		48,960
EMC Corp. (Computers)	1,992		50,099
Emerson Electric Co. (Electrical Components & Equipment)	684		48,003
Ensco PLCADR—Class A (Oil & Gas)	228		13,037
Entergy Corp. (Electric)	168		10,629
EOG Resources, Inc. (Oil & Gas)	264		44,310
EQT Corp. (Oil & Gas)	144		12,928
Equifax, Inc. (Commercial Services)	120		8,290
Equity Residential (REIT)	324		16,806
Exelon Corp. (Electric)	828		22,679
Expedia, Inc. (Internet)	96		6,687
Expeditors International of Washington, Inc. (Transportation)	204		9,027
Express Scripts Holding Co.* (Pharmaceuticals)	780		54,787
Exxon Mobil Corp. (Oil & Gas)	4,236		428,683
F5 Networks, Inc.* (Internet)	72		6,542
Facebook, Inc.*—Class A (Internet)	1,596		87,236
Family Dollar Stores, Inc. (Retail)	96		6,237
Fastenal Co. (Distribution/Wholesale)	264		12,543
FedEx Corp. (Transportation)	288		41,406
Fidelity National Information Services, Inc. (Software)	276		14,816
Fifth Third Bancorp (Banks)	852		17,918
First Horizon National Corp. (Banks)	—	(a)	3
First Solar, Inc.* (Semiconductors)	72		3,934
FirstEnergy Corp. (Electric)	408		13,456
Fiserv, Inc.* (Software)	252		14,881
FLIR Systems, Inc. (Electronics)	132		3,973
Flowserve Corp. (Machinery-Diversified)	132		10,406
Fluor Corp. (Engineering & Construction)	156		12,525
FMC Corp. (Chemicals)	132		9,961
FMC Technologies, Inc.* (Oil & Gas Services)	228		11,904
Ford Motor Co. (Auto Manufacturers)	3,816		58,881
Forest Laboratories, Inc.* (Pharmaceuticals)	228		13,687
Fossil Group, Inc.* (Distribution/Wholesale)	48		5,757
Franklin Resources, Inc. (Diversified Financial Services)	396		22,861
Freeport-McMoRan Copper & Gold, Inc. (Mining)	1,008		38,043
Frontier Communications Corp. (Telecommunications)	972		4,520
GameStop Corp.—Class A (Retail)	108		5,320
Gannett Co., Inc. (Media)	216		6,389
Garmin, Ltd. (Electronics)	120		5,546
General Dynamics Corp. (Aerospace/Defense)	324		30,958
General Electric Co. (Miscellaneous Manufacturing)	9,804		274,806
General Growth Properties, Inc. (REIT)	516		10,356
General Mills, Inc. (Food)	612		30,545
General Motors Co.* (Auto Manufacturers)	1,104		45,120
Genuine Parts Co. (Distribution/Wholesale)	144		11,979
Genworth Financial, Inc.*—Class A (Insurance)	480		7,454
Gilead Sciences, Inc.* (Biotechnology)	1,488		111,824
Google, Inc.*—Class A (Internet)	276		309,315
Graham Holdings Co.*—Class B (Media)	12		7,960
H & R Block, Inc. (Commercial Services)	264		7,667
Halliburton Co. (Oil & Gas Services)	816		41,412
Harley-Davidson, Inc. (Leisure Time)	216		14,956
Harman International Industries, Inc. (Home Furnishings)	60		4,911
Harris Corp. (Telecommunications)	108		7,539
Hartford Financial Services Group, Inc. (Insurance)	432		15,651
Hasbro, Inc. (Toys/Games/Hobbies)	108		5,941
HCP, Inc. (REIT)	444		16,126
Health Care REIT, Inc. (REIT)	276		14,785
Helmerich & Payne, Inc. (Oil & Gas)	108		9,081
Hess Corp. (Oil & Gas)	276		22,908
Hewlett-Packard Co. (Computers)	1,860		52,043
Honeywell International, Inc. (Electronics)	756		69,076
Hormel Foods Corp. (Food)	132		5,962
Hospira, Inc.* (Healthcare-Products)	156		6,440
Host Hotels & Resorts, Inc. (REIT)	732		14,230
Hudson City Bancorp, Inc. (Savings & Loans)	456		4,300
Humana, Inc. (Healthcare-Services)	156		16,102
Huntington Bancshares, Inc. (Banks)	804		7,759
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	396		33,296

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 129

Common Stocks, continued

	Shares	Value
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	264	$16,262
Integrys Energy Group, Inc. (Electric)	72	3,918
Intel Corp. (Semiconductors)	4,812	124,920
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	108	24,291
International Business Machines Corp. (Computers)	984	184,569
International Flavors & Fragrances, Inc. (Chemicals)	84	7,222
International Game Technology (Entertainment)	240	4,358
International Paper Co. (Forest Products & Paper)	432	21,181
Intuit, Inc. (Software)	276	21,064
Intuitive Surgical, Inc.* (Healthcare-Products)	36	13,827
Invesco, Ltd. (Diversified Financial Services)	432	15,725
Iron Mountain, Inc. (Commercial Services)	168	5,099
J.P. Morgan Chase & Co. (Banks)	3,636	212,633
Jabil Circuit, Inc. (Electronics)	180	3,139
Jacobs Engineering Group, Inc.* (Engineering & Construction)	132	8,315
Johnson & Johnson (Pharmaceuticals)	2,736	250,590
Johnson Controls, Inc. (Auto Parts & Equipment)	660	33,858
Joy Global, Inc. (Machinery-Construction & Mining)	108	6,317
Juniper Networks, Inc.* (Telecommunications)	492	11,104
Kansas City Southern Industries, Inc. (Transportation)	108	13,374
Kellogg Co. (Food)	252	15,390
KeyCorp (Banks)	864	11,595
Kimberly-Clark Corp. (Household Products/Wares)	372	38,859
Kimco Realty Corp. (REIT)	396	7,821
Kinder Morgan, Inc. (Pipelines)	648	23,328
KLA-Tencor Corp. (Semiconductors)	156	10,056
Kohls Corp. (Retail)	192	10,896
Kraft Foods Group, Inc. (Food)	576	31,058
Kroger Co. (Food)	504	19,923
L Brands, Inc. (Retail)	240	14,844
L-3 Communications Holdings, Inc. (Aerospace/Defense)	84	8,976
Laboratory Corp. of America Holdings* (Healthcare-Services)	84	7,675
Lam Research Corp.* (Semiconductors)	156	8,494
Legg Mason, Inc. (Diversified Financial Services)	108	4,696
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	132	4,084
Lennar Corp.—Class A (Home Builders)	156	6,171
Leucadia National Corp. (Holding Companies-Diversified)	300	8,502
Life Technologies Corp.* (Healthcare-Products)	168	12,734
Lincoln National Corp. (Insurance)	252	13,008
Linear Technology Corp. (Semiconductors)	228	10,385
Lockheed Martin Corp. (Aerospace/Defense)	264	39,246
Loews Corp. (Insurance)	300	14,472
Lorillard, Inc. (Agriculture)	360	18,245
Lowe’s Cos., Inc. (Retail)	1,008	49,946
LSI Logic Corp. (Semiconductors)	528	5,819
LyondellBasell Industries N.V.—Class A (Chemicals)	420	33,718
M&T Bank Corp. (Banks)	132	15,367
Macy’s, Inc. (Retail)	360	19,224
Marathon Oil Corp. (Oil & Gas)	672	23,722
Marathon Petroleum Corp. (Oil & Gas)	288	26,418
Marriott International, Inc.—Class A (Lodging)	216	10,674
Marsh & McLennan Cos., Inc. (Insurance)	528	25,534
Masco Corp. (Building Materials)	348	7,924
MasterCard, Inc.—Class A (Commercial Services)	96	80,204
Mattel, Inc. (Toys/Games/Hobbies)	324	15,416
McCormick & Co., Inc. (Food)	132	9,097
McDonald’s Corp. (Retail)	960	93,150
McGraw Hill Financial, Inc. (Commercial Services)	264	20,644
McKesson Corp. (Pharmaceuticals)	228	36,799
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	192	16,082
MeadWestvaco Corp. (Forest Products & Paper)	168	6,204
Medtronic, Inc. (Healthcare-Products)	972	55,783
Merck & Co., Inc. (Pharmaceuticals)	2,832	141,742
MetLife, Inc. (Insurance)	1,080	58,234
Michael Kors Holdings, Ltd.* (Apparel)	168	13,640
Microchip Technology, Inc. (Semiconductors)	192	8,592
Micron Technology, Inc.* (Semiconductors)	1,020	22,195
Microsoft Corp. (Software)	7,356	275,335
Mohawk Industries, Inc.* (Textiles)	60	8,934
Molson Coors Brewing Co.—Class B (Beverages)	156	8,759
Mondelez International, Inc.—Class A (Food)	1,704	60,151
Monsanto Co. (Chemicals)	504	58,742
Monster Beverage Corp.* (Beverages)	132	8,946
Moody’s Corp. (Commercial Services)	180	14,125
Morgan Stanley Dean Witter & Co. (Banks)	1,344	42,148
Motorola Solutions, Inc. (Telecommunications)	228	15,390
Murphy Oil Corp. (Oil & Gas)	168	10,900
Mylan Laboratories, Inc.* (Pharmaceuticals)	372	16,145
Nabors Industries, Ltd. (Oil & Gas)	252	4,281
NASDAQ Stock Market, Inc. (Diversified Financial Services)	108	4,298
National Oilwell Varco, Inc. (Oil & Gas Services)	420	33,403
Neilsen Holdings N.V. (Media)	240	11,014
NetApp, Inc. (Computers)	336	13,823
Netflix, Inc.* (Internet)	60	22,090
Newell Rubbermaid, Inc. (Housewares)	276	8,945
Newfield Exploration Co.* (Oil & Gas)	132	3,251
Newmont Mining Corp. (Mining)	480	11,054
News Corp.*—Class A (Media)	480	8,650
NextEra Energy, Inc. (Electric)	420	35,960
NIKE, Inc.—Class B (Apparel)	720	56,621
NiSource, Inc. (Gas)	300	9,864
Noble Corp. PLC (Oil & Gas)	240	8,993
Noble Energy, Inc. (Oil & Gas)	348	23,702
Nordstrom, Inc. (Retail)	144	8,899
Norfolk Southern Corp. (Transportation)	300	27,849
Northeast Utilities System (Electric)	300	12,717
Northern Trust Corp. (Banks)	216	13,368
Northrop Grumman Corp. (Aerospace/Defense)	216	24,756
NRG Energy, Inc. (Electric)	312	8,961
Nucor Corp. (Iron/Steel)	312	16,655
NVIDIA Corp. (Semiconductors)	564	9,035
Occidental Petroleum Corp. (Oil & Gas)	780	74,178
Omnicom Group, Inc. (Advertising)	252	18,741
ONEOK, Inc. (Pipelines)	204	12,685
Oracle Corp. (Software)	3,396	129,931
O’Reilly Automotive, Inc.* (Retail)	108	13,901
Owens-Illinois, Inc.* (Packaging & Containers)	156	5,582
PACCAR, Inc. (Auto Manufacturers)	348	20,591
Pall Corp. (Miscellaneous Manufacturing)	108	9,218

See accompanying notes to financial statements.

130 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Parker Hannifin Corp. (Miscellaneous Manufacturing)	144	$18,524
Patterson Cos., Inc. (Healthcare-Products)	84	3,461
Paychex, Inc. (Software)	312	14,205
Peabody Energy Corp. (Coal)	264	5,156
Pentair, Ltd. (Miscellaneous Manufacturing)	192	14,913
People’s United Financial, Inc. (Savings & Loans)	312	4,718
Pepco Holdings, Inc. (Electric)	240	4,591
PepsiCo, Inc. (Beverages)	1,488	123,415
PerkinElmer, Inc. (Electronics)	108	4,453
Perrigo Co. PLC (Pharmaceuticals)	132	20,257
PetSmart, Inc. (Retail)	96	6,984
Pfizer, Inc. (Pharmaceuticals)	6,276	192,234
PG&E Corp. (Electric)	432	17,401
Philip Morris International, Inc. (Agriculture)	1,548	134,878
Phillips 66 (Oil & Gas)	576	44,427
Pinnacle West Capital Corp. (Electric)	108	5,715
Pioneer Natural Resources Co. (Oil & Gas)	144	26,506
Pitney Bowes, Inc. (Office/Business Equipment)	192	4,474
Plum Creek Timber Co., Inc. (REIT)	168	7,814
PNC Financial Services Group (Banks)	516	40,031
PPG Industries, Inc. (Chemicals)	132	25,035
PPL Corp. (Electric)	612	18,415
Praxair, Inc. (Chemicals)	288	37,449
Precision Castparts Corp. (Metal Fabricate/Hardware)	144	38,779
Priceline.com, Inc.* (Internet)	48	55,795
Principal Financial Group, Inc. (Insurance)	264	13,018
Procter & Gamble Co. (Cosmetics/Personal Care)	2,628	213,945
Progressive Corp. (Insurance)	540	14,726
Prologis, Inc. (REIT)	480	17,736
Prudential Financial, Inc. (Insurance)	444	40,946
Public Service Enterprise Group, Inc. (Electric)	492	15,764
Public Storage, Inc. (REIT)	144	21,675
PulteGroup, Inc. (Home Builders)	336	6,845
PVH Corp. (Retail)	84	11,426
QEP Resources, Inc. (Oil & Gas)	168	5,149
Qualcomm, Inc. (Semiconductors)	1,632	121,176
Quanta Services, Inc.* (Commercial Services)	204	6,438
Quest Diagnostics, Inc. (Healthcare-Services)	144	7,710
Ralph Lauren Corp. (Apparel)	60	10,594
Range Resources Corp. (Oil & Gas)	156	13,152
Raytheon Co. (Aerospace/Defense)	312	28,298
Red Hat, Inc.* (Software)	180	10,087
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	72	19,817
Regions Financial Corp. (Banks)	1,332	13,173
Republic Services, Inc. (Environmental Control)	264	8,765
Reynolds American, Inc. (Agriculture)	300	14,997
Robert Half International, Inc. (Commercial Services)	132	5,543
Rockwell Automation, Inc. (Machinery-Diversified)	132	15,597
Rockwell Collins, Inc. (Aerospace/Defense)	132	9,757
Roper Industries, Inc. (Machinery-Diversified)	96	13,313
Ross Stores, Inc. (Retail)	204	15,286
Rowan Cos. PLC*—Class A (Oil & Gas)	120	4,243
Ryder System, Inc. (Transportation)	48	3,541
Safeway, Inc. (Food)	240	7,817
Salesforce.com, Inc.* (Software)	540	29,803
SanDisk Corp. (Computers)	216	15,237
SCANA Corp. (Electric)	132	6,195
Schlumberger, Ltd. (Oil & Gas Services)	1,272	114,620
Scripps Networks Interactive—Class A (Media)	108	9,332
Seagate Technology PLC (Computers)	312	17,522
Sealed Air Corp. (Packaging & Containers)	192	6,538
Sempra Energy (Gas)	216	19,387
Sherwin-Williams Co. (Chemicals)	84	15,414
Sigma-Aldrich Corp. (Chemicals)	120	11,281
Simon Property Group, Inc. (REIT)	300	45,648
SLM Corp. (Diversified Financial Services)	420	11,038
Snap-on, Inc. (Hand/Machine Tools)	60	6,571
Southern Co. (Electric)	852	35,026
Southwest Airlines Co. (Airlines)	672	12,660
Southwestern Energy Co.* (Oil & Gas)	336	13,215
Spectra Energy Corp. (Pipelines)	648	23,082
St. Jude Medical, Inc. (Healthcare-Products)	288	17,842
Stanley Black & Decker, Inc. (Hand/Machine Tools)	156	12,588
Staples, Inc. (Retail)	636	10,106
Starbucks Corp. (Retail)	732	57,381
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	180	14,301
State Street Corp. (Banks)	420	30,824
Stericycle, Inc.* (Environmental Control)	84	9,758
Stryker Corp. (Healthcare-Products)	288	21,640
SunTrust Banks, Inc. (Banks)	516	18,994
Symantec Corp. (Internet)	672	15,846
Sysco Corp. (Food)	564	20,360
T. Rowe Price Group, Inc. (Diversified Financial Services)	252	21,110
Target Corp. (Retail)	612	38,721
TE Connectivity, Ltd. (Electronics)	396	21,823
TECO Energy, Inc. (Electric)	192	3,310
Tenet Healthcare Corp.* (Healthcare-Services)	96	4,044
Teradata Corp.* (Computers)	156	7,096
Tesoro Petroleum Corp. (Oil & Gas)	132	7,722
Texas Instruments, Inc. (Semiconductors)	1,056	46,369
Textron, Inc. (Miscellaneous Manufacturing)	276	10,146
The ADT Corp. (Commercial Services)	192	7,770
The AES Corp. (Electric)	636	9,228
The Charles Schwab Corp. (Diversified Financial Services)	1,128	29,328
The Chubb Corp. (Insurance)	240	23,191
The Dow Chemical Co. (Chemicals)	1,176	52,214
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	252	18,981
The Gap, Inc. (Retail)	252	9,848
The Goldman Sachs Group, Inc. (Banks)	408	72,322
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	240	5,724
The Hershey Co. (Food)	144	14,001
The Home Depot, Inc. (Retail)	1,368	112,642
The Interpublic Group of Cos., Inc. (Advertising)	408	7,222
The JM Smucker Co.—Class A (Food)	96	9,948
The Macerich Co. (REIT)	132	7,773
The Mosaic Co. (Chemicals)	336	15,883
The Travelers Cos., Inc. (Insurance)	348	31,508
The Williams Cos., Inc. (Pipelines)	660	25,456
Thermo Fisher Scientific, Inc. (Electronics)	348	38,750
Tiffany & Co. (Retail)	108	10,020
Time Warner Cable, Inc. (Media)	276	37,398
Time Warner, Inc. (Media)	876	61,075
TJX Cos., Inc. (Retail)	684	43,591
Torchmark Corp. (Insurance)	84	6,565
Total System Services, Inc. (Commercial Services)	156	5,192

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 131

Common Stocks, continued

	Shares	Value
Transocean, Ltd. (Oil & Gas)	324	$16,012
TripAdvisor, Inc.* (Internet)	108	8,946
Twenty-First Century Fox, Inc.—Class A (Media)	1,896	66,700
Tyco International, Ltd. (Electronics)	456	18,714
Tyson Foods, Inc.—Class A (Food)	264	8,833
U.S. Bancorp (Banks)	1,764	71,266
Union Pacific Corp. (Transportation)	444	74,591
United Parcel Service, Inc.—Class B (Transportation)	696	73,136
United States Steel Corp. (Iron/Steel)	144	4,248
United Technologies Corp. (Aerospace/Defense)	816	92,862
UnitedHealth Group, Inc. (Healthcare-Services)	972	73,192
UnumProvident Corp. (Insurance)	252	8,840
Urban Outfitters, Inc.* (Retail)	108	4,007
V.F. Corp. (Apparel)	336	20,946
Valero Energy Corp. (Oil & Gas)	528	26,611
Varian Medical Systems, Inc.* (Healthcare-Products)	108	8,391
Ventas, Inc. (REIT)	288	16,497
VeriSign, Inc.* (Internet)	120	7,174
Verizon Communications, Inc. (Telecommunications)	2,772	136,216
Vertex Pharmaceuticals, Inc.* (Biotechnology)	228	16,940
Viacom, Inc.—Class B (Media)	396	34,587
Visa, Inc.—Class A (Diversified Financial Services)	492	109,559
Vornado Realty Trust (REIT)	168	14,917
Vulcan Materials Co. (Building Materials)	120	7,130
W.W. Grainger, Inc. (Distribution/Wholesale)	60	15,325
Walgreen Co. (Retail)	840	48,250
Wal-Mart Stores, Inc. (Retail)	1,572	123,700
Walt Disney Co. (Media)	1,584	121,018
Waste Management, Inc. (Environmental Control)	420	18,845
Waters Corp.* (Electronics)	84	8,400
WellPoint, Inc. (Healthcare-Services)	288	26,608
Wells Fargo & Co. (Banks)	4,644	210,838
Western Digital Corp. (Computers)	204	17,116
Western Union Co. (Commercial Services)	540	9,315
Weyerhaeuser Co. (REIT)	564	17,805
Whirlpool Corp. (Home Furnishings)	72	11,294
Whole Foods Market, Inc. (Food)	360	20,819
Windstream Holdings, Inc. (Telecommunications)	576	4,596
Wisconsin Energy Corp. (Electric)	216	8,929
WPX Energy, Inc.* (Oil & Gas)	192	3,913
Wyndham Worldwide Corp. (Lodging)	132	9,727
Wynn Resorts, Ltd. (Lodging)	84	16,314
Xcel Energy, Inc. (Electric)	480	13,411
Xerox Corp. (Office/Business Equipment)	1,116	13,582
Xilinx, Inc. (Semiconductors)	264	12,123
XL Group PLC (Insurance)	276	8,788
Xylem, Inc. (Machinery-Diversified)	180	6,228
Yahoo!, Inc.* (Internet)	912	36,881
YUM! Brands, Inc. (Retail)	432	32,664
Zimmer Holdings, Inc. (Healthcare-Products)	168	15,656
Zions Bancorp (Banks)	180	5,393
Zoetis, Inc. (Pharmaceuticals)	480	15,691
TOTAL COMMON STOCKS (Cost $11,102,890)		15,979,626

Repurchase Agreements(b)(c) (16.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $6,021,001	$6,021,000	$6,021,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,021,000)		6,021,000
TOTAL INVESTMENT SECURITIES (Cost $17,123,890)—61.5%		22,000,626
Net other assets (liabilities)—38.5%		13,756,285
NET ASSETS—100.0%		$35,756,911

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $3,475,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $3,132,675)	34	$70,585

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(0.68)%	1/28/14	$8,180,790	$30,290
Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	(0.58)%	1/28/14	3,422,407	15,159
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(0.48)%	1/28/14	22,874,918	40,398
Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	(0.48)%	1/28/14	17,291,752	12,044
				$97,891

See accompanying notes to financial statements.

132 :: ProFund VP UltraBull :: Financial Statements

ProFund VP UltraBull invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$25,963	0.1%
Aerospace/Defense	326,574	0.9%
Agriculture	269,891	0.8%
Airlines	35,406	0.1%
Apparel	101,801	0.3%
Auto Manufacturers	124,593	0.3%
Auto Parts & Equipment	68,254	0.2%
Banks	1,213,990	3.4%
Beverages	346,107	1.0%
Biotechnology	388,385	1.1%
Building Materials	15,054	NM
Chemicals	408,036	1.1%
Coal	13,373	NM
Commercial Services	226,448	0.6%
Computers	936,484	2.6%
Cosmetics/Personal Care	295,717	0.8%
Distribution/Wholesale	45,604	0.1%
Diversified Financial Services	438,683	1.2%
Electric	408,812	1.1%
Electrical Components & Equipment	60,644	0.2%
Electronics	211,796	0.6%
Engineering & Construction	20,840	0.1%
Entertainment	4,358	NM
Environmental Control	37,368	0.1%
Food	274,925	0.8%
Forest Products & Paper	27,385	0.1%
Gas	44,655	0.1%
Hand/Machine Tools	19,159	0.1%
Healthcare-Products	291,374	0.8%
Healthcare-Services	193,764	0.5%
Holding Companies-Diversified	8,502	NM
Home Builders	19,176	0.1%
Home Furnishings	16,205	NM
Household Products/Wares	54,809	0.2%
Housewares	8,945	NM
Insurance	685,829	1.9%
Internet	761,995	2.1%
Iron/Steel	28,525	0.1%
Leisure Time	31,827	0.1%
Lodging	51,016	0.1%
Machinery-Construction & Mining	61,893	0.2%
Machinery-Diversified	103,202	0.3%
Media	585,017	1.6%
Metal Fabricate/Hardware	38,779	0.1%
Mining	60,066	0.2%
Miscellaneous Manufacturing	564,161	1.6%
Office/Business Equipment	18,055	0.1%
Oil & Gas	1,317,831	3.8%
Oil & Gas Services	238,784	0.7%
Packaging & Containers	23,490	0.1%
Pharmaceuticals	1,129,106	3.2%
Pipelines	84,551	0.2%
Real Estate	6,943	NM
REIT	293,012	0.8%
Retail	1,001,065	2.8%
Savings & Loans	9,018	NM
Semiconductors	444,773	1.2%
Software	605,463	1.7%
Telecommunications	542,219	1.5%
Textiles	8,934	NM
Toys/Games/Hobbies	21,357	0.1%
Transportation	279,635	0.8%
Other**	19,777,285	55.3%
Total	$35,756,911	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 133

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$17,123,890
Securities, at value	15,979,626
Repurchase agreements, at value	6,021,000
Total Investment Securities, at value	22,000,626
Cash	16,416
Segregated cash balances with brokers	154,700
Dividends and interest receivable	25,546
Unrealized gain on swap agreements	97,891
Receivable for capital shares issued	13,511,885
Receivable for investments sold	3,875
Variation margin on futures contracts	12,325
Prepaid expenses	459
TOTAL ASSETS	35,823,723

LIABILITIES:
Payable for capital shares redeemed	494
Advisory fees payable	13,366
Management services fees payable	1,782
Administration fees payable	1,023
Administrative services fees payable	7,160
Distribution fees payable	11,426
Trustee fees payable	11
Transfer agency fees payable	1,616
Fund accounting fees payable	2,001
Compliance services fees payable	304
Other accrued expenses	27,629
TOTAL LIABILITIES	66,812
NET ASSETS	$35,756,911

NET ASSETS CONSIST OF:
Capital	$22,977,987
Accumulated net investment income (loss)	1,417
Accumulated net realized gains (losses) on investments	7,732,295
Net unrealized appreciation (depreciation) on investments	5,045,212
NET ASSETS	$35,756,911

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,821,527
Net Asset Value (offering and redemption price per share)	$19.63

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$272,823
Interest	2,808
Foreign tax withholding	(59)
TOTAL INVESTMENT INCOME	275,572

EXPENSES:
Advisory fees	174,810
Management services fees	23,308
Administration fees	10,099
Transfer agency fees	15,758
Administrative services fees	45,440
Distribution fees	58,270
Custody fees	37,661
Fund accounting fees	23,754
Trustee fees	599
Compliance services fees	198
Other fees	27,716
Total Gross Expenses before reductions	417,613
Expenses reduced and reimbursed by the Advisor	(26,038)
TOTAL NET EXPENSES	391,575
NET INVESTMENT INCOME (LOSS)	(116,003)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,331,951
Net realized gains (losses) on futures contracts	563,143
Net realized gains (losses) on swap agreements	9,306,406
Change in net unrealized appreciation/depreciation on investments	2,050,783
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	13,252,283

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,136,280

See accompanying notes to financial statements.

134 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(116,003)	$(89,715)
Net realized gains (losses) on investments	11,201,500	5,678,248
Change in net unrealized appreciation/depreciation on investments	2,050,783	1,534,960
Change in net assets resulting from operations	13,136,280	7,123,493

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,264,733)	—
Change in net assets resulting from distributions	(2,264,733)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	873,381,949	685,586,294
Dividends reinvested	2,264,733	—
Value of shares redeemed	(870,011,350)	(700,175,562)
Change in net assets resulting from capital transactions	5,635,332	(14,589,268)
Change in net assets	16,506,879	(7,465,775)

NET ASSETS:
Beginning of period	19,250,032	26,715,807
End of period	$35,756,911	$19,250,032
Accumulated net investment income (loss)	$1,417	$814

SHARE TRANSACTIONS:
Issued	53,941,217	54,421,452
Reinvested	154,695	—
Redeemed	(53,708,391)	(55,553,176)
Change in shares	387,521	(1,131,724)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraBull :: 135

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$13.42	$10.41	$11.74	$9.61	$6.72

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.06)	(0.12)	(0.09)	(0.02)
Net realized and unrealized gains (losses) on investments	8.47	3.07	(0.31)	2.22	3.01
Total income (loss) from investment activities	8.39	3.01	(0.43)	2.13	2.99

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.10)
Net realized gains on investments	(2.18)	—	(0.84)	—	—
Return of capital	—	—	(0.06)	—	—
Total distributions	(2.18)	—	(0.90)	—	(0.10)

Net Asset Value, End of Period	$19.63	$13.42	$10.41	$11.74	$9.61

Total Return	68.05%	28.91%	(4.83)%	22.16%	44.64%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.84%	1.68%	1.78%	1.78%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	(0.50)%	(0.45)%	(1.01)%	(0.94)%	(0.21)%

Supplemental Data:
Net assets, end of period (000’s)	$35,757	$19,250	$26,716	$22,903	$27,373
Portfolio turnover rate(b)	1,884%	1,571%	3%	1,329%	629%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

136 :: ProFund VP UltraMid-Cap :: Management Discussion of Fund Performance

ProFund VP UltraMid-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of 70.61%. For the same period, the Index had a total return of 33.50%(1) and a volatility of 13.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP UltraMid-Cap	70.61%	37.10%	10.77%
S&P MidCap 400	33.50%	21.89%	10.36%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraMid-Cap	1.84%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	11%
Swap Agreements	128%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Affiliated Managers Group, Inc.	0.4%
Tractor Supply Co.	0.4%
Henry Schein, Inc.	0.4%
Green Mountain Coffee Roasters, Inc.	0.4%
LKQ Corp.	0.4%

S&P MidCap 400 – Composition

% of Index
Financial	23%
Consumer, Non-cyclical	19%
Industrial	19%
Consumer, Cyclical	13%
Technology	9%
Energy	5%
Basic Materials	4%
Communications	4%
Utilities	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraMid-Cap :: 137

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (60.8%)

	Shares	Value
3D Systems Corp.* (Computers)	1,014	$94,231
Aaron’s, Inc. (Commercial Services)	780	22,932
Abercrombie & Fitch Co.—Class A (Retail)	780	25,670
ACI Worldwide, Inc.* (Software)	390	25,350
Acuity Brands, Inc. (Electrical Components & Equipment)	468	51,162
Acxiom Corp.* (Software)	780	28,844
ADTRAN, Inc. (Telecommunications)	624	16,854
Advance Auto Parts, Inc. (Retail)	780	86,330
Advanced Micro Devices, Inc.* (Semiconductors)	6,474	25,054
Advent Software, Inc. (Software)	390	13,646
Aecom Technology Corp.* (Engineering & Construction)	1,014	29,842
Affiliated Managers Group, Inc.* (Diversified Financial Services)	546	118,417
AGCO Corp. (Machinery-Diversified)	936	55,402
Alaska Air Group, Inc. (Airlines)	702	51,506
Albemarle Corp. (Chemicals)	858	54,389
Alexander & Baldwin, Inc. (Real Estate)	468	19,530
Alexandria Real Estate Equities, Inc. (REIT)	780	49,624
Alleghany Corp.* (Insurance)	156	62,394
Alliant Energy Corp. (Electric)	1,170	60,372
Alliant Techsystems, Inc. (Aerospace/Defense)	312	37,964
Allscripts Healthcare Solutions, Inc.* (Software)	1,638	25,323
Alpha Natural Resources, Inc.* (Coal)	2,340	16,708
AMC Networks, Inc.*—Class A (Media)	624	42,501
American Campus Communities, Inc. (REIT)	1,092	35,173
American Eagle Outfitters, Inc. (Retail)	1,794	25,834
American Financial Group, Inc. (Insurance)	780	45,022
ANN, Inc.* (Retail)	468	17,110
ANSYS, Inc.* (Software)	1,014	88,421
AOL, Inc.* (Internet)	858	40,000
Apollo Group, Inc.*—Class A (Commercial Services)	1,014	27,702
Apollo Investment Corp. (Investment Companies)	2,340	19,843
AptarGroup, Inc. (Miscellaneous Manufacturing)	702	47,603
Aqua America, Inc. (Water)	1,872	44,160
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,092	59,241
Arthur J. Gallagher & Co. (Insurance)	1,404	65,890
Ascena Retail Group, Inc.* (Retail)	1,326	28,058
Ashland, Inc. (Chemicals)	780	75,690
Aspen Insurance Holdings, Ltd. (Insurance)	702	29,000
Associated Banc-Corp. (Banks)	1,716	29,858
Astoria Financial Corp. (Savings & Loans)	858	11,866
Atmel Corp.* (Semiconductors)	4,524	35,423
Atmos Energy Corp. (Gas)	936	42,513
Atwood Oceanics, Inc.* (Oil & Gas)	624	33,315
Avnet, Inc. (Electronics)	1,482	65,371
Bally Technologies, Inc.* (Entertainment)	390	30,596
BancorpSouth, Inc. (Banks)	858	21,810
Bank of Hawaii Corp. (Banks)	468	27,678
BE Aerospace, Inc.* (Aerospace/Defense)	1,014	88,248
Big Lots, Inc.* (Retail)	624	20,149
Bill Barrett Corp.* (Oil & Gas)	546	14,622
BioMed Realty Trust, Inc. (REIT)	2,028	36,747
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	234	28,925
Black Hills Corp. (Electric)	468	24,575
Bob Evans Farms, Inc. (Retail)	312	15,784
BRE Properties, Inc.—Class A (REIT)	780	42,674
Brinker International, Inc. (Retail)	702	32,531
Broadridge Financial Solutions, Inc. (Software)	1,248	49,321
Brown & Brown, Inc. (Insurance)	1,248	39,175
Brunswick Corp. (Leisure Time)	936	43,112
Cabela’s, Inc.* (Retail)	468	31,197
Cabot Corp. (Chemicals)	624	32,074
Cadence Design Systems, Inc.* (Computers)	3,042	42,649
Camden Property Trust (REIT)	936	53,240
CARBO Ceramics, Inc. (Oil & Gas Services)	234	27,268
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	702	55,739
Carpenter Technology Corp. (Iron/Steel)	546	33,961
Carter’s, Inc. (Apparel)	546	39,197
Cathay Bancorp, Inc. (Banks)	780	20,849
CBOE Holdings, Inc. (Diversified Financial Services)	936	48,635
Charles River Laboratories International, Inc.* (Biotechnology)	468	24,823
Chico’s FAS, Inc. (Retail)	1,638	30,860
Church & Dwight, Inc. (Household Products/Wares)	1,482	98,227
Ciena Corp.* (Telecommunications)	1,092	26,132
Cimarex Energy Co. (Oil & Gas)	936	98,196
Cinemark Holdings, Inc. (Entertainment)	1,092	36,396
City National Corp. (Banks)	468	37,075
Clarcor, Inc. (Miscellaneous Manufacturing)	546	35,135
Clean Harbors, Inc.* (Environmental Control)	546	32,738
Cleco Corp. (Electric)	624	29,091
Commerce Bancshares, Inc. (Banks)	858	38,533
Commercial Metals Co. (Iron/Steel)	1,248	25,372
Community Health Systems, Inc.* (Healthcare-Services)	1,014	39,820
CommVault Systems, Inc.* (Software)	468	35,044
Compass Minerals International, Inc. (Mining)	390	31,220
Compuware Corp. (Software)	2,262	25,357
Concur Technologies, Inc.* (Software)	468	48,288
Convergys Corp. (Commercial Services)	1,092	22,987
Con-way, Inc. (Transportation)	624	24,779
Copart, Inc.* (Retail)	1,170	42,881
CoreLogic, Inc.* (Commercial Services)	1,014	36,027
Corporate Office Properties Trust (REIT)	936	22,174
Corrections Corp. of America (REIT)	1,248	40,023
Covance, Inc.* (Healthcare-Services)	624	54,949
Crane Co. (Miscellaneous Manufacturing)	546	36,719
Cree, Inc.* (Semiconductors)	1,248	78,087
CST Brands, Inc. (Retail)	780	28,642
Cubist Pharmaceuticals, Inc.* (Biotechnology)	780	53,719
Cullen/Frost Bankers, Inc. (Banks)	546	40,639
Cypress Semiconductor Corp. (Semiconductors)	1,482	15,561
Cytec Industries, Inc. (Chemicals)	390	36,332
Dean Foods Co.* (Food)	1,014	17,431
Deckers Outdoor Corp.* (Apparel)	390	32,939
Deluxe Corp. (Commercial Services)	546	28,496
DeVry, Inc. (Commercial Services)	624	22,152
Dick’s Sporting Goods, Inc. (Retail)	1,092	63,445
Diebold, Inc. (Computers)	702	23,173
Domino’s Pizza, Inc. (Retail)	624	43,462
Domtar Corp. (Forest Products & Paper)	312	29,434

See accompanying notes to financial statements.

138 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,404	$61,017
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	780	27,690
Dresser-Rand Group, Inc.* (Oil & Gas Services)	780	46,511
Dril-Quip, Inc.* (Oil & Gas Services)	390	42,873
DST Systems, Inc. (Computers)	312	28,311
Duke Realty Corp. (REIT)	3,432	51,617
Eagle Materials, Inc. (Building Materials)	546	42,277
East West Bancorp, Inc. (Banks)	1,482	51,826
Eaton Vance Corp. (Diversified Financial Services)	1,248	53,402
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,248	84,190
Energen Corp. (Oil & Gas)	780	55,185
Energizer Holdings, Inc. (Electrical Components & Equipment)	624	67,542
Equinix, Inc.* (Internet)	546	96,888
Equity One, Inc. (REIT)	702	15,753
Essex Property Trust, Inc. (REIT)	390	55,969
Esterline Technologies Corp.* (Aerospace/Defense)	312	31,812
Everest Re Group, Ltd. (Insurance)	468	72,947
Exelis, Inc. (Aerospace/Defense)	1,950	37,167
Extra Space Storage, Inc. (REIT)	1,170	49,292
FactSet Research Systems, Inc. (Media)	390	42,346
Fair Isaac Corp. (Software)	390	24,508
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,326	17,702
Federal Realty Investment Trust (REIT)	702	71,190
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,014	29,203
Fidelity National Title Group, Inc.—Class A (Insurance)	2,652	86,057
First American Financial Corp. (Insurance)	1,092	30,794
First Horizon National Corp. (Banks)	2,496	29,078
First Niagara Financial Group, Inc. (Savings & Loans)	3,744	39,761
FirstMerit Corp. (Banks)	1,716	38,147
Flowers Foods, Inc. (Food)	1,872	40,192
Foot Locker, Inc. (Retail)	1,560	64,646
Fortune Brands Home & Security, Inc. (Building Materials)	1,716	78,421
FTI Consulting, Inc.* (Commercial Services)	390	16,045
Fulton Financial Corp. (Banks)	2,028	26,526
Gartner Group, Inc.* (Commercial Services)	936	66,503
GATX Corp. (Trucking & Leasing)	468	24,416
General Cable Corp. (Electrical Components & Equipment)	546	16,058
Genesee & Wyoming, Inc.*—Class A (Transportation)	546	52,443
Gentex Corp. (Electronics)	1,560	51,464
Global Payments, Inc. (Commercial Services)	780	50,692
Graco, Inc. (Machinery-Diversified)	624	48,747
Granite Construction, Inc. (Engineering & Construction)	390	13,642
Great Plains Energy, Inc. (Electric)	1,638	39,705
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,404	106,114
Greenhill & Co., Inc. (Diversified Financial Services)	312	18,077
Greif, Inc.—Class A (Packaging & Containers)	312	16,349
GUESS?, Inc. (Retail)	624	19,388
Gulfport Energy Corp.* (Oil & Gas)	858	54,183
Hancock Holding Co. (Banks)	858	31,471
Hanesbrands, Inc. (Apparel)	1,014	71,254
Hanover Insurance Group, Inc. (Insurance)	468	27,944
Harris Teeter Supermarkets, Inc. (Food)	546	26,945
Harsco Corp. (Miscellaneous Manufacturing)	858	24,050
Hawaiian Electric Industries, Inc. (Electric)	1,014	26,425
HCC Insurance Holdings, Inc. (Insurance)	1,092	50,385
Health Management Associates, Inc.*—Class A (Healthcare-Services)	2,808	36,785
Health Net, Inc.* (Healthcare-Services)	858	25,457
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,014	23,505
Henry Schein, Inc.* (Healthcare-Products)	936	106,948
Herman Miller, Inc. (Office Furnishings)	624	18,421
Highwoods Properties, Inc. (REIT)	936	33,855
Hill-Rom Holdings, Inc. (Healthcare-Products)	624	25,796
Hillshire Brands Co. (Food)	1,326	44,341
HMS Holdings Corp.* (Commercial Services)	936	21,275
HNI Corp. (Office Furnishings)	468	18,172
HollyFrontier Corp. (Oil & Gas)	2,106	104,647
Hologic, Inc.* (Healthcare-Products)	2,886	64,502
Home Properties, Inc. (REIT)	624	33,459
Hospitality Properties Trust (REIT)	1,560	42,167
HSN, Inc. (Retail)	312	19,438
Hubbell, Inc.—Class B (Electrical Components & Equipment)	546	59,459
Huntington Ingalls Industries, Inc. (Shipbuilding)	546	49,145
IDACORP, Inc. (Electric)	546	28,305
IDEX Corp. (Machinery-Diversified)	858	63,363
IDEXX Laboratories, Inc.* (Healthcare-Products)	546	58,078
Informatica Corp.* (Software)	1,170	48,555
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,638	38,427
Ingredion, Inc. (Food)	780	53,400
Integrated Device Technology, Inc.* (Semiconductors)	1,482	15,102
InterDigital, Inc. (Telecommunications)	468	13,801
International Bancshares Corp. (Banks)	624	16,467
International Rectifier Corp.* (Semiconductors)	780	20,335
International Speedway Corp.—Class A (Entertainment)	312	11,073
Intersil Corp.—Class A (Semiconductors)	1,326	15,209
Intrepid Potash, Inc.* (Chemicals)	546	8,649
Itron, Inc.* (Electronics)	390	16,158
ITT Corp. (Miscellaneous Manufacturing)	936	40,641
J.B. Hunt Transport Services, Inc. (Transportation)	936	72,352
J.C. Penney Co., Inc.* (Retail)	3,198	29,262
Jack Henry & Associates, Inc. (Computers)	936	55,421
Janus Capital Group, Inc. (Diversified Financial Services)	1,560	19,297
Jarden Corp.* (Household Products/Wares)	1,248	76,565
JDS Uniphase Corp.* (Telecommunications)	2,418	31,385
JetBlue Airways Corp.* (Airlines)	2,262	19,340
John Wiley & Sons, Inc. (Media)	468	25,833
Jones Lang LaSalle, Inc. (Real Estate)	468	47,919
KB Home (Home Builders)	858	15,684
KBR, Inc. (Engineering & Construction)	1,560	49,749
Kemper Corp. (Insurance)	546	22,320
Kennametal, Inc. (Hand/Machine Tools)	858	44,676
Kilroy Realty Corp. (REIT)	858	43,054
Kirby Corp.* (Transportation)	624	61,932
Lamar Advertising Co.*—Class A (Advertising)	702	36,680
Lancaster Colony Corp. (Food)	234	20,627
Landstar System, Inc. (Transportation)	468	26,887

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 139

Common Stocks, continued

	Shares	Value
Leidos Holdings, Inc. (Commercial Services)	780	$36,262
Lender Processing Services, Inc. (Commercial Services)	936	34,988
Lennox International, Inc. (Building Materials)	468	39,808
Lexmark International, Inc.—Class A (Computers)	624	22,164
Liberty Property Trust (REIT)	1,560	52,837
Life Time Fitness, Inc.* (Leisure Time)	390	18,330
LifePoint Hospitals, Inc.* (Healthcare-Services)	468	24,729
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	858	61,210
LKQ Corp.* (Distribution/Wholesale)	3,198	105,214
Louisiana-Pacific Corp.* (Building Materials)	1,482	27,432
M.D.C. Holdings, Inc.* (Home Builders)	390	12,574
Mack-Cali Realty Corp. (REIT)	936	20,105
Mallinckrodt PLC* (Pharmaceuticals)	624	32,610
Manpower, Inc. (Commercial Services)	858	73,667
ManTech International Corp.—Class A (Software)	234	7,004
Martin Marietta Materials (Building Materials)	468	46,772
Masimo Corp.* (Healthcare-Products)	546	15,960
Matson, Inc. (Transportation)	468	12,219
Matthews International Corp.—Class A (Commercial Services)	312	13,294
MDU Resources Group, Inc. (Electric)	2,028	61,955
Mednax, Inc.* (Healthcare-Services)	1,092	58,291
Mentor Graphics Corp. (Computers)	1,014	24,407
Mercury General Corp. (Insurance)	390	19,387
Meredith Corp. (Media)	390	20,202
Mettler Toledo International, Inc.* (Electronics)	312	75,688
Micros Systems, Inc.* (Computers)	780	44,749
Mid-America Apartment Communities, Inc. (REIT)	780	47,377
Mine Safety Appliances Co. (Environmental Control)	312	15,978
Minerals Technologies, Inc. (Chemicals)	390	23,427
MSC Industrial Direct Co.—Class A (Retail)	546	44,155
MSCI, Inc.*—Class A (Software)	1,248	54,563
Murphy USA, Inc.* (Oil & Gas)	468	19,450
National Fuel Gas Co. (Gas)	858	61,262
National Instruments Corp. (Electronics)	1,014	32,468
National Retail Properties, Inc. (REIT)	1,248	37,852
NCR Corp.* (Computers)	1,716	58,447
NeuStar, Inc.*—Class A (Telecommunications)	624	31,113
New York Community Bancorp (Savings & Loans)	4,680	78,858
NewMarket Corp. (Chemicals)	156	52,127
Nordson Corp. (Machinery-Diversified)	624	46,363
NVR, Inc.* (Home Builders)	78	80,028
Oceaneering International, Inc. (Oil & Gas Services)	1,170	92,289
Office Depot, Inc.* (Retail)	4,992	26,408
OGE Energy Corp. (Electric)	2,106	71,393
Oil States International, Inc.* (Oil & Gas Services)	546	55,539
Old Dominion Freight Line, Inc.* (Transportation)	702	37,220
Old Republic International Corp. (Insurance)	2,574	44,453
Olin Corp. (Chemicals)	858	24,753
OMEGA Healthcare Investors, Inc. (REIT)	1,326	39,515
Omnicare, Inc. (Pharmaceuticals)	1,092	65,913
Oshkosh Truck Corp. (Auto Manufacturers)	936	47,156
Owens & Minor, Inc. (Distribution/Wholesale)	702	25,665
Packaging Corp. of America (Packaging & Containers)	1,014	64,166
Panera Bread Co.*—Class A (Retail)	312	55,127
Patterson-UTI Energy, Inc. (Oil & Gas)	1,482	37,524
Plantronics, Inc. (Telecommunications)	468	21,739
PNM Resources, Inc. (Electric)	858	20,695
Polaris Industries, Inc. (Leisure Time)	702	102,239
Polycom, Inc.* (Telecommunications)	1,482	16,643
Post Holdings, Inc.* (Food)	312	15,372
Potlatch Corp. (REIT)	390	16,279
Primerica, Inc. (Insurance)	546	23,429
Prosperity Bancshares, Inc. (Banks)	624	39,555
Protective Life Corp. (Insurance)	858	43,466
PTC, Inc.* (Software)	1,248	44,167
Questar Corp. (Gas)	1,872	43,037
R.R. Donnelley & Sons Co. (Commercial Services)	1,950	39,546
Rackspace Hosting, Inc.* (Internet)	1,170	45,782
Raymond James Financial Corp. (Diversified Financial Services)	1,326	69,204
Rayonier, Inc. (REIT)	1,326	55,825
Realty Income Corp. (REIT)	2,184	81,528
Regal-Beloit Corp. (Hand/Machine Tools)	468	34,501
Regency Centers Corp. (REIT)	936	43,337
Reinsurance Group of America, Inc. (Insurance)	780	60,380
Reliance Steel & Aluminum Co. (Iron/Steel)	780	59,155
Rent-A-Center, Inc. (Commercial Services)	546	18,204
ResMed, Inc. (Healthcare-Products)	1,482	69,773
RF Micro Devices, Inc.* (Telecommunications)	2,964	15,294
Riverbed Technology, Inc.* (Computers)	1,716	31,025
Rock-Tenn Co.—Class A (Packaging & Containers)	780	81,908
Rollins, Inc. (Commercial Services)	702	21,264
Rosetta Resources, Inc.* (Oil & Gas)	624	29,977
Rovi Corp.* (Semiconductors)	1,092	21,501
Royal Gold, Inc. (Mining)	702	32,341
RPM, Inc. (Chemicals)	1,404	58,280
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	624	56,123
Science Applications International Corp. (Commercial Services)	468	15,477
Scientific Games Corp.*—Class A (Entertainment)	546	9,244
SEI Investments Co. (Commercial Services)	1,482	51,470
Semtech Corp.* (Semiconductors)	702	17,747
Senior Housing Properties Trust (REIT)	1,950	43,349
Sensient Technologies Corp. (Chemicals)	546	26,492
Service Corp. International (Commercial Services)	2,262	41,010
Signature Bank* (Banks)	468	50,273
Signet Jewelers, Ltd. (Retail)	858	67,525
Silgan Holdings, Inc. (Packaging & Containers)	468	22,473
Silicon Laboratories, Inc.* (Semiconductors)	390	16,891
Skyworks Solutions, Inc.* (Semiconductors)	1,950	55,692
SL Green Realty Corp. (REIT)	1,014	93,672
SM Energy Co. (Oil & Gas)	702	58,343
Smith Corp. (Miscellaneous Manufacturing)	780	42,073
Solarwinds, Inc.* (Software)	702	26,557
Solera Holdings, Inc. (Software)	702	49,674
Sonoco Products Co. (Packaging & Containers)	1,092	45,558
Sotheby’s—Class A (Commercial Services)	702	37,346
SPX Corp. (Miscellaneous Manufacturing)	468	46,617
StanCorp Financial Group, Inc. (Insurance)	468	31,005
Steel Dynamics, Inc. (Iron/Steel)	2,340	45,724
STERIS Corp. (Healthcare-Products)	624	29,983
SunEdison, Inc.* (Semiconductors)	2,574	33,591
Superior Energy Services, Inc.* (Oil & Gas Services)	1,716	45,663

See accompanying notes to financial statements.

140 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
SUPERVALU, Inc.* (Food)	2,106	$15,353
SVB Financial Group* (Banks)	468	49,074
Synopsys, Inc.* (Computers)	1,638	66,453
Synovus Financial Corp. (Banks)	10,218	36,785
Taubman Centers, Inc. (REIT)	702	44,872
TCF Financial Corp. (Banks)	1,716	27,885
Tech Data Corp.* (Electronics)	390	20,124
Techne Corp. (Healthcare-Products)	312	29,537
Teleflex, Inc. (Healthcare-Products)	468	43,926
Telephone & Data Systems, Inc. (Telecommunications)	1,014	26,141
Tempur-Pedic International, Inc.* (Home Furnishings)	624	33,671
Teradyne, Inc.* (Semiconductors)	2,028	35,733
Terex Corp. (Machinery-Construction & Mining)	1,170	49,128
The Brink’s Co. (Commercial Services)	546	18,640
The Cheesecake Factory, Inc. (Retail)	468	22,590
The Cooper Cos., Inc. (Healthcare-Products)	546	67,617
The Corporate Executive Board Co. (Commercial Services)	390	30,198
The Hain Celestial Group, Inc.* (Food)	468	42,486
The New York Times Co.—Class A (Media)	1,326	21,044
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	468	29,119
The Timken Co. (Metal Fabricate/Hardware)	858	47,251
The Valspar Corp. (Chemicals)	858	61,167
The Wendy’s Co. (Retail)	2,964	25,846
Thor Industries, Inc. (Home Builders)	468	25,848
Thoratec Corp.* (Healthcare-Products)	624	22,838
Tibco Software, Inc.* (Internet)	1,638	36,822
Tidewater, Inc. (Transportation)	546	32,361
Toll Brothers, Inc.* (Home Builders)	1,638	60,606
Tootsie Roll Industries, Inc. (Food)	234	7,614
Towers Watson & Co.—Class A (Commercial Services)	702	89,582
Tractor Supply Co. (Retail)	1,482	114,973
Trimble Navigation, Ltd.* (Electronics)	2,730	94,731
Trinity Industries, Inc. (Miscellaneous Manufacturing)	858	46,778
Triumph Group, Inc. (Aerospace/Defense)	546	41,534
Trustmark Corp. (Banks)	702	18,842
Tupperware Corp. (Household Products/Wares)	546	51,613
tw telecom, Inc.* (Telecommunications)	1,482	45,157
UDR, Inc. (REIT)	2,652	61,924
UGI Corp. (Gas)	1,170	48,508
Under Armour, Inc.*—Class A (Apparel)	858	74,904
Unit Corp.* (Oil & Gas)	468	24,158
United Natural Foods, Inc.* (Food)	546	41,163
United Rentals, Inc.* (Commercial Services)	1,014	79,040
United Therapeutics Corp.* (Biotechnology)	468	52,921
Universal Corp. (Agriculture)	234	12,776
Universal Health Services, Inc.—Class B (Healthcare-Services)	936	76,059
URS Corp. (Engineering & Construction)	780	41,332
UTI Worldwide, Inc. (Transportation)	936	16,436
Valassis Communications, Inc.—Class A (Commercial Services)	390	13,358
Valley National Bancorp (Banks)	2,106	21,313
Valmont Industries, Inc. (Metal Fabricate/Hardware)	312	46,525
ValueClick, Inc.* (Internet)	624	14,583
VCA Antech, Inc.* (Pharmaceuticals)	936	29,353
Vectren Corp. (Gas)	858	30,459
VeriFone Systems, Inc.* (Software)	1,170	31,379
Vishay Intertechnology, Inc.* (Electronics)	1,404	18,617
W.R. Berkley Corp. (Insurance)	1,170	50,766
Wabtec Corp. (Machinery-Diversified)	1,014	75,310
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	936	60,952
Washington Federal, Inc. (Savings & Loans)	1,092	25,433
Waste Connections, Inc. (Environmental Control)	1,326	57,853
Watsco, Inc. (Distribution/Wholesale)	312	29,971
Webster Financial Corp. (Banks)	936	29,184
Weingarten Realty Investors (REIT)	1,170	32,081
WellCare Health Plans, Inc.* (Healthcare-Services)	468	32,957
Werner Enterprises, Inc. (Transportation)	468	11,574
Westamerica Bancorp (Banks)	312	17,616
Westar Energy, Inc. (Electric)	1,326	42,657
WEX, Inc.* (Commercial Services)	390	38,622
WGL Holdings, Inc. (Gas)	546	21,873
Whitewave Foods Co.* (Food)	1,794	41,154
Williams-Sonoma, Inc. (Retail)	936	54,550
Woodward, Inc. (Electronics)	624	28,461
World Fuel Services Corp. (Retail)	780	33,665
Worthington Industries, Inc. (Metal Fabricate/Hardware)	546	22,976
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	546	29,528
TOTAL COMMON STOCKS (Cost $8,636,073)		16,238,705

Repurchase Agreements(a)(b) (31.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $8,477,001	$8,477,000	$8,477,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,477,000)		8,477,000
TOTAL INVESTMENT SECURITIES (Cost $17,113,073)—92.5%		24,715,705
Net other assets (liabilities)—7.5%		2,001,009
NET ASSETS—100.0%		$26,716,714

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $4,582,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $2,815,470)	21	$123,338

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 141

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	(0.58)%	1/28/14	$6,360,591	$31,390
Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	(0.33)%	1/28/14	3,258,470	16,161
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(0.43)%	1/28/14	17,144,138	75,916
Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	(0.43)%	1/28/14	7,582,207	29,506
				$152,973

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$36,680	0.1%
Aerospace/Defense	236,725	0.9%
Agriculture	12,776	NM
Airlines	70,846	0.3%
Apparel	218,294	0.8%
Auto Manufacturers	47,156	0.2%
Banks	700,484	2.6%
Beverages	106,114	0.4%
Biotechnology	160,388	0.6%
Building Materials	234,710	0.9%
Chemicals	453,381	1.7%
Coal	16,708	0.1%
Commercial Services	966,780	3.6%
Computers	491,030	1.8%
Distribution/Wholesale	258,519	1.0%
Diversified Financial Services	417,187	1.6%
Electric	405,173	1.5%
Electrical Components & Equipment	194,221	0.7%
Electronics	403,082	1.5%
Engineering & Construction	134,565	0.5%
Entertainment	114,999	0.4%
Environmental Control	106,569	0.4%
Food	366,077	1.4%
Forest Products & Paper	29,434	0.1%
Gas	247,652	0.9%
Hand/Machine Tools	140,387	0.5%
Healthcare-Products	534,958	2.0%
Healthcare-Services	349,047	1.3%
Home Builders	194,740	0.7%
Home Furnishings	33,671	0.1%
Household Products/Wares	255,524	1.0%
Insurance	804,814	3.0%
Internet	234,075	0.9%
Investment Companies	19,843	0.1%
Iron/Steel	164,212	0.6%
Leisure Time	163,681	0.6%
Machinery-Construction & Mining	49,128	0.2%
Machinery-Diversified	318,713	1.2%
Media	151,926	0.6%
Metal Fabricate/Hardware	116,751	0.4%
Mining	63,561	0.2%
Miscellaneous Manufacturing	436,373	1.6%
Office Furnishings	36,593	0.1%
Oil & Gas	529,601	2.0%
Oil & Gas Services	333,648	1.2%
Packaging & Containers	230,454	0.9%
Pharmaceuticals	268,189	1.0%
Real Estate	67,448	0.3%
REIT	1,346,564	5.1%
Retail	1,069,524	4.1%
Savings & Loans	155,918	0.6%
Semiconductors	403,628	1.5%
Shipbuilding	49,145	0.2%
Software	626,000	2.3%
Telecommunications	244,259	0.9%
Transportation	348,204	1.3%
Trucking & Leasing	24,416	0.1%
Water	44,160	0.2%
Other**	10,478,009	39.2%
Total	$26,716,714	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

142 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$17,113,073
Securities, at value	16,238,705
Repurchase agreements, at value	8,477,000
Total Investment Securities, at value	24,715,705
Cash	105,444
Segregated cash balances with brokers	128,520
Dividends and interest receivable	15,067
Unrealized gain on swap agreements	152,973
Receivable for capital shares issued	2,418,007
Variation margin on futures contracts	8,610
Prepaid expenses	463
TOTAL ASSETS	27,544,789

LIABILITIES:
Payable for capital shares redeemed	772,558
Advisory fees payable	15,218
Management services fees payable	2,029
Administration fees payable	829
Administrative services fees payable	8,138
Distribution fees payable	6,480
Trustee fees payable	9
Transfer agency fees payable	1,310
Fund accounting fees payable	1,622
Compliance services fees payable	291
Other accrued expenses	19,591
TOTAL LIABILITIES	828,075
NET ASSETS	$26,716,714

NET ASSETS CONSIST OF:
Capital	$21,852,222
Accumulated net investment income (loss)	(319)
Accumulated net realized gains (losses) on investments	(3,014,132)
Net unrealized appreciation (depreciation) on investments	7,878,943
NET ASSETS	$26,716,714

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	498,083
Net Asset Value (offering and redemption price per share)	$53.64

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$199,885
Interest	2,811
TOTAL INVESTMENT INCOME	202,696

EXPENSES:
Advisory fees	173,365
Management services fees	23,115
Administration fees	9,885
Transfer agency fees	15,426
Administrative services fees	72,247
Distribution fees	57,788
Custody fees	9,725
Fund accounting fees	22,606
Trustee fees	588
Compliance services fees	182
Other fees	21,803
Total Gross Expenses before reductions	406,730
Expenses reduced and reimbursed by the Advisor	(18,392)
TOTAL NET EXPENSES	388,338
NET INVESTMENT INCOME (LOSS)	(185,642)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,112,000
Net realized gains (losses) on futures contracts	681,844
Net realized gains (losses) on swap agreements	7,394,217
Change in net unrealized appreciation/depreciation on investments	2,511,695
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,699,756

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,514,114

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 143

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(185,642)	$(143,107)
Net realized gains (losses) on investments	9,188,061	3,991,214
Change in net unrealized appreciation/depreciation on investments	2,511,695	1,660,828
Change in net assets resulting from operations	11,514,114	5,508,935

CAPITAL TRANSACTIONS:
Proceeds from shares issued	229,779,258	240,042,480
Value of shares redeemed	(237,450,119)	(239,303,202)
Change in net assets resulting from capital transactions	(7,670,861)	739,278
Change in net assets	3,843,253	6,248,213

NET ASSETS:
Beginning of period	22,873,461	16,625,248
End of period	$26,716,714	$22,873,461
Accumulated net investment income (loss)	$(319)	$—

SHARE TRANSACTIONS:
Issued	5,399,933	8,341,150
Redeemed	(5,629,289)	(8,314,469)
Change in shares	(229,356)	26,681

See accompanying notes to financial statements.

144 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$31.44	$23.72	$27.48	$18.36	$11.08

Investment Activities:
Net investment income (loss)(a)	(0.34)	(0.21)	(0.24)	(0.18)	(0.09)
Net realized and unrealized gains (losses) on investments	22.54	7.93	(3.52)	9.30	7.38
Total income (loss) from investment activities	22.20	7.72	(3.76)	9.12	7.29

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.01)

Net Asset Value, End of Period	$53.64	$31.44	$23.72	$27.48	$18.36

Total Return	70.61%	32.49%	(13.65)%	49.67%	65.79%

Ratios to Average Net Assets:
Gross expense	1.76%	1.84%	1.81%	1.78%	1.84%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(0.80)%	(0.75)%	(0.87)%	(0.83)%	(0.66)%

Supplemental Data:
Net assets, end of period (000’s)	$26,717	$22,873	$16,625	$42,374	$30,458
Portfolio turnover rate(b)	38%	67%	13%	219%	283%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraSmall-Cap :: 145

ProFund VP UltraSmall-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of 86.52%. For the same period, the Index had a total return of 38.82%(1) and a volatility of 14.78%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP UltraSmall-Cap	86.52%	32.49%	7.05%
Russell 2000 Index	38.82%	20.08%	9.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraSmall-Cap	1.96%	1.70%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	16%
Swap Agreements	134%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CoStar Group, Inc.	0.2%
The Middleby Corp.	0.2%
athenahealth, Inc.	0.2%
Acuity Brands, Inc.	0.1%
Isis Pharmaceuticals, Inc.	0.1%

Russell 2000 Index – Composition

% of Index
Financial	22%
Consumer, Non-cyclical	21%
Consumer, Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

146 :: ProFund VP UltraSmall-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (49.8%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet)	480	$2,597
1st United Bancorp, Inc. (Banks)	560	4,262
8x8, Inc.* (Telecommunications)	960	9,754
AAON, Inc. (Building Materials)	320	10,224
AAR Corp. (Aerospace/Defense)	480	13,445
Abaxis, Inc.* (Healthcare-Products)	240	9,605
ABIOMED, Inc.* (Healthcare-Products)	480	12,835
ABM Industries, Inc. (Commercial Services)	640	18,298
Abraxas Petroleum Corp.* (Oil & Gas)	1,600	5,248
Acacia Research Corp. (Commercial Services)	560	8,142
Acadia Healthcare Co., Inc.* (Healthcare-Services)	400	18,932
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	800	19,992
Acadia Realty Trust (REIT)	640	15,891
Accelrys, Inc.* (Software)	800	7,632
Acco Brands Corp.* (Household Products/ Wares)	1,440	9,677
Accretive Health, Inc.* (Commercial Services)	800	7,328
Accuray, Inc.* (Healthcare-Products)	1,040	9,058
Accuride Corp.* (Auto Parts & Equipment)	720	2,686
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	400	4,524
Aceto Corp. (Chemicals)	400	10,004
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	1,200	3,984
ACI Worldwide, Inc.* (Software)	480	31,200
Acorda Therapeutics, Inc.* (Biotechnology)	480	14,016
Actuant Corp.—Class A (Miscellaneous Manufacturing)	800	29,312
Actuate Corp.* (Software)	720	5,551
Acuity Brands, Inc. (Electrical Components & Equipment)	480	52,474
Acxiom Corp.* (Software)	880	32,542
ADTRAN, Inc. (Telecommunications)	720	19,447
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	480	10,973
Advent Software, Inc. (Software)	400	13,996
Advisory Board Co.* (Commercial Services)	400	25,468
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	320	22,707
Aegion Corp.* (Engineering & Construction)	480	10,506
Aeroflex Holding Corp.* (Semiconductors)	400	2,600
Aeropostale, Inc.* (Retail)	960	8,726
Aerovironment, Inc.* (Aerospace/Defense)	240	6,991
AFC Enterprises, Inc.* (Retail)	320	12,320
Affymetrix, Inc.* (Healthcare-Products)	1,120	9,598
AG Mortgage Investment Trust, Inc. (REIT)	400	6,256
AH Belo Corp.—Class A (Media)	400	2,988
Air Methods Corp.* (Healthcare-Services)	480	27,998
Air Transport Services Group, Inc.* (Transportation)	800	6,472
Aircastle, Ltd. (Diversified Financial Services)	800	15,328
AK Steel Holding Corp.* (Iron/Steel)	1,920	15,744
Akorn, Inc.* (Pharmaceuticals)	720	17,734
Albany International Corp.—Class A (Machinery-Diversified)	320	11,498
Albany Molecular Research, Inc.* (Commercial Services)	400	4,032
Alexander & Baldwin, Inc. (Real Estate)	480	20,030
Align Technology, Inc.* (Healthcare-Products)	800	45,721
ALLETE, Inc. (Electric)	480	23,942
Alliance One International, Inc.* (Agriculture)	1,360	4,148
Allied Nevada Gold Corp.* (Mining)	1,360	4,828
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	640	41,172
ALON USA Energy, Inc. (Oil & Gas)	320	5,293
Alpha Natural Resources, Inc.* (Coal)	2,640	18,850
Alphatec Holdings, Inc.* (Healthcare-Products)	1,360	2,734
Altisource Residential Corp. (REIT)	320	9,635
Altra Holdings, Inc. (Machinery-Diversified)	320	10,950
AMAG Pharmaceuticals, Inc.* (Biotechnology)	320	7,766
Ambac Financial Group, Inc.* (Insurance)	560	13,754
Ambarella, Inc.* (Semiconductors)	320	10,858
AMCOL International Corp. (Mining)	320	10,874
Amedisys, Inc.* (Healthcare-Services)	480	7,022
Ameresco, Inc.* (Electric)	400	3,864
American Apparel, Inc.* (Apparel)	1,360	1,673
American Assets Trust, Inc. (REIT)	400	12,572
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	800	16,360
American Capital Mortgage Investment Corp. (REIT)	720	12,571
American Equity Investment Life Holding Co. (Insurance)	800	21,104
American Realty Capital Properties, Inc. (REIT)	1,760	22,634
American Software, Inc.—Class A (Software)	400	3,948
American States Water Co. (Water)	480	13,791
American Superconductor Corp.* (Electrical Components & Equipment)	1,120	1,837
American Vanguard Corp. (Chemicals)	400	9,716
Ameris Bancorp* (Banks)	320	6,755
Amicus Therapeutics, Inc.* (Pharmaceuticals)	960	2,256
Amkor Technology, Inc.* (Semiconductors)	1,040	6,375
AMN Healthcare Services, Inc.* (Commercial Services)	640	9,408
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	560	3,993
AmSurg Corp.* (Healthcare-Services)	400	18,368
AmTrust Financial Services, Inc. (Insurance)	320	10,461
Amyris, Inc.* (Energy-Alternate Sources)	800	4,232
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	560	9,397
ANADIGICS, Inc.* (Semiconductors)	1,520	2,797
Angie’s List, Inc.* (Internet)	480	7,272
AngioDynamics, Inc.* (Healthcare-Products)	400	6,876
Anixter International, Inc. (Telecommunications)	320	28,749
ANN, Inc.* (Retail)	560	20,474
Antares Pharma, Inc.* (Pharmaceuticals)	1,600	7,168
Anworth Mortgage Asset Corp. (REIT)	1,840	7,746
API Technologies Corp.* (Aerospace/Defense)	880	3,001
Apogee Enterprises, Inc. (Building Materials)	400	14,364
Apollo Commercial Real Estate Finance, Inc. (REIT)	480	7,800
Apollo Investment Corp. (Investment Companies)	2,640	22,387
Apollo Residential Mortgage, Inc. (REIT)	400	5,912
Applied Industrial Technologies, Inc. (Machinery-Diversified)	480	23,563
Applied Micro Circuits Corp.* (Semiconductors)	880	11,774
Approach Resources, Inc.* (Oil & Gas)	400	7,716

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
Arabian American Development Co.* (Oil & Gas)	400	$5,020
ARC Document Solutions, Inc.* (Commercial Services)	800	6,576
Arch Coal, Inc. (Coal)	2,720	12,104
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,560	14,976
Argo Group International Holdings, Ltd. (Insurance)	320	14,877
Arkansas Best Corp. (Transportation)	320	10,778
Armada Hoffler Properties, Inc. (REIT)	320	2,970
ARMOUR Residential REIT, Inc. (REIT)	4,400	17,644
ArQule, Inc.* (Biotechnology)	1,280	2,752
Array BioPharma, Inc.* (Pharmaceuticals)	1,600	8,016
ARRIS Group, Inc.* (Telecommunications)	1,360	33,136
ArthroCare Corp.* (Healthcare-Products)	320	12,877
Aruba Networks, Inc.* (Telecommunications)	1,360	24,344
Asbury Automotive Group, Inc.* (Retail)	400	21,496
Ashford Hospitality Trust (REIT)	720	5,962
Aspen Technology, Inc.* (Software)	1,040	43,472
Associated Estates Realty Corp. (REIT)	640	10,272
Astec Industries, Inc. (Machinery-Construction & Mining)	240	9,271
Astoria Financial Corp. (Savings & Loans)	1,120	15,490
athenahealth, Inc.* (Software)	400	53,800
Atlantic Power Corp. (Electric)	1,680	5,846
Atlas Air Worldwide Holdings, Inc.* (Transportation)	320	13,168
ATMI, Inc.* (Semiconductors)	400	12,084
Atricure, Inc.* (Healthcare-Products)	400	7,472
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	640	13,274
AVANIR Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	1,920	6,451
Aveo Phamaceuticals, Inc.* (Commercial Services)	1,120	2,061
AVG Technologies N.V.* (Software)	320	5,507
Aviat Networks, Inc.* (Telecommunications)	1,200	2,712
Avid Technology, Inc.* (Software)	560	4,564
Avista Corp. (Electric)	720	20,297
Axcelis Technologies, Inc.* (Semiconductors)	2,000	4,880
Axiall Corp. (Chemicals)	800	37,952
AZZ, Inc. (Miscellaneous Manufacturing)	320	15,635
B&G Foods, Inc.—Class A (Food)	640	21,702
Balchem Corp. (Chemicals)	320	18,784
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	400	11,208
Bancorp, Inc.* (Banks)	480	8,597
BancorpSouth, Inc. (Banks)	1,120	28,470
Bank Mutual Corp. (Savings & Loans)	720	5,047
Bank of the Ozarks, Inc. (Banks)	400	22,636
BankFinancial Corp. (Savings & Loans)	400	3,664
Bankrate, Inc.* (Internet)	640	11,482
Banner Corp. (Banks)	240	10,757
Barnes & Noble, Inc.* (Retail)	560	8,372
Barnes Group, Inc. (Miscellaneous Manufacturing)	640	24,518
Basic Energy Services, Inc.* (Oil & Gas Services)	480	7,574
Bazaarvoice, Inc.* (Internet)	640	5,069
BBCN Bancorp, Inc. (Banks)	960	15,926
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	560	22,557
Beazer Homes USA, Inc.* (Home Builders)	320	7,814
bebe Stores, Inc. (Retail)	640	3,405
Belden, Inc. (Electrical Components & Equipment)	480	33,816
Benchmark Electronics, Inc.* (Electronics)	640	14,771
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	480	5,242
Berkshire Hills Bancorp, Inc. (Savings & Loans)	320	8,726
Berry Plastics Group, Inc.* (Packaging & Containers)	640	15,226
BGC Partners, Inc.—Class A (Diversified Financial Services)	1,600	9,696
Bill Barrett Corp.* (Oil & Gas)	560	14,997
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	720	4,241
BIOLASE, Inc.* (Healthcare-Products)	721	2,040
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	320	8,173
BioScrip, Inc.* (Pharmaceuticals)	720	5,328
Biotime, Inc.* (Biotechnology)	800	2,880
BJ’s Restaurants, Inc.* (Retail)	320	9,939
Black Diamond, Inc.* (Leisure Time)	400	5,332
Black Hills Corp. (Electric)	480	25,205
Blackbaud, Inc. (Software)	560	21,084
BlackRock Kelso Capital Corp. (Investment Companies)	960	8,957
Bloomin Brands, Inc.* (Retail)	640	15,366
Blount International, Inc.* (Miscellaneous Manufacturing)	640	9,261
Blucora, Inc.* (Internet)	560	16,330
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	1,040	2,028
Bob Evans Farms, Inc. (Retail)	320	16,189
Boingo Wireless, Inc.* (Internet)	400	2,564
Bonanza Creek Energy, Inc.* (Oil & Gas)	320	13,910
Boston Private Financial Holdings, Inc. (Banks)	960	12,115
Bottomline Technologies, Inc.* (Software)	480	17,357
Boulder Brands, Inc.* (Food)	800	12,688
Boyd Gaming Corp.* (Lodging)	720	8,107
BPZ Resources, Inc.* (Oil & Gas)	2,080	3,786
Brady Corp.—Class A (Electronics)	560	17,321
Bravo Brio Restaurant Group, Inc.* (Retail)	320	5,206
Briggs & Stratton Corp. (Machinery-Diversified)	560	12,186
Brightcove, Inc.* (Internet)	480	6,787
Bristow Group, Inc. (Transportation)	400	30,025
BroadSoft, Inc.* (Internet)	320	8,749
Brookline Bancorp, Inc. (Savings & Loans)	960	9,187
Brooks Automation, Inc. (Semiconductors)	880	9,231
Brown Shoe Co., Inc. (Retail)	560	15,758
Brunswick Corp. (Leisure Time)	1,040	47,903
Buffalo Wild Wings, Inc.* (Retail)	240	35,327
Builders FirstSource, Inc.* (Building Materials)	720	5,141
C&J Energy Services, Inc.* (Oil & Gas Services)	560	12,936
Cabot Microelectronics Corp.* (Semiconductors)	320	14,624
CACI International, Inc.*—Class A (Computers)	240	17,573
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	880	7,964
Caesars Entertainment Corp.* (Lodging)	480	10,339
Cal Dive International, Inc.* (Oil & Gas Services)	1,760	3,538
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	320	3,789
Calamp Corp.* (Telecommunications)	480	13,426
Calgon Carbon Corp.* (Environmental Control)	640	13,165
California Water Service Group (Water)	560	12,919
Calix, Inc.* (Telecommunications)	560	5,398
Callaway Golf Co. (Leisure Time)	960	8,093

See accompanying notes to financial statements.

148 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Callidus Software, Inc.* (Software)	640	$8,787
Callon Petroleum Co.* (Oil & Gas)	880	5,746
Cambrex Corp.* (Biotechnology)	400	7,132
Campus Crest Communities, Inc. (REIT)	800	7,528
Cantel Medical Corp. (Healthcare-Products)	320	10,851
Capital Bank Financial Corp.*—Class A (Banks)	320	7,280
Capital Senior Living Corp.* (Healthcare-Services)	400	9,596
Capitol Federal Financial, Inc. (Savings & Loans)	1,760	21,314
Capstead Mortgage Corp. (REIT)	1,120	13,530
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,560	5,882
CARBO Ceramics, Inc. (Oil & Gas Services)	240	27,967
Cardinal Financial Corp. (Banks)	400	7,200
Cardiovascular System, Inc.* (Healthcare-Products)	320	10,973
Cardtronics, Inc.* (Commercial Services)	560	24,332
Career Education Corp.* (Commercial Services)	1,120	6,384
Carrizo Oil & Gas, Inc.* (Oil & Gas)	480	21,490
Carrols Restaurant Group, Inc.* (Retail)	480	3,173
Casella Waste System, Inc.*—Class A (Environmental Control)	800	4,640
Casey’s General Stores, Inc. (Retail)	400	28,100
Cash America International, Inc. (Retail)	320	12,256
Cathay Bancorp, Inc. (Banks)	960	25,661
Cavium, Inc.* (Semiconductors)	560	19,325
Cbeyond, Inc.* (Telecommunications)	480	3,312
CBIZ, Inc.* (Commercial Services)	640	5,837
Cedar Realty Trust, Inc. (REIT)	1,040	6,510
Celadon Group, Inc. (Transportation)	320	6,234
Cell Therapeutics, Inc.* (Biotechnology)	2,560	4,915
Celldex Therapeutics, Inc.* (Biotechnology)	960	23,242
Centene Corp.* (Healthcare-Services)	640	37,728
Centerstate Banks, Inc. (Banks)	480	4,872
Central European Media Enterprises, Ltd.*—Class A (Media)	1,280	4,915
Central Garden & Pet Co.*—Class A (Household Products/Wares)	640	4,320
Central Pacific Financial Corp. (Banks)	320	6,426
Century Aluminum Co.* (Mining)	720	7,531
Cenveo, Inc.* (Commercial Services)	1,280	4,403
Cepheid, Inc.* (Healthcare-Products)	800	37,376
Cerus Corp.* (Healthcare-Products)	1,120	7,224
CEVA, Inc.* (Semiconductors)	320	4,870
Chambers Street Properties (REIT)	2,880	22,032
Chart Industries, Inc.* (Machinery-Diversified)	320	30,605
Charter Financial Corp. (Savings & Loans)	400	4,308
Checkpoint Systems, Inc.* (Electronics)	560	8,831
Chelsea Therapeutics International, Ltd.* (Biotechnology)	1,360	6,025
Chemed Corp. (Commercial Services)	240	18,389
Chemical Financial Corp. (Banks)	320	10,134
Chemocentryx, Inc.* (Pharmaceuticals)	400	2,316
Chemtura Corp.* (Chemicals)	1,120	31,270
Chesapeake Lodging Trust (REIT)	560	14,162
Chiquita Brands International, Inc.* (Food)	640	7,488
Christopher & Banks Corp.* (Retail)	640	5,466
CIBER, Inc.* (Computers)	1,200	4,968
Ciena Corp.* (Telecommunications)	1,200	28,716
Cincinnati Bell, Inc.* (Telecommunications)	2,720	9,683
Cirrus Logic, Inc.* (Semiconductors)	800	16,344
Citizens, Inc.* (Insurance)	720	6,300
Clarcor, Inc. (Miscellaneous Manufacturing)	560	36,037
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	880	11,334
Clearwater Paper Corp.* (Forest Products & Paper)	240	12,600
Cleco Corp. (Electric)	720	33,566
Cloud Peak Energy, Inc.* (Coal)	720	12,960
CNO Financial Group, Inc. (Insurance)	2,480	43,872
CoBiz Financial, Inc. (Banks)	560	6,698
Coeur d’Alene Mines Corp.* (Mining)	1,200	13,019
Cogent Communications Group, Inc. (Internet)	560	22,630
Cognex Corp.* (Machinery-Diversified)	960	36,653
Cohen & Steers, Inc. (Diversified Financial Services)	240	9,614
Coherent, Inc.* (Electronics)	320	23,805
Cohu, Inc. (Semiconductors)	400	4,200
Colony Financial, Inc. (REIT)	800	16,232
Columbia Banking System, Inc. (Banks)	640	17,606
Columbus McKinnon Corp.* (Machinery-Diversified)	240	6,514
Comfort Systems USA, Inc. (Building Materials)	480	9,307
Commercial Metals Co. (Iron/Steel)	1,360	27,649
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	480	3,490
Community Bank System, Inc. (Banks)	480	19,046
CommVault Systems, Inc.* (Software)	560	41,933
comScore, Inc.* (Internet)	480	13,733
Comstock Resources, Inc. (Oil & Gas)	640	11,706
Comverse, Inc.* (Telecommunications)	320	12,416
CONMED Corp. (Healthcare-Products)	320	13,600
Conn’s, Inc.* (Retail)	240	18,910
Consolidated Communications Holdings, Inc. (Telecommunications)	480	9,422
Constant Contact, Inc.* (Internet)	400	12,428
Convergys Corp. (Commercial Services)	1,200	25,260
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	720	17,309
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,360	4,379
CoreSite Realty Corp. (REIT)	240	7,726
Corinthian Colleges, Inc.* (Commercial Services)	1,520	2,706
Cornerstone OnDemand, Inc.* (Software)	480	25,603
Coronado Biosciences, Inc.* (Biotechnology)	400	1,052
CoStar Group, Inc.* (Commercial Services)	320	59,066
Cousins Properties, Inc. (REIT)	1,280	13,184
Cowen Group, Inc.*—Class A (Diversified Financial Services)	1,520	5,943
Cracker Barrel Old Country Store, Inc. (Retail)	240	26,417
Crawford & Co. (Insurance)	560	5,174
Cray, Inc.* (Computers)	480	13,181
Crocs, Inc.* (Apparel)	1,040	16,557
Cross Country Healthcare, Inc.* (Commercial Services)	560	5,589
Crosstex Energy, Inc. (Pipelines)	560	20,250
Crown Media Holdings, Inc.* (Media)	960	3,389
CryoLife, Inc. (Healthcare-Products)	560	6,210
CSG Systems International, Inc. (Software)	400	11,760
CTS Corp. (Electronics)	480	9,557
CubeSmart (REIT)	1,520	24,229
Cubic Corp. (Aerospace/Defense)	240	12,638
Cumulus Media, Inc.*—Class A (Media)	1,280	9,894
Curis, Inc.* (Biotechnology)	1,360	3,835
Curtiss-Wright Corp. (Aerospace/Defense)	560	34,849
Customers Bancorp, Inc.* (Banks)	320	6,547
CVB Financial Corp. (Banks)	1,120	19,118

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
Cyberonics, Inc.* (Healthcare-Products)	320	$20,963
Cynosure, Inc.*—Class A (Healthcare-Products)	240	6,403
Cypress Semiconductor Corp. (Semiconductors)	1,760	18,480
CyrusOne, Inc. (Internet)	320	7,146
CYS Investments, Inc. (REIT)	2,080	15,413
Cytokinetics, Inc.* (Biotechnology)	400	2,600
Cytori Therapeutics, Inc.* (Pharmaceuticals)	1,360	3,495
Daktronics, Inc. (Home Furnishings)	560	8,781
Dana Holding Corp. (Auto Parts & Equipment)	1,680	32,962
Darling International, Inc.* (Environmental Control)	1,360	28,397
DCT Industrial Trust, Inc. (REIT)	3,360	23,957
DealerTrack Holdings, Inc.* (Internet)	480	23,079
Delek US Holdings, Inc. (Oil & Gas)	480	16,517
Deluxe Corp. (Commercial Services)	560	29,226
Demand Media, Inc.* (Media)	640	3,693
Dendreon Corp.* (Biotechnology)	2,080	6,219
Denny’s Corp.* (Retail)	1,280	9,203
DepoMed, Inc.* (Pharmaceuticals)	880	9,310
Destination XL Group, Inc.* (Retail)	720	4,730
Dexcom, Inc.* (Healthcare-Products)	800	28,328
DFC Global Corp.* (Diversified Financial Services)	560	6,412
Diamond Foods, Inc.* (Food)	320	8,269
DiamondRock Hospitality Co. (REIT)	2,240	25,872
Dice Holdings, Inc.* (Internet)	560	4,060
Digi International, Inc.* (Software)	400	4,848
Digital Generation, Inc.* (Media)	480	6,120
Digital River, Inc.* (Software)	480	8,880
DigitalGlobe, Inc.* (Telecommunications)	880	36,212
Dime Community Bancshares, Inc. (Savings & Loans)	400	6,768
Diodes, Inc.* (Semiconductors)	480	11,309
Doral Financial Corp.* (Diversified Financial Services)	80	1,253
Dorman Products, Inc.* (Auto Parts & Equipment)	320	17,942
Douglas Dynamics, Inc. (Auto Parts & Equipment)	320	5,382
Drew Industries, Inc. (Building Materials)	320	16,384
DSP Group, Inc.* (Semiconductors)	400	3,884
DuPont Fabros Technology, Inc. (REIT)	720	17,791
Dyax Corp.* (Pharmaceuticals)	1,600	12,048
Dycom Industries, Inc.* (Engineering & Construction)	400	11,116
Dynavax Technologies Corp.* (Biotechnology)	3,360	6,586
Dynegy, Inc.* (Electric)	1,120	24,102
Dynex Capital, Inc. (REIT)	720	5,760
E.W. Scripps Co.*—Class A (Media)	400	8,688
Eagle Bancorp, Inc.* (Banks)	320	9,802
EarthLink, Inc. (Telecommunications)	1,360	6,895
EastGroup Properties, Inc. (REIT)	320	18,538
Ebix, Inc. (Software)	480	7,066
Education Management Corp.* (Commercial Services)	480	4,843
Education Realty Trust, Inc. (REIT)	1,360	11,995
eHealth, Inc.* (Insurance)	240	11,158
El Paso Electric Co. (Electric)	480	16,853
Electro Rent Corp. (Commercial Services)	320	5,926
Electro Scientific Industries, Inc. (Electronics)	400	4,184
Electronics for Imaging, Inc.* (Computers)	560	21,689
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	320	11,344
Ellie Mae, Inc.* (Diversified Financial Services)	320	8,598
EMCOR Group, Inc. (Engineering & Construction)	800	33,953
Emerald Oil, Inc.* (Oil & Gas)	640	4,902
Emergent Biosolutions, Inc.* (Biotechnology)	400	9,196
Emeritus Corp.* (Healthcare-Services)	480	10,382
Empire District Electric Co. (Electric)	560	12,706
Employers Holdings, Inc. (Insurance)	400	12,660
Emulex Corp.* (Semiconductors)	1,200	8,592
Encore Capital Group, Inc.* (Diversified Financial Services)	320	16,083
Encore Wire Corp. (Electrical Components & Equipment)	240	13,008
Endeavour International Corp.* (Oil & Gas)	960	5,040
Endocyte, Inc.* (Pharmaceuticals)	400	4,276
Endologix, Inc.* (Healthcare-Products)	800	13,952
Energy Recovery, Inc.* (Environmental Control)	800	4,448
Energy XXI (Bermuda), Ltd. (Oil & Gas)	960	25,978
EnerNOC, Inc.* (Electric)	400	6,884
EnerSys (Electrical Components & Equipment)	560	39,250
Ennis, Inc. (Commercial Services)	400	7,080
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	240	13,836
Entegris, Inc.* (Semiconductors)	1,680	19,488
Entercom Communications Corp.*—Class A (Media)	400	4,204
Entravision Communications Corp.—Class A (Media)	800	4,872
Entropic Communications, Inc.* (Semiconductors)	1,280	6,029
Envestnet, Inc.* (Software)	320	12,896
Enzon Pharmaceuticals, Inc. (Biotechnology)	1,280	1,485
EPAM Systems, Inc.* (Software)	320	11,181
EPIQ Systems, Inc. (Software)	480	7,781
EPL Oil & Gas, Inc.* (Oil & Gas)	400	11,400
EPR Properties (REIT)	560	27,530
Equal Energy, Ltd. (Oil & Gas)	720	3,845
Equity One, Inc. (REIT)	720	16,157
Era Group, Inc.* (Transportation)	240	7,406
ESCO Technologies, Inc. (Electronics)	320	10,963
Esterline Technologies Corp.* (Aerospace/ Defense)	320	32,627
Ethan Allen Interiors, Inc. (Home Furnishings)	320	9,734
Euronet Worldwide, Inc.* (Commercial Services)	560	26,796
EverBank Financial Corp. (Savings & Loans)	960	17,606
Evercore Partners, Inc.—Class A (Diversified Financial Services)	400	23,912
EVERTEC, Inc. (Commercial Services)	400	9,864
Exact Sciences Corp.* (Biotechnology)	800	9,352
ExamWorks Group, Inc.* (Commercial Services)	400	11,948
Exar Corp.* (Semiconductors)	560	6,602
Excel Trust, Inc. (REIT)	640	7,290
EXCO Resources, Inc. (Oil & Gas)	1,680	8,921
Exelixis, Inc.* (Biotechnology)	2,320	14,222
ExlService Holdings, Inc.* (Commercial Services)	400	11,048
Express, Inc.* (Retail)	960	17,923
Exterran Holdings, Inc.* (Oil & Gas Services)	640	21,888
Extreme Networks, Inc.* (Telecommunications)	1,440	10,080
EZCORP, Inc.*—Class A (Retail)	640	7,482
F.N.B. Corp. (Banks)	1,680	21,202
Fabrinet* (Miscellaneous Manufacturing)	400	8,224
Fair Isaac Corp. (Software)	400	25,136

See accompanying notes to financial statements.

150 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Fairpoint Communications, Inc.* (Telecommunications)	400	$4,524
Federal Signal Corp.* (Miscellaneous Manufacturing)	800	11,720
FEI Co. (Electronics)	400	35,745
FelCor Lodging Trust, Inc.* (REIT)	1,600	13,056
Female Health Co. (Healthcare-Products)	400	3,400
Ferro Corp.* (Chemicals)	960	12,317
Fiesta Restaurant Group, Inc.* (Retail)	240	12,538
Fifth & Pacific Cos., Inc.* (Retail)	1,360	43,615
Fifth Street Finance Corp. (Investment Companies)	1,440	13,320
Financial Engines, Inc. (Diversified Financial Services)	560	38,910
Finisar Corp.* (Telecommunications)	1,120	26,790
First American Financial Corp. (Insurance)	1,200	33,840
First Bancorp (Banks)	320	5,318
First Bancorp* (Banks)	960	5,942
First Busey Corp. (Banks)	1,120	6,496
First Cash Financial Services, Inc.* (Retail)	320	19,788
First Commonwealth Financial Corp. (Banks)	1,280	11,290
First Financial Bancorp (Banks)	720	12,550
First Financial Bankshares, Inc. (Banks)	400	26,528
First Industrial Realty Trust, Inc. (REIT)	1,280	22,336
First Merchants Corp. (Banks)	400	9,104
First Midwest Bancorp, Inc. (Banks)	880	15,426
First Potomac Realty Trust (REIT)	720	8,374
First Security Group, Inc.* (Banks)	1,360	3,128
FirstMerit Corp. (Banks)	1,840	40,904
Five Below, Inc.* (Retail)	400	17,280
Five Star Quality Care, Inc.* (Healthcare-Services)	720	3,953
Flagstar BanCorp, Inc.* (Savings & Loans)	320	6,278
Flotek Industries, Inc.* (Oil & Gas Services)	640	12,845
Flow International Corp.* (Machinery-Diversified)	880	3,555
Fluidigm Corp.* (Electronics)	320	12,262
Flushing Financial Corp. (Savings & Loans)	400	8,280
Forest Oil Corp.* (Oil & Gas)	1,680	6,065
Forestar Group, Inc.* (Real Estate)	480	10,210
FormFactor, Inc.* (Semiconductors)	800	4,816
Forum Energy Technologies, Inc.* (Oil & Gas Services)	480	13,565
Forward Air Corp. (Transportation)	400	17,564
Francesca’s Holdings Corp.* (Retail)	560	10,310
Franklin Electric Co., Inc. (Hand/Machine Tools)	560	24,998
Franklin Street Properties Corp. (REIT)	1,120	13,384
Fred’s, Inc.—Class A (Retail)	480	8,890
Fresh Del Monte Produce, Inc. (Food)	480	13,584
Frontline, Ltd.* (Transportation)	1,360	5,086
FTI Consulting, Inc.* (Commercial Services)	480	19,747
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	2,800	3,948
Fuller (H.B.) Co. (Chemicals)	560	29,142
Furmanite Corp.* (Metal Fabricate/Hardware)	640	6,797
Fusion-IO, Inc.* (Computers)	960	8,554
FutureFuel Corp. (Energy-Alternate Sources)	320	5,056
FX Energy, Inc.* (Oil & Gas)	1,040	3,806
FXCM, Inc. (Diversified Financial Services)	480	8,563
G & K Services, Inc.—Class A (Textiles)	240	14,935
Galena Biopharma, Inc.* (Biotechnology)	1,600	7,936
GasLog, Ltd. (Transportation)	400	6,836
Gastar Exploration, Ltd.* (Oil & Gas)	1,200	8,304
GenCorp, Inc.* (Aerospace/Defense)	720	12,974
Generac Holdings, Inc. (Electrical Components & Equipment)	560	31,719
General Cable Corp. (Electrical Components & Equipment)	560	16,470
General Communication, Inc.*—Class A (Telecommunications)	560	6,244
General Moly, Inc.* (Mining)	1,440	1,930
Genesco, Inc.* (Retail)	320	23,379
GenMark Diagnostics, Inc.* (Healthcare-Products)	480	6,389
Gentherm, Inc.* (Auto Parts & Equipment)	480	12,869
Gentiva Health Services, Inc.* (Healthcare-Services)	480	5,957
Geron Corp.* (Biotechnology)	2,400	11,376
Getty Realty Corp. (REIT)	320	5,878
GFI Group, Inc. (Diversified Financial Services)	1,120	4,379
Gibraltar Industries, Inc.* (Building Materials)	400	7,436
Glacier Bancorp, Inc. (Banks)	880	26,215
Gladstone Capital Corp. (Investment Companies)	400	3,840
Gladstone Investment Corp. (Private Equity)	480	3,869
Glatfelter (Forest Products & Paper)	560	15,478
Glimcher Realty Trust (REIT)	1,680	15,725
Global Cash Access Holdings, Inc.* (Commercial Services)	960	9,590
Global Eagle Entertainment, Inc.* (Internet)	400	5,948
Global Geophysical Services* (Oil & Gas Services)	560	902
Global Sources, Ltd.* (Internet)	400	3,252
Globe Specialty Metals, Inc. (Mining)	800	14,408
Globus Med, Inc.*—Class A (Healthcare-Products)	640	12,915
Glu Mobile, Inc.* (Software)	1,280	4,979
Gold Resource Corp. (Mining)	560	2,537
Golub Capital BDC, Inc. (Investment Companies)	480	9,173
Goodrich Petroleum Corp.* (Oil & Gas)	400	6,808
Government Properties Income Trust (REIT)	640	15,904
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,440	16,171
Gramercy Property Trust, Inc.* (REIT)	960	5,520
Grand Canyon Education, Inc.* (Commercial Services)	560	24,416
Granite Construction, Inc. (Engineering & Construction)	480	16,790
Graphic Packaging Holding Co.* (Packaging & Containers)	2,480	23,808
Gray Television, Inc.* (Media)	720	10,714
Great Lakes Dredge & Dock Co.* (Commercial Services)	800	7,360
Greatbatch, Inc.* (Healthcare-Products)	320	14,157
Green Dot Corp.*—Class A (Commercial Services)	320	8,048
Green Plains Renewable Energy (Energy-Alternate Sources)	400	7,756
Greenhill & Co., Inc. (Diversified Financial Services)	320	18,541
Greenlight Capital Re, Ltd.*—Class A (Insurance)	400	13,484
Griffon Corp. (Building Materials)	640	8,454
Group 1 Automotive, Inc. (Retail)	240	17,045
GSI Group, Inc.* (Electronics)	480	5,395
GSI Technology, Inc.* (Semiconductors)	480	3,187
GSV Capital Corp.* (Private Equity)	400	4,836

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
GT Advanced Technologies, Inc.* (Semiconductors)	1,680	$14,650
GTx, Inc.* (Biotechnology)	480	792
Guidewire Software, Inc.* (Software)	480	23,554
GulfMark Offshore, Inc.—Class A (Transportation)	320	15,082
H&E Equipment Services, Inc.* (Commercial Services)	400	11,852
Hackett Group, Inc. (Commercial Services)	560	3,478
Haemonetics Corp.* (Healthcare-Products)	560	23,593
Halcon Resources Corp.* (Oil & Gas)	2,480	9,573
Halozyme Therapeutics, Inc.* (Biotechnology)	1,200	17,988
Hampton Roads Bankshares, Inc.* (Banks)	1,440	2,520
Hancock Holding Co. (Banks)	960	35,213
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	400	15,736
Hanmi Financial Corp. (Banks)	400	8,756
Harbinger Group, Inc.* (Holding Companies-Diversified)	560	6,636
Harmonic, Inc.* (Telecommunications)	1,440	10,627
Harris Teeter Supermarkets, Inc. (Food)	560	27,636
Harte-Hanks, Inc. (Advertising)	640	5,005
Harvard Bioscience, Inc.* (Biotechnology)	560	2,632
Haverty Furniture Cos., Inc. (Retail)	240	7,512
Hawaiian Holdings, Inc.* (Airlines)	800	7,704
Headwaters, Inc.* (Building Materials)	960	9,398
Healthcare Realty Trust, Inc. (REIT)	1,040	22,162
Healthcare Services Group, Inc. (Commercial Services)	800	22,696
HealthSouth Corp. (Healthcare-Services)	960	31,987
HealthStream, Inc.* (Internet)	240	7,865
Healthways, Inc.* (Healthcare-Services)	480	7,368
Heartland Express, Inc. (Transportation)	640	12,557
Heartland Payment Systems, Inc. (Commercial Services)	400	19,936
Hecla Mining Co. (Mining)	4,160	12,813
HEICO Corp. (Aerospace/Defense)	800	46,361
Helen of Troy, Ltd.* (Household Products/ Wares)	400	19,804
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,200	27,816
Hercules Offshore, Inc.* (Oil & Gas)	1,920	12,538
Hercules Technology Growth Capital, Inc. (Private Equity)	800	13,120
Heritage Commerce Corp. (Banks)	400	3,296
Heritage Oaks Bancorp* (Banks)	480	3,600
Herman Miller, Inc. (Office Furnishings)	720	21,254
Hersha Hospitality Trust (REIT)	2,480	13,814
HFF, Inc.*—Class A (Real Estate)	400	10,740
Hibbett Sports, Inc.* (Retail)	320	21,507
Higher One Holdings, Inc.* (Diversified Financial Services)	480	4,685
Highwoods Properties, Inc. (REIT)	960	34,723
Hillenbrand, Inc. (Miscellaneous Manufacturing)	640	18,828
Hilltop Holdings, Inc.* (Insurance)	800	18,504
Hittite Microwave Corp.* (Semiconductors)	400	24,692
HMS Holdings Corp.* (Commercial Services)	1,040	23,639
HNI Corp. (Office Furnishings)	560	21,746
Home Bancshares, Inc. (Banks)	560	20,916
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	640	14,701
HomeTrust Bancshares, Inc.* (Savings & Loans)	320	5,117
Horace Mann Educators Corp. (Insurance)	480	15,139
Horizon Pharma, Inc.* (Holding Companies-Diversified)	1,120	8,534
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	400	19,692
Horsehead Holding Corp.* (Mining)	560	9,078
Hovnanian Enterprises, Inc.*—Class A (Home Builders)	1,440	9,533
HSN, Inc. (Retail)	400	24,920
Hub Group, Inc.*—Class A (Transportation)	480	19,142
Hudson Pacific Properties, Inc. (REIT)	560	12,247
Huron Consulting Group, Inc.* (Commercial Services)	320	20,070
Hutchinson Technology, Inc.* (Computers)	560	1,792
IBERIABANK Corp. (Banks)	320	20,112
ICF International, Inc.* (Commercial Services)	240	8,330
ICG Group, Inc.* (Internet)	560	10,433
Iconix Brand Group, Inc.* (Apparel)	640	25,408
IDACORP, Inc. (Electric)	560	29,030
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	1,520	9,090
iGATE Corp.* (Computers)	480	19,277
II-VI, Inc.* (Electronics)	640	11,264
Imation Corp.* (Computers)	720	3,370
Immersion Corp.* (Computers)	400	4,152
ImmunoGen, Inc.* (Biotechnology)	1,040	15,257
Immunomedics, Inc.* (Biotechnology)	1,040	4,784
Impax Laboratories, Inc.* (Pharmaceuticals)	800	20,112
Imperva, Inc.* (Software)	240	11,551
Incontact, Inc.* (Software)	800	6,248
Independent Bank Corp. (Banks)	320	12,541
Infinera Corp.* (Telecommunications)	1,360	13,301
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	640	8,838
Infoblox, Inc.* (Software)	560	18,491
Inland Real Estate Corp. (REIT)	1,040	10,941
InnerWorkings, Inc.* (Software)	640	4,986
Innophos Holdings, Inc. (Chemicals)	240	11,664
Innospec, Inc. (Chemicals)	320	14,790
Inphi Corp.* (Semiconductors)	400	5,160
Insight Enterprises, Inc.* (Computers)	560	12,718
Insmed, Inc.* (Biotechnology)	400	6,804
Insperity, Inc. (Commercial Services)	320	11,562
Insulet Corp.* (Healthcare-Products)	640	23,744
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	240	11,450
Integrated Device Technology, Inc.* (Semiconductors)	1,600	16,304
Integrated Silicon Solution, Inc.* (Semiconductors)	400	4,836
Inteliquent, Inc. (Telecommunications)	640	7,309
InterDigital, Inc. (Telecommunications)	480	14,155
Interface, Inc. (Office Furnishings)	720	15,811
InterMune, Inc.* (Biotechnology)	1,040	15,319
Internap Network Services Corp.* (Internet)	720	5,414
International Bancshares Corp. (Banks)	640	16,890
International Rectifier Corp.* (Semiconductors)	800	20,856
International Speedway Corp.—Class A (Entertainment)	320	11,357
Intersil Corp.—Class A (Semiconductors)	1,600	18,352
Interval Leisure Group, Inc. (Leisure Time)	480	14,832
Intralinks Holdings, Inc.* (Internet)	640	7,750
Intrepid Potash, Inc.* (Chemicals)	640	10,138
Invacare Corp. (Healthcare-Products)	480	11,141
InvenSense, Inc.* (Electronics)	720	14,962
Invesco Mortgage Capital, Inc. (REIT)	1,520	22,314
Investment Technology Group, Inc.* (Diversified Financial Services)	480	9,869
Investors Bancorp, Inc. (Savings & Loans)	560	14,325

See accompanying notes to financial statements.

152 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Investors Real Estate Trust (REIT)	1,280	$10,982
ION Geophysical Corp.* (Oil & Gas Services)	1,680	5,544
Iridium Communications, Inc.* (Telecommunications)	880	5,509
iRobot Corp.* (Home Furnishings)	320	11,126
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	13,003
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,280	50,996
Isle of Capri Casinos, Inc.* (Entertainment)	400	3,600
iStar Financial, Inc.* (REIT)	1,040	14,841
Itron, Inc.* (Electronics)	480	19,886
ITT Educational Services, Inc.* (Commercial Services)	320	10,746
Ixia* (Telecommunications)	720	9,583
IXYS Corp. (Semiconductors)	400	5,188
j2 Global, Inc. (Computers)	560	28,006
Jack in the Box, Inc.* (Retail)	480	24,010
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	320	2,154
Janus Capital Group, Inc. (Diversified Financial Services)	1,760	21,771
JetBlue Airways Corp.* (Airlines)	2,720	23,256
Jive Software, Inc.* (Software)	480	5,400
John Bean Technologies Corp. (Miscellaneous Manufacturing)	400	11,732
Jos. A. Bank Clothiers, Inc.* (Retail)	320	17,514
Journal Communications, Inc.*—Class A (Media)	640	5,958
K12, Inc.* (Commercial Services)	320	6,960
Kaiser Aluminum Corp. (Mining)	240	16,857
Kaman Corp.—Class A (Aerospace/Defense)	320	12,714
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	480	26,813
KB Home (Home Builders)	960	17,549
KCAP Financial, Inc. (Investment Companies)	400	3,228
KCG Holdings, Inc.*—Class A (Diversified Financial Services)	720	8,611
Kelly Services, Inc.—Class A (Commercial Services)	400	9,976
KEMET Corp.* (Electronics)	800	4,512
Kennedy-Wilson Holdings, Inc. (Real Estate)	640	14,240
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,040	13,468
Key Energy Services, Inc.* (Oil & Gas Services)	1,920	15,168
Kforce, Inc. (Commercial Services)	400	8,184
Kimball International, Inc.—Class B (Home Furnishings)	480	7,214
Kindred Healthcare, Inc. (Healthcare-Services)	720	14,213
Kior, Inc.*—Class A (Energy-Alternate Sources)	720	1,210
Kite Realty Group Trust (REIT)	1,200	7,884
Knight Transportation, Inc. (Transportation)	720	13,205
Knightsbridge Tankers, Ltd. (Transportation)	480	4,411
Knoll, Inc. (Office Furnishings)	640	11,718
Kodiak Oil & Gas Corp.* (Oil & Gas)	3,040	34,079
Kopin Corp.* (Semiconductors)	1,120	4,726
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	240	10,980
Korn/Ferry International* (Commercial Services)	640	16,717
Kraton Performance Polymers, Inc.* (Chemicals)	400	9,220
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	720	5,529
Krispy Kreme Doughnuts, Inc.* (Retail)	800	15,432
L&L Energy, Inc.*+ (Coal)	800	1,088
Laclede Group, Inc. (Gas)	400	18,216
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	2,000	6,260
Lakeland Bancorp, Inc. (Banks)	480	5,938
Lancaster Colony Corp. (Food)	240	21,156
Landec Corp.* (Chemicals)	400	4,848
LaSalle Hotel Properties (REIT)	1,120	34,563
Lattice Semiconductor Corp.* (Semiconductors)	1,520	8,375
Layne Christensen Co.* (Engineering & Construction)	320	5,466
La-Z-Boy, Inc. (Home Furnishings)	640	19,841
Leap Wireless International, Inc.* (Telecommunications)	800	13,920
LeapFrog Enterprises, Inc.* (Toys/Games/ Hobbies)	800	6,352
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,120	5,616
Lexington Realty Trust (REIT)	1,920	19,603
Libbey, Inc.* (Housewares)	320	6,720
Life Time Fitness, Inc.* (Leisure Time)	480	22,560
LifeLock, Inc.* (Commercial Services)	800	13,128
Lifevantage Corp.* (Pharmaceuticals)	1,840	3,036
Limelight Networks, Inc.* (Internet)	1,200	2,376
Lincoln Educational Services Corp. (Commercial Services)	560	2,789
Lionbridge Technologies, Inc.* (Internet)	1,120	6,675
Liquidity Services, Inc.* (Internet)	320	7,251
Lithia Motors, Inc.—Class A (Retail)	240	16,661
Littelfuse, Inc. (Electrical Components & Equipment)	240	22,303
Live Nation, Inc.* (Commercial Services)	1,600	31,616
LivePerson, Inc.* (Computers)	720	10,670
LogMeIn, Inc.* (Telecommunications)	320	10,736
Louisiana-Pacific Corp.* (Building Materials)	1,600	29,617
LSB Industries, Inc.* (Miscellaneous Manufacturing)	240	9,845
LSI Industries, Inc. (Building Materials)	400	3,468
LTC Properties, Inc. (REIT)	400	14,156
LTX-Credence Corp.* (Semiconductors)	720	5,753
Luby’s, Inc.* (Retail)	400	3,088
Lumber Liquidators Holdings, Inc.* (Retail)	320	32,924
Luminex Corp.* (Healthcare-Products)	480	9,312
M.D.C. Holdings, Inc.* (Home Builders)	480	15,475
M/I Schottenstein Homes, Inc.* (Home Builders)	320	8,144
Macatawa Bank Corp.* (Banks)	560	2,800
Magellan Health Services, Inc.* (Healthcare-Services)	320	19,171
magicJack VocalTec, Ltd.* (Internet)	320	3,814
Magnum Hunter Resources Corp.* (Oil & Gas)	2,240	16,374
Maiden Holdings, Ltd. (Insurance)	640	6,995
Main Street Capital Corp. (Investment Companies)	400	13,076
Mainsource Financial Group, Inc. (Banks)	320	5,770
Manhattan Associates, Inc.* (Computers)	240	28,194
MannKind Corp.* (Pharmaceuticals)	1,840	9,586
ManTech International Corp.—Class A (Software)	320	9,578
Marchex, Inc.*—Class B (Advertising)	480	4,152
Marcus Corp. (Lodging)	320	4,301
MarineMax, Inc.* (Retail)	400	6,432
MarketAxess Holdings, Inc. (Diversified Financial Services)	400	26,748
Marriott Vacations Worldwide Corp.* (Entertainment)	320	16,883
Marten Transport, Ltd. (Transportation)	320	6,461
Martha Stewart Living Omnimedia, Inc.*—Class A (Media)	960	4,032
Masimo Corp.* (Healthcare-Products)	560	16,369

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued

	Shares	Value
MasTec, Inc.* (Engineering & Construction)	720	$23,558
Matador Resources Co.* (Oil & Gas)	640	11,930
Materion Corp. (Mining)	240	7,404
Matrix Service Co.* (Oil & Gas Services)	400	9,788
Matson, Inc. (Transportation)	560	14,622
Matthews International Corp.—Class A (Commercial Services)	320	13,635
MAXIMUS, Inc. (Commercial Services)	800	35,192
Maxlinear, Inc.*—Class A (Semiconductors)	480	5,006
Maxwell Technologies, Inc.* (Computers)	560	4,351
MB Financial, Inc. (Banks)	640	20,538
MCG Capital Corp. (Investment Companies)	1,040	4,576
McGrath Rentcorp (Commercial Services)	320	12,736
MDC Partners, Inc.—Class A (Advertising)	480	12,245
Meadowbrook Insurance Group, Inc. (Insurance)	720	5,011
Medallion Financial Corp. (Investment Companies)	320	4,592
MedAssets, Inc.* (Software)	720	14,278
Media General, Inc.*—Class A (Media)	320	7,232
Medical Properties Trust, Inc. (REIT)	1,760	21,507
Medidata Solutions, Inc.* (Software)	640	38,765
Medley Capital Corp. (Diversified Financial Services)	400	5,540
Mentor Graphics Corp. (Computers)	1,120	26,958
Mercury Computer Systems, Inc.* (Computers)	480	5,256
Meredith Corp. (Media)	400	20,720
Merge Healthcare, Inc.* (Healthcare-Products)	1,120	2,598
Meridian Bioscience, Inc. (Healthcare-Products)	480	12,734
Merit Medical Systems, Inc.* (Healthcare-Products)	560	8,814
Meritage Homes Corp.* (Home Builders)	400	19,196
Meritor, Inc.* (Auto Parts & Equipment)	1,280	13,350
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,200	6,408
Methode Electronics, Inc. (Electronics)	480	16,411
MGE Energy, Inc. (Electric)	240	13,896
MGIC Investment Corp.* (Insurance)	3,760	31,734
Micrel, Inc. (Semiconductors)	640	6,317
Microsemi Corp.* (Semiconductors)	1,040	25,949
Midstates Pete Co., Inc.* (Oil & Gas)	640	4,237
Midway Gold Corp.* (Mining)	2,800	2,268
Millennial Media, Inc.* (Advertising)	560	4,071
Miller Energy Resources, Inc.* (Oil & Gas)	720	5,069
MiMedx Group, Inc.* (Healthcare-Products)	1,120	9,789
Mine Safety Appliances Co. (Environmental Control)	320	16,387
Minerals Technologies, Inc. (Chemicals)	400	24,028
Mitek System, Inc.* (Computers)	480	2,851
MKS Instruments, Inc. (Semiconductors)	640	19,162
Mobile Mini, Inc.* (Storage/Warehousing)	480	19,766
Modine Manufacturing Co.* (Auto Parts & Equipment)	640	8,205
ModusLink Global Solutions, Inc.* (Internet)	880	5,042
Molina Healthcare, Inc.* (Healthcare-Services)	320	11,120
Molycorp, Inc.* (Mining)	1,600	8,992
Momenta Pharmaceuticals, Inc.* (Biotechnology)	640	11,315
MoneyGram International, Inc.* (Commercial Services)	320	6,650
Monmouth Real Estate Investment Corp.—Class A (REIT)	640	5,818
Monolithic Power Systems, Inc.* (Semiconductors)	480	16,637
Monotype Imaging Holdings, Inc. (Software)	480	15,293
Monro Muffler Brake, Inc. (Commercial Services)	400	22,544
Monster Worldwide, Inc.* (Commercial Services)	1,600	11,408
Montpelier Re Holdings, Ltd. (Insurance)	560	16,296
Moog, Inc.*—Class A (Aerospace/Defense)	480	32,611
Morgans Hotel Group Co.* (Lodging)	480	3,902
MoSys, Inc.* (Semiconductors)	880	4,858
Move, Inc.* (Internet)	561	8,966
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	320	20,164
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,920	17,990
Multimedia Games Holding Co., Inc.* (Entertainment)	400	12,544
MVC Capital, Inc. (Investment Companies)	400	5,400
Myers Industries, Inc. (Miscellaneous Manufacturing)	400	8,448
MYR Group, Inc.* (Engineering & Construction)	320	8,026
Nanometrics, Inc.* (Semiconductors)	320	6,096
Nanosphere, Inc.* (Biotechnology)	880	2,015
National Bank Holdings Corp. (Holding Companies-Diversified)	640	13,696
National CineMedia, Inc. (Entertainment)	720	14,371
National Health Investors, Inc. (REIT)	320	17,952
National Penn Bancshares, Inc. (Banks)	1,440	16,315
Natus Medical, Inc.* (Healthcare-Products)	400	9,000
Nautilus, Inc.* (Leisure Time)	480	4,046
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	1,840	3,809
Navigant Consulting Co.* (Commercial Services)	640	12,288
NBT Bancorp, Inc. (Banks)	560	14,504
NCI Building Systems, Inc.* (Building Materials)	320	5,613
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,360	15,436
Nelnet, Inc.—Class A (Diversified Financial Services)	320	13,485
Neogen Corp.* (Pharmaceuticals)	480	21,936
NeoGenomics, Inc.* (Biotechnology)	720	2,606
Neonode, Inc.* (Telecommunications)	480	3,034
NeoPhotonics Corp.* (Telecommunications)	400	2,824
NETGEAR, Inc.* (Telecommunications)	480	15,811
NetScout Systems, Inc.* (Computers)	480	14,203
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	800	7,472
New Jersey Resources Corp. (Gas)	480	22,195
New Mountain Finance Corp. (Investment Companies)	480	7,219
New Residential Investment Corp. (REIT)	2,960	19,773
New York & Co., Inc.* (Retail)	560	2,447
New York Mortgage Trust, Inc. (REIT)	880	6,151
NewBridge Bancorp* (Banks)	480	3,600
Newpark Resources, Inc.* (Oil & Gas Services)	1,040	12,782
Newport Corp.* (Electronics)	560	10,119
NewStar Financial, Inc.* (Diversified Financial Services)	400	7,108
Nexstar Broadcasting Group, Inc.—Class A (Media)	320	17,834
NGP Capital Resources Co. (Investment Companies)	480	3,586
NIC, Inc. (Internet)	800	19,896
NII Holdings, Inc.*—Class B (Telecommunications)	2,080	5,720
Noranda Aluminum Holding Corp. (Mining)	800	2,632
Nordic American Tankers, Ltd. (Transportation)	880	8,536
Northern Oil & Gas, Inc.* (Oil & Gas)	800	12,056

See accompanying notes to financial statements.

154 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Northfield BanCorp, Inc. (Savings & Loans)	720	$9,504
NorthStar Realty Finance Corp. (REIT)	2,320	31,204
Northwest Bancshares, Inc. (Savings & Loans)	1,120	16,554
Northwest Natural Gas Co. (Gas)	320	13,702
NorthWestern Corp. (Electric)	480	20,794
Novavax, Inc.* (Biotechnology)	2,160	11,059
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,200	36,432
Nutrisystem, Inc. (Food)	400	6,576
NuVasive, Inc.* (Healthcare-Products)	560	18,105
Nuverra Environmental Solutions, Inc.* (Environmental Control)	160	2,686
NxStage Medical, Inc.* (Healthcare-Products)	720	7,200
Odyssey Marine Exploration, Inc.* (Commercial Services)	1,360	2,747
Office Depot, Inc.* (Retail)	6,000	31,739
OFG Bancorp (Banks)	560	9,710
Old National Bancorp (Banks)	1,200	18,444
Olin Corp. (Chemicals)	960	27,696
OM Group, Inc.* (Chemicals)	400	14,564
Omega Protein Corp.* (Pharmaceuticals)	400	4,916
Omeros Corp.* (Biotechnology)	640	7,226
Omnicell, Inc.* (Software)	480	12,254
OmniVision Technologies, Inc.* (Semiconductors)	640	11,008
Omnova Solutions, Inc.* (Chemicals)	720	6,559
On Assignment, Inc.* (Commercial Services)	560	19,555
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	320	5,062
OpenTable, Inc.* (Internet)	240	19,049
Opko Health, Inc.* (Pharmaceuticals)	1,760	14,854
Oplink Communications, Inc.* (Telecommunications)	320	5,952
OraSure Technologies, Inc.* (Healthcare-Products)	960	6,038
Orbcomm, Inc.* (Telecommunications)	720	4,565
Orbital Sciences Corp.* (Aerospace/Defense)	720	16,776
Orbitz Worldwide, Inc.* (Internet)	400	2,872
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,280	7,206
Orient-Express Hotels, Ltd.*—Class A (Lodging)	1,120	16,924
Orion Marine Group, Inc.* (Engineering & Construction)	400	4,812
Oritani Financial Corp. (Savings & Loans)	560	8,988
Orthofix International N.V.* (Healthcare-Products)	240	5,477
OSI Systems, Inc.* (Electronics)	240	12,746
Otter Tail Corp. (Electric)	480	14,050
Outerwall, Inc.* (Diversified Financial Services)	320	21,526
Owens & Minor, Inc. (Distribution/Wholesale)	720	26,323
Pacer International, Inc.* (Transportation)	640	5,286
Pacific Boisciences of California, Inc.* (Biotechnology)	1,040	5,439
Pacific Sunwear of California, Inc.* (Retail)	960	3,206
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	320	18,397
PacWest Bancorp (Banks)	480	20,266
Paramount Gold & Silver Corp.* (Mining)	2,880	2,684
PAREXEL International Corp.* (Commercial Services)	640	28,915
Park Electrochemical Corp. (Electronics)	320	9,190
Park Sterling Corp. (Banks)	720	5,141
Parker Drilling Co.* (Oil & Gas)	1,600	13,008
Parkervision, Inc.* (Telecommunications)	1,280	5,824
Parkway Properties, Inc. (REIT)	804	15,509
PDC Energy, Inc.* (Oil & Gas)	320	17,030
PDF Solutions, Inc.* (Software)	320	8,198
PDL BioPharma, Inc. (Biotechnology)	1,680	14,179
Pebblebrook Hotel Trust (REIT)	720	22,147
Pendrell Corp.* (Commercial Services)	2,320	4,663
Penn Virginia Corp.* (Oil & Gas)	880	8,298
PennantPark Investment Corp. (Investment Companies)	880	10,208
Pennsylvania REIT (REIT)	800	15,184
PennyMac Mortgage Investment Trust (REIT)	720	16,531
Penske Automotive Group, Inc. (Retail)	480	22,637
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,720	3,781
Peregrine Semiconductor Corp.* (Semiconductors)	400	2,964
Perficient, Inc.* (Internet)	480	11,242
Performant FINL Corp.* (Commercial Services)	320	3,296
Pericom Semiconductor Corp.* (Semiconductors)	480	4,253
PetMed Express, Inc. (Retail)	320	5,322
PetroQuest Energy, Inc.* (Oil & Gas)	960	4,147
PGT, Inc.* (Building Materials)	560	5,667
PharMerica Corp.* (Pharmaceuticals)	400	8,600
PHH Corp.* (Commercial Services)	720	17,532
Photronics, Inc.* (Semiconductors)	880	7,946
PICO Holdings, Inc.* (Water)	320	7,395
Piedmont Natural Gas Co., Inc. (Gas)	880	29,181
Pier 1 Imports, Inc. (Retail)	1,120	25,850
Pike Electric Corp.* (Electric)	400	4,228
Pilgrim’s Pride Corp.* (Food)	800	13,000
Pinnacle Entertainment, Inc.* (Entertainment)	720	18,713
Pinnacle Financial Partners, Inc. (Banks)	400	13,012
Pioneer Energy Services Corp.* (Oil & Gas Services)	880	7,049
Planet Payment, Inc.* (Software)	960	2,669
Plantronics, Inc. (Telecommunications)	480	22,296
Platinum Underwriters Holdings, Ltd. (Insurance)	400	24,512
Plexus Corp.* (Electronics)	400	17,316
PLX Technology, Inc.* (Semiconductors)	800	5,264
PMC-Sierra, Inc.* (Semiconductors)	2,400	15,432
PMFG, Inc.* (Miscellaneous Manufacturing)	480	4,344
PNM Resources, Inc. (Electric)	960	23,155
PolyOne Corp. (Chemicals)	1,120	39,593
Polypore International, Inc.* (Miscellaneous Manufacturing)	560	21,784
Pool Corp. (Distribution/Wholesale)	560	32,558
Portland General Electric Co. (Electric)	880	26,576
Post Holdings, Inc.* (Food)	400	19,708
Potlatch Corp. (REIT)	480	20,035
Power Integrations, Inc. (Semiconductors)	320	17,862
PowerSecure International, Inc.* (Electrical Components & Equipment)	320	5,494
Pozen, Inc. (Pharmaceuticals)	560	4,502
Premiere Global Services, Inc.* (Telecommunications)	640	7,418
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	640	22,912
PRGX Global, Inc.* (Commercial Services)	560	3,763
PriceSmart, Inc. (Retail)	240	27,730
Primerica, Inc. (Insurance)	640	27,462
Primoris Services Corp. (Pipelines)	480	14,942
PrivateBancorp, Inc. (Banks)	800	23,144
Procera Networks, Inc.* (Telecommunications)	320	4,806
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	880	4,690
Progress Software Corp.* (Software)	640	16,531
Proofpoint, Inc.* (Software)	320	10,614

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued

	Shares	Value
PROS Holdings, Inc.* (Software)	320	$12,768
Prospect Capital Corp. (Investment Companies)	2,800	31,416
Prosperity Bancshares, Inc. (Banks)	720	45,642
Provident Financial Services, Inc. (Savings & Loans)	720	13,910
PTC, Inc.* (Software)	1,360	48,130
Puma Biotechnology, Inc.* (Biotechnology)	240	24,847
QLIK Technologies, Inc.* (Software)	960	25,565
QLogic Corp.* (Semiconductors)	1,120	13,250
Quad Graphics, Inc. (Commercial Services)	320	8,714
Quality Distribution, Inc.* (Transportation)	400	5,132
Quality Systems, Inc. (Software)	480	10,109
Quanex Building Products Corp. (Building Materials)	480	9,562
Quantum Corp.* (Computers)	3,360	4,032
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	560	30,492
Quicksilver Resources, Inc.* (Oil & Gas)	2,240	6,877
Quidel Corp.* (Healthcare-Products)	400	12,356
Quiksilver, Inc.* (Apparel)	1,680	14,734
QuinStreet, Inc.* (Internet)	480	4,171
Radian Group, Inc. (Insurance)	2,000	28,240
RadioShack Corp.* (Retail)	1,520	3,952
RadiSys Corp.* (Computers)	560	1,282
RAIT Financial Trust (REIT)	960	8,611
Rambus, Inc.* (Semiconductors)	1,360	12,879
Ramco-Gershenson Properties Trust (REIT)	720	11,333
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	720	9,374
Raven Industries, Inc. (Miscellaneous Manufacturing)	480	19,747
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	240	16,980
RealD, Inc.* (Computers)	560	4,782
RealNetworks, Inc.* (Internet)	400	3,020
RealPage, Inc.* (Software)	560	13,093
Redwood Trust, Inc. (REIT)	960	18,595
Regis Corp. (Retail)	640	9,286
Renasant Corp. (Banks)	320	10,067
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	320	3,667
Rent-A-Center, Inc. (Commercial Services)	640	21,338
Rentech, Inc.* (Chemicals)	3,120	5,460
Repligen Corp.* (Biotechnology)	560	7,638
Repros Therapeutics, Inc.* (Pharmaceuticals)	320	5,856
Republic Airways Holdings, Inc.* (Airlines)	640	6,842
Resolute Energy Corp.* (Oil & Gas)	960	8,669
Resolute Forest Products, Inc.* (Forest Products & Paper)	880	14,098
Resource Capital Corp. (REIT)	1,600	9,488
Resources Connection, Inc. (Commercial Services)	560	8,025
Responsys, Inc.* (Internet)	480	13,157
Retail Opportunity Investments Corp. (REIT)	800	11,776
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	720	2,466
Rex Energy Corp.* (Oil & Gas)	560	11,038
Rexnord Corp.* (Metal Fabricate/Hardware)	400	10,804
RF Micro Devices, Inc.* (Telecommunications)	3,360	17,338
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,360	3,876
Rite Aid Corp.* (Retail)	8,400	42,504
RLI Corp. (Insurance)	240	23,371
RLJ Lodging Trust (REIT)	1,440	35,021
Rockville Financial, Inc. (Savings & Loans)	400	5,684
Rockwell Medical, Inc.* (Healthcare-Products)	800	8,352
Rofin-Sinar Technologies, Inc.* (Electronics)	400	10,808
Rosetta Resources, Inc.* (Oil & Gas)	720	34,588
Roundy’s, Inc. (Retail)	480	4,733
Rouse Properties, Inc. (REIT)	320	7,101
RPX Corp.* (Commercial Services)	400	6,760
RTI Biologics, Inc.* (Biotechnology)	960	3,398
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	400	13,684
Ruby Tuesday, Inc.* (Retail)	800	5,544
Ruckus Wireless, Inc.* (Telecommunications)	560	7,952
Rudolph Technologies, Inc.* (Semiconductors)	480	5,635
Rush Enterprises, Inc.*—Class A (Retail)	400	11,860
Ruth’s Hospitality Group, Inc. (Retail)	480	6,821
Ryman Hospitality Properties, Inc. (REIT)	480	20,054
S&T Bancorp, Inc. (Banks)	400	10,124
Sabra Health Care REIT, Inc. (REIT)	480	12,547
Safeguard Scientifics, Inc.* (Internet)	320	6,429
Saia, Inc.* (Transportation)	320	10,256
Sanchez Energy Corp.* (Oil & Gas)	400	9,804
Sanderson Farms, Inc. (Food)	240	17,359
Sandy Spring Bancorp, Inc. (Banks)	320	9,021
Sangamo Biosciences, Inc.* (Biotechnology)	800	11,112
Sanmina Corp.* (Electronics)	960	16,032
Santarus, Inc.* (Pharmaceuticals)	640	20,454
Sapient Corp.* (Internet)	1,280	22,221
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	400	8,148
ScanSource, Inc.* (Distribution/Wholesale)	320	13,578
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	320	10,454
Scholastic Corp. (Media)	320	10,883
Schulman (A.), Inc. (Chemicals)	400	14,104
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	400	20,588
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	880	4,435
Scientific Games Corp.*—Class A (Entertainment)	640	10,835
Sciquest, Inc.* (Software)	320	9,114
Scorpio Tankers, Inc. (Transportation)	1,920	22,636
SeaChange International, Inc.* (Software)	480	5,837
Seacoast Banking Corp. of Florida* (Banks)	240	2,928
SEACOR Holdings, Inc.* (Oil & Gas Services)	240	21,888
Select Comfort Corp.* (Home Furnishings)	640	13,498
Select Medical Holdings Corp. (Healthcare-Services)	720	8,359
Selective Insurance Group, Inc. (Insurance)	640	17,318
SemGroup Corp.—Class A (Pipelines)	480	31,311
Semtech Corp.* (Semiconductors)	800	20,224
Sensient Technologies Corp. (Chemicals)	560	27,171
Sequenom, Inc.* (Biotechnology)	1,600	3,744
ServiceSource International, Inc.* (Commercial Services)	800	6,704
Shenandoah Telecommunications Co. (Telecommunications)	320	8,214
Ship Finance International, Ltd. (Transportation)	640	10,483
ShoreTel, Inc.* (Telecommunications)	1,040	9,651
Shutterfly, Inc.* (Internet)	400	20,372
SIGA Technologies, Inc.* (Pharmaceuticals)	880	2,878
Sigma Designs, Inc.* (Semiconductors)	640	3,021
Silicon Graphics International Corp.* (Computers)	480	6,437
Silicon Image, Inc.* (Semiconductors)	1,120	6,888
Simpson Manufacturing Co., Inc. (Building Materials)	480	17,630
Sinclair Broadcast Group, Inc.—Class A (Media)	800	28,585

See accompanying notes to financial statements.

156 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Skechers U.S.A., Inc.*—Class A (Apparel)	480	$15,902
Skilled Healthcare Group, Inc.*—Class A (Healthcare-Services)	400	1,924
SkyWest, Inc. (Airlines)	640	9,491
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	800	10,792
Snyders-Lance, Inc. (Food)	560	16,083
Solar Capital, Ltd. (Investment Companies)	560	12,627
Solazyme, Inc.* (Energy-Alternate Sources)	640	6,970
Solta Medical, Inc.* (Healthcare-Products)	1,440	4,248
Sonic Automotive, Inc.—Class A (Retail)	480	11,750
Sonic Corp.* (Retail)	720	14,537
Sonus Networks, Inc.* (Telecommunications)	2,800	8,820
Sotheby’s—Class A (Commercial Services)	800	42,559
South Jersey Industries, Inc. (Gas)	400	22,384
Southwest Bancorp, Inc.* (Banks)	320	5,094
Southwest Gas Corp. (Gas)	560	31,310
Sovran Self Storage, Inc. (REIT)	400	26,068
Spansion, Inc.*—Class A (Computers)	640	8,890
Spartan Motors, Inc. (Auto Parts & Equipment)	640	4,288
Spartan Stores, Inc. (Food)	320	7,770
Spectranetics Corp.* (Healthcare-Products)	480	12,000
Spectrum Brands Holdings, Inc. (Household Products/Wares)	240	16,932
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	880	7,788
Speed Commerce, Inc.* (Distribution/ Wholesale)	960	4,483
Spirit Airlines, Inc.* (Airlines)	720	32,695
SS&C Technologies Holdings, Inc.* (Software)	640	28,326
Staar Surgical Co.* (Healthcare-Products)	560	9,066
STAG Industrial, Inc. (REIT)	560	11,418
Stage Stores, Inc. (Retail)	400	8,888
Standard Motor Products, Inc. (Auto Parts & Equipment)	240	8,832
Standard Pacific Corp.* (Home Builders)	1,760	15,928
Star Scientific, Inc.* (Pharmaceuticals)	2,960	3,434
State Bank Finacial Corp. (Banks)	480	8,731
Steelcase, Inc.—Class A (Office Furnishings)	1,040	16,494
Stein Mart, Inc. (Retail)	400	5,380
StellarOne Corp. (Banks)	320	7,702
Stepan Co. (Chemicals)	240	15,751
STERIS Corp. (Healthcare-Products)	640	30,752
Sterling Bancorp (Savings & Loans)	640	8,557
Sterling Financial Corp. (Banks)	400	13,632
Steven Madden, Ltd.* (Apparel)	720	26,345
Stewart Information Services Corp. (Insurance)	320	10,326
Stifel Financial Corp.* (Diversified Financial Services)	720	34,502
Stillwater Mining Co.* (Mining)	1,440	17,770
Stone Energy Corp.* (Oil & Gas)	640	22,137
Stoneridge, Inc.* (Electronics)	400	5,100
Strategic Hotels & Resorts, Inc.* (REIT)	2,160	20,412
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	240	17,542
Summit Hotel Properties, Inc. (REIT)	880	7,920
Sun Bancorp, Inc.* (Banks)	880	3,098
Sun Communities, Inc. (REIT)	400	17,056
Sun Hydraulics Corp. (Metal Fabricate/ Hardware)	240	9,799
SunCoke Energy, Inc.* (Coal)	880	20,073
SunEdison, Inc.* (Semiconductors)	2,720	35,497
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	640	3,034
SunPower Corp.* (Electrical Components & Equipment)	480	14,309
Sunstone Hotel Investors, Inc. (REIT)	1,920	25,728
Super Micro Computer, Inc.* (Computers)	480	8,237
Superior Industries International, Inc. (Auto Parts & Equipment)	320	6,602
SUPERVALU, Inc.* (Food)	2,400	17,496
Support.com, Inc.* (Internet)	880	3,335
Susquehanna Bancshares, Inc. (Banks)	2,160	27,734
Swift Energy Co.* (Oil & Gas)	560	7,560
Swift Transportation Co.* (Transportation)	960	21,322
Swisher Hygiene, Inc.* (Commercial Services)	2,960	1,522
SWS Group, Inc.* (Diversified Financial Services)	560	3,405
Sykes Enterprises, Inc.* (Computers)	480	10,469
Symetra Financial Corp. (Insurance)	960	18,202
Symmetry Medical, Inc.* (Healthcare-Products)	560	5,645
Synaptics, Inc.* (Computers)	400	20,724
Synchronoss Technologies, Inc.* (Software)	400	12,428
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	1,200	6,756
Synergy Resources Corp.* (Oil & Gas)	640	5,926
SYNNEX Corp.* (Software)	320	21,568
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	720	3,773
Take-Two Interactive Software, Inc.* (Software)	960	16,675
TAL International Group, Inc. (Trucking & Leasing)	400	22,940
Tangoe, Inc.* (Software)	400	7,204
Targa Resources Corp. (Oil & Gas Services)	400	35,267
Targacept, Inc.* (Pharmaceuticals)	640	2,656
TASER International, Inc.* (Electronics)	720	11,434
TCP Capital Corp. (Investment Companies)	400	6,712
Team Health Holdings, Inc.* (Commercial Services)	800	36,440
Team, Inc.* (Commercial Services)	240	10,162
TearLab Corp.* (Healthcare-Products)	400	3,736
Tecumseh Products Co.*—Class A (Machinery-Diversified)	320	2,896
Teekay Tankers, Ltd.—Class A (Transportation)	1,200	4,716
TeleCommunication Systems, Inc.*—Class A (Internet)	1,120	2,598
Teledyne Technologies, Inc.* (Aerospace/ Defense)	400	36,744
TeleTech Holdings, Inc.* (Commercial Services)	240	5,746
Tenneco, Inc.* (Auto Parts & Equipment)	720	40,730
Terreno Realty Corp. (REIT)	320	5,664
Tesco Corp.* (Oil & Gas Services)	480	9,494
Tessera Technologies, Inc. (Semiconductors)	640	12,614
TETRA Tech, Inc.* (Environmental Control)	800	22,384
TETRA Technologies, Inc.* (Oil & Gas Services)	960	11,866
Texas Capital Bancshares, Inc.* (Banks)	480	29,856
Texas Industries, Inc.* (Building Materials)	240	16,507
Texas Roadhouse, Inc.—Class A (Retail)	720	20,016
Textainer Group Holdings, Ltd. (Trucking & Leasing)	240	9,653
The Andersons, Inc. (Agriculture)	240	21,401
The Brink’s Co. (Commercial Services)	560	19,118
The Buckle, Inc. (Retail)	320	16,819
The Cato Corp.—Class A (Retail)	320	10,176
The Cheesecake Factory, Inc. (Retail)	640	30,893
The Children’s Place Retail Stores, Inc.* (Retail)	240	13,673
The Corporate Executive Board Co. (Commercial Services)	400	30,972
The Ensign Group, Inc. (Healthcare-Services)	240	10,625
The Finish Line, Inc.—Class A (Retail)	640	18,029

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 157

Common Stocks, continued

	Shares	Value
The First Marblehead Corp.* (Diversified Financial Services)	160	$1,182
The Geo Group, Inc. (REIT)	800	25,776
The Greenbrier Cos., Inc.* (Trucking & Leasing)	320	10,509
The Hain Celestial Group, Inc.* (Food)	400	36,312
The Jones Group, Inc. (Apparel)	960	14,361
The KEYW Holding Corp.* (Computers)	480	6,451
The McClatchy Co.*—Class A (Media)	1,280	4,352
The Medicines Co.* (Biotechnology)	640	24,717
The Men’s Wearhouse, Inc. (Retail)	560	28,605
The Middleby Corp.* (Machinery-Diversified)	240	57,593
The New York Times Co.—Class A (Media)	1,520	24,122
The Pantry, Inc.* (Retail)	400	6,712
The Pep Boys—Manny, Moe & Jack* (Retail)	720	8,741
The Ryland Group, Inc. (Home Builders)	560	24,310
The Ultimate Software Group, Inc.* (Software)	320	49,030
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,280	6,669
Thermon Group Holdings, Inc.* (Oil & Gas Services)	400	10,932
THL Credit, Inc. (Investment Companies)	400	6,596
Thoratec Corp.* (Healthcare-Products)	640	23,424
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	800	3,736
TICC Capital Corp. (Investment Companies)	720	7,445
Titan International, Inc. (Auto Parts & Equipment)	640	11,507
TiVo, Inc.* (Home Furnishings)	1,520	19,942
Tootsie Roll Industries, Inc. (Food)	240	7,810
Tornier N.V.* (Healthcare-Products)	400	7,516
Tower Group International, Ltd. (Insurance)	720	2,434
Towerstream Corp.* (Internet)	1,280	3,789
Town Sports International Holdings, Inc. (Leisure Time)	400	5,904
TowneBank (Banks)	400	6,156
Tredegar Corp. (Miscellaneous Manufacturing)	320	9,219
TreeHouse Foods, Inc.* (Food)	400	27,568
Triangle Capital Corp. (Investment Companies)	320	8,848
Triangle Petroleum Corp.* (Oil & Gas)	720	5,990
TriMas Corp.* (Miscellaneous Manufacturing)	480	19,147
Triple-S Management Corp.* (Healthcare-Services)	320	6,221
TriQuint Semiconductor, Inc.* (Semiconductors)	2,000	16,680
TrueBlue, Inc.* (Commercial Services)	480	12,374
Trulia, Inc.* (Internet)	320	11,286
TrustCo Bank Corp. (Banks)	1,280	9,190
Trustmark Corp. (Banks)	800	21,472
TTM Technologies, Inc.* (Electronics)	720	6,178
Tuesday Morning Corp.* (Retail)	640	10,214
Tumi Holdings, Inc.* (Household Products/ Wares)	560	12,628
Tutor Perini Corp.* (Engineering & Construction)	480	12,624
Tyler Technologies, Inc.* (Software)	400	40,852
U.S. Silica Holdings, Inc. (Mining)	320	10,915
UIL Holdings Corp. (Electric)	560	21,700
Ultra Clean Holdings, Inc.* (Semiconductors)	480	4,814
Ultrapetrol Bahamas, Ltd.* (Transportation)	720	2,693
Ultratech Stepper, Inc.* (Semiconductors)	320	9,280
UMB Financial Corp. (Banks)	400	25,712
Umpqua Holdings Corp. (Banks)	1,280	24,499
Unilife Corp.* (Healthcare-Products)	1,440	6,336
Union First Market Bankshares (Banks)	320	7,939
Unisys Corp.* (Computers)	560	18,799
United Bankshares, Inc. (Banks)	560	17,612
United Community Banks, Inc.* (Banks)	560	9,940
United Community Financial Corp.* (Savings & Loans)	720	2,570
United Financial Bancorp, Inc. (Savings & Loans)	320	6,045
United Fire Group, Inc. (Insurance)	320	9,171
United Natural Foods, Inc.* (Food)	560	42,217
United Stationers, Inc. (Distribution/Wholesale)	480	22,027
Universal American Corp. (Healthcare-Services)	560	4,088
Universal Corp. (Agriculture)	240	13,104
Universal Display Corp.* (Electrical Components & Equipment)	480	16,493
Universal Forest Products, Inc. (Building Materials)	240	12,514
Universal Insurance Holdings, Inc. (Insurance)	560	8,109
Universal Technical Institute, Inc. (Commercial Services)	400	5,564
UNS Energy Corp. (Electric)	480	28,729
Unwired Planet, Inc.* (Internet)	1,760	2,429
Uranium Energy Corp.* (Mining)	1,760	3,520
Ur-Energy, Inc.* (Mining)	2,480	3,422
Urstadt Biddle Properties—Class A (REIT)	320	5,904
USA Mobility, Inc. (Telecommunications)	320	4,570
USG Corp.* (Building Materials)	880	24,974
UTI Worldwide, Inc. (Transportation)	1,040	18,262
VAALCO Energy, Inc.* (Oil & Gas)	880	6,063
Vail Resorts, Inc. (Entertainment)	400	30,092
Valassis Communications, Inc.—Class A (Commercial Services)	480	16,440
ValueClick, Inc.* (Internet)	880	20,566
ValueVision Media, Inc.*—Class A (Advertising)	720	5,033
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	480	5,957
Vantage Drilling Co.* (Oil & Gas)	2,880	5,299
VASCO Data Security International, Inc.* (Internet)	480	3,710
Vector Group, Ltd. (Agriculture)	720	11,786
Veeco Instruments, Inc.* (Semiconductors)	480	15,797
Vera Bradley, Inc.* (Retail)	320	7,693
Verint Systems, Inc.* (Software)	640	27,482
Viad Corp. (Commercial Services)	240	6,667
ViaSat, Inc.* (Telecommunications)	480	30,072
Vical, Inc.* (Biotechnology)	1,280	1,510
ViewPoint Financial Group, Inc. (Banks)	480	13,176
Virginia Commerce BanCorp, Inc.* (Banks)	400	6,796
VirnetX Holding Corp.* (Internet)	560	10,870
ViroPharma, Inc.* (Pharmaceuticals)	720	35,893
Virtusa Corp.* (Computers)	320	12,189
VistaPrint N.V.* (Commercial Services)	400	22,740
Vitacost.com, Inc.* (Internet)	400	2,316
Vitamin Shoppe, Inc.* (Retail)	400	20,804
VIVUS, Inc.* (Pharmaceuticals)	1,200	10,896
Vocera Communications, Inc.* (Computers)	320	4,995
Vocus, Inc.* (Internet)	320	3,645
Volcano Corp.* (Healthcare-Products)	640	13,984
Vonage Holdings Corp.* (Telecommunications)	2,160	7,193
VOXX International Corp.* (Home Furnishings)	320	5,344
Vringo, Inc.* (Telecommunications)	1,200	3,552
W&T Offshore, Inc. (Oil & Gas)	480	7,680
Wabash National Corp.* (Auto Manufacturers)	880	10,868
WageWorks, Inc.* (Diversified Financial Services)	320	19,021
Walter Energy, Inc. (Coal)	800	13,304
Walter Investment Management Corp.* (Diversified Financial Services)	480	16,973
Warren Resources, Inc.* (Oil & Gas)	1,360	4,270

See accompanying notes to financial statements.

158 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Washington REIT (REIT)	800	$18,688
Watsco, Inc. (Distribution/Wholesale)	320	30,739
Watts Water Technologies, Inc.—Class A (Electronics)	320	19,798
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	640	8,115
Web.com Group, Inc.* (Internet)	480	15,259
WebMD Health Corp.* (Internet)	400	15,800
Webster Financial Corp. (Banks)	1,040	32,427
WellCare Health Plans, Inc.* (Healthcare-Services)	480	33,802
Werner Enterprises, Inc. (Transportation)	560	13,849
WesBanco, Inc. (Banks)	320	10,240
Wesco Aircraft Holdings, Inc.* (Storage/ Warehousing)	560	12,275
West Corp. (Telecommunications)	320	8,227
West Pharmaceutical Services, Inc. (Healthcare-Products)	800	39,249
Westamerica Bancorp (Banks)	320	18,067
Westell Technologies, Inc.* (Telecommunications)	1,040	4,212
Western Alliance Bancorp* (Banks)	880	20,997
Western Asset Mortgage Capital Corp. (REIT)	320	4,762
Western Refining, Inc. (Oil & Gas)	640	27,141
Westfield Financial, Inc. (Savings & Loans)	400	2,984
Wet Seal, Inc. (The)* (Retail)	1,280	3,494
WEX, Inc.* (Commercial Services)	400	39,612
WGL Holdings, Inc. (Gas)	560	22,434
Willbros Group, Inc.* (Oil & Gas Services)	640	6,029
Wilshire Bancorp, Inc. (Banks)	880	9,618
Winnebago Industries, Inc.* (Home Builders)	400	10,980
Winthrop Realty Trust (REIT)	400	4,420
Wintrust Financial Corp. (Banks)	400	18,448
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,200	21,252
Wolverine World Wide, Inc. (Apparel)	1,120	38,035
Woodward, Inc. (Electronics)	800	36,488
World Wrestling Entertainment, Inc.—Class A (Media)	480	7,958
Worthington Industries, Inc. (Metal Fabricate/ Hardware)	640	26,931
Wright Medical Group, Inc.* (Healthcare-Products)	480	14,741
Xenoport, Inc.* (Pharmaceuticals)	800	4,600
XO Group, Inc.* (Internet)	400	5,944
Xoma Corp.* (Biotechnology)	1,120	7,538
Yelp, Inc.* (Internet)	400	27,579
Zagg, Inc.* (Electronics)	640	2,784
Zale Corp.* (Retail)	480	7,570
Zaza Energy Corp.* (Oil & Gas)	1,520	1,453
Zep, Inc. (Chemicals)	320	5,811
Zillow, Inc.*—Class A (Internet)	240	19,615
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,360	5,902
Zix Corp.* (Internet)	1,040	4,742
Zogenix, Inc.* (Pharmaceuticals)	1,600	5,504
Zoltek Cos., Inc.* (Chemicals)	400	6,700
Zumiez, Inc.* (Retail)	320	8,320
TOTAL COMMON STOCKS (Cost $12,710,904)		17,568,422

Contingent Right (0.0%)

	Shares
Trius Therapeutics, Inc.*(a) (Biotechnology)	490	$—
TOTAL CONTINGENT RIGHT (Cost $—)		—

Right(NM)
EXCO Resources, Inc.; expiring 1/10/14 at $5.00* (Oil & Gas)	1,680	269
TOTAL RIGHT (Cost $—)		269

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	196	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(b)(c) (49.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $17,548,002	$17,548,000	$17,548,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,548,000)		17,548,000
TOTAL INVESTMENT SECURITIES (Cost $30,258,904)—99.6%		35,116,691
Net other assets (liabilities)—0.4%		146,884
NET ASSETS—100.0%		$35,263,575

*	Non-income producing security
+

The Advisor has deemed this security to be illiquid, and on December 31, 2013, this security was fair valued based on procedures approved by the Board of Trustees. As of December 31, 2013, this security represented less than 0.005% of the net assets of the Fund.

(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $6,328,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/24/14 (Underlying notional amount at value $5,799,500)	50	$308,917

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 159

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.33)%	1/28/14	$12,113,940	$27,052
Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	(0.13)%	1/28/14	11,907,466	15,323
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	0.02%	1/28/14	15,613,860	35,825
Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	0.17%	1/28/14	7,494,251	9,894
				$88,094

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$30,506	0.1%
Aerospace/Defense	267,260	0.8%
Agriculture	50,439	0.1%
Airlines	79,988	0.2%
Apparel	153,015	0.4%
Auto Manufacturers	10,868	NM
Auto Parts & Equipment	202,514	0.6%
Banks	1,154,163	3.3%
Biotechnology	496,198	1.4%
Building Materials	206,260	0.6%
Chemicals	387,282	1.1%
Coal	78,378	0.2%
Commercial Services	1,127,231	3.2%
Computers	335,050	1.0%
Cosmetics/Personal Care	11,344	NM
Distribution/Wholesale	154,294	0.4%
Diversified Financial Services	407,660	1.2%
Electric	355,423	1.0%
Electrical Components & Equipment	282,664	0.8%
Electronics	367,862	1.0%
Energy-Alternate Sources	44,173	0.1%
Engineering & Construction	126,851	0.4%
Entertainment	118,395	0.3%
Environmental Control	92,107	0.3%
Food	324,423	0.9%
Forest Products & Paper	97,692	0.3%
Gas	159,422	0.5%
Hand/Machine Tools	24,998	0.1%
Healthcare-Products	697,871	2.0%
Healthcare-Services	296,987	0.8%
Holding Companies-Diversified	28,866	0.1%
Home Builders	128,929	0.4%
Home Furnishings	95,480	0.3%
Household Products/Wares	63,361	0.2%
Housewares	6,720	NM
Insurance	454,570	1.3%
Internet	494,624	1.4%
Investment Companies	183,206	0.5%
Iron/Steel	53,847	0.2%
Leisure Time	108,670	0.3%
Lodging	43,573	0.1%
Machinery-Construction & Mining	9,271	NM
Machinery-Diversified	196,012	0.6%
Media	191,153	0.5%
Metal Fabricate/Hardware	123,149	0.3%
Mining	153,482	0.4%
Miscellaneous Manufacturing	310,951	0.9%
Office Furnishings	87,023	0.2%
Oil & Gas	509,602	1.4%
Oil & Gas Services	294,530	0.8%
Packaging & Containers	39,034	0.1%
Pharmaceuticals	580,706	1.6%
Pipelines	66,502	0.2%
Private Equity	21,825	0.1%
Real Estate	55,220	0.2%
REIT	1,251,861	3.6%
Retail	1,085,029	3.1%
Savings & Loans	206,148	0.6%
Semiconductors	636,574	1.8%
Software	938,094	2.7%
Storage/Warehousing	32,042	0.1%
Telecommunications	564,452	1.6%
Textiles	14,935	NM
Toys/Games/Hobbies	8,506	NM
Transportation	312,219	0.9%
Trucking & Leasing	43,102	0.1%
Water	34,105	0.1%
Other**	17,694,884	50.2%
Total	$35,263,575	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to financial statements.

160 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$30,258,904
Securities, at value	17,568,691
Repurchase agreements, at value	17,548,000
Total Investment Securities, at value	35,116,691
Cash	12,138
Segregated cash balances with brokers	242,500
Segregated cash balances with custodian	738
Dividends and interest receivable	21,423
Unrealized gain on swap agreements	88,094
Receivable for capital shares issued	3,052,257
Variation margin on futures contracts	10,500
Prepaid expenses	115
TOTAL ASSETS	38,544,456

LIABILITIES:
Payable for capital shares redeemed	3,195,971
Advisory fees payable	19,539
Management services fees payable	2,605
Administration fees payable	1,146
Administrative services fees payable	15,085
Distribution fees payable	15,114
Trustee fees payable	12
Transfer agency fees payable	1,812
Fund accounting fees payable	2,243
Compliance services fees payable	327
Other accrued expenses	27,027
TOTAL LIABILITIES	3,280,881
NET ASSETS	$35,263,575

NET ASSETS CONSIST OF:
Capital	$28,573,415
Accumulated net investment income (loss)	(10,018)
Accumulated net realized gains (losses) on investments	1,445,380
Net unrealized appreciation (depreciation) on investments	5,254,798
NET ASSETS	$35,263,575

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,415,983
Net Asset Value (offering and redemption price per share)	$24.90

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$182,899
Interest	3,298
Foreign tax withholding	(59)
TOTAL INVESTMENT INCOME	186,138

EXPENSES:
Advisory fees	192,248
Management services fees	25,633
Administration fees	10,989
Transfer agency fees	17,158
Administrative services fees	68,563
Distribution fees	64,083
Custody fees	11,971
Fund accounting fees	30,187
Trustee fees	632
Compliance services fees	206
Other fees	40,889
Total Gross Expenses before reductions	462,559
Expenses reduced and reimbursed by the Advisor	(31,770)
TOTAL NET EXPENSES	430,789
NET INVESTMENT INCOME (LOSS)	(244,651)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	938,569
Net realized gains (losses) on futures contracts	1,033,727
Net realized gains (losses) on swap agreements	10,945,547
Change in net unrealized appreciation/depreciation on investments	3,258,007
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	16,175,850

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,931,199

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 161

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(244,651)	$(170,852)
Net realized gains (losses) on investments	12,917,843	2,315,802
Change in net unrealized appreciation/depreciation on investments	3,258,007	2,011,556
Change in net assets resulting from operations	15,931,199	4,156,506

CAPITAL TRANSACTIONS:
Proceeds from shares issued	329,162,475	325,167,151
Value of shares redeemed	(329,280,308)	(328,933,493)
Change in net assets resulting from capital transactions	(117,833)	(3,766,342)
Change in net assets	15,813,366	390,164

NET ASSETS:
Beginning of period	19,450,209	19,060,045
End of period	$35,263,575	$19,450,209
Accumulated net investment income (loss)	$(10,018)	$(2,936)

SHARE TRANSACTIONS:
Issued	17,743,887	26,713,573
Redeemed	(17,784,966)	(27,106,321)
Change in shares	(41,079)	(392,748)

See accompanying notes to financial statements.

162 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$13.35	$10.30	$16.15	$10.89	$7.77

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.10)	(0.20)	(0.18)	(0.07)
Net realized and unrealized gains (losses) on investments	11.73	3.15	(1.96)	5.44	3.20
Total income (loss) from investment activities	11.55	3.05	(2.16)	5.26	3.13

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.01)
Net realized gains on investments	—	—	(3.53)	—	—
Return of capital	—	—	(0.16)	—	—
Total distributions	—	—	(3.69)	—	(0.01)

Net Asset Value, End of Period	$24.90	$13.35	$10.30	$16.15	$10.89

Total Return	86.52%	29.61%	(18.83)%	48.44%	40.18%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.94%	1.84%	1.82%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	(0.95)%	(0.86)%	(1.50)%	(1.41)%	(0.97)%

Supplemental Data:
Net assets, end of period (000’s)	$35,264	$19,450	$19,060	$32,266	$16,830
Portfolio turnover rate(b)	32%	59%	38%	211%	153%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraNASDAQ-100 :: 163

ProFund VP UltraNASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of 79.04%. For the same period, the Index had a total return of 36.92%(1) and a volatility of 12.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization- weighted methodology.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNASDAQ-100 from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP UltraNASDAQ-100	79.04%	47.65%	10.97%
NASDAQ-100 Index	36.92%	25.54%	10.15%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraNASDAQ-100	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Futures Contracts	16%
Swap Agreements	135%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.0%
Microsoft Corp.	3.7%
Google, Inc.	3.7%
Amazon.com, Inc.	2.2%
Intel Corp.	1.5%

NASDAQ-100 Index — Composition

% of Index
Technology	39%
Communications	35%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

164 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (47.9%)

	Shares	Value
Activision Blizzard, Inc. (Software)	5,365	$95,658
Adobe Systems, Inc.* (Software)	3,848	230,418
Akamai Technologies, Inc.* (Software)	1,369	64,589
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,517	201,852
Altera Corp. (Semiconductors)	2,479	80,642
Amazon.com, Inc.* (Internet)	3,515	1,401,748
Amgen, Inc. (Biotechnology)	5,809	663,155
Analog Devices, Inc. (Semiconductors)	2,405	122,487
Apple Computer, Inc. (Computers)	6,919	3,882,321
Applied Materials, Inc. (Semiconductors)	9,250	163,633
Autodesk, Inc.* (Software)	1,739	87,524
Automatic Data Processing, Inc. (Commercial Services)	3,700	298,997
Avago Technologies, Ltd. (Semiconductors)	1,924	101,760
Baidu, Inc.*ADR (Internet)	2,109	375,149
Bed Bath & Beyond, Inc.* (Retail)	1,665	133,700
Biogen Idec, Inc.* (Biotechnology)	1,813	507,187
Broadcom Corp.—Class A (Semiconductors)	3,996	118,481
C.H. Robinson Worldwide, Inc. (Transportation)	1,184	69,075
CA, Inc. (Software)	3,478	117,035
Catamaran Corp.* (Pharmaceuticals)	1,591	75,541
Celgene Corp.* (Biotechnology)	3,182	537,631
Cerner Corp.* (Software)	2,627	146,429
Charter Communications, Inc.*—Class A (Media)	814	111,323
Check Point Software Technologies, Ltd.* (Software)	1,517	97,877
Cisco Systems, Inc. (Telecommunications)	41,181	924,513
Citrix Systems, Inc.* (Software)	1,443	91,270
Cognizant Technology Solutions Corp.* (Computers)	2,331	235,384
Comcast Corp.—Class A (Media)	16,465	855,603
Costco Wholesale Corp. (Retail)	3,367	400,707
DIRECTV*—Class A (Media)	4,033	278,640
Discovery Communications, Inc.*—Class A (Media)	1,147	103,712
DISH Network Corp.*—Class A (Media)	1,702	98,580
Dollar Tree, Inc.* (Retail)	1,591	89,764
eBay, Inc.* (Internet)	9,990	548,351
Equinix, Inc.* (Internet)	370	65,657
Expedia, Inc. (Internet)	888	61,858
Expeditors International of Washington, Inc. (Transportation)	1,591	70,401
Express Scripts Holding Co.* (Pharmaceuticals)	6,216	436,612
F5 Networks, Inc.* (Internet)	592	53,789
Facebook, Inc.*—Class A (Internet)	14,430	788,744
Fastenal Co. (Distribution/Wholesale)	2,294	108,988
Fiserv, Inc.* (Software)	1,998	117,982
Garmin, Ltd. (Electronics)	1,517	70,116
Gilead Sciences, Inc.* (Biotechnology)	11,803	886,995
Google, Inc.*—Class A (Internet)	2,146	2,405,043
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,147	86,690
Henry Schein, Inc.* (Healthcare-Products)	666	76,097
Illumina, Inc.* (Biotechnology)	962	106,416
Intel Corp. (Semiconductors)	38,295	994,138
Intuit, Inc. (Software)	2,183	166,607
Intuitive Surgical, Inc.* (Healthcare-Products)	296	113,688
KLA-Tencor Corp. (Semiconductors)	1,295	83,476
Kraft Foods Group, Inc. (Food)	4,588	247,385
Liberty Global PLC*—Class A (Media)	1,702	151,461
Liberty Media Corp.* (Media)	814	119,210
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,700	108,595
Linear Technology Corp. (Semiconductors)	1,813	82,582
Marriott International, Inc.—Class A (Lodging)	2,294	113,232
Mattel, Inc. (Toys/Games/Hobbies)	2,590	123,232
Maxim Integrated Products, Inc. (Semiconductors)	2,183	60,928
Micron Technology, Inc.* (Semiconductors)	8,103	176,321
Microsoft Corp. (Software)	64,306	2,406,973
Mondelez International, Inc.—Class A (Food)	13,505	476,726
Monster Beverage Corp.* (Beverages)	1,295	87,762
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,960	128,464
NetApp, Inc. (Computers)	2,627	108,075
Netflix, Inc.* (Internet)	444	163,467
NVIDIA Corp. (Semiconductors)	4,366	69,943
Nxp Semiconductors NV* (Semiconductors)	1,887	86,670
O’Reilly Automotive, Inc.* (Retail)	814	104,770
PACCAR, Inc. (Auto Manufacturers)	2,738	162,008
Paychex, Inc. (Software)	2,812	128,030
Priceline.com, Inc.* (Internet)	407	473,097
Qualcomm, Inc. (Semiconductors)	13,024	967,032
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	740	203,678
Ross Stores, Inc. (Retail)	1,665	124,758
SanDisk Corp. (Computers)	1,739	122,669
SBA Communications Corp.*—Class A (Telecommunications)	999	89,750
Seagate Technology PLC (Computers)	2,516	141,299
Sigma-Aldrich Corp. (Chemicals)	925	86,959
Sirius XM Holdings, Inc.* (Media)	47,286	165,028
Staples, Inc. (Retail)	5,032	79,958
Starbucks Corp. (Retail)	5,809	455,368
Stericycle, Inc.* (Environmental Control)	666	77,369
Symantec Corp. (Internet)	5,365	126,507
Tesla Motors, Inc.* (Auto Manufacturers)	962	144,666
Texas Instruments, Inc. (Semiconductors)	8,436	370,425
Tractor Supply Co. (Retail)	1,073	83,243
TripAdvisor, Inc.* (Internet)	999	82,747
Twenty-First Century Fox, Inc.—Class A (Media)	11,433	402,212
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,295	85,107
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,813	134,706
Viacom, Inc.—Class B (Media)	3,034	264,990
VimpelCom, Ltd.ADR (Telecommunications)	12,728	164,700
Vodafone Group PLCADR (Telecommunications)	7,622	299,621
Western Digital Corp. (Computers)	1,813	152,111
Whole Foods Market, Inc. (Food)	2,849	164,758
Wynn Resorts, Ltd. (Lodging)	777	150,901
Xilinx, Inc. (Semiconductors)	2,072	95,146
Yahoo!, Inc.* (Internet)	7,807	315,715
TOTAL COMMON STOCKS (Cost $17,031,953)		31,134,387

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 165

Repurchase Agreements(a)(b) (31.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $20,448,002	$20,448,000	$20,448,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,448,000)		20,448,000
TOTAL INVESTMENT SECURITIES (Cost $37,479,953)—79.4%		51,582,387
Net other assets (liabilities)—20.6%		13,355,775
NET ASSETS—100.0%		$64,938,162

*                               Non-income producing security

(a)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $9,866,000.

ADR                  American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $10,407,375)	145	$272,700

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(0.73)%	1/28/14	$20,590,031	$48,437
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	(0.53)%	1/28/14	14,897,281	4,111
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(0.48)%	1/28/14	30,941,812	139,013
Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	(0.43)%	1/28/14	21,516,835	106,552
				$298,113

ProFund VP UltraNASDAQ-100 invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Auto Manufacturers	$306,673	0.5%
Beverages	174,452	0.3%
Biotechnology	3,241,620	5.0%
Chemicals	86,959	0.1%
Commercial Services	384,104	0.6%
Computers	4,641,858	7.1%
Distribution/Wholesale	108,988	0.2%
Electronics	70,116	0.1%
Environmental Control	77,369	0.1%
Food	888,869	1.4%
Healthcare-Products	189,785	0.3%
Internet	6,970,467	10.6%
Lodging	264,133	0.4%
Media	2,550,760	3.9%
Pharmaceuticals	640,617	1.0%
Retail	1,472,268	2.3%
Semiconductors	3,573,664	5.5%
Software	3,750,392	5.8%
Telecommunications	1,478,585	2.3%
Toys/Games/Hobbies	123,232	0.2%
Transportation	139,476	0.2%
Other**	33,803,775	52.1%
Total	$64,938,162	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

166 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$37,479,953
Securities, at value	31,134,387
Repurchase agreements, at value	20,448,000
Total Investment Securities, at value	51,582,387
Cash	438
Segregated cash balances with brokers	382,538
Segregated cash balances with custodian	1,870
Dividends and interest receivable	16,284
Unrealized gain on swap agreements	298,113
Receivable for capital shares issued	12,751,039
Variation margin on futures contracts	54,936
Prepaid expenses	172
TOTAL ASSETS	65,087,777

LIABILITIES:
Payable for capital shares redeemed	29,743
Advisory fees payable	37,886
Management services fees payable	5,051
Administration fees payable	1,870
Administrative services fees payable	19,201
Distribution fees payable	19,712
Trustee fees payable	19
Transfer agency fees payable	2,955
Fund accounting fees payable	3,659
Compliance services fees payable	499
Other accrued expenses	29,020
TOTAL LIABILITIES	149,615
NET ASSETS	$64,938,162

NET ASSETS CONSIST OF:
Capital	$87,551,907
Accumulated net investment income (loss)	1,689
Accumulated net realized gains (losses) on investments	(37,288,681)
Net unrealized appreciation (depreciation) on investments	14,673,247
NET ASSETS	$64,938,162

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,260,730
Net Asset Value (offering and redemption price per share)	$51.51

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$308,117
Interest	4,991
TOTAL INVESTMENT INCOME	313,108

EXPENSES:
Advisory fees	293,523
Management services fees	39,136
Administration fees	16,359
Transfer agency fees	25,533
Administrative services fees	108,878
Distribution fees	97,841
Custody fees	9,504
Fund accounting fees	33,256
Trustee fees	951
Compliance services fees	325
Other fees	49,695
Total Gross Expenses before reductions	675,001
Expenses reduced and reimbursed by the Advisor	(17,276)
TOTAL NET EXPENSES	657,725
NET INVESTMENT INCOME (LOSS)	(344,617)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	716,875
Net realized gains (losses) on futures contracts	1,765,694
Net realized gains (losses) on swap agreements	16,329,442
Change in net unrealized appreciation/depreciation on investments	5,910,032
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	24,722,043

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,377,426

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 167

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(344,617)	$(262,012)
Net realized gains (losses) on investments	18,812,011	10,032,015
Change in net unrealized appreciation/depreciation on investments	5,910,032	1,881,790
Change in net assets resulting from operations	24,377,426	11,651,793

CAPITAL TRANSACTIONS:
Proceeds from shares issued	625,532,775	513,440,194
Value of shares redeemed	(614,425,922)	(530,455,350)
Change in net assets resulting from capital transactions	11,106,853	(17,015,156)
Change in net assets	35,484,279	(5,363,363)

NET ASSETS:
Beginning of period	29,453,883	34,817,246
End of period	$64,938,162	$29,453,883
Accumulated net investment income (loss)	$1,689	$1,689

SHARE TRANSACTIONS:
Issued	16,761,180	17,703,805
Redeemed	(16,524,123)	(18,299,079)
Change in shares	237,057	(595,274)

See accompanying notes to financial statements.

168  :: ProFund VP UltraNASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$28.77	$21.51	$21.77	$16.10	$7.34

Investment Activities:
Net investment income (loss)(a)	(0.33)	(0.23)	(0.28)	(0.21)	(0.13)
Net realized and unrealized gains (losses) on investments	23.07	7.49	0.02	5.88	8.89
Total income (loss) from investment activities	22.74	7.26	(0.26)	5.67	8.76

Net Asset Value, End of Period	$51.51	$28.77	$21.51	$21.77	$16.10

Total Return	79.04%	33.75%	(1.19)%	35.22%	119.35%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.82%	1.77%	1.80%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	(0.88)%	(0.79)%	(1.25)%	(1.24)%	(1.20)%

Supplemental Data:
Net assets, end of period (000’s)	$64,938	$29,454	$34,817	$42,908	$31,422
Portfolio turnover rate(b)	27%	36%	24%	26%	423%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Bear ::  169

ProFund VP Bear seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of -26.55%. For the same period, the Index had a total return of 32.39%(1) and a volatility of 11.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Bear	-26.55%	-19.84%	-9.19%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bear	1.78%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(25)%
Swap Agreements	(75)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	21%
Financial	17%
Technology	13%
Communications	12%
Industrial	11%
Consumer, Cyclical	10%
Energy	10%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

170  :: ProFund VP Bear :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (87.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $12,787,001	$12,787,000	$12,787,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,787,000)		12,787,000
TOTAL INVESTMENT SECURITIES (Cost $12,787,000)—87.1%		12,787,000
Net other assets (liabilities)—12.9%		1,887,153
NET ASSETS—100.0%		$14,674,153

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $1,541,000.

Futures Contracts Sold

		Unrealized
	Contracts	Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $3,593,363)	39	$(132,961)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.43%	1/28/14	$(4,480,192)	$(17,533)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	0.28%	1/28/14	(6,580,629)	(18,800)
				$(36,333)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear ::  171

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$12,787,000
Repurchase agreements, at value	12,787,000
Total Investment Securities, at value	12,787,000
Cash	110
Segregated cash balances with brokers	174,330
Receivable for capital shares issued	3,991,070
Prepaid expenses	249
TOTAL ASSETS	16,952,759

LIABILITIES:
Payable for capital shares redeemed	2,194,189
Unrealized loss on swap agreements	36,333
Variation margin on futures contracts	14,138
Advisory fees payable	7,302
Management services fees payable	974
Administration fees payable	393
Administrative services fees payable	5,191
Distribution fees payable	5,670
Trustee fees payable	4
Transfer agency fees payable	622
Fund accounting fees payable	770
Compliance services fees payable	192
Other accrued expenses	12,828
TOTAL LIABILITIES	2,278,606
NET ASSETS	$14,674,153

NET ASSETS CONSIST OF:
Capital	$78,223,931
Accumulated net realized gains (losses) on investments	(63,380,484)
Net unrealized appreciation (depreciation) on investments	(169,294)
NET ASSETS	$14,674,153

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,290,957
Net Asset Value (offering and redemption price per share)	$11.37

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$4,922

EXPENSES:
Advisory fees	117,178
Management services fees	15,624
Administration fees	6,709
Transfer agency fees	10,487
Administrative services fees	44,264
Distribution fees	39,059
Custody fees	6,166
Fund accounting fees	13,429
Trustee fees	426
Compliance services fees	79
Other fees	17,834
Total Gross Expenses before reductions	271,255
Expenses reduced and reimbursed by the Advisor	(8,777)
TOTAL NET EXPENSES	262,478
NET INVESTMENT INCOME (LOSS)	(257,556)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(619,840)
Net realized gains (losses) on swap agreements	(4,548,676)
Change in net unrealized appreciation/depreciation on investments	(96,615)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,265,131)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,522,687)

See accompanying notes to financial statements.

172  :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(257,556)	$(344,395)
Net realized gains (losses) on investments	(5,168,516)	(4,035,278)
Change in net unrealized appreciation/depreciation on investments	(96,615)	(187,658)
Change in net assets resulting from operations	(5,522,687)	(4,567,331)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	243,967,997	288,334,814
Value of shares redeemed	(236,781,366)	(293,137,932)
Change in net assets resulting from capital transactions	7,186,631	(4,803,118)
Change in net assets	1,663,944	(9,370,449)

NET ASSETS:
Beginning of period	13,010,209	22,380,658
End of period	$14,674,153	$13,010,209

SHARE TRANSACTIONS:
Issued	18,835,788	17,199,202
Redeemed	(18,385,391)	(17,564,281)
Change in shares	450,397	(365,079)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bear ::  173

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$15.48	$18.56	$20.37	$24.79		$34.42

Investment Activities:
Net investment income (loss)(a)	(0.22)	(0.26)	(0.32)	(0.37)		(0.48)
Net realized and unrealized gains (losses) on investments	(3.89)	(2.82)	(1.49)	(4.05)		(9.10)
Total income (loss) from investment activities	(4.11)	(3.08)	(1.81)	(4.42)		(9.58)

Distributions to Shareholders From:
Net investment income	—	—	—	—		(0.05)

Net Asset Value, End of Period	$11.37	$15.48	$18.56	$20.37		$24.79

Total Return	(26.55)%	(16.59)%	(8.89)%	(17.80)%		(27.87)%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.78%	1.71%	1.75%		1.77%
Net expenses	1.68%	1.68%	1.68%	1.68%		1.66%
Net investment income (loss)	(1.65)%	(1.58)%	(1.65)%	(1.57)%		(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$14,674	$13,010	$22,381	$26,303		$36,719
Portfolio turnover rate(b)	—	—	—	599	%(c)	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)               Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

174  :: ProFund VP Short Mid-Cap :: Management Discussion of Fund Performance

ProFund VP Short Mid-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of -27.70%. For the same period, the Index had a total return of 33.50%(1) and a volatility of 13.21%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from November 22, 2004 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Short Mid-Cap	-27.70%	-23.76%	-13.05%
S&P MidCap 400	33.50%	21.89%	10.18%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Mid-Cap	1.95%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 – Composition

% of Index
Financial	23%
Consumer, Non-cyclical	19%
Industrial	19%
Consumer, Cyclical	13%
Technology	9%
Energy	5%
Basic Materials	4%
Communications	4%
Utilities	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Mid-Cap ::  175

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (980.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $4,175,000	$4,175,000	$4,175,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,175,000)		4,175,000
TOTAL INVESTMENT SECURITIES (Cost $4,175,000)—980.8%		4,175,000
Net other assets (liabilities)—(c)(880.8)%		(3,749,315)
NET ASSETS—100.0%		$425,685

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $869,000.

(c)          Amount includes $3,726,355 of net capital shares payable as of December 31, 2013.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	0.13%	1/28/14	$(294,768)	$(1,466)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	0.03%	1/28/14	(126,449)	(19,340)
				$(20,806)

See accompanying notes to financial statements.

176  :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$4,175,000
Repurchase agreements, at value	4,175,000
Total Investment Securities, at value	4,175,000
Cash	129
Prepaid expenses	14
TOTAL ASSETS	4,175,143

LIABILITIES:
Payable for capital shares redeemed	3,726,355
Unrealized loss on swap agreements	20,806
Advisory fees payable	388
Management services fees payable	52
Administration fees payable	25
Administrative services fees payable	218
Distribution fees payable	213
Transfer agency fees payable	40
Fund accounting fees payable	49
Compliance services fees payable	15
Other accrued expenses	1,297
TOTAL LIABILITIES	3,749,458
NET ASSETS	$425,685

NET ASSETS CONSIST OF:
Capital	$2,608,634
Accumulated net realized gains (losses) on investments	(2,162,143)
Net unrealized appreciation (depreciation) on investments	(20,806)
NET ASSETS	$425,685

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	53,041
Net Asset Value (offering and redemption price per share)	$8.03

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$338

EXPENSES:
Advisory fees	8,926
Management services fees	1,190
Administration fees	498
Transfer agency fees	778
Administrative services fees	3,353
Distribution fees	2,975
Custody fees	5,151
Fund accounting fees	997
Trustee fees	28
Compliance services fees	6
Other fees	641
Total Gross Expenses before reductions	24,543
Expenses reduced and reimbursed by the Advisor	(4,548)
TOTAL NET EXPENSES	19,995
NET INVESTMENT INCOME (LOSS)	(19,657)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(61,017)
Net realized gains (losses) on swap agreements	(367,500)
Change in net unrealized appreciation/depreciation on investments	(10,148)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(438,665)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(458,322)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap ::  177

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(19,657)	$(40,693)
Net realized gains (losses) on investments	(428,517)	(762,921)
Change in net unrealized appreciation/depreciation on investments	(10,148)	(107,573)
Change in net assets resulting from operations	(458,322)	(911,187)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	56,993,828	60,052,123
Value of shares redeemed	(57,159,775)	(60,712,931)
Change in net assets resulting from capital transactions	(165,947)	(660,808)
Change in net assets	(624,269)	(1,571,995)
NET ASSETS:
Beginning of period	1,049,954	2,621,949
End of period	$425,685	$1,049,954
SHARE TRANSACTIONS:
Issued	6,242,364	4,819,199
Redeemed	(6,283,761)	(4,915,905)
Change in shares	(41,397)	(96,706)

See accompanying notes to financial statements.

178 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$11.12	$13.72	$14.95	$20.16	$31.33

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.19)	(0.23)	(0.29)	(0.40)
Net realized and unrealized gains (losses) on investments	(2.94)	(2.41)	(1.00)	(4.92)	(10.68)
Total income (loss) from investment activities	(3.09)	(2.60)	(1.23)	(5.21)	(11.08)

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.09)

Net Asset Value, End of Period	$8.03	$11.12	$13.72	$14.95	$20.16

Total Return	(27.70)%	(18.95)%	(8.23)%	(25.84)%	(35.39)%

Ratios to Average Net Assets:
Gross expenses	2.06%	1.95%	1.84%	1.72%	1.82%
Net expenses	1.68%	1.68%	1.67%	1.68%	1.67%
Net investment income (loss)	(1.65)%	(1.58)%	(1.65)%	(1.57)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$426	$1,050	$2,622	$1,775	$3,905
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Small-Cap :: 179

ProFund VP Short Small-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of -31.25%. For the same period, the Index had a total return of 38.82%(1) and a volatility of 14.78%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Short Small-Cap	-31.25%	-24.62%	-13.09%
Russell 2000 Index	38.82%	20.08%	9.07%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Small-Cap	1.87%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index
Financial	22%
Consumer, Non-cyclical	21%
Consumer, Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

180 :: ProFund VP Short Small-Cap :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $2,066,000	$2,066,000	$2,066,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,066,000)		2,066,000
TOTAL INVESTMENT SECURITIES (Cost $2,066,000)—100.4%		2,066,000
Net other assets (liabilities)—(0.4)%		(8,636)
NET ASSETS—100.0%		$2,057,364

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $283,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/24/14 (Underlying notional amount at value $347,970)	3	$(18,545)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.17)%	1/28/14	$(1,629,458)	$(3,804)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.47)%	1/28/14	(74,627)	(175)
				$(3,979)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 181

Statement of Assets and Liabilities

December 31, 2013

ASSETS:
Total Investment Securities, at cost	$2,066,000
Repurchase agreements, at value	2,066,000
Total Investment Securities, at value	2,066,000
Cash	695
Segregated cash balances with brokers	13,830
Prepaid expenses	26
TOTAL ASSETS	2,080,551

LIABILITIES:
Payable for capital shares redeemed	9,654
Unrealized loss on swap agreements	3,979
Variation margin on futures contracts	630
Advisory fees payable	1,573
Management services fees payable	210
Administration fees payable	77
Administrative services fees payable	1,292
Distribution fees payable	1,366
Transfer agency fees payable	122
Fund accounting fees payable	152
Compliance services fees payable	54
Other accrued expenses	4,078
TOTAL LIABILITIES	23,187
NET ASSETS	$2,057,364

NET ASSETS CONSIST OF:
Capital	$5,594,809
Accumulated net realized gains (losses) on investments	(3,514,921)
Net unrealized appreciation (depreciation) on investments	(22,524)
NET ASSETS	$2,057,364

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	479,369

Net Asset Value (offering and redemption price per share)	$4.29

Statement of Operations

For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$1,424

EXPENSES:
Advisory fees	33,072
Management services fees	4,409
Administration fees	1,912
Transfer agency fees	2,987
Administrative services fees	11,510
Distribution fees	11,024
Custody fees	5,724
Fund accounting fees	3,841
Trustee fees	112
Compliance services fees	24
Other fees	5,814
Total Gross Expenses before reductions	80,429
Expenses reduced and reimbursed by the Advisor	(6,348)
TOTAL NET EXPENSES	74,081
NET INVESTMENT INCOME (LOSS)	(72,657)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(215,234)
Net realized gains (losses) on swap agreements	(1,597,608)
Change in net unrealized appreciation/depreciation on investments	35,883
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,776,959)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,849,616)

See accompanying notes to financial statements.

182 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(72,657)	$(118,653)
Net realized gains (losses) on investments	(1,812,842)	(1,197,776)
Change in net unrealized appreciation/depreciation on investments	35,883	(209,044)
Change in net assets resulting from operations	(1,849,616)	(1,525,473)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	107,495,541	176,878,434
Value of shares redeemed	(107,992,095)	(176,971,377)
Change in net assets resulting from capital transactions	(496,554)	(92,943)
Change in net assets	(2,346,170)	(1,618,416)

NET ASSETS:
Beginning of period	4,403,534	6,021,950
End of period	$2,057,364	$4,403,534

SHARE TRANSACTIONS:
Issued	20,878,345	25,574,727
Redeemed	(21,104,335)	(25,651,632)
Change in shares	(225,990)	(76,905)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 183

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$6.24	$7.70	$8.47	$11.92	$17.72

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.11)	(0.13)	(0.17)	(0.24)
Net realized and unrealized gains (losses) on investments	(1.86)	(1.35)	(0.64)	(3.28)	(5.49)
Total income (loss) from investment activities	(1.95)	(1.46)	(0.77)	(3.45)	(5.73)

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(0.07)

Net Asset Value, End of Period	$4.29	$6.24	$7.70	$8.47	$11.92

Total Return	(31.25)%	(18.96)%	(9.09)%	(28.94)%	(32.37)%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.87%	1.78%	1.80%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(1.65)%	(1.58)%	(1.66)%	(1.57)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$2,057	$4,404	$6,022	$5,904	$13,365
Portfolio turnover rate(b)	—	—	—	—	—

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

184 :: ProFund VP Short Dow 30 :: Management Discussion of Fund Performance

ProFund VP Short Dow 30 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of -29.12%. For the same period, the Index had a total return of 29.65%(1) and a volatility of 10.15%. For the year, the Fund achieved an average daily statistical correlation of 0.91 to the inverse of the daily performance of the Index.(2) This resulting correlation, which is less than the target correlation of 0.99 to the inverse of the daily performance of the Index, was primarily the result of under or over performance on certain days when there were extremely large relative net purchases or redemptions in the Fund. The under or over performance on these days is primarily caused by the residual effects of processing shares at an NAV rounded to two decimal places. This rounding effect, which is always in place, is magnified by the relative size purchases or redemptions to fund assets.

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*  The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from May 1, 2006 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Short Dow 30	-29.12%	-20.69%	-12.46%
Dow Jones Industrial Average	29.65%	16.74%	7.92%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Dow 30	5.27%	1.68%

** Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financial	24%
Industrial	20%
Consumer, Non-cyclical	14%
Consumer, Cyclical	13%
Technology	10%
Energy	9%
Communications	7%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)   The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Dow 30 :: 185

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (110.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $50,000	$50,000	$50,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,000)		50,000
TOTAL INVESTMENT SECURITIES (Cost $50,000)—110.1%		50,000
Net other assets (liabilities)—(10.1)%		(4,569)
NET ASSETS—100.0%		$45,431

(a)   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $34,000.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	0.43%	1/28/14	$(5,726)	$(34)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	0.23%	1/28/14	(39,550)	(236)
				$(270)

See accompanying notes to financial statements.

186 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$50,000
Repurchase agreements, at value	50,000
Total Investment Securities, at value	50,000
Cash	362
TOTAL ASSETS	50,362

LIABILITIES:
Payable for capital shares redeemed	2
Unrealized loss on swap agreements	270
Advisory fees payable	3,114
Management services fees payable	420
Administrative services fees payable	13
Distribution fees payable	24
Transfer agency fees payable	2
Fund accounting fees payable	3
Compliance services fees payable	2
Other accrued expenses	1,081
TOTAL LIABILITIES	4,931
NET ASSETS	$45,431

NET ASSETS CONSIST OF:
Capital	$134,857
Accumulated net realized gains (losses) on investments	(89,156)
Net unrealized appreciation (depreciation) on investments	(270)
NET ASSETS	$45,431

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	13,732
Net Asset Value (offering and redemption price per share)	$3.31

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$23

EXPENSES:
Advisory fees	803
Management services fees	107
Administration fees	47
Transfer agency fees	72
Administrative services fees	80
Distribution fees	268
Custody fees	5,492
Fund accounting fees	91
Trustee fees	3
Other fees	373
Total Gross Expenses before reductions	7,336
Expenses reduced and reimbursed by the Advisor	(5,536)
TOTAL NET EXPENSES	1,800
NET INVESTMENT INCOME (LOSS)	(1,777)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(12,215)
Change in net unrealized appreciation/depreciation on investments	(217)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(12,432)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,209)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 187

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(1,777)	$(2,301)
Net realized gains (losses) on investments	(12,215)	(22,423)
Change in net unrealized appreciation/depreciation on investments	(217)	(3,205)
Change in net assets resulting from operations	(14,209)	(27,929)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,081,499	11,976,016
Value of shares redeemed	(6,077,568)	(11,976,029)
Change in net assets resulting from capital transactions	3,931	(13)
Change in net assets	(10,278)	(27,942)

NET ASSETS:
Beginning of period	55,709	83,651
End of period	$45,431	$55,709

SHARE TRANSACTIONS:
Issued	1,523,807	2,387,986
Redeemed	(1,521,995)	(2,391,732)
Change in shares	1,812	(3,746)

See accompanying notes to financial statements.

188 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$4.67	$5.34	$6.15	$7.88	$31.84

Investment Activities:
Net investment income (loss)(a)	(0.06)	(0.08)	(0.09)	(0.11)	(0.25)
Net realized and unrealized gains (losses) on investments	(1.30)	(0.59)	(0.72)	(1.62)	(6.49)
Total income (loss) from investment activities	(1.36)	(0.67)	(0.81)	(1.73)	(6.74)

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(17.17)
Return of capital	—	—	—	—	(0.05)
Total distributions	—	—	—	—	(17.22)

Net Asset Value, End of Period	$3.31	$4.67	$5.34	$6.15	$7.88

Total Return	(29.12)%	(12.55)%	(13.17)%	(21.86)%	(25.39)%

Ratios to Average Net Assets:
Gross expenses	6.85%	5.27%	5.03%	2.21%	2.48%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	(1.66)%	(1.58)%	(1.65)%	(1.57)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$45	$56	$84	$59	$139
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short NASDAQ-100 :: 189

ProFund VP Short NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of -29.40%. For the same period, the Index had a total return of 36.92%(1) and a volatility of 12.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Short NASDAQ-100	-29.40%	-24.83%	-12.01%
NASDAQ-100 Index	36.92%	25.54%	10.15%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short NASDAQ-100	1.89%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(94)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	39%
Communications	35%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

190 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (166.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $5,403,001	$5,403,000	$5,403,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,403,000)		5,403,000
TOTAL INVESTMENT SECURITIES (Cost $5,403,000)—166.1%		5,403,000
Net other assets (liabilities)—(66.1)%		(2,150,708)
NET ASSETS—100.0%		$3,252,292

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $454,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $215,325)	3	$(4,994)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.43%	1/28/14	$(2,346,673)	$(25,099)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.23%	1/28/14	(709,606)	(3,607)
				$(28,706)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 191

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$5,403,000
Repurchase agreements, at value	5,403,000
Total Investment Securities, at value	5,403,000
Cash	958
Segregated cash balances with brokers	9,225
Segregated cash balances with custodian	600
Prepaid expenses	45
TOTAL ASSETS	5,413,828

LIABILITIES:
Payable for capital shares redeemed	2,115,176
Unrealized loss on swap agreements	28,706
Variation margin on futures contracts	1,365
Advisory fees payable	4,969
Management services fees payable	663
Administration fees payable	114
Administrative services fees payable	2,025
Distribution fees payable	2,224
Transfer agency fees payable	181
Fund accounting fees payable	224
Compliance services fees payable	80
Other accrued expenses	5,809
TOTAL LIABILITIES	2,161,536
NET ASSETS	$3,252,292

NET ASSETS CONSIST OF:
Capital	$10,054,606
Accumulated net realized gains (losses) on investments	(6,768,614)
Net unrealized appreciation (depreciation) on investments	(33,700)
NET ASSETS	$3,252,292

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	670,802
Net Asset Value (offering and redemption price per share)	$4.85

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$2,130

EXPENSES:
Advisory fees	49,331
Management services fees	6,577
Administration fees	2,851
Transfer agency fees	4,450
Administrative services fees	17,720
Distribution fees	16,444
Custody fees	7,317
Fund accounting fees	5,732
Trustee fees	176
Compliance services fees	42
Other fees	6,251
Recoupment of prior expenses reduced by the Advisor	3,000
Total Gross Expenses before reductions	119,891
Expenses reduced and reimbursed by the Advisor	(9,390)
TOTAL NET EXPENSES	110,501
NET INVESTMENT INCOME (LOSS)	(108,371)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(294,167)
Net realized gains (losses) on swap agreements	(2,107,440)
Change in net unrealized appreciation/depreciation on investments	42,698
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,358,909)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,467,280)

See accompanying notes to financial statements.

192 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(108,371)	$(125,400)
Net realized gains (losses) on investments	(2,401,607)	(1,842,856)
Change in net unrealized appreciation/depreciation on investments	42,698	(156,833)
Change in net assets resulting from operations	(2,467,280)	(2,125,089)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	186,491,487	186,064,674
Value of shares redeemed	(188,292,571)	(187,554,203)
Change in net assets resulting from capital transactions	(1,801,084)	(1,489,529)
Change in net assets	(4,268,364)	(3,614,618)

NET ASSETS:
Beginning of period	7,520,656	11,135,274
End of period	$3,252,292	$7,520,656

SHARE TRANSACTIONS:
Issued	31,987,091	26,190,235
Redeemed	(32,411,142)	(26,410,999)
Change in shares	(424,051)	(220,764)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100 :: 193

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$6.87	$8.46	$9.45	$11.99	$20.28

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.11)	(0.15)	(0.17)	(0.24)
Net realized and unrealized gains (losses) on investments	(1.92)	(1.48)	(0.84)	(2.37)	(8.00)
Total income (loss) from investment activities	(2.02)	(1.59)	(0.99)	(2.54)	(8.24)

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.05)

Net Asset Value, End of Period	$4.85	$6.87	$8.46	$9.45	$11.99

Total Return	(29.40)%	(18.79)%	(10.48)%	(21.18)%	(40.66)%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.89%	1.80%	1.81%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(1.65)%	(1.58)%	(1.65)%	(1.56)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$3,252	$7,521	$11,135	$9,420	$12,034
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

194 :: ProFund VP Short International :: Management Discussion of Fund Performance

ProFund VP Short International seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of -21.01%. For the same period, the Index had a total return of 23.29%(1) and a volatility of 12.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Short International	-21.01%	-17.51%	-9.89%
MSCI EAFE Index	23.29%	12.96%	1.29%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short International	2.00%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Financial	25%
Consumer, Non-cyclical	22%
Consumer, Cyclical	12%
Industrial	12%
Communications	8%
Basic Materials	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%
Country Composition
United Kingdom	22%
Japan	21%
France	10%
Germany	9%
Switzerland	9%
Australia	7%
Other	22%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short International :: 195

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (113.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $1,638,000	$1,638,000	$1,638,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,638,000)		1,638,000
TOTAL INVESTMENT SECURITIES (Cost $1,638,000)—113.5%		1,638,000
Net other assets (liabilities)—(13.5)%		(195,249)
NET ASSETS—100.0%		$1,442,751

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $392,000.

Swap Agreements*

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	(0.27)%	1/28/14	$(844,159)	$(6,065)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(0.17)%	1/28/14	(587,463)	(5,748)
				$(11,813)

*                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to financial statements.

196 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$1,638,000
Repurchase agreements, at value	1,638,000
Total Investment Securities, at value	1,638,000
Cash	707
Receivable for capital shares issued	35,870
Prepaid expenses	12
TOTAL ASSETS	1,674,589

LIABILITIES:
Payable for capital shares redeemed	214,447
Unrealized loss on swap agreements	11,813
Advisory fees payable	786
Management services fees payable	105
Administration fees payable	55
Administrative services fees payable	950
Distribution fees payable	1,051
Transfer agency fees payable	86
Fund accounting fees payable	107
Compliance services fees payable	28
Other accrued expenses	2,410
TOTAL LIABILITIES	231,838
NET ASSETS	$1,442,751

NET ASSETS CONSIST OF:
Capital	$3,072,491
Accumulated net realized gains (losses) on investments	(1,617,927)
Net unrealized appreciation (depreciation) on investments	(11,813)
NET ASSETS	$1,442,751

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	112,148
Net Asset Value (offering and redemption price per share)	$12.86

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$653

EXPENSES:
Advisory fees	15,948
Management services fees	2,127
Administration fees	907
Transfer agency fees	1,422
Administrative services fees	4,620
Distribution fees	5,316
Custody fees	5,106
Fund accounting fees	1,829
Trustee fees	52
Compliance services fees	18
Other fees	2,254
Total Gross Expenses before reductions	39,599
Expenses reduced and reimbursed by the Advisor	(3,875)
TOTAL NET EXPENSES	35,724
NET INVESTMENT INCOME (LOSS)	(35,071)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(406,367)
Change in net unrealized appreciation/depreciation on investments	(3,003)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(409,370)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(444,441)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 197

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(35,071)	$(33,064)
Net realized gains (losses) on investments	(406,367)	(519,653)
Change in net unrealized appreciation/depreciation on investments	(3,003)	2,033
Change in net assets resulting from operations	(444,441)	(550,684)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(72,322)
Change in net assets resulting from distributions	—	(72,322)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,769,026	14,810,607
Dividends reinvested	—	72,322
Value of shares redeemed	(15,550,895)	(15,336,938)
Change in net assets resulting from capital transactions	218,131	(454,009)
Change in net assets	(226,310)	(1,077,015)

NET ASSETS:
Beginning of period	1,669,061	2,746,076
End of period	$1,442,751	$1,669,061

SHARE TRANSACTIONS:
Issued	1,080,733	772,741
Reinvested	—	3,593
Redeemed	(1,071,111)	(805,073)
Change in shares	9,622	(28,739)

See accompanying notes to financial statements.

198 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$16.28	$20.92	$20.55	$24.09	$40.60

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.30)	(0.34)	(0.38)	(0.56)
Net realized and unrealized gains (losses) on investments	(3.18)	(3.82)	0.71	(3.16)	(11.65)
Total income (loss) from investment activities	(3.42)	(4.12)	0.37	(3.54)	(12.21)

Distributions to Shareholders From:
Net realized gains on investments	—	(0.52)	—	—	(4.30)

Net Asset Value, End of Period	$12.86	$16.28	$20.92	$20.55	$24.09

Total Return	(21.01)%	(20.15)%	1.80%	(14.69)%	(30.28)%

Ratios to Average Net Assets:
Gross expenses	1.86%	2.00%	1.83%	1.87%	1.75%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	(1.65)%	(1.58)%	(1.65)%	(1.57)%	(1.55)%

Supplemental Data:
Net assets, end of period (000’s)	$1,443	$1,669	$2,746	$1,213	$2,270
Portfolio turnover rate(b)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Emerging Markets :: 199

ProFund VP Short Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of -0.23%. For the same period, the Index had a total return of -4.76%(1) and a volatility of 16.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Short Emerging Markets	-0.23%	-16.68%	-12.39%
Bank of New York Mellon Emerging Markets 50 ADR Index	-4.76%	9.25%	-0.96%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Emerging Markets	2.06%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Communications	28%
Financial	17%
Energy	16%
Basic Materials	13%
Technology	12%
Consumer, Non-cyclical	8%
Industrial	3%
Utilities	2%
Consumer, Cyclical	1%
Country Composition
Brazil	27%
China	27%
Mexico	11%
South Korea	10%
Taiwan	9%
India	7%
Other	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

200 :: ProFund VP Short Emerging Markets :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $1,162,000	$1,162,000	$1,162,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,162,000)		1,162,000
TOTAL INVESTMENT SECURITIES (Cost $1,162,000)—100.7%		1,162,000
Net other assets (liabilities)—(0.7)%		(7,607)
NET ASSETS—100.0%		$1,154,393

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $504,000.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(0.37)%	1/28/14	$(178,649)	$(588)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(0.32)%	1/28/14	(972,232)	(3,226)
				$(3,814)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 201

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$1,162,000
Repurchase agreements, at value	1,162,000
Total Investment Securities, at value	1,162,000
Cash	241
Receivable for capital shares issued	120
Prepaid expenses	6
TOTAL ASSETS	1,162,367

LIABILITIES:
Unrealized loss on swap agreements	3,814
Advisory fees payable	389
Management services fees payable	52
Administration fees payable	38
Administrative services fees payable	663
Distribution fees payable	726
Transfer agency fees payable	60
Fund accounting fees payable	75
Compliance services fees payable	24
Other accrued expenses	2,133
TOTAL LIABILITIES	7,974
NET ASSETS	$1,154,393

NET ASSETS CONSIST OF:
Capital	$1,764,533
Accumulated net realized gains (losses) on investments	(606,326)
Net unrealized appreciation (depreciation) on investments	(3,814)
NET ASSETS	$1,154,393

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	89,013
Net Asset Value (offering and redemption price per share)	$12.97

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$444

EXPENSES:
Advisory fees	13,379
Management services fees	1,784
Administration fees	760
Transfer agency fees	1,189
Administrative services fees	3,847
Distribution fees	4,460
Custody fees	5,397
Fund accounting fees	1,516
Trustee fees	41
Compliance services fees	16
Other fees	2,085
Total Gross Expenses before reductions	34,474
Expenses reduced and reimbursed by the Advisor	(4,505)
TOTAL NET EXPENSES	29,969
NET INVESTMENT INCOME (LOSS)	(29,525)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(284,653)
Change in net unrealized appreciation/depreciation on investments	11,165
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(273,488)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(303,013)

See accompanying notes to financial statements.

202 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(29,525)	$(28,479)
Net realized gains (losses) on investments	(284,653)	(239,461)
Change in net unrealized appreciation/depreciation on investments	11,165	(20,877)
Change in net assets resulting from operations	(303,013)	(288,817)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,536,786	16,570,979
Value of shares redeemed	(35,360,886)	(16,920,413)
Change in net assets resulting from capital transactions	175,900	(349,434)
Change in net assets	(127,113)	(638,251)

NET ASSETS:
Beginning of period	1,281,506	1,919,757
End of period	$1,154,393	$1,281,506

SHARE TRANSACTIONS:
Issued	2,604,917	1,191,367
Redeemed	(2,614,517)	(1,221,141)
Change in shares	(9,600)	(29,774)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$13.00	$14.95	$13.51	$16.56	$32.29

Investment Activities:
Net investment income (loss)(a)	(0.23)	(0.22)	(0.23)	(0.25)	(0.38)
Net realized and unrealized gains (losses) on investments	0.20 (b)	(1.73)	1.67	(2.80)	(15.35)
Total income (loss) from investment activities	(0.03)	(1.95)	1.44	(3.05)	(15.73)

Net Asset Value, End of Period	$12.97	$13.00	$14.95	$13.51	$16.56

Total Return	(0.23)%	(13.04)%	10.66%	(18.42)%	(48.71)%

Ratios to Average Net Assets:
Gross expenses	1.93%	2.06%	1.93%	1.79%	1.86%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	(1.66)%	(1.57)%	(1.64)%	(1.56)%	(1.54)%

Supplemental Data:
Net assets, end of period (000’s)	$1,154	$1,282	$1,920	$2,421	$1,071
Portfolio turnover rate(c)	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gain and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

204 :: ProFund VP UltraShort Dow 30 :: Management Discussion of Fund Performance

ProFund VP UltraShort Dow 30 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the”Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of -43.84%. For the same period, the Index had a total return of 29.65%(1) and a volatility of 10.15%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from September 14, 2006 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort Dow 30	-43.84%	-35.68%	-25.18%
Dow Jones Industrial Average	29.65%	16.74%	7.96%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Dow 30	2.80%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financial	24%
Industrial	20%
Consumer, Non-cyclical	14%
Consumer, Cyclical	13%
Technology	10%
Energy	9%
Communications	7%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 205

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (101.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $195,000	$195,000	$195,000
TOTAL REPURCHASE AGREEMENTS (Cost $195,000)		195,000
TOTAL INVESTMENT SECURITIES (Cost $195,000)—101.9%		195,000
Net other assets (liabilities)—(1.9)%		(3,548)
NET ASSETS—100.0%		$191,452

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $39,000.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	0.43%	1/28/14	$(34,690)	$(204)
Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	0.25%	1/28/14	(41,551)	(250)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	0.23%	1/28/14	(100,089)	(633)
Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	0.13%	1/28/14	(207,010)	(1,247)
				$(2,334)

See accompanying notes to financial statements.

206 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$195,000
Repurchase agreements, at value	195,000
Total Investment Securities, at value	195,000
Cash	16
TOTAL ASSETS	195,016

LIABILITIES:
Payable for capital shares redeemed	45
Unrealized loss on swap agreements	2,334
Advisory fees payable	123
Management services fees payable	16
Administration fees payable	6
Administrative services fees payable	74
Distribution fees payable	104
Transfer agency fees payable	10
Fund accounting fees payable	12
Compliance services fees payable	4
Other accrued expenses	836
TOTAL LIABILITIES	3,564
NET ASSETS	$191,452

NET ASSETS CONSIST OF:
Capital	$1,302,329
Accumulated net realized gains (losses) on investments	(1,108,543)
Net unrealized appreciation (depreciation) on investments	(2,334)
NET ASSETS	$191,452

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	102,368
Net Asset Value (offering and redemption price per share)	$1.87

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$83

EXPENSES:
Advisory fees	2,149
Management services fees	287
Administration fees	118
Transfer agency fees	185
Administrative services fees	435
Distribution fees	717
Custody fees	5,444
Fund accounting fees	237
Trustee fees	6
Compliance services fees	2
Other fees	516
Total Gross Expenses before reductions	10,096
Expenses reduced and reimbursed by the Advisor	(5,282)
TOTAL NET EXPENSES	4,814
NET INVESTMENT INCOME (LOSS)	(4,731)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(209,240)
Change in net unrealized appreciation/depreciation on investments	(1,160)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(210,400)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(215,131)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 207

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(4,731)	$(7,526)
Net realized gains (losses) on investments	(209,240)	(154,753)
Change in net unrealized appreciation/depreciation on investments	(1,160)	(1,876)
Change in net assets resulting from operations	(215,131)	(164,155)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,932,473	16,625,772
Value of shares redeemed	(19,787,972)	(16,521,661)
Change in net assets resulting from capital transactions	144,501	104,111
Change in net assets	(70,630)	(60,044)

NET ASSETS:
Beginning of period	262,082	322,126
End of period	$191,452	$262,082

SHARE TRANSACTIONS:
Issued	8,480,973	4,464,716
Redeemed	(8,457,428)	(4,460,139)
Change in shares	23,545	4,577

See accompanying notes to financial statements.

208   :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$3.32	$4.34	$6.07	$9.17		$20.70

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.06)	(0.09)	(0.12)		(0.21)
Net realized and unrealized gains (losses) on investments	(1.41)	(0.96)	(1.64)	(2.98)		(8.95)
Total income (loss) from investment activities	(1.45)	(1.02)	(1.73)	(3.10)		(9.16)

Distributions to Shareholders From:
Net investment income	—	—	—	—		(0.01)
Net realized gains on investments	—	—	—	—		(2.36)
Total distributions	—	—	—	—		(2.37)

Net Asset Value, End of Period	$1.87	$3.32	$4.34	$6.07		$9.17

Total Return	(43.84)%	(23.27)%	(28.50)%	(33.73)%		(46.08)%

Ratios to Average Net Assets:
Gross expenses	3.41%	2.80%	2.10%	1.84%		1.89%
Net expenses	1.68%	1.68%	1.67%	1.69	%(b)	1.66%
Net investment income (loss)	(1.65)%	(1.58)%	(1.64)%	(1.58)%		(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$191	$262	$322	$506		$464
Portfolio turnover rate(c)	—	—	—	—		—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraShort NASDAQ-100 ::  209

ProFund VP UltraShort NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended December 31, 2013, the Fund had a total return of -48.63%. For the same period, the Index had a total return of 36.92%(1) and a volatility of 12.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort NASDAQ-100 from September 14, 2006 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP UltraShort NASDAQ-100	-48.63%	-44.05%	-31.37%
NASDAQ-100 Index	36.92%	25.54%	12.43%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort NASDAQ-100	2.01%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(190)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	39%
Communications	35%
Consumer, Non-cyclical	18%
Consumer, Cyclical	7%
Industrial	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

210  :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (375.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $2,837,000	$2,837,000	$2,837,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,837,000)		2,837,000
TOTAL INVESTMENT SECURITIES (Cost $2,837,000)—375.0%		2,837,000
Net other assets (liabilities)—(275.0)%		(2,080,563)
NET ASSETS—100.0%		$756,437

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $363,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $71,775)	1	$(2,459)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.43%	1/28/14	$(193,084)	$(13,594)
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	0.23%	1/28/14	(865,049)	(19,527)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.23%	1/28/14	(348,324)	(1,771)
Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	0.03%	1/28/14	(26,180)	(131)
				$(35,023)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 ::  211

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$2,837,000
Repurchase agreements, at value	2,837,000
Total Investment Securities, at value	2,837,000
Cash	825
Segregated cash balances with brokers	3,165
Receivable for capital shares issued	550
Prepaid expenses	11
TOTAL ASSETS	2,841,551

LIABILITIES:
Payable for capital shares redeemed	2,044,787
Unrealized loss on swap agreements	35,023
Variation margin on futures contracts	455
Advisory fees payable	1,540
Management services fees payable	205
Administration fees payable	32
Administrative services fees payable	448
Distribution fees payable	595
Transfer agency fees payable	51
Fund accounting fees payable	63
Compliance services fees payable	18
Other accrued expenses	1,897
TOTAL LIABILITIES	2,085,114
NET ASSETS	$756,437

NET ASSETS CONSIST OF:
Capital	$3,433,326
Accumulated net realized gains (losses) on investments	(2,639,407)
Net unrealized appreciation (depreciation) on investments	(37,482)
NET ASSETS	$756,437

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	399,281
Net Asset Value (offering and redemption price per share)	$1.89

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$497

EXPENSES:
Advisory fees	10,726
Management services fees	1,430
Administration fees	632
Transfer agency fees	988
Administrative services fees	2,703
Distribution fees	3,575
Custody fees	5,624
Fund accounting fees	1,276
Trustee fees	39
Compliance services fees	10
Other fees	156
Recoupment of prior expenses reduced by the Advisor	1,000
Total Gross Expenses before reductions	28,159
Expenses reduced and reimbursed by the Advisor	(4,133)
TOTAL NET EXPENSES	24,026
NET INVESTMENT INCOME (LOSS)	(23,529)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(69,544)
Net realized gains (losses) on swap agreements	(1,165,057)
Change in net unrealized appreciation/depreciation on investments	(4,114)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,238,715)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,262,244)

See accompanying notes to financial statements.

212  :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(23,529)	$(31,948)
Net realized gains (losses) on investments	(1,234,601)	(612,798)
Change in net unrealized appreciation/depreciation on investments	(4,114)	(78,535)
Change in net assets resulting from operations	(1,262,244)	(723,281)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	87,713,615	97,684,568
Value of shares redeemed	(87,136,418)	(96,710,137)
Change in net assets resulting from capital transactions	577,197	974,431
Change in net assets	(685,047)	251,150

NET ASSETS:
Beginning of period	1,441,484	1,190,334
End of period	$756,437	$1,441,484

SHARE TRANSACTIONS:
Issued	32,219,520	24,716,859
Redeemed	(32,214,006)	(24,533,684)
Change in shares	5,514	183,175

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort NASDAQ-100 :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$3.66	$5.65	$7.26	$12.30	$34.30

Investment Activities:
Net investment income (loss)(a)	(0.05)	(0.06)	(0.10)	(0.15)	(0.29)
Net realized and unrealized gains (losses) on investments	(1.72)	(1.93)	(1.51)	(4.89)	(21.71)
Total income (loss) from investment activities	(1.77)	(1.99)	(1.61)	(5.04)	(22.00)

Distributions to Shareholders From:
Net investment income	—	—	—	—	— (b)

Net Asset Value, End of Period	$1.89	$3.66	$5.65	$7.26	$12.30

Total Return	(48.63)%	(35.22)%	(22.18)%	(41.02)%	(64.10)%

Ratios to Average Net Assets:
Gross expenses	1.97%	2.01%	2.04%	1.74%	1.82%
Net expenses	1.68%	1.68%	1.67%	1.61%	1.68%
Net investment income (loss)	(1.65)%	(1.57)%	(1.64)%	(1.49)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$756	$1,441	$1,190	$1,761	$385
Portfolio turnover rate(c)	—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Amount is less than $0.005.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

214 :: ProFund VP Banks :: Management Discussion of Fund Performance

ProFund VP Banks seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Banks Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 33.45%. For the same period, the Index had a total return of 36.06%(1) and a volatility of 15.81%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Banks	33.45%	6.23%	-3.89%
Dow Jones U.S. Banks Index	36.06%	8.75%	-1.52%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Banks	1.98%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	30%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	13.6%
Wells Fargo & Co.	13.5%
Bank of America Corp.	10.3%
Citigroup, Inc.	9.7%
U.S. Bancorp	4.5%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Banks ::  215

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (70.2%)

	Shares	Value
Associated Banc-Corp. (Banks)	754	$13,120
BancorpSouth, Inc. (Banks)	406	10,321
Bank of America Corp. (Banks)	50,286	782,953
Bank of Hawaii Corp. (Banks)	232	13,720
BB&T Corp. (Banks)	3,306	123,380
BOK Financial Corp. (Banks)	116	7,693
CapitalSource, Inc. (Banks)	928	13,335
Capitol Federal Financial, Inc. (Savings & Loans)	638	7,726
Cathay Bancorp, Inc. (Banks)	348	9,302
Citigroup, Inc. (Banks)	14,268	743,505
City National Corp. (Banks)	232	18,379
Comerica, Inc. (Banks)	870	41,360
Commerce Bancshares, Inc. (Banks)	406	18,233
Cullen/Frost Bankers, Inc. (Banks)	232	17,268
East West Bancorp, Inc. (Banks)	638	22,311
F.N.B. Corp. (Banks)	754	9,515
Fifth Third Bancorp (Banks)	4,176	87,821
First Financial Bankshares, Inc. (Banks)	116	7,693
First Horizon National Corp. (Banks)	1,103	12,845
First Niagara Financial Group, Inc. (Savings & Loans)	1,682	17,863
First Republic Bank (Banks)	580	30,363
FirstMerit Corp. (Banks)	754	16,761
Fulton Financial Corp. (Banks)	928	12,138
Glacier Bancorp, Inc. (Banks)	348	10,367
Hancock Holding Co. (Banks)	406	14,892
Hudson City Bancorp, Inc. (Savings & Loans)	2,262	21,331
Huntington Bancshares, Inc. (Banks)	3,886	37,500
IBERIABANK Corp. (Banks)	116	7,291
International Bancshares Corp. (Banks)	290	7,653
J.P. Morgan Chase & Co. (Banks)	17,690	1,034,512
KeyCorp (Banks)	4,234	56,820
M&T Bank Corp. (Banks)	638	74,276
MB Financial, Inc. (Banks)	232	7,445
National Penn Bancshares, Inc. (Banks)	522	5,914
New York Community Bancorp (Savings & Loans)	2,088	35,182
Old National Bancorp (Banks)	464	7,132
People’s United Financial, Inc. (Savings & Loans)	1,508	22,801
PNC Financial Services Group (Banks)	2,494	193,485
Popular, Inc.* (Banks)	464	13,331
PrivateBancorp, Inc. (Banks)	290	8,390
Prosperity Bancshares, Inc. (Banks)	290	18,383
Regions Financial Corp. (Banks)	6,496	64,245
Signature Bank* (Banks)	232	24,921
SunTrust Banks, Inc. (Banks)	2,494	91,804
Susquehanna Bancshares, Inc. (Banks)	870	11,171
SVB Financial Group* (Banks)	232	24,328
Synovus Financial Corp. (Banks)	4,582	16,495
TCF Financial Corp. (Banks)	754	12,253
Texas Capital Bancshares, Inc.* (Banks)	174	10,823
Trustmark Corp. (Banks)	290	7,784
U.S. Bancorp (Banks)	8,584	346,794
UMB Financial Corp. (Banks)	174	11,185
Umpqua Holdings Corp. (Banks)	522	9,991
United Bankshares, Inc. (Banks)	232	7,296
Valley National Bancorp (Banks)	928	9,391
Washington Federal, Inc. (Savings & Loans)	464	10,807
Webster Financial Corp. (Banks)	406	12,659
Wells Fargo & Co. (Banks)	22,620	1,026,948
Westamerica Bancorp (Banks)	116	6,549
Wintrust Financial Corp. (Banks)	174	8,025
Zions Bancorp (Banks)	870	26,065
TOTAL COMMON STOCKS (Cost $2,412,499)		5,353,844
TOTAL INVESTMENT SECURITIES (Cost $2,412,499)—70.2%		5,353,844
Net other assets (liabilities)—29.8%		2,274,100
NET ASSETS—100.0%		$7,627,944

*                      Non-income producing security

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	(0.63)%	1/3/14	$2,269,728	$(272)

ProFund VP Banks invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Banks	$5,238,134	68.7%
Savings & Loans	115,710	1.5%
Other**	2,274,100	29.8%
Total	$7,627,944	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

216 :: ProFund VP Banks :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$2,412,499
Securities, at value	5,353,844
Total Investment Securities, at value	5,353,844
Dividends receivable	5,731
Receivable for investments sold	2,307,371
Prepaid expenses	52
TOTAL ASSETS	7,666,998

LIABILITIES:
Payable for capital shares redeemed	11,895
Cash overdraft	6,565
Unrealized loss on swap agreements	272
Advisory fees payable	5,167
Management services fees payable	689
Administration fees payable	262
Administrative services fees payable	2,978
Distribution fees payable	2,801
Trustee fees payable	3
Transfer agency fees payable	414
Fund accounting fees payable	513
Compliance services fees payable	121
Other accrued expenses	7,374
TOTAL LIABILITIES	39,054
NET ASSETS	$7,627,944

NET ASSETS CONSIST OF:
Capital	$21,577,619
Accumulated net investment income (loss)	8,043
Accumulated net realized gains (losses) on investments	(16,898,791)
Net unrealized appreciation (depreciation) on investments	2,941,073
NET ASSETS	$7,627,944

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	463,323
Net Asset Value (offering and redemption price per share)	$16.46

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$176,067
Interest	32
TOTAL INVESTMENT INCOME	176,099

EXPENSES:
Advisory fees	75,026
Management services fees	10,003
Administration fees	4,352
Transfer agency fees	6,776
Administrative services fees	30,723
Distribution fees	25,009
Custody fees	8,746
Fund accounting fees	9,136
Trustee fees	254
Compliance services fees	88
Other fees	8,907
Total Gross Expenses before reductions	179,020
Expenses reduced and reimbursed by the Advisor	(10,964)
TOTAL NET EXPENSES	168,056
NET INVESTMENT INCOME (LOSS)	8,043

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	598,273
Net realized gains (losses) on swap agreements	100,621
Change in net unrealized appreciation/depreciation on investments	1,203,532
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,902,426

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,910,469

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 217

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$8,043	$35,696
Net realized gains (losses) on investments	698,894	(508,702)
Change in net unrealized appreciation/depreciation on investments	1,203,532	1,045,692
Change in net assets resulting from operations	1,910,469	572,686

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,696)	—
Change in net assets resulting from distributions	(35,696)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,360,024	38,390,918
Dividends reinvested	35,696	—
Value of shares redeemed	(44,927,445)	(33,163,989)
Change in net assets resulting from capital transactions	(2,531,725)	5,226,929
Change in net assets	(656,952)	5,799,615

NET ASSETS:
Beginning of period	8,284,896	2,485,281
End of period	$7,627,944	$8,284,896
Accumulated net investment income (loss)	$8,043	$35,696

SHARE TRANSACTIONS:
Issued	2,896,774	3,419,241
Reinvested	2,613	—
Redeemed	(3,103,226)	(3,019,050)
Change in shares	(203,839)	400,191

See accompanying notes to financial statements.

218 :: ProFund VP Banks :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$12.42	$9.31	$12.71	$11.74	$12.76

Investment Activities:
Net investment income (loss)(a)	0.01	0.07	(0.04)	(0.11)	0.01
Net realized and unrealized gains (losses) on investments	4.13	3.04	(3.36)	1.09	(0.51)
Total income (loss) from investment activities	4.14	3.11	(3.40)	0.98	(0.50)

Distributions to Shareholders From:
Net investment income	(0.10)	—	—	(0.01)	(0.51)
Net realized gains on investments	—	—	—	—	(0.01)
Total distributions	(0.10)	—	—	(0.01)	(0.52)

Net Asset Value, End of Period	$16.46	$12.42	$9.31	$12.71	$11.74

Total Return	33.45%	33.40%	(26.75)%	8.34%	(4.24)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.98%	1.92%	1.89%	1.88%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.08%	0.60%	(0.31)%	(0.89)%	0.06%

Supplemental Data:
Net assets, end of period (000’s)	$7,628	$8,285	$2,485	$7,005	$7,033
Portfolio turnover rate(b)	574%	786%	716%	559%	913%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Basic Materials :: 219

ProFund VP Basic Materials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Basic Materials Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 18.43%. For the same period, the Index had a total return of 20.38%(1) and a volatility of 14.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Basic Materials	18.43%	17.80%	6.51%
Dow Jones U.S. Basic Materials Index	20.38%	19.85%	8.47%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Basic Materials	1.88%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Monsanto Co.	9.6%
E.I. du Pont de Nemours & Co.	9.5%
The Dow Chemical Co.	8.5%
Freeport-McMoRan Copper & Gold, Inc.	6.2%
Praxair, Inc.	6.0%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	76%
Industrial Metals	15%
Mining	5%
Forestry and Paper	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

220 :: ProFund VP Basic Materials :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (100.8%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	8,880	$992,606
Airgas, Inc. (Chemicals)	2,812	314,522
Albemarle Corp. (Chemicals)	3,404	215,780
Alcoa, Inc. (Mining)	45,288	481,411
Allegheny Technologies, Inc. (Iron/Steel)	4,588	163,470
Alpha Natural Resources, Inc.* (Coal)	9,324	66,573
Ashland, Inc. (Chemicals)	3,108	301,600
Axiall Corp. (Chemicals)	2,960	140,422
Cabot Corp. (Chemicals)	2,516	129,322
Carpenter Technology Corp. (Iron/Steel)	2,220	138,084
Celanese Corp.—Series A (Chemicals)	6,660	368,365
CF Industries Holdings, Inc. (Chemicals)	2,368	551,839
Chemtura Corp.* (Chemicals)	4,144	115,700
Cliffs Natural Resources, Inc. (Iron/Steel)	6,512	170,680
Coeur d’Alene Mines Corp.* (Mining)	4,292	46,568
Commercial Metals Co. (Iron/Steel)	4,884	99,292
Compass Minerals International, Inc. (Mining)	1,480	118,474
CONSOL Energy, Inc. (Coal)	9,620	365,945
Cytec Industries, Inc. (Chemicals)	1,480	137,877
Domtar Corp. (Forest Products & Paper)	1,332	125,661
E.I. du Pont de Nemours & Co. (Chemicals)	39,220	2,548,123
Eastman Chemical Co. (Chemicals)	6,512	525,518
Ecolab, Inc. (Chemicals)	11,396	1,188,261
FMC Corp. (Chemicals)	5,624	424,387
Freeport-McMoRan Copper & Gold, Inc. (Mining)	43,956	1,658,899
Fuller (H.B.) Co. (Chemicals)	2,072	107,827
Huntsman Corp. (Chemicals)	8,288	203,885
International Flavors & Fragrances, Inc. (Chemicals)	3,404	292,676
International Paper Co. (Forest Products & Paper)	18,796	921,568
Kaiser Aluminum Corp. (Mining)	740	51,978
LyondellBasell Industries N.V.—Class A (Chemicals)	18,500	1,485,181
Minerals Technologies, Inc. (Chemicals)	1,480	88,904
Monsanto Co. (Chemicals)	22,200	2,587,411
NewMarket Corp. (Chemicals)	444	148,363
Newmont Mining Corp. (Mining)	21,016	483,998
Nucor Corp. (Iron/Steel)	13,468	718,922
Olin Corp. (Chemicals)	3,404	98,205
Peabody Energy Corp. (Coal)	11,396	222,564
PolyOne Corp. (Chemicals)	4,144	146,490
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,924	74,844
PPG Industries, Inc. (Chemicals)	6,068	1,150,857
Praxair, Inc. (Chemicals)	12,432	1,616,533
Reliance Steel & Aluminum Co. (Iron/Steel)	3,256	246,935
Resolute Forest Products, Inc.* (Forest Products & Paper)	3,996	64,016
Rockwood Holdings, Inc. (Chemicals)	3,108	223,527
Royal Gold, Inc. (Mining)	2,812	129,549
RPM, Inc. (Chemicals)	5,624	233,452
Sensient Technologies Corp. (Chemicals)	2,072	100,533
Sigma-Aldrich Corp. (Chemicals)	5,032	473,058
Steel Dynamics, Inc. (Iron/Steel)	9,324	182,191
Stillwater Mining Co.* (Mining)	5,032	62,095
The Dow Chemical Co. (Chemicals)	51,356	2,280,206
The Mosaic Co. (Chemicals)	14,356	678,608
United States Steel Corp. (Iron/Steel)	6,068	179,006
W.R. Grace & Co.* (Chemicals)	3,256	321,921
Westlake Chemical Corp. (Chemicals)	888	108,398
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,220	93,418
TOTAL COMMON STOCKS (Cost $13,053,124)		27,166,498
TOTAL INVESTMENT SECURITIES (Cost $13,053,124)—100.8%		27,166,498
Net other assets (liabilities)—(0.8)%		(225,120)
NET ASSETS—100.0%		$26,941,378

*                      Non-income producing security

ProFund VP Basic Materials invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Chemicals	$20,300,357	75.4%
Coal	655,082	2.4%
Forest Products & Paper	1,111,245	4.1%
Iron/Steel	1,898,580	7.0%
Metal Fabricate/Hardware	93,418	0.3%
Mining	3,032,972	11.3%
Miscellaneous Manufacturing	74,844	0.3%
Other**	(225,120)	(0.8)%
Total	$26,941,378	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 221

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$13,053,124
Securities, at value	27,166,498
Total Investment Securities, at value	27,166,498
Dividends receivable	39,681
Prepaid expenses	132
TOTAL ASSETS	27,206,311

LIABILITIES:
Payable for capital shares redeemed	80,746
Cash overdraft	116,028
Advisory fees payable	18,427
Management services fees payable	2,457
Administration fees payable	831
Administrative services fees payable	11,457
Distribution fees payable	10,714
Trustee fees payable	9
Transfer agency fees payable	1,313
Fund accounting fees payable	1,626
Compliance services fees payable	292
Other accrued expenses	21,033
TOTAL LIABILITIES	264,933
NET ASSETS	$26,941,378

NET ASSETS CONSIST OF:
Capital	$32,060,899
Accumulated net investment income (loss)	182,574
Accumulated net realized gains (losses) on investments	(19,415,469)
Net unrealized appreciation (depreciation) on investments	14,113,374
NET ASSETS	$26,941,378

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	485,918
Net Asset Value (offering and redemption price per share)	$55.44

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$587,927
Interest	14
Foreign tax withholding	(2,571)
TOTAL INVESTMENT INCOME	585,370

EXPENSES:
Advisory fees	178,576
Management services fees	23,810
Administration fees	10,299
Transfer agency fees	16,061
Administrative services fees	71,694
Distribution fees	59,525
Custody fees	6,434
Fund accounting fees	21,024
Trustee fees	626
Compliance services fees	139
Other fees	21,618
Recoupment of prior expenses reduced by the Advisor	1,800
Total Gross Expenses before reductions	411,606
Expenses reduced and reimbursed by the Advisor	(11,596)
TOTAL NET EXPENSES	400,010
NET INVESTMENT INCOME (LOSS)	185,360

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,900,250
Change in net unrealized appreciation/depreciation on investments	820,289
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,720,539

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,905,899

See accompanying notes to financial statements.

222 :: ProFund VP Basic Materials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$185,360	$216,398
Net realized gains (losses) on investments	2,900,250	3,370,887
Change in net unrealized appreciation/depreciation on investments	820,289	(1,641,056)
Change in net assets resulting from operations	3,905,899	1,946,229

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(216,113)	(81,925)
Change in net assets resulting from distributions	(216,113)	(81,925)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,320,090	27,004,510
Dividends reinvested	216,113	81,925
Value of shares redeemed	(27,541,122)	(34,885,553)
Change in net assets resulting from capital transactions	(1,004,919)	(7,799,118)
Change in net assets	2,684,867	(5,934,814)

NET ASSETS:
Beginning of period	24,256,511	30,191,325
End of period	$26,941,378	$24,256,511
Accumulated net investment income (loss)	$182,574	$216,398

SHARE TRANSACTIONS:
Issued	533,920	583,812
Reinvested	4,580	1,760
Redeemed	(565,650)	(763,462)
Change in shares	(27,150)	(177,890)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Basic Materials :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$47.28	$43.69	$52.17	$40.45	$25.02

Investment Activities:
Net investment income (loss)(a)	0.38	0.37	0.08	0.06	0.26
Net realized and unrealized gains (losses) on investments	8.25	3.35	(8.51)	11.89	15.34
Total income (loss) from investment activities	8.63	3.72	(8.43)	11.95	15.60

Distributions to Shareholders From:
Net investment income	(0.47)	(0.13)	(0.05)	(0.23)	(0.17)

Net Asset Value, End of Period	$55.44	$47.28	$43.69	$52.17	$40.45

Total Return	18.43%	8.49%	(16.15)%	29.69%	62.38%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.88%	1.78%	1.76%	1.82%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.78%	0.80%	0.15%	0.15%	0.78%

Supplemental Data:
Net assets, end of period (000’s)	$26,941	$24,257	$30,191	$79,361	$72,106
Portfolio turnover rate(b)	85%	56%	53%	134%	180%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

224 :: ProFund VP Biotechnology :: Management Discussion of Fund Performance

ProFund VP Biotechnology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Biotechnology Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 68.42%. For the same period, the Index had a total return of 71.64%(1) and a volatility of 20.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Biotechnology	68.42%	22.45%	13.27%
Dow Jones U.S. Biotechnology Index	71.64%	24.61%	15.50%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Biotechnology	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	35%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	12.7%
Amgen, Inc.	9.5%
AbbVie, Inc.	9.3%
Celgene Corp.	7.7%
Biogen Idec, Inc.	7.3%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Biotechnology :: 225

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (64.7%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	93,258	$4,924,954
Acorda Therapeutics, Inc.* (Biotechnology)	2,355	68,766
Alexion Pharmaceuticals, Inc.* (Biotechnology)	11,461	1,525,001
Alkermes PLC* (Pharmaceuticals)	8,007	325,564
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	3,140	201,996
Amgen, Inc. (Biotechnology)	44,274	5,054,319
Arena Pharmaceuticals, Inc.* (Biotechnology)	12,874	75,313
Biogen Idec, Inc.* (Biotechnology)	13,816	3,865,026
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	8,321	584,717
Celgene Corp.* (Biotechnology)	24,178	4,085,115
Cepheid, Inc.* (Healthcare-Products)	3,925	183,376
Charles River Laboratories International, Inc.* (Biotechnology)	2,826	149,891
Cubist Pharmaceuticals, Inc.* (Biotechnology)	4,396	302,753
Gilead Sciences, Inc.* (Biotechnology)	89,961	6,760,568
Illumina, Inc.* (Biotechnology)	7,379	816,265
Incyte Corp.* (Biotechnology)	8,478	429,241
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	6,751	268,960
Life Technologies Corp.* (Healthcare-Products)	10,048	761,639
Medivation, Inc.* (Pharmaceuticals)	4,396	280,553
Myriad Genetics, Inc.* (Biotechnology)	4,396	92,228
Nektar Therapeutics, Inc.* (Pharmaceuticals)	6,751	76,624
PDL BioPharma, Inc. (Biotechnology)	8,164	68,904
Pharmacyclics, Inc.* (Pharmaceuticals)	3,925	415,187
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,553	1,253,168
Seattle Genetics, Inc.* (Biotechnology)	6,594	263,035
Techne Corp. (Healthcare-Products)	1,884	178,358
United Therapeutics Corp.* (Biotechnology)	2,669	301,811
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,659	1,014,864
TOTAL COMMON STOCKS (Cost $15,420,239)		34,328,196

Repurchase Agreements(a) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $274,000	$274,000	$274,000
TOTAL REPURCHASE AGREEMENTS (Cost $274,000)		274,000
TOTAL INVESTMENT SECURITIES (Cost $15,694,239)—65.2%		34,602,196
Net other assets (liabilities)—34.8%		18,469,589
NET ASSETS—100.0%		$53,071,785

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	(0.63)%	1/3/14	$18,727,753	$(2,247)

ProFund VP Biotechnology invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Biotechnology	$26,328,264	49.6%
Healthcare-Products	1,123,373	2.1%
Pharmaceuticals	6,876,559	13.0%
Other**	18,743,589	35.3%
Total	$53,071,785	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

226 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$15,694,239
Securities, at value	34,328,196
Repurchase agreements, at value	274,000
Total Investment Securities, at value	34,602,196
Cash	515
Receivable for capital shares issued	60,927
Receivable for investments sold	18,582,775
Prepaid expenses	154
TOTAL ASSETS	53,246,567

LIABILITIES:
Payable for capital shares redeemed	51,600
Unrealized loss on swap agreements	2,247
Advisory fees payable	32,191
Management services fees payable	4,292
Administration fees payable	1,613
Administrative services fees payable	18,068
Distribution fees payable	21,808
Trustee fees payable	17
Transfer agency fees payable	2,549
Fund accounting fees payable	3,156
Compliance services fees payable	459
Other accrued expenses	36,782
TOTAL LIABILITIES	174,782
NET ASSETS	$53,071,785

NET ASSETS CONSIST OF:
Capital	$34,963,277
Accumulated net realized gains (losses) on investments	(797,202)
Net unrealized appreciation (depreciation) on investments	18,905,710
NET ASSETS	$53,071,785

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	918,985
Net Asset Value (offering and redemption price per share)	$57.75

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$306,473
Interest	110
TOTAL INVESTMENT INCOME	306,583

EXPENSES:
Advisory fees	270,760
Management services fees	36,101
Administration fees	15,405
Transfer agency fees	24,101
Administrative services fees	91,979
Distribution fees	90,253
Custody fees	5,203
Fund accounting fees	30,940
Trustee fees	865
Compliance services fees	387
Other fees	50,250
Total Gross Expenses before reductions	616,244
Expenses reduced and reimbursed by the Advisor	(9,741)
TOTAL NET EXPENSES	606,503
NET INVESTMENT INCOME (LOSS)	(299,920)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,495,973
Net realized gains (losses) on swap agreements	608,779
Change in net unrealized appreciation/depreciation on investments	12,344,815
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	17,449,567

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,149,647

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 227

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(299,920)	$(203,024)
Net realized gains (losses) on investments	5,104,752	1,025,230
Change in net unrealized appreciation/depreciation on investments	12,344,815	3,569,222
Change in net assets resulting from operations	17,149,647	4,391,428

CAPITAL TRANSACTIONS:
Proceeds from shares issued	61,727,960	43,494,230
Value of shares redeemed	(49,111,426)	(31,719,231)
Change in net assets resulting from capital transactions	12,616,534	11,774,999
Change in net assets	29,766,181	16,166,427

NET ASSETS:
Beginning of period	23,305,604	7,139,177
End of period	$53,071,785	$23,305,604

SHARE TRANSACTIONS:
Issued	1,323,887	1,412,524
Redeemed	(1,084,499)	(1,025,916)
Change in shares	239,388	386,608

See accompanying notes to financial statements.

228 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$34.29	$24.37	$22.87	$21.76	$20.98

Investment Activities:
Net investment income (loss)(a)	(0.39)	(0.37)	(0.34)	(0.36)	(0.32)
Net realized and unrealized gains (losses) on investments	23.85	10.29	1.84	1.47	1.10
Total income (loss) from investment activities	23.46	9.92	1.50	1.11	0.78

Net Asset Value, End of Period	$57.75	$34.29	$24.37	$22.87	$21.76

Total Return	68.42%	40.71%	6.56%	5.10%	3.72%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.79%	1.76%	1.79%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	(0.83)%	(1.19)%	(1.40)%	(1.59)%	(1.54)%

Supplemental Data:
Net assets, end of period (000’s)	$53,072	$23,306	$7,139	$6,982	$8,031
Portfolio turnover rate(b)	254%	336%	324%	237%	256%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Consumer Goods :: 229

ProFund VP Consumer Goods seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer Goods Index(1) (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 28.45%. For the same period, the Index had a return of 30.55%(2) and a volatility of 11.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Goods	28.45%	16.79%	7.70%
Dow Jones U.S. Consumer Goods Index	30.55%	18.85%	9.86%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Goods	1.87%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	11.4%
Coca-Cola Co.	8.0%
Philip Morris International, Inc.	7.1%
PepsiCo, Inc.	6.5%
Altria Group, Inc.	3.9%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Household Goods	19%
Beverages	18%
Food Producers	17%
Personal Goods	16%
Automobiles and Parts	14%
Tobacco	13%
Leisure Goods	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.

(2)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(4)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

230 :: ProFund VP Consumer Goods :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,365	$77,828
Altria Group, Inc. (Agriculture)	20,273	778,280
Archer-Daniels-Midland Co. (Agriculture)	6,693	290,476
Autoliv, Inc. (Auto Parts & Equipment)	970	89,046
Avon Products, Inc. (Cosmetics/Personal Care)	4,365	75,165
B&G Foods, Inc.—Class A (Food)	582	19,736
Beam, Inc. (Beverages)	1,649	112,231
BorgWarner, Inc. (Auto Parts & Equipment)	2,328	130,158
Brown-Forman Corp.—Class B (Beverages)	1,649	124,615
Brunswick Corp. (Leisure Time)	873	40,210
Bunge, Ltd. (Agriculture)	1,455	119,470
Campbell Soup Co. (Food)	1,843	79,765
Carter’s, Inc. (Apparel)	582	41,782
Church & Dwight, Inc. (Household Products/Wares)	1,358	90,008
Clorox Co. (Household Products/Wares)	1,261	116,970
Coach, Inc. (Retail)	2,813	157,894
Coca-Cola Co. (Beverages)	38,412	1,586,799
Coca-Cola Enterprises, Inc. (Beverages)	2,425	107,015
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,924	581,934
ConAgra Foods, Inc. (Food)	4,268	143,832
Constellation Brands, Inc.* (Beverages)	1,649	116,057
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	582	13,991
Crocs, Inc.* (Apparel)	873	13,898
D.R. Horton, Inc. (Home Builders)	2,910	64,951
Dana Holding Corp. (Auto Parts & Equipment)	1,455	28,547
Darling International, Inc.* (Environmental Control)	1,649	34,431
Dean Foods Co.* (Food)	970	16,674
Deckers Outdoor Corp.* (Apparel)	388	32,770
Delphi Automotive PLC (Auto Parts & Equipment)	2,813	169,145
Dr. Pepper Snapple Group, Inc. (Beverages)	2,037	99,243
Electronic Arts, Inc.* (Software)	3,104	71,206
Energizer Holdings, Inc. (Electrical Components & Equipment)	582	62,996
Fifth & Pacific Cos., Inc.* (Retail)	1,261	40,440
Flowers Foods, Inc. (Food)	1,746	37,487
Ford Motor Co. (Auto Manufacturers)	39,964	616,645
Fossil Group, Inc.* (Distribution/Wholesale)	485	58,171
General Mills, Inc. (Food)	6,402	319,524
General Motors Co.* (Auto Manufacturers)	11,543	471,762
Gentex Corp. (Electronics)	1,455	48,000
Genuine Parts Co. (Distribution/Wholesale)	1,552	129,111
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,358	102,638
Hanesbrands, Inc. (Apparel)	970	68,162
Harley-Davidson, Inc. (Leisure Time)	2,231	154,474
Harman International Industries, Inc. (Home Furnishings)	679	55,576
Hasbro, Inc. (Toys/Games/Hobbies)	1,164	64,032
Herbalife, Ltd. (Pharmaceuticals)	873	68,705
Herman Miller, Inc. (Office Furnishings)	582	17,181
Hillshire Brands Co. (Food)	1,261	42,168
HNI Corp. (Office Furnishings)	485	18,832
Hormel Foods Corp. (Food)	1,358	61,341
Iconix Brand Group, Inc.* (Apparel)	485	19,255
Ingredion, Inc. (Food)	776	53,125
Jarden Corp.* (Household Products/Wares)	1,164	71,411
Johnson Controls, Inc. (Auto Parts & Equipment)	6,887	353,303
Kellogg Co. (Food)	2,619	159,942
Kimberly-Clark Corp. (Household Products/Wares)	3,880	405,305
Kraft Foods Group, Inc. (Food)	6,014	324,275
Lancaster Colony Corp. (Food)	194	17,101
Lear Corp. (Auto Parts & Equipment)	776	62,833
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,455	45,018
Lennar Corp.—Class A (Home Builders)	1,649	65,234
Leucadia National Corp. (Holding Companies-Diversified)	3,201	90,716
LKQ Corp.* (Distribution/Wholesale)	3,007	98,930
Lorillard, Inc. (Agriculture)	3,686	186,806
Lululemon Athleitca, Inc.* (Retail)	1,067	62,985
M.D.C. Holdings, Inc.* (Home Builders)	388	12,509
Mattel, Inc. (Toys/Games/Hobbies)	3,395	161,534
McCormick & Co., Inc. (Food)	1,358	93,593
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	2,037	170,619
Michael Kors Holdings, Ltd.* (Apparel)	1,843	149,633
Mohawk Industries, Inc.* (Textiles)	582	86,660
Molson Coors Brewing Co.—Class B (Beverages)	1,552	87,145
Mondelez International, Inc.—Class A (Food)	17,751	626,610
Monster Beverage Corp.* (Beverages)	1,358	92,032
Newell Rubbermaid, Inc. (Housewares)	2,910	94,313
NIKE, Inc.—Class B (Apparel)	7,566	594,991
Nu Skin Enterprises, Inc.—Class A (Retail)	582	80,444
PepsiCo, Inc. (Beverages)	15,520	1,287,228
Philip Morris International, Inc. (Agriculture)	16,199	1,411,420
Polaris Industries, Inc. (Leisure Time)	679	98,890
Pool Corp. (Distribution/Wholesale)	485	28,198
Post Holdings, Inc.* (Food)	291	14,338
Procter & Gamble Co. (Cosmetics/Personal Care)	27,548	2,242,683
PulteGroup, Inc. (Home Builders)	3,492	71,132
PVH Corp. (Retail)	873	118,746
Ralph Lauren Corp. (Apparel)	582	102,764
Reynolds American, Inc. (Agriculture)	3,201	160,018
Snap-on, Inc. (Hand/Machine Tools)	582	63,741
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,552	125,231
Steven Madden, Ltd.* (Apparel)	582	21,295
Take-Two Interactive Software, Inc.* (Software)	970	16,849
Tempur-Pedic International, Inc.* (Home Furnishings)	582	31,405
Tenneco, Inc.* (Auto Parts & Equipment)	582	32,924
Tesla Motors, Inc.* (Auto Manufacturers)	873	131,282
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	2,619	197,263
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	2,522	60,150
The Hain Celestial Group, Inc.* (Food)	485	44,028
The Hershey Co. (Food)	1,552	150,901
The JM Smucker Co.—Class A (Food)	1,067	110,563
The Middleby Corp.* (Machinery-Diversified)	194	46,554
The Ryland Group, Inc. (Home Builders)	485	21,054

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods ::  231

Common Stocks, continued

	Shares	Value
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	485	$30,177
Thor Industries, Inc. (Home Builders)	485	26,787
TiVo, Inc.* (Home Furnishings)	1,261	16,544
Toll Brothers, Inc.* (Home Builders)	1,649	61,013
TreeHouse Foods, Inc.* (Food)	388	26,741
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,164	86,590
Tupperware Corp. (Household Products/Wares)	485	45,847
Tyson Foods, Inc.—Class A (Food)	2,716	90,877
Under Armour, Inc.*—Class A (Apparel)	776	67,745
Universal Corp. (Agriculture)	194	10,592
V.F. Corp. (Apparel)	3,492	217,691
Visteon Corp.* (Auto Parts & Equipment)	485	39,717
WABCO Holdings, Inc.* (Auto Parts & Equipment)	582	54,365
Whirlpool Corp. (Home Furnishings)	776	121,723
Whitewave Foods Co.* (Food)	1,746	40,053
Wolverine World Wide, Inc. (Apparel)	970	32,941
TOTAL COMMON STOCKS (Cost $9,376,644)		19,685,754

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $17,000	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000
TOTAL INVESTMENT SECURITIES (Cost $9,393,644)—99.8%		19,702,754
Net other assets (liabilities)—0.2%		41,093
NET ASSETS—100.0%		$19,743,847

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Goods invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Agriculture	$2,957,062	15.1%
Apparel	1,362,927	6.9%
Auto Manufacturers	1,219,689	6.2%
Auto Parts & Equipment	1,120,769	5.7%
Beverages	3,715,002	18.8%
Cosmetics/Personal Care	3,097,045	15.8%
Distribution/Wholesale	314,410	1.6%
Electrical Components & Equipment	62,996	0.3%
Electronics	48,000	0.2%
Environmental Control	34,431	0.2%
Food	2,472,674	12.5%
Hand/Machine Tools	188,972	1.0%
Holding Companies-Diversified	90,716	0.5%
Home Builders	322,680	1.6%
Home Furnishings	225,249	1.1%
Household Products/Wares	759,719	3.8%
Housewares	94,313	0.5%
Leisure Time	293,574	1.5%
Machinery-Diversified	46,554	0.2%
Miscellaneous Manufacturing	45,018	0.2%
Office Furnishings	36,013	0.2%
Pharmaceuticals	239,324	1.2%
Retail	460,508	2.3%
Software	165,883	0.8%
Textiles	86,660	0.4%
Toys/Games/Hobbies	225,566	1.1%
Other**	58,093	0.3%
Total	$19,743,847	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

232 :: ProFund VP Consumer Goods :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$9,393,644
Securities, at value	19,685,754
Repurchase agreements, at value	17,000
Total Investment Securities, at value	19,702,754
Cash	415
Dividends and interest receivable	54,502
Receivable for capital shares issued	35,627
Prepaid expenses	93
TOTAL ASSETS	19,793,391

LIABILITIES:
Payable for capital shares redeemed	4,158
Advisory fees payable	13,004
Management services fees payable	1,734
Administration fees payable	615
Administrative services fees payable	7,154
Distribution fees payable	5,949
Trustee fees payable	6
Transfer agency fees payable	973
Fund accounting fees payable	1,204
Compliance services fees payable	239
Other accrued expenses	14,508
TOTAL LIABILITIES	49,544
NET ASSETS	$19,743,847

NET ASSETS CONSIST OF:
Capital	$13,542,265
Accumulated net investment income (loss)	143,858
Accumulated net realized gains (losses) on investments	(4,251,386)
Net unrealized appreciation (depreciation) on investments	10,309,110
NET ASSETS	$19,743,847

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	385,959
Net Asset Value (offering and redemption price per share)	$51.16

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$465,672
Interest	10
TOTAL INVESTMENT INCOME	465,682

EXPENSES:
Advisory fees	143,672
Management services fees	19,156
Administration fees	8,317
Transfer agency fees	13,015
Administrative services fees	62,541
Distribution fees	47,891
Custody fees	8,098
Fund accounting fees	17,536
Trustee fees	474
Compliance services fees	152
Other fees	17,110
Total Gross Expenses before reductions	337,962
Expenses reduced and reimbursed by the Advisor	(16,138)
TOTAL NET EXPENSES	321,824
NET INVESTMENT INCOME (LOSS)	143,858

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	647,081
Change in net unrealized appreciation/depreciation on investments	3,684,430
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,331,511

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,475,369

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 233

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$143,858	$171,149
Net realized gains (losses) on investments	647,081	886,177
Change in net unrealized appreciation/depreciation on investments	3,684,430	629,018
Change in net assets resulting from operations	4,475,369	1,686,344

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(171,149)	(167,801)
Change in net assets resulting from distributions	(171,149)	(167,801)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,913,071	26,192,515
Dividends reinvested	171,149	167,801
Value of shares redeemed	(19,232,261)	(31,185,280)
Change in net assets resulting from capital transactions	851,959	(4,824,964)
Change in net assets	5,156,179	(3,306,421)

NET ASSETS:
Beginning of period	14,587,668	17,894,089
End of period	$19,743,847	$14,587,668
Accumulated net investment income (loss)	$143,858	$171,149

SHARE TRANSACTIONS:
Issued	432,682	675,160
Reinvested	3,685	4,346
Redeemed	(413,817)	(806,106)
Change in shares	22,550	(126,600)

See accompanying notes to financial statements.

234 :: ProFund VP Consumer Goods :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$40.14	$36.52	$34.58	$29.63	$24.61

Investment Activities:
Net investment income (loss)(a)	0.35	0.39	0.33	0.34	0.38
Net realized and unrealized gains (losses) on investments	11.03	3.56	2.05	4.78	4.91
Total income (loss) from investment activities	11.38	3.95	2.38	5.12	5.29

Distributions to Shareholders From:
Net investment income	(0.36)	(0.33)	(0.44)	(0.17)	(0.27)

Net Asset Value, End of Period	$51.16	$40.14	$36.52	$34.58	$29.63

Total Return	28.45%	10.86%	6.94%	17.36%	21.57%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.87%	1.82%	1.83%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	0.75%	1.00%	0.93%	1.10%	1.46%

Supplemental Data:
Net assets, end of period (000’s)	$19,744	$14,588	$17,894	$19,702	$16,894
Portfolio turnover rate(b)	66%	104%	167%	245%	242%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Consumer Services :: 235

ProFund VP Consumer Services seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer Services Index(1) (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 39.87%. For the same period, the Index had a return of 42.17%(2) and a volatility of 11.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(3)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Services	39.87%	23.39%	7.54%
Dow Jones U.S. Consumer Services Index	42.17%	25.62%	9.53%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Services	1.91%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	5.5%
Comcast Corp.	5.0%
Wal-Mart Stores, Inc.	4.8%
Walt Disney Co.	4.7%
The Home Depot, Inc.	4.3%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	37%
Media	29%
Travel and Leisure	21%
Food and Drug Retailers	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

(2)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(4)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

236 :: ProFund VP Consumer Services :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (100.3%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	1,176	$34,574
Abercrombie & Fitch Co.—Class A (Retail)	1,176	38,702
Acxiom Corp.* (Software)	1,176	43,488
Advance Auto Parts, Inc. (Retail)	980	108,466
Aeropostale, Inc.* (Retail)	1,176	10,690
Alaska Air Group, Inc. (Airlines)	980	71,903
Amazon.com, Inc.* (Internet)	5,488	2,188,559
AMC Networks, Inc.*—Class A (Media)	784	53,398
American Airlines Group, Inc.* (Airlines)	2,744	69,286
American Eagle Outfitters, Inc. (Retail)	2,548	36,691
AmerisourceBergen Corp. (Pharmaceuticals)	3,332	234,273
ANN, Inc.* (Retail)	588	21,497
Apollo Group, Inc.*—Class A (Commercial Services)	1,568	42,838
Ascena Retail Group, Inc.* (Retail)	1,960	41,474
AutoNation, Inc.* (Retail)	980	48,696
AutoZone, Inc.* (Retail)	588	281,029
Avis Budget Group, Inc.* (Commercial Services)	1,568	63,379
Bally Technologies, Inc.* (Entertainment)	588	46,129
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	784	31,580
Bed Bath & Beyond, Inc.* (Retail)	3,136	251,821
Best Buy Co., Inc. (Retail)	4,116	164,146
Big Lots, Inc.* (Retail)	784	25,315
Bob Evans Farms, Inc. (Retail)	392	19,831
Brinker International, Inc. (Retail)	980	45,413
Cabela’s, Inc.* (Retail)	784	52,261
Cablevision Systems Corp. NY—Class A (Media)	3,136	56,228
Cardinal Health, Inc. (Pharmaceuticals)	5,096	340,464
CarMax, Inc.* (Retail)	3,332	156,671
Carnival Corp.—Class A (Leisure Time)	6,468	259,819
Casey’s General Stores, Inc. (Retail)	588	41,307
CBS Corp.—Class B (Media)	8,232	524,708
Charter Communications, Inc.*—Class A (Media)	980	134,025
Chemed Corp. (Commercial Services)	196	15,018
Chico’s FAS, Inc. (Retail)	2,352	44,312
Chipotle Mexican Grill, Inc.* (Retail)	392	208,850
Choice Hotels International, Inc. (Lodging)	392	19,251
Cinemark Holdings, Inc. (Entertainment)	1,568	52,261
Comcast Corp.—Class A (Media)	38,416	1,996,288
Copart, Inc.* (Retail)	1,568	57,467
Costco Wholesale Corp. (Retail)	6,468	769,757
Cracker Barrel Old Country Store, Inc. (Retail)	392	43,147
CST Brands, Inc. (Retail)	1,176	43,183
CVS Caremark Corp. (Retail)	17,640	1,262,495
Darden Restaurants, Inc. (Retail)	1,960	106,565
Delta Air Lines, Inc. (Airlines)	12,544	344,583
DeVry, Inc. (Commercial Services)	784	27,832
Dick’s Sporting Goods, Inc. (Retail)	1,568	91,101
Dillards, Inc.—Class A (Retail)	392	38,106
DIRECTV*—Class A (Media)	7,252	501,041
Discovery Communications, Inc.*—Class A (Media)	3,332	301,279
DISH Network Corp.*—Class A (Media)	3,136	181,637
Dolby Laboratories, Inc.*—Class A (Entertainment)	784	30,231
Dollar General Corp.* (Retail)	4,312	260,099
Dollar Tree, Inc.* (Retail)	3,136	176,933
Domino’s Pizza, Inc. (Retail)	784	54,606
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	980	34,790
DSW, Inc.—Class A (Retail)	1,176	50,250
Dun & Bradstreet Corp. (Software)	588	72,177
Dunkin’ Brands Group, Inc. (Retail)	1,568	75,578
eBay, Inc.* (Internet)	17,248	946,743
Expedia, Inc. (Internet)	1,568	109,227
Express, Inc.* (Retail)	1,176	21,956
FactSet Research Systems, Inc. (Media)	588	63,845
Family Dollar Stores, Inc. (Retail)	1,372	89,139
Foot Locker, Inc. (Retail)	2,156	89,345
GameStop Corp.—Class A (Retail)	1,764	86,895
Gannett Co., Inc. (Media)	3,332	98,561
Genesco, Inc.* (Retail)	392	28,640
GNC Holdings, Inc.—Class A (Retail)	1,372	80,193
Group 1 Automotive, Inc. (Retail)	392	27,840
Groupon, Inc.* (Internet)	5,488	64,594
GUESS?, Inc. (Retail)	784	24,359
H & R Block, Inc. (Commercial Services)	4,116	119,528
Harris Teeter Supermarkets, Inc. (Food)	784	38,690
Hertz Global Holdings, Inc.* (Commercial Services)	6,664	190,723
Hillenbrand, Inc. (Miscellaneous Manufacturing)	980	28,832
HSN, Inc. (Retail)	588	36,632
Hyatt Hotels Corp.*—Class A (Lodging)	784	38,777
IHS, Inc.*—Class A (Computers)	980	117,306
International Game Technology (Entertainment)	3,724	67,629
J.C. Penney Co., Inc.* (Retail)	4,508	41,248
Jack in the Box, Inc.* (Retail)	588	29,412
JetBlue Airways Corp.* (Airlines)	3,136	26,813
John Wiley & Sons, Inc. (Media)	588	32,458
Kar Auction Services, Inc. (Commercial Services)	1,960	57,918
Kohls Corp. (Retail)	2,940	166,845
Kroger Co. (Food)	7,644	302,167
L Brands, Inc. (Retail)	3,528	218,207
Lamar Advertising Co.*—Class A (Advertising)	980	51,205
Las Vegas Sands Corp. (Lodging)	5,684	448,298
Liberty Global PLC*—Class A (Media)	5,488	488,378
Liberty Media Corp.* (Media)	1,568	229,634
Liberty Media Holding Corp.—Interactive Series A* (Internet)	7,056	207,094
Liberty Ventures* (Internet)	588	72,083
Life Time Fitness, Inc.* (Leisure Time)	588	27,636
Live Nation, Inc.* (Commercial Services)	2,156	42,603
Lowe’s Cos., Inc. (Retail)	15,484	767,232
Lumber Liquidators Holdings, Inc.* (Retail)	392	40,333
Macy’s, Inc. (Retail)	5,488	293,059
Madison Square Garden, Inc.*—Class A (Entertainment)	980	56,428
Marriott International, Inc.—Class A (Lodging)	3,333	164,510
Marriott Vacations Worldwide Corp.* (Entertainment)	392	20,682
McDonald’s Corp. (Retail)	14,700	1,426,341
McKesson Corp. (Pharmaceuticals)	3,332	537,784
Meredith Corp. (Media)	588	30,458
MGM Resorts International* (Lodging)	4,900	115,248
Morningstar, Inc. (Commercial Services)	392	30,611
Murphy USA, Inc.* (Oil & Gas)	588	24,437
Neilsen Holdings N.V. (Media)	3,724	170,894
Netflix, Inc.* (Internet)	784	288,645
News Corp.*—Class A (Media)	7,448	134,213

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 237

Common Stocks, continued

	Shares	Value
Nordstrom, Inc. (Retail)	2,156	$133,241
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	980	34,761
Omnicare, Inc. (Pharmaceuticals)	1,568	94,644
Omnicom Group, Inc. (Advertising)	3,724	276,954
OpenTable, Inc.* (Internet)	392	31,113
O’Reilly Automotive, Inc.* (Retail)	1,568	201,817
Outerwall, Inc.* (Diversified Financial Services)	392	26,370
Panera Bread Co.*—Class A (Retail)	392	69,262
Papa John’s International, Inc. (Retail)	392	17,797
Penn National Gaming, Inc.* (Entertainment)	980	14,043
PetSmart, Inc. (Retail)	1,568	114,072
Pier 1 Imports, Inc. (Retail)	1,568	36,189
Priceline.com, Inc.* (Internet)	784	911,322
Regal Entertainment Group—Class A (Entertainment)	1,176	22,873
Rent-A-Center, Inc. (Commercial Services)	784	26,139
Rite Aid Corp.* (Retail)	12,544	63,473
Rollins, Inc. (Commercial Services)	980	29,684
Ross Stores, Inc. (Retail)	3,136	234,980
Royal Caribbean Cruises, Ltd. (Leisure Time)	2,352	111,532
Safeway, Inc. (Food)	3,724	121,291
Sally Beauty Holdings, Inc.* (Retail)	1,960	59,251
Scripps Networks Interactive—Class A (Media)	1,568	135,491
Sears Holdings Corp.* (Retail)	588	28,836
Service Corp. International (Commercial Services)	3,136	56,855
Shutterfly, Inc.* (Internet)	588	29,947
Signet Jewelers, Ltd. (Retail)	1,176	92,551
Sinclair Broadcast Group, Inc.—Class A (Media)	1,176	42,018
Sirius XM Holdings, Inc.* (Media)	44,492	155,277
Six Flags Entertainment Corp. (Entertainment)	1,372	50,517
Sotheby’s—Class A (Commercial Services)	980	52,136
Southwest Airlines Co. (Airlines)	10,388	195,710
Spirit Airlines, Inc.* (Airlines)	980	44,502
Staples, Inc. (Retail)	9,800	155,722
Starbucks Corp. (Retail)	11,172	875,773
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,744	218,011
Starz-Liberty Capital* (Media)	1,372	40,117
Sysco Corp. (Food)	8,624	311,326
Target Corp. (Retail)	9,408	595,244
The Buckle, Inc. (Retail)	392	20,604
The Cheesecake Factory, Inc. (Retail)	784	37,844
The Children’s Place Retail Stores, Inc.* (Retail)	392	22,332
The Fresh Market, Inc.* (Food)	588	23,814
The Gap, Inc. (Retail)	3,920	153,194
The Home Depot, Inc. (Retail)	20,776	1,710,695
The Interpublic Group of Cos., Inc. (Advertising)	6,076	107,545
The Men’s Wearhouse, Inc. (Retail)	588	30,035
The New York Times Co.—Class A (Media)	1,764	27,995
The Wendy’s Co. (Retail)	4,116	35,892
Tiffany & Co. (Retail)	1,568	145,479
Time Warner Cable, Inc. (Media)	4,116	557,718
Time Warner, Inc. (Media)	13,328	929,228
TJX Cos., Inc. (Retail)	10,584	674,518
Tractor Supply Co. (Retail)	2,156	167,262
TripAdvisor, Inc.* (Internet)	1,568	129,877
Twenty-First Century Fox, Inc.—Class A (Media)	29,008	1,020,502
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	980	94,590
United Continental Holdings, Inc.* (Airlines)	5,292	200,196
United Natural Foods, Inc.* (Food)	784	59,106
Urban Outfitters, Inc.* (Retail)	1,568	58,173
Vail Resorts, Inc. (Entertainment)	588	44,235
ValueClick, Inc.* (Internet)	980	22,903
VCA Antech, Inc.* (Pharmaceuticals)	1,372	43,026
Viacom, Inc.—Class B (Media)	6,076	530,678
Vitamin Shoppe, Inc.* (Retail)	392	20,388
Walgreen Co. (Retail)	12,936	743,044
Wal-Mart Stores, Inc. (Retail)	23,912	1,881,634
Walt Disney Co. (Media)	24,108	1,841,851
Weight Watchers International, Inc. (Commercial Services)	392	12,909
Whole Foods Market, Inc. (Food)	5,488	317,372
Williams-Sonoma, Inc. (Retail)	1,372	79,960
Wyndham Worldwide Corp. (Lodging)	1,960	144,432
Wynn Resorts, Ltd. (Lodging)	1,176	228,391
YUM! Brands, Inc. (Retail)	6,664	503,865
TOTAL COMMON STOCKS (Cost $24,116,698)		39,641,954
TOTAL INVESTMENT SECURITIES (Cost $24,116,698)—100.3%		39,641,954
Net other assets (liabilities)—(0.3)%		(99,166)
NET ASSETS—100.0%		$39,542,788

*                      Non-income producing security

ProFund VP Consumer Services invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Advertising	$435,704	1.1%
Airlines	952,993	2.4%
Commercial Services	802,747	2.0%
Computers	117,306	0.3%
Distribution/Wholesale	31,580	0.1%
Diversified Financial Services	26,370	0.1%
Entertainment	439,818	1.1%
Food	1,173,766	3.0%
Internet	5,002,106	12.6%
Leisure Time	433,748	1.1%
Lodging	1,376,917	3.5%
Media	10,277,919	26.0%
Miscellaneous Manufacturing	28,832	0.1%
Oil & Gas	24,437	0.1%
Pharmaceuticals	1,250,192	3.2%
Retail	17,151,854	43.3%
Software	115,665	0.3%
Other**	(99,166)	(0.3)%
Total	$39,542,788	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

238 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$24,116,698
Securities, at value	39,641,954
Total Investment Securities, at value	39,641,954
Dividends receivable	55,000
Receivable for capital shares issued	175,895
Prepaid expenses	129
TOTAL ASSETS	39,872,978

LIABILITIES:
Payable for capital shares redeemed	10,142
Cash overdraft	230,271
Advisory fees payable	21,963
Management services fees payable	2,928
Administration fees payable	1,208
Administrative services fees payable	15,799
Distribution fees payable	14,668
Trustee fees payable	13
Transfer agency fees payable	1,910
Fund accounting fees payable	2,365
Compliance services fees payable	366
Other accrued expenses	28,557
TOTAL LIABILITIES	330,190
NET ASSETS	$39,542,788

NET ASSETS CONSIST OF:
Capital	$25,492,971
Accumulated net realized gains (losses) on investments	(1,475,439)
Net unrealized appreciation (depreciation) on investments	15,525,256
NET ASSETS	$39,542,788

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	692,528
Net Asset Value (offering and redemption price per share)	$57.10

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$412,401
Interest	27
Foreign tax withholding	(282)
TOTAL INVESTMENT INCOME	412,146

EXPENSES:
Advisory fees	218,521
Management services fees	29,136
Administration fees	12,408
Transfer agency fees	19,385
Administrative services fees	86,924
Distribution fees	72,840
Custody fees	13,577
Fund accounting fees	26,085
Trustee fees	703
Compliance services fees	259
Other fees	39,180
Total Gross Expenses before reductions	519,018
Expenses reduced and reimbursed by the Advisor	(29,530)
TOTAL NET EXPENSES	489,488
NET INVESTMENT INCOME (LOSS)	(77,342)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	142,817
Change in net unrealized appreciation/depreciation on investments	9,060,968
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,203,785

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,126,443

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 239

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(77,342)	$69,340
Net realized gains (losses) on investments	142,817	215,365
Change in net unrealized appreciation/depreciation on investments	9,060,968	3,288,036
Change in net assets resulting from operations	9,126,443	3,572,741

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(69,340)	—
Net realized gains on investments	(78,604)	(93,656)
Change in net assets resulting from distributions	(147,944)	(93,656)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,654,543	48,506,775
Dividends reinvested	147,944	93,656
Value of shares redeemed	(35,089,129)	(53,022,048)
Change in net assets resulting from capital transactions	12,713,358	(4,421,617)
Change in net assets	21,691,857	(942,532)

NET ASSETS:
Beginning of period	17,850,931	18,793,463
End of period	$39,542,788	$17,850,931
Accumulated net investment income (loss)	$—	$69,340

SHARE TRANSACTIONS:
Issued	986,769	1,258,742
Reinvested	3,152	2,505
Redeemed	(732,303)	(1,382,926)
Change in shares	257,618	(121,679)

See accompanying notes to financial statements.

240 :: ProFund VP Consumer Services :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$41.05	$33.77	$32.01	$26.37	$20.16

Investment Activities:
Net investment income (loss)(a)	(0.13)	0.13	— (b)	(0.02)	(0.01)
Net realized and unrealized gains (losses) on investments	16.44	7.32	1.76	5.66	6.22
Total income (loss) from investment activities	16.31	7.45	1.76	5.64	6.21

Distributions to Shareholders From:
Net investment income	(0.12)	—	—	—	—
Net realized gains on investments	(0.14)	(0.17)	—	—	—
Total distributions	(0.26)	(0.17)	—	—	—

Net Asset Value, End of Period	$57.10	$41.05	$33.77	$32.01	$26.37

Total Return	39.87%	22.10%	5.50%	21.39%	30.80%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.91%	1.94%	1.95%	2.51%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(0.27)%	0.34%	— (c)	(0.08)%	(0.06)%

Supplemental Data:
Net assets, end of period (000’s)	$39,543	$17,851	$18,793	$22,076	$6,404
Portfolio turnover rate(d)	73%	182%	232%	203%	467%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Amount is less than $0.005.

(c)               Amount is less than 0.005%.

(d)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Financials :: 241

ProFund VP Financials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Financials Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 32.08%. For the same period, the Index had a return of 34.22%(1) and a volatility of 13.58%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	32.08%	12.61%	-0.25%
Dow Jones U.S. Financials Index	34.22%	14.39%	1.44%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.91%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	6.2%
Wells Fargo & Co.	6.1%
Berkshire Hathaway, Inc.	6.0%
Bank of America Corp.	4.7%
Citigroup, Inc.	4.5%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
General Financial	27%
Nonlife Insurance	18%
Real Estate Investment Trusts	16%
Life Insurance	6%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

242 :: ProFund VP Financials :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.3%)

	Shares	Value
ACE, Ltd. (Insurance)	4,016	$415,776
Affiliated Managers Group, Inc.* (Diversified Financial Services)	502	108,874
AFLAC, Inc. (Insurance)	6,024	402,403
Alexander & Baldwin, Inc. (Real Estate)	502	20,948
Alexandria Real Estate Equities, Inc. (REIT)	1,004	63,874
Allied World Assurance Co. Holdings, Ltd. (Insurance)	502	56,631
Allstate Corp. (Insurance)	5,522	301,170
American Campus Communities, Inc. (REIT)	1,506	48,508
American Capital Agency Corp. (REIT)	4,518	87,152
American Express Co. (Diversified Financial Services)	11,546	1,047,568
American Financial Group, Inc. (Insurance)	1,004	57,951
American International Group, Inc. (Insurance)	18,072	922,576
American Realty Capital Properties, Inc. (REIT)	2,510	32,279
American Tower Corp. (REIT)	5,020	400,696
Ameriprise Financial, Inc. (Diversified Financial Services)	2,510	288,776
Annaly Mortgage Management, Inc. (REIT)	11,546	115,114
Aon PLC (Insurance)	3,514	294,789
Apartment Investment and Management Co.—Class A (REIT)	2,008	52,027
Arch Capital Group, Ltd.* (Insurance)	1,506	89,893
Argo Group International Holdings, Ltd. (Insurance)	502	23,338
ARMOUR Residential REIT, Inc. (REIT)	4,518	18,117
Arthur J. Gallagher & Co. (Insurance)	1,506	70,677
Aspen Insurance Holdings, Ltd. (Insurance)	1,004	41,475
Associated Banc-Corp. (Banks)	2,008	34,939
Assurant, Inc. (Insurance)	1,004	66,635
Assured Guaranty, Ltd. (Insurance)	2,008	47,369
AvalonBay Communities, Inc. (REIT)	1,506	178,054
Axis Capital Holdings, Ltd. (Insurance)	1,506	71,640
BancorpSouth, Inc. (Banks)	1,004	25,522
Bank of America Corp. (Banks)	132,026	2,055,645
Bank of Hawaii Corp. (Banks)	502	29,688
Bank of New York Mellon Corp. (Banks)	14,056	491,117
BB&T Corp. (Banks)	8,534	318,489
Berkshire Hathaway, Inc.*—Class B (Insurance)	22,088	2,618,753
BioMed Realty Trust, Inc. (REIT)	2,510	45,481
BlackRock, Inc. (Diversified Financial Services)	1,506	476,603
BOK Financial Corp. (Banks)	502	33,293
Boston Properties, Inc. (REIT)	2,008	201,543
Brandywine Realty Trust (REIT)	2,008	28,293
BRE Properties, Inc.—Class A (REIT)	1,004	54,929
Brown & Brown, Inc. (Insurance)	1,506	47,273
Camden Property Trust (REIT)	1,004	57,108
Capital One Financial Corp. (Banks)	7,028	538,415
CapitalSource, Inc. (Banks)	2,510	36,069
Capitol Federal Financial, Inc. (Savings & Loans)	1,506	18,238
Cash America International, Inc. (Retail)	502	19,227
Cathay Bancorp, Inc. (Banks)	1,004	26,837
CBL & Associates Properties, Inc. (REIT)	2,008	36,064
CBOE Holdings, Inc. (Diversified Financial Services)	1,004	52,168
CBRE Group, Inc.*—Class A (Real Estate)	3,514	92,417
Chimera Investment Corp. (REIT)	12,550	38,905
Cincinnati Financial Corp. (Insurance)	2,008	105,159
CIT Group, Inc. (Banks)	2,510	130,846
Citigroup, Inc. (Banks)	37,650	1,961,942
City National Corp. (Banks)	502	39,768
CME Group, Inc. (Diversified Financial Services)	4,016	315,095
CNO Financial Group, Inc. (Insurance)	2,510	44,402
Cole Real Estate Investment, Inc. (REIT)	5,020	70,481
Columbia Property Trust, Inc. (REIT)	1,506	37,650
Comerica, Inc. (Banks)	2,510	119,325
Commerce Bancshares, Inc. (Banks)	1,004	45,090
CommonWealth REIT (REIT)	1,506	35,105
Corporate Office Properties Trust (REIT)	1,004	23,785
Corrections Corp. of America (REIT)	1,506	48,297
CubeSmart (REIT)	1,506	24,006
Cullen/Frost Bankers, Inc. (Banks)	502	37,364
CYS Investments, Inc. (REIT)	2,008	14,879
DCT Industrial Trust, Inc. (REIT)	4,016	28,634
DDR Corp. (REIT)	3,514	54,010
DiamondRock Hospitality Co. (REIT)	2,510	28,991
Digital Realty Trust, Inc. (REIT)	1,506	73,975
Discover Financial Services (Diversified Financial Services)	6,024	337,043
Douglas Emmett, Inc. (REIT)	1,506	35,075
Duke Realty Corp. (REIT)	4,016	60,401
DuPont Fabros Technology, Inc. (REIT)	1,004	24,809
E*TRADE Financial Corp.* (Diversified Financial Services)	3,514	69,015
East West Bancorp, Inc. (Banks)	1,506	52,665
EastGroup Properties, Inc. (REIT)	502	29,081
Eaton Vance Corp. (Diversified Financial Services)	1,506	64,442
Endurance Specialty Holdings, Ltd. (Insurance)	502	29,452
EPR Properties (REIT)	502	24,678
Equity Lifestyle Properties, Inc. (REIT)	1,004	36,375
Equity Residential (REIT)	4,016	208,310
Erie Indemnity Co.—Class A (Insurance)	502	36,706
Essex Property Trust, Inc. (REIT)	502	72,042
Everest Re Group, Ltd. (Insurance)	502	78,247
Extra Space Storage, Inc. (REIT)	1,506	63,448
F.N.B. Corp. (Banks)	2,008	25,341
Federal Realty Investment Trust (REIT)	1,004	101,816
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,004	28,915
Fidelity National Title Group, Inc.—Class A (Insurance)	3,012	97,739
Fifth Third Bancorp (Banks)	11,044	232,255
Financial Engines, Inc. (Diversified Financial Services)	502	34,879
First American Financial Corp. (Insurance)	1,506	42,469
First Financial Bankshares, Inc. (Banks)	502	33,293
First Horizon National Corp. (Banks)	3,012	35,094
First Niagara Financial Group, Inc. (Savings & Loans)	4,518	47,981
First Republic Bank (Banks)	1,506	78,839
FirstMerit Corp. (Banks)	2,008	44,638
Forest City Enterprises, Inc.*—Class A (Real Estate)	2,008	38,353
Franklin Resources, Inc. (Diversified Financial Services)	5,020	289,805
Franklin Street Properties Corp. (REIT)	1,004	11,998
Fulton Financial Corp. (Banks)	2,510	32,831
Gaming and Leisure Properties, Inc.* (REIT)	1,004	51,013

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 243

Common Stocks, continued

	Shares	Value
General Growth Properties, Inc. (REIT)	6,526	$130,977
Genworth Financial, Inc.*—Class A (Insurance)	6,024	93,553
Glacier Bancorp, Inc. (Banks)	1,004	29,909
Greenhill & Co., Inc. (Diversified Financial Services)	502	29,086
Hancock Holding Co. (Banks)	1,004	36,827
Hanover Insurance Group, Inc. (Insurance)	502	29,974
Hartford Financial Services Group, Inc. (Insurance)	5,522	200,062
Hatteras Financial Corp. (REIT)	1,004	16,405
HCC Insurance Holdings, Inc. (Insurance)	1,004	46,325
HCP, Inc. (REIT)	5,522	200,559
Health Care REIT, Inc. (REIT)	3,514	188,245
Healthcare Realty Trust, Inc. (REIT)	1,004	21,395
Highwoods Properties, Inc. (REIT)	1,004	36,315
Home Properties, Inc. (REIT)	502	26,917
Hospitality Properties Trust (REIT)	2,008	54,276
Host Hotels & Resorts, Inc. (REIT)	9,538	185,419
Hudson City Bancorp, Inc. (Savings & Loans)	6,024	56,806
Huntington Bancshares, Inc. (Banks)	10,040	96,886
IBERIABANK Corp. (Banks)	502	31,551
ING US, Inc. (Insurance)	1,506	52,936
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	1,506	338,729
International Bancshares Corp. (Banks)	502	13,248
Invesco Mortgage Capital, Inc. (REIT)	1,506	22,108
Invesco, Ltd. (Diversified Financial Services)	5,522	201,001
J.P. Morgan Chase & Co. (Banks)	46,686	2,730,196
Janus Capital Group, Inc. (Diversified Financial Services)	2,008	24,839
Jones Lang LaSalle, Inc. (Real Estate)	502	51,400
Kemper Corp. (Insurance)	502	20,522
KeyCorp (Banks)	11,044	148,210
Kilroy Realty Corp. (REIT)	1,004	50,381
Kimco Realty Corp. (REIT)	5,020	99,145
LaSalle Hotel Properties (REIT)	1,506	46,475
Legg Mason, Inc. (Diversified Financial Services)	1,506	65,481
Lexington Realty Trust (REIT)	2,510	25,627
Liberty Property Trust (REIT)	2,008	68,011
Lincoln National Corp. (Insurance)	3,012	155,479
Loews Corp. (Insurance)	4,016	193,732
LPL Financial Holdings, Inc. (Diversified Financial Services)	1,004	47,218
M&T Bank Corp. (Banks)	1,506	175,329
Mack-Cali Realty Corp. (REIT)	1,004	21,566
Marsh & McLennan Cos., Inc. (Insurance)	7,028	339,874
MasterCard, Inc.—Class A (Commercial Services)	1,506	1,258,203
MB Financial, Inc. (Banks)	502	16,109
MBIA, Inc.* (Insurance)	2,008	23,976
McGraw Hill Financial, Inc. (Commercial Services)	3,514	274,795
Medical Properties Trust, Inc. (REIT)	2,008	24,538
Mercury General Corp. (Insurance)	502	24,954
MetLife, Inc. (Insurance)	14,056	757,900
MFA Financial, Inc. (REIT)	4,518	31,897
MGIC Investment Corp.* (Insurance)	4,016	33,895
Mid-America Apartment Communities, Inc. (REIT)	1,004	60,983
Montpelier Re Holdings, Ltd. (Insurance)	502	14,608
Moody’s Corp. (Commercial Services)	2,510	196,960
Morgan Stanley Dean Witter & Co. (Banks)	17,068	535,252
MSCI, Inc.*—Class A (Software)	1,506	65,842
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,506	59,939
National Penn Bancshares, Inc. (Banks)	1,506	17,063
National Retail Properties, Inc. (REIT)	1,506	45,677
New York Community Bancorp (Savings & Loans)	5,522	93,046
Northern Trust Corp. (Banks)	3,012	186,413
Ocwen Financial Corp.* (Diversified Financial Services)	1,506	83,508
Old National Bancorp (Banks)	1,004	15,431
Old Republic International Corp. (Insurance)	3,012	52,017
OMEGA Healthcare Investors, Inc. (REIT)	1,506	44,879
PartnerRe, Ltd. (Insurance)	502	52,926
People’s United Financial, Inc. (Savings & Loans)	4,016	60,722
Piedmont Office Realty Trust, Inc.—Class A (REIT)	2,008	33,172
Platinum Underwriters Holdings, Ltd. (Insurance)	502	30,763
Plum Creek Timber Co., Inc. (REIT)	2,008	93,392
PNC Financial Services Group (Banks)	6,526	506,287
Popular, Inc.* (Banks)	1,506	43,267
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	502	26,526
Post Properties, Inc. (REIT)	502	22,705
Potlatch Corp. (REIT)	502	20,953
Primerica, Inc. (Insurance)	502	21,541
Principal Financial Group, Inc. (Insurance)	3,514	173,275
PrivateBancorp, Inc. (Banks)	1,004	29,046
ProAssurance Corp. (Insurance)	1,004	48,674
Progressive Corp. (Insurance)	7,028	191,654
Prologis, Inc. (REIT)	6,024	222,587
Prosperity Bancshares, Inc. (Banks)	502	31,822
Protective Life Corp. (Insurance)	1,004	50,863
Prudential Financial, Inc. (Insurance)	5,522	509,239
Public Storage, Inc. (REIT)	2,008	302,244
Radian Group, Inc. (Insurance)	2,008	28,353
Raymond James Financial Corp. (Diversified Financial Services)	1,506	78,598
Rayonier, Inc. (REIT)	1,506	63,403
Realogy Holdings Corp.* (Real Estate)	2,008	99,336
Realty Income Corp. (REIT)	2,510	93,698
Redwood Trust, Inc. (REIT)	1,004	19,447
Regency Centers Corp. (REIT)	1,004	46,485
Regions Financial Corp. (Banks)	17,068	168,803
Reinsurance Group of America, Inc. (Insurance)	1,004	77,720
RenaissanceRe Holdings (Insurance)	502	48,865
Retail Properties of America, Inc. (REIT)	2,510	31,927
RLJ Lodging Trust (REIT)	1,506	36,626
Ryman Hospitality Properties, Inc. (REIT)	502	20,974
SEI Investments Co. (Commercial Services)	2,008	69,738
Selective Insurance Group, Inc. (Insurance)	502	13,584
Senior Housing Properties Trust (REIT)	2,510	55,797
Signature Bank* (Banks)	502	53,925
Simon Property Group, Inc. (REIT)	4,016	611,075
SL Green Realty Corp. (REIT)	1,004	92,750
SLM Corp. (Diversified Financial Services)	5,522	145,118
Sovran Self Storage, Inc. (REIT)	502	32,715
Spirit Realty Capital, Inc. (REIT)	4,518	44,412
St. Joe Co.* (Real Estate)	1,004	19,267
StanCorp Financial Group, Inc. (Insurance)	502	33,258
Starwood Property Trust, Inc. (REIT)	2,510	69,527
State Street Corp. (Banks)	5,522	405,260
Stifel Financial Corp.* (Diversified Financial Services)	502	24,056

See accompanying notes to financial statements.

244 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Sunstone Hotel Investors, Inc. (REIT)	2,510	$33,634
SunTrust Banks, Inc. (Banks)	6,526	240,222
Susquehanna Bancshares, Inc. (Banks)	2,510	32,228
SVB Financial Group* (Banks)	502	52,640
Synovus Financial Corp. (Banks)	12,048	43,373
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,012	252,315
Tanger Factory Outlet Centers, Inc. (REIT)	1,004	32,148
Taubman Centers, Inc. (REIT)	1,004	64,176
TCF Financial Corp. (Banks)	2,008	32,630
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,012	92,288
Texas Capital Bancshares, Inc.* (Banks)	502	31,224
The Charles Schwab Corp. (Diversified Financial Services)	14,558	378,508
The Chubb Corp. (Insurance)	3,012	291,050
The Geo Group, Inc. (REIT)	1,004	32,349
The Goldman Sachs Group, Inc. (Banks)	5,020	889,845
The Howard Hughes Corp.* (Real Estate)	502	60,290
The Macerich Co. (REIT)	1,506	88,688
The Travelers Cos., Inc. (Insurance)	4,518	409,060
Torchmark Corp. (Insurance)	1,004	78,463
Trustmark Corp. (Banks)	1,004	26,947
Two Harbors Investment Corp. (REIT)	4,518	41,927
U.S. Bancorp (Banks)	22,590	912,636
UDR, Inc. (REIT)	3,012	70,330
UMB Financial Corp. (Banks)	502	32,269
Umpqua Holdings Corp. (Banks)	1,506	28,825
United Bankshares, Inc. (Banks)	502	15,788
UnumProvident Corp. (Insurance)	3,012	105,661
Validus Holdings, Ltd. (Insurance)	1,004	40,451
Valley National Bancorp (Banks)	2,510	25,401
Ventas, Inc. (REIT)	3,514	201,282
Visa, Inc.—Class A (Diversified Financial Services)	6,526	1,453,209
Vornado Realty Trust (REIT)	2,008	178,290
W.R. Berkley Corp. (Insurance)	1,506	65,345
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,004	65,380
Washington Federal, Inc. (Savings & Loans)	1,506	35,075
Washington REIT (REIT)	1,004	23,453
Webster Financial Corp. (Banks)	1,004	31,305
Weingarten Realty Investors (REIT)	1,506	41,295
Wells Fargo & Co. (Banks)	59,236	2,689,313
Westamerica Bancorp (Banks)	502	28,343
Western Union Co. (Commercial Services)	7,028	121,233
Weyerhaeuser Co. (REIT)	7,028	221,874
Willis Group Holdings PLC (Insurance)	2,008	89,978
Wintrust Financial Corp. (Banks)	502	23,152
WP Carey, Inc. (Real Estate)	502	30,798
XL Group PLC (Insurance)	3,514	111,885
Zions Bancorp (Banks)	2,510	75,200
TOTAL COMMON STOCKS (Cost $22,773,026)		43,588,208

Repurchase Agreements(a) (0.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $368,000	$368,000	$368,000
TOTAL REPURCHASE AGREEMENTS (Cost $368,000)		368,000
TOTAL INVESTMENT SECURITIES (Cost $23,141,026)—100.1%		43,956,208
Net other assets (liabilities)—(0.1)%		(42,957)
NET ASSETS—100.0%		$43,913,251

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Banks	$16,941,479	38.6%
Commercial Services	1,920,928	4.4%
Diversified Financial Services	6,478,983	14.8%
Insurance	10,474,938	23.9%
Real Estate	412,810	0.9%
REIT	6,962,133	15.9%
Retail	19,227	NM
Savings & Loans	311,868	0.7%
Software	65,842	0.1%
Other**	325,043	0.7%
Total	$43,913,251	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 245

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$23,141,026
Securities, at value	43,588,208
Repurchase agreements, at value	368,000
Total Investment Securities, at value	43,956,208
Cash	1,293
Dividends and interest receivable	69,756
Receivable for capital shares issued	3,993
Prepaid expenses	180
TOTAL ASSETS	44,031,430

LIABILITIES:
Payable for capital shares redeemed	8,334
Advisory fees payable	25,557
Management services fees payable	3,407
Administration fees payable	1,338
Administrative services fees payable	16,324
Distribution fees payable	16,599
Trustee fees payable	14
Transfer agency fees payable	2,115
Fund accounting fees payable	2,619
Compliance services fees payable	488
Other accrued expenses	41,384
TOTAL LIABILITIES	118,179
NET ASSETS	$43,913,251

NET ASSETS CONSIST OF:
Capital	$46,997,235
Accumulated net investment income (loss)	77,054
Accumulated net realized gains (losses) on investments	(23,976,220)
Net unrealized appreciation (depreciation) on investments	20,815,182
NET ASSETS	$43,913,251

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,569,192
Net Asset Value (offering and redemption price per share)	$27.98

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$744,701
Interest	33
TOTAL INVESTMENT INCOME	744,734

EXPENSES:
Advisory fees	298,071
Management services fees	39,743
Administration fees	17,152
Transfer agency fees	26,780
Administrative services fees	113,942
Distribution fees	99,357
Custody fees	19,747
Fund accounting fees	36,089
Trustee fees	1,006
Compliance services fees	340
Other fees	56,234
Total Gross Expenses before reductions	708,461
Expenses reduced and reimbursed by the Advisor	(40,781)
TOTAL NET EXPENSES	667,680
NET INVESTMENT INCOME (LOSS)	77,054

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	27,568
Change in net unrealized appreciation/depreciation on investments	9,722,044
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,749,612

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,826,666

See accompanying notes to financial statements.

246 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$77,054	$142,549
Net realized gains (losses) on investments	27,568	(761,626)
Change in net unrealized appreciation/depreciation on investments	9,722,044	4,302,350
Change in net assets resulting from operations	9,826,666	3,683,273

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(142,296)	(39,115)
Change in net assets resulting from distributions	(142,296)	(39,115)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	52,200,455	47,158,842
Dividends reinvested	142,296	39,115
Value of shares redeemed	(43,450,728)	(43,458,692)
Change in net assets resulting from capital transactions	8,892,023	3,739,265
Change in net assets	18,576,393	7,383,423

NET ASSETS:
Beginning of period	25,336,858	17,953,435
End of period	$43,913,251	$25,336,858
Accumulated net investment income (loss)	$77,054	$142,296

SHARE TRANSACTIONS:
Issued	2,133,304	2,395,053
Reinvested	5,887	1,978
Redeemed	(1,761,108)	(2,257,933)
Change in shares	378,083	139,098

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$21.27	$17.07	$19.81	$17.91	$15.82

Investment Activities:
Net investment income (loss)(a)	0.05	0.11	0.03	(0.05)	0.06
Net realized and unrealized gains (losses) on investments	6.76	4.11	(2.77)	2.01	2.32
Total income (loss) from investment activities	6.81	4.22	(2.74)	1.96	2.38

Distributions to Shareholders From:
Net investment income	(0.10)	(0.02)	—	(0.06)	(0.29)

Net Asset Value, End of Period	$27.98	$21.27	$17.07	$19.81	$17.91

Total Return	32.08%	24.73%	(13.83)%	10.93%	15.01%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.91%	1.80%	1.80%	1.88%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.19%	0.55%	0.16%	(0.25)%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$43,913	$25,337	$17,953	$28,268	$27,639
Portfolio turnover rate(b)	72%	124%	48%	140%	272%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

248 :: ProFund VP Health Care :: Management Discussion of Fund Performance

ProFund VP Health Care seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Health Care Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 39.78%. For the same period, the Index had a return of 41.98%(1) and a volatility of 12.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Health Care	39.78%	17.31%	7.43%
Dow Jones U.S. Health Care Index	41.98%	19.20%	9.32%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Health Care	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.4%
Pfizer, Inc.	8.8%
Merck & Co., Inc.	6.4%
Gilead Sciences, Inc.	5.1%
Bristol-Myers Squibb Co.	3.9%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Health Care :: 249

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (100.4%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	39,744	$1,523,388
AbbVie, Inc. (Pharmaceuticals)	40,608	2,144,508
Acorda Therapeutics, Inc.* (Biotechnology)	864	25,229
Actavis PLC* (Pharmaceuticals)	4,320	725,761
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	432	30,655
Aetna, Inc. (Healthcare-Services)	9,504	651,879
Alere, Inc.* (Healthcare-Products)	2,160	78,192
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,184	689,783
Align Technology, Inc.* (Healthcare-Products)	1,728	98,755
Alkermes PLC* (Pharmaceuticals)	3,456	140,521
Allergan, Inc. (Pharmaceuticals)	7,776	863,758
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,296	83,372
Amgen, Inc. (Biotechnology)	19,440	2,219,270
Arena Pharmaceuticals, Inc.* (Biotechnology)	5,616	32,854
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	4,752	32,408
Bard (C.R.), Inc. (Healthcare-Products)	2,160	289,310
Baxter International, Inc. (Healthcare-Products)	13,824	961,459
Becton, Dickinson & Co. (Healthcare-Products)	5,184	572,780
Biogen Idec, Inc.* (Biotechnology)	6,048	1,691,928
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,456	242,853
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	432	53,400
Boston Scientific Corp.* (Healthcare-Products)	34,128	410,219
Bristol-Myers Squibb Co. (Pharmaceuticals)	42,336	2,250,158
Brookdale Senior Living, Inc.* (Healthcare-Services)	2,592	70,451
CareFusion Corp.* (Healthcare-Products)	5,616	223,629
Celgene Corp.* (Biotechnology)	10,368	1,751,777
Centene Corp.* (Healthcare-Services)	1,296	76,399
Cepheid, Inc.* (Healthcare-Products)	1,728	80,732
Charles River Laboratories International, Inc.* (Biotechnology)	1,296	68,740
CIGNA Corp. (Healthcare-Services)	6,912	604,662
Community Health Systems, Inc.* (Healthcare-Services)	2,592	101,788
Covance, Inc.* (Healthcare-Services)	1,296	114,126
Covidien PLC (Healthcare-Products)	11,664	794,318
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,728	119,007
DaVita, Inc.* (Healthcare-Services)	4,320	273,758
DENTSPLY International, Inc. (Healthcare-Products)	3,456	167,547
Edwards Lifesciences Corp.* (Healthcare-Products)	2,592	170,450
Eli Lilly & Co. (Pharmaceuticals)	25,488	1,299,888
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,024	203,999
Express Scripts Holding Co.* (Pharmaceuticals)	20,736	1,456,497
Forest Laboratories, Inc.* (Pharmaceuticals)	6,048	363,061
Gilead Sciences, Inc.* (Biotechnology)	39,312	2,954,298
Haemonetics Corp.* (Healthcare-Products)	1,296	54,600
HCA Holdings, Inc.* (Healthcare-Services)	7,776	370,993
Health Management Associates, Inc.*—Class A (Healthcare-Services)	6,912	90,547
Health Net, Inc.* (Healthcare-Services)	2,160	64,087
Healthcare Services Group, Inc. (Commercial Services)	1,728	49,023
HealthSouth Corp. (Healthcare-Services)	2,160	71,971
Henry Schein, Inc.* (Healthcare-Products)	2,160	246,802
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,296	53,577
HMS Holdings Corp.* (Commercial Services)	2,160	49,097
Hologic, Inc.* (Healthcare-Products)	6,912	154,483
Hospira, Inc.* (Healthcare-Products)	4,320	178,330
Humana, Inc. (Healthcare-Services)	3,888	401,319
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,296	137,856
Illumina, Inc.* (Biotechnology)	3,024	334,515
Impax Laboratories, Inc.* (Pharmaceuticals)	1,728	43,442
Incyte Corp.* (Biotechnology)	3,888	196,849
Intuitive Surgical, Inc.* (Healthcare-Products)	864	331,845
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,024	120,476
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,296	164,022
Johnson & Johnson (Pharmaceuticals)	72,144	6,607,670
Laboratory Corp. of America Holdings* (Healthcare-Services)	2,160	197,359
Life Technologies Corp.* (Healthcare-Products)	4,320	327,456
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,296	68,481
Magellan Health Services, Inc.* (Healthcare-Services)	864	51,762
Mallinckrodt PLC* (Pharmaceuticals)	1,296	67,729
Masimo Corp.* (Healthcare-Products)	1,296	37,882
Medivation, Inc.* (Pharmaceuticals)	1,728	110,281
Mednax, Inc.* (Healthcare-Services)	2,592	138,361
Medtronic, Inc. (Healthcare-Products)	25,488	1,462,756
Merck & Co., Inc. (Pharmaceuticals)	74,736	3,740,537
Mylan Laboratories, Inc.* (Pharmaceuticals)	9,936	431,222
Myriad Genetics, Inc.* (Biotechnology)	1,728	36,253
Nektar Therapeutics, Inc.* (Pharmaceuticals)	3,024	34,322
Owens & Minor, Inc. (Distribution/Wholesale)	1,728	63,176
PAREXEL International Corp.* (Commercial Services)	1,296	58,553
Patterson Cos., Inc. (Healthcare-Products)	2,160	88,992
PDL BioPharma, Inc. (Biotechnology)	3,456	29,169
Perrigo Co. PLC (Pharmaceuticals)	3,456	530,358
Pfizer, Inc. (Pharmaceuticals)	165,888	5,081,150
Pharmacyclics, Inc.* (Pharmaceuticals)	1,728	182,788
Quest Diagnostics, Inc. (Healthcare-Services)	3,888	208,164
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,296	70,567
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,160	594,518
ResMed, Inc. (Healthcare-Products)	3,456	162,708
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,728	155,416
Seattle Genetics, Inc.* (Biotechnology)	3,024	120,627
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,296	90,979
St. Jude Medical, Inc. (Healthcare-Products)	7,344	454,961
STERIS Corp. (Healthcare-Products)	1,296	62,273
Stryker Corp. (Healthcare-Products)	7,344	551,828
Team Health Holdings, Inc.* (Commercial Services)	1,728	78,710
Techne Corp. (Healthcare-Products)	864	81,795
Teleflex, Inc. (Healthcare-Products)	864	81,095
Tenet Healthcare Corp.* (Healthcare-Services)	2,592	109,175
The Cooper Cos., Inc. (Healthcare-Products)	1,296	160,497
Theravance, Inc.* (Pharmaceuticals)	2,160	77,004
Thermo Fisher Scientific, Inc. (Electronics)	9,072	1,010,167
Thoratec Corp.* (Healthcare-Products)	1,296	47,434
United Therapeutics Corp.* (Biotechnology)	1,296	146,552
UnitedHealth Group, Inc. (Healthcare-Services)	25,920	1,951,776

See accompanying notes to financial statements.

250 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,160	$175,522
Varian Medical Systems, Inc.* (Healthcare-Products)	2,592	201,372
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,048	449,366
ViroPharma, Inc.* (Pharmaceuticals)	1,728	86,141
VIVUS, Inc.* (Pharmaceuticals)	2,592	23,535
Waters Corp.* (Electronics)	2,160	216,000
WellCare Health Plans, Inc.* (Healthcare-Services)	1,296	91,264
WellPoint, Inc. (Healthcare-Services)	7,776	718,425
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,728	84,776
Zimmer Holdings, Inc. (Healthcare-Products)	4,320	402,581
Zoetis, Inc. (Pharmaceuticals)	12,960	423,662
TOTAL COMMON STOCKS (Cost $29,851,977)		58,256,548
TOTAL INVESTMENT SECURITIES (Cost $29,851,977)—100.4%		58,256,548
Net other assets (liabilities)—(0.4)%		(218,271)
NET ASSETS—100.0%		$58,038,277

*                      Non-income producing security

ProFund VP Health Care invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Biotechnology	$11,660,570	20.1%
Commercial Services	235,384	0.4%
Distribution/Wholesale	63,176	0.1%
Electronics	1,226,167	2.1%
Healthcare-Products	9,304,269	16.0%
Healthcare-Services	6,602,269	11.4%
Pharmaceuticals	29,164,713	50.3%
Other**	(218,271)	(0.4)%
Total	$58,038,277	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 251

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$29,851,977
Securities, at value	58,256,548
Total Investment Securities, at value	58,256,548
Dividends receivable	70,847
Receivable for capital shares issued	126,835
Prepaid expenses	204
TOTAL ASSETS	58,454,434

LIABILITIES:
Payable for investments purchased	137,940
Payable for capital shares redeemed	114,902
Cash overdraft	32,303
Advisory fees payable	36,729
Management services fees payable	4,897
Administration fees payable	1,820
Administrative services fees payable	18,853
Distribution fees payable	19,061
Trustee fees payable	19
Transfer agency fees payable	2,877
Fund accounting fees payable	3,562
Compliance services fees payable	617
Other accrued expenses	42,577
TOTAL LIABILITIES	416,157
NET ASSETS	$58,038,277

NET ASSETS CONSIST OF:
Capital	$41,426,522
Accumulated net investment income (loss)	48,831
Accumulated net realized gains (losses) on investments	(11,841,647)
Net unrealized appreciation (depreciation) on investments	28,404,571
NET ASSETS	$58,038,277

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,122,477
Net Asset Value (offering and redemption price per share)	$51.71

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$880,326
Interest	35
TOTAL INVESTMENT INCOME	880,361

EXPENSES:
Advisory fees	371,219
Management services fees	49,496
Administration fees	21,221
Transfer agency fees	33,168
Administrative services fees	145,193
Distribution fees	123,740
Custody fees	11,162
Fund accounting fees	43,200
Trustee fees	1,216
Compliance services fees	467
Other fees	53,849
Total Gross Expenses before reductions	853,931
Expenses reduced and reimbursed by the Advisor	(22,401)
TOTAL NET EXPENSES	831,530
NET INVESTMENT INCOME (LOSS)	48,831

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	663,978
Change in net unrealized appreciation/depreciation on investments	14,208,511
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	14,872,489

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,921,320

See accompanying notes to financial statements.

252 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$48,831	$172,936
Net realized gains (losses) on investments	663,978	120,717
Change in net unrealized appreciation/depreciation on investments	14,208,511	4,247,642
Change in net assets resulting from operations	14,921,320	4,541,295

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(172,936)	(118,627)
Change in net assets resulting from distributions	(172,936)	(118,627)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	61,421,961	48,625,204
Dividends reinvested	172,936	118,627
Value of shares redeemed	(51,608,847)	(44,154,605)
Change in net assets resulting from capital transactions	9,986,050	4,589,226
Change in net assets	24,734,434	9,011,894

NET ASSETS:
Beginning of period	33,303,843	24,291,949
End of period	$58,038,277	$33,303,843
Accumulated net investment income (loss)	$48,831	$172,936

SHARE TRANSACTIONS:
Issued	1,369,199	1,377,422
Reinvested	3,922	3,476
Redeemed	(1,147,735)	(1,249,187)
Change in shares	225,386	131,711

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$37.12	$31.74	$28.91	$28.19	$23.72

Investment Activities:
Net investment income (loss)(a)	0.05	0.19	0.12	0.09	0.10
Net realized and unrealized gains (losses) on investments	14.69	5.32	2.80	0.71	4.53
Total income (loss) from investment activities	14.74	5.51	2.92	0.80	4.63

Distributions to Shareholders From:
Net investment income	(0.15)	(0.13)	(0.09)	(0.08)	(0.16)

Net Asset Value, End of Period	$51.71	$37.12	$31.74	$28.91	$28.19

Total Return	39.78%	17.41%	10.11%	2.84%	19.56%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.81%	1.77%	1.75%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	0.10%	0.54%	0.39%	0.32%	0.43%

Supplemental Data:
Net assets, end of period (000’s)	$58,038	$33,304	$24,292	$23,108	$28,189
Portfolio turnover rate(b)	62%	85%	136%	49%	175%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

254 :: ProFund VP Industrials :: Management Discussion of Fund Performance

ProFund VP Industrials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Industrials Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 38.19%. For the same period, the Index had a total return of 40.61%(1) and a volatility of 12.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land- transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Industrials	38.19%	19.27%	7.59%
Dow Jones U.S. Industrials Index	40.61%	21.17%	9.64%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Industrials	1.94%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	11.0%
United Technologies Corp.	3.7%
Boeing Co.	3.6%
3M Co.	3.4%
United Parcel Service, Inc.	2.9%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	21%
Aerospace and Defense	17%
Industrial Engineering	16%
Support Services	16%
Industrial Transportation	13%
Electronic & Electrical Equipment	11%
Construction and Materials	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Industrials :: 255

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	7,175	$1,006,293
ABM Industries, Inc. (Commercial Services)	615	17,583
Acacia Research Corp. (Commercial Services)	615	8,942
Accenture PLC—Class A (Computers)	7,175	589,929
Actuant Corp.—Class A (Miscellaneous Manufacturing)	820	30,045
Acuity Brands, Inc. (Electrical Components & Equipment)	410	44,821
Advisory Board Co.* (Commercial Services)	410	26,105
Aecom Technology Corp.* (Engineering & Construction)	1,025	30,166
AGCO Corp. (Machinery-Diversified)	1,025	60,670
Agilent Technologies, Inc. (Electronics)	3,690	211,030
Air Lease Corp. (Diversified Financial Services)	1,025	31,857
Allegion PLC* (Electronics)	1,025	45,295
Alliance Data Systems Corp.* (Commercial Services)	615	161,701
Alliant Techsystems, Inc. (Aerospace/Defense)	410	49,889
Ametek, Inc. (Electrical Components & Equipment)	2,870	151,163
Amphenol Corp.—Class A (Electronics)	1,845	164,537
Anixter International, Inc. (Telecommunications)	205	18,417
Applied Industrial Technologies, Inc. (Machinery-Diversified)	410	20,127
AptarGroup, Inc. (Miscellaneous Manufacturing)	820	55,604
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,230	66,728
Automatic Data Processing, Inc. (Commercial Services)	5,535	447,282
Avery Dennison Corp. (Household Products/Wares)	1,025	51,445
Avnet, Inc. (Electronics)	1,640	72,340
Babcock & Wilcox Co. (Machinery-Diversified)	1,230	42,054
Ball Corp. (Packaging & Containers)	1,640	84,722
BE Aerospace, Inc.* (Aerospace/Defense)	1,025	89,206
Belden, Inc. (Electrical Components & Equipment)	410	28,885
Bemis Co., Inc. (Packaging & Containers)	1,230	50,381
Benchmark Electronics, Inc.* (Electronics)	615	14,194
Boeing Co. (Aerospace/Defense)	7,790	1,063,257
Brady Corp.—Class A (Electronics)	615	19,022
Broadridge Financial Solutions, Inc. (Software)	1,435	56,711
C.H. Robinson Worldwide, Inc. (Transportation)	1,640	95,678
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	820	65,108
Caterpillar, Inc. (Machinery-Construction & Mining)	7,175	651,561
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	1,230	102,262
Cintas Corp. (Commercial Services)	1,230	73,296
Clarcor, Inc. (Miscellaneous Manufacturing)	615	39,575
Clean Harbors, Inc.* (Environmental Control)	615	36,875
Cognex Corp.* (Machinery-Diversified)	1,025	39,135
Colfax Corp.* (Miscellaneous Manufacturing)	1,025	65,282
Convergys Corp. (Commercial Services)	1,230	25,892
Con-way, Inc. (Transportation)	615	24,422
CoreLogic, Inc.* (Commercial Services)	1,025	36,418
CoStar Group, Inc.* (Commercial Services)	410	75,678
Covanta Holding Corp. (Environmental Control)	1,435	25,471
Crane Co. (Miscellaneous Manufacturing)	615	41,359
Crown Holdings, Inc.* (Packaging & Containers)	1,640	73,095
CSX Corp. (Transportation)	11,480	330,279
Cummins, Inc. (Machinery-Diversified)	2,050	288,989
Curtiss-Wright Corp. (Aerospace/Defense)	615	38,271
Danaher Corp. (Miscellaneous Manufacturing)	6,765	522,258
Deere & Co. (Machinery-Diversified)	4,305	393,175
Deluxe Corp. (Commercial Services)	615	32,097
DigitalGlobe, Inc.* (Telecommunications)	820	33,743
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,435	62,365
Dover Corp. (Miscellaneous Manufacturing)	1,845	178,116
Eagle Materials, Inc. (Building Materials)	615	47,619
Eaton Corp. (Miscellaneous Manufacturing)	5,330	405,720
EMCOR Group, Inc. (Engineering & Construction)	820	34,801
Emerson Electric Co. (Electrical Components & Equipment)	7,995	561,089
EnerSys (Electrical Components & Equipment)	615	43,105
Equifax, Inc. (Commercial Services)	1,435	99,143
Esterline Technologies Corp.* (Aerospace/Defense)	410	41,804
Euronet Worldwide, Inc.* (Commercial Services)	615	29,428
Exelis, Inc. (Aerospace/Defense)	2,050	39,073
Expeditors International of Washington, Inc. (Transportation)	2,255	99,784
Fastenal Co. (Distribution/Wholesale)	3,075	146,093
FedEx Corp. (Transportation)	3,280	471,565
FEI Co. (Electronics)	410	36,638
Fidelity National Information Services, Inc. (Software)	3,280	176,070
Fiserv, Inc.* (Software)	2,870	169,474
FleetCor Technologies, Inc.* (Commercial Services)	820	96,079
FLIR Systems, Inc. (Electronics)	1,640	49,364
Flowserve Corp. (Machinery-Diversified)	1,640	129,281
Fluor Corp. (Engineering & Construction)	1,845	148,134
Fortune Brands Home & Security, Inc. (Building Materials)	1,845	84,317
Forward Air Corp. (Transportation)	410	18,003
Foster Wheeler AG* (Engineering & Construction)	1,025	33,846
FTI Consulting, Inc.* (Commercial Services)	410	16,867
GATX Corp. (Trucking & Leasing)	615	32,085
Generac Holdings, Inc. (Electrical Components & Equipment)	820	46,444
General Cable Corp. (Electrical Components & Equipment)	615	18,087
General Dynamics Corp. (Aerospace/Defense)	3,690	352,580
General Electric Co. (Miscellaneous Manufacturing)	114,595	3,212,097
Genesee & Wyoming, Inc.*—Class A (Transportation)	615	59,071
Genpact, Ltd.* (Commercial Services)	1,230	22,595
Global Payments, Inc. (Commercial Services)	820	53,292
Graco, Inc. (Machinery-Diversified)	615	48,044
Greif, Inc.—Class A (Packaging & Containers)	410	21,484

See accompanying notes to financial statements.

256 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Harsco Corp. (Miscellaneous Manufacturing)	820	$22,985
HEICO Corp. (Aerospace/Defense)	615	35,639
Hexcel Corp.* (Miscellaneous Manufacturing)	1,230	54,969
Honeywell International, Inc. (Electronics)	8,815	805,427
Hub Group, Inc.*—Class A (Transportation)	410	16,351
Hubbell, Inc.—Class B (Electrical Components & Equipment)	615	66,974
Huntington Ingalls Industries, Inc. (Shipbuilding)	615	55,356
IDEX Corp. (Machinery-Diversified)	820	60,557
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,715	396,437
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	3,075	189,420
IPG Photonics Corp.* (Telecommunications)	410	31,820
Iron Mountain, Inc. (Commercial Services)	1,845	55,996
Itron, Inc.* (Electronics)	410	16,986
ITT Corp. (Miscellaneous Manufacturing)	1,025	44,506
J.B. Hunt Transport Services, Inc. (Transportation)	1,025	79,233
Jabil Circuit, Inc. (Electronics)	2,050	35,752
Jack Henry & Associates, Inc. (Computers)	1,025	60,690
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,435	90,390
Joy Global, Inc. (Machinery-Construction & Mining)	1,230	71,943
Kansas City Southern Industries, Inc. (Transportation)	1,230	152,311
KBR, Inc. (Engineering & Construction)	1,640	52,300
Kennametal, Inc. (Hand/Machine Tools)	820	42,697
Kirby Corp.* (Transportation)	615	61,039
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,025	109,532
Landstar System, Inc. (Transportation)	615	35,332
Lender Processing Services, Inc. (Commercial Services)	1,025	38,315
Lennox International, Inc. (Building Materials)	615	52,312
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,025	73,124
LinkedIn Corp.*—Class A (Internet)	1,025	222,251
Littelfuse, Inc. (Electrical Components & Equipment)	205	19,051
Lockheed Martin Corp. (Aerospace/Defense)	3,075	457,130
Louisiana-Pacific Corp.* (Building Materials)	1,640	30,356
Manitowoc Co. (Machinery-Diversified)	1,435	33,464
Manpower, Inc. (Commercial Services)	820	70,405
Martin Marietta Materials (Building Materials)	615	61,463
Masco Corp. (Building Materials)	4,100	93,356
Matson, Inc. (Transportation)	410	10,705
MAXIMUS, Inc. (Commercial Services)	820	36,072
MDU Resources Group, Inc. (Electric)	2,050	62,628
MeadWestvaco Corp. (Forest Products & Paper)	2,050	75,707
Mettler Toledo International, Inc.* (Electronics)	410	99,462
Mine Safety Appliances Co. (Environmental Control)	410	20,996
Moog, Inc.*—Class A (Aerospace/Defense)	615	41,783
MRC Global, Inc.* (Oil & Gas Services)	1,230	39,680
MSC Industrial Direct Co.—Class A (Retail)	615	49,735
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	410	25,834
National Instruments Corp. (Electronics)	1,025	32,821
Navistar International Corp.* (Auto Manufacturers)	820	31,316
NeuStar, Inc.*—Class A (Telecommunications)	615	30,664
Nordson Corp. (Machinery-Diversified)	615	45,695
Norfolk Southern Corp. (Transportation)	3,485	323,513
Northrop Grumman Corp. (Aerospace/ Defense)	2,460	281,941
Old Dominion Freight Line, Inc.* (Transportation)	820	43,476
Oshkosh Truck Corp. (Auto Manufacturers)	1,025	51,640
Owens Corning, Inc.* (Building Materials)	1,230	50,086
Owens-Illinois, Inc.* (Packaging & Containers)	1,845	66,014
PACCAR, Inc. (Auto Manufacturers)	4,100	242,596
Packaging Corp. of America (Packaging & Containers)	1,025	64,862
Pall Corp. (Miscellaneous Manufacturing)	1,230	104,981
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,640	210,970
Paychex, Inc. (Software)	3,690	168,006
Pentair, Ltd. (Miscellaneous Manufacturing)	2,255	175,146
PerkinElmer, Inc. (Electronics)	1,230	50,713
PHH Corp.* (Commercial Services)	615	14,975
Precision Castparts Corp. (Metal Fabricate/ Hardware)	1,640	441,652
Quanta Services, Inc.* (Commercial Services)	2,460	77,638
R.R. Donnelley & Sons Co. (Commercial Services)	2,050	41,574
Raytheon Co. (Aerospace/Defense)	3,690	334,683
Regal-Beloit Corp. (Hand/Machine Tools)	410	30,225
Republic Services, Inc. (Environmental Control)	3,075	102,090
Robert Half International, Inc. (Commercial Services)	1,640	68,864
Rock-Tenn Co.—Class A (Packaging & Containers)	820	86,107
Rockwell Automation, Inc. (Machinery-Diversified)	1,640	193,782
Rockwell Collins, Inc. (Aerospace/Defense)	1,435	106,075
Roper Industries, Inc. (Machinery-Diversified)	1,025	142,147
Ryder System, Inc. (Transportation)	615	45,375
Sealed Air Corp. (Packaging & Containers)	2,255	76,783
Sensata Tech Holding N.V.* (Electronics)	1,640	63,583
Sherwin-Williams Co. (Chemicals)	1,025	188,088
Silgan Holdings, Inc. (Packaging & Containers)	410	19,688
Simpson Manufacturing Co., Inc. (Building Materials)	410	15,059
Smith Corp. (Miscellaneous Manufacturing)	820	44,231
Sonoco Products Co. (Packaging & Containers)	1,230	51,316
Spirit Aerosystems Holdings, Inc.*—Class A (Aerospace/Defense)	1,230	41,918
SPX Corp. (Miscellaneous Manufacturing)	615	61,260
Stericycle, Inc.* (Environmental Control)	1,025	119,074
TE Connectivity, Ltd. (Electronics)	4,715	259,843
Teledyne Technologies, Inc.* (Aerospace/Defense)	410	37,663
Terex Corp. (Machinery-Construction & Mining)	1,230	51,648
TETRA Tech, Inc.* (Environmental Control)	820	22,944
Texas Industries, Inc.* (Building Materials)	205	14,100
Textron, Inc. (Miscellaneous Manufacturing)	3,280	120,573
The ADT Corp. (Commercial Services)	2,255	91,260
The Brink’s Co. (Commercial Services)	615	20,996
The Corporate Executive Board Co. (Commercial Services)	410	31,746

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 257

Common Stocks, continued

	Shares	Value
The Timken Co. (Metal Fabricate/Hardware)	820	$45,157
The Valspar Corp. (Chemicals)	820	58,458
Toro Co. (Housewares)	615	39,114
Total System Services, Inc. (Commercial Services)	1,845	61,402
Towers Watson & Co.—Class A (Commercial Services)	820	104,641
TransDigm Group, Inc. (Aerospace/Defense)	615	99,027
Trimble Navigation, Ltd.* (Electronics)	2,870	99,589
Trinity Industries, Inc. (Miscellaneous Manufacturing)	820	44,706
Triumph Group, Inc. (Aerospace/Defense)	615	46,783
Tyco International, Ltd. (Electronics)	5,330	218,743
Union Pacific Corp. (Transportation)	5,125	860,999
United Parcel Service, Inc.—Class B (Transportation)	8,200	861,655
United Rentals, Inc.* (Commercial Services)	1,025	79,899
United Stationers, Inc. (Distribution/Wholesale)	410	18,815
United Technologies Corp. (Aerospace/Defense)	9,635	1,096,462
Universal Display Corp.* (Electrical Components & Equipment)	410	14,088
URS Corp. (Engineering & Construction)	820	43,452
USG Corp.* (Building Materials)	1,025	29,090
UTI Worldwide, Inc. (Transportation)	1,025	17,999
Valmont Industries, Inc. (Metal Fabricate/Hardware)	205	30,570
Veeco Instruments, Inc.* (Semiconductors)	410	13,493
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,640	107,780
Vishay Intertechnology, Inc.* (Electronics)	1,435	19,028
Vulcan Materials Co. (Building Materials)	1,435	85,269
W.W. Grainger, Inc. (Distribution/Wholesale)	615	157,083
Wabtec Corp. (Machinery-Diversified)	1,025	76,127
Waste Connections, Inc. (Environmental Control)	1,435	62,609
Waste Management, Inc. (Environmental Control)	4,920	220,761
Watsco, Inc. (Distribution/Wholesale)	205	19,692
WESCO International, Inc.* (Distribution/Wholesale)	410	37,339
WEX, Inc.* (Commercial Services)	410	40,602
Woodward, Inc. (Electronics)	615	28,050
Xylem, Inc. (Machinery-Diversified)	2,050	70,930
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	615	33,259
TOTAL COMMON STOCKS (Cost $18,095,896)		29,096,419

Repurchase Agreements(a) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $139,000	$139,000	$139,000
TOTAL REPURCHASE AGREEMENTS (Cost $139,000)		139,000
TOTAL INVESTMENT SECURITIES (Cost $18,234,896)—99.7%		29,235,419
Net other assets (liabilities)—0.3%		90,399
NET ASSETS—100.0%		$29,325,818

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$4,362,716	15.0%
Auto Manufacturers	325,552	1.1%
Building Materials	563,026	1.9%
Chemicals	246,545	0.8%
Commercial Services	2,164,564	7.4%
Computers	650,619	2.2%
Distribution/Wholesale	445,750	1.5%
Diversified Financial Services	31,857	0.1%
Electric	62,628	0.2%
Electrical Components & Equipment	993,707	3.4%
Electronics	2,342,418	8.0%
Engineering & Construction	535,351	1.8%
Environmental Control	610,820	2.1%
Forest Products & Paper	75,707	0.3%
Hand/Machine Tools	146,046	0.5%
Household Products/Wares	51,445	0.2%
Housewares	39,114	0.1%
Internet	222,251	0.8%
Machinery-Construction & Mining	775,152	2.6%
Machinery-Diversified	1,677,435	5.7%
Metal Fabricate/Hardware	543,213	1.9%
Miscellaneous Manufacturing	7,154,005	24.4%
Oil & Gas Services	39,680	0.1%
Packaging & Containers	594,453	2.0%
Retail	49,735	0.2%
Semiconductors	13,493	NM
Shipbuilding	55,356	0.2%
Software	570,261	1.9%
Telecommunications	114,644	0.4%
Transportation	3,606,791	12.3%
Trucking & Leasing	32,085	0.1%
Other**	229,399	0.8%
Total	$29,325,818	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

258 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$18,234,896
Securities, at value	29,096,419
Repurchase agreements, at value	139,000
Total Investment Securities, at value	29,235,419
Cash	88
Dividends and interest receivable	49,442
Receivable for capital shares issued	104,614
Prepaid expenses	112
TOTAL ASSETS	29,389,675

LIABILITIES:
Payable for capital shares redeemed	5,252
Advisory fees payable	15,690
Management services fees payable	2,092
Administration fees payable	865
Administrative services fees payable	10,124
Distribution fees payable	9,555
Trustee fees payable	9
Transfer agency fees payable	1,368
Fund accounting fees payable	1,694
Compliance services fees payable	256
Other accrued expenses	16,952
TOTAL LIABILITIES	63,857
NET ASSETS	$29,325,818

NET ASSETS CONSIST OF:
Capital	$25,356,489
Accumulated net investment income (loss)	44,997
Accumulated net realized gains (losses) on investments	(7,076,191)
Net unrealized appreciation (depreciation) on investments	11,000,523
NET ASSETS	$29,325,818

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	512,185
Net Asset Value (offering and redemption price per share)	$57.26

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$370,254
Interest	11
Foreign tax withholding	(7)
TOTAL INVESTMENT INCOME	370,258

EXPENSES:
Advisory fees	146,007
Management services fees	19,468
Administration fees	8,269
Transfer agency fees	12,926
Administrative services fees	58,977
Distribution fees	48,669
Custody fees	19,833
Fund accounting fees	18,125
Trustee fees	478
Compliance services fees	177
Other fees	18,886
Total Gross Expenses before reductions	351,815
Expenses reduced and reimbursed by the Advisor	(24,759)
TOTAL NET EXPENSES	327,056
NET INVESTMENT INCOME (LOSS)	43,202

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	492,048
Change in net unrealized appreciation/depreciation on investments	5,741,537
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,233,585

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,276,787

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 259

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$43,202	$78,173
Net realized gains (losses) on investments	492,048	502,295
Change in net unrealized appreciation/depreciation on investments	5,741,537	1,009,003
Change in net assets resulting from operations	6,276,787	1,589,471

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(76,297)	(42,826)
Change in net assets resulting from distributions	(76,297)	(42,826)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	38,717,286	25,366,556
Dividends reinvested	76,297	42,826
Value of shares redeemed	(29,433,241)	(23,885,585)
Change in net assets resulting from capital transactions	9,360,342	1,523,797
Change in net assets	15,560,832	3,070,442

NET ASSETS:
Beginning of period	13,764,986	10,694,544
End of period	$29,325,818	$13,764,986
Accumulated net investment income (loss)	$44,997	$78,598

SHARE TRANSACTIONS:
Issued	797,394	641,796
Reinvested	1,667	1,081
Redeemed	(617,276)	(608,971)
Change in shares	181,785	33,906

See accompanying notes to financial statements.

260 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$41.66	$36.07	$36.82	$29.82	$24.19

Investment Activities:
Net investment income (loss)(a)	0.11	0.23	0.09	0.13	0.18
Net realized and unrealized gains (losses) on investments	15.74	5.46	(0.74)	6.94	5.64
Total income (loss) from investment activities	15.85	5.69	(0.65)	7.07	5.82

Distributions to Shareholders From:
Net investment income	(0.25)	(0.10)	(0.10)	(0.07)	(0.19)

Net Asset Value, End of Period	$57.26	$41.66	$36.07	$36.82	$29.82

Total Return	38.19%	15.80%	(1.79)%	23.75%	24.10%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.94%	1.90%	1.89%	2.11%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.22%	0.59%	0.23%	0.39%	0.69%

Supplemental Data:
Net assets, end of period (000’s)	$29,326	$13,765	$10,695	$17,340	$14,724
Portfolio turnover rate(b)	106%	141%	247%	238%	434%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Internet :: 261

ProFund VP Internet seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Internet Composite Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 51.71%. For the same period, the Index had a total return of 54.36%(1) and a volatility of 16.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Internet	51.71%	32.32%	12.53%
Dow Jones Internet Composite Index	54.36%	34.54%	14.54%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Internet	1.93%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	9.6%
Amazon.com, Inc.	7.5%
Facebook, Inc.	6.5%
eBay, Inc.	5.5%
Priceline.com, Inc.	5.2%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

262 :: ProFund VP Internet :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (99.6%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	7,854	$370,552
Allscripts Healthcare Solutions, Inc.* (Software)	14,058	217,337
Amazon.com, Inc.* (Internet)	2,772	1,105,446
Concur Technologies, Inc.* (Software)	2,904	299,635
Cornerstone OnDemand, Inc.* (Software)	4,224	225,308
DealerTrack Holdings, Inc.* (Internet)	4,422	212,610
Digital River, Inc.* (Software)	6,270	115,995
E*TRADE Financial Corp.* (Diversified Financial Services)	15,840	311,098
EarthLink, Inc. (Telecommunications)	22,110	112,098
eBay, Inc.* (Internet)	14,784	811,494
Ebix, Inc. (Software)	7,722	113,668
Equinix, Inc.* (Internet)	2,112	374,774
Expedia, Inc. (Internet)	5,082	354,012
Facebook, Inc.*—Class A (Internet)	17,424	952,395
Google, Inc.*—Class A (Internet)	1,254	1,405,369
Groupon, Inc.* (Internet)	25,080	295,192
IAC/InterActiveCorp (Internet)	4,620	317,348
j2 Global, Inc. (Computers)	4,356	217,843
Juniper Networks, Inc.* (Telecommunications)	18,546	418,583
LinkedIn Corp.*—Class A (Internet)	2,244	486,566
LivePerson, Inc.* (Computers)	10,230	151,609
Monster Worldwide, Inc.* (Commercial Services)	21,318	151,997
Netflix, Inc.* (Internet)	1,386	510,284
NETGEAR, Inc.* (Telecommunications)	5,148	169,575
NetSuite, Inc.* (Software)	2,376	244,776
OpenTable, Inc.* (Internet)	2,376	188,583
Priceline.com, Inc.* (Internet)	660	767,184
Rackspace Hosting, Inc.* (Internet)	7,590	296,997
Salesforce.com, Inc.* (Software)	11,088	611,946
Sapient Corp.* (Internet)	11,484	199,362
Sonus Networks, Inc.* (Telecommunications)	47,388	149,272
TD Ameritrade Holding Corp. (Diversified Financial Services)	11,220	343,781
Tibco Software, Inc.* (Internet)	10,560	237,389
TripAdvisor, Inc.* (Internet)	4,488	371,741
United Online, Inc. (Internet)	5,610	77,194
ValueClick, Inc.* (Internet)	7,788	182,006
VeriSign, Inc.* (Internet)	5,940	355,093
VirnetX Holding Corp.* (Internet)	7,458	144,760
Vocus, Inc.* (Internet)	7,920	90,209
Yahoo!, Inc.* (Internet)	16,104	651,246
TOTAL COMMON STOCKS (Cost $8,154,328)		14,612,327
TOTAL INVESTMENT SECURITIES (Cost $8,154,328)—99.6%		14,612,327
Net other assets (liabilities)—0.4%		54,842
NET ASSETS—100.0%		$14,667,169

*                      Non-income producing security

ProFund VP Internet invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Commercial Services	$151,997	1.0%
Computers	369,452	2.5%
Diversified Financial Services	654,878	4.5%
Internet	10,387,255	70.8%
Software	2,199,217	15.0%
Telecommunications	849,528	5.8%
Other**	54,842	0.4%
Total	$14,667,169	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 263

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$8,154,328
Securities, at value	14,612,327
Total Investment Securities, at value	14,612,327
Receivable for capital shares issued	6,078
Receivable for investments sold	221,368
Prepaid expenses	53
TOTAL ASSETS	14,839,826

LIABILITIES:
Payable for capital shares redeemed	115,157
Cash overdraft	28,746
Advisory fees payable	8,858
Management services fees payable	1,181
Administration fees payable	437
Administrative services fees payable	4,731
Distribution fees payable	4,230
Trustee fees payable	5
Transfer agency fees payable	691
Fund accounting fees payable	856
Compliance services fees payable	127
Other accrued expenses	7,638
TOTAL LIABILITIES	172,657
NET ASSETS	$14,667,169

NET ASSETS CONSIST OF:
Capital	$8,548,422
Accumulated net investment income (loss)	2,925
Accumulated net realized gains (losses) on investments	(342,177)
Net unrealized appreciation (depreciation) on investments	6,457,999
NET ASSETS	$14,667,169

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	182,012
Net Asset Value (offering and redemption price per share)	$80.58

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$25,203
Interest	11
TOTAL INVESTMENT INCOME	25,214

EXPENSES:
Advisory fees	73,057
Management services fees	9,741
Administration fees	4,151
Transfer agency fees	6,480
Administrative services fees	30,948
Distribution fees	24,352
Custody fees	5,152
Fund accounting fees	8,553
Trustee fees	243
Compliance services fees	99
Other fees	8,803
Total Gross Expenses before reductions	171,579
Expenses reduced and reimbursed by the Advisor	(7,933)
TOTAL NET EXPENSES	163,646
NET INVESTMENT INCOME (LOSS)	(138,432)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	274,659
Change in net unrealized appreciation/depreciation on investments	3,765,426
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,040,085

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,901,653

See accompanying notes to financial statements.

264 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(138,432)	$(70,222)
Net realized gains (losses) on investments	274,659	858,879
Change in net unrealized appreciation/depreciation on investments	3,765,426	(26,808)
Change in net assets resulting from operations	3,901,653	761,849

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(688,596)	(789,858)
Change in net assets resulting from distributions	(688,596)	(789,858)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,344,214	11,979,766
Dividends reinvested	688,596	789,858
Value of shares redeemed	(21,304,342)	(10,510,320)
Change in net assets resulting from capital transactions	4,728,468	2,259,304
Change in net assets	7,941,525	2,231,295

NET ASSETS:
Beginning of period	6,725,644	4,494,349
End of period	$14,667,169	$6,725,644
Accumulated net investment income (loss)	$2,925	$2,925

SHARE TRANSACTIONS:
Issued	374,317	201,716
Reinvested	11,719	14,479
Redeemed	(316,690)	(185,363)
Change in shares	69,346	30,832

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$59.70	$54.92	$60.73	$46.50	$26.23

Investment Activities:
Net investment income (loss)(a)	(0.97)	(0.76)	(0.86)	(0.48)	(0.58)
Net realized and unrealized gains (losses) on investments	29.14	11.09	(3.14)	16.40	20.85
Total income (loss) from investment activities	28.17	10.33	(4.00)	15.92	20.27

Distributions to Shareholders From:
Net realized gains on investments	(7.29)	(5.55)	(1.81)	(1.69)	—

Net Asset Value, End of Period	$80.58	$59.70	$54.92	$60.73	$46.50

Total Return	51.71%	19.76%	(6.91)%	35.27%	77.28%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.93%	1.82%	1.81%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	(1.42)%	(1.33)%	(1.42)%	(0.95)%	(1.53)%

Supplemental Data:
Net assets, end of period (000’s)	$14,667	$6,726	$4,494	$17,774	$14,879
Portfolio turnover ratio(b)	194%	189%	95%	233%	286%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

266 :: ProFund VP Oil & Gas :: Management Discussion of Fund Performance

ProFund VP Oil & Gas seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 24.07%. For the same period, the Index had a total return of 26.14%(1) and a volatility of 14.01%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Oil & Gas	24.07%	12.17%	11.75%
Dow Jones U.S. Oil & Gas Index	26.14%	14.06%	13.80%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Oil & Gas	1.86%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.8%
Chevron Corp.	12.9%
Schlumberger, Ltd.	6.4%
ConocoPhillips	4.7%
Occidental Petroleum Corp.	4.1%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	75%
Oil Equipment, Services and Distribution	25%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)              The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)              The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Oil & Gas :: 267

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (100.5%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	15,980	$1,267,534
Apache Corp. (Oil & Gas)	12,690	1,090,579
Atwood Oceanics, Inc.* (Oil & Gas)	1,880	100,373
Baker Hughes, Inc. (Oil & Gas Services)	14,100	779,166
Bristow Group, Inc. (Transportation)	1,175	88,196
Cabot Oil & Gas Corp. (Oil & Gas)	13,395	519,190
Cameron International Corp.* (Oil & Gas Services)	7,520	447,666
CARBO Ceramics, Inc. (Oil & Gas Services)	705	82,154
Chart Industries, Inc.* (Machinery-Diversified)	940	89,902
Cheniere Energy, Inc.* (Oil & Gas)	7,050	303,996
Chesapeake Energy Corp. (Oil & Gas)	15,980	433,697
Chevron Corp. (Oil & Gas)	60,865	7,602,647
Cimarex Energy Co. (Oil & Gas)	2,820	295,846
Cobalt International Energy, Inc.* (Oil & Gas)	9,400	154,630
Concho Resources, Inc.* (Oil & Gas)	3,290	355,320
ConocoPhillips (Oil & Gas)	38,775	2,739,454
Continental Resources, Inc.* (Oil & Gas)	1,410	158,653
Core Laboratories N.V. (Oil & Gas Services)	1,410	269,240
Denbury Resources, Inc.* (Oil & Gas)	11,515	189,191
Devon Energy Corp. (Oil & Gas)	11,985	741,512
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,115	120,386
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,350	140,131
Dril-Quip, Inc.* (Oil & Gas Services)	1,175	129,168
Energen Corp. (Oil & Gas)	2,350	166,263
Energy XXI (Bermuda), Ltd. (Oil & Gas)	2,350	63,591
Ensco PLCADR—Class A (Oil & Gas)	7,285	416,556
EOG Resources, Inc. (Oil & Gas)	8,695	1,459,369
EQT Corp. (Oil & Gas)	4,700	421,965
EXCO Resources, Inc. (Oil & Gas)	5,405	28,701
Exterran Holdings, Inc.* (Oil & Gas Services)	1,880	64,296
Exxon Mobil Corp. (Oil & Gas)	138,415	14,007,597
First Solar, Inc.* (Semiconductors)	2,350	128,404
FMC Technologies, Inc.* (Oil & Gas Services)	7,520	392,619
Gulfport Energy Corp.* (Oil & Gas)	2,585	163,243
Halliburton Co. (Oil & Gas Services)	26,790	1,359,592
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,055	70,815
Helmerich & Payne, Inc. (Oil & Gas)	3,290	276,623
Hess Corp. (Oil & Gas)	8,930	741,190
HollyFrontier Corp. (Oil & Gas)	6,345	315,283
Kinder Morgan, Inc. (Pipelines)	21,385	769,860
Kodiak Oil & Gas Corp.* (Oil & Gas)	8,460	94,837
Marathon Oil Corp. (Oil & Gas)	22,090	779,777
Marathon Petroleum Corp. (Oil & Gas)	9,635	883,819
McDermott International, Inc.* (Engineering & Construction)	7,520	68,883
Murphy Oil Corp. (Oil & Gas)	5,640	365,923
Nabors Industries, Ltd. (Oil & Gas)	8,225	139,743
National Oilwell Varco, Inc. (Oil & Gas Services)	13,630	1,083,994
Newfield Exploration Co.* (Oil & Gas)	4,230	104,185
Noble Corp. PLC (Oil & Gas)	7,990	299,385
Noble Energy, Inc. (Oil & Gas)	11,280	768,281
Oasis Petroleum, Inc.* (Oil & Gas)	3,055	143,493
Occidental Petroleum Corp. (Oil & Gas)	25,615	2,435,987
Oceaneering International, Inc. (Oil & Gas Services)	3,525	278,052
OGE Energy Corp. (Electric)	6,345	215,096
Oil States International, Inc.* (Oil & Gas Services)	1,645	167,329
Patterson-UTI Energy, Inc. (Oil & Gas)	4,465	113,054
Phillips 66 (Oil & Gas)	19,035	1,468,170
Pioneer Natural Resources Co. (Oil & Gas)	4,465	821,873
QEP Resources, Inc. (Oil & Gas)	5,640	172,866
Range Resources Corp. (Oil & Gas)	5,170	435,883
Rosetta Resources, Inc.* (Oil & Gas)	1,880	90,315
Rowan Cos. PLC*—Class A (Oil & Gas)	3,995	141,263
SandRidge Energy, Inc.* (Oil & Gas)	11,280	68,470
Schlumberger, Ltd. (Oil & Gas Services)	41,595	3,748,124
SEACOR Holdings, Inc.* (Oil & Gas Services)	705	64,296
SemGroup Corp.—Class A (Pipelines)	1,410	91,974
SM Energy Co. (Oil & Gas)	2,115	175,778
Southwestern Energy Co.* (Oil & Gas)	11,045	434,400
Spectra Energy Corp. (Pipelines)	21,150	753,363
Superior Energy Services, Inc.* (Oil & Gas Services)	4,935	131,320
Teekay Shipping Corp. (Transportation)	1,175	56,412
Tesoro Petroleum Corp. (Oil & Gas)	4,230	247,455
The Williams Cos., Inc. (Pipelines)	21,620	833,883
Tidewater, Inc. (Transportation)	1,645	97,498
Transocean, Ltd. (Oil & Gas)	10,810	534,230
Ultra Petroleum Corp.* (Oil & Gas)	4,935	106,843
Unit Corp.* (Oil & Gas)	1,410	72,784
Valero Energy Corp. (Oil & Gas)	17,155	864,612
Weatherford International, Ltd.* (Oil & Gas Services)	24,440	378,576
Western Refining, Inc. (Oil & Gas)	1,645	69,764
Whiting Petroleum Corp.* (Oil & Gas)	3,760	232,631
World Fuel Services Corp. (Retail)	2,350	101,426
WPX Energy, Inc.* (Oil & Gas)	6,345	129,311
TOTAL COMMON STOCKS (Cost $19,248,214)		59,209,956

Right(NM)
EXCO Resources, Inc.; expiring 1/10/14 at $5.00* (Oil & Gas)	5,405	865
TOTAL RIGHT (Cost $—)		865
TOTAL INVESTMENT SECURITIES (Cost $19,248,214)—100.5%		59,210,821
Net other assets (liabilities)—(0.5)%		(322,977)
NET ASSETS—100.0%		$58,887,844

*                                         Non-income producing security

ADR                            American Depositary Receipt

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

268 :: ProFund VP Oil & Gas :: Financial Statements

ProFund VP Oil & Gas invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Electric	$215,096	0.4%
Engineering & Construction	68,883	0.1%
Machinery-Diversified	89,902	0.2%
Oil & Gas	46,329,385	78.6%
Oil & Gas Services	9,586,538	16.2%
Pipelines	2,449,081	4.2%
Retail	101,426	0.2%
Semiconductors	128,404	0.2%
Transportation	242,106	0.4%
Other**	(322,977)	(0.5)%
Total	$58,887,844	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 269

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$19,248,214
Securities, at value	59,210,821
Total Investment Securities, at value	59,210,821
Dividends receivable	30,128
Receivable for capital shares issued	38,386
Prepaid expenses	310
TOTAL ASSETS	59,279,645

LIABILITIES:
Payable for capital shares redeemed	130,019
Cash overdraft	106,092
Advisory fees payable	34,827
Management services fees payable	4,644
Administration fees payable	1,819
Administrative services fees payable	24,730
Distribution fees payable	21,418
Trustee fees payable	19
Transfer agency fees payable	2,875
Fund accounting fees payable	3,560
Compliance services fees payable	722
Other accrued expenses	61,076
TOTAL LIABILITIES	391,801
NET ASSETS	$58,887,844

NET ASSETS CONSIST OF:
Capital	$20,319,925
Accumulated net investment income (loss)	254,080
Accumulated net realized gains (losses) on investments	(1,648,768)
Net unrealized appreciation (depreciation) on investments	39,962,607
NET ASSETS	$58,887,844

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,101,208
Net Asset Value (offering and redemption price per share)	$53.48

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$1,242,326
Interest	56
Foreign tax withholding	(297)
TOTAL INVESTMENT INCOME	1,242,085

EXPENSES:
Advisory fees	441,258
Management services fees	58,834
Administration fees	25,378
Transfer agency fees	39,604
Administrative services fees	180,007
Distribution fees	147,086
Custody fees	7,003
Fund accounting fees	51,383
Trustee fees	1,520
Compliance services fees	362
Other fees	83,360
Total Gross Expenses before reductions	1,035,795
Expenses reduced and reimbursed by the Advisor	(47,375)
TOTAL NET EXPENSES	988,420
NET INVESTMENT INCOME (LOSS)	253,665

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,613,225
Net realized gains (losses) on swap agreements	82,745
Change in net unrealized appreciation/depreciation on investments	6,605,725
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	12,301,695

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,555,360

See accompanying notes to financial statements.

270 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$253,665	$253,006
Net realized gains (losses) on investments	5,695,970	3,181,893
Change in net unrealized appreciation/depreciation on investments	6,605,725	(2,725,145)
Change in net assets resulting from operations	12,555,360	709,754

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(252,011)	(76,393)
Net realized gains on investments	(2,235,809)	(5,553,019)
Change in net assets resulting from distributions	(2,487,820)	(5,629,412)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,356,128	41,633,556
Dividends reinvested	2,487,820	5,629,412
Value of shares redeemed	(41,583,398)	(53,844,122)
Change in net assets resulting from capital transactions	(8,739,450)	(6,581,154)
Change in net assets	1,328,090	(11,500,812)

NET ASSETS:
Beginning of period	57,559,754	69,060,566
End of period	$58,887,844	$57,559,754
Accumulated net investment income (loss)	$254,080	$253,006

SHARE TRANSACTIONS:
Issued	615,475	891,760
Reinvested	52,786	127,883
Redeemed	(845,562)	(1,195,809)
Change in shares	(177,301)	(176,166)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$45.02	$47.47	$46.49	$39.64	$38.84

Investment Activities:
Net investment income (loss)(a)	0.21	0.18	0.04	0.08	0.15
Net realized and unrealized gains (losses) on investments	10.34	1.12	1.00	6.93	5.73
Total income (loss) from investment activities	10.55	1.30	1.04	7.01	5.88

Distributions to Shareholders From:
Net investment income	(0.21)	(0.05)	(0.06)	(0.16)	—
Net realized gains on investments	(1.88)	(3.70)	—	—	(5.08)
Total distributions	(2.09)	(3.75)	(0.06)	(0.16)	(5.08)

Net Asset Value, End of Period	$53.48	$45.02	$47.47	$46.49	$39.64

Total Return	24.07%	2.90%	2.25%	17.76%	15.50%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.86%	1.82%	1.77%	1.81%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.43%	0.39%	0.08%	0.21%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$58,888	$57,560	$69,061	$97,755	$82,607
Portfolio turnover rate(b)	19%	68%	73%	89%	109%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

272 :: ProFund VP Pharmaceuticals :: Management Discussion of Fund Performance

ProFund VP Pharmaceuticals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 31.63%. For the same period, the Index had a total return of 33.92%(1) and a volatility of 11.93%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Pharmaceuticals	31.63%	14.96%	4.94%
Dow Jones U.S. Pharmaceuticals Index	33.92%	17.09%	6.86%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Pharmaceuticals	1.85%	1.68%

**  Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	39%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.2%
Pfizer, Inc.	13.2%
Merck & Co., Inc.	9.7%
Bristol-Myers Squibb Co.	5.8%
Eli Lilly & Co.	3.4%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Pharmaceuticals :: 273

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (60.9%)

	Shares	Value
Actavis PLC* (Pharmaceuticals)	2,261	$379,849
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	266	18,875
Allergan, Inc. (Pharmaceuticals)	3,990	443,209
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,394	16,327
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,679	1,152,239
Eli Lilly & Co. (Pharmaceuticals)	13,034	664,734
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,463	98,694
Forest Laboratories, Inc.* (Pharmaceuticals)	3,192	191,616
Hospira, Inc.* (Healthcare-Products)	2,128	87,844
Impax Laboratories, Inc.* (Pharmaceuticals)	798	20,062
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	665	84,162
Johnson & Johnson (Pharmaceuticals)	37,240	3,410,811
Mallinckrodt PLC* (Pharmaceuticals)	798	41,703
Merck & Co., Inc. (Pharmaceuticals)	38,570	1,930,429
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,054	219,344
Perrigo Co. PLC (Pharmaceuticals)	1,729	265,332
Pfizer, Inc. (Pharmaceuticals)	85,519	2,619,447
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	798	43,451
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	798	71,772
Theravance, Inc.* (Pharmaceuticals)	1,064	37,932
ViroPharma, Inc.* (Pharmaceuticals)	931	46,410
VIVUS, Inc.* (Pharmaceuticals)	1,330	12,076
Zoetis, Inc. (Pharmaceuticals)	6,650	217,389
TOTAL COMMON STOCKS (Cost $6,894,437)		12,073,707

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $39,000	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000
TOTAL INVESTMENT SECURITIES (Cost $6,933,437)—61.1%		12,112,707
Net other assets (liabilities)—38.9%		7,726,023
NET ASSETS—100.0%		$19,838,730

*             Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	(0.63)%	1/3/14	$7,749,070	$(930)

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Biotechnology	$35,202	0.2%
Healthcare-Products	87,844	0.5%
Pharmaceuticals	11,950,661	60.2%
Other**	7,765,023	39.1%
Total	$19,838,730	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

274 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$6,933,437
Securities, at value	12,073,707
Repurchase agreements, at value	39,000
Total Investment Securities, at value	12,112,707
Cash	128,431
Dividends and interest receivable	40,235
Receivable for capital shares issued	48,819
Receivable for investments sold	7,723,312
Prepaid expenses	80
TOTAL ASSETS	20,053,584

LIABILITIES:
Payable for investments purchased	136,383
Payable for capital shares redeemed	27,141
Unrealized loss on swap agreements	930
Advisory fees payable	12,191
Management services fees payable	1,625
Administration fees payable	637
Administrative services fees payable	9,076
Distribution fees payable	8,640
Trustee fees payable	7
Transfer agency fees payable	1,006
Fund accounting fees payable	1,246
Compliance services fees payable	216
Other accrued expenses	15,756
TOTAL LIABILITIES	214,854
NET ASSETS	$19,838,730

NET ASSETS CONSIST OF:
Capital	$17,205,228
Accumulated net investment income (loss)	194,938
Accumulated net realized gains (losses) on investments	(2,739,776)
Net unrealized appreciation (depreciation) on investments	5,178,340
NET ASSETS	$19,838,730
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	580,289
Net Asset Value (offering and redemption price per share)	$34.19

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$487,222
Interest	56
TOTAL INVESTMENT INCOME	487,278

EXPENSES:
Advisory fees	130,509
Management services fees	17,401
Administration fees	7,439
Transfer agency fees	11,637
Administrative services fees	50,619
Distribution fees	43,503
Custody fees	3,841
Fund accounting fees	15,075
Trustee fees	428
Compliance services fees	126
Other fees	22,646
Total Gross Expenses before reductions	303,224
Expenses reduced and reimbursed by the Advisor	(10,884)
TOTAL NET EXPENSES	292,340
NET INVESTMENT INCOME (LOSS)	194,938

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,423,393
Net realized gains (losses) on swap agreements	155,424
Change in net unrealized appreciation/depreciation on investments	2,439,674
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,018,491
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,213,429

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 275

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$194,938	$340,085
Net realized gains (losses) on investments	1,578,817	1,554,833
Change in net unrealized appreciation/depreciation on investments	2,439,674	(164,216)
Change in net assets resulting from operations	4,213,429	1,730,702

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(340,085)	(225,615)
Net realized gains on investments	(922,680)	—
Change in net assets resulting from distributions	(1,262,765)	(225,615)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,744,272	34,892,591
Dividends reinvested	1,262,765	225,615
Value of shares redeemed	(24,459,497)	(50,188,629)
Change in net assets resulting from capital transactions	3,547,540	(15,070,423)
Change in net assets	6,498,204	(13,565,336)

NET ASSETS:
Beginning of period	13,340,526	26,905,862
End of period	$19,838,730	$13,340,526
Accumulated net investment income (loss)	$194,938	$340,085

SHARE TRANSACTIONS:
Issued	840,292	1,327,535
Reinvested	41,200	8,914
Redeemed	(784,140)	(1,927,777)
Change in shares	97,352	(591,328)

See accompanying notes to financial statements.

276 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$27.62	$25.05	$22.09	$22.95	$20.17

Investment Activities:
Net investment income (loss)(a)	0.35	0.48	0.41	0.39	0.52
Net realized and unrealized gains (losses) on investments	8.16	2.46	3.08	(0.27)	2.83
Total income (loss) from investment activities	8.51	2.94	3.49	0.12	3.35

Distributions to Shareholders From:
Net investment income	(0.52)	(0.37)	(0.53)	(0.98)	(0.57)
Net realized gains on investments	(1.42)	—	—	—	—
Total distributions	(1.94)	(0.37)	(0.53)	(0.98)	(0.57)

Net Asset Value, End of Period	$34.19	$27.62	$25.05	$22.09	$22.95

Total Return	31.63%	11.86%	16.13%	0.48%	16.90%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.85%	1.80%	1.78%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.65%
Net investment income (loss)	1.12%	1.83%	1.74%	1.78%	2.66%

Supplemental Data:
Net assets, end of period (000’s)	$19,839	$13,341	$26,906	$6,885	$13,122
Portfolio turnover rate(b)	275%	351%	411%	360%	508%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Precious Metals :: 277

ProFund VP Precious Metals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Precious Metals Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of -37.94%. For the same period, the Index had a return of -36.48%(1) and a volatility of 35.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*     The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Precious Metals	-37.94%	-5.08%	-2.23%
Dow Jones Precious Metals Index	-36.48%	-3.05%	0.07%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Precious Metals	1.83%	1.68%

**  Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         Prior to June 19, 2004, the Index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Index. This Index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from December 31, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

(4)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

278 :: ProFund VP Precious Metals :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (90.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $35,070,003	$35,070,000	$35,070,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,070,000)		35,070,000
TOTAL INVESTMENT SECURITIES (Cost $35,070,000)—90.2%		35,070,000
Net other assets (liabilities)—9.8%		3,796,483
NET ASSETS—100.0%		$38,866,483

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $7,313,000.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	(0.63)%	1/24/14	$18,256,215	$768,715
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(0.73)%	1/24/14	20,574,661	790,376
				$1,559,091

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 279

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$35,070,000
Repurchase agreements, at value	35,070,000
Total Investment Securities, at value	35,070,000
Cash	270
Interest receivable	3
Unrealized gain on swap agreements	1,559,091
Receivable for capital shares issued	2,337,168
Prepaid expenses	288
TOTAL ASSETS	38,966,820

LIABILITIES:
Payable for capital shares redeemed	3,798
Advisory fees payable	24,396
Management services fees payable	3,253
Administration fees payable	1,115
Administrative services fees payable	14,531
Distribution fees payable	12,952
Trustee fees payable	12
Transfer agency fees payable	1,763
Fund accounting fees payable	2,183
Compliance services fees payable	536
Other accrued expenses	35,798
TOTAL LIABILITIES	100,337
NET ASSETS	$38,866,483

NET ASSETS CONSIST OF:
Capital	$103,225,477
Accumulated net realized gains (losses) on investments	(65,918,085)
Net unrealized appreciation (depreciation) on investments	1,559,091
NET ASSETS	$38,866,483
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,650,260
Net Asset Value (offering and redemption price per share)	$23.55

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$16,184

EXPENSES:
Advisory fees	343,454
Management services fees	45,793
Administration fees	19,976
Transfer agency fees	31,036
Administrative services fees	143,550
Distribution fees	114,485
Custody fees	7,506
Fund accounting fees	39,964
Trustee fees	1,285
Compliance services fees	65
Other fees	37,763
Total Gross Expenses before reductions	784,877
Expenses reduced and reimbursed by the Advisor	(15,540)
TOTAL NET EXPENSES	769,337
NET INVESTMENT INCOME (LOSS)	(753,153)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(168)
Net realized gains (losses) on swap agreements	(23,504,401)
Change in net unrealized appreciation/depreciation on investments	(700,837)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(24,205,406)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,958,559)

See accompanying notes to financial statements.

280 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(753,153)	$(1,371,922)
Net realized gains (losses) on investments	(23,504,569)	(18,690,361)
Change in net unrealized appreciation/depreciation on investments	(700,837)	4,745,649
Change in net assets resulting from operations	(24,958,559)	(15,316,634)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	92,724,238	95,698,585
Value of shares redeemed	(104,365,279)	(108,075,234)
Change in net assets resulting from capital transactions	(11,641,041)	(12,376,649)
Change in net assets	(36,599,600)	(27,693,283)

NET ASSETS:
Beginning of period	75,466,083	103,159,366
End of period	$38,866,483	$75,466,083

SHARE TRANSACTIONS:
Issued	3,451,255	2,309,880
Redeemed	(3,789,768)	(2,644,043)
Change in shares	(338,513)	(334,163)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$37.95	$44.41	$55.83	$42.00		$31.27

Investment Activities:
Net investment income (loss)(a)	(0.46)	(0.65)	(0.83)	(0.71)		(0.58)
Net realized and unrealized gains (losses) on investments	(13.94)	(5.81)	(9.79)	14.54		11.62
Total income (loss) from investment activities	(14.40)	(6.46)	(10.62)	13.83		11.04

Distributions to Shareholders From:
Net investment income	—	—	—	—		(0.31)
Net realized gains on investments	—	—	(0.80)	—		—
Total distributions	—	—	(0.80)	—		(0.31)

Net Asset Value, End of Period	$23.55	$37.95	$44.41	$55.83		$42.00

Total Return	(37.94)%	(14.55)%	(19.21)%	32.93%		35.33%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.83%	1.79%	1.76%		1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%		1.67%
Net investment income (loss)	(1.65)%	(1.57)%	(1.64)%	(1.56)%		(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$38,866	$75,466	$103,159	$174,735		$131,107
Portfolio turnover rate(b)	—	—	—	694	%(c)	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)          Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

282 :: ProFund VP Real Estate :: Management Discussion of Fund Performance

ProFund VP Real Estate seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Real Estate Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 0.09%. For the same period, the Index had a total return of 1.77%(1) and a volatility of 15.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Real Estate	0.09%	14.40%	5.23%
Dow Jones U.S. Real Estate Index	1.77%	16.34%	7.38%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Real Estate	1.84%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	8.0%
American Tower Corp.	5.4%
Public Storage, Inc.	3.7%
Prologis, Inc.	3.1%
Weyerhaeuser Co.	3.1%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Real Estate :: 283

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (100.3%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate)	1,157	$48,282
Alexandria Real Estate Equities, Inc. (REIT)	1,958	124,568
American Campus Communities, Inc. (REIT)	2,937	94,601
American Capital Agency Corp. (REIT)	10,680	206,017
American Realty Capital Properties, Inc. (REIT)	5,162	66,383
American Tower Corp. (REIT)	11,036	880,894
Annaly Mortgage Management, Inc. (REIT)	26,433	263,537
Apartment Investment and Management Co.—Class A (REIT)	4,094	106,076
ARMOUR Residential REIT, Inc. (REIT)	10,324	41,399
AvalonBay Communities, Inc. (REIT)	3,382	399,854
BioMed Realty Trust, Inc. (REIT)	5,340	96,761
Boston Properties, Inc. (REIT)	4,272	428,781
Brandywine Realty Trust (REIT)	4,361	61,446
BRE Properties, Inc.—Class A (REIT)	2,136	116,861
Camden Property Trust (REIT)	2,403	136,683
CBL & Associates Properties, Inc. (REIT)	4,717	84,717
CBRE Group, Inc.*—Class A (Real Estate)	7,743	203,641
Chimera Investment Corp. (REIT)	28,658	88,840
Cole Real Estate Investment, Inc. (REIT)	11,659	163,692
Columbia Property Trust, Inc. (REIT)	3,471	86,775
CommonWealth REIT (REIT)	3,116	72,628
Corporate Office Properties Trust (REIT)	2,403	56,927
Corrections Corp. of America (REIT)	3,204	102,753
CubeSmart (REIT)	3,649	58,165
CYS Investments, Inc. (REIT)	4,628	34,293
DCT Industrial Trust, Inc. (REIT)	8,811	62,822
DDR Corp. (REIT)	8,099	124,482
DiamondRock Hospitality Co. (REIT)	5,429	62,705
Digital Realty Trust, Inc. (REIT)	3,560	174,867
Douglas Emmett, Inc. (REIT)	3,649	84,985
Duke Realty Corp. (REIT)	9,078	136,533
DuPont Fabros Technology, Inc. (REIT)	1,780	43,984
EastGroup Properties, Inc. (REIT)	890	51,558
EPR Properties (REIT)	1,424	70,004
Equity Lifestyle Properties, Inc. (REIT)	2,225	80,612
Equity Residential (REIT)	9,345	484,724
Essex Property Trust, Inc. (REIT)	1,068	153,269
Extra Space Storage, Inc. (REIT)	3,026	127,485
Federal Realty Investment Trust (REIT)	1,780	180,510
Forest City Enterprises, Inc.*—Class A (Real Estate)	4,361	83,295
Franklin Street Properties Corp. (REIT)	2,403	28,716
Gaming and Leisure Properties, Inc.* (REIT)	1,958	99,486
General Growth Properties, Inc. (REIT)	14,952	300,086
Hatteras Financial Corp. (REIT)	2,759	45,082
HCP, Inc. (REIT)	12,727	462,245
Health Care REIT, Inc. (REIT)	8,010	429,096
Healthcare Realty Trust, Inc. (REIT)	2,670	56,898
Highwoods Properties, Inc. (REIT)	2,492	90,136
Home Properties, Inc. (REIT)	1,602	85,899
Hospitality Properties Trust (REIT)	4,094	110,661
Host Hotels & Resorts, Inc. (REIT)	21,093	410,048
Invesco Mortgage Capital, Inc. (REIT)	3,738	54,874
Jones Lang LaSalle, Inc. (Real Estate)	1,246	127,578
Kilroy Realty Corp. (REIT)	2,314	116,117
Kimco Realty Corp. (REIT)	11,392	224,992
LaSalle Hotel Properties (REIT)	2,937	90,636
Lexington Realty Trust (REIT)	5,696	58,156
Liberty Property Trust (REIT)	4,094	138,664
Mack-Cali Realty Corp. (REIT)	2,492	53,528
Medical Properties Trust, Inc. (REIT)	4,539	55,467
MFA Financial, Inc. (REIT)	10,235	72,259
Mid-America Apartment Communities, Inc. (REIT)	2,047	124,335
National Retail Properties, Inc. (REIT)	3,382	102,576
OMEGA Healthcare Investors, Inc. (REIT)	3,382	100,784
Piedmont Office Realty Trust, Inc.—Class A (REIT)	4,628	76,455
Plum Creek Timber Co., Inc. (REIT)	4,895	227,666
Post Properties, Inc. (REIT)	1,513	68,433
Potlatch Corp. (REIT)	1,157	48,293
Prologis, Inc. (REIT)	13,884	513,013
Public Storage, Inc. (REIT)	4,005	602,832
Rayonier, Inc. (REIT)	3,560	149,876
Realogy Holdings Corp.* (Real Estate)	4,094	202,530
Realty Income Corp. (REIT)	5,785	215,954
Redwood Trust, Inc. (REIT)	2,314	44,822
Regency Centers Corp. (REIT)	2,581	119,500
Retail Properties of America, Inc. (REIT)	5,162	65,661
RLJ Lodging Trust (REIT)	3,382	82,250
Ryman Hospitality Properties, Inc. (REIT)	1,424	59,495
Senior Housing Properties Trust (REIT)	5,251	116,730
Simon Property Group, Inc. (REIT)	8,633	1,313,596
SL Green Realty Corp. (REIT)	2,670	246,655
Sovran Self Storage, Inc. (REIT)	890	58,001
Spirit Realty Capital, Inc. (REIT)	9,790	96,236
St. Joe Co.* (Real Estate)	2,581	49,529
Starwood Property Trust, Inc. (REIT)	5,429	150,383
Sunstone Hotel Investors, Inc. (REIT)	5,073	67,978
Tanger Factory Outlet Centers, Inc. (REIT)	2,670	85,493
Taubman Centers, Inc. (REIT)	1,780	113,778
The Geo Group, Inc. (REIT)	2,047	65,954
The Howard Hughes Corp.* (Real Estate)	890	106,889
The Macerich Co. (REIT)	3,916	230,613
Two Harbors Investment Corp. (REIT)	10,146	94,155
UDR, Inc. (REIT)	7,031	164,174
Ventas, Inc. (REIT)	8,188	469,009
Vornado Realty Trust (REIT)	4,806	426,725
Washington REIT (REIT)	1,869	43,660
Weingarten Realty Investors (REIT)	3,115	85,413
Weyerhaeuser Co. (REIT)	16,198	511,371
WP Carey, Inc. (Real Estate)	1,602	98,283
TOTAL COMMON STOCKS (Cost $7,893,396)		16,456,133
TOTAL INVESTMENT SECURITIES (Cost $7,893,396)—100.3%		16,456,133
Net other assets (liabilities)—(0.3)%		(45,710)
NET ASSETS—100.0%		$16,410,423

*                           Non-income producing security

See accompanying notes to financial statements.

284 :: ProFund VP Real Estate :: Financial Statements

ProFund VP Real Estate invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Real Estate	$920,027	5.6%
REIT	15,536,106	94.7%
Other**	(45,710)	(0.3)%
Total	$16,410,423	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 285

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$7,893,396
Securities, at value	16,456,133
Total Investment Securities, at value	16,456,133
Dividends receivable	87,672
Receivable for investments sold	184,874
Prepaid expenses	125
TOTAL ASSETS	16,728,804

LIABILITIES:
Payable for capital shares redeemed	170,579
Cash overdraft	106,446
Advisory fees payable	10,291
Management services fees payable	1,372
Administration fees payable	516
Administrative services fees payable	5,816
Distribution fees payable	4,983
Trustee fees payable	5
Transfer agency fees payable	816
Fund accounting fees payable	1,010
Compliance services fees payable	258
Other accrued expenses	16,289
TOTAL LIABILITIES	318,381
NET ASSETS	$16,410,423

NET ASSETS CONSIST OF:
Capital	$14,550,506
Accumulated net investment income (loss)	88,236
Accumulated net realized gains (losses) on investments	(6,791,056)
Net unrealized appreciation (depreciation) on investments	8,562,737
NET ASSETS	$16,410,423

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	321,581
Net Asset Value (offering and redemption price per share)	$51.03

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$671,383
Interest	8
TOTAL INVESTMENT INCOME	671,391

EXPENSES:
Advisory fees	161,586
Management services fees	21,545
Administration fees	9,440
Transfer agency fees	14,739
Administrative services fees	68,048
Distribution fees	53,862
Custody fees	11,146
Fund accounting fees	19,640
Trustee fees	569
Compliance services fees	144
Other fees	16,394
Total Gross Expenses before reductions	377,113
Expenses reduced and reimbursed by the Advisor	(15,160)
TOTAL NET EXPENSES	361,953
NET INVESTMENT INCOME (LOSS)	309,438

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	619,532
Change in net unrealized appreciation/depreciation on investments	(1,327,158)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(707,626)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(398,188)

See accompanying notes to financial statements.

286 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$309,438	$348,118
Net realized gains (losses) on investments	619,532	77,179
Change in net unrealized appreciation/depreciation on investments	(1,327,158)	2,620,504
Change in net assets resulting from operations	(398,188)	3,045,801

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(269,921)	(555,298)
Change in net assets resulting from distributions	(269,921)	(555,298)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	80,081,274	82,166,115
Dividends reinvested	268,307	555,298
Value of shares redeemed	(84,891,797)	(77,589,317)
Change in net assets resulting from capital transactions	(4,542,216)	5,132,096
Change in net assets	(5,210,325)	7,622,599

NET ASSETS:
Beginning of period	21,620,748	13,998,149
End of period	$16,410,423	$21,620,748
Accumulated net investment income (loss)	$88,236	$48,719

SHARE TRANSACTIONS:
Issued	1,462,363	1,626,508
Reinvested	5,097	11,091
Redeemed	(1,564,166)	(1,528,891)
Change in shares	(96,706)	108,708

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$51.69	$45.22	$43.17	$35.97	$28.71

Investment Activities:
Net investment income (loss)(a)	0.78	0.74	0.60	0.56	0.89
Net realized and unrealized gains (losses) on investments	(0.72)	6.97	1.45	8.17	7.08
Total income (loss) from investment activities	0.06	7.71	2.05	8.73	7.97

Distributions to Shareholders From:
Net investment income	(0.72)	(1.24)	—	(1.26)	(0.71)
Return of capital	—	—	—	(0.27)	—
Total distributions	(0.72)	(1.24)	—	(1.53)	(0.71)

Net Asset Value, End of Period	$51.03	$51.69	$45.22	$43.17	$35.97

Total Return	0.09%	17.17%	4.75%	24.69%	27.90%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.84%	1.77%	1.83%	1.88%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	1.44%	1.47%	1.33%	1.41%	3.10%

Supplemental Data:
Net assets, end of period (000’s)	$16,410	$21,621	$13,998	$18,534	$18,585
Portfolio turnover rate(b)	323%	290%	165%	289%	432%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

288 :: ProFund VP Semiconductor :: Management Discussion of Fund Performance

ProFund VP Semiconductor seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Semiconductors Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 33.48%. For the same period, the Index had a return of 36.44%(1) and a volatility of 16.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Semiconductor	33.48%	17.77%	-0.62%
Dow Jones U.S. Semiconductors Index	36.44%	19.86%	1.34%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Semiconductor	2.09%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	22%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	23.6%
Texas Instruments, Inc.	8.8%
Micron Technology, Inc.	4.2%
Applied Materials, Inc.	3.9%
Analog Devices, Inc.	2.9%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Semiconductor :: 289

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (77.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	1,643	$6,358
Altera Corp. (Semiconductors)	868	28,236
Analog Devices, Inc. (Semiconductors)	837	42,628
Applied Materials, Inc. (Semiconductors)	3,193	56,484
Atmel Corp.* (Semiconductors)	1,147	8,981
Avago Technologies, Ltd. (Semiconductors)	651	34,431
Broadcom Corp.—Class A (Semiconductors)	1,426	42,281
Cavium, Inc.* (Semiconductors)	124	4,279
Cirrus Logic, Inc.* (Semiconductors)	155	3,167
Cree, Inc.* (Semiconductors)	310	19,397
Cypress Semiconductor Corp. (Semiconductors)	372	3,906
Fairchild Semiconductor International, Inc.* (Semiconductors)	341	4,552
Hittite Microwave Corp.* (Semiconductors)	93	5,741
Integrated Device Technology, Inc.* (Semiconductors)	372	3,791
Intel Corp. (Semiconductors)	13,237	343,632
InterDigital, Inc. (Telecommunications)	124	3,657
International Rectifier Corp.* (Semiconductors)	186	4,849
KLA-Tencor Corp. (Semiconductors)	434	27,976
Lam Research Corp.* (Semiconductors)	434	23,631
Linear Technology Corp. (Semiconductors)	620	28,241
LSI Logic Corp. (Semiconductors)	1,457	16,056
Marvell Technology Group, Ltd. (Semiconductors)	1,085	15,602
Maxim Integrated Products, Inc. (Semiconductors)	744	20,765
Microchip Technology, Inc. (Semiconductors)	527	23,583
Micron Technology, Inc.* (Semiconductors)	2,790	60,710
Microsemi Corp.* (Semiconductors)	248	6,188
NVIDIA Corp. (Semiconductors)	1,550	24,831
ON Semiconductor Corp.* (Semiconductors)	1,209	9,962
PMC-Sierra, Inc.* (Semiconductors)	527	3,389
RF Micro Devices, Inc.* (Telecommunications)	744	3,839
SanDisk Corp. (Computers)	589	41,548
Semtech Corp.* (Semiconductors)	186	4,702
Silicon Laboratories, Inc.* (Semiconductors)	93	4,028
Skyworks Solutions, Inc.* (Semiconductors)	496	14,166
SunEdison, Inc.* (Semiconductors)	651	8,496
Synaptics, Inc.* (Computers)	93	4,818
Teradyne, Inc.* (Semiconductors)	496	8,740
Texas Instruments, Inc. (Semiconductors)	2,914	127,954
Xilinx, Inc. (Semiconductors)	713	32,741
TOTAL COMMON STOCKS (Cost $419,530)		1,128,336
TOTAL INVESTMENT SECURITIES (Cost $419,530)—77.5%		1,128,336
Net other assets (liabilities)—22.5%		326,877
NET ASSETS—100.0%		$1,455,213

*                           Non-income producing security

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	(0.63)%	1/3/14	$329,960	$(40)

ProFund VP Semiconductor invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Computers	$46,366	3.2%
Semiconductors	1,074,474	73.8%
Telecommunications	7,496	0.5%
Other**	326,877	22.5%
Total	$1,455,213	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

290 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$419,530
Securities, at value	1,128,336
Total Investment Securities, at value	1,128,336
Dividends receivable	50
Receivable for capital shares issued	6,102
Receivable for investments sold	327,536
Prepaid expenses	8
TOTAL ASSETS	1,462,032

LIABILITIES:
Cash overdraft	3,028
Unrealized loss on swap agreements	40
Advisory fees payable	579
Management services fees payable	77
Administration fees payable	44
Administrative services fees payable	518
Distribution fees payable	463
Transfer agency fees payable	70
Fund accounting fees payable	87
Compliance services fees payable	17
Other accrued expenses	1,896
TOTAL LIABILITIES	6,819
NET ASSETS	$1,455,213

NET ASSETS CONSIST OF:
Capital	$3,232,941
Accumulated net investment income (loss)	12,784
Accumulated net realized gains (losses) on investments	(2,499,278)
Net unrealized appreciation (depreciation) on investments	708,766
NET ASSETS	$1,455,213

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	59,831
Net Asset Value (offering and redemption price per share)	$24.32

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$32,684
Interest	7
TOTAL INVESTMENT INCOME	32,691

EXPENSES:
Advisory fees	10,374
Management services fees	1,383
Administration fees	596
Transfer agency fees	932
Administrative services fees	4,433
Distribution fees	3,458
Custody fees	5,991
Fund accounting fees	1,478
Trustee fees	34
Compliance services fees	5
Other fees	1,310
Total Gross Expenses before reductions	29,994
Expenses reduced and reimbursed by the Advisor	(6,757)
TOTAL NET EXPENSES	23,237
NET INVESTMENT INCOME (LOSS)	9,454

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	76,586
Net realized gains (losses) on swap agreements	(11,595)
Change in net unrealized appreciation/depreciation on investments	267,706
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	332,697

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$342,151

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 291

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$9,454	$16,468
Net realized gains (losses) on investments	64,991	(33,234)
Change in net unrealized appreciation/depreciation on investments	267,706	(104,294)
Change in net assets resulting from operations	342,151	(121,060)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,933)	(6,838)
Change in net assets resulting from distributions	(6,933)	(6,838)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,608,713	16,399,583
Dividends reinvested	6,933	6,838
Value of shares redeemed	(25,664,127)	(16,798,692)
Change in net assets resulting from capital transactions	(48,481)	(392,271)
Change in net assets	286,737	(520,169)

NET ASSETS:
Beginning of period	1,168,476	1,688,645
End of period	$1,455,213	$1,168,476
Accumulated net investment income (loss)	$12,784	$17,411

SHARE TRANSACTIONS:
Issued	1,247,879	843,298
Reinvested	335	334
Redeemed	(1,252,142)	(867,862)
Change in shares	(3,928)	(24,230)

See accompanying notes to financial statements.

292 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$18.33	$19.19	$19.98	$17.94	$10.94

Investment Activities:
Net investment income (loss)(a)	0.14	0.17	0.06	0.01	0.08
Net realized and unrealized gains (losses) on investments	5.97	(0.96)	(0.84)	2.19	6.92
Total income (loss) from investment activities	6.11	(0.79)	(0.78)	2.20	7.00

Distributions to Shareholders From:
Net investment income	(0.12)	(0.07)	(0.01)	(0.16)	—

Net Asset Value, End of Period	$24.32	$18.33	$19.19	$19.98	$17.94

Total Return	33.48%	(4.17)%	(3.90)%	12.40%	63.99%

Ratios to Average Net Assets:
Gross expenses	2.16%	2.09%	2.00%	1.96%	1.89%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.68%	0.83%	0.32%	0.08%	0.57%

Supplemental Data:
Net assets, end of period (000’s)	$1,455	$1,168	$1,689	$2,684	$9,575
Portfolio turnover rate(b)	1,499%	821%	498%	385%	576%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Technology :: 293

ProFund VP Technology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Technology Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 25.19%. For the same period, the Index had a total return of 26.96%(1) and a volatility of 12.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Technology	25.19%	19.48%	5.38%
Dow Jones U.S. Technology Index	26.96%	21.42%	7.28%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Technology	1.81%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	17.2%
Google, Inc.	10.3%
Microsoft Corp.	9.8%
International Business Machines Corp.	6.6%
Oracle Corp.	4.6%

Dow Jones U.S. Technology Index — Composition

% of Index
Software and Computer Services	50%
Technology Hardware and Equipment	50%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)                   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)                   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

294 :: ProFund VP Technology :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (100.7%)

	Shares	Value
3D Systems Corp.* (Computers)	472	$43,863
ACI Worldwide, Inc.* (Software)	236	15,340
Adobe Systems, Inc.* (Software)	2,360	141,317
ADTRAN, Inc. (Telecommunications)	236	6,374
Advanced Micro Devices, Inc.* (Semiconductors)	3,304	12,786
Akamai Technologies, Inc.* (Software)	944	44,538
Allscripts Healthcare Solutions, Inc.* (Software)	944	14,594
Altera Corp. (Semiconductors)	1,652	53,740
Amdocs, Ltd. (Telecommunications)	944	38,931
Analog Devices, Inc. (Semiconductors)	1,652	84,136
ANSYS, Inc.* (Software)	472	41,158
AOL, Inc.* (Internet)	472	22,005
Apple Computer, Inc. (Computers)	4,720	2,648,438
Applied Materials, Inc. (Semiconductors)	6,372	112,721
ARRIS Group, Inc.* (Telecommunications)	708	17,250
Aruba Networks, Inc.* (Telecommunications)	472	8,449
Aspen Technology, Inc.* (Software)	472	19,730
athenahealth, Inc.* (Software)	236	31,742
Atmel Corp.* (Semiconductors)	2,360	18,479
Autodesk, Inc.* (Software)	1,180	59,389
Avago Technologies, Ltd. (Semiconductors)	1,416	74,892
Broadcom Corp.—Class A (Semiconductors)	2,832	83,969
Brocade Communications Systems, Inc.* (Computers)	2,360	20,933
CA, Inc. (Software)	1,652	55,590
CACI International, Inc.*—Class A (Computers)	236	17,280
Cadence Design Systems, Inc.* (Computers)	1,416	19,852
Cavium, Inc.* (Semiconductors)	236	8,144
Cerner Corp.* (Software)	1,652	92,082
Ciena Corp.* (Telecommunications)	472	11,295
Cirrus Logic, Inc.* (Semiconductors)	236	4,821
Cisco Systems, Inc. (Telecommunications)	28,320	635,784
Citrix Systems, Inc.* (Software)	944	59,708
Cognizant Technology Solutions Corp.* (Computers)	1,652	166,819
CommVault Systems, Inc.* (Software)	236	17,672
Computer Sciences Corp. (Computers)	708	39,563
Compuware Corp. (Software)	1,180	13,228
Concur Technologies, Inc.* (Software)	236	24,350
Corning, Inc. (Telecommunications)	7,788	138,782
Cree, Inc.* (Semiconductors)	708	44,300
Cypress Semiconductor Corp. (Semiconductors)	708	7,434
Diebold, Inc. (Computers)	236	7,790
DST Systems, Inc. (Computers)	236	21,415
Electronics for Imaging, Inc.* (Computers)	236	9,140
EMC Corp. (Computers)	10,856	273,028
Equinix, Inc.* (Internet)	236	41,878
F5 Networks, Inc.* (Internet)	472	42,886
Facebook, Inc.*—Class A (Internet)	8,732	477,292
Fair Isaac Corp. (Software)	236	14,830
Fairchild Semiconductor International, Inc.* (Semiconductors)	708	9,452
Finisar Corp.* (Telecommunications)	472	11,290
Fortinet, Inc.* (Computers)	708	13,544
Garmin, Ltd. (Electronics)	708	32,724
Gartner Group, Inc.* (Commercial Services)	472	33,536
Google, Inc.*—Class A (Internet)	1,416	1,586,925
Guidewire Software, Inc.* (Software)	236	11,581
Harris Corp. (Telecommunications)	472	32,950
Hewlett-Packard Co. (Computers)	10,148	283,941
Hittite Microwave Corp.* (Semiconductors)	236	14,568
IAC/InterActiveCorp (Internet)	472	32,422
Informatica Corp.* (Software)	472	19,588
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	708	16,610
Integrated Device Technology, Inc.* (Semiconductors)	708	7,215
Intel Corp. (Semiconductors)	26,432	686,174
InterDigital, Inc. (Telecommunications)	236	6,960
International Business Machines Corp. (Computers)	5,428	1,018,130
International Rectifier Corp.* (Semiconductors)	472	12,305
Intuit, Inc. (Software)	1,416	108,069
j2 Global, Inc. (Computers)	236	11,802
JDS Uniphase Corp.* (Telecommunications)	1,180	15,316
Juniper Networks, Inc.* (Telecommunications)	2,596	58,592
KLA-Tencor Corp. (Semiconductors)	944	60,850
Lam Research Corp.* (Semiconductors)	944	51,401
Leidos Holdings, Inc. (Commercial Services)	472	21,943
Lexmark International, Inc.—Class A (Computers)	236	8,383
Linear Technology Corp. (Semiconductors)	1,180	53,749
LSI Logic Corp. (Semiconductors)	2,832	31,209
Marvell Technology Group, Ltd. (Semiconductors)	2,124	30,543
Maxim Integrated Products, Inc. (Semiconductors)	1,416	39,521
Medidata Solutions, Inc.* (Software)	236	14,295
Mentor Graphics Corp. (Computers)	472	11,361
Microchip Technology, Inc. (Semiconductors)	944	42,244
Micron Technology, Inc.* (Semiconductors)	5,664	123,249
Micros Systems, Inc.* (Computers)	472	27,079
Microsemi Corp.* (Semiconductors)	472	11,776
Microsoft Corp. (Software)	40,356	1,510,525
Motorola Solutions, Inc. (Telecommunications)	1,180	79,651
NCR Corp.* (Computers)	944	32,153
NetApp, Inc. (Computers)	1,888	77,672
NetSuite, Inc.* (Software)	236	24,313
Nuance Communications, Inc.* (Software)	1,416	21,523
NVIDIA Corp. (Semiconductors)	3,068	49,149
ON Semiconductor Corp.* (Semiconductors)	2,360	19,446
Oracle Corp. (Software)	18,644	713,319
Palo Alto Networks, Inc.* (Telecommunications)	236	13,563
Pandora Media, Inc.* (Internet)	944	25,110
Pitney Bowes, Inc. (Office/Business Equipment)	1,180	27,494
Plantronics, Inc. (Telecommunications)	236	10,962
PMC-Sierra, Inc.* (Semiconductors)	1,180	7,587
Polycom, Inc.* (Telecommunications)	708	7,951
Progress Software Corp.* (Software)	236	6,096
PTC, Inc.* (Software)	708	25,056
QLIK Technologies, Inc.* (Software)	472	12,569
Qualcomm, Inc. (Semiconductors)	8,968	665,874
Rackspace Hosting, Inc.* (Internet)	708	27,704
Red Hat, Inc.* (Software)	944	52,902
RF Micro Devices, Inc.* (Telecommunications)	1,416	7,307
Riverbed Technology, Inc.* (Computers)	944	17,068

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 295

Common Stocks, continued

	Shares	Value
Rovi Corp.* (Semiconductors)	472	$9,294
Salesforce.com, Inc.* (Software)	2,832	156,298
SanDisk Corp. (Computers)	1,180	83,237
Science Applications International Corp. (Commercial Services)	236	7,805
Seagate Technology PLC (Computers)	1,652	92,776
Semtech Corp.* (Semiconductors)	472	11,932
Servicenow, Inc.* (Software)	472	26,437
Silicon Laboratories, Inc.* (Semiconductors)	236	10,221
Skyworks Solutions, Inc.* (Semiconductors)	944	26,961
Solarwinds, Inc.* (Software)	236	8,928
Solera Holdings, Inc. (Software)	472	33,399
Splunk, Inc.* (Internet)	472	32,412
SS&C Technologies Holdings, Inc.* (Software)	236	10,445
SunEdison, Inc.* (Semiconductors)	1,416	18,479
Symantec Corp. (Internet)	3,776	89,038
Synaptics, Inc.* (Computers)	236	12,227
Synopsys, Inc.* (Computers)	708	28,724
Tech Data Corp.* (Electronics)	236	12,178
Teradata Corp.* (Computers)	944	42,943
Teradyne, Inc.* (Semiconductors)	944	16,633
Texas Instruments, Inc. (Semiconductors)	5,900	259,069
The Ultimate Software Group, Inc.* (Software)	236	36,160
Tibco Software, Inc.* (Internet)	708	15,916
Twitter, Inc.* (Internet)	472	30,043
Tyler Technologies, Inc.* (Software)	236	24,103
Vantiv, Inc.* (Commercial Services)	708	23,087
VeriFone Systems, Inc.* (Software)	472	12,659
VeriSign, Inc.* (Internet)	708	42,324
ViaSat, Inc.* (Telecommunications)	236	14,785
VMware, Inc.*—Class A (Software)	472	42,343
Western Digital Corp. (Computers)	1,180	99,002
Workday, Inc.* (Software)	236	19,626
Xerox Corp. (Office/Business Equipment)	6,136	74,675
Xilinx, Inc. (Semiconductors)	1,416	65,023
Yahoo!, Inc.* (Internet)	4,956	200,421
TOTAL COMMON STOCKS (Cost $6,754,865)		15,535,631
TOTAL INVESTMENT SECURITIES (Cost $6,754,865)—100.7%		15,535,631
Net other assets (liabilities)—(0.7)%		(110,100)
NET ASSETS—100.0%		$15,425,531

*                           Non-income producing security

ProFund VP Technology invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Commercial Services	$86,371	0.6%
Computers	5,128,164	33.2%
Distribution/Wholesale	16,610	0.1%
Electronics	44,901	0.3%
Internet	2,666,375	17.3%
Office/Business Equipment	102,169	0.7%
Semiconductors	2,839,347	18.4%
Software	3,535,502	22.9%
Telecommunications	1,116,192	7.2%
Other**	(110,100)	(0.7)%
Total	$15,425,531	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

296 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$6,754,865
Securities, at value	15,535,631
Total Investment Securities, at value	15,535,631
Dividends receivable	2,811
Prepaid expenses	55
TOTAL ASSETS	15,538,497

LIABILITIES:
Payable for capital shares redeemed	5,300
Cash overdraft	73,260
Advisory fees payable	9,113
Management services fees payable	1,215
Administration fees payable	450
Administrative services fees payable	3,861
Distribution fees payable	6,038
Trustee fees payable	5
Transfer agency fees payable	710
Fund accounting fees payable	880
Compliance services fees payable	145
Other accrued expenses	11,989
TOTAL LIABILITIES	112,966
NET ASSETS	$15,425,531

NET ASSETS CONSIST OF:
Capital	$11,484,705
Accumulated net investment income (loss)	8,752
Accumulated net realized gains (losses) on investments	(4,848,692)
Net unrealized appreciation (depreciation) on investments	8,780,766
NET ASSETS	$15,425,531

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	673,281
Net Asset Value (offering and redemption price per share)	$22.91

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$194,834
Interest	11
TOTAL INVESTMENT INCOME	194,845

EXPENSES:
Advisory fees	86,302
Management services fees	11,507
Administration fees	4,930
Transfer agency fees	7,686
Administrative services fees	24,435
Distribution fees	28,767
Custody fees	13,592
Fund accounting fees	10,833
Trustee fees	292
Compliance services fees	59
Other fees	10,399
Total Gross Expenses before reductions	198,802
Expenses reduced and reimbursed by the Advisor	(5,486)
TOTAL NET EXPENSES	193,316
NET INVESTMENT INCOME (LOSS)	1,529

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,963,055
Net realized gains (losses) on swap agreements	33,999
Change in net unrealized appreciation/depreciation on investment	724,070
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,721,124

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,722,653

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 297

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$1,529	$(47,909)
Net realized gains (losses) on investments	1,997,054	37,024
Change in net unrealized appreciation/depreciation on investments	724,070	529,055
Change in net assets resulting from operations	2,722,653	518,170

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,195,301	33,682,595
Value of shares redeemed	(20,517,215)	(38,986,322)
Change in net assets resulting from capital transactions	678,086	(5,303,727)
Change in net assets	3,400,739	(4,785,557)

NET ASSETS:
Beginning of period	12,024,792	16,810,349
End of period	$15,425,531	$12,024,792
Accumulated net investment income (loss)	$8,752	$4,812

SHARE TRANSACTIONS:
Issued	1,057,387	1,754,051
Redeemed	(1,041,029)	(2,110,526)
Change in shares	16,358	(356,475)

See accompanying notes to financial statements.

298 :: ProFund VP Technology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$18.30	$16.59	$16.82	$15.19	$9.41

Investment Activities:
Net investment income (loss)(a)	— (b)	(0.06)	(0.10)	(0.11)	(0.08)
Net realized and unrealized gains (losses) on investments	4.61	1.77	(0.13)	1.74	5.86
Total income (loss) from investment activities	4.61	1.71	(0.23)	1.63	5.78

Net Asset Value, End of Period	$22.91	$18.30	$16.59	$16.82	$15.19

Total Return	25.19%	10.31%	(1.37)%	10.73%	61.42%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.81%	1.76%	1.74%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)	0.01%	(0.30)%	(0.61)%	(0.75)%	(0.64)%

Supplemental Data:
Net assets, end of period (000’s)	$15,426	$12,025	$16,810	$15,783	$27,016
Portfolio turnover rate(c)	148%	195%	143%	103%	225%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Telecommunications ::  299

ProFund VP Telecommunications seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Telecommunications Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 12.07%. For the same period, the Index had a total return of 14.13%(1) and a volatility of 13.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

During the year ended December 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negativley impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*       The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Telecommunications	12.07%	10.55%	5.45%
Dow Jones U.S. Telecommunications Index	14.13%	12.76%	7.69%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Telecommunications	1.85%	1.68%

**          Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	48%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	23.0%
Verizon Communications, Inc.	17.4%
Crown Castle International Corp.	3.1%
CenturyLink, Inc.	2.3%
SBA Communications Corp.	1.4%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	86%
Mobile Telecommunications	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

300 :: ProFund VP Telecommunications :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (52.1%)

	Shares	Value
AT&T, Inc. (Telecommunications)	65,330	$2,297,003
CenturyLink, Inc. (Telecommunications)	7,367	234,639
Crown Castle International Corp.* (Telecommunications)	4,170	306,203
Frontier Communications Corp. (Telecommunications)	12,371	57,525
Level 3 Communications, Inc.* (Telecommunications)	1,946	64,549
NII Holdings, Inc.*—Class B (Telecommunications)	2,085	5,734
SBA Communications Corp.*—Class A (Telecommunications)	1,529	137,365
Sprint Corp.* (Telecommunications)	10,703	115,057
Telephone & Data Systems, Inc. (Telecommunications)	1,251	32,251
T-Mobile U.S., Inc.* (Telecommunications)	3,197	107,547
tw telecom, Inc.* (Telecommunications)	1,807	55,059
Verizon Communications, Inc. (Telecommunications)	35,445	1,741,767
Windstream Holdings, Inc. (Telecommunications)	7,367	58,789
TOTAL COMMON STOCKS (Cost $2,898,730)		5,213,488

Repurchase Agreements(a) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $45,000	$45,000	$45,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,000)		45,000
TOTAL INVESTMENT SECURITIES (Cost $2,943,730)—52.6%		5,258,488
Net other assets (liabilities)—47.4%		4,732,460
NET ASSETS—100.0%		$9,990,948

*                  Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement With Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	(0.63)%	1/3/14	$4,809,423	$(577)

ProFund VP Telecommunications invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Telecommunications	$5,213,488	52.1%
Other**	4,777,460	47.9%
Total	$9,990,948	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications ::  301

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$2,943,730
Securities, at value	5,213,488
Repurchase agreements, at value	45,000
Total Investment Securities, at value	5,258,488
Cash	262
Dividends and interest receivable	3,538
Receivable for investments sold	4,800,250
Prepaid expenses	76
TOTAL ASSETS	10,062,614
LIABILITIES:
Payable for capital shares redeemed	42,633
Unrealized loss on swap agreements	577
Advisory fees payable	6,135
Management services fees payable	818
Administration fees payable	325
Administrative services fees payable	4,396
Distribution fees payable	3,869
Trustee fees payable	3
Transfer agency fees payable	513
Fund accounting fees payable	636
Compliance services fees payable	159
Other accrued expenses	11,602
TOTAL LIABILITIES	71,666
NET ASSETS	$9,990,948
NET ASSETS CONSIST OF:
Capital	$10,836,955
Accumulated net investment income (loss)	363,748
Accumulated net realized gains (losses) on investments	(3,523,936)
Net unrealized appreciation (depreciation) on investments	2,314,181
NET ASSETS	$9,990,948
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,138,820
Net Asset Value (offering and redemption price per share)	$8.77

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$598,787
Interest	84
TOTAL INVESTMENT INCOME	598,871
EXPENSES:
Advisory fees	105,302
Management services fees	14,040
Administration fees	6,100
Transfer agency fees	9,496
Administrative services fees	43,384
Distribution fees	35,100
Custody fees	3,599
Fund accounting fees	12,329
Trustee fees	366
Compliance services fees	81
Other fees	13,089
Total Gross Expenses before reductions	242,886
Expenses reduced and reimbursed by the Advisor	(7,010)
TOTAL NET EXPENSES	235,876
NET INVESTMENT INCOME (LOSS)	362,995
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	951,887
Net realized gains (losses) on swap agreements	375,067
Change in net unrealized appreciation/depreciation on investments	(379,038)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	947,916
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,310,911

See accompanying notes to financial statements.

302 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$362,995	$483,993
Net realized gains (losses) on investments	1,326,954	776,146
Change in net unrealized appreciation/depreciation on investments	(379,038)	1,262,179
Change in net assets resulting from operations	1,310,911	2,522,318
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(479,988)	(443,513)
Net realized gains on investments	(726,619)	—
Change in net assets resulting from distributions	(1,206,607)	(443,513)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,902,138	45,766,949
Dividends reinvested	1,206,607	443,513
Value of shares redeemed	(37,834,125)	(36,017,704)
Change in net assets resulting from capital transactions	(10,725,380)	10,192,758
Change in net assets	(10,621,076)	12,271,563
NET ASSETS:
Beginning of period	20,612,024	8,340,461
End of period	$9,990,948	$20,612,024
Accumulated net investment income (loss)	$363,748	$483,993
SHARE TRANSACTIONS:
Issued	2,930,389	5,621,346
Reinvested	133,033	58,978
Redeemed	(4,391,780)	(4,329,217)
Change in shares	(1,328,358)	1,351,107

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Telecommunications ::  303

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$8.35	$7.47	$7.56	$6.73	$6.76
Investment Activities:
Net investment income (loss)(a)	0.23	0.21	0.24	0.24	0.36
Net realized and unrealized gains (losses) on investments	0.80	0.99	(0.10)	0.79	0.10
Total income (loss) from investment activities	1.03	1.20	0.14	1.03	0.46

Distributions to Shareholders From:
Net investment income	(0.24)	(0.32)	(0.23)	(0.20)	(0.49)
Net realized gains on investments	(0.37)	—	—	—	—
Total distributions	(0.61)	(0.32)	(0.23)	(0.20)	(0.49)

Net Asset Value, End of Period	$8.77	$8.35	$7.47	$7.56	$6.73

Total Return	12.07%	16.52%	1.87%	15.68%	7.32%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.85%	1.82%	1.78%	1.87%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	2.58%	2.50%	3.16%	3.51%	5.61%

Supplemental Data:
Net assets, end of period (000’s)	$9,991	$20,612	$8,340	$17,796	$11,730
Portfolio turnover rate(b)	423%	439%	331%	337%	689%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

304  :: ProFund VP Utilities :: Management Discussion of Fund Performance

ProFund VP Utilities seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Utilities Index (the “Index”). For the year ended December 31, 2013, the Fund had a total return of 13.31%. For the same period, the Index had a return of 15.20%(1) and a volatility of 12.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities

Value of a $10,000 Investment at Net Asset Value*

*           The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Utilities	13.31%	9.36%	7.44%
Dow Jones U.S. Utilities Index	15.20%	11.13%	9.22%
S&P 500	32.39%	17.94%	7.41%

Expense Ratios**

Fund	Gross	Net
ProFund VP Utilities	1.86%	1.68%

**    Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	8.5%
Dominion Resources, Inc.	6.6%
Southern Co.	6.4%
NextEra Energy, Inc.	4.9%
Exelon Corp.	4.1%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	68%
Gas,Water & MultiUtilities	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Utilities ::  305

Schedule of Portfolio Investments :: December 31, 2013

Common Stocks (100.5%)

	Shares	Value
AGL Resources, Inc. (Gas)	6,424	$303,406
ALLETE, Inc. (Electric)	2,044	101,955
Alliant Energy Corp. (Electric)	6,132	316,411
Ameren Corp. (Electric)	13,140	475,142
American Electric Power, Inc. (Electric)	26,572	1,241,975
American Water Works Co., Inc. (Water)	9,636	407,218
Aqua America, Inc. (Water)	9,636	227,313
Atmos Energy Corp. (Gas)	4,964	225,465
Avista Corp. (Electric)	3,212	90,546
Black Hills Corp. (Electric)	2,336	122,663
Calpine Corp.* (Electric)	18,980	370,300
CenterPoint Energy, Inc. (Gas)	23,360	541,485
Cleco Corp. (Electric)	3,212	149,743
CMS Energy Corp. (Electric)	14,600	390,842
Consolidated Edison, Inc. (Electric)	16,060	887,797
Dominion Resources, Inc. (Electric)	31,828	2,058,953
DTE Energy Co. (Electric)	9,636	639,734
Duke Energy Corp. (Electric)	38,544	2,659,921
Dynegy, Inc.* (Electric)	5,256	113,109
Edison International (Electric)	17,812	824,696
El Paso Electric Co. (Electric)	2,336	82,017
Entergy Corp. (Electric)	9,636	609,670
Exelon Corp. (Electric)	47,012	1,287,659
FirstEnergy Corp. (Electric)	22,776	751,152
Great Plains Energy, Inc. (Electric)	8,468	205,264
Hawaiian Electric Industries, Inc. (Electric)	5,548	144,581
IDACORP, Inc. (Electric)	2,628	136,236
Integrys Energy Group, Inc. (Electric)	4,380	238,316
ITC Holdings Corp. (Electric)	2,920	279,794
National Fuel Gas Co. (Gas)	4,672	333,581
New Jersey Resources Corp. (Gas)	2,336	108,017
NextEra Energy, Inc. (Electric)	17,812	1,525,063
NiSource, Inc. (Gas)	17,228	566,456
Northeast Utilities System (Electric)	17,228	730,295
Northwest Natural Gas Co. (Gas)	1,460	62,517
NorthWestern Corp. (Electric)	2,044	88,546
NRG Energy, Inc. (Electric)	17,812	511,561
ONEOK, Inc. (Pipelines)	11,388	708,106
Pepco Holdings, Inc. (Electric)	13,724	262,540
PG&E Corp. (Electric)	24,528	987,988
Piedmont Natural Gas Co., Inc. (Gas)	4,088	135,558
Pinnacle West Capital Corp. (Electric)	6,132	324,505
PNM Resources, Inc. (Electric)	4,380	105,646
Portland General Electric Co. (Electric)	4,380	132,276
PPL Corp. (Electric)	34,456	1,036,781
Public Service Enterprise Group, Inc. (Electric)	27,740	888,790
Questar Corp. (Gas)	9,636	221,532
SCANA Corp. (Electric)	7,592	356,293
Sempra Energy (Gas)	12,556	1,127,026
South Jersey Industries, Inc. (Gas)	1,752	98,042
Southern Co. (Electric)	48,180	1,980,680
Southwest Gas Corp. (Gas)	2,628	146,931
TECO Energy, Inc. (Electric)	11,096	191,295
The AES Corp. (Electric)	35,916	521,141
UGI Corp. (Gas)	6,132	254,233
UIL Holdings Corp. (Electric)	3,212	124,465
UNS Energy Corp. (Electric)	2,336	139,810
Vectren Corp. (Gas)	4,380	155,490
Westar Energy, Inc. (Electric)	7,008	225,447
WGL Holdings, Inc. (Gas)	2,920	116,975
Wisconsin Energy Corp. (Electric)	12,264	506,994
Xcel Energy, Inc. (Electric)	27,156	758,739
TOTAL COMMON STOCKS (Cost $15,840,653)		31,316,682
TOTAL INVESTMENT SECURITIES (Cost $15,840,653)—100.5%		31,316,682
Net other assets (liabilities)—(0.5)%		(146,371)
NET ASSETS—100.0%		$31,170,311

*  Non-income producing security

ProFund VP Utilities invested in the following industries as of December 31, 2013:

	Value	% of Net Assets
Electric	$25,577,331	82.1%
Gas	4,396,714	14.1%
Pipelines	708,106	2.3%
Water	634,531	2.0%
Other**	(146,371)	(0.5)%
Total	$31,170,311	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

306  :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$15,840,653
Securities, at value	31,316,682
Total Investment Securities, at value	31,316,682
Dividends receivable	66,889
Receivable for investments sold	346,957
Prepaid expenses	183
TOTAL ASSETS	31,730,711
LIABILITIES:
Payable for capital shares redeemed	310,731
Cash overdraft	168,629
Advisory fees payable	19,602
Management services fees payable	2,614
Administration fees payable	1,012
Administrative services fees payable	12,785
Distribution fees payable	10,937
Trustee fees payable	11
Transfer agency fees payable	1,600
Fund accounting fees payable	1,981
Compliance services fees payable	424
Other accrued expenses	30,074
TOTAL LIABILITIES	560,400
NET ASSETS	$31,170,311
NET ASSETS CONSIST OF:
Capital	$19,380,613
Accumulated net investment income (loss)	785,116
Accumulated net realized gains (losses) on investments	(4,471,447)
Net unrealized appreciation (depreciation) on investments	15,476,029
NET ASSETS	$31,170,311
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	888,513
Net Asset Value (offering and redemption price per share)	$35.08

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Dividends	$1,389,801
Interest	17
TOTAL INVESTMENT INCOME	1,389,818
EXPENSES:
Advisory fees	270,548
Management services fees	36,073
Administration fees	15,552
Transfer agency fees	24,273
Administrative services fees	115,983
Distribution fees	90,183
Custody fees	7,712
Fund accounting fees	31,609
Trustee fees	939
Compliance services fees	208
Other fees	42,727
Total Gross Expenses before reductions	635,807
Expenses reduced and reimbursed by the Advisor	(29,780)
TOTAL NET EXPENSES	606,027
NET INVESTMENT INCOME (LOSS)	783,791
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,923,221
Change in net unrealized appreciation/depreciation on investments	333,462
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,256,683
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,040,474

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities ::  307

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$783,791	$1,026,879
Net realized gains (losses) on investments	2,923,221	550,063
Change in net unrealized appreciation/depreciation on investments	333,462	(2,162,189)
Change in net assets resulting from operations	4,040,474	(585,247)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,024,965)	(1,039,189)
Change in net assets resulting from distributions	(1,024,965)	(1,039,189)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	41,932,201	46,563,136
Dividends reinvested	1,024,965	1,039,189
Value of shares redeemed	(50,337,364)	(70,423,091)
Change in net assets resulting from capital transactions	(7,380,198)	(22,820,766)
Change in net assets	(4,364,689)	(24,445,202)
NET ASSETS:
Beginning of period	35,535,000	59,980,202
End of period	$31,170,311	$35,535,000
Accumulated net investment income (loss)	$785,116	$1,026,878
SHARE TRANSACTIONS:
Issued	1,198,749	1,447,053
Reinvested	27,769	33,511
Redeemed	(1,459,768)	(2,206,008)
Change in shares	(233,250)	(725,444)

See accompanying notes to financial statements.

308 :: ProFund VP Utilities :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$31.68	$32.47	$28.36	$27.45	$25.78

Investment Activities:
Net investment income (loss)(a)	0.75	0.73	0.75	0.71	0.71
Net realized and unrealized gains (losses) on investments	3.51	(0.70)	4.11	0.86	2.00
Total income (loss) from investment activities	4.26	0.03	4.86	1.57	2.71

Distributions to Shareholders From:
Net investment income	(0.86)	(0.82)	(0.75)	(0.66)	(1.04)
Net Asset Value, End of Period	$35.08	$31.68	$32.47	$28.36	$27.45

Total Return	13.31%	0.14%	17.51%	5.95%	10.73%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.86%	1.80%	1.77%	1.83%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)	2.17%	2.28%	2.51%	2.65%	2.84%

Supplemental Data:
Net assets, end of period (000’s)	$31,170	$35,535	$59,980	$33,894	$38,269
Portfolio turnover rate(b)	77%	56%	81%	61%	139%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP U.S. Government Plus :: 309

ProFund VP U.S. Government Plus seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2013, the Fund had a total return of -19.11%. For the same period, the Long Bond had a total return of -15.07%(1) and a volatility of 13.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2013, the most recent Long Bond issued carried a maturity date of November 15, 2043 and a 3.75% coupon.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP U.S. Government Plus	-19.11%	-2.76%	4.91%
30-year U.S. Treasury Bond	-15.07%	-0.93%	5.83%
Barclays Capital U.S. Treasury: Long-Term Index	-13.39%	2.18%	5.94%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.56%	1.38%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	15%
Swap Agreements	74%
U.S. Treasury Obligations	41%
Total Exposure	130%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV of the Fund.
(3)

The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

310 :: ProFund VP U.S. Government Plus :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

U.S. Treasury Obligation (40.9%)

	Principal Amount	Value
U.S. Treasury Bond, 3.75%, 11/15/43+	$9,240,000	$8,931,759
TOTAL U.S. TREASURY OBLIGATION (Cost $8,986,804)		8,931,759

Repurchase Agreements(a)(b) (57.4%)

Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $12,521,001	12,521,000	12,521,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,521,000)		12,521,000
TOTAL INVESTMENT SECURITIES (Cost $21,507,804)—98.3%		21,452,759
Net other assets (liabilities)—1.7%		361,605
NET ASSETS—100.0%		$21,814,364

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $880,000.

+	As of December 31, 2013, these investments were fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 40.5% of net assets.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contracts expiring 3/21/14 (Underlying notional amount at value $3,200,781)	25	$(20,345)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.75% due 11/15/43+	0.15%	1/7/14	$6,476,492	$(32,409)
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.75% due 11/15/43+	(0.10)%	1/7/14	9,763,070	(61,936)
				$(94,345)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 311

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$21,507,804
Securities, at value	8,931,759
Repurchase agreements, at value	12,521,000
Total Investment Securities, at value	21,452,759
Cash	24
Segregated cash balances with brokers	70,313
Interest receivable	44,989
Receivable for capital shares issued	429,495
Prepaid expenses	237
TOTAL ASSETS	21,997,817

LIABILITIES:
Payable for capital shares redeemed	5,369
Unrealized loss on swap agreements	94,345
Variation margin on futures contracts	20,313
Advisory fees payable	10,684
Management services fees payable	2,137
Administration fees payable	666
Administrative services fees payable	7,928
Distribution fees payable	9,041
Trustee fees payable	7
Transfer agency fees payable	1,052
Fund accounting fees payable	1,303
Compliance services fees payable	423
Other accrued expenses	30,185
TOTAL LIABILITIES	183,453
NET ASSETS	$21,814,364

NET ASSETS CONSIST OF:
Capital	$41,932,676
Accumulated net realized gains (losses) on investments	(19,948,577)
Net unrealized appreciation (depreciation) on investments	(169,735)
NET ASSETS	$21,814,364
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,232,081
Net Asset Value (offering and redemption price per share)	$17.71

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$581,937

EXPENSES:
Advisory fees	184,846
Management services fees	36,969
Administration fees	16,209
Transfer agency fees	25,223
Administrative services fees	102,968
Distribution fees	92,423
Custody fees	7,339
Fund accounting fees	32,516
Trustee fees	1,054
Compliance services fees	122
Other fees	25,308
Total Gross Expenses before reductions	524,977
Expenses reduced and reimbursed by the Advisor	(14,805)
TOTAL NET EXPENSES	510,172
NET INVESTMENT INCOME (LOSS)	71,765

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(4,290,387)
Net realized gains (losses) on futures contracts	47,253
Net realized gains (losses) on swap agreements	(6,638,376)
Change in net unrealized appreciation/depreciation on investments	2,631,346
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,250,164)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,178,399)

See accompanying notes to financial statements.

312 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$71,765	$(36,468)
Net realized gains (losses) on investments	(10,881,510)	4,751,481
Change in net unrealized appreciation/depreciation on investments	2,631,346	(5,495,499)
Change in net assets resulting from operations	(8,178,399)	(780,486)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(71,765)	—
Net realized gains on investments	(3,024,779)	(10,076,403)
Change in net assets resulting from distributions	(3,096,544)	(10,076,403)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	388,403,188	590,747,908
Dividends reinvested	2,926,131	10,076,403
Value of shares redeemed	(405,616,075)	(606,870,337)
Change in net assets resulting from capital transactions	(14,286,756)	(6,046,026)
Change in net assets	(25,561,699)	(16,902,915)

NET ASSETS:
Beginning of period	47,376,063	64,278,978
End of period	$21,814,364	$47,376,063

SHARE TRANSACTIONS:
Issued	19,205,307	23,899,330
Reinvested	130,656	463,923
Redeemed	(20,164,522)	(24,590,959)
Change in shares	(828,559)	(227,706)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 313

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$22.99	$28.09	$19.61	$17.88	$47.26

Investment Activities:
Net investment income (loss)(a)	0.04	(0.01)	— (b)	0.08	(0.05)
Net realized and unrealized gains (losses) on investments	(4.21)	(0.01)	8.52	1.73	(14.27)
Total income (loss) from investment activities	(4.17)	(0.02)	8.52	1.81	(14.32)

Distributions to Shareholders From:
Net investment income	(0.05)	—	(0.04)	(0.08)	—
Net realized gains on investments	(1.06)	(5.08)	—	—	(15.05)
Return of capital	—	—	—	—	(0.01)
Total distributions	(1.11)	(5.08)	(0.04)	(0.08)	(15.06)

Net Asset Value, End of Period	$17.71	$22.99	$28.09	$19.61	$17.88

Total Return	(19.11)%	0.97%	43.51%	10.10%	(32.62)%

Ratios to Average Net Assets:
Gross expenses	1.42%	1.56%	1.51%	1.47%	1.53%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.36%
Net investment income (loss)	0.19%	(0.06)%	— (c)	0.42%	(0.16)%

Supplemental Data:
Net assets, end of period (000’s)	$21,814	$47,376	$64,279	$40,789	$42,382
Portfolio turnover rate(d)	1,099%	899%	902%	658%	808%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Amount is less than 0.005%.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

314 :: ProFund VP Rising Rates Opportunity :: Management Discussion of Fund Performance

ProFund VP Rising Rates Opportunity seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended December 31, 2013, the Fund had a total return of 16.48%. For the same period, the Long Bond had a total return of -15.07%(1) and a volatility of 13.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2013, the most recent Long Bond issued carried a maturity date of November 15, 2043 and a 3.75% coupon.

During the year ended December 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from December 31, 2003 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Ten Year
ProFund VP Rising Rates Opportunity	16.48%	-5.54%	-8.76%
30-year U.S. Treasury Bond	-15.07%	-0.93%	5.83%
Barclays Capital U.S. Treasury: Long-Term Index	-13.39%	2.18%	5.94%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.79%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(114)%
Total Exposure	(129)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV of the Fund.
(3)

The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 315

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (99.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $30,016,003	$30,016,000	$30,016,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,016,000)		30,016,000
TOTAL INVESTMENT SECURITIES (Cost $30,016,000)—99.0%		30,016,000
Net other assets (liabilities)—1.0%		303,415
NET ASSETS—100.0%		$30,319,415

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2013, the aggregate amount held in a segregated account was $270,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Futures Contracts expiring 3/21/14 (Underlying notional amount at value $4,481,094)	35	$27,299

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.75% due 11/15/43+	0.15%	1/7/14	$(31,705,813)	$202,283
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.75% due 11/15/43+	(0.10)%	1/7/14	(2,996,586)	18,606
				$220,889

+	As of December 31, 2013, these investments were fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 0.7% of net assets.

See accompanying notes to financial statements.

316 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$30,016,000
Repurchase agreements, at value	30,016,000
Total Investment Securities, at value	30,016,000
Cash	222
Segregated cash balances with brokers	94,063
Interest receivable	3
Unrealized gain on swap agreements	220,889
Receivable for capital shares issued	113,900
Variation margin on futures contracts	28,438
Prepaid expenses	111
TOTAL ASSETS	30,473,626

LIABILITIES:
Payable for capital shares redeemed	70,134
Advisory fees payable	18,974
Management services fees payable	2,530
Administration fees payable	1,130
Administrative services fees payable	12,919
Distribution fees payable	12,520
Trustee fees payable	12
Transfer agency fees payable	1,786
Fund accounting fees payable	2,211
Compliance services fees payable	362
Other accrued expenses	31,633
TOTAL LIABILITIES	154,211
NET ASSETS	$30,319,415

NET ASSETS CONSIST OF:
Capital	$88,427,397
Accumulated net realized gains (losses) on investments	(58,356,170)
Net unrealized appreciation (depreciation) on investments	248,188
NET ASSETS	$30,319,415
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,729,977
Net Asset Value (offering and redemption price per share)	$8.13

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$7,852

EXPENSES:
Advisory fees	208,461
Management services fees	27,795
Administration fees	11,886
Transfer agency fees	18,580
Administrative services fees	79,234
Distribution fees	69,487
Custody fees	5,235
Fund accounting fees	23,695
Trustee fees	678
Compliance services fees	228
Other fees	37,963
Total Gross Expenses before reductions	483,242
Expenses reduced and reimbursed by the Advisor	(16,289)
TOTAL NET EXPENSES	466,953
NET INVESTMENT INCOME (LOSS)	(459,101)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(73)
Net realized gains (losses) on futures contracts	14,348
Net realized gains (losses) on swap agreements	3,555,221
Change in net unrealized appreciation/depreciation on investments	427,280
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,996,776
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,537,675

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 317

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(459,101)	$(368,035)
Net realized gains (losses) on investments	3,569,496	(2,907,846)
Change in net unrealized appreciation/depreciation on investments	427,280	1,236,674
Change in net assets resulting from operations	3,537,675	(2,039,207)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	164,057,726	282,132,505
Value of shares redeemed	(156,877,116)	(282,410,162)
Change in net assets resulting from capital transactions	7,180,610	(277,657)
Change in net assets	10,718,285	(2,316,864)

NET ASSETS:
Beginning of period	19,601,130	21,917,994
End of period	$30,319,415	$19,601,130

SHARE TRANSACTIONS:
Issued	21,554,258	38,880,380
Redeemed	(20,632,696)	(38,995,562)
Change in shares	921,562	(115,182)

See accompanying notes to financial statements.

318 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$6.98	$7.50	$12.00	$14.29		$10.87

Investment Activities:
Net investment income (loss)(a)	(0.13)	(0.11)	(0.18)	(0.20)		(0.21)
Net realized and unrealized gains (losses) on investments	1.28	(0.41)	(4.32)	(2.09)		3.70
Total income (loss) from investment activities	1.15	(0.52)	(4.50)	(2.29)		3.49

Distributions to Shareholders From:
Net investment income	—	—	—	—		(0.07)

Net Asset Value, End of Period	$8.13	$6.98	$7.50	$12.00		$14.29

Total Return	16.48%	(6.93)%	(37.50)%	(16.03)%		32.18%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.79%	1.70%	1.71%		1.73%
Net expenses	1.68%	1.68%	1.68%	1.68%		1.66%
Net investment income (loss)	(1.65)%	(1.57)%	(1.64)%	(1.57)%		(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$30,319	$19,601	$21,918	$59,488		$55,810
Portfolio turnover rate(b)	—	—	—	436	%(c)	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to financial statements.

Management Discussion of Fund Performance :: ProFund VP Falling U.S. Dollar :: 319

ProFund VP Falling U.S. Dollar seeks investment results, that before fees and expenses, correspond to the performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended December 31, 2013, the Fund had a total return of -2.01%. For the same period, the Index had a price return of 0.49%(1) and a volatility of 6.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as the return of the Benchmark. The six major currencies and their weightings are: euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended December 31, 2013, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 to December 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/13

Fund	One Year	Five Year	Since Inception
ProFund VP Falling U.S. Dollar	-2.01%	-0.98%	-0.66%
U.S. Dollar Index	0.49%	-0.26%	-0.14%
S&P 500	32.39%	17.94%	5.95%

Expense Ratios**

Fund	Gross	Net
ProFund VP Falling U.S. Dollar	2.36%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2013. Contractual fee waivers are in effect through April 30, 2014.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)

The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the net asset value of the Fund.
(3)

The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

320 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $1,326,000	$1,326,000	$1,326,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,326,000)		1,326,000
TOTAL INVESTMENT SECURITIES (Cost $1,326,000)—100.6%		1,326,000
Net other assets (liabilities)—(0.6)%		(8,210)
NET ASSETS—100.0%		$1,317,790

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2013, the aggregate amount held in a segregated account was $90,000.

At December 31, 2013, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	1/10/14	2,731	$4,463	$4,522	$(59)
Canadian dollar vs. U.S. dollar	1/10/14	1,847	1,732	1,739	(7)
Euro vs. U.S. dollar	1/10/14	16,439	22,522	22,614	(92)
Japanese yen vs. U.S. dollar	1/10/14	223,360	2,172	2,121	51
Swedish krona vs. U.S. dollar	1/10/14	9,824	1,509	1,528	(19)
Swiss franc vs. U.S. dollar	1/10/14	1,461	1,637	1,638	(1)
Total Short Contracts			$34,035	$34,162	$(127)
Long:
British pound vs. U.S. dollar	1/10/14	58,250	$95,085	$96,439	$1,354
Canadian dollar vs. U.S. dollar	1/10/14	76,583	71,789	72,088	299
Euro vs. U.S. dollar	1/10/14	319,110	434,468	438,962	4,494
Japanese yen vs. U.S. dollar	1/10/14	11,780,669	114,639	111,894	(2,745)
Swedish krona vs. U.S. dollar	1/10/14	140,711	21,469	21,880	411
Swiss franc vs. U.S. dollar	1/10/14	22,650	25,192	25,400	208
Total Long Contracts			$762,642	$766,663	$4,021

At December 31, 2013, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	1/10/14	41,326	$67,429	$68,419	$990
Canadian dollar vs. U.S. dollar	1/10/14	53,105	49,840	49,987	147
Euro vs. U.S. dollar	1/10/14	252,533	344,293	347,380	3,087
Japanese yen vs. U.S. dollar	1/10/14	7,025,664	68,315	66,730	(1,585)
Swedish krona vs. U.S. dollar	1/10/14	235,514	35,988	36,622	634
Swiss franc vs. U.S. dollar	1/10/14	21,167	23,548	23,736	188
Total Long Contracts			$589,413	$592,874	$3,461

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 321

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$1,326,000
Repurchase agreements, at value	1,326,000
Total Investment Securities, at value	1,326,000
Cash	977
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	7,355
Receivable from Advisor	470
Prepaid expenses	6
TOTAL ASSETS	1,335,128

LIABILITIES:
Payable for capital shares redeemed	11,886
Administration fees payable	34
Administrative services fees payable	739
Distribution fees payable	753
Transfer agency fees payable	53
Fund accounting fees payable	66
Compliance services fees payable	13
Other accrued expenses	3,794
TOTAL LIABILITIES	17,338
NET ASSETS	$1,317,790

NET ASSETS CONSIST OF:
Capital	$3,435,751
Accumulated net realized gains (losses) on investments	(2,125,316)
Net unrealized appreciation (depreciation) on investments	7,355
NET ASSETS	$1,317,790
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	47,437
Net Asset Value (offering and redemption price per share)	$27.78

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$355

EXPENSES:
Advisory fees	8,232
Management services fees	1,098
Administration fees	517
Transfer agency fees	806
Administrative services fees	2,707
Distribution fees	2,744
Custody fees	5,924
Fund accounting fees	1,032
Trustee fees	33
Compliance services fees	8
Printing fees	3,079
Other fees	674
Total Gross Expenses before reductions	26,854
Expenses reduced and reimbursed by the Advisor	(8,413)
TOTAL NET EXPENSES	18,441
NET INVESTMENT INCOME (LOSS)	(18,086)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(15,384)
Change in net unrealized appreciation/depreciation on investments	6,615
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,769)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,855)

See accompanying notes to financial statements.

322 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(18,086)	$(18,228)
Net realized gains (losses) on investments	(15,384)	(25,419)
Change in net unrealized appreciation/depreciation on investments	6,615	30,947
Change in net assets resulting from operations	(26,855)	(12,700)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,391,004	1,719,537
Value of shares redeemed	(3,229,076)	(1,902,305)
Change in net assets resulting from capital transactions	161,928	(182,768)
Change in net assets	135,073	(195,468)
NET ASSETS:
Beginning of period	1,182,717	1,378,185
End of period	$1,317,790	$1,182,717
SHARE TRANSACTIONS:
Issued	122,400	60,365
Redeemed	(116,688)	(66,877)
Change in shares	5,712	(6,512)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 323

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$28.35	$28.57	$29.37	$30.15		$30.18

Investment Activities:
Net investment income (loss)(a)	(0.45)	(0.45)	(0.50)	(0.50)		(0.55)
Net realized and unrealized gains (losses) on investments	(0.12)	0.23	(0.30)	(0.28)		1.49
Total income (loss) from investment activities	(0.57)	(0.22)	(0.80)	(0.78)		0.94

Distributions to Shareholders From:
Net investment income	—	—	—	—		(0.97)

Net Asset Value, End of Period	$27.78	$28.35	$28.57	$29.37		$30.15

Total Return	(2.01)%	(0.77)%	(2.72)%	(2.59)%		3.04%

Ratios to Average Net Assets:
Gross expenses	2.45%	2.36%	1.99%	1.92%		2.03%
Net expenses	1.68%	1.68%	1.68%	1.82	%(b)	1.91	%(b)
Net investment income (loss)	(1.65)%	(1.58)%	(1.65)%	(1.72)%		(1.82)%

Supplemental Data:
Net assets, end of period (000’s)	$1,318	$1,183	$1,378	$1,315		$1,911
Portfolio turnover rate(c)	—	—	—	—		—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

324 :: ProFund VP Money Market :: Management Discussion of Fund Performance

ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2013, the Fund returned 0.02%. The Fund’s seven-day yield, as of December 31, 2013, was 0.02%(1).

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Repurchase Agreements	113%
Total Exposure	113%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

(1)         The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of fees, the yield would have been (0.91)%.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Money Market :: 325

Schedule of Portfolio Investments :: December 31, 2013

Repurchase Agreements(a) (112.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%—0.01%, dated 12/31/13, due 1/2/14, total to be received $212,451,021	$212,451,000	$212,451,000
TOTAL REPURCHASE AGREEMENTS (Cost $212,451,000)		212,451,000
TOTAL INVESTMENT SECURITIES (Cost $212,451,000)—112.6%		212,451,000
Net other assets (liabilities)—(12.6)%		(23,691,384)
NET ASSETS—100.0%		$188,759,616

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

326 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities
December 31, 2013

ASSETS:
Total Investment Securities, at cost	$212,451,000
Repurchase agreements, at value	212,451,000
Total Investment Securities, at value	212,451,000
Cash	476
Interest receivable	20
Receivable for capital shares issued	402,296
Receivable from Advisor	16,626
Prepaid expenses	992
TOTAL ASSETS	212,871,410

LIABILITIES:
Payable for capital shares redeemed	23,908,070
Administration fees payable	5,584
Trustee fees payable	58
Transfer agency fees payable	8,825
Fund accounting fees payable	10,927
Compliance services fees payable	2,513
Other accrued expenses	175,817
TOTAL LIABILITIES	24,111,794

NET ASSETS	$188,759,616

NET ASSETS CONSIST OF:
Capital	$188,760,186
Accumulated net realized gains (losses) on investments	(570)

NET ASSETS	$188,759,616

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	188,760,186
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2013

INVESTMENT INCOME:
Interest	$63,192

EXPENSES:
Advisory fees	1,552,496
Management services fees	206,998
Administration fees	95,340
Transfer agency fees	148,877
Custody fees	10,733
Fund accounting fees	190,834
Trustee fees	5,608
Compliance services fees	1,707
Other fees	115,113
Total Gross Expenses before reductions	2,327,706
Expenses reduced and reimbursed by the Advisor	(2,306,456)
TOTAL NET EXPENSES	21,250

NET INVESTMENT INCOME	41,942

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(570)
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	(570)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$41,372

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Money Market :: 327

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income	$41,942	$38,020
Net realized gains (losses) on investments	(570)	—
Change in net assets resulting from operations	41,372	38,020

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(41,942)	(38,020)
Change in net assets resulting from distributions	(41,942)	(38,020)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,842,149,448	2,658,479,983
Dividends reinvested	41,942	38,020
Value of shares redeemed	(2,856,878,691)	(2,636,384,868)
Change in net assets resulting from capital transactions	(14,687,301)	22,133,135
Change in net assets	(14,687,871)	22,133,135

NET ASSETS:
Beginning of period	203,447,487	181,314,352
End of period	$188,759,616	$203,447,487

SHARE TRANSACTIONS:
Issued	2,842,149,448	2,658,479,983
Reinvested	41,942	38,020
Redeemed	(2,856,878,691)	(2,636,384,868)
Change in shares	(14,687,301)	22,133,135

See accompanying notes to financial statements.

328 :: ProFund VP Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2013		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	—	(a)	— (a)	— (a)	— (a)	— (a)
Net realized gains (losses) on investments	—	(a)	—	—	—	—
Total income from investment activities	—	(a)	— (a)	— (a)	— (a)	— (a)

Distributions to Shareholders From:
Net investment income	—	(a)	— (a)	— (a)	— (a)	— (a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Total Return	0.02%		0.02%	0.02%	0.02%	0.03%

Ratios to Average Net Assets:
Gross expenses	1.12%		1.41%	1.46%	1.45%	1.41%
Net expenses(b)	0.01%		0.09%	0.01%	0.09%	0.06%
Net investment income (loss)	0.02%		0.02%	0.02%	0.02%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$188,760		$203,447	$181,314	$172,220	$228,295

(a)         Amount is less than $0.0005.

(b)         The expense ratio reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to financial statements.

Notes to Financial Statements

330 :: Notes to Financial Statements :: December 31, 2013

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During the periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of December 31, 2013, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.01%, dated 12/31/13, due 1/2/14(1)	HSBC Securities (USA), Inc., 0.01%, dated 12/31/13, due 1/2/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 12/31/13, due 1/2/14(3)	RBC Capital Markets, LLC, 0.00%, dated 12/31/13, due 1/2/14(4)	Societe’ Generale, 0.00%, dated 12/31/13, due 1/2/14(5)	UMB Bank, N.A, 0.00%, dated 12/31/13, due 1/2/14(6)
ProFund VP Bull	$1,845,000	$33,229,000	$9,230,000	$14,768,000	$5,537,000	$6,110,000
ProFund VP Mid-Cap	519,000	9,360,000	2,598,000	4,160,000	1,559,000	1,728,000
ProFund VP Small-Cap	419,000	7,569,000	2,102,000	3,363,000	1,260,000	1,399,000
ProFund VP Dow 30	15,000	302,000	82,000	134,000	49,000	64,000
ProFund VP NASDAQ-100	973,000	17,539,000	4,871,000	7,794,000	2,921,000	3,231,000
ProFund VP Large-Cap Value	—	17,000	4,000	7,000	2,000	8,000
ProFund VP Large-Cap Growth	4,000	81,000	22,000	36,000	13,000	18,000

December 31, 2013 :: Notes to Financial Statements :: 331

Fund Name	Deutsche Bank Securities, Inc., 0.01%, dated 12/31/13, due 1/2/14(1)	HSBC Securities (USA), Inc., 0.01%, dated 12/31/13, due 1/2/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 12/31/13, due 1/2/14(3)	RBC Capital Markets, LLC, 0.00%, dated 12/31/13, due 1/2/14(4)	Societe’ Generale, 0.00%, dated 12/31/13, due 1/2/14(5)	UMB Bank, N.A, 0.00%, dated 12/31/13, due 1/2/14(6)
ProFund VP Mid-Cap Growth	$1,000	$18,000	$5,000	$8,000	$3,000	$4,000
ProFund VP Small-Cap Value	—	7,000	2,000	3,000	1,000	4,000
ProFund VP Asia 30	—	17,000	4,000	7,000	2,000	7,000
ProFund VP Europe 30	8,000	157,000	43,000	69,000	26,000	32,000
ProFund VP International	390,000	7,041,000	1,955,000	3,129,000	1,172,000	1,302,000
ProFund VP Emerging Markets	37,000	699,000	193,000	309,000	115,000	138,000
ProFund VP Japan	561,000	10,101,000	2,805,000	4,489,000	1,683,000	1,858,000
ProFund VP UltraBull	156,000	2,828,000	785,000	1,256,000	470,000	526,000
ProFund VP UltraMid-Cap	219,000	3,982,000	1,105,000	1,769,000	663,000	739,000
ProFund VP UltraSmall-Cap	455,000	8,244,000	2,288,000	3,663,000	1,372,000	1,526,000
ProFund VP UltraNASDAQ-100	532,000	9,606,000	2,668,000	4,268,000	1,599,000	1,775,000
ProFund VP Bear	332,000	6,008,000	1,668,000	2,668,000	999,000	1,112,000
ProFund VP Short Mid-Cap	108,000	1,960,000	544,000	871,000	325,000	367,000
ProFund VP Short Small-Cap	53,000	969,000	268,000	431,000	160,000	185,000
ProFund VP Short Dow 30	—	22,000	6,000	10,000	2,000	10,000
ProFund VP Short NASDAQ-100	139,000	2,537,000	703,000	1,126,000	421,000	477,000
ProFund VP Short International	41,000	768,000	212,000	341,000	126,000	150,000
ProFund VP Short Emerging Markets	29,000	544,000	150,000	241,000	89,000	109,000
ProFund VP UltraShort Dow 30	4,000	90,000	24,000	40,000	14,000	23,000
ProFund VP UltraShort NASDAQ-100	73,000	1,331,000	368,000	591,000	221,000	253,000
ProFund VP Biotechnology	7,000	128,000	35,000	57,000	21,000	26,000
ProFund VP Consumer Goods	—	7,000	2,000	3,000	1,000	4,000
ProFund VP Financials	9,000	172,000	48,000	76,000	28,000	35,000
ProFund VP Industrials	3,000	65,000	18,000	29,000	10,000	14,000
ProFund VP Pharmaceuticals	1,000	18,000	5,000	8,000	3,000	4,000
ProFund VP Precious Metals	914,000	16,477,000	4,576,000	7,322,000	2,745,000	3,036,000
ProFund VP Telecommunications	1,000	21,000	5,000	9,000	3,000	6,000
ProFund VP U.S. Government Plus	325,000	5,882,000	1,632,000	2,614,000	979,000	1,089,000
ProFund VP Rising Rates Opportunity	783,000	14,103,000	3,917,000	6,268,000	2,350,000	2,595,000
ProFund VP Falling U.S. Dollar	34,000	621,000	172,000	276,000	102,000	121,000
ProFund VP Money Market	5,545,000	99,827,000	27,729,000	44,367,000	16,637,000	18,346,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of December 31, 2013 as follows:

(1)         Federal Home Loan Mortgage Corp., 1.375%, due 2/25/14, U.S. Treasury Strips, effective yield or interest rate in effect at December 31, 2013, 3.569%, due 2/15/26, which had an aggregate value of $14,868,115.

(2)         U.S. Treasury Strips, effective yield or interest rate in effect at December 31, 2013, 0.063% to 4.056%, due 8/15/14 to 5/15/40, which had an aggregate value of $267,601,816.

(3)         U.S. Treasury Notes, 2.125%, due 8/31/20, total value $74,305,043.

(4)         U.S. Treasury Notes, 2.50%, due 7/15/16, U.S. Treasury Strips, effective yield or interest rate in effect at December 31, 2013, 3.569% to 3.901%, due 2/15/26 to 5/15/30, which had an aggregate value of $118,914,648.

(5)         U.S. Treasury Notes, 0.125%, due 4/15/17, total value $44,560,409.

(6)         Federal Home Loan Banks, 0.98% to 1.75%, due 9/11/15 to 9/11/17, Federal Home Loan Mortgage Corp., 1.375%, due 2/25/14, Federal National Mortgage Association, 0.50% to 1.85%, due 1/29/16 to 12/26/18, Federal Farm Credit Bank, 1.05% to 2.625%, due 4/17/14 to 3/28/16, which had an aggregate value of $49,456,434.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the

332 :: Notes to Financial Statements :: December 31, 2013

possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended December 31, 2013, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended December 31, 2013. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open position to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP NASDAQ-100, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor and ProFund VP Telecommunications was 44%, 10%, 11%, 12%, 8% and 16%, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2013.

On January 9, 2014, in connection with its management of certain series of the Trust (VP UltraShort Dow 30 and VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund VP intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from

December 31, 2013 :: Notes to Financial Statements ::  333

the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFund VP Falling U.S. Dollar remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the ProFund VP has sought to mitigate these risks by generally requiring that the counterparties for the ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFund VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2013, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The

334 :: Notes to Financial Statements :: December 31, 2013

gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of December 31, 2013, the collateral posted by counterparties consisted of U.S. Treasury securities and/or cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements. A ProFund VP may use a combination of swaps on an underlying benchmark, and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the

December 31, 2013 :: Notes to Financial Statements :: 335

performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, that ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP used only swaps on the underlying benchmark.

Offsetting Assets and Liabilities

Effective January 1, 2013, the ProFunds VP adopted Financial Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amended standard requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position.

The ProFunds VP are subject to master netting agreements or similar arrangements that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar arrangements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements or similar arrangements. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each ProFund VP’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements”.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2013.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$361,008	$238,876	$—	$—	$—	$—
ProFund VP Mid-Cap	170,324	77,057	—	—	—	—
ProFund VP Small-Cap	216,242	27,786	—	—	—	—
ProFund VP Dow 30	—	3,782	—	—	—	—
ProFund VP NASDAQ-100	295,437	143,386	—	—	—	—
ProFund VP International	—	105,213	—	—	—	—
ProFund VP Emerging Markets	—	5,181	—	—	—	—
ProFund VP Japan	842,420	—	—	—	—	—
ProFund VP UltraBull	70,585	97,891	—	—	—	—
ProFund VP UltraMid-Cap	123,338	152,973	—	—	—	—
ProFund VP UltraSmall-Cap	308,917	88,094	—	—	—	—
ProFund VP UltraNASDAQ-100	272,700	298,113	—	—	—	—
ProFund VP Bear	—	—	—	132,961	36,333	—
ProFund VP Short Mid-Cap	—	—	—	—	20,806	—
ProFund VP Short Small-Cap	—	—	—	18,545	3,979	—
ProFund VP Short Dow 30	—	—	—	—	270	—
ProFund VP Short NASDAQ-100	—	—	—	4,994	28,706	—
ProFund VP Short International	—	—	—	—	11,813	—
ProFund VP Short Emerging Markets	—	—	—	—	3,814	—
ProFund VP UltraShort Dow 30	—	—	—	—	2,334	—
ProFund VP UltraShort NASDAQ-100	—	—	—	2,459	35,023	—
ProFund VP Banks	—	—	—	—	272	—
ProFund VP Biotechnology	—	—	—	—	2,247	—
ProFund VP Pharmaceuticals	—	—	—	—	930	—
ProFund VP Precious Metals	—	1,559,091	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	40	—
ProFund VP Telecommunications	—	—	—	—	577	—

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	7,355	—	—	—

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	—	—	20,345	94,345	—
ProFund VP Rising Rates Opportunity	27,299	220,889	—	—	—	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

336 :: Notes to Financial Statements :: December 31, 2013

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the year ended December 31, 2013.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$2,519,502	$9,951,672	$—	$377,335
ProFund VP Mid-Cap	782,162	4,790,608	—	100,969
ProFund VP Small-Cap	797,768	2,465,368	—	97,643
ProFund VP Dow 30	13,679	238,333	—	(4,074)
ProFund VP NASDAQ-100	2,133,859	4,545,478	—	260,568
ProFund VP International	—	1,631,340	—	54,896
ProFund VP Emerging Markets	—	(243,467)	—	(95,281)
ProFund VP Japan	6,837,661	—	—	4,432
ProFund VP UltraBull	563,143	9,306,406	—	11,426
ProFund VP UltraMid-Cap	681,844	7,394,217	—	(62,455)
ProFund VP UltraSmall-Cap	1,033,727	10,945,547	—	(75,143)
ProFund VP UltraNASDAQ-100	1,765,694	16,329,442	—	167,416
ProFund VP Bear	(619,840)	(4,548,676)	—	(96,615)
ProFund VP Short Mid-Cap	(61,017)	(367,500)	—	(10,148)
ProFund VP Short Small-Cap	(215,234)	(1,597,608)	—	35,883
ProFund VP Short Dow 30	—	(12,215)	—	(217)
ProFund VP Short NASDAQ-100	(294,167)	(2,107,440)	—	42,698
ProFund VP Short International	—	(406,367)	—	(3,003)
ProFund VP Short Emerging Markets	—	(284,653)	—	11,165
ProFund VP UltraShort Dow 30	—	(209,240)	—	(1,160)
ProFund VP UltraShort NASDAQ-100	(69,544)	(1,165,057)	—	(4,114)
ProFund VP Banks	—	100,621	—	76
ProFund VP Biotechnology	—	608,779	—	(1,293)
ProFund VP Oil & Gas	—	82,745	—	420
ProFund VP Pharmaceuticals	—	155,424	—	(414)
ProFund VP Precious Metals	—	(23,504,401)	—	(700,837)
ProFund VP Semiconductor	—	(11,595)	—	3
ProFund VP Technology	—	33,999	—	132
ProFund VP Telecommunications	—	375,067	—	611

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(15,384)	6,615

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	47,253	(6,638,376)	—	1,724,959
ProFund VP Rising Rates Opportunity	14,348	3,555,221	—	427,280

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for derivative related investments at December 31, 2013. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. These amounts may be un-collateralized due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Bull
Futures Contracts	$38,425	$—	$—	$38,425
Swap Agreements — Goldman Sachs International	156,365	—	—	156,365
Swap Agreements — UBS AG	82,511	—	—	82,511

December 31, 2013 :: Notes to Financial Statements :: 337

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Mid-Cap
Futures Contracts	$11,890	$—	$—	$11,890
Swap Agreements — Goldman Sachs International	21,440	—	—	21,440
Swap Agreements — UBS AG	55,617	(55,617)	—	—
ProFund VP Small-Cap
Futures Contracts	7,350	—	—	7,350
Swap Agreements — Goldman Sachs International	11,491	—	—	11,491
Swap Agreements — UBS AG	16,295	—	—	16,295
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	109	—	—	109
Swap Agreements — UBS AG	3,673	—	—	3,673
ProFund VP NASDAQ-100
Futures Contracts	60,060	—	—	60,060
Swap Agreements — Goldman Sachs International	54,431	—	—	54,431
Swap Agreements — UBS AG	88,955	—	—	88,955
ProFund VP International
Swap Agreements — Goldman Sachs International	39,069	—	—	39,069
Swap Agreements — UBS AG	66,144	—	—	66,144
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	1,424	—	—	1,424
Swap Agreements — UBS AG	3,757	—	—	3,757
ProFund VP Japan
Futures Contracts	82,582	—	—	82,582
ProFund VP UltraBull
Futures Contracts	12,325	—	—	12,325
Swap Agreements — Goldman Sachs International	45,449	—	—	45,449
Swap Agreements — UBS AG	52,442	—	—	52,442
ProFund VP UltraMid-Cap
Futures Contracts	8,610	—	—	8,610
Swap Agreements — Goldman Sachs International	47,551	(47,551)	—	—
Swap Agreements — UBS AG	105,422	—	—	105,422
ProFund VP UltraSmall-Cap
Futures Contracts	10,500	—	—	10,500
Swap Agreements — Goldman Sachs International	42,375	—	—	42,375
Swap Agreements — UBS AG	45,719	—	—	45,719
ProFund VP UltraNASDAQ-100
Futures Contracts	54,936	—	—	54,936
Swap Agreements — Goldman Sachs International	52,548	—	—	52,548
Swap Agreements — UBS AG	245,565	—	—	245,565
ProFund VP Bear
Futures Contracts	(14,138)	—	14,138	—
Swap Agreements — Goldman Sachs International	(17,533)	17,533	—	—
Swap Agreements — UBS AG	(18,800)	18,800	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(1,466)	1,466	—	—
Swap Agreements — UBS AG	(19,340)	19,340	—	—
ProFund VP Short Small-Cap
Futures Contracts	(630)	—	630	—
Swap Agreements — Goldman Sachs International	(3,804)	3,804	—	—
Swap Agreements — UBS AG	(175)	175	—	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(34)	34	—	—
Swap Agreements — UBS AG	(236)	236	—	—
ProFund VP Short NASDAQ-100
Futures Contracts	(1,365)	—	1,365	—
Swap Agreements — Goldman Sachs International	(25,099)	25,099	—	—
Swap Agreements — UBS AG	(3,607)	3,607	—	—

338 :: Notes to Financial Statements :: December 31, 2013

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Short International
Swap Agreements — Goldman Sachs International	$(6,065)	$6,065	$—	$—
Swap Agreements — UBS AG	(5,748)	5,748	—	—
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	(588)	588	—	—
Swap Agreements — UBS AG	(3,226)	3,226	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(454)	454	—	—
Swap Agreements — UBS AG	(1,880)	1,880	—	—
ProFund VP UltraShort NASDAQ-100
Futures Contracts	(455)	—	455	—
Swap Agreements — Goldman Sachs International	(33,121)	33,121	—	—
Swap Agreements — UBS AG	(1,902)	1,902	—	—
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(272)	—	—	(272)
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(2,247)	—	—	(2,247)
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(930)	—	—	(930)
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	768,715	(750,689)	—	18,026
Swap Agreements — UBS AG	790,376	(518,326)	(3,283)	268,767
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(40)	—	—	(40)
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(577)	—	—	(577)
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International	3,894	—	—	3,894
Forward Currency Contracts — UBS AG	3,461	—	—	3,461
ProFund VP U.S. Government Plus
Futures Contracts	(20,313)	—	20,313	—
Swap Agreements — Citibank North America	(32,409)	32,409	—	—
Swap Agreements — Credit Suisse International	(61,936)	61,936	—	—
ProFund VP Rising Rates Opportunity
Futures Contracts	28,438	—	—	28,438
Swap Agreements — Citibank North America	202,283	—	—	202,283
Swap Agreements — Credit Suisse International	18,606	—	—	18,606

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the ProFund VP does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

December 31, 2013 :: Notes to Financial Statements :: 339

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds’ VP own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•        Level 1—quoted prices in active markets for identical assets

•        Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•        Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

340 :: Notes to Financial Statements :: December 31, 2013

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of December 31, 2013, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$50,597,034	$—	$—	$—	$—	$—	$50,597,034	$—
Repurchase Agreements	—	—	70,719,000	—	—	—	70,719,000	—
Futures Contracts	—	361,008	—	—	—	—	—	361,008
Swap Agreements	—	—	—	238,876	—	—	—	238,876
Total	$50,597,034	$361,008	$70,719,000	$238,876	$—	$—	$121,316,034	$599,884
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$19,924,000	$—	$—	$—	$19,924,000	$—
Futures Contracts	—	170,324	—	—	—	—	—	170,324
Swap Agreements	—	—	—	77,057	—	—	—	77,057
Total	$—	$170,324	$19,924,000	$77,057	$—	$—	$19,924,000	$247,381
ProFund VP Small-Cap
Common Stocks	$8,564,094	$—	$—	$—	$530	$—	$8,564,624	$—
Contingent Right*	—	—	—	—	—	—	—	—
Right	131	—	—	—	—	—	131	—
Warrant**	—	—	—	—	—	—	—	—
Repurchase Agreements	—	—	16,112,000	—	—	—	16,112,000	—
Futures Contracts	—	216,242	—	—	—	—	—	216,242
Swap Agreements	—	—	—	27,786	—	—	—	27,786
Total	$8,564,225	$216,242	$16,112,000	$27,786	$530	$—	$24,676,755	$244,028
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$646,000	$—	$—	$—	$646,000	$—
Swap Agreements	—	—	—	3,782	—	—	—	3,782
Total	$—	$—	$646,000	$3,782	$—	$—	$646,000	$3,782

December 31, 2013 :: Notes to Financial Statements :: 341

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP NASDAQ-100
Common Stocks	$25,244,097	$—	$—	$—	$—	$—	$25,244,097	$—
Repurchase Agreements	—	—	37,329,000	—	—	—	37,329,000	—
Futures Contracts	—	295,437	—	—	—	—	—	295,437
Swap Agreements	—	—	—	143,386	—	—	—	143,386
Total	$25,244,097	$295,437	$37,329,000	$143,386	$—	$—	$62,573,097	$438,823
ProFund VP Large-Cap Value
Common Stocks	$22,155,505	$—	$—	$—	$—	$—	$22,155,505	$—
Repurchase Agreements	—	—	38,000	—	—	—	38,000	—
Total	$22,155,505	$—	$38,000	$—	$—	$—	$22,193,505	$—
ProFund VP Large-Cap Growth
Common Stocks	$36,742,601	$—	$—	$—	$—	$—	$36,742,601	$—
Repurchase Agreements	—	—	174,000	—	—	—	174,000	—
Total	$36,742,601	$—	$174,000	$—	$—	$—	$36,916,601	$—
ProFund VP Mid-Cap Value
Common Stocks	$28,347,349	$—	$—	$—	$—	$—	$28,347,349	$—
Total	$28,347,349	$—	$—	$—	$—	$—	$28,347,349	$—
ProFund VP Mid-Cap Growth
Common Stocks	$34,976,208	$—	$—	$—	$—	$—	$34,976,208	$—
Repurchase Agreements	—	—	39,000	—	—	—	39,000	—
Total	$34,976,208	$—	$39,000	$—	$—	$—	$35,015,208	$—
ProFund VP Small-Cap Value
Common Stocks	$39,990,014	$—	$—	$—	$—	$—	$39,990,014	$—
Repurchase Agreements	—	—	17,000	—	—	—	17,000	—
Total	$39,990,014	$—	$17,000	$—	$—	$—	$40,007,014	$—
ProFund VP Small-Cap Growth
Common Stocks	$50,395,806	$—	$—	$—	$—	$—	$50,395,806	$—
Total	$50,395,806	$—	$—	$—	$—	$—	$50,395,806	$—
ProFund VP Asia 30
Common Stocks	$42,449,885	$—	$—	$—	$—	$—	$42,449,885	$—
Repurchase Agreements	—	—	37,000	—	—	—	37,000	—
Total	$42,449,885	$—	$37,000	$—	$—	$—	$42,486,885	$—

342 :: Notes to Financial Statements :: December 31, 2013

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Europe 30
Common Stocks	$41,941,266	$—	$—	$—	$—	$—	$41,941,266	$—
Repurchase Agreements	—	—	335,000	—	—	—	335,000	—
Total	$41,941,266	$—	$335,000	$—	$—	$—	$42,276,266	$—
ProFund VP International
Repurchase Agreements	$—	$—	$14,989,000	$—	$—	$—	$14,989,000	$—
Swap Agreements	—	—	—	105,213	—	—	—	105,213
Total	$—	$—	$14,989,000	$105,213	$—	$—	$14,989,000	$105,213
ProFund VP Emerging Markets
Common Stocks	$14,672,771	$—	$—	$—	$—	$—	$14,672,771	$—
Preferred Stocks	2,749,455	—	—	—	—	—	2,749,455	—
Repurchase Agreements	—	—	1,491,000	—	—	—	1,491,000	—
Swap Agreements	—	—	—	5,181	—	—	—	5,181
Total	$17,422,226	$—	$1,491,000	$5,181	$—	$—	$18,913,226	$5,181
ProFund VP Japan
Repurchase Agreements	$—	$—	$21,497,000	$—	$—	$—	$21,497,000	$—
Futures Contracts	—	842,420	—	—	—	—	—	842,420
Total	$—	$842,420	$21,497,000	$—	$—	$—	$21,497,000	$842,420
ProFund VP UltraBull
Common Stocks	$15,979,626	$—	$—	$—	$—	$—	$15,979,626	$—
Repurchase Agreements	—	—	6,021,000	—	—	—	6,021,000	—
Futures Contracts	—	70,585	—	—	—	—	—	70,585
Swap Agreements	—	—	—	97,891	—	—	—	97,891
Total	$15,979,626	$70,585	$6,021,000	$97,891	$—	$—	$22,000,626	$168,476
ProFund VP UltraMid-Cap
Common Stocks	$16,238,705	$—	$—	$—	$—	$—	$16,238,705	$—
Repurchase Agreements	—	—	8,477,000	—	—	—	8,477,000	—
Futures Contracts	—	123,338	—	—	—	—	—	123,338
Swap Agreements	—	—	—	152,973	—	—	—	152,973
Total	$16,238,705	$123,338	$8,477,000	$152,973	$—	$—	$24,715,705	$276,311
ProFund VP UltraSmall-Cap
Common Stocks	$17,567,334	$—	$—	$—	$1,088	$—	$17,568,422	$—
Contingent Right*	—	—	—	—	—	—	—	—
Right	269	—	—	—	—	—	269	—
Warrant**	—	—	—	—	—	—	—	—
Repurchase Agreements	—	—	17,548,000	—	—	—	17,548,000	—
Futures Contracts	—	308,917	—	—	—	—	—	308,917
Swap Agreements	—	—	—	88,094	—	—	—	88,094
Total	$17,567,603	$308,917	$17,548,000	$88,094	$1,088	$—	$35,116,691	$397,011

December 31, 2013 :: Notes to Financial Statements :: 343

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraNASDAQ-100
Common Stocks	$31,134,387	$—	$—	$—	$—	$—	$31,134,387	$—
Repurchase Agreements	—	—	20,448,000	—	—	—	20,448,000	—
Futures Contracts	—	272,700	—	—	—	—	—	272,700
Swap Agreements	—	—	—	298,113	—	—	—	298,113
Total	$31,134,387	$272,700	$20,448,000	$298,113	$—	$—	$51,582,387	$570,813
ProFund VP Bear
Repurchase Agreements	$—	$—	$12,787,000	$—	$—	$—	$12,787,000	$—
Futures Contracts	—	(132,961)	—	—	—	—	—	(132,961)
Swap Agreements	—	—	—	(36,333)	—	—	—	(36,333)
Total	$—	$(132,961)	$12,787,000	$(36,333)	$—	$—	$12,787,000	$(169,294)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$4,175,000	$—	$—	$—	$4,175,000	$—
Swap Agreements	—	—	—	(20,806)	—	—	—	(20,806)
Total	$—	$—	$4,175,000	$(20,806)	$—	$—	$4,175,000	$(20,806)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,066,000	$—	$—	$—	$2,066,000	$—
Futures Contracts	—	(18,545)	—	—	—	—	—	(18,545)
Swap Agreements	—	—	—	(3,979)	—	—	—	(3,979)
Total	$—	$(18,545)	$2,066,000	$(3,979)	$—	$—	$2,066,000	$(22,524)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$50,000	$—	$—	$—	$50,000	$—
Swap Agreements	—	—	—	(270)	—	—	—	(270)
Total	$—	$—	$50,000	$(270)	$—	$—	$50,000	$(270)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$5,403,000	$—	$—	$—	$5,403,000	$—
Futures Contracts	—	(4,994)	—	—	—	—	—	(4,994)
Swap Agreements	—	—	—	(28,706)	—	—	—	(28,706)
Total	$—	$(4,994)	$5,403,000	$(28,706)	$—	$—	$5,403,000	$(33,700)
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,638,000	$—	$—	$—	$1,638,000	$—
Swap Agreements	—	—	—	(11,813)	—	—	—	(11,813)
Total	$—	$—	$1,638,000	$(11,813)	$—	$—	$1,638,000	$(11,813)

344 :: Notes to Financial Statements :: December 31, 2013

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,162,000	$—	$—	$—	$1,162,000	$—
Swap Agreements	—	—	—	(3,814)	—	—	—	(3,814)
Total	$—	$—	$1,162,000	$(3,814)	$—	$—	$1,162,000	$(3,814)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$195,000	$—	$—	$—	$195,000	$—
Swap Agreements	—	—	—	(2,334)	—	—	—	(2,334)
Total	$—	$—	$195,000	$(2,334)	$—	$—	$195,000	$(2,334)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$2,837,000	$—	$—	$—	$2,837,000	$—
Futures Contracts	—	(2,459)	—	—	—	—	—	(2,459)
Swap Agreements	—	—	—	(35,023)	—	—	—	(35,023)
Total	$—	$(2,459)	$2,837,000	$(35,023)	$—	$—	$2,837,000	$(37,482)
ProFund VP Banks
Common Stocks	$5,353,844	$—	$—	$—	$—	$—	$5,353,844	$—
Swap Agreements	—	—	—	(272)	—	—	—	(272)
Total	$5,353,844	$—	$—	$(272)	$—	$—	$5,353,844	$(272)
ProFund VP Basic Materials
Common Stocks	$27,166,498	$—	$—	$—	$—	$—	$27,166,498	$—
Total	$27,166,498	$—	$—	$—	$—	$—	$27,166,498	$—
ProFund VP Biotechnology
Common Stocks	$34,328,196	$—	$—	$—	$—	$—	$34,328,196	$—
Repurchase Agreements	—	—	274,000	—	—	—	274,000	—
Swap Agreements	—	—	—	(2,247)	—	—	—	(2,247)
Total	$34,328,196	$—	$274,000	$(2,247)	$—	$—	$34,602,196	$(2,247)
ProFund VP Consumer Goods
Common Stocks	$19,685,754	$—	$—	$—	$—	$—	$19,685,754	$—
Repurchase Agreements	—	—	17,000	—	—	—	17,000	—
Total	$19,685,754	$—	$17,000	$—	$—	$—	$19,702,754	$—
ProFund VP Consumer Services
Common Stocks	$39,641,954	$—	$—	$—	$—	$—	$39,641,954	$—
Total	$39,641,954	$—	$—	$—	$—	$—	$39,641,954	$—

December 31, 2013 :: Notes to Financial Statements :: 345

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Financials
Common Stocks	$43,588,208	$—	$—	$—	$—	$—	$43,588,208	$—
Repurchase Agreements	—	—	368,000	—	—	—	368,000	—
Total	$43,588,208	$—	$368,000	$—	$—	$—	$43,956,208	$—
ProFund VP Health Care
Common Stocks	$58,256,548	$—	$—	$—	$—	$—	$58,256,548	$—
Total	$58,256,548	$—	$—	$—	$—	$—	$58,256,548	$—
ProFund VP Industrials
Common Stocks	$29,096,419	$—	$—	$—	$—	$—	$29,096,419	$—
Repurchase Agreements	—	—	139,000	—	—	—	139,000	—
Total	$29,096,419	$—	$139,000	$—	$—	$—	$29,235,419	$—
ProFund VP Internet
Common Stocks	$14,612,327	$—	$—	$—	$—	$—	$14,612,327	$—
Total	$14,612,327	$—	$—	$—	$—	$—	$14,612,327	$—
ProFund VP Oil & Gas
Common Stocks	$59,209,956	$—	$—	$—	$—	$—	$59,209,956	$—
Right	865	—	—	—	—	—	865	—
Total	$59,210,821	$—	$—	$—	$—	$—	$59,210,821	$—
ProFund VP Pharmaceuticals
Common Stocks	$12,073,707	$—	$—	$—	$—	$—	$12,073,707	$—
Repurchase Agreements	—	—	39,000	—	—	—	39,000	—
Swap Agreements	—	—	—	(930)	—	—	—	(930)
Total	$12,073,707	$—	$39,000	$(930)	$—	$—	$12,112,707	$(930)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$35,070,000	$—	$—	$—	$35,070,000	$—
Swap Agreements	—	—	—	1,559,091	—	—	—	1,559,091
Total	$—	$—	$35,070,000	$1,559,091	$—	$—	$35,070,000	$1,559,091
ProFund VP Real Estate
Common Stocks	$16,456,133	$—	$—	$—	$—	$—	$16,456,133	$—
Total	$16,456,133	$—	$—	$—	$—	$—	$16,456,133	$—
ProFund VP Semiconductor
Common Stocks	$1,128,336	$—	$—	$—	$—	$—	$1,128,336	$—
Swap Agreements	—	—	—	(40)	—	—	—	(40)
Total	$1,128,336	$—	$—	$(40)	$—	$—	$1,128,336	$(40)
ProFund VP Technology
Common Stocks	$15,535,631	$—	$—	$—	$—	$—	$15,535,631	$—
Total	$15,535,631	$—	$—	$—	$—	$—	$15,535,631	$—

346 :: Notes to Financial Statements :: December 31, 2013

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Telecommunications
Common Stocks	$5,213,488	$—	$—	$—	$—	$—	$5,213,488	$—
Repurchase Agreements	—	—	45,000	—	—	—	45,000	—
Swap Agreements	—	—	—	(577)	—	—	—	(577)
Total	$5,213,488	$—	$45,000	$(577)	$—	$—	$5,258,488	$(577)
ProFund VP Utilities
Common Stocks	$31,316,682	$—	$—	$—	$—	$—	$31,316,682	$—
Total	$31,316,682	$—	$—	$—	$—	$—	$31,316,682	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$8,931,759	$—	$—	$—	$8,931,759	$—
Repurchase Agreements	—	—	12,521,000	—	—	—	12,521,000	—
Futures Contracts	—	(20,345)	—	—	—	—	(20,345)
Swap Agreements	—	—	—	(94,345)	—	—	—	(94,345)
Total	$—	$(20,345)	$21,452,759	$(94,345)	$—	$—	$21,452,759	$(114,690)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$30,016,000	$—	$—	$—	$30,016,000	$—
Futures Contracts	—	27,299	—	—	—	—	—	27,299
Swap Agreements	—	—	—	220,889	—	—	—	220,889
Total	$—	$27,299	$30,016,000	$220,889	$—	$—	$30,016,000	$248,188
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,326,000	$—	$—	$—	$1,326,000	$—
Forward Currency Contracts	—	—	—	7,355	—	—	—	7,355
Total	$—	$—	$1,326,000	$7,355	$—	$—	$1,326,000	$7,355
ProFund VP Money Market
Repurchase Agreements	$—	$—	$212,451,000	$—	$—	$—	$212,451,000	$—
Total	$—	$—	$212,451,000	$—	$—	$—	$212,451,000	$—

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

December 31, 2013 :: Notes to Financial Statements :: 347

The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

ProFund VP Small-Cap

Type of Asset	Balance as of December 31, 2012	Net Realized Gains/ (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers in/(out) of Level 3	Balance as of December 31, 2013
Investment Securities:
Common Stocks:
Coal	$—	$—	$(758)	$1,288	$—	$—	$530
Total Investment Securities	$—	$—	$(758)	$1,288	$—	$—	$530

ProFund VP UltraSmall-Cap

Type of Asset	Balance as of December 31, 2012	Net Realized Gains/ (Losses)	Change in Net Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales	Transfers in/(out) of Level 3	Balance as of December 31, 2013
Investment Securities:
Common Stocks:
Coal	$—	$—	$(1,561)	$2,649	$—	$—	$1,088
Total Investment Securities	$—	$—	$(1,561)	$2,649	$—	$—	$1,088

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the year ended December 31, 2013, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the year ended December 31, 2013 for ProFund VP Money Market. If ProFund VP Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $517,499 for the period ended December 31, 2013.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the year ended December 31, 2013, the administrative services fees of ProFund VP Money Market were suspended to maintain a more competitive net yield. If ProFund VP Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $199,856 for the period ended December 31, 2013.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the

348 :: Notes to Financial Statements :: December 31, 2013

annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended December 31, 2013, actual Trustee compensation was $591,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2014.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2013, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Total
ProFund VP Bull	$46,771	$73,977	$114,844	$17,549	$253,141
ProFund VP Mid-Cap	—	7,879	19,310	—	27,189
ProFund VP Small-Cap	22,818	24,095	33,887	14,122	94,922
ProFund VP Dow 30	2,856	—	—	3,093	5,949
ProFund VP NASDAQ-100	41,156	77,683	68,822	15,953	203,614
ProFund VP Large-Cap Value	63,523	50,206	58,796	24,015	196,540
ProFund VP Large-Cap Growth	47,564	58,684	41,453	18,984	166,685
ProFund VP Mid-Cap Value	57,467	46,197	50,438	29,444	183,546
ProFund VP Mid-Cap Growth	71,990	70,322	54,177	21,549	218,038
ProFund VP Small-Cap Value	83,928	64,895	87,110	51,895	287,828
ProFund VP Small-Cap Growth	64,330	79,567	59,538	39,086	242,521
ProFund VP Asia 30	4,087	111,556	57,760	23,564	196,967
ProFund VP Europe 30	7,099	55,294	26,580	9,750	98,723
ProFund VP International	—	17,956	9,857	1,520	29,333
ProFund VP Emerging Markets	—	37,052	22,860	10,500	70,412
ProFund VP Japan	13,349	30,979	7,652	19,021	71,001
ProFund VP UltraBull	11,281	8,444	35,144	19,399	74,268
ProFund VP UltraMid-Cap	33,924	39,959	31,979	5,681	111,543
ProFund VP UltraSmall-Cap	36,731	51,702	49,857	16,128	154,418
ProFund VP UltraNASDAQ-100	37,377	40,540	49,561	—	127,478
ProFund VP Bear	32,721	14,466	14,037	6,693	67,917
ProFund VP Short Mid-Cap	7,337	4,630	4,509	3,267	19,743
ProFund VP Short Small-Cap	12,739	9,637	15,446	1,234	39,056
ProFund VP Short Dow 30	3,687	7,575	1,922	3,995	17,179
ProFund VP Short NASDAQ-100	16,645	13,885	19,505	—	50,035
ProFund VP Short International	4,038	4,999	5,447	2,445	16,929
ProFund VP Short Emerging Markets	2,263	6,613	5,981	2,937	17,794
ProFund VP UltraShort Dow 30	4,142	7,366	3,555	3,281	18,344
ProFund VP UltraShort NASDAQ-100	6,988	7,363	7,571	6,478	28,400
ProFund VP Banks	15,627	12,633	17,855	5,837	51,952
ProFund VP Basic Materials	40,884	58,345	52,179	—	151,408
ProFund VP Biotechnology	8,847	10,047	18,581	6,492	43,967
ProFund VP Consumer Goods	23,594	31,288	25,678	11,259	91,819
ProFund VP Consumer Services	38,416	39,489	40,148	22,044	140,097
ProFund VP Financials	31,673	35,460	60,090	26,383	153,606
ProFund VP Health Care	14,848	36,242	36,081	15,862	103,033
ProFund VP Industrials	41,467	41,455	28,366	16,664	127,952
ProFund VP Internet	13,190	11,950	16,440	—	41,580
ProFund VP Oil & Gas	60,715	154,675	101,749	27,394	344,533
ProFund VP Pharmaceuticals	6,533	26,097	22,819	8,092	63,541
ProFund VP Precious Metals	110,676	177,054	92,873	1,674	382,277
ProFund VP Real Estate	33,855	20,107	34,083	9,437	97,482

December 31, 2013 :: Notes to Financial Statements :: 349

	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Total
ProFund VP Semiconductor	$8,651	$11,986	$4,319	$4,904	$29,860
ProFund VP Technology	7,827	19,224	15,013	2,487	44,551
ProFund VP Telecommunications	14,763	21,693	31,173	3,588	71,217
ProFund VP Utilities	28,302	71,109	55,874	22,633	177,918
ProFund VP U.S. Government Plus	49,182	91,976	95,276	849	237,283
ProFund VP Rising Rates Opportunity	12,368	18,205	19,329	14,180	64,082
ProFund VP Falling U.S. Dollar	3,662	6,347	6,909	6,564	23,482
ProFund VP Money Market	177,987	296,335	—	—	474,322

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2014 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2013, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Total
ProFund VP Money Market	$2,713,585	$2,602,196	$2,496,022	$1,512,744	$9,324,547

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2013 were as follows:

	Purchases	Sales
ProFund VP Bull	$17,388,021	$18,385,034
ProFund VP Small-Cap	2,832,382	2,160,482
ProFund VP NASDAQ-100	2,567,764	10,850,831
ProFund VP Large-Cap Value	35,621,440	42,518,584
ProFund VP Large-Cap Growth	26,781,191	22,879,176
ProFund VP Mid-Cap Value	54,119,470	58,209,438
ProFund VP Mid-Cap Growth	47,484,768	50,961,755
ProFund VP Small-Cap Value	58,537,515	58,018,835
ProFund VP Small-Cap Growth	79,776,528	67,212,444
ProFund VP Asia 30	44,411,423	50,456,689
ProFund VP Europe 30	51,257,125	50,893,993
ProFund VP Emerging Markets	20,672,386	18,995,158
ProFund VP UltraBull	269,218,313	265,858,681
ProFund VP UltraMid-Cap	5,677,351	5,418,322
ProFund VP UltraSmall-Cap	7,634,701	4,424,569
ProFund VP UltraNASDAQ-100	15,468,884	5,651,471
ProFund VP Banks	48,264,162	50,086,232
ProFund VP Basic Materials	20,224,247	20,918,992
ProFund VP Biotechnology	82,266,974	80,047,875
ProFund VP Consumer Goods	13,283,504	12,376,274
ProFund VP Consumer Services	33,449,078	20,988,122
ProFund VP Financials	36,744,824	28,224,870
ProFund VP Health Care	39,659,915	30,233,273
ProFund VP Industrials	29,681,583	20,613,503
ProFund VP Internet	22,789,581	18,969,048
ProFund VP Oil & Gas	11,290,976	18,354,054
ProFund VP Pharmaceuticals	41,104,239	41,944,010
ProFund VP Real Estate	68,135,577	72,255,554
ProFund VP Semiconductor	21,609,030	21,632,437
ProFund VP Technology	17,565,925	17,121,554
ProFund VP Telecommunications	49,055,786	55,059,546
ProFund VP Utilities	27,698,427	35,015,705

350 :: Notes to Financial Statements :: December 31, 2013

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2013 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$191,714,461	$203,852,231

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain exposure through derivatives. Investing in derivatives may be considered aggressive and may expose a ProFund VP to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund VP from achieving its investment objective. The use of derivatives also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. A ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in

December 31, 2013 :: Notes to Financial Statements :: 351

particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark. Each ProFund VP (other than the Classic ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Exposure to Debt Instrument Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the ProFund VP may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

352  :: Notes to Financial Statements :: December 31, 2013

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Year Ended December 31, 2013				Year Ended December 31, 2012
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Bull	$1,094,333	$—	$—	$1,094,333	$—	$—	$—	$—
ProFund VP Mid-Cap	798,833	272,464	—	1,071,297	—	—	—	—
ProFund VP Small-Cap	234,084	168,746	—	402,830	71,266	94,344	—	165,610
ProFund VP Large-Cap Value	228,550	—	—	228,550	204,043	—	—	204,043
ProFund VP Large-Cap Growth	88,892	—	—	88,892	25,940	—	—	25,940
ProFund VP Mid-Cap Value	105,779	—	—	105,779	36,920	—	—	36,920
ProFund VP Small-Cap Value	82,498	—	—	82,498	—	—	—	—
ProFund VP Small-Cap Growth	488,482	1,238,908	—	1,727,390	—	—	—	—
ProFund VP Asia 30	21,988	—	—	21,988	—	—	—	—
ProFund VP Europe 30	458,263	—	—	458,263	810,929	—	—	810,929
ProFund VP International	616,082	—	—	616,082	—	—	—	—
ProFund VP Emerging Markets	141,228	—	—	141,228	206,622	—	—	206,622
ProFund VP UltraBull	1,942,691	322,042	—	2,264,733	—	—	—	—
ProFund VP Short International	—	—	—	—	72,322	—	—	72,322
ProFund VP Banks	35,696	—	—	35,696	—	—	—	—
ProFund VP Basic Materials	216,113	—	—	216,113	81,925	—	—	81,925
ProFund VP Consumer Goods	171,149	—	—	171,149	167,801	—	—	167,801
ProFund VP Consumer Services	96,465	51,479	—	147,944	—	93,656	—	93,656
ProFund VP Financials	142,296	—	—	142,296	39,115	—	—	39,115
ProFund VP Health Care	172,936	—	—	172,936	118,627	—	—	118,627
ProFund VP Industrials	76,297	—	—	76,297	42,826	—	—	42,826
ProFund VP Internet	—	688,596	—	688,596	339,722	450,136	—	789,858
ProFund VP Oil & Gas	252,011	2,235,809	—	2,487,820	76,393	5,553,019	—	5,629,412
ProFund VP Pharmaceuticals	798,881	463,884	—	1,262,765	225,615	—	—	225,615
ProFund VP Real Estate	269,921	—	—	269,921	555,298	—	—	555,298
ProFund VP Semiconductor	6,933	—	—	6,933	6,838	—	—	6,838
ProFund VP Telecommunications	1,183,561	23,046	—	1,206,607	443,513	—	—	443,513
ProFund VP Utilities	1,024,965	—	—	1,024,965	1,039,189	—	—	1,039,189
ProFund VP U.S. Government Plus	3,096,544	—	—	3,096,544	10,076,048	355	—	10,076,403
ProFund VP Money Market	41,942	—	—	41,942	38,020	—	—	38,020

As of the latest tax year ended December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$1,804,474	$1,174,463	$—	$20,584,923	$23,563,860
ProFund VP Mid-Cap	4,604,211	553,805	(488,058)	77,057	4,747,015
ProFund VP Small-Cap	1,825,297	459,561	—	2,073,230	4,358,088
ProFund VP Dow 30	163,717	—	(1,074,184)	3,782	(906,685)
ProFund VP NASDAQ-100	—	2,058,179	—	14,779,684	16,837,863
ProFund VP Large-Cap Value	186,692	—	(5,766,073)	3,366,694	(2,212,687)
ProFund VP Large-Cap Growth	36,757	—	(3,010,227)	12,268,540	9,295,070
ProFund VP Mid-Cap Value	32,310	—	(2,708,620)	4,689,005	2,012,695
ProFund VP Mid-Cap Growth	—	2,175,141	—	10,330,030	12,505,171
ProFund VP Small-Cap Value	—	1,166,986	(3,884,793)	5,558,881	2,841,074
ProFund VP Small-Cap Growth	1,736,637	2,190,222	—	12,466,558	16,393,417
ProFund VP Asia 30	27,096	—	(567,687)	12,326,349	11,785,758
ProFund VP Europe 30	554,073	—	(4,935,049)	7,539,901	3,158,925
ProFund VP International	1,189,020	—	(1,477,280)	105,213	(183,047)
ProFund VP Emerging Markets	43,074	—	(6,664,856)	1,009,926	(5,611,856)
ProFund VP Japan	2,253,367	3,914,669	(1,414,450)	—	4,753,586
ProFund VP UltraBull	9,951,807	644,433	(1,813,121)	3,995,805	12,778,924
ProFund VP UltraMid-Cap	—	—	(1,213,620)	6,078,112	4,864,492
ProFund VP UltraSmall-Cap	3,716,258	1,246,206	(3,023,490)	4,751,186	6,690,160
ProFund VP UltraNASDAQ-100	—	—	(34,992,373)	12,378,628	(22,613,745)

December 31, 2013 :: Notes to Financial Statements ::  353

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bear	$—	$—	$(63,513,445)	$(36,333)	$(63,549,778)
ProFund VP Short Mid-Cap	—	—	(2,162,143)	(20,806)	(2,182,949)
ProFund VP Short Small-Cap	—	—	(3,533,466)	(3,979)	(3,537,445)
ProFund VP Short Dow 30	—	—	(89,156)	(270)	(89,426)
ProFund VP Short NASDAQ-100	—	—	(6,773,608)	(28,706)	(6,802,314)
ProFund VP Short International	—	—	(1,617,927)	(11,813)	(1,629,740)
ProFund VP Short Emerging Markets	—	—	(606,326)	(3,814)	(610,140)
ProFund VP UltraShort Dow 30	—	—	(1,108,543)	(2,334)	(1,110,877)
ProFund VP UltraShort NASDAQ-100	—	—	(2,641,866)	(35,023)	(2,676,889)
ProFund VP Banks	8,043	—	(13,959,613)	1,895	(13,949,675)
ProFund VP Basic Materials	185,359	—	(13,084,180)	7,779,300	(5,119,521)
ProFund VP Biotechnology	3,640,453	297,218	(2,761,098)	16,931,935	18,108,508
ProFund VP Consumer Goods	143,858	—	(2,599,972)	8,657,696	6,201,582
ProFund VP Consumer Services	29,474	—	—	14,020,343	14,049,817
ProFund VP Financials	77,054	—	(11,498,284)	8,337,246	(3,083,984)
ProFund VP Health Care	48,831	—	(6,561,935)	23,124,859	16,611,755
ProFund VP Industrials	43,202	—	(5,072,267)	8,998,394	3,969,329
ProFund VP Internet	416,398	109,028	—	5,593,321	6,118,747
ProFund VP Oil & Gas	253,664	4,103,248	—	34,211,007	38,567,919
ProFund VP Pharmaceuticals	929,813	238,350	(2,405,067)	3,870,406	2,633,502
ProFund VP Precious Metals	—	—	(65,918,085)	1,559,091	(64,358,994)
ProFund VP Real Estate	88,236	—	(3,398,924)	5,170,605	1,859,917
ProFund VP Semiconductor	9,468	—	(2,253,258)	466,062	(1,777,728)
ProFund VP Technology	1,528	—	(2,757,202)	6,696,500	3,940,826
ProFund VP Telecommunications	362,992	—	(1,822,429)	613,430	(846,007)
ProFund VP Utilities	783,790	—	(693,184)	11,699,092	11,789,698
ProFund VP U.S. Government Plus	—	—	(19,829,793)	(288,519)	(20,118,312)
ProFund VP Rising Rates Opportunity	—	—	(58,328,871)	220,889	(58,107,982)
ProFund VP Falling U.S. Dollar	—	—	(2,117,961)	—	(2,117,961)
ProFund VP Money Market	—	—	(570)	—	(570)

As of the end of their tax year ended December 31, 2013, the following ProFunds VP have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$—	$—	$2,547,671	$3,158,651	$—	$5,706,322
ProFund VP Large-Cap Growth	—	—	2,508,034	502,193	—	3,010,227
ProFund VP Mid-Cap Value	—	—	1,809,861	898,759	—	2,708,620
ProFund VP Europe 30	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP Emerging Markets	—	—	—	—	1,045,928	1,045,928
ProFund VP UltraMid-Cap	—	—	1,213,620	—	—	1,213,620
ProFund VP UltraNASDAQ-100	—	—	34,992,373	—	—	34,992,373
ProFund VP Bear	7,512,896	4,644,270	—	27,795,298	10,849,931	50,802,395
ProFund VP UltraShort Dow 30	—	—	—	—	138,318	138,318
ProFund VP Banks	—	—	—	6,837,887	4,222,981	11,060,868
ProFund VP Basic Materials	—	—	9,991,982	647,115	2,252,577	12,891,674
ProFund VP Consumer Goods	—	—	1,360,821	1,239,151	—	2,599,972
ProFund VP Financials	—	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Health Care	—	—	3,312,215	2,837,758	—	6,149,973
ProFund VP Industrials	—	—	2,173,698	2,898,569	—	5,072,267
ProFund VP Real Estate	—	—	1,167,997	1,722,531	508,396	3,398,924
ProFund VP Semiconductor	1,003,398	446,964	555,458	—	—	2,005,820
ProFund VP Technology	635,501	—	2,121,701	—	—	2,757,202
ProFund VP Utilities	—	—	—	480,879	212,305	693,184
ProFund VP Rising Rates Opportunity	—	5,366,257	27,138,193	—	11,189,405	43,693,855
ProFund VP Falling U.S. Dollar	—	—	1,990,078	—	55,790	2,045,868

354  :: Notes to Financial Statements :: December 31, 2013

CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$—	$—	$488,058	$—	$—	$488,058
ProFund VP Small-Cap Value	—	—	2,007,835	1,628,882	248,076	3,884,793
ProFund VP Japan	—	—	—	—	484,985	484,985
ProFund VP UltraBull	—	1,208,747	604,374	—	—	1,813,121
ProFund VP UltraSmall-Cap	—	2,015,660	1,007,830	—	—	3,023,490
ProFund VP Short Mid-Cap	—	—	—	93,501	76,897	170,398
ProFund VP Short Dow 30	—	—	—	—	31,485	31,485
ProFund VP Short International	—	—	—	151,711	116,180	267,891
ProFund VP UltraShort Dow 30	—	—	—	192,336	47,723	240,059
ProFund VP Biotechnology	—	—	972,161	1,659,088	129,849	2,761,098
ProFund VP Pharmaceuticals	424,035	—	1,019,005	481,013	481,014	2,405,067
ProFund VP Telecommunications	—	—	1,398,836	423,593	—	1,822,429
ProFund VP U.S. Government Plus	—	—	—	8,888,004	—	8,888,004

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Large-Cap Value	$—	$59,751	$59,751
ProFund VP Asia 30	468,577	99,110	567,687
ProFund VP Europe 30	210,644	—	210,644
ProFund VP Emerging Markets	2,069,979	3,548,949	5,618,928
ProFund VP Bear	11,908,339	802,711	12,711,050
ProFund VP Short Mid-Cap	1,455,785	127,623	1,583,408
ProFund VP Short Small-Cap	1,106,170	90,095	1,196,265
ProFund VP Short Dow 30	46,754	—	46,754
ProFund VP Short NASDAQ-100	1,208,124	98,138	1,306,262
ProFund VP Short International	926,020	—	926,020
ProFund VP Short Emerging Markets	49,634	—	49,634
ProFund VP UltraShort Dow 30	717,681	12,485	730,166
ProFund VP UltraShort NASDAQ-100	1,354,363	50,872	1,405,235
ProFund VP Banks	35,626	2,863,119	2,898,745
ProFund VP Basic Materials	—	192,506	192,506
ProFund VP Financials	749,809	648,179	1,397,988
ProFund VP Health Care	411,962	—	411,962
ProFund VP Precious Metals	65,918,085	—	65,918,085
ProFund VP Semiconductor	127,606	119,832	247,438
ProFund VP U.S. Government Plus	10,941,789	—	10,941,789
ProFund VP Rising Rates Opportunity	14,344,642	290,374	14,635,016
ProFund VP Falling U.S. Dollar	28,838	43,255	72,093
ProFund VP Money Market	570	—	570

CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$1,074,184	$—	$1,074,184
ProFund VP International	1,477,280	—	1,477,280
ProFund VP Japan	375,174	554,291	929,465
ProFund VP Short Mid-Cap	390,094	18,243	408,337
ProFund VP Short Small-Cap	2,220,676	116,525	2,337,201
ProFund VP Short Dow 30	10,917	—	10,917
ProFund VP Short NASDAQ-100	5,194,500	272,846	5,467,346
ProFund VP Short International	424,016	—	424,016
ProFund VP Short Emerging Markets	556,692	—	556,692
ProFund VP UltraShort NASDAQ-100	1,183,562	53,069	1,236,631

The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

At December 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

December 31, 2013 :: Notes to Financial Statements ::  355

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$100,969,987	$26,574,028	$(6,227,981)	$20,346,047
ProFund VP Mid-Cap	19,924,000	—	—	—
ProFund VP Small-Cap	22,631,311	2,284,350	(238,906)	2,045,444
ProFund VP Dow 30	646,000	—	—	—
ProFund VP NASDAQ-100	47,936,799	16,676,199	(2,039,901)	14,636,298
ProFund VP Large-Cap Value	18,826,811	7,434,965	(4,068,271)	3,366,694
ProFund VP Large-Cap Growth	24,648,061	13,963,474	(1,694,934)	12,268,540
ProFund VP Mid-Cap Value	23,658,344	7,565,689	(2,876,684)	4,689,005
ProFund VP Mid-Cap Growth	24,685,178	12,255,128	(1,925,098)	10,330,030
ProFund VP Small-Cap Value	34,448,133	9,381,123	(3,822,242)	5,558,881
ProFund VP Small-Cap Growth	37,929,248	14,415,359	(1,948,801)	12,466,558
ProFund VP Asia 30	30,160,536	18,176,733	(5,850,384)	12,326,349
ProFund VP Europe 30	34,736,365	13,629,062	(6,089,161)	7,539,901
ProFund VP International	14,989,000	—	—	—
ProFund VP Emerging Markets	17,908,481	2,811,647	(1,806,902)	1,004,745
ProFund VP Japan	21,497,000	—	—	—
ProFund VP UltraBull	18,102,712	4,878,398	(980,484)	3,897,914
ProFund VP UltraMid-Cap	18,790,566	7,653,170	(1,728,031)	5,925,139
ProFund VP UltraSmall-Cap	30,453,599	5,221,288	(558,196)	4,663,092
ProFund VP UltraNASDAQ-100	39,501,872	14,136,001	(2,055,486)	12,080,515
ProFund VP Bear	12,787,000	—	—	—
ProFund VP Short Mid-Cap	4,175,000	—	—	—
ProFund VP Short Small-Cap	2,066,000	—	—	—
ProFund VP Short Dow 30	50,000	—	—	—
ProFund VP Short NASDAQ-100	5,403,000	—	—	—
ProFund VP Short International	1,638,000	—	—	—
ProFund VP Short Emerging Markets	1,162,000	—	—	—
ProFund VP UltraShort Dow 30	195,000	—	—	—
ProFund VP UltraShort NASDAQ-100	2,837,000	—	—	—
ProFund VP Banks	5,351,677	2,941,346	(2,939,179)	2,167
ProFund VP Basic Materials	19,387,198	14,154,851	(6,375,551)	7,779,300
ProFund VP Biotechnology	17,668,014	18,903,805	(1,969,623)	16,934,182
ProFund VP Consumer Goods	11,045,058	10,327,289	(1,669,593)	8,657,696
ProFund VP Consumer Services	25,621,611	15,543,016	(1,522,673)	14,020,343
ProFund VP Financials	35,618,962	20,900,780	(12,563,534)	8,337,246
ProFund VP Health Care	35,131,689	28,471,215	(5,346,356)	23,124,859
ProFund VP Industrials	20,237,025	11,004,504	(2,006,110)	8,998,394
ProFund VP Internet	9,019,006	6,450,695	(857,374)	5,593,321
ProFund VP Oil & Gas	24,999,814	39,999,886	(5,788,879)	34,211,007
ProFund VP Pharmaceuticals	8,241,371	5,191,278	(1,319,942)	3,871,336
ProFund VP Precious Metals	35,070,000	—	—	—
ProFund VP Real Estate	11,285,528	8,589,167	(3,418,562)	5,170,605
ProFund VP Semiconductor	662,234	708,805	(242,703)	466,102
ProFund VP Technology	8,839,131	8,781,761	(2,085,261)	6,696,500
ProFund VP Telecommunications	4,644,481	2,305,718	(1,691,711)	614,007
ProFund VP Utilities	19,617,590	15,478,252	(3,779,160)	11,699,092
ProFund VP U.S. Government Plus	21,646,933	—	(194,174)	(194,174)
ProFund VP Rising Rates Opportunity	30,016,000	—	—	—
ProFund VP Falling U.S. Dollar	1,326,000	—	—	—
ProFund VP Money Market	212,451,000	—	—	—

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

356  :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following fifty funds included in the ProFunds Trust:

ProFund VP Bull	ProFund VP UltraMid-Cap	ProFund VP Financials
ProFund VP Mid-Cap	ProFund VP UltraSmall-Cap	ProFund VP Health Care
ProFund VP Small-Cap	ProFund VP UltraNASDAQ-100	ProFund VP Industrials
ProFund VP Dow 30	ProFund VP Bear	ProFund VP Internet
ProFund VP NASDAQ-100	ProFund VP Short Mid-Cap	ProFund VP Oil & Gas
ProFund VP Large-Cap Value	ProFund VP Short Small-Cap	ProFund VP Pharmaceuticals
ProFund VP Large-Cap Growth	ProFund VP Short Dow 30	ProFund VP Precious Metals
ProFund VP Mid-Cap Value	ProFund VP Short NASDAQ-100	ProFund VP Real Estate
ProFund VP Mid-Cap Growth	ProFund VP Short International	ProFund VP Semiconductor
ProFund VP Small-Cap Value	ProFund VP Short Emerging Markets	ProFund VP Technology
ProFund VP Small-Cap Growth	ProFund VP UltraShort Dow 30	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP UltraShort NASDAQ-100	ProFund VP Utilities
ProFund VP Europe 30	ProFund VP Banks	ProFund VP U.S. Government Plus
ProFund VP International	ProFund VP Basic Materials	ProFund VP Rising Rates Opportunity
ProFund VP Emerging Markets	ProFund VP Biotechnology	ProFund VP Falling U.S. Dollar
ProFund VP Japan	ProFund VP Consumer Goods	ProFund VP Money Market
ProFund VP UltraBull	ProFund VP Consumer Services

(hereafter collectively referred to as the “Funds”) at December 31, 2013 and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 24, 2014

Additional Tax Information (unaudited) ::  357

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2013, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction
ProFund VP Bull	52.95%
ProFund VP Small-Cap	24.51%
ProFund VP Large-Cap Value	100.00%
ProFund VP Large-Cap Growth	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP Small-Cap Value	100.00%
ProFund VP Small-Cap Growth	71.19%
ProFund VP UltraBull	9.79%
ProFund VP Banks	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Consumer Goods	100.00%
ProFund VP Consumer Services	71.88%
ProFund VP Financials	100.00%
ProFund VP Health Care	100.00%
ProFund VP Industrials	100.00%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	67.58%
ProFund VP Real Estate	9.90%
ProFund VP Semiconductor	100.00%
ProFund VP Telecommunications	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2013, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain
ProFund VP Bull	$5,734,874
ProFund VP Mid-Cap	272,464
ProFund VP Small-Cap	438,753
ProFund VP Small-Cap Growth	1,238,907
ProFund VP UltraBull	322,042
ProFund VP Consumer Services	51,479
ProFund VP Internet	688,596
ProFund VP Oil & Gas	2,235,809
ProFund VP Pharmaceuticals	463,884
ProFund VP Telecommunications	23,046

For the fiscal year ended December 31, 2013, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term Capital Gain
ProFund VP Bull	$9,905,538
ProFund VP Mid-Cap	798,833
ProFund VP Small-Cap	1,306,537
ProFund VP Small-Cap Growth	488,482
ProFund VP International	616,082
ProFund VP UltraBull	1,942,691
ProFund VP Consumer Services	27,125
ProFund VP Pharmaceuticals	458,796
ProFund VP Telecommunications	703,571
ProFund VP U.S. Government Plus	3,024,779

358  :: Board Approval of Investment Advisory Agreement :: December 31, 2013 (unaudited)

At a meeting held on September 9-10, 2013, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)            detailed information about the advisory services provided by the Advisor;

(ii)           the Advisor’s Form ADV;

(iii)          biographies of employees primarily responsible for providing investment advisory services;

(iv)          information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)           information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)          performance information for prior periods;

(vii)         comparative industry fee data;

(viii)        information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;

(ix)          information regarding trade allocation and best execution;

(x)           information about the financial condition of the Advisor; and

(xi)          information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and was advised by legal counsel with respect to its deliberations. The Independent Trustees were advised by separate independent legal counsel with respect to their deliberations.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 9-10, 2013, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at their regular meetings throughout the year. The Board’s conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant, including, among other things:

(i)            the nature, extent, and quality of the services to be provided to each Fund by the Advisor;

(ii)           the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds;

(iii)          the investment performance of the Funds; and

(iv)          the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•      the investment objective of each Fund, the Advisor’s description of the special skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•      the fact that to maintain exposure consistent with each geared Fund’s daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional index funds;

•      the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds;

•      the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas, as well as potential future changes to the cash management process;

•      the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;

•      the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience;

•      the structure of the portfolio staff compensation program and the incentives it is intended to provide; and

•      information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties.

The Board also reviewed the Advisor’s compliance program, including specific activities associated with the both the geared and non-geared Funds, and discussed it with the Funds’ Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addresses by the compliance program.

The Board reviewed the financial condition of the Advisor. The Board noted the Advisor’s attention to its operating costs and its financial discipline, while it continues to invest in functions relevant and important to the Fund and their shareholders

December 31, 2013 (unaudited) :: Board Approval of Investment Advisory Agreement ::  359

including, among others, portfolio management and trading capabilities. The Board found the Advisor’s financial condition to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering services similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. (“Lipper”) comparing the management fee rate paid by each Fund to other funds with investment objectives most similar to each Fund, as well as the median of each Fund’s Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds for both the geared and non-geared Funds, as well as Lipper categories used for comparison. The Board noted that, by design, certain of the Funds are unique and therefore no fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees after taking waivers and reimbursements into account. The Board considered the fees paid by other clients of the Advisor and its affiliates for advisory services.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board considered the significant drivers of cost including, but not limited to, leverage, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk, and also considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. That Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2013. The Board also considered the performance information provided for the Funds at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each geared Fund remained strong during the applicable periods and that geared Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable period. The Board noted that, given the nature of the Funds, the correlation of the Fund’s performance with the performance of a benchmark was a more meaningful factor than the Fund’s total return.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board considered any indirect, or “fall-out,” benefits that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

The Board noted that economies of scale may not apply to all costs incurred by the Advisor, including trading costs in multiple markets.

360  :: Board Approval of Investment Advisory Agreement :: December 31, 2013 (unaudited)

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

362 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2013 and held for the entire period from July 1, 2013 through December 31, 2013.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period 7/1/13 - 12/31/13(1)	Annualized Expense Ratio During Period 7/1/13 - 12/31/13
ProFund VP Bull	$1,000.00	$1,151.40	$9.11	1.68%
ProFund VP Mid-Cap	1,000.00	1,153.00	9.12	1.68%
ProFund VP Small-Cap	1,000.00	1,189.80	9.27	1.68%
ProFund VP Dow 30	1,000.00	1,105.20	8.91	1.68%
ProFund VP NASDAQ-100	1,000.00	1,231.00	9.45	1.68%
ProFund VP Large-Cap Value	1,000.00	1,130.70	9.02	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,175.30	9.21	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,147.60	9.09	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,161.60	9.15	1.68%
ProFund VP Small-Cap Value	1,000.00	1,190.30	9.27	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,222.20	9.41	1.68%
ProFund VP Asia 30	1,000.00	1,248.20	9.52	1.68%
ProFund VP Europe 30	1,000.00	1,248.60	9.52	1.68%
ProFund VP International	1,000.00	1,167.30	9.18	1.68%
ProFund VP Emerging Markets	1,000.00	1,093.40	8.86	1.68%
ProFund VP Japan	1,000.00	1,162.40	9.16	1.68%
ProFund VP UltraBull	1,000.00	1,326.40	9.85	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,331.00	9.87	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,410.80	10.21	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,514.10	10.65	1.68%
ProFund VP Bear	1,000.00	848.50	7.83	1.68%
ProFund VP Short Mid-Cap	1,000.00	842.80	7.80	1.68%
ProFund VP Short Small-Cap	1,000.00	814.00	7.68	1.68%
ProFund VP Short Dow 30	1,000.00	842.20	7.80	1.68%
ProFund VP Short NASDAQ-100	1,000.00	789.90	7.58	1.68%
ProFund VP Short International	1,000.00	830.70	7.75	1.68%
ProFund VP Short Emerging Markets	1,000.00	885.90	7.99	1.68%
ProFund VP UltraShort Dow 30	1,000.00	772.70	7.51	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	639.50	6.94	1.68%
ProFund VP Banks	1,000.00	1,124.30	9.00	1.68%
ProFund VP Basic Materials	1,000.00	1,218.70	9.40	1.68%
ProFund VP Biotechnology	1,000.00	1,302.10	9.75	1.68%
ProFund VP Consumer Goods	1,000.00	1,108.10	8.93	1.68%
ProFund VP Consumer Services	1,000.00	1,186.40	9.26	1.68%
ProFund VP Financials	1,000.00	1,124.10	8.99	1.68%
ProFund VP Health Care	1,000.00	1,166.00	9.17	1.68%
ProFund VP Industrials	1,000.00	1,222.20	9.41	1.68%
ProFund VP Internet	1,000.00	1,312.60	9.79	1.68%
ProFund VP Oil & Gas	1,000.00	1,133.30	9.03	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,123.20	8.99	1.68%
ProFund VP Precious Metals	1,000.00	1,027.50	8.59	1.68%
ProFund VP Real Estate	1,000.00	962.90	8.31	1.68%
ProFund VP Semiconductor	1,000.00	1,136.40	9.05	1.68%
ProFund VP Technology	1,000.00	1,200.70	9.32	1.68%
ProFund VP Telecommunications	1,000.00	1,022.10	8.56	1.68%
ProFund VP Utilities	1,000.00	1,023.60	8.57	1.68%

Expense Examples (unaudited) :: 363

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period 7/1/13 - 12/31/13(1)	Annualized Expense Ratio During Period 7/1/13 - 12/31/13
ProFund VP U.S. Government Plus	$1,000.00	$908.90	$6.64	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,068.30	8.76	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,028.90	8.59	1.68%
ProFund VP Money Market	1,000.00	1,000.10	—	0.00%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

364 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period 7/1/13 - 12/31/13(1)	Annualized Expense Ratio During Period 7/1/13 - 12/31/13
ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraBull	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Bear	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Banks	1,000.00	1,016.74	8.54	1.68%
ProFund VP Basic Materials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Biotechnology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Services	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Health Care	1,000.00	1,016.74	8.54	1.68%
ProFund VP Industrials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Internet	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.74	8.54	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Precious Metals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Real Estate	1,000.00	1,016.74	8.54	1.68%
ProFund VP Semiconductor	1,000.00	1,016.74	8.54	1.68%
ProFund VP Technology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Telecommunications	1,000.00	1,016.74	8.54	1.68%
ProFund VP Utilities	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.74	8.54	1.68%
ProFund VP Money Market	1,000.00	1,025.21	—	0.00%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Trustees and Officers (unaudited) :: 365

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002-present)	ProFunds (112); Access One Trust (3); ProShares (123)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (123)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present

Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to 2010); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)

ProFunds (112); Access One Trust (3); ProShares (123)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (123)

*                 The “Fund Complex” consists of all operational registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment advisor that is an affiliated person of the ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

366 :: Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President*	Indefinite; January 2014 to present

President of the Advisor (January 2014 to present); Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

*                 From February 2003 to December 2013, Louis M. Mayberg served as President of the Trust.

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P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; the only amendments include updates to the president and principal executive officer. There have been no waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)                                 2013 $609,894

2012 $610,536

The fees relate to the audit of the registrants’ annual financial statements paid to PWC LLP.

Audit-Related Fees

(b)                                 2013 $0

2012 $0

Tax Fees

(c)                                  2013 $136,500

2012 $161,700

The fees relate to the preparation of the registrant’s tax returns.

All Other Fees

(d)                                 2013 $0

2012 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g)                                  2013 $136,500

2012 $161,700

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h) Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)   Not Applicable

(b)   Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 6, 2014

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 6, 2014

* Print the name and title of each signing officer under his or her signature.